     As filed with the Securities and Exchange Commission on April 13, 2018

                                                            File Nos. 333-200253
                                                                       811-03365


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4



            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      PRE-EFFECTIVE AMENDMENT NO.                       [ ]
                     POST-EFFECTIVE AMENDMENT NO. 4                     [X]
                                  AND
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           AMENDMENT NO. 670                            [X]


                        (Check Appropriate Box or Boxes)


                         Brighthouse Separate Account A
                           (Exact Name of Registrant)


                       Brighthouse Life Insurance Company
                              (Name of Depositor)


                        11225 North Community House Road
                              Charlotte, NC 28277
        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code

                                 (980) 365-7100


                    (Name and Address of Agent for Service)


                       Brighthouse Life Insurance Company

                       c/o The Corporation Trust Company
                               1209 Orange Street
                            Corporation Trust Center
                               New Castle County
                              Wilmington, DE 19801
                                 (302) 658 7581



                                   COPIES TO:

                                W. Thomas Conner

                                  Vedder Price
                           1633 Broadway, 31st Floor
                            New York, New York 10019



                 Approximate Date of Proposed Public Offering:



           On April 30, 2018 or as soon as thereafter as practicable.


It is proposed that this filing will become effective (check appropriate box):

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485.


[X]    on April 30, 2018 pursuant to paragraph (b) of Rule 485.


[ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]    on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Interest in a separate account under individual flexible premium deferred variable annuity contracts.

                      BRIGHTHOUSE LIFE INSURANCE COMPANY
                        BRIGHTHOUSE SEPARATE ACCOUNT A

                        SUPPLEMENT DATED APRIL 30, 2018
                   TO THE PROSPECTUSES DATED APRIL 30, 2018

For contracts issued on or after November 13, 2006 (or a later date, subject to state approval), this supplement describes the Annuity Date provision under the contract offered by the selling firm to which your account representative is associated. This supplement applies to the following variable annuity contracts issued by Brighthouse Life Insurance Company ("we," "us," or "our"): Series VA (offered between March 22, 2001 and October 7, 2011), Series C (offered between September 4, 2001 and October 7, 2011), 3-year Series L, and Series XC. This supplement provides information in addition to that contained in the prospectus dated April 30, 2018 for the contract. It should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

ANNUITY DATE

In the "ANNUITY PAYMENTS (THE INCOME PHASE) -- Annuity Date" section of the prospectus, replace the second and third paragraphs with the following:

   When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or ten
   (10) years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us. However, if you have bought your contract through the selling firm to which your account representative is associated, you cannot extend your Annuity Date to a date beyond age 95 of the Annuitant unless your contract is held through a custodial account, such as an IRA held in a custodial account (see "Other Information -- Annuitant" for the definition of Annuitant and permitted changes of the Annuitant).

   PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE ELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED WITHDRAWAL BENEFIT, A GUARANTEED MINIMUM INCOME BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT, AND THE RIDER CONTINUES IN EFFECT AT THE TIME OF ANNUITIZATION, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS, THE GUARANTEED MINIMUM INCOME BENEFIT PLUS RIDERS, AND THE GMIB MAX I RIDER) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER. For a Guaranteed Withdrawal Benefit rider where annuitization must occur no later than age 95 of the Annuitant, there are several annuity income options to choose from during the Income Phase of which you should be aware. See "Living Benefits -- Description of the Lifetime Withdrawal Guarantee II -- Lifetime Withdrawal Guarantee and Annuitization" and "Living Benefits -- Description of the Enhanced Guaranteed Withdrawal Benefit -- Enhanced GWB and Annuitization" in the prospectus.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                                        Telephone: 800-343-8496
                                                                 SUPP-MLFAN0418

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY



                                             BRIGHTHOUSE LIFE INSURANCE COMPANY




                                                                             AND



                                                  BRIGHTHOUSE SEPARATE ACCOUNT A





                                                                       SERIES XC






                                                                  APRIL 30, 2018



This prospectus describes the flexible premium deferred variable annuity contract offered by Brighthouse Life Insurance Company (BLIC, the
Company, or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans.
                         Currently the contract is not available for new sales.



The annuity contract has 60 investment choices -- a Fixed Account that offers an interest rate guaranteed by us, and 59 Investment Portfolios listed below.

The expenses for a contract with a Purchase Payment Credit may be higher than expenses for a contract without a credit. The amount of the Purchase
Payment Credit may be more than offset by the fees and charges associated with the credit. We anticipate the contracts will be profitable for us over the long term.

BRIGHTHOUSE FUNDS TRUST I

     AB Global Dynamic Allocation Portfolio (Class B)


     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Growth Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)

     BlackRock Global Tactical Strategies Portfolio (Class B)

     BlackRock High Yield Portfolio (Class B)


     Brighthouse Asset Allocation 100 Portfolio (Class B)


     Brighthouse Balanced Plus Portfolio (Class B)

     Brighthouse Small Cap Value Portfolio (Class B)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)

     Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)

     Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)

     Brighthouse/Templeton International Bond Portfolio (Class B)#


     Clarion Global Real Estate Portfolio (Class B)

     ClearBridge Aggressive Growth Portfolio (Class B)


     Fidelity Institutional Asset Management(R) Government Income Portfolio
         (Class B) (formerly Pyramis(R) Government Income Portfolio)


     Harris Oakmark International Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)


     Invesco Comstock Portfolio (Class B)


     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Core Bond Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)

     Loomis Sayles Global Markets Portfolio (Class B)

     MetLife Multi-Index Targeted Risk Portfolio (Class B)

     MFS(R) Research International Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)

     PIMCO Inflation Protected Bond Portfolio (Class B)


     PIMCO Total Return Portfolio (Class B)


     Schroders Global Multi-Asset Portfolio (Class B)

     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)


     Victory Sycamore Mid Cap Value Portfolio (Class B) (formerly Invesco Mid
         Cap Value Portfolio)

     Wells Capital Management Mid Cap Value Portfolio (Class B) (formerly
         Goldman Sachs Mid Cap Value Portfolio)



BRIGHTHOUSE FUNDS TRUST II


     Baillie Gifford International Stock Portfolio (Class B)

     BlackRock Ultra-Short Term Bond Portfolio (Class B)


     Brighthouse Asset Allocation 20 Portfolio (Class B)

     Brighthouse Asset Allocation 40 Portfolio (Class B)

     Brighthouse Asset Allocation 60 Portfolio (Class B)

     Brighthouse Asset Allocation 80 Portfolio (Class B)

     Brighthouse/Artisan Mid Cap Value Portfolio (Class B)

     Brighthouse/Dimensional International Small Company Portfolio (Class B)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)


     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)


     MetLife Aggregate Bond Index Portfolio (Class G)

     MetLife Mid Cap Stock Index Portfolio (Class G)


     MetLife MSCI EAFE(R) Index Portfolio (Class G)

     MetLife Russell 2000(R) Index Portfolio (Class G)


     MetLife Stock Index Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)


     VanEck Global Natural Resources Portfolio (Class B)#


     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class B)


# This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")



Please read this prospectus before investing and keep it on file for future reference. It contains important information about the BLIC Variable Annuity Contract.



To learn more about the BLIC Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 30, 2018. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 94 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.BRIGHTHOUSEFINANCIAL.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



April 30, 2018

TABLE OF CONTENTS                                              PAGE
                         PAGE





INDEX OF SPECIAL TERMS...................................  5
HIGHLIGHTS...............................................  7
FEE TABLES AND EXAMPLES..................................  9
1. THE ANNUITY CONTRACT.................................. 17
2. PURCHASE.............................................. 17
     Purchase Payments................................... 18
     Termination for Low Account Value................... 18
     Allocation of Purchase Payments..................... 18
     Investment Allocation Restrictions for Certain
       Riders............................................ 20
     Purchase Payment Credit............................. 23
     Free Look........................................... 23
     Accumulation Units.................................. 24
     Account Value....................................... 24
     Replacement of Contracts............................ 24
3. INVESTMENT OPTIONS.................................... 25
     Investment Portfolios That Are Funds-of-Funds....... 27
     Transfers........................................... 28
     Dollar Cost Averaging Programs...................... 31
     Three Month Market Entry Program.................... 32
     Automatic Rebalancing Program....................... 32
     Voting Rights....................................... 33
     Substitution of Investment Options.................. 33
4. EXPENSES.............................................. 33
     Product Charges..................................... 33
     Account Fee......................................... 35
     Guaranteed Minimum Income
       Benefit -- Rider Charge........................... 35
     Lifetime Withdrawal Guarantee and Guaranteed
       Withdrawal Benefit -- Rider Charge................ 36
     Guaranteed Minimum Accumulation
       Benefit -- Rider Charge........................... 38
     Withdrawal Charge................................... 38
     Reduction or Elimination of the Withdrawal
       Charge............................................ 39
     Premium and Other Taxes............................. 39
     Transfer Fee........................................ 39
     Income Taxes........................................ 39
     Investment Portfolio Expenses....................... 39
5.       ANNUITY PAYMENTS
     (THE INCOME PHASE).................................. 40
     Annuity Date........................................ 40
     Annuity Payments.................................... 40
     Annuity Options..................................... 41
     Variable Annuity Payments........................... 42
     Fixed Annuity Payments.............................. 43
6. ACCESS TO YOUR MONEY.................................. 43
     Systematic Withdrawal Program....................... 44
     Suspension of Payments or Transfers................. 44
7. LIVING BENEFITS....................................... 45
     Overview of Living Benefit Riders................... 45
     Guaranteed Income Benefits.......................... 45
     Description of GMIB Plus II......................... 47
     Description of GMIB Plus I.......................... 52
     Description of GMIB II.............................. 54
     Description of GMIB I............................... 55
     Guaranteed Withdrawal Benefits...................... 55
     Description of the Lifetime Withdrawal Guarantee
       II................................................ 57
     Description of the Lifetime Withdrawal Guarantee
       I................................................. 63
     Description of the Enhanced Guaranteed
       Withdrawal Benefit................................ 64
     Guaranteed Minimum Accumulation Benefit............. 68
8. PERFORMANCE........................................... 71
9. DEATH BENEFIT......................................... 71
     Upon Your Death..................................... 71
     Standard Death Benefit -- Principal Protection...... 72
     Optional Death Benefit -- Annual Step-Up............ 72
     Optional Death Benefit -- Enhanced Death
       Benefit I......................................... 73
     Optional Death Benefit -- Compounded-Plus........... 76
     Additional Death Benefit -- Earnings Preservation
       Benefit........................................... 77
     General Death Benefit Provisions.................... 77
     Spousal Continuation................................ 78
     Death of the Annuitant.............................. 78
     Controlled Payout................................... 78
10. FEDERAL INCOME TAX STATUS............................ 79
     Non-Qualified Contracts............................. 79
     Qualified Contracts................................. 82
11. OTHER INFORMATION.................................... 89
     Brighthouse Life Insurance Company.................. 89
     The Separate Account................................ 89
     Distributor......................................... 90
     Selling Firms....................................... 90
     Requests and Elections.............................. 91
     Ownership........................................... 93
     Legal Proceedings................................... 94
     Financial Statements................................ 94

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION.................................  94
APPENDIX A............................................. A-1
     Condensed Financial Information................... A-1
APPENDIX B............................................. B-1
     Participating Investment Portfolios............... B-1
APPENDIX C............................................. C-1
     EDCA Examples with Multiple Purchase Payments..... C-1
APPENDIX D............................................. D-1
     Guaranteed Minimum Income Benefit Examples........ D-1
APPENDIX E............................................. E-1
     Guaranteed Withdrawal Benefit Examples............ E-1
APPENDIX F............................................. F-1
     Death Benefit Examples............................ F-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                            PAGE

Account Value............................................................ 24
Accumulation Phase....................................................... 17
Accumulation Unit........................................................ 24
Annual Benefit Payment..................................... 58 and 64
Annuitant................................................................ 94
Annuity Date............................................................. 40
Annuity Options.......................................................... 41
Annuity Payments......................................................... 40
Annuity Service Center..................................................... 8
Annuity Units............................................................ 40
Beneficiary.............................................................. 93
Benefit Base............................................................. 64
Business Day............................................................. 19
Contract Year............................................................ 18
Death Benefit Base....................................................... 73
Fixed Account............................................................ 17
Free Look................................................................ 23
Good Order............................................................... 92
Guaranteed Accumulation Amount........................................... 69
Guaranteed Principal Adjustment.......................................... 61
Guaranteed Withdrawal Amount............................................. 65
GWB Withdrawal Rate...................................................... 65
Income Base.............................................................. 47
Income Phase............................................................. 17
Investment Portfolios.................................................... 25
Joint Owners............................................................. 93
Owner.................................................................... 93
Purchase Payment Credit.................................................. 23
Purchase Payment......................................................... 18
Remaining Guaranteed Withdrawal Amount................................... 57
Separate Account......................................................... 89
Total Guaranteed Withdrawal Amount....................................... 57

                      This page intentionally left blank.

HIGHLIGHTS


The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your financial representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB), a guaranteed withdrawal benefit (GWB), or a guaranteed minimum accumulation benefit (GMAB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and any guaranteed amounts due under a GMIB, GWB, or GMAB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information -- The Separate Account.")



As a result of the Purchase Payment Credit feature of this contract, the contract is available only to prospective Owners who are age 80 or younger. We will add a Purchase Payment Credit to your Account Value with respect to your initial Purchase Payment and any subsequent Purchase Payment received by us prior to the contract anniversary immediately following your 81st birthday. The amount of the credit is 4% (an additional 1% credit is added if your total Purchase Payments equal $1 million or more). A portion of certain charges (the mortality and expense charge and the withdrawal charge) assessed under the contract are used to fund the credit.


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 8%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Living Benefits -- Guaranteed Income Benefits").


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, Free Look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.

FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, we will return the Account Value less the adjusted Purchase Payment Credit, and we will not deduct a withdrawal charge. The adjusted Purchase Payment Credit is equal to the lesser of: (1) the portion of the Account Value that is attributable to the Purchase Payment Credit; or (2) the total of Purchase Payment Credit(s). This means that you receive any investment gain on the Purchase Payment Credit(s) and BLIC bears any loss. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable). You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period. We will return your Purchase Payment if required by law.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:



                      Brighthouse Life Insurance Company

                            Annuity Service Center
                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366

                                 (800) 343-8496


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.


Contact us at WWW.BRIGHTHOUSEFINANCIAL.COM for more information and to enroll.

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              8%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------


 Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See
 "Expenses -- Withdrawal Charge.")



Number of Complete Years from     Withdrawal Charge
Receipt of Purchase Payment       (% of Purchase Payment)
-------------------------------   ------------------------
               0                             8
               1                             8
               2                             8
               3                             7
               4                             6
               5                             5
               6                             4
               7                             3
               8                             2
        9 and thereafter                     0


 Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. We are currently waiving the transfer fee, but reserve the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)   $30

SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

(as a percentage of average Account Value in the Separate Account)



Mortality and Expense Charge                                     1.30%
Administration Charge                                            0.25%
                                                                 ----

Total Separate Account Annual Expenses                           1.55%
Death Benefit Rider Charges (Optional) (Note 3)
(as a percentage of average Account Value in the Separate
Account)
Optional Death Benefit -- Annual Step-Up                         0.20%
Optional Death Benefit -- Compounded-Plus                        0.35%
Additional Death Benefit -- Earnings Preservation Benefit        0.25%
Total Separate Account Annual Expenses
Including Highest Charges for Optional Death Benefits (Note 4)   2.15%

--------------------------------------------------------------------------------


 Note 1. An account fee of $30 is charged every Contract Year on the contract anniversary if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")




 Note 2. Certain charges and expenses for contracts issued before May 1, 2003, are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 3. See below for an additional optional death benefit rider (the Enhanced Death Benefit I), for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.



 Note 4. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit -- Compounded-Plus Charge, and the Additional Death Benefit -- Earnings Preservation Benefit Charge.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER CHARGES
(as a percentage of the Income Base (Note 2))

  GMIB Plus II -- maximum charge                                      1.50%

  GMIB Plus II -- current charge                                      1.00%


  GMIB Plus I -- maximum charge                                       1.50%

  GMIB Plus I -- current charge                                       0.80%


  GMIB II and GMIB I                                                  0.50%


LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
(as a percentage of the Total Guaranteed Withdrawal Amount (Note 3))

  Lifetime Withdrawal Guarantee II
---------------------------------------------------------------------

  Single Life version -- maximum charge                               1.60%

  Single Life version -- current charge                               1.25%

  Joint Life version -- maximum charge                                1.80%

  Joint Life version -- current charge                                1.50%


  Lifetime Withdrawal Guarantee I
---------------------------------------------------------------------

  Single Life version -- maximum charge                               0.95%

  Single Life version -- current charge                               0.50%

  Joint Life version -- maximum charge                                1.40%

  Joint Life version -- current charge                                0.70%


--------------------------------------------------------------------------------

 Note 1. You may only elect one living benefit rider at a time. The GMIB Plus II rider is the only living benefit rider that the Enhanced Death Benefit I rider may be elected with. Certain rider charges for contracts issued before May 4, 2009 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits -- Guaranteed Income Benefits" for a definition of the term Income Base. The GMIB Plus II and GMIB Plus I rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See "Expenses.")



 Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living
 Benefits -- Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")

GUARANTEED WITHDRAWAL BENEFIT RIDER CHARGES
(as a percentage of the Guaranteed Withdrawal Amount (Note 4))

  Enhanced Guaranteed Withdrawal Benefit -- maximum charge               1.00%

  Enhanced Guaranteed Withdrawal Benefit -- current charge               0.55%


  Guaranteed Withdrawal Benefit I -- maximum charge                      0.95%

  Guaranteed Withdrawal Benefit I -- current charge                      0.50%


GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER CHARGE
  (as a percentage of the Guaranteed Accumulation Amount (Note 5))       0.75%


ENHANCED DEATH BENEFIT RIDER CHARGES
  (as a percentage of the Death Benefit Base (Note 6))

  Enhanced Death Benefit I -- maximum charge                             1.50%

  Enhanced Death Benefit I (issue age 69 or younger) -- current charge   0.75%

  Enhanced Death Benefit I (issue age 70-75) -- current charge           0.95%


--------------------------------------------------------------------------------

 Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits -- Guaranteed Withdrawal Benefits" for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount. The Enhanced Guaranteed Withdrawal Benefit and Guaranteed Withdrawal Benefit I rider charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See "Expenses.")



 Note 5. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial Purchase Payment. The Guaranteed Accumulation Amount is adjusted for additional Purchase Payments made during the first 120 days of the contract and for withdrawals. See "Living Benefits -- Guaranteed Minimum Accumulation Benefit" for a definition of the term Guaranteed Accumulation Amount.



 Note 6. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. For a definition of the term Death Benefit Base, see "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit I." The Enhanced Death Benefit I rider charge may increase upon an Optional Step-Up, but it will not exceed the maximum charge listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

--------------------------------------------------------------------------------
THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED
BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES. FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -- DISTRIBUTOR."



MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES




                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.52%     1.24%
management fees, distribution and/or service (12b-1) fees, and other expenses)



INVESTMENT PORTFOLIO FEES AND EXPENSES AS OF DECEMBER 31, 2017


(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.




                                                            DISTRIBUTION
                                                               AND/OR
                                               MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                               FEE      (12B-1) FEES   EXPENSES
--------------------------------------------- ------------ -------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio          0.61%         0.25%        0.03%

 American Funds(R) Balanced Allocation           0.06%         0.55%         --
  Portfolio

 American Funds(R) Growth Allocation             0.06%         0.55%        0.01%
  Portfolio

 American Funds(R) Growth Portfolio               --           0.55%        0.02%

 American Funds(R) Moderate Allocation           0.06%         0.55%        0.01%
  Portfolio

 AQR Global Risk Balanced Portfolio              0.61%         0.25%        0.03%

 BlackRock Global Tactical Strategies            0.66%         0.25%        0.02%
  Portfolio

 BlackRock High Yield Portfolio                  0.60%         0.25%        0.07%

 Brighthouse Asset Allocation 100                0.07%         0.25%        0.01%
  Portfolio

 Brighthouse Balanced Plus Portfolio             0.24%         0.25%        0.01%

 Brighthouse Small Cap Value Portfolio           0.75%         0.25%        0.04%

 Brighthouse/Aberdeen Emerging Markets           0.88%         0.25%        0.11%
  Equity Portfolio

 Brighthouse/Eaton Vance Floating Rate           0.60%         0.25%        0.08%
  Portfolio

 Brighthouse/Franklin Low Duration Total         0.50%         0.25%        0.05%
  Return Portfolio

 Brighthouse/Templeton International             0.60%         0.25%        0.10%
  Bond Portfolio

 Clarion Global Real Estate Portfolio            0.61%         0.25%        0.05%

 ClearBridge Aggressive Growth Portfolio         0.55%         0.25%        0.03%

 Fidelity Institutional Asset Management(R)      0.42%         0.25%        0.04%
  Government Income Portfolio

 Harris Oakmark International Portfolio          0.77%         0.25%        0.04%




                                                ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                               FUND FEES     ANNUAL        AND/OR       ANNUAL
                                                  AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                            EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
--------------------------------------------- ----------- ----------- --------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio         0.02%       0.91%         0.02%         0.89%

 American Funds(R) Balanced Allocation          0.42%       1.03%           --          1.03%
  Portfolio

 American Funds(R) Growth Allocation            0.43%       1.05%           --          1.05%
  Portfolio

 American Funds(R) Growth Portfolio             0.35%       0.92%           --          0.92%

 American Funds(R) Moderate Allocation          0.40%       1.02%           --          1.02%
  Portfolio

 AQR Global Risk Balanced Portfolio             0.06%       0.95%         0.01%         0.94%

 BlackRock Global Tactical Strategies           0.09%       1.02%         0.06%         0.96%
  Portfolio

 BlackRock High Yield Portfolio                   --        0.92%           --          0.92%

 Brighthouse Asset Allocation 100               0.67%       1.00%           --          1.00%
  Portfolio

 Brighthouse Balanced Plus Portfolio            0.43%       0.93%           --          0.93%

 Brighthouse Small Cap Value Portfolio          0.07%       1.11%         0.01%         1.10%

 Brighthouse/Aberdeen Emerging Markets            --        1.24%         0.05%         1.19%
  Equity Portfolio

 Brighthouse/Eaton Vance Floating Rate            --        0.93%           --          0.93%
  Portfolio

 Brighthouse/Franklin Low Duration Total          --        0.80%         0.07%         0.73%
  Return Portfolio

 Brighthouse/Templeton International              --        0.95%         0.01%         0.94%
  Bond Portfolio

 Clarion Global Real Estate Portfolio             --        0.91%           --          0.91%

 ClearBridge Aggressive Growth Portfolio          --        0.83%         0.02%         0.81%

 Fidelity Institutional Asset Management(R)       --        0.71%           --          0.71%
  Government Income Portfolio

 Harris Oakmark International Portfolio           --        1.06%         0.02%         1.04%


                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                              FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
 Invesco Balanced-Risk Allocation               0.63%         0.25%        0.03%
  Portfolio

 Invesco Comstock Portfolio                     0.56%         0.25%        0.02%

 Invesco Small Cap Growth Portfolio             0.85%         0.25%        0.03%

 JPMorgan Core Bond Portfolio                   0.55%         0.25%        0.02%

 JPMorgan Global Active Allocation              0.72%         0.25%        0.05%
  Portfolio

 Loomis Sayles Global Markets Portfolio         0.70%         0.25%        0.08%

 MetLife Multi-Index Targeted Risk              0.17%         0.25%        0.01%
  Portfolio

 MFS(R) Research International Portfolio        0.69%         0.25%        0.05%

 PanAgora Global Diversified Risk               0.65%         0.25%        0.16%
  Portfolio

 PIMCO Inflation Protected Bond                 0.47%         0.25%        0.50%
  Portfolio

 PIMCO Total Return Portfolio                   0.48%         0.25%        0.08%

 Schroders Global Multi-Asset Portfolio         0.64%         0.25%        0.06%

 SSGA Growth and Income ETF Portfolio           0.31%         0.25%        0.01%

 SSGA Growth ETF Portfolio                      0.32%         0.25%        0.02%

 T. Rowe Price Large Cap Value Portfolio        0.57%         0.25%        0.02%

 T. Rowe Price Mid Cap Growth Portfolio         0.75%         0.25%        0.03%

 Victory Sycamore Mid Cap Value                 0.65%         0.25%        0.03%
  Portfolio

 Wells Capital Management Mid Cap               0.72%         0.25%        0.05%
  Value Portfolio

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock            0.79%         0.25%        0.06%
  Portfolio

 BlackRock Ultra-Short Term Bond                0.35%         0.25%        0.04%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio      0.09%         0.25%        0.03%

 Brighthouse Asset Allocation 40 Portfolio      0.06%         0.25%         --

 Brighthouse Asset Allocation 60 Portfolio      0.05%         0.25%         --

 Brighthouse Asset Allocation 80 Portfolio      0.05%         0.25%        0.01%

 Brighthouse/Artisan Mid Cap Value              0.82%         0.25%        0.03%
  Portfolio

 Brighthouse/Dimensional International          0.81%         0.25%        0.11%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity             0.70%         0.25%        0.02%
  Opportunities Portfolio

 Frontier Mid Cap Growth Portfolio              0.71%         0.25%        0.04%

 Jennison Growth Portfolio                      0.60%         0.25%        0.02%

 MetLife Aggregate Bond Index Portfolio         0.25%         0.30%        0.03%

 MetLife Mid Cap Stock Index Portfolio          0.25%         0.30%        0.04%

 MetLife MSCI EAFE(R) Index Portfolio           0.30%         0.30%        0.07%

 MetLife Russell 2000(R) Index Portfolio        0.25%         0.30%        0.06%

 MetLife Stock Index Portfolio                  0.25%         0.25%        0.02%

 MFS(R) Value Portfolio                         0.70%         0.25%        0.02%

 Neuberger Berman Genesis Portfolio             0.81%         0.25%        0.04%

 T. Rowe Price Large Cap Growth                 0.60%         0.25%        0.02%
  Portfolio




                                               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                 AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                           EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- ----------- ----------- --------------- -----------
 Invesco Balanced-Risk Allocation              0.03%       0.94%         0.03%         0.91%
  Portfolio

 Invesco Comstock Portfolio                      --        0.83%         0.02%         0.81%

 Invesco Small Cap Growth Portfolio              --        1.13%         0.02%         1.11%

 JPMorgan Core Bond Portfolio                    --        0.82%         0.14%         0.68%

 JPMorgan Global Active Allocation               --        1.02%         0.06%         0.96%
  Portfolio

 Loomis Sayles Global Markets Portfolio          --        1.03%           --          1.03%

 MetLife Multi-Index Targeted Risk             0.21%       0.64%           --          0.64%
  Portfolio

 MFS(R) Research International Portfolio         --        0.99%         0.10%         0.89%

 PanAgora Global Diversified Risk              0.04%       1.10%           --          1.10%
  Portfolio

 PIMCO Inflation Protected Bond                  --        1.22%         0.01%         1.21%
  Portfolio

 PIMCO Total Return Portfolio                    --        0.81%         0.03%         0.78%

 Schroders Global Multi-Asset Portfolio        0.01%       0.96%           --          0.96%

 SSGA Growth and Income ETF Portfolio          0.20%       0.77%           --          0.77%

 SSGA Growth ETF Portfolio                     0.21%       0.80%           --          0.80%

 T. Rowe Price Large Cap Value Portfolio         --        0.84%         0.03%         0.81%

 T. Rowe Price Mid Cap Growth Portfolio          --        1.03%           --          1.03%

 Victory Sycamore Mid Cap Value                  --        0.93%         0.09%         0.84%
  Portfolio

 Wells Capital Management Mid Cap                --        1.02%         0.06%         0.96%
  Value Portfolio

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock             --        1.10%         0.12%         0.98%
  Portfolio

 BlackRock Ultra-Short Term Bond                 --        0.64%         0.03%         0.61%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio     0.57%       0.94%         0.02%         0.92%

 Brighthouse Asset Allocation 40 Portfolio     0.59%       0.90%           --          0.90%

 Brighthouse Asset Allocation 60 Portfolio     0.61%       0.91%           --          0.91%

 Brighthouse Asset Allocation 80 Portfolio     0.64%       0.95%           --          0.95%

 Brighthouse/Artisan Mid Cap Value               --        1.10%         0.05%         1.05%
  Portfolio

 Brighthouse/Dimensional International           --        1.17%         0.01%         1.16%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity              --        0.97%         0.11%         0.86%
  Opportunities Portfolio

 Frontier Mid Cap Growth Portfolio               --        1.00%         0.02%         0.98%

 Jennison Growth Portfolio                       --        0.87%         0.08%         0.79%

 MetLife Aggregate Bond Index Portfolio          --        0.58%         0.01%         0.57%

 MetLife Mid Cap Stock Index Portfolio         0.01%       0.60%           --          0.60%

 MetLife MSCI EAFE(R) Index Portfolio          0.01%       0.68%           --          0.68%

 MetLife Russell 2000(R) Index Portfolio       0.01%       0.62%           --          0.62%

 MetLife Stock Index Portfolio                   --        0.52%         0.01%         0.51%

 MFS(R) Value Portfolio                          --        0.97%         0.14%         0.83%

 Neuberger Berman Genesis Portfolio              --        1.10%         0.01%         1.09%

 T. Rowe Price Large Cap Growth                  --        0.87%         0.05%         0.82%
  Portfolio


                                                    DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                       AND/OR                 FUND FEES     ANNUAL        AND/OR        ANNUAL
                                       MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                       FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------- ------------ -------------- ---------- ----------- ----------- --------------- -----------
 VanEck Global Natural Resources         0.78%         0.25%        0.03%      0.01%       1.07%         0.01%         1.06%
  Portfolio

 Western Asset Management Strategic      0.56%         0.25%        0.04%        --        0.85%         0.06%         0.79%
  Bond Opportunities Portfolio

 Western Asset Management                0.47%         0.25%        0.02%        --        0.74%         0.01%         0.73%

  U.S. Government Portfolio




The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.



Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE OWNER TRANSACTION EXPENSES, THE ACCOUNT FEE, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE ANY WAIVER AND/OR REIMBURSEMENT). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the Enhanced Death Benefit I (assuming the maximum 1.50% charge applies in all Contract Years), the Additional Death Benefit -- Earnings Preservation Benefit, and the Guaranteed Minimum Income Benefit Plus II rider (assuming the maximum 1.50% charge applies in all Contract Years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,458     $2,708      $3,964      $7,523
    minimum       $1,383     $2,483      $3,588      $6,783



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $658      $1,988      $3,424      $7,523
    minimum        $583      $1,763      $3,048      $6,783



CHART 2. Chart 2 assumes you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider, or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,120     $1,675      $2,212      $3,899
    minimum       $1,045     $1,441      $1,806      $3,004



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $320        $955      $1,672      $3,899
    minimum        $245        $721      $1,266      $3,004


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the variable annuity contract offered by us.


The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see "Death Benefit" for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").



In most states, the contract also contains a Fixed Account option (contact your financial representative regarding your state). The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your financial representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.



The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other
Information -- Ownership."


All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who enter into lawful marriages under state law, regardless of sex.




2. PURCHASE


As a result of the Purchase Payment Credit feature of this contract, the contract is available only to prospective Owners who are age 80 or younger. (See "Purchase Payment Credit" below.) The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers ("selling firms"). In addition, certain riders may not be available through certain selling firms. You should discuss this with your financial representative.



We reserve the right to reject any application.


PURCHASE PAYMENTS


A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o  The minimum initial Purchase Payment we will accept is $10,000.


o The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.

o Certain riders have current restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: "Restrictions on Subsequent Purchase Payments -- GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I," and "Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider or Guaranteed Minimum Accumulation Benefit rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or any guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/Income Base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information -- Requests and Elections.") However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.


We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


If you choose the Guaranteed Minimum Income Benefit Plus II rider, Lifetime Withdrawal Guarantee II rider, or Enhanced Death Benefit I rider, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" until the rider terminates.


If you choose the GMIB Plus I rider or the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value as described in "Living Benefits -- Guaranteed Income Benefits -- Description of GMIB Plus I" and "Living
Benefits -- Guaranteed Withdrawal Benefits -- Description of Lifetime Withdrawal Guarantee I."


If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value solely to one Investment Portfolio (see "Living Benefits -- Guaranteed Minimum Accumulation Benefit") (you may participate in the EDCA program, subject to restrictions).


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging
(DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See "Investment Options -- Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.


We reserve the right to make certain changes to the Investment Portfolios. (See "Investment

Options -- Substitution of Investment Options.")


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR GMIB PLUS II, LIFETIME WITHDRAWAL GUARANTEE II, AND EDB I


Allocation. If you elect the GMIB Plus II, the Lifetime Withdrawal Guarantee

II, or the Enhanced Death Benefit I, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER
                                                                      ------
(A) OR (B) BELOW:


(A) You must allocate:



o 100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, American Funds(R) Balanced Allocation Portfolio, American Funds(R) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, Brighthouse Balanced Plus Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio, BlackRock Ultra-Short Term Bond Portfolio, and/or the Fixed Account (you may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program).



For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following Investment Portfolios are also available under option (A): the Brighthouse Asset Allocation 80 Portfolio, American Funds(R) Growth Allocation Portfolio, and SSGA Growth ETF Portfolio.


OR


(B) You must allocate:


o at least 30% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account;


o  up to 70% of Purchase Payments or Account Value to Platform 2 portfolios;


o  up to 15% of Purchase Payments or Account Value to Platform 3 portfolios;
     and


o  up to 15% of Purchase Payments or Account Value to Platform 4 portfolios.


For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York

Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of Purchase Payments or
                                          ------------
Account Value to Platform 1 portfolios and/or to the Fixed Account and you may allocate up to 85% of Purchase Payments or Account Value to Platform 2
         ---------
portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).


(See the "EDCA" section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)


The investment options in each Platform are:


Platform 1
----------



   Fixed Account

   BlackRock Ultra-Short Term Bond Portfolio
   Brighthouse/Franklin Low Duration Total Return Portfolio
   Fidelity Institutional Asset Management(R) Government Income Portfolio
     JPMorgan Core Bond Portfolio
   MetLife Aggregate Bond Index Portfolio
   PIMCO Inflation Protected Bond Portfolio
   PIMCO Total Return Portfolio
     Western Asset Management U.S. Government Portfolio


Platform 2
----------



   AB Global Dynamic Allocation Portfolio

   American Funds(R) Balanced Allocation Portfolio
   American Funds(R) Growth Allocation Portfolio
   American Funds(R) Growth Portfolio
   American Funds(R) Moderate Allocation Portfolio
   AQR Global Risk Balanced Portfolio
   Baillie Gifford International Stock Portfolio
   BlackRock Global Tactical Strategies Portfolio
   BlackRock High Yield Portfolio
   Brighthouse Asset Allocation 20 Portfolio
   Brighthouse Asset Allocation 40 Portfolio
   Brighthouse Asset Allocation 60 Portfolio
   Brighthouse Asset Allocation 80 Portfolio
     Brighthouse Asset Allocation 100 Portfolio

     Brighthouse Balanced Plus Portfolio

   Brighthouse/Wellington Core Equity Opportunities Portfolio
   ClearBridge Aggressive Growth Portfolio
   Harris Oakmark International Portfolio
   Invesco Balanced-Risk Allocation Portfolio
   Invesco Comstock Portfolio
   Jennison Growth Portfolio
   JPMorgan Global Active Allocation Portfolio
   Loomis Sayles Global Markets Portfolio
   MetLife MSCI EAFE(R) Index Portfolio
   MetLife Multi-Index Targeted Risk Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Research International Portfolio
   MFS(R) Value Portfolio
   PanAgora Global Diversified Risk Portfolio
   Schroders Global Multi-Asset Portfolio
   SSGA Growth and Income ETF Portfolio
   SSGA Growth ETF Portfolio
   T. Rowe Price Large Cap Growth Portfolio
   T. Rowe Price Large Cap Value Portfolio
   Western Asset Management Strategic Bond Opportunities Portfolio


Platform 3
----------



   Brighthouse/Artisan Mid Cap Value Portfolio

   Frontier Mid Cap Growth Portfolio
   MetLife Mid Cap Stock Index Portfolio
   T. Rowe Price Mid Cap Growth Portfolio
   Victory Sycamore Mid Cap Value Portfolio
     Wells Capital Management Mid Cap Value Portfolio


Platform 4
----------


   Brighthouse/Aberdeen Emerging Markets Equity Portfolio

   Brighthouse/Dimensional International Small Company Portfolio
   Brighthouse/Eaton Vance Floating Rate Portfolio
   Brighthouse/Templeton International Bond Portfolio
   Brighthouse Small Cap Value Portfolio
   Clarion Global Real Estate Portfolio
     Invesco Small Cap Growth Portfolio
   MetLife Russell 2000(R) Index Portfolio
   Neuberger Berman Genesis Portfolio
     VanEck Global Natural Resources Portfolio

YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


Certain selling firms do not offer option (B) at the time your initial Purchase Payment is allocated. Please contact our Annuity Service Center if you wish to change your allocation selection to option (B).


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy.


Rebalancing. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.


Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.


Example:
-------


   Your Account Value is $100,000 and allocated 70% to the MetLife Stock Index Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Ultra-Short Term Bond Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Ultra-Short Term Bond Portfolio.


EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.


Changing Purchase Payment Allocation Instructions. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


Transfers. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS -- GMIB PLUS II, LIFETIME WITHDRAWAL GUARANTEE II, AND EDB I


Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one or more of the following riders: GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.

We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase -- Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.

In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.

Restrictions on Subsequent Purchase Payments for GMIB Plus II after Rider Terminates. The restrictions on subsequent Purchase Payments described above will no longer apply, if:

   1) you elected only the GMIB Plus II rider, and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus II"); or

   2) you elected both the GMIB Plus II and the EDB I, and both riders terminate (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus II" and "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit I").

However, if you elected both the GMIB Plus II and the EDB I riders, and only the GMIB Plus II rider has terminated, the restrictions on subsequent Purchase Payments described above will continue to apply.

If your contract was issued in one of the following states, this restriction on
-------------------------------------------------------------------------------
subsequent Purchase Payments does not apply and you may continue to make
-------------------------------------------
subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB I, GMIB PLUS I, GWB I, ENHANCED GWB, LIFETIME WITHDRAWAL GUARANTEE I, AND GMAB


Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one of the following optional riders: GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.


We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.


In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.


Restrictions on Subsequent Purchase Payments for GMIB Plus I after Rider Terminates. If you elected the GMIB Plus I rider and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus I"), the restrictions on subsequent Purchase Payments described above will no longer apply.


If your contract was issued in one of the following states, this restriction on
-------------------------------------------------------------------------------
subsequent Purchase Payments does not apply and you may continue to make
-------------------------------------------
subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


PURCHASE PAYMENT CREDIT


Your Account Value will be credited with an additional amount (Purchase Payment Credit) with respect to your initial Purchase Payment and each subsequent Purchase Payment received by us prior to the contract anniversary immediately following your 81st birthday (if Joint Owners are named, the age of the older Joint Owner will apply, and if a non-natural person owns the contract, then the Annuitant's age will apply).


The Purchase Payment Credit is an amount equal to 4% of the Purchase Payment. For contracts with Purchase Payments of $1,000,000 or more, the amount of the credit increases to 5%. The additional 1% credit will not be applied retroactively (which means that the additional 1% credit will only be applied to the payment that brings your total Purchase Payments to the $1,000,000 level and all subsequent payments). From time to time, we may offer promotional programs with higher Purchase Payment Credit rates that apply to contracts issued between specified dates. If your contract is issued during such a program, the amount of the Purchase Payment Credit you receive is determined by the terms of the program that was in effect when your contract was issued.


You should know that over time and under certain circumstances (such as withdrawal when a withdrawal charge applies, or after an extended period of poor market performance) the costs associated with this product may exceed the Purchase Payment Credit amount and any related earnings.


If you exercise the Free Look provision, BLIC will take back the Purchase Payment Credit(s) as described below.


Each Purchase Payment Credit will be allocated to the contract in the same proportion as the applicable Purchase Payment. All Purchase Payment Credits are treated as earnings under the contract.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this Free Look period, we will not assess a withdrawal charge. Unless otherwise required by state law, we will return the Account Value less the adjusted Purchase Payment Credits. The adjusted Purchase Payment Credits are equal to the lesser of: (1) the portion of the Account Value that is attributable to the Purchase Payment Credits, or (2) the total of Purchase Payment Credit(s). This means that you receive any investment gain on the Purchase Payment Credit(s) and BLIC bears any loss. The amount returned to you may be more or less than your Purchase Payment, depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable) according to your Purchase Payment allocation during the Free Look period. This means that you bear the risk of any decline in the value of your Purchase Payment due to Investment Portfolio performance during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the Free Look period.


ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio's Accumulation Unit value, as explained below.


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death
      Benefit -- Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase

Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:


   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. We add an additional $200 to your contract as a Purchase Payment Credit. You have told us you want this to go to the
   T. Rowe Price Large Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the T. Rowe Price Large Cap Value Portfolio is $12.50. We then divide $5,200 by $12.50 and credit your contract on Monday night with 416 Accumulation Units for the T. Rowe Price Large Cap Value Portfolio.


ACCOUNT VALUE


Account Value is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your financial representative whether the exchange would be advantageous, given the contract features, benefits and charges.



Series XC is not available to Purchase Payments that consist of money exchanged or transferred from other annuities issued by us or our affiliates.




3. INVESTMENT OPTIONS



The contract offers 59 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
BRIGHTHOUSE LIFE INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://


WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.



The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers. Also, in selecting your Investment Portfolios, you should be aware that certain Investment Portfolios may have similar investment objectives but differ with respect to fees and charges.



Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy"):


   (a)        AB Global Dynamic Allocation Portfolio


   (b)        AQR Global Risk Balanced Portfolio

   (c)        BlackRock Global Tactical Strategies Portfolio

   (d)        Brighthouse Balanced Plus Portfolio

   (e)        Invesco Balanced-Risk Allocation Portfolio

   (f)        JPMorgan Global Active Allocation Portfolio

   (g)        MetLife Multi-Index Targeted Risk Portfolio

   (h)        PanAgora Global Diversified Risk Portfolio

   (i)        Schroders Global Multi-Asset Portfolio


Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.

If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.



Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples -- Investment Portfolio Fees and Expenses" for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See "Fee Tables and
Examples -- Investment Portfolio Fees and Expenses" for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other Information -- Distributor" for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.


We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT



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



RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.



BRIGHTHOUSE FUNDS TRUST I


Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:



     AB Global Dynamic Allocation Portfolio (Class B)


     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Growth Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)

     BlackRock Global Tactical Strategies Portfolio (Class B)

     BlackRock High Yield Portfolio (Class B)


     Brighthouse Asset Allocation 100 Portfolio (Class B)

     Brighthouse Balanced Plus Portfolio (Class B)

     Brighthouse Small Cap Value Portfolio (Class B)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)

     Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)

     Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)

     Brighthouse/Templeton International Bond Portfolio (Class B)#


     Clarion Global Real Estate Portfolio (Class B)

     ClearBridge Aggressive Growth Portfolio (Class B)


     Fidelity Institutional Asset Management(R) Government Income Portfolio
         (Class B) (formerly Pyramis(R) Government Income Portfolio)


     Harris Oakmark International Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)


     Invesco Comstock Portfolio (Class B)


     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Core Bond Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)

     Loomis Sayles Global Markets Portfolio (Class B)

     MetLife Multi-Index Targeted Risk Portfolio (Class B)

     MFS(R) Research International Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)

     PIMCO Inflation Protected Bond Portfolio (Class B)


     PIMCO Total Return Portfolio (Class B)


     Schroders Global Multi-Asset Portfolio (Class B)


     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)


     Victory Sycamore Mid Cap Value Portfolio (Class B) (formerly Invesco Mid
         Cap Value Portfolio)

     Wells Capital Management Mid Cap Value Portfolio (Class B) (formerly
         Goldman Sachs Mid Cap Value Portfolio)




BRIGHTHOUSE FUNDS TRUST II


Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Baillie Gifford International Stock Portfolio (Class B)

     BlackRock Ultra-Short Term Bond Portfolio (Class B)


     Brighthouse Asset Allocation 20 Portfolio (Class B)

     Brighthouse Asset Allocation 40 Portfolio (Class B)

     Brighthouse Asset Allocation 60 Portfolio (Class B)

     Brighthouse Asset Allocation 80 Portfolio (Class B)

     Brighthouse/Artisan Mid Cap Value Portfolio (Class B)

     Brighthouse/Dimensional International Small Company Portfolio (Class B)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)


     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)


     MetLife Aggregate Bond Index Portfolio (Class G)


     MetLife Mid Cap Stock Index Portfolio (Class G)


     MetLife MSCI EAFE(R) Index Portfolio (Class G)

     MetLife Russell 2000(R) Index Portfolio (Class G)


     MetLife Stock Index Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)


     VanEck Global Natural Resources Portfolio (Class B)#


     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class B)


   # This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")


INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS



The following Investment Portfolios available within Brighthouse Funds Trust I and Brighthouse Funds Trust II are "funds of funds":


     American Funds(R) Balanced Allocation Portfolio


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



     American Funds(R) Growth Allocation Portfolio

     American Funds(R) Moderate Allocation Portfolio

     BlackRock Global Tactical Strategies Portfolio

     Brighthouse Asset Allocation 20 Portfolio

     Brighthouse Asset Allocation 40 Portfolio

     Brighthouse Asset Allocation 60 Portfolio

     Brighthouse Asset Allocation 80 Portfolio

     Brighthouse Asset Allocation 100 Portfolio

     Brighthouse Balanced Plus Portfolio


     MetLife Multi-Index Targeted Risk Portfolio


     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio


"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios and/or exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.


TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We also may be required to suspend the right to transfers in certain circumstances (see "Access to Your Money - Suspension of Payments or Transfers"). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
     (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the GMIB Plus I, GMIB Plus II, Lifetime Withdrawal Guarantee I, Lifetime



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



     Withdrawal Guarantee II, or Enhanced Death Benefit I rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the sections "Purchase -- Allocation of Purchase Payments" and "Purchase -- Investment Allocation Restrictions for Certain Riders."


o If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the Investment Portfolio you chose at issue until the rider terminates. Please refer to the section "Living Benefits -- Guaranteed Minimum Accumulation Benefit."


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other
Information -- Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).



PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging Programs, Three Month Market Entry and Automatic Rebalancing Programs.



RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios. In addition, as described below, we monitor transfer activity in all American Funds Insurance Series(R) portfolios. We monitor transfer activity in the following portfolios (the "Monitored Portfolios"):

      Baillie Gifford International Stock Portfolio

      BlackRock High Yield Portfolio

      Brighthouse Small Cap Value Portfolio


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



      Brighthouse/Aberdeen Emerging Markets Equity Portfolio

      Brighthouse/Dimensional International Small Company Portfolio

      Brighthouse/Eaton Vance Floating Rate Portfolio

      Brighthouse/Templeton International Bond Portfolio

      Clarion Global Real Estate Portfolio

      Harris Oakmark International Portfolio

      Invesco Small Cap Growth Portfolio

      Loomis Sayles Global Markets Portfolio

      MetLife MSCI EAFE(R) Index Portfolio

      MetLife Russell 2000(R) Index Portfolio

      MFS(R) Research International Portfolio

      Neuberger Berman Genesis Portfolio

      VanEck Global Natural Resources Portfolio

      Western Asset Management Strategic Bond Opportunities Portfolio


We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit



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



the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.


DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.


If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase -- Allocation of Purchase Payments."


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The two dollar cost averaging programs are:


1.   STANDARD DOLLAR COST AVERAGING (DCA)


This program allows you to systematically transfer a set amount each month from the Fixed Account or from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment (including Purchase Payment Credits applied to your contract) or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.

If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus I rider, the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, the GMAB rider, or the Enhanced Death Benefit I rider.


2.   ENHANCED DOLLAR COST AVERAGING (EDCA) PROGRAM


The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple Purchase Payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued prior to May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the BlackRock Ultra-Short Term Bond Portfolio, unless you specify otherwise. If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued on or after May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the Investment Portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


The EDCA program is not available in Oregon.


THREE MONTH MARKET ENTRY PROGRAM



Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the EDCA Program, except it is of three
(3) months duration.



AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause



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



your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. If you have selected the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit I rider, the Fixed Account is available for automatic rebalancing. The Automatic Rebalancing Program is not available if you have selected the GMAB rider.



EXAMPLE:

   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the MetLife Aggregate Bond Index Portfolio and 60% to be in the ClearBridge Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the MetLife Aggregate Bond Index Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the MetLife Aggregate Bond Index Portfolio to bring its value back to 40% and use the money to buy more units in the ClearBridge Aggressive Growth Portfolio to increase those holdings to 60%.


VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.




4. EXPENSES


There are charges and other expenses associated with the contract that reduce the return on your investment in the contract.These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to certain death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (i.e., during the Accumulation Phase and the Income



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



Phase -- although death benefit charges no longer continue in the Income
Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.30% of the average daily net asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:



       Annual Step-Up Death Benefit            0.20%*
       Compounded-Plus Death Benefit           0.35%*
       Additional Death Benefit -- Earnings
          Preservation Benefit                 0.25%

*For contracts issued prior to May 1, 2003, the percentage charge for the Annual Step-Up Death Benefit is 0.10% and for the Compounded-Plus Death Benefit is 0.25% of the average daily net asset value of each Investment Portfolio.



Please check with your financial representative regarding which death benefits are available in your state.



If you select the Enhanced Death Benefit I, and you are age 69 or younger at issue, we will assess a charge during the Accumulation Phase equal to 0.75% of the Death Benefit Base. If you are age 70-75 at issue, we will assess a charge during the Accumulation Phase equal to 0.95% of the Death Benefit Base (see "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit I" for a discussion of how the Death Benefit Base is determined).


If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the Enhanced Death Benefit I charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior Contract Year at each contract anniversary before any Optional Step-Up.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/

Annuitant, or the assignment. If the Enhanced Death Benefit I rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.


The Enhanced Death Benefit I charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For contracts issued from February 24, 2009 through May 1, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.90% of the Death Benefit Base if you were age 70-75 at issue.

For contracts issued on or before February 23, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.85% of the Death Benefit Base if you were age 70-75 at issue.


For contracts issued on or before May 1, 2009, if you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit I is reduced by 0.05%. If you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider, and only the GMIB Plus II rider has terminated, the 0.05% reduction will continue to apply.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME

BENEFIT -- RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.


If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "Living Benefits -- Guaranteed Income Benefits" for a description of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.


The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.


If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:


o the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);


o because it is the 30th day following the contract anniversary prior to the Owner's 86th birthday (for GMIB I, GMIB II, or GMIB Plus I) or 91st birthday (for GMIB Plus II); or


o the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I and GMIB Plus II).


The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/

account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For versions of the GMIB rider with an Optional Step-Up feature (GMIB Plus II) or Optional Reset feature (GMIB Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up or Optional Reset. (See "Living Benefits -- Guaranteed Income Benefits" for information on Optional Step-Ups.)


We reserve the right to increase the rider charge upon an Optional Step-Up or Optional Reset, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up or Optional Reset Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up or Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up or Optional Reset occurs. (See below for certain versions of the GMIB Plus II and GMIB Plus I riders for which we are currently increasing the rider charge upon an Optional Step-Up or Optional Reset on a contract anniversary occurring on July 1, 2012 or later.)


If you selected the GMIB Plus II rider with a contract issued on or before February 23, 2009, the rider charge is 0.80% of the Income Base. If you selected the GMIB Plus II rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% of the Income Base. For contracts issued with the version of the GMIB Plus II rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


If you selected the GMIB Plus I with a contract issued on or before February 23, 2007, the rider charge is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


If you selected the GMIB Plus I with a contract issued on and after February 26, 2007, the rider charge is 0.80% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


If you selected the GMIB II rider or the GMIB I rider, the rider charge is 0.50% of the Income Base. For contracts issued from May 1, 2003 and on or before April 29, 2005 for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the Income Base if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See "Death Benefit.") For contracts issued on and after May 2, 2005, the rider charge is not reduced if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the Income Base.


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT -- RIDER CHARGE


There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).


If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charges for each version of the LWG and GWB riders are listed below.


For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I") on the contract anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For the versions of the Lifetime Withdrawal Guarantee riders with Compounding Income Amounts, the charge is calculated after applying the Compounding Income Amount. (See "Living
Benefits -- Guaranteed Withdrawal Benefits -- Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I" for information on Automatic Annual Step-Ups and Compounding Income Amounts.)


For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Enhanced Guaranteed Withdrawal Benefit") on the contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (See "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Enhanced Guaranteed Withdrawal Benefit" and "Description of the Guaranteed Withdrawal Benefit I" for information on Optional Resets.)


If you: make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.


If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Enhanced GWB rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.


The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charges are deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


Lifetime Withdrawal Guarantee Riders -- Automatic Annual Step-Up. We reserve the right to increase the Lifetime Withdrawal Guarantee rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Automatic Annual Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or before February 23, 2009, the Maximum Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximum Automatic Annual Step-Up Charge is 0.95% for the Single Life version and 1.40% for the Joint Life version.


(See below for certain versions of the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)


Lifetime Withdrawal Guarantee Riders -- Rider Charges. For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


For contracts issued with the Lifetime Withdrawal Guarantee II on or before February 23, 2009, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


Guaranteed Withdrawal Benefit Riders -- Optional Reset. We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Reset occurs.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or before July 13, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


Guaranteed Withdrawal Benefit Riders -- Rider Charges. For contracts issued with the Enhanced GWB rider on or after July 16, 2007, the rider charge is 0.55% of the Guaranteed Withdrawal Amount.


For contracts issued with the Enhanced GWB rider on or before July 13, 2007, the rider charge is 0.50% of the Guaranteed Withdrawal Amount.


The rider charge for the GWB I is 0.50% of the Guaranteed Withdrawal Amount.


GUARANTEED MINIMUM ACCUMULATION

BENEFIT -- RIDER CHARGE


If you elected the GMAB, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see "Living
Benefits -- Guaranteed Minimum Accumulation Benefit") at the end of the prior Contract Year. The GMAB rider charge is deducted from your Account Value pro rata from the Investment Portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by cancelling Accumulation Units from the Separate Account. If you make a full withdrawal (surrender) of your Account Value or you apply your Account Value to an Annuity Option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.


WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



Number of Complete Years from         Withdrawal Charge
Receipt of Purchase Payment        (% of Purchase Payment)
-------------------------------   ------------------------
  0                                          8
  1                                          8
  2                                          8
  3                                          7
  4                                          6
  5                                          5
  6                                          4
  7                                          3
  8                                          2
  9 and thereafter                           0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.

NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts.


For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for Owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.




5.   ANNUITY PAYMENTS

     (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date.


When you purchase the contract, the Annuity Date will be the first day of the calendar month after the Annuitant's 90th birthday. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures).


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOUR BENEFICIARY (OR BENEFICIARIES) IS INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT, A GUARANTEED WITHDRAWAL BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE GMIB PLUS OR LIFETIME WITHDRAWAL GUARANTEE RIDERS) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3) the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days' notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.


Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.

A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days' notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving

Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")


Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional

Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option. Current Annuity Option rates for this class of contract may be lower than rates for other contracts without a Purchase Payment Credit.




6. ACCESS TO YOUR MONEY


You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:


(1) by making a withdrawal (either a partial or a complete withdrawal);


(2) by electing to receive Annuity Payments;


(3) when a death benefit is paid to your Beneficiary; or


(4) under certain Annuity Options described under "Annuity Payments (The Income Phase) -- Annuity Options" that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider if your contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and

o less any applicable pro rata GMIB, GWB, GMAB or Enhanced Death Benefit rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal. (See
"Purchase -- Termination for Low Account Value" for more information.)


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information -- Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses -- Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).



o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for the purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit value calculated as of, the Annuity Date. Your request must be received at our Annuity Service Center on or before the Annuity Date.



There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses -- Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" and "Death Benefit" sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers,



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withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider.We have offered three types of living benefit riders -- guaranteed income benefits, guaranteed withdrawal benefits, and a guaranteed asset accumulation benefit:


Guaranteed Income Benefits
--------------------------


o  Guaranteed Minimum Income Benefit Plus (GMIB Plus I and GMIB Plus II)


o  Guaranteed Minimum Income Benefit (GMIB I and GMIB II)


Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefits
------------------------------


o  Lifetime Withdrawal Guarantee (LWG I and LWG II)


o  Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)


o  Guaranteed Withdrawal Benefit I (GWB I)


The GWB riders are designed to guarantee that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.


With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned.


Guaranteed Asset Accumulation Benefit
-------------------------------------


On and before May 1, 2009, we offered the Guaranteed Minimum Accumulation Benefit (GMAB). The GMAB is designed to guarantee that your Account Value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted Investment Portfolios you selected at contract issue.


GUARANTEED INCOME BENEFITS



At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your financial representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.



There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.



There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.




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



You may not have this benefit and a GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS


INCOME BASE AND GMIB ANNUITY PAYMENTS. Under the GMIB, we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract.IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Plus II in contracts issued on and after May 4, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued on or before February 23, 2009, and for GMIB Plus I, GMIB II and GMIB I, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the Owner, older Joint Owner or the Annuitant, if the Owner is a non-natural person.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


GMIB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a GMIB rider.


GMIB PLUS I, GMIB PLUS II, GMIB I, GMIB II AND QUALIFIED CONTRACTS. The GMIB Plus I, GMIB Plus II, GMIB I, and GMIB II riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for GMIB Plus I and GMIB Plus II, after an Optional Step-Up or Reset) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar-for-dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser prior to electing one of these riders.

(See Appendix D for examples of the GMIB.)


DESCRIPTION OF GMIB PLUS II


In states where approved, the GMIB Plus II rider is available only for Owners up through age 78, and you can only elect the GMIB Plus II at the time you purchase the contract. THE GMIB PLUS II MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The Income Base is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial Purchase Payment. (For these purposes, all Purchase Payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


      (i) is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter; and


      (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are determined according to (1) or (2) as defined below:


             (1) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or


             (2) If total withdrawals in a Contract Year are 5% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


(See section (1) of Appendix D for examples of the calculation of the withdrawal adjustment.)


In determining the GMIB Plus II annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base. For purposes of calculating the Income Base, Purchase Payment Credits are not included.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE



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



ANNUAL INCREASE AMOUNT, WE WILL RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE GMIB PLUS II RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the GMIB Plus II rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the GMIB Plus II waiting period to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3) may reset the GMIB Plus II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the GMIB Plus II, there are certain investment allocation restrictions. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.") If you elect the GMIB Plus II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus II rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments.The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract(reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


For purposes of calculating the Guaranteed Principal Adjustment, Purchase Payment Credits are not included.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the GMIB Plus II for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. If you only elected the GMIB Plus II, the investment allocation restrictions and any subsequent Purchase Payment restrictions described above will no longer apply. If you elected both the GMIB Plus II and the Enhanced Death Benefit I, the Enhanced Death Benefit I investment allocation restrictions and any subsequent Purchase Payment restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will continue to apply.


The Guaranteed Principal Option is not available in the state of Washington.


EXERCISING THE GMIB PLUS II RIDER. If you exercise the GMIB Plus II, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1) Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the GMIB Plus II rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum for GMIB Plus II. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Plus II, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PLUS II PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see
"Purchase -- Termination for Low Account Value"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. The GMIB payout rates are enhanced under the following circumstances. If:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined).


Alternatively, if:


o  you take no withdrawals prior to age 60;


o your Account Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Plus II rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 60 and subsequently died, if that Owner's spouse continued the contract and the GMIB Plus II rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 60 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


If you choose not to receive Annuity Payments as guaranteed under the GMIB Plus II, you may elect any of the Annuity Options available under the contract.


TERMINATING THE GMIB PLUS II RIDER. Except as otherwise provided in the GMIB Plus II rider, the GMIB Plus II will terminate upon the earliest of:


      a) The 30th day following the contract anniversary prior to your 91st birthday;


      b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


      c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);



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



      d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


      e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


      f) The effective date of the Guaranteed Principal Option; or


      g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.


Under our current administrative procedures, we will waive the termination of the GMIB Plus II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


When the GMIB Plus II rider terminates, the corresponding GMIB Plus II rider charge terminates and the GMIB Plus II investment allocation restrictions and any subsequent Purchase Payment restrictions no longer apply. If you elected both the GMIB Plus II and EDB I riders, the EDB I investment allocation restrictions and any subsequent Purchase Payment restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will continue to apply.


For contracts issued with the GMIB Plus II rider from February 24, 2009 through
-------------------------------------------------------------------------------
May 1, 2009, the following differences apply:
-----------


(1) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.

(2) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year.

(3) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).

(4)   Different investment allocation restrictions apply. (See
      "Purchase -- Investment Allocation Restrictions for Certain Riders.")

(5) If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.

(6) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.

(7) The GMIB payout rates are enhanced to be at least (a) 6% of the Income Base (calculated on the date the payments are determined) in the event:
      (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your

     62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) if: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.

For contracts issued with the GMIB Plus II rider on or before February 23,
--------------------------------------------------------------------------
2009, differences (1) through (5) above apply, and the following replaces
----
differences (6) and (7):

(6) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.

(7) The GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


(See Appendix D for examples illustrating the operation of the GMIB Plus II.)


DESCRIPTION OF GMIB PLUS I


In states where approved, the GMIB Plus I is available only for Owners up through age 75, and you can only elect GMIB Plus I at the time you purchase the contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:


(1) The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter.


(2) An "Optional Step-Up" under the GMIB Plus II rider is referred to as an "Optional Reset" under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (b) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.


(3) If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


(4) The Guaranteed Principal Option may be exercised on each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 86th birthday.


(5) We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for this class of contract.


(6) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(7) Termination provision g) above does not apply, and the following replaces termination provision a), above:


      The 30th day following the contract anniversary on or following your 85th birthday.


      and the following replaces termination provision d), above:


      Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


      If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


      we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(8) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(9) If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60;
       (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and
       (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


(10) If you elect the GMIB Plus I, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:



     the AB Global Dynamic Allocation Portfolio

     the American Funds(R) Balanced Allocation Portfolio

     the American Funds(R) Growth Allocation Portfolio

     the American Funds(R) Moderate Allocation Portfolio

     the AQR Global Risk Balanced Portfolio

     the BlackRock Global Tactical Strategies Portfolio

     the BlackRock Ultra-Short Term Bond Portfolio

     the Brighthouse Asset Allocation 20 Portfolio

     the Brighthouse Asset Allocation 40 Portfolio

     the Brighthouse Asset Allocation 60 Portfolio

     the Brighthouse Asset Allocation 80 Portfolio

     the Brighthouse Balanced Plus Portfolio

     the Fidelity Institutional Asset Management(R) Government Income Portfolio

     the Invesco Balanced-Risk Allocation Portfolio

     the JPMorgan Global Active Allocation Portfolio

     the MetLife Aggregate Bond Index Portfolio

     the MetLife Multi-Index Targeted Risk Portfolio

     the PanAgora Global Diversified Risk Portfolio

     the Schroders Global Multi-Asset Portfolio

     the SSGA Growth and Income ETF Portfolio

     the SSGA Growth ETF Portfolio


If you elect the GMIB Plus I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are one or more of the above-listed Investment Portfolios.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


For contracts issued before July 16, 2007, the enhanced GMIB payout rates
-----------------------------------------
described in item (9) above will not be applied.


For contracts issued before February 26, 2007, we offered a version of the GMIB
---------------------------------------------
Plus I that is no longer available. Under this prior version, when we calculate the Annual Increase Amount: (1) the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday; and (2) the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals in such Contract Year, provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year. The rider charge for this prior version of the GMIB Plus I is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.

For contracts issued before February 27, 2006, you may
---------------------------------------------
elect an Optional Reset under the GMIB Plus I as described above, except that:
1) you may elect an Optional Reset on any contract anniversary only on or after the third contract anniversary, and you may then elect an Optional Reset at any subsequent contract anniversary only if it has been at least three years since the last Optional Reset; and 2) you are required to affirmatively elect an Optional Reset in accordance with the procedures described above; the Automatic Annual Step-Up feature is not available. By endorsement, we have enhanced your contract to change the frequency of the Optional Resets from every third contract anniversary to every contract anniversary. You will also be able to elect Automatic Annual Step-Ups, as described above. The rider charge for this prior version of the GMIB Plus I is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


DESCRIPTION OF GMIB II


In states where approved, GMIB II was available only for Owners up through age 75, and you could only elect GMIB II at the time you purchased the contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:


(1) The rider charge for GMIB II is lower (see "Expenses -- Guaranteed Minimum Income Benefit -- Rider Charge").


(2) The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


      a. the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter, and


      b. the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year.


(3) There is no Guaranteed Principal Option.


(4) There is no Optional Step-Up feature.


(5) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and GMIB payout rates are not enhanced.


(7) The following replaces termination provision a), above:


      The 30th day following the contract anniversary on or following your 85th birthday.


(8) The following replaces termination provision d), above:


      Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


(9) If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


      we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(10) The following replaces termination provision e), above:


      A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.


(11) Termination provisions f) and g), above, do not apply.


(12) There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.


(13) Subsequent Purchase Payments are not currently restricted under the GMIB II rider.


(See Appendix D for examples illustrating the operation of GMIB II.)


DESCRIPTION OF GMIB I


In states where approved, you could only elect the GMIB I rider at the time you purchased the contract and if you were age 75 or less. Once elected, the rider cannot be terminated except as described below. GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a contract anniversary.


GMIB I is identical to GMIB II, with the following exceptions:


(1) The GMIB I Income Base is calculated as described above for GMIB Plus II, except that:


      a) Withdrawals may be payable as you direct without affecting the withdrawal adjustments;


      b) The annual increase rate is 6% per year through the contract anniversary immediately prior to the Owner's 81st birthday and 0% thereafter; and


      c) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.


(2) The following replaces termination provision d), above:


      Death of the Owner or death of the Annuitant if a non-natural person owns the contract.


(3) If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase -- Termination for Low Account Value"), or your contract lapses, the GMIB I rider terminates (even if there remains any Income
       Base) and no payments will be made under the rider.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


We currently waive the contractual requirement that terminates the GMIB I rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the contract. (See "Death Benefit -- General Death Benefit Provisions.") In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected GMIB I.


GUARANTEED WITHDRAWAL BENEFITS


We offer optional guaranteed withdrawal benefit riders for an additional charge. There are four different versions of the GWB under this contract:
Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG
I), Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB), and Guaranteed Withdrawal Benefit I (GWB I).



There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.



Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 81. You may not have this benefit and another living benefit (GMIB or GMAB) or the Enhanced Death Benefit I rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The rider guarantees may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE ENHANCED GWB AND GWB I, AND THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel the Lifetime Withdrawal Guarantee riders after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee
II -- Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See "Expenses -- Withdrawal Charge.")


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GUARANTEED WITHDRAWAL BENEFIT RIDERS GUARANTEE THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE INITIAL TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS. THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS UNTIL TERMINATION OF THE RIDER.


For purposes of calculating the Guaranteed Withdrawal Amount for the Enhanced GWB and GWB I or the Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee riders, Purchase Payment Credits are not included.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the Lifetime Withdrawal Guarantee rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the Enhanced GWB or GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 8% of Purchase Payments taken in the first nine years following receipt of the applicable Purchase Payment. (See
"Expenses -- Withdrawal Charge -- Free Withdrawal Amount" and "Access to Your Money -- Systematic Withdrawal Program.")


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE FOR THE ENHANCED GWB AND GWB I OR THE REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE OR REMAINING GUARANTEED WITHDRAWAL AMOUNT IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


LIFETIME WITHDRAWAL GUARANTEE, GWB, AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Enhanced GWB or GWB I rider.


(See Appendix E for examples of the GWB riders.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older); and


o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the



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     current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


For contracts issued on or before February 23, 2009, the maximum charge upon an
---------------------------------------------------
Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


For contracts issued on or before February 23, 2009, if your Total Guaranteed
---------------------------------------------------
Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).


IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.


o If you take your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or



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     Annuitant if the Owner is a non-natural person) attains or will attain age
     76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.



o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your financial representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See "Lifetime Withdrawal Guarantee and Annuitization" below.)



MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDER JOINT OWNER, OR ANNUITANT IF THE OWNER IS A NON-NATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.


IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. For an example of taking multiple withdrawals in this situation, see Appendix E, "A. Lifetime Withdrawal Guarantee - 2. When Withdrawals Do Exceed the Annual Benefit Payment - a. Lifetime Withdrawal Guarantee II - Proportionate Reduction."


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal



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Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal
Amount the next year without making an Excess Withdrawal in the second year.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" above. If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the LWG II rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


JOINT LIFE VERSION. A Joint Life version of the LWG II rider is available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). (See "Automatic Annual Step-Up" above.) Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 80 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit -- Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract Owner, or older Joint Owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).


In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply.


For contracts issued on or before February 23, 2009, the current charge for the
---------------------------------------------------
Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See "Automatic Annual Step-Up" above.)


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime



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Withdrawal Guarantee II, and EDB I" will no longer apply. The variable annuity contract, however, will continue.



If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance.The Guaranteed Principal Adjustment is equal to (a) - (b) where:



(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b) is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);


(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(6) the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or


(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a



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dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


7.25% COMPOUNDING INCOME AMOUNT. For contracts issued prior to July 13, 2009,
                                 -------------------------------------------
on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up, if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last



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      payment that will be in an amount necessary to reduce the Remaining
      Guaranteed Withdrawal Amount to zero.


(3) If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase.


ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).


AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.



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TERMINATION. Termination provision (8) under "Termination of the Lifetime
Withdrawal Guarantee II Rider" does not apply to the Lifetime Withdrawal Guarantee I rider.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses -- Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit -- Rider Charge").


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:


     the AB Global Dynamic Allocation Portfolio the American Funds(R) Balanced Allocation Portfolio the American Funds(R) Growth Allocation Portfolio the American Funds(R) Moderate Allocation Portfolio the AQR Global Risk Balanced Portfolio the BlackRock Global Tactical Strategies Portfolio the BlackRock Ultra-Short Term Bond Portfolio the Brighthouse Asset Allocation 20 Portfolio the Brighthouse Asset Allocation 40 Portfolio the Brighthouse Asset Allocation 60 Portfolio the Brighthouse Asset Allocation 80 Portfolio the Brighthouse Balanced Plus Portfolio the Fidelity Institutional Asset Management(R)
     Government Income Portfolio
     the Invesco Balanced-Risk Allocation Portfolio the JPMorgan Global Active Allocation Portfolio the MetLife Aggregate Bond Index Portfolio the MetLife Multi-Index Targeted Risk Portfolio the PanAgora Global Diversified Risk Portfolio the Schroders Global Multi-Asset Portfolio the SSGA Growth and Income ETF Portfolio the SSGA Growth ETF Portfolio

You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Lifetime Withdrawal Guarantee I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT


BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment plus the GWB Bonus Amount. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each Purchase Payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial Purchase Payment, increased by the 5% GWB Bonus Amount;


o  Increased by each subsequent Purchase Payment, and by the 5% GWB Bonus
     Amount;


o Reduced dollar for dollar by Benefits Paid, which are withdrawals and amounts applied to an Annuity Option (currently, you may not apply amounts less than your entire Account Value to an Annuity Option); and


o If a Benefit Paid from your contract is not payable to the contract Owner or the contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Account Value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.


(See section E of Appendix E for examples of how withdrawals affect the Benefit Base.)


ANNUAL BENEFIT PAYMENT. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB

Withdrawal Rate (7%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR THE CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR THE ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


(See sections F and G of Appendix E for examples of how withdrawals and subsequent Purchase Payments affect the Annual Benefit Payment.)


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.


OPTIONAL RESET. At any contract anniversary prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.


An Optional Reset will:


o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Account Value on the date of the reset;


o Reset your Annual Benefit Payment equal to the Account Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and


o Reset the Enhanced GWB rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.


You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Account Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person).


We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) before the applicable contract anniversary. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.


If you elect Automatic Annual Resets, a reset will occur automatically on any contract anniversary if: (1) your Account Value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the contract anniversary is prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.


In the event that the charge applicable to contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the contract anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)


It is possible to elect a one-time Optional Reset when the Account Value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the the Account Value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the Account Value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your Account Value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your Account Value is larger than the Guaranteed Withdrawal Amount.


Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).


For contracts issued prior to July 16, 2007, you may elect an Optional Reset
-------------------------------------------
beginning with the third contract anniversary (as long as it is prior to the Owner's 86th birthday) and at any subsequent contract anniversary prior to the Owner's 86th birthday as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.


CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The variable annuity contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.


TERMINATION OF THE ENHANCED GWB RIDER. The Enhanced GWB rider will terminate upon the earliest of:


(1) the date you make a full withdrawal of your Account Value;


(2) the date you apply all of your Account Value to an Annuity Option;


(3) the date there are insufficient funds to deduct the Enhanced GWB rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual Enhanced GWB rider charge);


(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;


(5) a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract);


(6) the effective date of cancellation of the rider; or


(7) the termination of your contract.


ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the Enhanced GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.


If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.


If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you



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



make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the Enhanced GWB rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Enhanced GWB rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


ENHANCED GWB AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) Elect to receive the Annual Benefit Payment under the Enhanced GWB rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.


If you do not select an Annuity Option or elect to receive payments under the Enhanced GWB rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Enhanced GWB rider.


DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I


The GWB I rider is the same as the Enhanced GWB rider described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB I rider charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five Contract Years instead of every Contract Year; (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%; (5) you do not have the ability to cancel the rider following your fifth contract anniversary; and (6) we include withdrawal charges for purposes of determining whether your withdrawals have exceeded your Annual Benefit Payment.

By endorsement, the GWB I rider has been enhanced so that items (1) and (2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three Contract Years. You may now elect an Optional Reset under the GWB I starting with the third contract anniversary (as long as it is prior to the Owner's 86th birthday), and you may elect an Optional Reset at any subsequent contract anniversary prior to the Owner's 86th birthday, as long as it has been at least three years since the last Optional Reset.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GWB I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


GUARANTEED MINIMUM ACCUMULATION BENEFIT


The GMAB guarantees that your Account Value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your Account Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Account Value so that it is equal to the guaranteed amount.


If you elected the GMAB rider, we required you to allocate your Purchase

Payments and all of your Account Value to one of three Investment Portfolios
                                          ---
(see the "Original Investment Portfolios" in the table below). You were also permitted to allocate Purchase Payments to the EDCA program, provided that your destination Investment Portfolio was the Investment Portfolio that you chose when you elected the rider. No transfers are permitted while this rider is in effect. The Investment Portfolio that you chose at the time you elected the GMAB determines the percentage of Purchase Payments that equals the guaranteed amount. The original Investment Portfolios available at the time you chose the GMAB rider, the percentage of Purchase



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



Payments that determined the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:



                             Guaranteed
                               Amount           Years to
Original                   (% of Purchase         Rider
Investment Portfolio          Payments)       Maturity Date
-----------------------   ----------------   --------------
MetLife Defensive
Strategy Portfolio(1)     130%               10 years
MetLife Moderate
Strategy Portfolio(2)     120%               10 years
MetLife Balanced
Strategy Portfolio(3)     110%               10 years


      (1) Effective as of April 28, 2014, the MetLife Defensive Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II.


      (2) Effective as of April 28, 2014, the MetLife Moderate Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II.


      (3) Effective as of April 28, 2014, the MetLife Balanced Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 60 Portfolio of Brighthouse Funds Trust II.


The Investment Portfolio mergers that occurred on April 28, 2014 did not affect the Guaranteed Amount under the GMAB.


Within a 90 day period after April 28, 2014, contract owners who originally elected the MetLife Moderate Strategy Portfolio of Brighthouse Funds Trust I were permitted to make a one-time transfer of their entire Account Value from the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II to the American Funds(R) Moderate Allocation Portfolio of Brighthouse Funds Trust I.


For more information about the Investment Portfolios, please see the prospectuses for the Investment Portfolios and the "Investment Portfolio Fees and Expenses" section and Appendix B of this prospectus.


This benefit is intended to protect you against poor investment performance during the Accumulation Phase of your contract. You may not have this benefit and a GMIB or GWB rider or the Enhanced Death Benefit rider in effect at the same time.


BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your Account Value will at least be equal to a percentage of the Purchase Payments you made during the first 120 days that you held the contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of Purchase Payments made that determines the guaranteed amount range from 110% to 130%, depending on the Investment Portfolio you selected. This guaranteed amount is the "Guaranteed Accumulation Amount." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase Payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Account Value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then Purchase Payments you make after the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.


On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial Purchase Payment. Subsequent Purchase Payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the Purchase Payment (subject to the limit described above) depending on which Investment Portfolio you selected at the time you elected the GMAB. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total Account Value.

     EXAMPLE:


   Assume your Account Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the Account Value. Therefore, after the withdrawal, your Account Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).


Purchase Payment Credits are not considered to be Purchase Payments under the GMAB rider and are not part of the Guaranteed Accumulation Amount.


The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.


At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's Account Value to its Guaranteed Accumulation Amount. If the Account Value is less than the Guaranteed Accumulation Amount, we will contribute to your Account Value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the Investment Portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).


If your Account Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.


If your Account Value is reduced to zero for any reason other than a full withdrawal of the Account Value or application of the entire Account Value to an Annuity Option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient Account Value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Value.


Purchase Payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if Purchase Payments made during the 120 day

GMAB Eligibility Period lose significant value, if the Account Value, which includes all Purchase Payments, is equal to or greater than the Guaranteed
         ---
Accumulation Amount, which is a percentage of your Purchase Payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional Purchase Payments after the GMAB Eligibility Period.


     EXAMPLE:


   Assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Portfolio (now merged into the Brighthouse Asset Allocation 60 Portfolio). Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 Purchase Payment). Assume that at the Rider Maturity Date, your Account Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).


   In contrast, assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Portfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your Account Value is $0. Assume that you decide to make one Purchase Payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your Purchase Payment and the Rider Maturity Date. Consequently, your Account Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Account Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMAB rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Account Value to an Annuity Option; and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), unless the Beneficiary is the spouse of the Owner and elects to continue the contract under the spousal continuation provisions of the contract.


Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.


CANCELLATION. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.


GMAB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the GMAB rider.




8. PERFORMANCE


We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). If you die during the Income Phase (after you begin receiving Annuity Payments), there is no death benefit; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, or the Enhanced Death Benefit I rider. You can also select the Additional Death Benefit -- Earnings Preservation Benefit. If you are



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



80 years old or older at the effective date of your contract, you are not eligible to select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. If you are 76 years old or older at the effective date of your contract, you are not eligible to select the Enhanced Death Benefit I rider.



The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.



The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.


Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the older Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


For purposes of calculating the death benefits, Purchase Payments do not include Purchase Payment Credits.


STANDARD DEATH BENEFIT -- PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Principal Protection death benefit will be determined in accordance with (1) or (2) above.


(See Appendix F for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT -- ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract.


If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or


(3) the highest anniversary value, as defined below.


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



On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value (including any applicable withdrawal charge) attributable to each partial withdrawal made after such date."


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Annual Step-Up death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix F for examples of the Annual Step-Up death benefit rider.)


OPTIONAL DEATH BENEFIT -- ENHANCED DEATH

BENEFIT I


In states where approved, you may select the Enhanced Death Benefit I rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you either (a) have not elected any living benefit rider or (b) have elected the GMIB Plus II rider. The Enhanced Death Benefit I (EDB I) rider is referred to in your contract and rider as the "Guaranteed Minimum Death Benefit" or GMDB.


If you select the Enhanced Death Benefit I rider, the amount of the death benefit will be the greater of:


(1) the Account Value; or


(2) the Death Benefit Base.


The Death Benefit Base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.


The Death Benefit Base is the greater of (a) or (b) below:


      (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


      (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose.Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


             (i) is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the contract anniversary immediately prior to



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



                  your 91st birthday, and 0% per year thereafter; and


             (ii) is withdrawal adjustments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter. The withdrawal adjustment for any partial withdrawal in a Contract Year is equal to the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge). However, (1) if the partial withdrawal occurs before the contract anniversary immediately prior to your 91st birthday; (2) if all partial withdrawals in a Contract Year are payable to the Owner (or the Annuitant if the Owner is a non-natural person) or other payees that we agree to; and (3) if total partial withdrawals in a Contract Year are not greater than 5% of the Annual Increase Amount on the previous contract anniversary, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total partial withdrawals in that Contract Year and will be treated as a single withdrawal at the end of that Contract Year.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described in (b)(ii) above.


For contracts issued based on applications and necessary information received
-----------------------------------------------------------------------------
in Good Order at our Annuity Service Center on or before May 1, 2009, we
--------------------------------------------------------------------
offered an earlier version of the Enhanced Death Benefit I rider. The earlier version is the same as the Enhanced Death Benefit I rider described above except that: (a) the annual increase rate for the Annual Increase Amount and for withdrawal adjustments is 6%; (b) different investment allocation restrictions apply (see "Purchase -- Investment Allocation Restrictions for Certain Riders"); and (c) different rider charges apply (see "Expenses -- Death Benefit Rider Charges").


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


OPTIONAL STEP-UP. On each contract anniversary on or after the first anniversary following the effective date of the rider, you may elect an Optional Step-Up provided that: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described below, on one or both riders.


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


      (a) Resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and


      (b) May reset the Enhanced Death Benefit I rider charge to a rate we shall determine that does not exceed the maximum Optional Step-Up charge (1.50%), provided that this rate will not exceed the rate that would be applicable to the same rider available for new contract purchases at the time of the step-up.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


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



When you elect the Optional Step-Up, provided the above requirements are met, you may elect either:


1) a one time Optional Step-Up at any contract anniversary; or


2) Optional Step-Ups to occur under the Automatic Annual Step-Up (on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current Enhanced Death Benefit I rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


If you have also elected the GMIB Plus II rider and you elect Optional Step-Ups to occur under the Automatic Annual Step-up, it will remain in effect through the seventh contract anniversary following the date you make the election. You may make a new election if you want Automatic Annual Step-Ups to continue after the seventh contract anniversary.


You may discontinue Automatic Annual Step-Ups at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary following the date you make this election. If you discontinue Automatic Annual Step-Ups, the Enhanced Death Benefit I rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.


INVESTMENT ALLOCATION RESTRICTIONS. If you select the Enhanced Death Benefit I rider, there are certain investment allocation restrictions. (See
"Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.") If you elect the Enhanced Death Benefit I, you may not participate in the Dollar Cost Averaging
(DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Enhanced Death Benefit I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


TERMINATION OF THE ENHANCED DEATH BENEFIT I. The Enhanced Death Benefit I will terminate upon the earliest of:


a) The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the Enhanced Death Benefit I rider charge from your Account Value;


c) The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);


d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


e) The date you assign your contract (a pro rata portion of the rider charge will be assessed);


f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g) Termination of the contract to which this rider is attached.



Under our current administrative procedures, we will waive the termination of the Enhanced Death Benefit I if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code of 1986, as amended ("Code") to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.

THE EDB I RIDER AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB I rider, if you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions; or


(2) Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less Annuity Payments already paid to the Owner.


If you fail to select one of the above options, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.


(See Appendix F for examples of the Enhanced Death Benefit I.)


OPTIONAL DEATH BENEFIT -- COMPOUNDED-PLUS


In states where the Compounded-Plus death benefit rider has been approved and the Enhanced Death Benefit I has not been approved, you may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1) the Account Value; or


(2) the greater of (a) or (b) below:


      (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


      (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial Purchase Payment.Thereafter, the annual increase amount is equal to (i) less (ii), where:


             (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


             (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


      (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the Owner change; and


      (b) for the annual increase amount, the current annual increase amount will be reset to equal your Account Value as of the effective date of the Owner change. For purposes of the calculation of the annual increase amount thereafter, the Account Value on the effective date of the Owner change will be treated as the initial Purchase Payment and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount is equal to the greater of (1) or (2).


(See Appendix F for examples of the Compounded-Plus death benefit rider.)


ADDITIONAL DEATH BENEFIT -- EARNINGS PRESERVATION BENEFIT



You may select the Additional Death Benefit -- Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your financial representative for details).



Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage"(determined in accordance with the table below) times the result of (a) - (b), where:


(a)        is the death benefit under your contract; and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage"(determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract,and then against Purchase Payments not withdrawn.



                              Benefit
    Issue Age              Percentag  e
------------------------
    Ages 69 or younger     40%
    Ages 70-79             25%
    Ages 80 and above       0%

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.



Please check with your financial representative regarding the availability of the following in your state.



If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under



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an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract. If the contract includes both the GMIB Plus II and Enhanced Death Benefit I riders, the Annual Increase Amount for the GMIB Plus II rider is also reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").



Any Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.



DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non-natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your



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Beneficiary's life expectancy. This election must be in writing in Good Order.
You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.




10. FEDERAL INCOME TAX STATUS


INTRODUCTION



The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.



We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.



For federal tax purposes, the term "spouse" refers to the person to whom you are lawfully married, regardless of sex. The term "spouse" generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.



NON-QUALIFIED CONTRACTS



This discussion assumes the contract is a "non-qualified" annuity contract for federal income tax purposes, that is, a Contract not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."



ACCUMULATION


Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.



In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity (other than a trust holding the Contract as an agent for a natural person), will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.



SURRENDERS OR WITHDRAWALS -  EARLY DISTRIBUTION



If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will generally be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, you might be able to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction.



The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal is taken prior to you reaching age 59 1/2, unless an exception applies. Exceptions include distributions made:


(a) on account of your death or disability,


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(b) as part of a series of substantially equal periodic payments made at least annually payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary, or


(c) under certain immediate income annuities.



If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.


TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the GWB I, Enhanced GWB or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Benefit Base (for GWB I and Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for Lifetime Withdrawal Guarantee) is paid out in fixed installments, or the Annual Benefit Payment (for Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


AGGREGATION



If you purchase two or more deferred annuity contracts after October 21, 1988, from us (or our predecessors or affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).



EXCHANGES/TRANSFERS



The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. An exchange in whole of an annuity contract for another annuity contract or for a qualified long-term care insurance policy will generally be a tax-free transaction under Section 1035 of the Code. The partial exchange of an annuity contract may be a tax-free transaction provided




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that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. If a distribution is made from either contract within the 180-day period after the exchange or the exchange otherwise fails to satisfy other IRS prescriptions, the IRS reserves the right to characterize the exchange in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. For instance, such distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. Some of the ramifications of a partial exchange remain unclear. You should consult your tax adviser concerning potential tax consequences prior to any partial exchange or split of annuity contracts.



A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).


After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.


If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.


For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


INVESTOR CONTROL


In certain circumstances, Owners of Non-Qualified variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.


TAXATION OF PAYMENTS IN ANNUITY FORM



Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments expected to be received based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less -- than the taxable amount determined by us and reported by us to you and the IRS.



Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.


If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted



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on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.


Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.


If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


      (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).


"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.


You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


QUALIFIED CONTRACTS


INTRODUCTION



The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans" or "qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.



The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a



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particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.


A contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex: please consult your tax adviser about your particular situation.


ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.



The contract will accept as a single Purchase Payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.



For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).


Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:

In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.

If you have purchased the GWB I, Enhanced GWB or LWG, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to


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withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I or Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for the LWG) is paid out in fixed installments or the Annual Benefit Payment (for the LWG) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


WITHDRAWALS PRIOR TO AGE 59 1/2



A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE IRA plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.


These exceptions include withdrawals or distributions made:


(a) on account of your death or disability,


(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary and you are separated from employment,


(c) on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLEs).


(d) pursuant to a qualified domestic relations order ("QDRO"). This rule does not apply to IRAs (including SEPs and SIMPLEs).


(e) to pay IRS levies (and made after December 31, 1999),


(f) to pay deductible medical expenses, or


(g) in the case of IRAs only, to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000.


Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.



If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.



The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.



COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES


Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.



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o  The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.



ROLLOVERS AND TRANSFERS



Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.



Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two-year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Federal income tax law allows you to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with your tax advisor before making an IRA rollover.



Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:


(a) minimum distribution requirements,


(b) financial hardship; or


(c) for a period of ten or more years or for life.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS



For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another IRA or other qualified plan. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.



DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).



Required Minimum Distribution ("RMD") amounts are required to be distributed from a Qualified annuity Contract following your death depending on whether you die before or after the "Required Beginning Date" as described under "Required Minimum Distributions".


If you die before reaching the Required Beginning Date (defined under "Required Minimum Distributions"), your entire interest generally must be distributed within five (5) years after your death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following your death to a qualifying designated beneficiary and the distributions are made over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 70 1/2, if your contract permits.


If you die after RMDs have begun, any remaining interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of your death.


Regardless of whether you die before or after your Required Beginning Date, the following will be applicable:


(a) RMDs are required to be distributed from a Roth IRA after your death; and




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(b) If your surviving spouse is the sole designated beneficiary of your
       Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.


Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death. The Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.


Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.



If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


REQUIRED MINIMUM DISTRIBUTIONS



Generally, you must begin receiving RMD amounts from your retirement plan by the Required Beginning Date. Generally, the "Required Minimum Date" is by April 1 following the later of:



(a) the calendar year in which you reach age 70 1/2, or


(b) the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.



For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain age 70 1/2 even if you have not retired, taking your first distribution no later than by April 1 of the year after you reach age 70 1/2.


For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining age70 1/2.



A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.



You may not satisfy minimum distributions for one employer's qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.



Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)



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SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.

WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:

(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;

(b) is exchanged to another permissible investment under your 403(b) plan;

(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;

(d) occurs after you die, leave your job or become disabled (as defined by the Code);

(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

(g)        relates to rollover or after-tax contributions; or

(h) is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after the tax year for which you made your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for



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income taxes, unless you elect otherwise. The amount will be determined by the
Code.


CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.



Prior to 2018, contributions made to a Traditional IRA that were converted to a Roth IRA could be recharacterized as made back to the Traditional IRA, if certain conditions were met. Under a provision of the Tax Cut and Jobs Act, recharacterization cannot be used to unwind a conversion from a Traditional IRA to a Roth IRA for taxable years beginning after December 31, 2017. For conversions made to a Roth IRA in 2017, the IRS has issued guidance allowing recharacterizations to be made in 2018.



DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.



DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate (ordinary income tax rates and a 10% withholding tax for distributions made after December 31, 2017) to be withheld at the source.A special rate of 10% may apply instead, if the plan satisfies the following requirements:



(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.



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Notwithstanding the above, the destruction caused by the passage of Hurricane
Mar-a through Puerto Rico prompted the Puerto Rico Treasury to provide some disaster relief measures to assist individuals to deal with the damages caused by the hurricane. Among them, the Puerto Rico Treasury issued Administrative Determinations 17-29 and 18-02 to allow Retirement Plans to make Eligible Distributions for 2017 and 2018 to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made from September 20, 2017 to June 30, 2018 and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the passage of Hurricane Mar-a. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.



You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.


ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA
Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.



Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.





11. OTHER INFORMATION


BRIGHTHOUSE LIFE INSURANCE COMPANY


Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is a subsidiary of, and controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife Inc. On that date, MetLife, Inc. distributed at least 80.8% of the common stock of BHF to MetLife Inc.'s shareholders, and BHF became a separate, publicly traded company. BHF, through its subsidiaries and affiliates, is a major provider of life insurance and annuity products in the U.S. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


Prior to November 17, 2014, the contract was issued by MetLife Investors USA Insurance Company (MetLife Investors). On November, 14, 2014, following the close of business MetLife Investors merged into BLIC (formerly known as MetLife Insurance Company USA) and BLIC replaced MetLife Investors as the issuer of the contract.



THE SEPARATE ACCOUNT



We have established a Separate Account, Brighthouse Separate Account A (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of our




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predecessor, MetLife Investors USA Insurance Company (MetLife Investors),
adopted a resolution to establish the Separate Account under Delaware insurance law on May 29, 1980. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.



The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.


We are obligated to pay all money we owe under the contracts -- such as death benefits and income payments -- even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. BLIC is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, BLIC has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.


DISTRIBUTOR



We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Both the Company and Distributor are indirect, wholly owned subsidiaries of BHF. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. No selling firms are affiliated with us or Distributor. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor's management team and other expenses of distributing the Contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.



All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.


SELLING FIRMS



As noted above, Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under




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"Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Financial representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.


COMPENSATION PAID TO SELLING FIRMS. Distributor pays compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 8% of Purchase Payments, along with annual trail commissions up to 1.20% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. Distributor also pays commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments (The Income Phase).") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.


Ask your financial representative for further information about what payments your financial representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. Distributor has entered into distribution arrangements with certain selected unaffiliated selling firms. Under these arrangements, Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which may be an annual flat fee or, in many cases, depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' financial representatives. Distributor has entered into such distribution agreements with the selling firms identified in the Statement of Additional Information.


The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your financial representative. (See the Statement of Additional Information -- "Distribution" for a list of selling firms that received compensation during 2017, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:



o  Through your financial representative



o By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (877) 547-9666 or


o  By Internet at www.brighthousefinancial.com



Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their financial representatives to convey transaction requests by telephone or Internet on your behalf.



We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.



GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial representative before submitting the form or request.



TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.

CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.



Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.


Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times.



CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the Owner of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (800) 343-8496 to make such changes.


ANNUITANT. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits -- Guaranteed Income Benefits").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, BLIC, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, BLIC does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities, LLC to perform its contract with the Separate Account or of BLIC to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm


     Custodian


     Distribution


      Reduction or Elimination of the Withdrawal Charge


     Calculation of Performance Information


     Total Return

      Historical Unit Values
      Reporting Agencies


     Annuity Provisions


     Variable Annuity

      Fixed Annuity
      Mortality and Expense Guarantee


     Legal or Regulatory Restrictions on Transactions


     Additional Federal Tax Considerations


     Condensed Financial Information


     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2017. See "Purchase -- Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents Accumulation Unit values for the lowest possible combination of such charges. Charges for the optional Enhanced Death Benefit, Guaranteed Minimum Income Benefits, Lifetime Withdrawal Guarantees, Guaranteed Withdrawal Benefits, and Guaranteed Minimum Accumulation Benefit are assessed by canceling Accumulation Units and, therefore, these charges are not reflected in the Accumulation Unit value. However, purchasing an optional Enhanced Death Benefit, Guaranteed Minimum Income Benefit, Lifetime Withdrawal Guarantee, Guaranteed Withdrawal Benefit, or Guaranteed Minimum Accumulation Benefit will result in a higher overall charge. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)







                     2.15% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.142290         10.435926        34,212.9758
01/01/2013 to 12/31/2013        10.435926         11.352428        54,859.7028
01/01/2014 to 12/31/2014        11.352428         11.927415        89,625.7279
01/01/2015 to 12/31/2015        11.927415         11.741318        55,587.8548
01/01/2016 to 12/31/2016        11.741318         11.904822        32,573.6090
01/01/2017 to 12/31/2017        11.904822         13.239170        28,070.1142
--------------------------      ---------         ---------        -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.996748          1.035035             0.0000
01/01/2015 to 12/31/2015         1.035035          1.003053         9,543.3367
01/01/2016 to 12/31/2016         1.003053          1.001303         9,765.2352
01/01/2017 to 12/31/2017         1.001303          1.131860             0.0000
--------------------------      ---------         ---------        -----------

AMERICAN FUNDS(R) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008        10.007643          6.975502       180,159.4187
01/01/2009 to 12/31/2009         6.975502          8.829282       290,827.0900
01/01/2010 to 12/31/2010         8.829282          9.692467       300,161.5227
01/01/2011 to 12/31/2011         9.692467          9.284907       523,995.4797
01/01/2012 to 12/31/2012         9.284907         10.315720       387,750.9943
01/01/2013 to 12/31/2013        10.315720         11.967422       401,324.3102
01/01/2014 to 12/31/2014        11.967422         12.421393       352,416.7110
01/01/2015 to 12/31/2015        12.421393         12.071383       321,982.5213
01/01/2016 to 12/31/2016        12.071383         12.737338       363,255.7379
01/01/2017 to 12/31/2017        12.737338         14.568756       332,335.6129
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.15% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
AMERICAN FUNDS(R) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008         9.997644          6.326981       258,598.1531
01/01/2009 to 12/31/2009         6.326981          8.300294       447,766.3800
01/01/2010 to 12/31/2010         8.300294          9.219205       269,270.6362
01/01/2011 to 12/31/2011         9.219205          8.596417       248,066.0544
01/01/2012 to 12/31/2012         8.596417          9.772025       298,522.3027
01/01/2013 to 12/31/2013         9.772025         11.965637       392,118.7370
01/01/2014 to 12/31/2014        11.965637         12.459187       320,769.0720
01/01/2015 to 12/31/2015        12.459187         12.101984       367,006.4302
01/01/2016 to 12/31/2016        12.101984         12.905708       407,818.9231
01/01/2017 to 12/31/2017        12.905708         15.328473       377,320.6175
--------------------------      ---------         ---------       ------------

AMERICAN FUNDS(R) GROWTH SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008         9.987645          5.729921        25,611.9799
01/01/2009 to 12/31/2009         5.729921          7.788963        31,603.6200
01/01/2010 to 12/31/2010         7.788963          9.020479       116,842.5770
01/01/2011 to 12/31/2011         9.020479          8.422717        88,688.4343
01/01/2012 to 12/31/2012         8.422717          9.677909        50,039.3234
01/01/2013 to 12/31/2013         9.677909         12.293438        59,585.3748
01/01/2014 to 12/31/2014        12.293438         13.016593        59,222.7253
01/01/2015 to 12/31/2015        13.016593         13.566700        69,731.0188
01/01/2016 to 12/31/2016        13.566700         14.486374        52,241.8683
01/01/2017 to 12/31/2017        14.486374         18.135398        55,662.5072
--------------------------      ---------         ---------       ------------

AMERICAN FUNDS(R) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008        10.017643          7.645773        93,907.0604
01/01/2009 to 12/31/2009         7.645773          9.233958       103,828.7700
01/01/2010 to 12/31/2010         9.233958          9.932973       206,239.6200
01/01/2011 to 12/31/2011         9.932973          9.740741       230,571.6637
01/01/2012 to 12/31/2012         9.740741         10.565738       198,237.0618
01/01/2013 to 12/31/2013        10.565738         11.739193       186,892.7021
01/01/2014 to 12/31/2014        11.739193         12.189727       184,088.3161
01/01/2015 to 12/31/2015        12.189727         11.843807       155,454.3946
01/01/2016 to 12/31/2016        11.843807         12.404849       149,226.4149
01/01/2017 to 12/31/2017        12.404849         13.715893       133,950.2557
--------------------------      ---------         ---------       ------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        11.067176         11.413977        68,096.6595
01/01/2013 to 12/31/2013        11.413977         10.792323        63,430.1868
01/01/2014 to 12/31/2014        10.792323         10.985012        62,511.7864
01/01/2015 to 12/31/2015        10.985012          9.722026        93,786.8588
01/01/2016 to 12/31/2016         9.722026         10.367923        59,887.5809
01/01/2017 to 12/31/2017        10.367923         11.142750        45,279.6697
--------------------------      ---------         ---------       ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.899079         10.168330        62,482.4931
01/01/2013 to 12/31/2013        10.168330         10.977976        92,319.5787
01/01/2014 to 12/31/2014        10.977976         11.380095        82,489.3098
01/01/2015 to 12/31/2015        11.380095         11.125896        70,561.2878
01/01/2016 to 12/31/2016        11.125896         11.371803        44,450.8124
01/01/2017 to 12/31/2017        11.371803         12.611904        26,403.2246
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      2.15% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        15.404580         11.465407           8,627.6781
01/01/2009 to 12/31/2009        11.465407         16.456463          35,201.0400
01/01/2010 to 12/31/2010        16.456463         18.646966          64,359.3720
01/01/2011 to 12/31/2011        18.646966         18.679105          49,344.0021
01/01/2012 to 12/31/2012        18.679105         21.303893          51,232.9664
01/01/2013 to 12/31/2013        21.303893         22.796863          30,234.4778
01/01/2014 to 12/31/2014        22.796863         23.047203          25,921.4653
01/01/2015 to 12/31/2015        23.047203         21.643998          22,832.8237
01/01/2016 to 12/31/2016        21.643998         24.144777          23,298.6214
01/01/2017 to 12/31/2017        24.144777         25.466411          25,133.7885
--------------------------      ---------         ---------          -----------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 100 SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        12.921851          7.484650       1,029,897.1676
01/01/2009 to 12/31/2009         7.484650          9.716919         737,845.3100
01/01/2010 to 12/31/2010         9.716919         11.079702         600,471.2128
01/01/2011 to 12/31/2011        11.079702         10.218106         620,737.8255
01/01/2012 to 12/31/2012        10.218106         11.673833         527,096.0018
01/01/2013 to 12/31/2013        11.673833         14.796978         509,630.5967
01/01/2014 to 12/31/2014        14.796978         15.219159         541,962.1637
01/01/2015 to 12/31/2015        15.219159         14.596259         526,277.0298
01/01/2016 to 12/31/2016        14.596259         15.568422         446,767.4083
01/01/2017 to 12/31/2017        15.568422         18.733080         417,998.0403
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))

04/30/2012 to 12/31/2012         9.925834         10.334200               0.0000
01/01/2013 to 12/31/2013        10.334200         11.567011          20,607.4063
01/01/2014 to 12/31/2014        11.567011         12.413265          23,908.3263
01/01/2015 to 12/31/2015        12.413265         11.652590          23,764.9954
01/01/2016 to 12/31/2016        11.652590         12.358764          22,671.3019
01/01/2017 to 12/31/2017        12.358764         14.314300          36,712.6551
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE SMALL CAP VALUE
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        16.799572         11.537811         230,164.8946
01/01/2009 to 12/31/2009        11.537811         14.279284         204,887.2500
01/01/2010 to 12/31/2010        14.279284         16.756599         193,166.5364
01/01/2011 to 12/31/2011        16.756599         14.927231         177,605.1706
01/01/2012 to 12/31/2012        14.927231         17.235731         152,007.3014
01/01/2013 to 12/31/2013        17.235731         22.342902         129,615.2833
01/01/2014 to 12/31/2014        22.342902         22.242725         117,672.8329
01/01/2015 to 12/31/2015        22.242725         20.592116         103,092.9584
01/01/2016 to 12/31/2016        20.592116         26.453537          89,479.0492
01/01/2017 to 12/31/2017        26.453537         28.921671          80,319.3199
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(R) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS
B))

01/01/2008 to 12/31/2008        13.939329          6.066196         104,530.9389
01/01/2009 to 12/31/2009         6.066196         10.030731         134,596.1900
01/01/2010 to 12/31/2010        10.030731         12.140074         212,420.3754
01/01/2011 to 12/31/2011        12.140074          9.659757         134,510.1148
01/01/2012 to 12/31/2012         9.659757         11.239572         112,551.4583
01/01/2013 to 12/31/2013        11.239572         10.452519         106,486.7428
01/01/2014 to 12/31/2014        10.452519          9.563007         108,137.6646
01/01/2015 to 12/31/2015         9.563007          8.066652          91,483.2149
01/01/2016 to 12/31/2016         8.066652          8.803187          83,405.2868
01/01/2017 to 12/31/2017         8.803187         11.057430          98,311.9316
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.15% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B) (FORMERLY MET/EATON
VANCE FLOATING RATE SUB-ACCOUNT (CLASS B))

05/03/2010 to 12/31/2010         9.997055         10.170970         5,138.8553
01/01/2011 to 12/31/2011        10.170970         10.155004        25,930.3640
01/01/2012 to 12/31/2012        10.155004         10.666415        60,987.3199
01/01/2013 to 12/31/2013        10.666415         10.840018        81,314.4038
01/01/2014 to 12/31/2014        10.840018         10.687534        48,860.7242
01/01/2015 to 12/31/2015        10.687534         10.372846        43,822.6602
01/01/2016 to 12/31/2016        10.372846         11.093219        40,204.1101
01/01/2017 to 12/31/2017        11.093219         11.257181        41,203.0531
--------------------------      ---------         ---------        -----------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))

05/02/2011 to 12/31/2011         9.987056          9.717547         1,182.9453
01/01/2012 to 12/31/2012         9.717547          9.928013         4,612.6137
01/01/2013 to 12/31/2013         9.928013          9.829622        21,184.7300
01/01/2014 to 12/31/2014         9.829622          9.722301        30,765.8053
01/01/2015 to 12/31/2015         9.722301          9.456262        52,601.3646
01/01/2016 to 12/31/2016         9.456262          9.545127        50,954.6572
01/01/2017 to 12/31/2017         9.545127          9.467054        51,627.4087
--------------------------      ---------         ---------        -----------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT
 (CLASS B))

05/04/2009 to 12/31/2009         9.997644         10.842469             0.0000
01/01/2010 to 12/31/2010        10.842469         12.049076             0.0000
01/01/2011 to 12/31/2011        12.049076         11.754322             0.0000
01/01/2012 to 12/31/2012        11.754322         13.146553             0.0000
01/01/2013 to 12/31/2013        13.146553         13.000395           922.6354
01/01/2014 to 12/31/2014        13.000395         12.868969           849.4994
01/01/2015 to 12/31/2015        12.868969         12.071238             0.0000
01/01/2016 to 12/31/2016        12.071238         11.917806             0.0000
01/01/2017 to 12/31/2017        11.917806         11.681299             0.0000
--------------------------      ---------         ---------        -----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        15.859122          9.052459        94,036.5642
01/01/2009 to 12/31/2009         9.052459         11.937341       115,465.4300
01/01/2010 to 12/31/2010        11.937341         13.565479       100,174.2312
01/01/2011 to 12/31/2011        13.565479         12.535725        96,412.9080
01/01/2012 to 12/31/2012        12.535725         15.456164        95,747.4485
01/01/2013 to 12/31/2013        15.456164         15.663731        76,006.1694
01/01/2014 to 12/31/2014        15.663731         17.364568        80,851.5198
01/01/2015 to 12/31/2015        17.364568         16.756976        66,314.8494
01/01/2016 to 12/31/2016        16.756976         16.543959        62,396.8352
01/01/2017 to 12/31/2017        16.543959         17.933041        62,375.6901
--------------------------      ---------         ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008         7.584961          4.524155       206,038.6130
01/01/2009 to 12/31/2009         4.524155          5.887432       175,353.5700
01/01/2010 to 12/31/2010         5.887432          7.132966       170,267.0947
01/01/2011 to 12/31/2011         7.132966          7.208270       271,559.8422
01/01/2012 to 12/31/2012         7.208270          8.359733       300,379.2576
01/01/2013 to 12/31/2013         8.359733         11.913154       271,901.4740
01/01/2014 to 12/31/2014        11.913154         13.862652       259,187.1104
01/01/2015 to 12/31/2015        13.862652         13.020060       237,960.8203
01/01/2016 to 12/31/2016        13.020060         13.084684       197,793.3105
01/01/2017 to 12/31/2017        13.084684         15.164769       172,524.4633
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.15% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE
AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS B))

05/03/2010 to 12/31/2010       122.432663        125.284241           803.0587
01/01/2011 to 12/31/2011       125.284241        113.372247         1,346.1091
01/01/2012 to 12/31/2012       113.372247        135.929968         2,235.2098
01/01/2013 to 12/31/2013       135.929968        171.335807         2,268.9136
01/01/2014 to 04/25/2014       171.335807        177.992214             0.0000
--------------------------     ----------        ----------         ----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE
EQUITY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        10.194281          4.527670        61,456.5442
01/01/2009 to 12/31/2009         4.527670          6.113936        84,855.2800
01/01/2010 to 12/31/2010         6.113936          6.422871        90,928.8520
01/01/2011 to 04/29/2011         6.422871          6.812825             0.0000
--------------------------     ----------        ----------        -----------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        18.826620         10.891774       324,382.1973
01/01/2009 to 12/31/2009        10.891774         16.529776       304,960.0500
01/01/2010 to 12/31/2010        16.529776         18.834917       292,908.4436
01/01/2011 to 12/31/2011        18.834917         15.806835       275,523.6617
01/01/2012 to 12/31/2012        15.806835         19.994092       234,314.0537
01/01/2013 to 12/31/2013        19.994092         25.535506       204,274.7423
01/01/2014 to 12/31/2014        25.535506         23.545211       195,407.6243
01/01/2015 to 12/31/2015        23.545211         22.002206       182,743.6705
01/01/2016 to 12/31/2016        22.002206         23.295213       174,960.6350
01/01/2017 to 12/31/2017        23.295213         29.739260       148,779.5847
--------------------------     ----------        ----------       ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010589          1.042600       334,187.4443
01/01/2013 to 12/31/2013         1.042600          1.039414       458,976.4990
01/01/2014 to 12/31/2014         1.039414          1.074078       492,386.2644
01/01/2015 to 12/31/2015         1.074078          1.007024       490,068.9854
01/01/2016 to 12/31/2016         1.007024          1.101086       204,497.4070
01/01/2017 to 12/31/2017         1.101086          1.185509       198,461.0466
--------------------------     ----------        ----------       ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        11.297995          7.086015        68,141.8923
01/01/2009 to 12/31/2009         7.086015          8.778122        71,201.6400
01/01/2010 to 12/31/2010         8.778122          9.867669        63,779.1988
01/01/2011 to 12/31/2011         9.867669          9.514947        78,802.7990
01/01/2012 to 12/31/2012         9.514947         11.027999        59,934.5295
01/01/2013 to 12/31/2013        11.027999         14.613184        84,882.7249
01/01/2014 to 12/31/2014        14.613184         15.634212        74,151.7523
01/01/2015 to 12/31/2015        15.634212         14.387943        56,914.1718
01/01/2016 to 12/31/2016        14.387943         16.517800        46,313.9714
01/01/2017 to 12/31/2017        16.517800         19.080979        37,075.0974
--------------------------     ----------        ----------       ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        15.480075          9.282264       129,747.9457
01/01/2009 to 12/31/2009         9.282264         12.157292       150,541.1800
01/01/2010 to 12/31/2010        12.157292         15.014392       154,935.2476
01/01/2011 to 12/31/2011        15.014392         14.536761       146,148.6863
01/01/2012 to 12/31/2012        14.536761         16.819537       126,783.6187
01/01/2013 to 12/31/2013        16.819537         23.075728       108,311.6103
01/01/2014 to 12/31/2014        23.075728         24.371523       100,271.4471
01/01/2015 to 12/31/2015        24.371523         23.445234        87,944.8233
01/01/2016 to 12/31/2016        23.445234         25.570429        78,768.9703
01/01/2017 to 12/31/2017        25.570429         31.368347        62,809.1178
--------------------------     ----------        ----------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.15% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.818387         10.239016        18,998.3231
01/01/2014 to 12/31/2014        10.239016         10.531517        18,543.3983
01/01/2015 to 12/31/2015        10.531517         10.357282        25,399.4108
01/01/2016 to 12/31/2016        10.357282         10.363027        31,030.8854
01/01/2017 to 12/31/2017        10.363027         10.479104        38,136.9676
--------------------------      ---------         ---------        -----------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(R) BOND SUB-ACCOUNT (CLASS C))

04/28/2008 to 12/31/2008        10.037642          8.906301        16,492.7732
01/01/2009 to 12/31/2009         8.906301          9.773545        15,419.9800
01/01/2010 to 12/31/2010         9.773545         10.149269        52,466.6157
01/01/2011 to 12/31/2011        10.149269         10.509031        52,427.7811
01/01/2012 to 12/31/2012        10.509031         10.789921        40,179.6238
01/01/2013 to 04/26/2013        10.789921         10.761277             0.0000
--------------------------      ---------         ---------        -----------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.012643          1.044636        18,542.8874
01/01/2013 to 12/31/2013         1.044636          1.134749       143,323.1344
01/01/2014 to 12/31/2014         1.134749          1.188086       175,013.8091
01/01/2015 to 12/31/2015         1.188086          1.173212       185,773.8779
01/01/2016 to 12/31/2016         1.173212          1.181592       173,625.0548
01/01/2017 to 12/31/2017         1.181592          1.349177       169,873.2760
--------------------------      ---------         ---------       ------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        12.871882          7.651494        18,427.3416
01/01/2009 to 12/31/2009         7.651494         10.545536        17,200.5100
01/01/2010 to 12/31/2010        10.545536         12.593441        23,265.5326
01/01/2011 to 12/31/2011        12.593441         12.143329        30,773.3481
01/01/2012 to 12/31/2012        12.143329         13.895868        41,848.5755
01/01/2013 to 12/31/2013        13.895868         15.929849        27,783.3696
01/01/2014 to 12/31/2014        15.929849         16.131567        24,055.2214
01/01/2015 to 12/31/2015        16.131567         15.982249        27,520.1844
01/01/2016 to 12/31/2016        15.982249         16.389567        27,202.3034
01/01/2017 to 12/31/2017        16.389567         19.726703        24,798.3201
--------------------------      ---------         ---------       ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.757938         11.192154           426.5978
01/01/2014 to 12/31/2014        11.192154         11.968551         1,042.6228
01/01/2015 to 12/31/2015        11.968551         11.572000        15,285.6292
01/01/2016 to 12/31/2016        11.572000         11.819841        13,116.9689
01/01/2017 to 12/31/2017        11.819841         13.367398         3,731.1484
--------------------------      ---------         ---------       ------------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        17.294487          9.754781       200,562.3480
01/01/2009 to 12/31/2009         9.754781         12.560971       207,055.9400
01/01/2010 to 12/31/2010        12.560971         13.696086       180,873.9585
01/01/2011 to 12/31/2011        13.696086         11.968950       172,416.5102
01/01/2012 to 12/31/2012        11.968950         13.670111       160,097.1685
01/01/2013 to 12/31/2013        13.670111         15.955932       124,402.3443
01/01/2014 to 12/31/2014        15.955932         14.531189       119,854.9860
01/01/2015 to 12/31/2015        14.531189         13.969774       113,164.9537
01/01/2016 to 12/31/2016        13.969774         13.552932       114,579.0633
01/01/2017 to 12/31/2017        13.552932         17.000427       103,516.6099
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.15% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.999706          1.030240             0.0000
01/01/2015 to 12/31/2015         1.030240          0.953095             0.0000
01/01/2016 to 12/31/2016         0.953095          1.036586        17,121.1104
01/01/2017 to 12/31/2017         1.036586          1.142417             0.0000
--------------------------       --------          --------        -----------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        11.712300         10.672796       475,293.6726
01/01/2009 to 12/31/2009        10.672796         12.331203       492,407.0500
01/01/2010 to 12/31/2010        12.331203         13.005643       486,017.5118
01/01/2011 to 12/31/2011        13.005643         14.147999       427,428.1004
01/01/2012 to 12/31/2012        14.147999         15.109869       437,381.3340
01/01/2013 to 12/31/2013        15.109869         13.416761       344,755.2619
01/01/2014 to 12/31/2014        13.416761         13.511281       308,030.8313
01/01/2015 to 12/31/2015        13.511281         12.812577       286,467.5040
01/01/2016 to 12/31/2016        12.812577         13.165039       259,019.7779
01/01/2017 to 12/31/2017        13.165039         13.332612       242,176.9869
--------------------------      ---------         ---------       ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        12.867717         12.644921       532,678.5398
01/01/2009 to 12/31/2009        12.644921         14.607287       524,893.7300
01/01/2010 to 12/31/2010        14.607287         15.464763       542,082.1196
01/01/2011 to 12/31/2011        15.464763         15.616471       485,081.3039
01/01/2012 to 12/31/2012        15.616471         16.699459       491,561.5841
01/01/2013 to 12/31/2013        16.699459         16.031177       379,907.5868
01/01/2014 to 12/31/2014        16.031177         16.347902       366,996.5407
01/01/2015 to 12/31/2015        16.347902         16.000964       298,452.2330
01/01/2016 to 12/31/2016        16.000964         16.069325       270,030.2640
01/01/2017 to 12/31/2017        16.069325         16.436334       276,457.2178
--------------------------      ---------         ---------       ------------

PYRAMIS(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.691446         10.802248        20,120.8054
01/01/2013 to 12/31/2013        10.802248         10.094635             0.0000
01/01/2014 to 12/31/2014        10.094635         10.626518             0.0000
01/01/2015 to 12/31/2015        10.626518         10.445211           933.3616
01/01/2016 to 12/31/2016        10.445211         10.357706         5,684.8356
01/01/2017 to 12/31/2017        10.357706         10.401565         4,007.4616
--------------------------      ---------         ---------       ------------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY
PYRAMIS(R) MANAGED RISK SUB-ACCOUNT (CLASS B))

04/29/2013 to 12/31/2013        10.214004         10.696808             0.0000
01/01/2014 to 12/31/2014        10.696808         11.373937           667.6878
01/01/2015 to 12/31/2015        11.373937         10.992684           634.2058
01/01/2016 to 12/31/2016        10.992684         11.250110           599.5973
01/01/2017 to 12/31/2017        11.250110         12.825280         2,358.2060
--------------------------      ---------         ---------       ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010621          1.062656        34,057.8007
01/01/2013 to 12/31/2013         1.062656          1.145214       170,015.9896
01/01/2014 to 12/31/2014         1.145214          1.207600       184,848.9545
01/01/2015 to 12/31/2015         1.207600          1.171522       168,324.7391
01/01/2016 to 12/31/2016         1.171522          1.211424       156,557.7406
01/01/2017 to 12/31/2017         1.211424          1.355240       145,648.4192
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.15% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         8.211092          8.364414             0.0000
01/01/2009 to 12/31/2009         8.364414         10.223891         5,744.7100
01/01/2010 to 12/31/2010        10.223891         11.231233        36,650.7418
01/01/2011 to 12/31/2011        11.231233         11.109478        38,518.7234
01/01/2012 to 12/31/2012        11.109478         12.268540        53,467.9848
01/01/2013 to 12/31/2013        12.268540         13.560368        80,565.7431
01/01/2014 to 12/31/2014        13.560368         14.043275        95,530.7233
01/01/2015 to 12/31/2015        14.043275         13.474703       105,225.8670
01/01/2016 to 12/31/2016        13.474703         13.950923        96,674.4957
01/01/2017 to 12/31/2017        13.950923         15.820687        87,245.5780
--------------------------      ---------         ---------       ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         7.602704          7.668467             0.0000
01/01/2009 to 12/31/2009         7.668467          9.689346        33,886.6500
01/01/2010 to 12/31/2010         9.689346         10.825647        40,910.2203
01/01/2011 to 12/31/2011        10.825647         10.370241        42,987.7440
01/01/2012 to 12/31/2012        10.370241         11.674140        51,593.0022
01/01/2013 to 12/31/2013        11.674140         13.490796        59,842.7915
01/01/2014 to 12/31/2014        13.490796         13.914062        50,535.1682
01/01/2015 to 12/31/2015        13.914062         13.303345        32,444.3107
01/01/2016 to 12/31/2016        13.303345         13.916142        25,760.7555
01/01/2017 to 12/31/2017        13.916142         16.295677        23,308.4761
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        55.969125         34.873955       167,284.0181
01/01/2009 to 12/31/2009        34.873955         40.409933       158,947.5300
01/01/2010 to 12/31/2010        40.409933         46.282060       152,811.5124
01/01/2011 to 12/31/2011        46.282060         43.482842       138,550.7648
01/01/2012 to 12/31/2012        43.482842         50.203734       122,697.9049
01/01/2013 to 12/31/2013        50.203734         65.732361       102,966.6649
01/01/2014 to 12/31/2014        65.732361         72.878183        94,600.5249
01/01/2015 to 12/31/2015        72.878183         68.770075        86,638.3872
01/01/2016 to 12/31/2016        68.770075         78.038833        81,292.4998
01/01/2017 to 12/31/2017        78.038833         89.329605        71,792.4822
--------------------------      ---------         ---------       ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008         9.431038          5.560923       399,409.2102
01/01/2009 to 12/31/2009         5.560923          7.917536       325,492.4700
01/01/2010 to 12/31/2010         7.917536          9.894508       314,361.3673
01/01/2011 to 12/31/2011         9.894508          9.524882       254,882.0337
01/01/2012 to 12/31/2012         9.524882         10.596666       266,377.1582
01/01/2013 to 12/31/2013        10.596666         14.165106       209,708.3748
01/01/2014 to 12/31/2014        14.165106         15.634863       167,002.9930
01/01/2015 to 12/31/2015        15.634863         16.323501       149,930.6313
01/01/2016 to 12/31/2016        16.323501         16.969333       143,418.3877
01/01/2017 to 12/31/2017        16.969333         20.719225       123,172.1759
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.15% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP
VALUE SUB-ACCOUNT (CLASS B))

04/28/2008 to 12/31/2008        23.244085         15.236806         7,267.4154
01/01/2009 to 12/31/2009        15.236806         18.869671        10,351.5300
01/01/2010 to 12/31/2010        18.869671         23.183243        22,977.3034
01/01/2011 to 12/31/2011        23.183243         21.851889        25,709.0963
01/01/2012 to 12/31/2012        21.851889         24.527713        15,784.2332
01/01/2013 to 12/31/2013        24.527713         31.281278        13,048.3282
01/01/2014 to 12/31/2014        31.281278         33.568274         8,701.8422
01/01/2015 to 12/31/2015        33.568274         29.903343         7,730.4154
01/01/2016 to 12/31/2016        29.903343         33.804929         6,520.0592
01/01/2017 to 12/31/2017        33.804929         36.222992         3,409.1078
--------------------------      ---------         ---------        -----------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)(FORMERLY GOLDMAN SACHS
MID CAP VALUE SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        14.990114          9.377703       100,533.0594
01/01/2009 to 12/31/2009         9.377703         12.143060        94,683.9100
01/01/2010 to 12/31/2010        12.143060         14.764987        90,798.6663
01/01/2011 to 12/31/2011        14.764987         13.542005       114,199.0798
01/01/2012 to 12/31/2012        13.542005         15.653603        83,790.6128
01/01/2013 to 12/31/2013        15.653603         20.323067        81,520.8142
01/01/2014 to 12/31/2014        20.323067         22.522128        77,044.9853
01/01/2015 to 12/31/2015        22.522128         20.032899        73,983.4936
01/01/2016 to 12/31/2016        20.032899         22.191638        68,876.5382
01/01/2017 to 12/31/2017        22.191638         24.064660        55,163.2324
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         8.817705          9.627770        85,947.1138
01/01/2014 to 12/31/2014         9.627770          9.107908       102,679.0528
01/01/2015 to 12/31/2015         9.107908          8.720698        85,815.8359
01/01/2016 to 12/31/2016         8.720698          8.966308        82,821.8957
01/01/2017 to 12/31/2017         8.966308         11.838188        75,956.2059
--------------------------      ---------         ---------       ------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN
FUNDS(R) INTERNATIONAL SUB-ACCOUNT (CLASS C))

04/28/2008 to 12/31/2008        10.087639          6.023690         8,835.0465
01/01/2009 to 12/31/2009         6.023690          8.404585        74,498.0000
01/01/2010 to 12/31/2010         8.404585          8.792939        95,092.2477
01/01/2011 to 12/31/2011         8.792939          7.376770        85,437.5870
01/01/2012 to 12/31/2012         7.376770          8.478253       100,018.6842
01/01/2013 to 04/26/2013         8.478253          8.772194             0.0000
--------------------------      ---------         ---------       ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        10.357706         10.400275       971,414.1278
01/01/2009 to 12/31/2009        10.400275         10.204821       863,246.7200
01/01/2010 to 12/31/2010        10.204821          9.987747       600,706.1393
01/01/2011 to 12/31/2011         9.987747          9.775866       773,101.4853
01/01/2012 to 12/31/2012         9.775866          9.566789       636,036.7714
01/01/2013 to 12/31/2013         9.566789          9.363288       616,012.2293
01/01/2014 to 12/31/2014         9.363288          9.164114       348,424.4301
01/01/2015 to 12/31/2015         9.164114          8.969178       286,273.5206
01/01/2016 to 12/31/2016         8.969178          8.788233       235,825.6623
01/01/2017 to 12/31/2017         8.788233          8.656391       205,731.3948
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 20 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        13.034468         13.225394        20,159.7505
01/01/2015 to 12/31/2015        13.225394         12.868270        39,361.0203
01/01/2016 to 12/31/2016        12.868270         13.165107        37,019.4498
01/01/2017 to 12/31/2017        13.165107         13.779144        27,715.4126
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      2.15% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        11.382233          8.838978       2,040,558.6890
01/01/2009 to 12/31/2009         8.838978         10.632764       2,163,438.8200
01/01/2010 to 12/31/2010        10.632764         11.541269       1,973,329.4328
01/01/2011 to 12/31/2011        11.541269         11.496864       1,371,180.9626
01/01/2012 to 12/31/2012        11.496864         12.478748       1,286,505.2578
01/01/2013 to 12/31/2013        12.478748         13.322246       1,119,350.8177
01/01/2014 to 04/25/2014        13.322246         13.400145               0.0000
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        11.869193          8.546884       2,218,978.7549
01/01/2009 to 12/31/2009         8.546884         10.547270       2,147,736.0500
01/01/2010 to 12/31/2010        10.547270         11.603037       2,105,746.4622
01/01/2011 to 12/31/2011        11.603037         11.343487       2,195,212.1323
01/01/2012 to 12/31/2012        11.343487         12.476880       2,188,457.7452
01/01/2013 to 12/31/2013        12.476880         13.948698       2,101,355.1179
01/01/2014 to 04/25/2014        13.948698         13.977387               0.0000
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        13.599515         13.909291       2,532,617.0723
01/01/2015 to 12/31/2015        13.909291         13.467286       2,192,588.8453
01/01/2016 to 12/31/2016        13.467286         13.983263       1,944,819.5898
01/01/2017 to 12/31/2017        13.983263         15.143244       1,784,520.7505
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 60 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        12.246994          8.157789       6,339,641.1515
01/01/2009 to 12/31/2009         8.157789         10.246702       5,858,229.6600
01/01/2010 to 12/31/2010        10.246702         11.391333       5,618,564.6809
01/01/2011 to 12/31/2011        11.391333         10.959672       5,245,953.7656
01/01/2012 to 12/31/2012        10.959672         12.219557       4,710,179.5115
01/01/2013 to 12/31/2013        12.219557         14.282122       4,279,438.8763
01/01/2014 to 04/25/2014        14.282122         14.268426               0.0000
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 60 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        13.985364         14.412318       4,058,729.9504
01/01/2015 to 12/31/2015        14.412318         13.926890       3,710,406.3517
01/01/2016 to 12/31/2016        13.926890         14.599167       3,312,623.4884
01/01/2017 to 12/31/2017        14.599167         16.394578       3,054,621.7409
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        12.890813          7.838350       7,580,096.1079
01/01/2009 to 12/31/2009         7.838350          9.980646       6,697,939.1000
01/01/2010 to 12/31/2010         9.980646         11.281589       6,511,209.3205
01/01/2011 to 12/31/2011        11.281589         10.614375       5,820,635.6983
01/01/2012 to 12/31/2012        10.614375         12.020404       5,003,552.5464
01/01/2013 to 12/31/2013        12.020404         14.813585       4,496,753.9250
01/01/2014 to 04/25/2014        14.813585         14.718888               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      2.15% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN
TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT
 (CLASS B))

04/28/2008 to 12/31/2008         9.997644          6.997364          18,148.2267
01/01/2009 to 12/31/2009         6.997364          8.803900          58,491.8500
01/01/2010 to 12/31/2010         8.803900          9.482346          72,548.8666
01/01/2011 to 12/31/2011         9.482346          9.117654          77,293.2274
01/01/2012 to 12/31/2012         9.117654         10.361447          76,734.0009
01/01/2013 to 04/26/2013        10.361447         11.128097               0.0000
--------------------------      ---------         ---------          -----------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        13.960089         14.469275       4,304,508.4834
01/01/2015 to 12/31/2015        14.469275         13.921262       4,128,091.4032
01/01/2016 to 12/31/2016        13.921262         14.734354       3,828,345.5359
01/01/2017 to 12/31/2017        14.734354         17.185322       3,470,027.7890
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/ARTISAN MID CAP
VALUE SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        16.004327          8.436834         241,932.1256
01/01/2009 to 12/31/2009         8.436834         11.659237         223,447.7600
01/01/2010 to 12/31/2010        11.659237         13.095713         209,375.9091
01/01/2011 to 12/31/2011        13.095713         13.649653         190,814.2411
01/01/2012 to 12/31/2012        13.649653         14.904861         174,488.0299
01/01/2013 to 12/31/2013        14.904861         19.913900         156,334.7022
01/01/2014 to 12/31/2014        19.913900         19.816515         142,703.7999
01/01/2015 to 12/31/2015        19.816515         17.520404         133,152.0979
01/01/2016 to 12/31/2016        17.520404         21.032104         117,238.8208
01/01/2017 to 12/31/2017        21.032104         23.167395         110,403.0672
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))

11/10/2008 to 12/31/2008        10.063482         10.123009               0.0000
01/01/2009 to 12/31/2009        10.123009         14.139917           1,231.8400
01/01/2010 to 12/31/2010        14.139917         16.965664          16,512.0533
01/01/2011 to 12/31/2011        16.965664         13.906530           9,931.1090
01/01/2012 to 12/31/2012        13.906530         16.045912           9,839.7640
01/01/2013 to 12/31/2013        16.045912         20.039580           8,750.5964
01/01/2014 to 12/31/2014        20.039580         18.300219           8,138.7315
01/01/2015 to 12/31/2015        18.300219         18.941736           7,666.0486
01/01/2016 to 12/31/2016        18.941736         19.619008           6,653.3128
01/01/2017 to 12/31/2017        19.619008         25.049718           4,734.0470
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B))

05/02/2016 to 12/31/2016        20.738428         21.003811           7,779.4946
01/01/2017 to 12/31/2017        21.003811         24.425272           6,527.2101
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
(CLASS B))

05/04/2009 to 12/31/2009        11.949352         14.577210               0.0000
01/01/2010 to 12/31/2010        14.577210         16.540286               0.0000
01/01/2011 to 12/31/2011        16.540286         15.400399               0.0000
01/01/2012 to 12/31/2012        15.400399         16.635132               0.0000
01/01/2013 to 12/31/2013        16.635132         21.607643               0.0000
01/01/2014 to 12/31/2014        21.607643         23.459859               0.0000
01/01/2015 to 12/31/2015        23.459859         22.903277               0.0000
01/01/2016 to 04/29/2016        22.903277         22.989529               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.15% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))

01/01/2008 to 12/31/2008        14.515661          8.600388       531,875.2855
01/01/2009 to 12/31/2009         8.600388         11.096531       511,984.2300
01/01/2010 to 12/31/2010        11.096531         12.144019       506,647.2426
01/01/2011 to 12/31/2011        12.144019         11.389464       470,051.4053
01/01/2012 to 12/31/2012        11.389464         12.561693       424,612.9566
01/01/2013 to 12/31/2013        12.561693         16.416798       372,512.8145
01/01/2014 to 12/31/2014        16.416798         17.746114       325,346.5509
01/01/2015 to 12/31/2015        17.746114         17.762314       291,220.6302
01/01/2016 to 12/31/2016        17.762314         18.627904       258,102.7276
01/01/2017 to 12/31/2017        18.627904         21.682479       233,398.2647
--------------------------      ---------         ---------       ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        14.040324         16.653157        42,412.7766
01/01/2014 to 12/31/2014        16.653157         18.071582        40,935.2473
01/01/2015 to 12/31/2015        18.071582         18.147775        30,965.6180
01/01/2016 to 12/31/2016        18.147775         18.677857        24,952.3094
01/01/2017 to 12/31/2017        18.677857         22.840378        20,009.8552
--------------------------      ---------         ---------       ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        15.204687          7.693113        60,104.2853
01/01/2009 to 12/31/2009         7.693113         11.080783        67,890.9800
01/01/2010 to 12/31/2010        11.080783         13.791207        58,773.4764
01/01/2011 to 12/31/2011        13.791207         12.490689        63,791.0575
01/01/2012 to 12/31/2012        12.490689         12.959416        48,114.1245
01/01/2013 to 04/26/2013        12.959416         13.950498             0.0000
--------------------------      ---------         ---------       ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        12.580182          7.812070       230,599.2334
01/01/2009 to 12/31/2009         7.812070         10.670910       241,000.4300
01/01/2010 to 12/31/2010        10.670910         11.625674       237,784.9424
01/01/2011 to 12/31/2011        11.625674         11.404118       216,737.3804
01/01/2012 to 12/31/2012        11.404118         12.896570       330,155.4823
01/01/2013 to 12/31/2013        12.896570         17.258806       273,187.9462
01/01/2014 to 12/31/2014        17.258806         18.368596       244,268.6987
01/01/2015 to 12/31/2015        18.368596         19.872682       213,434.7952
01/01/2016 to 12/31/2016        19.872682         19.424732       184,935.4981
01/01/2017 to 12/31/2017        19.424732         26.045507       162,199.2206
--------------------------      ---------         ---------       ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008         9.971336          5.678787        28,213.2733
01/01/2009 to 12/31/2009         5.678787          6.850286        21,060.7700
01/01/2010 to 12/31/2010         6.850286          7.736135        25,221.7759
01/01/2011 to 12/31/2011         7.736135          7.281158        23,644.5253
01/01/2012 to 12/31/2012         7.281158          8.028515         6,134.2011
01/01/2013 to 04/26/2013         8.028515          8.607421             0.0000
--------------------------      ---------         ---------       ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008         9.964302          5.271626       281,388.1226
01/01/2009 to 12/31/2009         5.271626          7.414348       266,168.2800
01/01/2010 to 12/31/2010         7.414348          7.938615       256,256.1880
01/01/2011 to 12/31/2011         7.938615          7.662823       218,022.3245
01/01/2012 to 04/27/2012         7.662823          8.599629             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.15% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE
BOND INDEX SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009        13.326289         13.725823         2,178.4700
01/01/2010 to 12/31/2010        13.725823         14.193003        29,213.2905
01/01/2011 to 12/31/2011        14.193003         14.885242        27,029.2461
01/01/2012 to 12/31/2012        14.885242         15.088916        19,517.6230
01/01/2013 to 12/31/2013        15.088916         14.388352        14,269.2909
01/01/2014 to 12/31/2014        14.388352         14.851180        14,696.3168
01/01/2015 to 12/31/2015        14.851180         14.527083        45,047.1096
01/01/2016 to 12/31/2016        14.527083         14.514744        39,045.2441
01/01/2017 to 12/31/2017        14.514744         14.624182        37,111.2545
--------------------------      ---------         ---------        -----------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)

05/04/2009 to 12/31/2009        10.369888         12.862148           418.0400
01/01/2010 to 12/31/2010        12.862148         15.851575         4,467.3527
01/01/2011 to 12/31/2011        15.851575         15.167587         7,334.2242
01/01/2012 to 12/31/2012        15.167587         17.406280        12,180.7530
01/01/2013 to 12/31/2013        17.406280         22.616040        16,598.9782
01/01/2014 to 12/31/2014        22.616040         24.174111        15,727.7889
01/01/2015 to 12/31/2015        24.174111         23.026385        14,693.5948
01/01/2016 to 12/31/2016        23.026385         27.062668        14,610.6289
01/01/2017 to 12/31/2017        27.062668         30.621735        14,157.5980
--------------------------      ---------         ---------        -----------

METLIFE MSCI EAFE(R) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(R) INDEX
SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009         8.529717         10.937583         1,583.3900
01/01/2010 to 12/31/2010        10.937583         11.536271        10,010.4936
01/01/2011 to 12/31/2011        11.536271          9.862584         5,773.2554
01/01/2012 to 12/31/2012         9.862584         11.383274        14,175.2671
01/01/2013 to 12/31/2013        11.383274         13.529554        13,027.7281
01/01/2014 to 12/31/2014        13.529554         12.403438         1,953.1958
01/01/2015 to 12/31/2015        12.403438         11.980431         1,856.3022
01/01/2016 to 12/31/2016        11.980431         11.839178         2,013.6261
01/01/2017 to 12/31/2017        11.839178         14.432326         5,812.0107
--------------------------      ---------         ---------        -----------

METLIFE RUSSELL 2000(R) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(R) INDEX
SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009        10.573423         12.950054             0.0000
01/01/2010 to 12/31/2010        12.950054         16.039473         1,540.9210
01/01/2011 to 12/31/2011        16.039473         15.019502        16,367.3177
01/01/2012 to 12/31/2012        15.019502         17.042163        15,897.1663
01/01/2013 to 12/31/2013        17.042163         23.038391        21,417.7389
01/01/2014 to 12/31/2014        23.038391         23.614862        13,499.6342
01/01/2015 to 12/31/2015        23.614862         22.063999        12,694.5156
01/01/2016 to 12/31/2016        22.063999         26.113573        11,024.4607
01/01/2017 to 12/31/2017        26.113573         29.214449        12,814.0843
--------------------------      ---------         ---------        -----------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        13.282412          8.155452       233,156.6623
01/01/2009 to 12/31/2009         8.155452         10.050954       216,153.1100
01/01/2010 to 12/31/2010        10.050954         11.262766       200,681.2046
01/01/2011 to 12/31/2011        11.262766         11.203955       160,405.5571
01/01/2012 to 12/31/2012        11.203955         12.656124       149,868.7978
01/01/2013 to 12/31/2013        12.656124         16.313550       133,968.2956
01/01/2014 to 12/31/2014        16.313550         18.057993       117,175.5315
01/01/2015 to 12/31/2015        18.057993         17.835296       113,061.3741
01/01/2016 to 12/31/2016        17.835296         19.442911       105,946.0982
01/01/2017 to 12/31/2017        19.442911         23.071170       102,986.7756
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.15% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
MFS(R) VALUE SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        16.913544         19.662878        27,826.8623
01/01/2014 to 12/31/2014        19.662878         21.277263        27,568.4396
01/01/2015 to 12/31/2015        21.277263         20.748757        18,437.5881
01/01/2016 to 12/31/2016        20.748757         23.169902        18,102.6042
01/01/2017 to 12/31/2017        23.169902         26.665911        27,965.5991
--------------------------      ---------         ---------        -----------

MFS(R) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))

04/28/2008 to 12/31/2008         9.997644          6.566075         3,281.7798
01/01/2009 to 12/31/2009         6.566075          8.025581         6,190.6700
01/01/2010 to 12/31/2010         8.025581          8.720835        25,015.4388
01/01/2011 to 12/31/2011         8.720835          8.489024        17,055.3562
01/01/2012 to 12/31/2012         8.489024          9.463651        28,094.4457
01/01/2013 to 04/26/2013         9.463651         10.341904             0.0000
--------------------------      ---------         ---------        -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        18.231150         22.651961       100,697.7171
01/01/2014 to 12/31/2014        22.651961         22.103464        85,473.7978
01/01/2015 to 12/31/2015        22.103464         21.715496        74,488.3717
01/01/2016 to 12/31/2016        21.715496         25.163116        70,496.0100
01/01/2017 to 12/31/2017        25.163116         28.444049        62,899.0920
--------------------------      ---------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

01/01/2008 to 12/31/2008        15.143385          9.143843       131,131.9405
01/01/2009 to 12/31/2009         9.143843         12.239277       162,548.7100
01/01/2010 to 12/31/2010        12.239277         14.717456       170,881.9162
01/01/2011 to 12/31/2011        14.717456         13.644963       151,184.9514
01/01/2012 to 12/31/2012        13.644963         14.059012       144,173.3875
01/01/2013 to 04/26/2013        14.059012         15.207541             0.0000
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         6.629571          8.328847       172,178.0977
01/01/2014 to 12/31/2014         8.328847          8.871148       169,991.5461
01/01/2015 to 12/31/2015         8.871148          9.595211       179,584.3811
01/01/2016 to 12/31/2016         9.595211          9.534969       170,955.3597
01/01/2017 to 12/31/2017         9.534969         12.457089       175,079.6287
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008         6.181095          3.360137       208,623.4821
01/01/2009 to 12/31/2009         3.360137          5.228191       288,385.9700
01/01/2010 to 12/31/2010         5.228191          6.534018       308,394.8448
01/01/2011 to 12/31/2011         6.534018          5.762466       205,934.1216
01/01/2012 to 12/31/2012         5.762466          6.322650       151,217.6505
01/01/2013 to 04/26/2013         6.322650          6.595984             0.0000
--------------------------      ---------         ---------       ------------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL
NATURAL RESOURCES SUB-ACCOUNT (CLASS B))

05/04/2009 to 12/31/2009        11.583061         14.657853           907.7000
01/01/2010 to 12/31/2010        14.657853         18.510258         8,199.9932
01/01/2011 to 12/31/2011        18.510258         15.096164        12,958.4771
01/01/2012 to 12/31/2012        15.096164         15.154247         7,420.3254
01/01/2013 to 12/31/2013        15.154247         16.427044         7,348.9806
01/01/2014 to 12/31/2014        16.427044         13.050972         8,251.0136
01/01/2015 to 12/31/2015        13.050972          8.588786        10,294.1420
01/01/2016 to 12/31/2016         8.588786         12.083006         8,582.9472
01/01/2017 to 12/31/2017        12.083006         11.739086         8,739.5547
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.15% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016     25.522493         26.341124          106,336.7688
01/01/2017 to 12/31/2017     26.341124         27.827590          103,936.4912
--------------------------   ---------         ---------          ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
(FORMERLY MET INVESTORS SERIES TRUST - LORD
 ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008     18.770781         14.952834          301,326.9841
01/01/2009 to 12/31/2009     14.952834         20.016618          282,054.7000
01/01/2010 to 12/31/2010     20.016618         22.131133          233,638.1244
01/01/2011 to 12/31/2011     22.131133         22.627387          202,061.5170
01/01/2012 to 12/31/2012     22.627387         25.010654          180,095.7256
01/01/2013 to 12/31/2013     25.010654         26.431856          148,156.4857
01/01/2014 to 12/31/2014     26.431856         27.118901          133,344.7893
01/01/2015 to 12/31/2015     27.118901         25.964870          113,579.9028
01/01/2016 to 04/29/2016     25.964870         26.688152                0.0000
--------------------------   ---------         ---------          ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)

05/02/2016 to 12/31/2016     26.043639         26.902530            2,498.1038
01/01/2017 to 12/31/2017     26.902530         28.434583            2,512.8068
--------------------------   ---------         ---------          ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
(FORMERLY MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))

05/03/2010 to 12/31/2010     11.659764         12.186489           37,474.1128
01/01/2011 to 12/31/2011     12.186489         12.340332           24,540.0425
01/01/2012 to 12/31/2012     12.340332         13.459890           24,500.9270
01/01/2013 to 12/31/2013     13.459890         13.359447           12,552.8657
01/01/2014 to 12/31/2014     13.359447         13.656181           11,870.9380
01/01/2015 to 12/31/2015     13.656181         13.170904           10,142.3792
01/01/2016 to 04/29/2016     13.170904         13.464271                0.0000
--------------------------   ---------         ---------          ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008     15.033298         14.634377           19,012.6607
01/01/2009 to 12/31/2009     14.634377         14.907545           15,614.3600
01/01/2010 to 12/31/2010     14.907545         15.391866           25,719.6321
01/01/2011 to 12/31/2011     15.391866         15.858649           16,235.6036
01/01/2012 to 12/31/2012     15.858649         15.992549           15,378.9967
01/01/2013 to 12/31/2013     15.992549         15.510668           12,226.4734
01/01/2014 to 12/31/2014     15.510668         15.567872           11,949.5786
01/01/2015 to 12/31/2015     15.567872         15.283505           10,895.2633
01/01/2016 to 12/31/2016     15.283505         15.111182           10,036.6772
01/01/2017 to 12/31/2017     15.111182         15.038511           10,119.1660

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)




                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.203841         10.541615          421,720.6020
01/01/2013 to 12/31/2013        10.541615         11.536399          790,457.9118
01/01/2014 to 12/31/2014        11.536399         12.193645        1,072,767.0974
01/01/2015 to 12/31/2015        12.193645         12.075643        1,098,692.1880
01/01/2016 to 12/31/2016        12.075643         12.317477        1,183,812.9722
01/01/2017 to 12/31/2017        12.317477         13.780252          981,828.9791
--------------------------      ---------         ---------        --------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.996830          1.039332           39,154.7802
01/01/2015 to 12/31/2015         1.039332          1.013279          265,022.0694
01/01/2016 to 12/31/2016         1.013279          1.017598          130,253.8264
01/01/2017 to 12/31/2017         1.017598          1.157180          203,057.5969
--------------------------      ---------         ---------        --------------

AMERICAN FUNDS(R) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008        10.008301          7.004420        9,286,471.2884
01/01/2009 to 12/31/2009         7.004420          8.919228       15,007,484.7900
01/01/2010 to 12/31/2010         8.919228          9.850085       17,804,582.7630
01/01/2011 to 12/31/2011         9.850085          9.492567       18,939,432.7941
01/01/2012 to 12/31/2012         9.492567         10.610225       17,713,965.1303
01/01/2013 to 12/31/2013        10.610225         12.383129       16,998,445.1583
01/01/2014 to 12/31/2014        12.383129         12.930227       16,762,973.2046
01/01/2015 to 12/31/2015        12.930227         12.641528       15,609,811.5872
01/01/2016 to 12/31/2016        12.641528         13.419198       14,753,300.3516
01/01/2017 to 12/31/2017        13.419198         15.440724       13,456,820.5242
--------------------------      ---------         ---------       ---------------

AMERICAN FUNDS(R) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008         9.998301          6.353235       16,408,181.3342
01/01/2009 to 12/31/2009         6.353235          8.384885       21,262,237.3100
01/01/2010 to 12/31/2010         8.384885          9.369155       21,749,656.8435
01/01/2011 to 12/31/2011         9.369155          8.788721       20,055,252.4567
01/01/2012 to 12/31/2012         8.788721         10.051050       18,537,361.0796
01/01/2013 to 12/31/2013        10.051050         12.381326       19,659,276.1916
01/01/2014 to 12/31/2014        12.381326         12.969620       18,141,643.3689
01/01/2015 to 12/31/2015        12.969620         12.673624       17,339,265.4607
01/01/2016 to 12/31/2016        12.673624         13.596634       16,075,046.6492
01/01/2017 to 12/31/2017        13.596634         16.245957       15,450,810.9374
--------------------------      ---------         ---------       ---------------

AMERICAN FUNDS(R) GROWTH SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008         9.988302          5.753720        2,481,892.0547
01/01/2009 to 12/31/2009         5.753720          7.868382        3,716,158.6400
01/01/2010 to 12/31/2010         7.868382          9.167241        4,658,037.1483
01/01/2011 to 12/31/2011         9.167241          8.611175        4,553,063.5638
01/01/2012 to 12/31/2012         8.611175          9.954287        4,025,776.0416
01/01/2013 to 12/31/2013         9.954287         12.720561        3,563,939.7000
01/01/2014 to 12/31/2014        12.720561         13.549906        4,043,125.7405
01/01/2015 to 12/31/2015        13.549906         14.207554        3,542,181.7352
01/01/2016 to 12/31/2016        14.207554         15.261949        3,216,875.3837
01/01/2017 to 12/31/2017        15.261949         19.220902        2,917,824.1571
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
AMERICAN FUNDS(R) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008        10.018301          7.677443        7,364,007.6845
01/01/2009 to 12/31/2009         7.677443          9.327990       11,237,324.6000
01/01/2010 to 12/31/2010         9.327990         10.094473       11,851,260.7619
01/01/2011 to 12/31/2011        10.094473          9.958552       11,878,393.4079
01/01/2012 to 12/31/2012         9.958552         10.867339       11,133,095.2560
01/01/2013 to 12/31/2013        10.867339         12.146937       10,342,476.2445
01/01/2014 to 12/31/2014        12.146937         12.689029        9,721,680.8910
01/01/2015 to 12/31/2015        12.689029         12.403158        9,019,335.0598
01/01/2016 to 12/31/2016        12.403158         13.068866        8,129,493.5517
01/01/2017 to 12/31/2017        13.068866         14.536774        7,425,897.5965
--------------------------      ---------         ---------       ---------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        11.136121         11.531416        3,328,913.1021
01/01/2013 to 12/31/2013        11.531416         10.969004        1,535,199.5514
01/01/2014 to 12/31/2014        10.969004         11.232053        1,366,603.5519
01/01/2015 to 12/31/2015        11.232053         10.000546        1,069,280.0087
01/01/2016 to 12/31/2016        10.000546         10.729114        1,041,289.6454
01/01/2017 to 12/31/2017        10.729114         11.600119          757,871.9887
--------------------------      ---------         ---------       ---------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.959161         10.271320        1,158,782.9248
01/01/2013 to 12/31/2013        10.271320         11.155889        1,640,040.8512
01/01/2014 to 12/31/2014        11.155889         11.634125        1,854,101.8429
01/01/2015 to 12/31/2015        11.634125         11.442731        1,992,189.0623
01/01/2016 to 12/31/2016        11.442731         11.766019        2,036,893.2970
01/01/2017 to 12/31/2017        11.766019         13.127394        1,777,870.0746
--------------------------      ---------         ---------       ---------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        16.521641         12.346921          145,114.5742
01/01/2009 to 12/31/2009        12.346921         17.828224          619,867.7000
01/01/2010 to 12/31/2010        17.828224         20.322814          723,349.9054
01/01/2011 to 12/31/2011        20.322814         20.480040          702,311.3140
01/01/2012 to 12/31/2012        20.480040         23.499166          758,346.7841
01/01/2013 to 12/31/2013        23.499166         25.297280          683,268.3950
01/01/2014 to 12/31/2014        25.297280         25.728991          776,671.1749
01/01/2015 to 12/31/2015        25.728991         24.307983          688,146.9454
01/01/2016 to 12/31/2016        24.307983         27.279691          634,151.8697
01/01/2017 to 12/31/2017        27.279691         28.945569          579,620.5385
--------------------------      ---------         ---------       ---------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 100 SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        13.169061          7.674018        6,565,938.1178
01/01/2009 to 12/31/2009         7.674018         10.022737        6,140,999.0500
01/01/2010 to 12/31/2010        10.022737         11.497114        6,061,437.2623
01/01/2011 to 12/31/2011        11.497114         10.666773        5,909,295.6074
01/01/2012 to 12/31/2012        10.666773         12.260127        5,511,570.6173
01/01/2013 to 12/31/2013        12.260127         15.633590        4,878,838.2125
01/01/2014 to 12/31/2014        15.633590         16.176434        4,438,157.8935
01/01/2015 to 12/31/2015        16.176434         15.607765        4,054,306.4022
01/01/2016 to 12/31/2016        15.607765         16.747474        3,638,992.0700
01/01/2017 to 12/31/2017        16.747474         20.272653        3,207,922.6464
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))

04/30/2012 to 12/31/2012         9.986072         10.438856       1,267,656.4457
01/01/2013 to 12/31/2013        10.438856         11.754454       3,073,295.8243
01/01/2014 to 12/31/2014        11.754454         12.690330       3,546,337.5637
01/01/2015 to 12/31/2015        12.690330         11.984397       3,184,138.6292
01/01/2016 to 12/31/2016        11.984397         12.787154       3,426,035.5343
01/01/2017 to 12/31/2017        12.787154         14.899302       3,505,797.4441
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE SMALL CAP VALUE
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        17.250907         11.919451       2,780,972.3099
01/01/2009 to 12/31/2009        11.919451         14.840417       2,678,424.5000
01/01/2010 to 12/31/2010        14.840417         17.519779       2,588,744.7955
01/01/2011 to 12/31/2011        17.519779         15.700881       2,277,120.7635
01/01/2012 to 12/31/2012        15.700881         18.238666       2,013,346.6867
01/01/2013 to 12/31/2013        18.238666         23.785204       1,738,394.9998
01/01/2014 to 12/31/2014        23.785204         23.821107       1,531,752.6673
01/01/2015 to 12/31/2015        23.821107         22.186163       1,358,985.8121
01/01/2016 to 12/31/2016        22.186163         28.672749       1,161,563.9925
01/01/2017 to 12/31/2017        28.672749         31.536022       1,008,231.5815
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(R) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS
B))

01/01/2008 to 12/31/2008        14.080259          6.164667       1,509,674.5267
01/01/2009 to 12/31/2009         6.164667         10.254869       2,618,089.4200
01/01/2010 to 12/31/2010        10.254869         12.485909       2,793,614.7865
01/01/2011 to 12/31/2011        12.485909          9.994683       2,917,769.9222
01/01/2012 to 12/31/2012         9.994683         11.699610       2,690,866.0527
01/01/2013 to 12/31/2013        11.699610         10.945850       2,359,606.7075
01/01/2014 to 12/31/2014        10.945850         10.074676       2,167,059.6482
01/01/2015 to 12/31/2015        10.074676          8.549479       2,094,455.1141
01/01/2016 to 12/31/2016         8.549479          9.386232       2,000,230.4167
01/01/2017 to 12/31/2017         9.386232         11.860450       1,711,683.9321
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B) (FORMERLY MET/EATON VANCE
FLOATING RATE SUB-ACCOUNT (CLASS B))

05/03/2010 to 12/31/2010         9.997877         10.212345          62,940.8819
01/01/2011 to 12/31/2011        10.212345         10.257514         302,943.7364
01/01/2012 to 12/31/2012        10.257514         10.839267         293,130.8489
01/01/2013 to 12/31/2013        10.839267         11.081973         655,128.6678
01/01/2014 to 12/31/2014        11.081973         10.991845         625,448.1782
01/01/2015 to 12/31/2015        10.991845         10.732412         516,095.5046
01/01/2016 to 12/31/2016        10.732412         11.546814         373,629.5326
01/01/2017 to 12/31/2017        11.546814         11.787800         329,797.1607
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))

05/02/2011 to 12/31/2011         9.987878          9.757096         167,276.9743
01/01/2012 to 12/31/2012         9.757096         10.028733         240,896.1473
01/01/2013 to 12/31/2013        10.028733          9.989104         927,281.8908
01/01/2014 to 12/31/2014         9.989104          9.939505       1,395,952.9090
01/01/2015 to 12/31/2015         9.939505          9.725711       1,298,390.2284
01/01/2016 to 12/31/2016         9.725711          9.876187         769,284.3934
01/01/2017 to 12/31/2017         9.876187          9.854197         777,149.6207
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT
 (CLASS B))

05/04/2009 to 12/31/2009          9.998301         10.886207         54,715.1100
01/01/2010 to 12/31/2010         10.886207         12.170430        167,290.2096
01/01/2011 to 12/31/2011         12.170430         11.943992        176,097.5304
01/01/2012 to 12/31/2012         11.943992         13.439500        214,212.1441
01/01/2013 to 12/31/2013         13.439500         13.370076        149,349.9207
01/01/2014 to 12/31/2014         13.370076         13.314584        155,202.9074
01/01/2015 to 12/31/2015         13.314584         12.564443        159,994.7198
01/01/2016 to 12/31/2016         12.564443         12.479398        134,965.7363
01/01/2017 to 12/31/2017         12.479398         12.305169        136,536.3552
--------------------------       ---------         ---------        ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008         16.212180          9.310030      1,268,369.7004
01/01/2009 to 12/31/2009          9.310030         12.350911      1,202,352.6400
01/01/2010 to 12/31/2010         12.350911         14.119798      1,176,743.3391
01/01/2011 to 12/31/2011         14.119798         13.126372      1,145,657.2316
01/01/2012 to 12/31/2012         13.126372         16.282280      1,087,599.1684
01/01/2013 to 12/31/2013         16.282280         16.600277      1,014,883.6966
01/01/2014 to 12/31/2014         16.600277         18.513524        964,986.5867
01/01/2015 to 12/31/2015         18.513524         17.973286        881,620.0001
01/01/2016 to 12/31/2016         17.973286         17.851529        781,214.1370
01/01/2017 to 12/31/2017         17.851529         19.466494        706,012.9092
--------------------------       ---------         ---------      --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008          7.775812          4.666062      2,606,397.3735
01/01/2009 to 12/31/2009          4.666062          6.108653      2,327,286.5600
01/01/2010 to 12/31/2010          6.108653          7.445477      2,377,409.8134
01/01/2011 to 12/31/2011          7.445477          7.569276      3,858,357.0388
01/01/2012 to 12/31/2012          7.569276          8.831514      3,333,755.7940
01/01/2013 to 12/31/2013          8.831514         12.661135      3,654,077.3923
01/01/2014 to 12/31/2014         12.661135         14.821679      3,629,892.1252
01/01/2015 to 12/31/2015         14.821679         14.004631      3,451,236.1622
01/01/2016 to 12/31/2016         14.004631         14.158857      3,050,808.8325
01/01/2017 to 12/31/2017         14.158857         16.508125      2,598,733.2326
--------------------------       ---------         ---------      --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))

05/03/2010 to 12/31/2010        144.950960        148.918147         12,508.3851
01/01/2011 to 12/31/2011        148.918147        135.568725         22,918.9362
01/01/2012 to 12/31/2012        135.568725        163.525609         32,525.7191
01/01/2013 to 12/31/2013        163.525609        207.359268         30,528.8053
01/01/2014 to 04/25/2014        207.359268        215.822643              0.0000
--------------------------      ----------        ----------      --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008         10.327747          4.614768      1,168,109.3867
01/01/2009 to 12/31/2009          4.614768          6.269067      1,173,476.9300
01/01/2010 to 12/31/2010          6.269067          6.625444      1,246,327.8625
01/01/2011 to 04/29/2011          6.625444          7.041458              0.0000
--------------------------      ----------        ----------      --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        19.316263         11.242663        3,364,589.0969
01/01/2009 to 12/31/2009        11.242663         17.165018        3,088,930.4000
01/01/2010 to 12/31/2010        17.165018         19.676322        3,143,419.8913
01/01/2011 to 12/31/2011        19.676322         16.612290        3,004,396.6055
01/01/2012 to 12/31/2012        16.612290         21.139984        2,735,778.9557
01/01/2013 to 12/31/2013        21.139984         27.161345        2,609,047.0505
01/01/2014 to 12/31/2014        27.161345         25.195123        2,595,813.4405
01/01/2015 to 12/31/2015        25.195123         23.685785        2,449,278.3617
01/01/2016 to 12/31/2016        23.685785         25.228651        1,938,424.4635
01/01/2017 to 12/31/2017        25.228651         32.400661        1,683,873.4198
--------------------------      ---------         ---------        --------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010688          1.046910       14,563,857.1072
01/01/2013 to 12/31/2013         1.046910          1.049991       12,053,899.7181
01/01/2014 to 12/31/2014         1.049991          1.091538       11,181,772.2877
01/01/2015 to 12/31/2015         1.091538          1.029557        8,653,928.2389
01/01/2016 to 12/31/2016         1.029557          1.132497        9,504,763.2743
01/01/2017 to 12/31/2017         1.132497          1.226643        8,305,970.9647
--------------------------      ---------         ---------       ---------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        11.480694          7.244190        1,275,126.3041
01/01/2009 to 12/31/2009         7.244190          9.028080        1,165,972.7300
01/01/2010 to 12/31/2010         9.028080         10.209672        1,299,576.6066
01/01/2011 to 12/31/2011        10.209672          9.903871        1,319,908.6210
01/01/2012 to 12/31/2012         9.903871         11.548197        1,284,047.1101
01/01/2013 to 12/31/2013        11.548197         15.394522        1,442,374.7087
01/01/2014 to 12/31/2014        15.394522         16.569280        1,419,293.3176
01/01/2015 to 12/31/2015        16.569280         15.340294        1,209,821.4172
01/01/2016 to 12/31/2016        15.340294         17.717108          838,809.8896
01/01/2017 to 12/31/2017        17.717108         20.589148          714,863.9500
--------------------------      ---------         ---------       ---------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        15.882719          9.581346        2,002,986.7571
01/01/2009 to 12/31/2009         9.581346         12.624541        1,857,015.3000
01/01/2010 to 12/31/2010        12.624541         15.685173        1,782,701.9618
01/01/2011 to 12/31/2011        15.685173         15.277443        1,731,900.1818
01/01/2012 to 12/31/2012        15.277443         17.783449        1,439,926.2948
01/01/2013 to 12/31/2013        17.783449         24.544872        1,455,111.8044
01/01/2014 to 12/31/2014        24.544872         26.079209        1,244,217.0279
01/01/2015 to 12/31/2015        26.079209         25.239059        1,149,565.3034
01/01/2016 to 12/31/2016        25.239059         27.692495          993,398.7085
01/01/2017 to 12/31/2017        27.692495         34.175313          831,914.2013
--------------------------      ---------         ---------       ---------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        11.148910         10.594613        1,752,647.4817
01/01/2014 to 12/31/2014        10.594613         10.962847        2,057,258.1913
01/01/2015 to 12/31/2015        10.962847         10.846366        2,069,609.1611
01/01/2016 to 12/31/2016        10.846366         10.917691        2,250,526.9625
01/01/2017 to 12/31/2017        10.917691         11.106234        2,335,578.9005
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(R) BOND SUB-ACCOUNT (CLASS C))

04/28/2008 to 12/31/2008        10.038300          8.943139          790,860.6104
01/01/2009 to 12/31/2009         8.943139          9.873009        1,531,600.5300
01/01/2010 to 12/31/2010         9.873009         10.314243        1,951,922.2287
01/01/2011 to 12/31/2011        10.314243         10.743934        1,863,328.0024
01/01/2012 to 12/31/2012        10.743934         11.097843        1,851,315.3487
01/01/2013 to 04/26/2013        11.097843         11.069111                0.0000
--------------------------      ---------         ---------        --------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.012743          1.048954        3,250,068.2606
01/01/2013 to 12/31/2013         1.048954          1.146295        6,735,981.2314
01/01/2014 to 12/31/2014         1.146295          1.207398        7,094,231.3520
01/01/2015 to 12/31/2015         1.207398          1.199459        8,280,144.3607
01/01/2016 to 12/31/2016         1.199459          1.215296       11,068,604.9255
01/01/2017 to 12/31/2017         1.215296          1.395985       10,609,058.3479
--------------------------      ---------         ---------       ---------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        13.001983          7.775588        1,411,345.9994
01/01/2009 to 12/31/2009         7.775588         10.781012        1,611,080.4700
01/01/2010 to 12/31/2010        10.781012         12.952026        1,639,981.4661
01/01/2011 to 12/31/2011        12.952026         12.564113        1,772,721.0512
01/01/2012 to 12/31/2012        12.564113         14.464335        1,475,633.6968
01/01/2013 to 12/31/2013        14.464335         16.681271        1,258,781.8123
01/01/2014 to 12/31/2014        16.681271         16.994178        1,085,928.9183
01/01/2015 to 12/31/2015        16.994178         16.938228        1,017,979.6877
01/01/2016 to 12/31/2016        16.938228         17.474437          915,609.0792
01/01/2017 to 12/31/2017        17.474437         21.158598          829,182.3114
--------------------------      ---------         ---------       ---------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         1.078945          1.127041        1,375,482.1319
01/01/2014 to 12/31/2014         1.127041          1.212477        2,834,256.8777
01/01/2015 to 12/31/2015         1.212477          1.179361        5,648,887.3581
01/01/2016 to 12/31/2016         1.179361          1.211868        5,020,550.2391
01/01/2017 to 12/31/2017         1.211868          1.378757        4,321,745.5017
--------------------------      ---------         ---------       ---------------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        17.729518         10.060674        3,198,990.1678
01/01/2009 to 12/31/2009        10.060674         13.032848        3,213,003.5900
01/01/2010 to 12/31/2010        13.032848         14.296015        3,015,483.4286
01/01/2011 to 12/31/2011        14.296015         12.568352        2,843,165.1151
01/01/2012 to 12/31/2012        12.568352         14.441527        2,543,075.4930
01/01/2013 to 12/31/2013        14.441527         16.957737        2,108,922.8920
01/01/2014 to 12/31/2014        16.957737         15.536541        1,935,248.8225
01/01/2015 to 12/31/2015        15.536541         15.026217        1,853,654.7524
01/01/2016 to 12/31/2016        15.026217         14.665598        1,669,477.7697
01/01/2017 to 12/31/2017        14.665598         18.506437        1,397,786.1265
--------------------------      ---------         ---------       ---------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.999788          1.034516                0.0000
01/01/2015 to 12/31/2015         1.034516          0.962815          190,547.0441
01/01/2016 to 12/31/2016         0.962815          1.053457        1,582,841.3049
01/01/2017 to 12/31/2017         1.053457          1.167975        1,052,713.4188
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        12.045226         11.042431        4,193,140.1536
01/01/2009 to 12/31/2009        11.042431         12.834995        5,728,741.7500
01/01/2010 to 12/31/2010        12.834995         13.618440        5,923,991.1967
01/01/2011 to 12/31/2011        13.618440         14.903492        6,176,847.3321
01/01/2012 to 12/31/2012        14.903492         16.013001        6,108,543.0596
01/01/2013 to 12/31/2013        16.013001         14.304314        4,834,341.0934
01/01/2014 to 12/31/2014        14.304314         14.491787        3,522,050.9521
01/01/2015 to 12/31/2015        14.491787         13.825127        3,183,203.3035
01/01/2016 to 12/31/2016        13.825127         14.290930        3,341,097.2521
01/01/2017 to 12/31/2017        14.290930         14.559693        3,228,201.2839
--------------------------      ---------         ---------        --------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        13.191600         13.041402        8,296,227.4988
01/01/2009 to 12/31/2009        13.041402         15.155905        9,094,511.5400
01/01/2010 to 12/31/2010        15.155905         16.142116       10,325,078.3287
01/01/2011 to 12/31/2011        16.142116         16.398294       10,269,267.4651
01/01/2012 to 12/31/2012        16.398294         17.641576        9,954,396.3965
01/01/2013 to 12/31/2013        17.641576         17.037533        8,015,008.4054
01/01/2014 to 12/31/2014        17.037533         17.478695        6,671,774.3175
01/01/2015 to 12/31/2015        17.478695         17.210733        5,925,194.7042
01/01/2016 to 12/31/2016        17.210733         17.388274        5,308,217.9772
01/01/2017 to 12/31/2017        17.388274         17.892139        5,292,631.6497
--------------------------      ---------         ---------       ---------------

PYRAMIS(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.756296         10.911620          599,536.6604
01/01/2013 to 12/31/2013        10.911620         10.258227          429,590.6186
01/01/2014 to 12/31/2014        10.258227         10.863707          461,121.8953
01/01/2015 to 12/31/2015        10.863707         10.742623          481,184.5610
01/01/2016 to 12/31/2016        10.742623         10.716734          483,121.7362
01/01/2017 to 12/31/2017        10.716734         10.826700          464,537.4689
--------------------------      ---------         ---------       ---------------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(R)
MANAGED RISK SUB-ACCOUNT (CLASS B))

04/29/2013 to 12/31/2013        10.215677         10.741899          136,388.8548
01/01/2014 to 12/31/2014        10.741899         11.490620          250,035.6086
01/01/2015 to 12/31/2015        11.490620         11.172311          648,428.0301
01/01/2016 to 12/31/2016        11.172311         11.502747          665,877.4956
01/01/2017 to 12/31/2017        11.502747         13.191944          515,580.0393
--------------------------      ---------         ---------       ---------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010721          1.067048        3,495,178.6593
01/01/2013 to 12/31/2013         1.067048          1.156866        7,358,765.0771
01/01/2014 to 12/31/2014         1.156866          1.227228        7,389,732.5611
01/01/2015 to 12/31/2015         1.227228          1.197730        7,229,092.7962
01/01/2016 to 12/31/2016         1.197730          1.245977        6,345,406.0799
01/01/2017 to 12/31/2017         1.245977          1.402257        5,682,797.1717
--------------------------      ---------         ---------       ---------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         8.366077          8.529445           29,380.4125
01/01/2009 to 12/31/2009         8.529445         10.488355        1,663,878.6400
01/01/2010 to 12/31/2010        10.488355         11.591033        3,281,692.4689
01/01/2011 to 12/31/2011        11.591033         11.534227        5,511,403.1094
01/01/2012 to 12/31/2012        11.534227         12.814650        6,685,508.8427
01/01/2013 to 12/31/2013        12.814650         14.249205        6,407,672.8808
01/01/2014 to 12/31/2014        14.249205         14.845455        5,732,621.2014
01/01/2015 to 12/31/2015        14.845455         14.330159        5,464,579.5809
01/01/2016 to 12/31/2016        14.330159         14.925882        4,928,728.8483
01/01/2017 to 12/31/2017        14.925882         17.027847        4,231,460.3187
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         7.746232          7.819798          36,119.5934
01/01/2009 to 12/31/2009         7.819798          9.940024       1,877,067.9500
01/01/2010 to 12/31/2010         9.940024         11.172492       3,155,794.2880
01/01/2011 to 12/31/2011        11.172492         10.766783       3,728,011.0258
01/01/2012 to 12/31/2012        10.766783         12.193848       2,924,603.7015
01/01/2013 to 12/31/2013        12.193848         14.176154       3,081,021.8228
01/01/2014 to 12/31/2014        14.176154         14.708924       2,818,823.1367
01/01/2015 to 12/31/2015        14.708924         14.147987       2,792,627.1907
01/01/2016 to 12/31/2016        14.147987         14.888732       2,519,551.9038
01/01/2017 to 12/31/2017        14.888732         17.539142       2,312,195.5044
--------------------------      ---------         ---------       --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        57.377185         35.967814       1,494,179.9768
01/01/2009 to 12/31/2009        35.967814         41.928431       1,391,191.2400
01/01/2010 to 12/31/2010        41.928431         48.309957       1,299,846.6534
01/01/2011 to 12/31/2011        48.309957         45.660800       1,178,103.2189
01/01/2012 to 12/31/2012        45.660800         53.037202       1,045,334.8104
01/01/2013 to 12/31/2013        53.037202         69.859904         970,225.3755
01/01/2014 to 12/31/2014        69.859904         77.920551         876,759.7882
01/01/2015 to 12/31/2015        77.920551         73.970867         760,012.3100
01/01/2016 to 12/31/2016        73.970867         84.445625         697,721.1199
01/01/2017 to 12/31/2017        84.445625         97.243166         603,471.2906
--------------------------      ---------         ---------       --------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008         9.668240          5.735290       5,132,099.7437
01/01/2009 to 12/31/2009         5.735290          8.214937       5,254,318.5300
01/01/2010 to 12/31/2010         8.214937         10.327880       5,259,671.9862
01/01/2011 to 12/31/2011        10.327880         10.001799       4,776,287.4764
01/01/2012 to 12/31/2012        10.001799         11.194572       4,165,659.3163
01/01/2013 to 12/31/2013        11.194572         15.054336       3,832,624.0040
01/01/2014 to 12/31/2014        15.054336         16.716356       3,277,004.9122
01/01/2015 to 12/31/2015        16.716356         17.557671       3,015,467.1409
01/01/2016 to 12/31/2016        17.557671         18.362182       2,666,894.0115
01/01/2017 to 12/31/2017        18.362182         22.554323       2,301,628.8916
--------------------------      ---------         ---------       --------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))

04/28/2008 to 12/31/2008        25.142292         16.548409         241,799.2491
01/01/2009 to 12/31/2009        16.548409         20.617376         274,203.0200
01/01/2010 to 12/31/2010        20.617376         25.482727         305,120.0915
01/01/2011 to 12/31/2011        25.482727         24.163650         329,157.3568
01/01/2012 to 12/31/2012        24.163650         27.286633         310,804.6495
01/01/2013 to 12/31/2013        27.286633         35.009166         276,602.4244
01/01/2014 to 12/31/2014        35.009166         37.794816         254,180.6810
01/01/2015 to 12/31/2015        37.794816         33.871207         241,887.6245
01/01/2016 to 12/31/2016        33.871207         38.520957         230,804.6215
01/01/2017 to 12/31/2017        38.520957         41.523998         203,364.8864
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)(FORMERLY GOLDMAN SACHS
MID CAP VALUE SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        15.323863          9.644499        1,472,172.0346
01/01/2009 to 12/31/2009         9.644499         12.563686        1,280,931.2900
01/01/2010 to 12/31/2010        12.563686         15.368239        1,246,714.2721
01/01/2011 to 12/31/2011        15.368239         14.180003        1,281,158.7945
01/01/2012 to 12/31/2012        14.180003         16.490228        1,108,682.7688
01/01/2013 to 12/31/2013        16.490228         21.538023        1,009,420.6461
01/01/2014 to 12/31/2014        21.538023         24.012189          918,540.7787
01/01/2015 to 12/31/2015        24.012189         21.486918          781,796.3794
01/01/2016 to 12/31/2016        21.486918         23.945575          660,327.4860
01/01/2017 to 12/31/2017        23.945575         26.122399          561,005.5413
--------------------------      ---------         ---------        --------------

BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         9.087292          9.962296        2,433,141.2056
01/01/2014 to 12/31/2014         9.962296          9.481117        2,316,821.1165
01/01/2015 to 12/31/2015         9.481117          9.132703        2,126,496.8872
01/01/2016 to 12/31/2016         9.132703          9.446416        1,902,920.6355
01/01/2017 to 12/31/2017         9.446416         12.546847        1,698,030.0194
--------------------------      ---------         ---------        --------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(R)
INTERNATIONAL SUB-ACCOUNT (CLASS C))

04/28/2008 to 12/31/2008        10.088298          6.048679        1,701,002.1431
01/01/2009 to 12/31/2009         6.048679          8.490229        2,463,110.1900
01/01/2010 to 12/31/2010         8.490229          8.935936        3,106,999.0940
01/01/2011 to 12/31/2011         8.935936          7.541827        3,343,041.8793
01/01/2012 to 12/31/2012         7.541827          8.720379        3,055,203.7740
01/01/2013 to 04/26/2013         8.720379          9.039946                0.0000
--------------------------      ---------         ---------        --------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        10.618384         10.726365       12,915,180.5981
01/01/2009 to 12/31/2009        10.726365         10.588129        9,967,392.3400
01/01/2010 to 12/31/2010        10.588129         10.425275        6,697,419.1970
01/01/2011 to 12/31/2011        10.425275         10.265361        7,097,876.9729
01/01/2012 to 12/31/2012        10.265361         10.106612        5,871,679.1407
01/01/2013 to 12/31/2013        10.106612          9.951164        4,364,001.5137
01/01/2014 to 12/31/2014         9.951164          9.798107        3,679,113.0860
01/01/2015 to 12/31/2015         9.798107          9.647403        3,420,343.2436
01/01/2016 to 12/31/2016         9.647403          9.509670        2,938,879.1059
01/01/2017 to 12/31/2017         9.509670          9.423228        2,425,692.8892
--------------------------      ---------         ---------       ---------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 20 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        13.760325         14.018688          426,034.9187
01/01/2015 to 12/31/2015        14.018688         13.722248          522,105.7622
01/01/2016 to 12/31/2016        13.722248         14.123267          766,338.5527
01/01/2017 to 12/31/2017        14.123267         14.870691          709,861.4167
--------------------------      ---------         ---------       ---------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        11.600009          9.062519       23,441,972.6171
01/01/2009 to 12/31/2009         9.062519         10.967254       26,608,396.4100
01/01/2010 to 12/31/2010        10.967254         11.975937       27,364,143.7528
01/01/2011 to 12/31/2011        11.975937         12.001477       25,838,266.4378
01/01/2012 to 12/31/2012        12.001477         13.105255       24,711,942.8510
01/01/2013 to 12/31/2013        13.105255         14.075290       19,316,577.1150
01/01/2014 to 04/25/2014        14.075290         14.184385                0.0000
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
-----------------------------------------------------------------------------------
                                                                      NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT           UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD          END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        12.096278          8.763057        33,396,361.5478
01/01/2009 to 12/31/2009         8.763057         10.879096        34,934,029.6200
01/01/2010 to 12/31/2010        10.879096         12.040052        34,489,101.6658
01/01/2011 to 12/31/2011        12.040052         11.841405        32,472,315.2704
01/01/2012 to 12/31/2012        11.841405         13.103329        30,488,708.3202
01/01/2013 to 12/31/2013        13.103329         14.737182        28,491,573.2551
01/01/2014 to 04/25/2014        14.737182         14.795444                 0.0000
--------------------------      ---------         ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        14.356889         14.743659        42,152,069.1607
01/01/2015 to 12/31/2015        14.743659         14.361077        36,470,645.3683
01/01/2016 to 12/31/2016        14.361077         15.001028        32,015,274.7220
01/01/2017 to 12/31/2017        15.001028         16.342905        27,641,004.2070
--------------------------      ---------         ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 60 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        12.481300          8.364141        88,399,855.1715
01/01/2009 to 12/31/2009         8.364141         10.569112        86,335,971.8000
01/01/2010 to 12/31/2010        10.569112         11.820410        84,591,910.7884
01/01/2011 to 12/31/2011        11.820410         11.440794        79,593,449.0869
01/01/2012 to 12/31/2012        11.440794         12.833143        71,868,605.6881
01/01/2013 to 12/31/2013        12.833143         15.089511        66,219,671.8790
01/01/2014 to 04/25/2014        15.089511         15.103578                 0.0000
--------------------------      ---------         ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 60 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        14.764283         15.276918        62,189,085.2138
01/01/2015 to 12/31/2015        15.276918         14.851241        55,096,457.4391
01/01/2016 to 12/31/2016        14.851241         15.661820        49,095,352.1862
01/01/2017 to 12/31/2017        15.661820         17.693422        43,365,531.5246
--------------------------      ---------         ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        13.137431          8.036651       113,605,082.4786
01/01/2009 to 12/31/2009         8.036651         10.294738       105,226,362.8700
01/01/2010 to 12/31/2010        10.294738         11.706585        98,348,354.7037
01/01/2011 to 12/31/2011        11.706585         11.080407        89,850,156.2156
01/01/2012 to 12/31/2012        11.080407         12.624065        81,172,600.2809
01/01/2013 to 12/31/2013        12.624065         15.651096        82,971,958.7285
01/01/2014 to 04/25/2014        15.651096         15.580490                 0.0000
--------------------------      ---------         ---------       ----------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN
TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT
 (CLASS B))

04/28/2008 to 12/31/2008         9.998301          7.026370         5,685,455.7042
01/01/2009 to 12/31/2009         7.026370          8.893585         7,344,927.1400
01/01/2010 to 12/31/2010         8.893585          9.636546         7,821,370.6056
01/01/2011 to 12/31/2011         9.636546          9.321590         7,650,608.5457
01/01/2012 to 12/31/2012         9.321590         10.657275         6,899,015.5386
01/01/2013 to 04/26/2013        10.657275         11.467659                 0.0000
--------------------------      ---------         ---------       ----------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        14.737691         15.337387        81,025,307.4356
01/01/2015 to 12/31/2015        15.337387         14.845337        73,632,531.4991
01/01/2016 to 12/31/2016        14.845337         15.806947        65,814,986.4375
01/01/2017 to 12/31/2017        15.806947         18.546910        58,531,592.0128
--------------------------      ---------         ---------       ----------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/ARTISAN MID CAP
VALUE SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        16.407030          8.701509       3,018,941.4287
01/01/2009 to 12/31/2009         8.701509         12.097394       2,708,478.9300
01/01/2010 to 12/31/2010        12.097394         13.669557       2,476,292.2860
01/01/2011 to 12/31/2011        13.669557         14.333336       2,194,177.4142
01/01/2012 to 12/31/2012        14.333336         15.746118       1,943,783.9006
01/01/2013 to 12/31/2013        15.746118         21.164392       1,742,307.8178
01/01/2014 to 12/31/2014        21.164392         21.187694       1,498,295.7192
01/01/2015 to 12/31/2015        21.187694         18.845513       1,329,955.4272
01/01/2016 to 12/31/2016        18.845513         22.758926       1,181,015.5100
01/01/2017 to 12/31/2017        22.758926         25.219918       1,054,851.1702
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))

11/10/2008 to 12/31/2008        10.065301         10.133319             319.1318
01/01/2009 to 12/31/2009        10.133319         14.239504         156,436.3600
01/01/2010 to 12/31/2010        14.239504         17.187816         173,143.2973
01/01/2011 to 12/31/2011        17.187816         14.173361         193,790.9965
01/01/2012 to 12/31/2012        14.173361         16.452693         169,001.0248
01/01/2013 to 12/31/2013        16.452693         20.671154         171,171.6185
01/01/2014 to 12/31/2014        20.671154         18.990638         168,202.7952
01/01/2015 to 12/31/2015        18.990638         19.774671         152,480.2929
01/01/2016 to 12/31/2016        19.774671         20.604970         150,719.8271
01/01/2017 to 12/31/2017        20.604970         26.466362         151,439.4444
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B))

05/02/2016 to 12/31/2016        22.501097         22.879860         169,632.5463
01/01/2017 to 12/31/2017        22.879860         26.766501         182,365.3219
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
(CLASS B))

05/04/2009 to 12/31/2009        13.094754         16.037793          17,027.0800
01/01/2010 to 12/31/2010        16.037793         18.306978          71,279.1059
01/01/2011 to 12/31/2011        18.306978         17.147741         159,919.7532
01/01/2012 to 12/31/2012        17.147741         18.634623          85,683.1579
01/01/2013 to 12/31/2013        18.634623         24.350383         142,380.3667
01/01/2014 to 12/31/2014        24.350383         26.596808         110,327.8796
01/01/2015 to 12/31/2015        26.596808         26.122100         121,384.2618
01/01/2016 to 04/29/2016        26.122100         26.272271               0.0000
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))

01/01/2008 to 12/31/2008        14.880819          8.870125       7,319,063.5121
01/01/2009 to 12/31/2009         8.870125         11.513436       6,904,230.2200
01/01/2010 to 12/31/2010        11.513436         12.676051       7,091,686.5135
01/01/2011 to 12/31/2011        12.676051         11.959860       6,572,545.3989
01/01/2012 to 12/31/2012        11.959860         13.270583       5,814,646.9113
01/01/2013 to 12/31/2013        13.270583         17.447529       4,915,859.3224
01/01/2014 to 12/31/2014        17.447529         18.973811       4,250,084.7358
01/01/2015 to 12/31/2015        18.973811         19.105426       3,608,686.9642
01/01/2016 to 12/31/2016        19.105426         20.157035       3,073,358.4048
01/01/2017 to 12/31/2017        20.157035         23.603074       2,714,144.8798
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        14.819915         17.648988         673,428.9365
01/01/2014 to 12/31/2014        17.648988         19.267510         583,505.4332
01/01/2015 to 12/31/2015        19.267510         19.465214         520,546.9890
01/01/2016 to 12/31/2016        19.465214         20.154346         428,347.9616
01/01/2017 to 12/31/2017        20.154346         24.793722         396,959.3397
--------------------------      ---------         ---------         ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        15.543311          7.912081       1,009,535.9246
01/01/2009 to 12/31/2009         7.912081         11.464744         942,474.6100
01/01/2010 to 12/31/2010        11.464744         14.354847         921,077.1073
01/01/2011 to 12/31/2011        14.354847         13.079300         968,297.8236
01/01/2012 to 12/31/2012        13.079300         13.652250         788,014.9668
01/01/2013 to 04/26/2013        13.652250         14.724380               0.0000
--------------------------      ---------         ---------       --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        12.918182          8.070513       2,479,181.6819
01/01/2009 to 12/31/2009         8.070513         11.090236       2,493,170.3300
01/01/2010 to 12/31/2010        11.090236         12.155181       2,710,956.5197
01/01/2011 to 12/31/2011        12.155181         11.995148       2,490,262.0157
01/01/2012 to 12/31/2012        11.995148         13.646987       4,239,620.0393
01/01/2013 to 12/31/2013        13.646987         18.372896       4,110,048.9564
01/01/2014 to 12/31/2014        18.372896         19.672009       3,471,932.7392
01/01/2015 to 12/31/2015        19.672009         21.410904       3,073,375.6893
01/01/2016 to 12/31/2016        21.410904         21.054233       2,786,209.3245
01/01/2017 to 12/31/2017        21.054233         28.399643       2,356,859.7652
--------------------------      ---------         ---------       --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008         9.981362          5.718913       1,161,347.4325
01/01/2009 to 12/31/2009         5.718913          6.940210       1,120,794.6500
01/01/2010 to 12/31/2010         6.940210          7.884813       1,058,320.9642
01/01/2011 to 12/31/2011         7.884813          7.465675       1,091,307.5569
01/01/2012 to 12/31/2012         7.465675          8.281762         916,328.9354
01/01/2013 to 04/26/2013         8.281762          8.895884               0.0000
--------------------------      ---------         ---------       --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        10.214981          5.436980       4,874,485.1240
01/01/2009 to 12/31/2009         5.436980          7.692918       4,253,172.7900
01/01/2010 to 12/31/2010         7.692918          8.286415       3,859,269.5012
01/01/2011 to 12/31/2011         8.286415          8.046579       3,259,196.6871
01/01/2012 to 04/27/2012         8.046579          9.047954               0.0000
--------------------------      ---------         ---------       --------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009        14.191970         14.675475          64,428.7900
01/01/2010 to 12/31/2010        14.675475         15.266288         235,968.3366
01/01/2011 to 12/31/2011        15.266288         16.106936         330,135.2978
01/01/2012 to 12/31/2012        16.106936         16.426112         506,658.8649
01/01/2013 to 12/31/2013        16.426112         15.757749         406,689.5693
01/01/2014 to 12/31/2014        15.757749         16.362498         540,376.5634
01/01/2015 to 12/31/2015        16.362498         16.101757         548,928.4745
01/01/2016 to 12/31/2016        16.101757         16.184897         778,774.0768
01/01/2017 to 12/31/2017        16.184897         16.404789         743,380.8094
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)

05/04/2009 to 12/31/2009        10.934843         13.616598          14,046.6900
01/01/2010 to 12/31/2010        13.616598         16.882236         117,997.6850
01/01/2011 to 12/31/2011        16.882236         16.250831         182,796.8117
01/01/2012 to 12/31/2012        16.250831         18.762206         186,575.3581
01/01/2013 to 12/31/2013        18.762206         24.524407         274,266.5194
01/01/2014 to 12/31/2014        24.524407         26.371729         228,590.7197
01/01/2015 to 12/31/2015        26.371729         25.270873         225,697.8249
01/01/2016 to 12/31/2016        25.270873         29.879244         262,205.5137
01/01/2017 to 12/31/2017        29.879244         34.011526         261,145.5571
--------------------------      ---------         ---------         ------------

METLIFE MSCI EAFE(R) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(R) INDEX
SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009         9.084172         11.694698          31,560.4100
01/01/2010 to 12/31/2010        11.694698         12.408974         278,677.4605
01/01/2011 to 12/31/2011        12.408974         10.672477         438,833.7224
01/01/2012 to 12/31/2012        10.672477         12.392538         486,278.2653
01/01/2013 to 12/31/2013        12.392538         14.817713         486,483.6324
01/01/2014 to 12/31/2014        14.817713         13.666180         522,066.0942
01/01/2015 to 12/31/2015        13.666180         13.279593         514,176.7364
01/01/2016 to 12/31/2016        13.279593         13.202006         564,747.0585
01/01/2017 to 12/31/2017        13.202006         16.190161         564,298.6923
--------------------------      ---------         ---------         ------------

METLIFE RUSSELL 2000(R) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(R) INDEX
SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009        11.260792         13.846549          34,212.0600
01/01/2010 to 12/31/2010        13.846549         17.252923         243,102.3266
01/01/2011 to 12/31/2011        17.252923         16.252871         259,261.2651
01/01/2012 to 12/31/2012        16.252871         18.553158         338,197.5188
01/01/2013 to 12/31/2013        18.553158         25.231826         440,150.8316
01/01/2014 to 12/31/2014        25.231826         26.018865         465,027.3632
01/01/2015 to 12/31/2015        26.018865         24.456492         472,515.2983
01/01/2016 to 12/31/2016        24.456492         29.119298         453,795.2604
01/01/2017 to 12/31/2017        29.119298         32.772535         407,448.3300
--------------------------      ---------         ---------         ------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        13.627858          8.418195       2,609,181.7693
01/01/2009 to 12/31/2009         8.418195         10.437206       2,716,246.6900
01/01/2010 to 12/31/2010        10.437206         11.765903       2,861,248.6055
01/01/2011 to 12/31/2011        11.765903         11.774760       2,628,206.8847
01/01/2012 to 12/31/2012        11.774760         13.381358       2,554,864.7061
01/01/2013 to 12/31/2013        13.381358         17.352095       2,795,529.9011
01/01/2014 to 12/31/2014        17.352095         19.323172       2,689,614.5664
01/01/2015 to 12/31/2015        19.323172         19.199741       2,296,545.7284
01/01/2016 to 12/31/2016        19.199741         21.056269       2,271,532.9294
01/01/2017 to 12/31/2017        21.056269         25.135440       2,079,610.5803
--------------------------      ---------         ---------       --------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        18.482830         21.574246         790,374.0650
01/01/2014 to 12/31/2014        21.574246         23.486045         627,257.2989
01/01/2015 to 12/31/2015        23.486045         23.040527         615,190.7750
01/01/2016 to 12/31/2016        23.040527         25.883901         667,858.9776
01/01/2017 to 12/31/2017        25.883901         29.968084         585,073.6974
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
MFS(R) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))

04/28/2008 to 12/31/2008         9.998301          6.593315         391,745.7640
01/01/2009 to 12/31/2009         6.593315          8.107374         666,114.0200
01/01/2010 to 12/31/2010         8.107374          8.862691         894,253.0265
01/01/2011 to 12/31/2011         8.862691          8.678933       1,002,375.4842
01/01/2012 to 12/31/2012         8.678933          9.733885         972,873.2179
01/01/2013 to 04/26/2013         9.733885         10.657517               0.0000
--------------------------       --------         ---------       --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        16.222332         20.237582         830,571.2465
01/01/2014 to 12/31/2014        20.237582         19.866436         740,873.6932
01/01/2015 to 12/31/2015        19.866436         19.635207         645,144.0832
01/01/2016 to 12/31/2016        19.635207         22.889438         558,235.9925
01/01/2017 to 12/31/2017        22.889438         26.029150         498,668.9770
--------------------------      ---------         ---------       --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

01/01/2008 to 12/31/2008        15.537278          9.438450       1,228,489.0497
01/01/2009 to 12/31/2009         9.438450         12.709648       1,164,393.3400
01/01/2010 to 12/31/2010        12.709648         15.374937       1,123,733.5131
01/01/2011 to 12/31/2011        15.374937         14.340191       1,050,170.0841
01/01/2012 to 12/31/2012        14.340191         14.864756         959,474.3514
01/01/2013 to 04/26/2013        14.864756         16.109805               0.0000
--------------------------      ---------         ---------       --------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         7.017279          8.851615       2,106,412.4376
01/01/2014 to 12/31/2014         8.851615          9.484697       2,237,647.3131
01/01/2015 to 12/31/2015         9.484697         10.320575       2,643,486.7492
01/01/2016 to 12/31/2016        10.320575         10.317497       1,984,964.6647
01/01/2017 to 12/31/2017        10.317497         13.560244       1,886,290.8709
--------------------------      ---------         ---------       --------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008         6.336505          3.465479       2,631,543.4709
01/01/2009 to 12/31/2009         3.465479          5.424533       2,772,135.2400
01/01/2010 to 12/31/2010         5.424533          6.820134       2,552,559.7040
01/01/2011 to 12/31/2011         6.820134          6.050937       2,249,460.6052
01/01/2012 to 12/31/2012         6.050937          6.679328       1,964,323.9677
01/01/2013 to 04/26/2013         6.679328          6.981386               0.0000
--------------------------      ---------         ---------       --------------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL
NATURAL RESOURCES SUB-ACCOUNT (CLASS B))

05/04/2009 to 12/31/2009        11.618661         14.761175         106,696.3000
01/01/2010 to 12/31/2010        14.761175         18.752786         251,033.7845
01/01/2011 to 12/31/2011        18.752786         15.385924         346,969.4851
01/01/2012 to 12/31/2012        15.385924         15.538597         325,257.4792
01/01/2013 to 12/31/2013        15.538597         16.945060         257,497.4255
01/01/2014 to 12/31/2014        16.945060         13.543729         260,110.2522
01/01/2015 to 12/31/2015        13.543729          8.966866         351,721.1831
01/01/2016 to 12/31/2016         8.966866         12.690791         282,065.9133
01/01/2017 to 12/31/2017        12.690791         12.403550         332,738.3937
--------------------------      ---------         ---------       --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016        29.039240         30.090107         829,244.3201
01/01/2017 to 12/31/2017        30.090107         31.978860         780,707.1685
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.55% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
(FORMERLY MET INVESTORS SERIES TRUST - LORD
 ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008     19.243149         15.421699         2,165,582.5177
01/01/2009 to 12/31/2009     15.421699         20.768373         2,121,348.6000
01/01/2010 to 12/31/2010     20.768373         23.100413         1,884,240.8308
01/01/2011 to 12/31/2011     23.100413         23.760160         1,574,102.8227
01/01/2012 to 12/31/2012     23.760160         26.421594         1,427,049.9618
01/01/2013 to 12/31/2013     26.421594         28.090996         1,269,998.6828
01/01/2014 to 12/31/2014     28.090996         28.994604         1,199,486.4698
01/01/2015 to 12/31/2015     28.994604         27.927877         1,067,658.2369
01/01/2016 to 04/29/2016     27.927877         28.762516                 0.0000
--------------------------   ---------         ---------         --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)

05/02/2016 to 12/31/2016     29.632173         30.731389           184,889.9754
01/01/2017 to 12/31/2017     30.731389         32.676377           155,757.1589
--------------------------   ---------         ---------         --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
(FORMERLY MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))

05/03/2010 to 12/31/2010     23.229967         24.376105           128,300.3990
01/01/2011 to 12/31/2011     24.376105         24.831966           237,227.6191
01/01/2012 to 12/31/2012     24.831966         27.248639           229,211.6431
01/01/2013 to 12/31/2013     27.248639         27.208078           242,988.8406
01/01/2014 to 12/31/2014     27.208078         27.979779           286,243.4087
01/01/2015 to 12/31/2015     27.979779         27.147941           272,707.5681
01/01/2016 to 04/29/2016     27.147941         27.807423                 0.0000
--------------------------   ---------         ---------         --------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008     16.269782         15.933627           616,218.0613
01/01/2009 to 12/31/2009     15.933627         16.328707           718,956.3000
01/01/2010 to 12/31/2010     16.328707         16.960653           776,941.3428
01/01/2011 to 12/31/2011     16.960653         17.579867           796,484.5447
01/01/2012 to 12/31/2012     17.579867         17.835571           784,191.1095
01/01/2013 to 12/31/2013     17.835571         17.402272           539,359.5411
01/01/2014 to 12/31/2014     17.402272         17.571568           521,217.8956
01/01/2015 to 12/31/2015     17.571568         17.354429           461,808.7079
01/01/2016 to 12/31/2016     17.354429         17.262024           448,557.4478
01/01/2017 to 12/31/2017     17.262024         17.282114           416,112.3946

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


DISCONTINUED INVESTMENT PORTFOLIOS


The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing):
Brighthouse Funds Trust II (formerly Metropolitan Series Fund):
Brighthouse/Wellington Core Equity Opportunities Portfolio (formerly Met/Wellington Core Equity Opportunities Portfolio) (Class E) (closed effective May 1, 2016); and Brighthouse Funds Trust II (formerly Metropolitan Series
Fund): Western Asset Management Strategic Bond Opportunities Portfolio (Class
E) (closed effective May 1, 2016).


YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.


Effective as of May 1, 2011, Brighthouse Funds Trust I: Legg Mason Value Equity Portfolio (Class B) merged into Brighthouse Funds Trust I: ClearBridge Aggressive Growth Portfolio (Class B) (formerly Legg Mason ClearBridge Aggressive Growth Portfolio).


Effective as of April 30, 2012, Brighthouse Funds Trust I: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Brighthouse Funds Trust II:
Jennison Growth Portfolio (Class B).


Effective as of April 29, 2013:


o Brighthouse Funds Trust I: American Funds(R) International Portfolio (Class
  C) merged into Brighthouse Funds Trust II: Baillie Gifford International Stock Portfolio (Class B);


o Brighthouse Funds Trust I: Jennison Large Cap Equity Portfolio (formerly Rainier Large Cap Equity Portfolio) (Class B) merged into Brighthouse Funds Trust II: Jennison Growth Portfolio (Class B);


o Brighthouse Funds Trust I: Met/Franklin Mutual Shares Portfolio (Class B) merged into Brighthouse Funds Trust II: MFS(R) Value Portfolio (Class B);


o Brighthouse Funds Trust I: Met/Franklin Templeton Founding Strategy Portfolio (Class B) merged into Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio (Class B);


o Brighthouse Funds Trust I: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Brighthouse Funds Trust II: Neuberger Berman Genesis Portfolio (Class B);


o Brighthouse Funds Trust I: RCM Technology Portfolio (Class B) merged into Brighthouse Funds Trust II: T. Rowe Price Large Cap Growth Portfolio (Class
  B); and


o Brighthouse Funds Trust I: Turner Mid Cap Growth Portfolio (Class B) merged into Brighthouse Funds Trust II: Frontier Mid Cap Growth Portfolio (Class
  B).


Effective as of April 28, 2014:


o Brighthouse Funds Trust I: ClearBridge Aggressive Growth Portfolio II (Class
  B) (formerly Janus Forty Portfolio) merged into Brighthouse Funds Trust I:
  ClearBridge Aggressive Growth Portfolio (Class B);


o Brighthouse Funds Trust I: MetLife Defensive Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio (Class B);


o Brighthouse Funds Trust I: MetLife Moderate Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio (Class B);

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

o Brighthouse Funds Trust I: MetLife Balanced Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 60 Portfolio (Class B); and


o Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 80 Portfolio (Class B).


Effective as of May 1, 2016:


o Brighthouse Funds Trust I: Lord Abbett Bond Debenture Portfolio (Class B) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class B);


o Brighthouse Funds Trust I: Pioneer Fund Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse/

     Wellington Core Equity Opportunities Portfolio (Class B); and


o Brighthouse Funds Trust I: Pioneer Strategic Income Portfolio (Class E) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class E).



Effective as of April 30, 2018:


o Brighthouse Funds Trust I: Allianz Global Investors Dynamic Multi-Asset Plus Portfolio merged into Brighthouse Funds Trust I: JPMorgan Global Active Allocation Portfolio; and


o Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio II (formerly Pyramis(R) Managed Risk Portfolio)

     merged into Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio.

                      This page intentionally left blank.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.




             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 BRIGHTHOUSE FUNDS TRUST I

 AB Global Dynamic Allocation Portfolio       Seeks capital appreciation and current
 (Class B)                                    income.
 American Funds(R) Balanced Allocation        Seeks a balance between a high level of
 Portfolio (Class C)                          current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 American Funds(R) Growth Allocation          Seeks growth of capital.
 Portfolio (Class C)
 American Funds(R) Growth Portfolio           Seeks to achieve growth of capital.
 (Class C)
 American Funds(R) Moderate Allocation        Seeks a high total return in the form of
 Portfolio (Class C)                          income and growth of capital, with a greater
                                              emphasis on income.
 AQR Global Risk Balanced Portfolio           Seeks total return.
 (Class B)
 BlackRock Global Tactical Strategies         Seeks capital appreciation and current
 Portfolio (Class B)                          income.
 BlackRock High Yield Portfolio (Class B)     Seeks to maximize total return, consistent
                                              with income generation and prudent
                                              investment management.
 Brighthouse Asset Allocation 100 Portfolio   Seeks growth of capital.
 (Class B)
 Brighthouse Balanced Plus Portfolio          Seeks a balance between a high level of
 (Class B)                                    current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 Brighthouse Small Cap Value Portfolio        Seeks long-term capital appreciation.
 (Class B)
 Brighthouse/Aberdeen Emerging Markets        Seeks capital appreciation.
 Equity Portfolio (Class B)
 Brighthouse/Eaton Vance Floating Rate        Seeks a high level of current income.
 Portfolio (Class B)
 Brighthouse/Franklin Low Duration Total      Seeks a high level of current income, while
 Return Portfolio (Class B)                   seeking preservation of shareholders' capital.
 Brighthouse/Templeton International Bond     Seeks current income with capital
 Portfolio (Class B)#                         appreciation and growth of income.
 Clarion Global Real Estate Portfolio         Seeks total return through investment in real
 (Class B)                                    estate securities, emphasizing both capital
                                              appreciation and current income.
 ClearBridge Aggressive Growth Portfolio      Seeks capital appreciation.
 (Class B)
 Fidelity Institutional Asset Management(R)   Seeks a high level of current income,
 Government Income Portfolio (Class B)        consistent with preservation of principal.
 (formerly Pyramis(R) Government Income
 Portfolio)
 Harris Oakmark International Portfolio       Seeks long-term capital appreciation.
 (Class B)



             INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- -----------------------------------------
 BRIGHTHOUSE FUNDS TRUST I

 AB Global Dynamic Allocation Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: AllianceBernstein L.P.
 American Funds(R) Balanced Allocation        Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Allocation          Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Portfolio           Brighthouse Investment Advisers, LLC;
 (Class C)                                    Capital Research and Management
                                              CompanySM
 American Funds(R) Moderate Allocation        Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 AQR Global Risk Balanced Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies         Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: BlackRock Financial
                                              Management, Inc.
 BlackRock High Yield Portfolio (Class B)     Brighthouse Investment Advisers, LLC
                                              Subadviser: BlackRock Financial
                                              Management, Inc.
 Brighthouse Asset Allocation 100 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Balanced Plus Portfolio          Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Overlay Portion: Pacific
                                              Investment Management Company LLC
 Brighthouse Small Cap Value Portfolio        Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadvisers: Delaware Investments Fund
                                              Advisers; Wells Capital Management
                                              Incorporated
 Brighthouse/Aberdeen Emerging Markets        Brighthouse Investment Advisers, LLC
 Equity Portfolio (Class B)                   Subadviser: Aberdeen Asset Managers
                                              Limited
 Brighthouse/Eaton Vance Floating Rate        Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Eaton Vance Management
 Brighthouse/Franklin Low Duration Total      Brighthouse Investment Advisers, LLC
 Return Portfolio (Class B)                   Subadviser: Franklin Advisers, Inc.
 Brighthouse/Templeton International Bond     Brighthouse Investment Advisers, LLC
 Portfolio (Class B)#                         Subadviser: Franklin Advisers, Inc.
 Clarion Global Real Estate Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: ClearBridge Investments, LLC
 Fidelity Institutional Asset Management(R)   Brighthouse Investment Advisers, LLC
 Government Income Portfolio (Class B)        Subadviser: FIAM LLC
 (formerly Pyramis(R) Government Income
 Portfolio)
 Harris Oakmark International Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Harris Associates L.P.

             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 Invesco Balanced-Risk Allocation Portfolio   Seeks total return.
 (Class B)
 Invesco Comstock Portfolio (Class B)         Seeks capital growth and income.
 Invesco Small Cap Growth Portfolio           Seeks long-term growth of capital.
 (Class B)
 JPMorgan Core Bond Portfolio (Class B)       Seeks to maximize total return.
 JPMorgan Global Active Allocation            Seeks capital appreciation and current
 Portfolio (Class B)                          income.
 Loomis Sayles Global Markets Portfolio       Seeks high total investment return through a
 (Class B)                                    combination of capital appreciation and
                                              income.
 MetLife Multi-Index Targeted Risk            Seeks a balance between growth of capital
 Portfolio (Class B)                          and current income, with a greater emphasis
                                              on growth of capital.
 MFS(R) Research International Portfolio      Seeks capital appreciation.
 (Class B)
 PanAgora Global Diversified Risk             Seeks total return.
 Portfolio (Class B)
 PIMCO Inflation Protected Bond Portfolio     Seeks maximum real return, consistent with
 (Class B)                                    preservation of capital and prudent
                                              investment management.
 PIMCO Total Return Portfolio (Class B)       Seeks maximum total return, consistent with
                                              the preservation of capital and prudent
                                              investment management.
 Schroders Global Multi-Asset Portfolio       Seeks capital appreciation and current
 (Class B)                                    income.
 SSGA Growth and Income ETF Portfolio         Seeks growth of capital and income.
 (Class B)
 SSGA Growth ETF Portfolio (Class B)          Seeks growth of capital.
 T. Rowe Price Large Cap Value Portfolio      Seeks long-term capital appreciation by
 (Class B)                                    investing in common stocks believed to be
                                              undervalued. Income is a secondary
                                              objective.
 T. Rowe Price Mid Cap Growth Portfolio       Seeks long-term growth of capital.
 (Class B)
 Victory Sycamore Mid Cap Value               Seeks high total return by investing in equity
 Portfolio (Class B) (formerly Invesco Mid    securities of mid-sized companies.
 Cap Value Portfolio)
 Wells Capital Management Mid Cap             Seeks long-term capital appreciation.
 Value Portfolio (Class B) (formerly
 Goldman Sachs Mid Cap Value Portfolio)
 BRIGHTHOUSE FUNDS TRUST II

 Baillie Gifford International Stock          Seeks long-term growth of capital.
 Portfolio (Class B)
 BlackRock Ultra-Short Term Bond              Seeks a high level of current income
 Portfolio (Class B)                          consistent with preservation of capital.
 Brighthouse Asset Allocation 20 Portfolio    Seeks a high level of current income, with
 (Class B)                                    growth of capital as a secondary objective.
 Brighthouse Asset Allocation 40 Portfolio    Seeks high total return in the form of income
 (Class B)                                    and growth of capital, with a greater
                                              emphasis on income.



             INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- ---------------------------------------------
 Invesco Balanced-Risk Allocation Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Invesco Advisers, Inc.
 JPMorgan Core Bond Portfolio (Class B)       Brighthouse Investment Advisers, LLC
                                              Subadviser: J.P. Morgan Investment
                                              Management Inc.
 JPMorgan Global Active Allocation            Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: J.P. Morgan Investment
                                              Management Inc.
 Loomis Sayles Global Markets Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Loomis, Sayles & Company, L.P.
 MetLife Multi-Index Targeted Risk            Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Overlay Portion: MetLife
                                              Investment Advisors, LLC
 MFS(R) Research International Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Massachusetts Financial Services
                                              Company
 PanAgora Global Diversified Risk             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: PanAgora Asset Management,
                                              Inc.
 PIMCO Inflation Protected Bond Portfolio     Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Pacific Investment Management
                                              Company LLC
 PIMCO Total Return Portfolio (Class B)       Brighthouse Investment Advisers, LLC
                                              Subadviser: Pacific Investment Management
                                              Company LLC
 Schroders Global Multi-Asset Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadvisers: Schroder Investment
                                              Management North America Inc.; Schroder
                                              Investment Management North America
                                              Limited
 SSGA Growth and Income ETF Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio (Class B)          Brighthouse Investment Advisers, LLC
                                              Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Mid Cap Growth Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: T. Rowe Price Associates, Inc.
 Victory Sycamore Mid Cap Value               Brighthouse Investment Advisers, LLC
 Portfolio (Class B) (formerly Invesco Mid    Subadviser: Victory Capital Management
 Cap Value Portfolio)                         Inc.
 Wells Capital Management Mid Cap             Brighthouse Investment Advisers, LLC
 Value Portfolio (Class B) (formerly          Subadviser: Wells Capital Management
 Goldman Sachs Mid Cap Value Portfolio)       (formerly Goldman Sachs Asset
                                              Management, L.P.)
 BRIGHTHOUSE FUNDS TRUST II

 Baillie Gifford International Stock          Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Baillie Gifford Overseas Limited
 BlackRock Ultra-Short Term Bond              Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 20 Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Asset Allocation 40 Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)

            INVESTMENT PORTFOLIO                            INVESTMENT OBJECTIVE
-------------------------------------------- -------------------------------------------------
 Brighthouse Asset Allocation 60 Portfolio   Seeks a balance between a high level of
 (Class B)                                   current income and growth of capital, with a
                                             greater emphasis on growth of capital.
 Brighthouse Asset Allocation 80 Portfolio   Seeks growth of capital.
 (Class B)
 Brighthouse/Artisan Mid Cap Value           Seeks long-term capital growth.
 Portfolio (Class B)
 Brighthouse/Dimensional International       Seeks long-term capital appreciation.
 Small Company Portfolio (Class B)
 Brighthouse/Wellington Core Equity          Seeks to provide a growing stream of income
 Opportunities Portfolio (Class B)           over time and, secondarily, long-term capital
                                             appreciation and current income.
 Frontier Mid Cap Growth Portfolio           Seeks maximum capital appreciation.
 (Class B)
 Jennison Growth Portfolio (Class B)         Seeks long-term growth of capital.
 MetLife Aggregate Bond Index Portfolio      Seeks to track the performance of the
 (Class G)                                   Bloomberg Barclays U.S. Aggregate Bond
                                             Index.
 MetLife Mid Cap Stock Index Portfolio       Seeks to track the performance of the
 (Class G)                                   Standard & Poor's MidCap 400(R) Composite
                                             Stock Price Index.
 MetLife MSCI EAFE(R) Index Portfolio        Seeks to track the performance of the MSCI
 (Class G)                                   EAFE(R) Index.
 MetLife Russell 2000(R) Index Portfolio     Seeks to track the performance of the Russell
 (Class G)                                   2000(R) Index.
 MetLife Stock Index Portfolio (Class B)     Seeks to track the performance of the
                                             Standard & Poor's 500(R) Composite Stock
                                             Price Index.
 MFS(R) Value Portfolio (Class B)            Seeks capital appreciation.
 Neuberger Berman Genesis Portfolio          Seeks high total return, consisting principally
 (Class B)                                   of capital appreciation.
 T. Rowe Price Large Cap Growth Portfolio    Seeks long-term growth of capital.
 (Class B)
 VanEck Global Natural Resources             Seeks long-term capital appreciation with
 Portfolio (Class B)#                        income as a secondary consideration.
 Western Asset Management Strategic Bond     Seeks to maximize total return consistent
 Opportunities Portfolio (Class B)           with preservation of capital.
 Western Asset Management                    Seeks to maximize total return consistent
 U.S. Government Portfolio (Class B)         with preservation of capital and maintenance
                                             of liquidity.



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 Brighthouse Asset Allocation 60 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Asset Allocation 80 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse/Artisan Mid Cap Value           Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: Artisan Partners Limited
                                             Partnership
 Brighthouse/Dimensional International       Brighthouse Investment Advisers, LLC
 Small Company Portfolio (Class B)           Subadviser: Dimensional Fund Advisors LP
 Brighthouse/Wellington Core Equity          Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Wellington Management
                                             Company LLP
 Frontier Mid Cap Growth Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Frontier Capital Management
                                             Company, LLC
 Jennison Growth Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                             Subadviser: Jennison Associates LLC
 MetLife Aggregate Bond Index Portfolio      Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Mid Cap Stock Index Portfolio       Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife MSCI EAFE(R) Index Portfolio        Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Russell 2000(R) Index Portfolio     Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Stock Index Portfolio (Class B)     Brighthouse Investment Advisers, LLC
                                             Subadviser: MetLife Investment Advisors,
                                             LLC
 MFS(R) Value Portfolio (Class B)            Brighthouse Investment Advisers, LLC
                                             Subadviser: Massachusetts Financial Services
                                             Company
 Neuberger Berman Genesis Portfolio          Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Neuberger Berman Investment
                                             Advisers LLC
 T. Rowe Price Large Cap Growth Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: T. Rowe Price Associates, Inc.
 VanEck Global Natural Resources             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)#                        Subadviser: Van Eck Associates Corporation
 Western Asset Management Strategic Bond     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Western Asset Management
                                             Company
 Western Asset Management                    Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio (Class B)         Subadviser: Western Asset Management
                                             Company


# This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.


6-MONTH EDCA

The following example demonstrates how the 6-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple Purchase Payments are allocated to the program. The example assumes that you are eligible to receive a Purchase Payment Credit of 4% and that a $12,000 Purchase Payment plus the 4% Purchase Payment Credit of $480 is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,480 remaining after the EDCA transfer is allocated to the 1st Payment Bucket, where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 Purchase Payment amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, assume that you are eligible to receive a Purchase Payment Credit of 4% and a second Purchase Payment of $6,000 plus the 4% Purchase Payment Credit of $240 is allocated to the 2nd Payment Bucket, where it is credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 Purchase Payment amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------

    1            $12,480             $2,000           $10,480          $10,480
    2                                $2,000           $ 8,506          $ 8,506
    3                                $2,000           $ 6,527          $ 6,527
    4*           $ 6,240             $3,000           $ 9,783          $ 3,543         $6,240
    5                                $3,000           $ 6,807          $   552         $6,255
    6                                $3,000           $ 3,824                0         $3,824
    7                                $3,000           $   833                0         $  833
    8                                $  835                 0                0              0

* At the beginning of the 4th month, a $6,000 Purchase Payment and a Purchase Payment Credit of $240 is added to the EDCA Account. This amount ($6,240) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,543 in the 1st Payment Bucket ($6,527 (1st Payment Bucket account value from the 3rd month) + $16 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,543). The total EDCA Account Value at the beginning of the 4th month is $9,783 ($3,543 in the 1st Payment Bucket + $6,240 in the 2nd Payment Bucket = $9,783).

12-MONTH EDCA

The following example demonstrates how the 12-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple Purchase Payments are allocated to the program. The example assumes that you are eligible to receive a Purchase Payment Credit of 4% and that a $24,000 Purchase Payment plus the 4% Purchase Payment Credit of $960 is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,960 remaining after the EDCA transfer is allocated to the 1st Payment Bucket, where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 Purchase Payment amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, assume you are eligible to receive a Purchase Payment Credit of 4% and a second Purchase Payment of $12,000 plus the 4% Purchase Payment Credit of $480 is allocated to the 2nd Payment Bucket, where it is credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 Purchase Payment amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------

    1      $24,960                   $2,000           $22,960          $22,960
    2                                $2,000           $21,017          $21,017
    3                                $2,000           $19,068          $19,068
    4                                $2,000           $17,115          $17,115
    5                                $2,000           $15,158          $15,158
    6*     $12,480                   $3,000           $24,675          $12,195         $12,480
    7                                $3,000           $21,736          $ 9,225         $12,511
    8                                $3,000           $18,790          $ 6,248         $12,542
    9                                $3,000           $15,836          $ 3,263         $12,573
   10                                $3,000           $12,875          $   271         $12,604
   11                                $3,000           $ 9,907                0         $ 9,907
   12                                $3,000           $ 6,931                0         $ 6,931
   13                                $3,000           $ 3,948                0         $ 3,948
   14                                $3,000           $   958                0         $   958
   15                                $  960                 0                0               0

* At the beginning of the 6th month, a $12,000 Purchase Payment and a Purchase Payment Credit of $480 is added to the EDCA Account. This amount ($12,480) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $12,195 in the 1st Payment Bucket ($15,158 (1st Payment Bucket Account Value from the 5th month) + $37 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $12,195). The total EDCA Account Value at the beginning of the 6th month is $24,675 ($12,195 in the 1st Payment Bucket + $12,480 in the 2nd Payment Bucket = $24,675).

APPENDIX D

GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. (These examples are for the GMIB Plus II rider and use an annual increase rate of 5%. Depending on the date a contract was issued with the GMIB Plus II rider or the GMIB Plus I rider, the annual increase rate may be higher than 5%. See "Living Benefits -- Guaranteed Income Benefits.") The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.


(1) Withdrawal Adjustments to Annual Increase Amount


  Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
  ---------------------------------------------------------------------------
        the Annual Increase Amount from the prior contract anniversary
        --------------------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


  Proportionate adjustment when withdrawal is greater than 5% of the Annual
  -------------------------------------------------------------------------
        Increase Amount from the prior contract anniversary
        ---------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500;
        $105,000 - $10,500 = $94,500). (If multiple withdrawals are made during a Contract Year -- for example, two $5,000 withdrawals instead of one $10,000 withdrawal -- and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2) The Annual Increase Amount


  Example
  -------


  Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner's 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


  Graphic Example: Determining a value upon which future income payments can be
  -----------------------------------------------------------------------------
        based
        -----


  Assume that you make an initial Purchase Payment of $100,000.Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase

      Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges "the Annual Increase Amount") is the value upon which future income payments can be based.




[GRAPHIC APPEARS HERE]







  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


  Assume that you decide to annuitize your contract and begin taking Annuity
        Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.




[GRAPHIC APPEARS HERE]







     (In contrast to the GMIB Plus II rider, for the GMIB II rider, Purchase
      Payments accumulate at the annual increase rate of 5% until the contract anniversary on or immediately after the contract Owner's 85th birthday.)


(3) The Highest Anniversary Value (HAV)


  Example
  -------


  Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


  Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus II rider.


  Graphic Example: Determining a value upon which future income payments can be
  -----------------------------------------------------------------------------
        based
        -----


  Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.




[GRAPHIC APPEARS HERE]







     Graphic Example: Determining your guaranteed lifetime income stream
     -------------------------------------------------------------------


  Assume that you decide to annuitize your contract and begin taking Annuity
        Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.




[GRAPHIC APPEARS HERE]







(4) Putting It All Together


  Example
  -------


  Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus II rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table. This yields Annuity Payments of $591 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $673; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $785.)


  The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.


Graphic Example
---------------


  Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB Plus II may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (The GMIB II may only be exercised no later than the contract anniversary on or following the contract Owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)



[GRAPHIC APPEARS HERE]






  With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.




[GRAPHIC APPEARS HERE]







(5)   The Guaranteed Principal Option -- GMIB Plus II


  Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


  The effects of exercising the Guaranteed Principal Option are:


      1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


      2) The GMIB Plus II rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.


      3) The GMIB Plus II allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.




[GRAPHIC APPEARS HERE]







  *Withdrawals reduce the original Purchase Payment (i.e. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) The Optional Step-Up: Automatic Annual Step-Up -- GMIB Plus II


Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $105,000 to
         $110,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the first contract anniversary;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the

Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $115,500 to
         $120,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the second contract anniversary;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the date of the Optional Step-Up;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals)through the contract anniversary prior to your 91st birthday. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB Plus II remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);


   (2) The GMIB Plus II rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.




[GRAPHIC APPEARS HERE]

                      This page intentionally left blank.

APPENDIX E

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A and B are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples C and D are for a previous version of the Lifetime Withdrawal Guarantee II rider. Examples E through L are for Enhanced GWB and GWB I.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB and GWB I) cannot be taken as a lump sum.


A. Lifetime Withdrawal Guarantee


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)



[GRAPHIC APPEARS HERE]






                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
$5,000    $5,000        $100,000     $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000





     2. When Withdrawals Do Exceed the Annual Benefit Payment


     a. Lifetime Withdrawal Guarantee II -- Proportionate Reduction


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial

Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.


(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $5,000 on different days. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal of $5,000, however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before that withdrawal.)


     b. Lifetime Withdrawal Guarantee I -- Reduction to Account Value


Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B. Lifetime Withdrawal Guarantee II -- Automatic Annual Step-Ups (No
Withdrawals)


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000 and the contract Owner was age 67 at the time the contract was issued. Assume that no withdrawals are taken.


At the first contract anniversary, assume the Account Value has increased to $110,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $100,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assume the Account Value has increased to $120,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $110,000 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).

Assume that on the third through the eighth contract anniversaries the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. No Automatic Annual Step-Up will take place on the third through the eighth contract anniversaries and the Annual Benefit Payment will remain $6,000 ($120,000 x 5%). Assume the Account Value at the ninth contract anniversary has increased to $150,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $120,000 to $150,000. Because the contract Owner is now age 76 and did not take any withdrawals before the Contract Year in which he or she attained age 76, the Withdrawal Rate will also reset from 5% to 6%. The Annual Benefit Payment will be reset to $9,000 ($150,000 x 6%).


C. For Contracts Issued Before July 13, 2009 -- Lifetime Withdrawal Guarantee II -- Compounding Income Amount


Assume that a contract issued before July 13, 2009 with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.


If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).

If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).


(The Lifetime Withdrawal Guarantee I rider has a 5% Compounding Income Amount
                                                 --
and the Total Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth
                                                 -----
contract anniversary.)



[GRAPHIC APPEARS HERE]






Year         Annual
of Second    Benefit
Withdrawal   Payment
         1   $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068





D. For Contracts Issued Before July 13, 2009 -- Lifetime Withdrawal Guarantee II -- Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)


Assume that a contract issued before July 13, 2009 with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).



[GRAPHIC APPEARS HERE]





E. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals Affect the Benefit Base


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.


F. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second Purchase Payment) and b) $5,635 (7% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $7,350.

G. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals Affect the Annual Benefit Payment


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.


H. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $80,500 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.


I. Enhanced Guaranteed Withdrawal Benefit and GWB I -- Putting It All Together


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Account Value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.



[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative   Account     Benefit
     Payment   Withdrawal   Value       Base
 0   $0        $0           $100,000    $105,000
 1     7,350        7,350     85,000      97,650
 2     7,350        7,350     68,000      90,300
 3     7,350        7,350     50,000      82,950
 4     7,350        7,350     42,650      75,600
 5     7,350        7,350     35,300      68,250
 6     7,350        7,350     27,950      60,900
 7     7,350        7,350     20,600      53,550
 8     7,350        7,350     13,250      46,200
 9     7,350        7,350      5,900      38,850
10     7,350        7,350          0      31,500
11     7,350        7,350          0      24,150
12     7,350        7,350          0      16,800
13     7,350        7,350          0       9,450
14     7,350        7,350          0       2,100
15     2,100        2,100          0           0
16
17
18

     2. When Withdrawals Do Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.



[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative    Account     Benefit
     Payment   Withdrawals   Value       Base
 0   $0        $0            $100,000    $105,000
 1     7,350         7,350     85,000      97,650
 2     7,350         7,350     68,000      90,300
 3     7,350         7,350     50,000      82,950
 4     7,350        10,000     40,000      40,000
 5     2,800         2,800     37,200      37,200
 6     2,800         2,800     34,400      34,400
 7     2,800         2,800     31,600      31,600
 8     2,800         2,800     28,800      28,800
 9     2,800         2,800     26,000      26,000
10     2,800         2,800     23,200      23,200
11     2,800         2,800     20,400      20,400
12     2,800         2,800     17,600      17,600
13     2,800         2,800     14,800      14,800
14     2,800         2,800     12,000      12,000
15     2,800         2,800      9,200       9,200
16     2,800         2,800      6,400       6,400
17     2,800         2,800      3,600       3,600
18     2,800         2,800        800         800



J. Enhanced GWB -- How the Optional Reset Works (may be elected prior to age
81)


Assume that a contract had an initial Purchase Payment of $100,000 and the fee is 0.55%. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).


The Account Value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.


The Account Value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The Account Value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.


The period of time over which the Annual Benefit Payment may be taken would be lengthened.



[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative   Account
     Payment   Withdrawal   Value
 1      7350         7350    105000
 2      7350        14700    125000
 3      7350        22050    130000
 4     10385        32435    148350
 5     10385        42819    185000
 6     10385        53204    195000
 7     12590        65794    179859
 8     12590        78384    210000
 9     12590        90974    223000
10     19781       110755    282582
11     19781       130535    270000
12     19781       150316    278000
13         0            0    315000



K. Enhanced GWB -- How a One-Time Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.


Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the Account Value is lower than the Guaranteed Withdrawal Amount.)


Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

L. Enhanced GWB and GWB I -- Annual Benefit Payment Continuing When Account Value Reaches Zero


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).


Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.


In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.



[GRAPHIC APPEARS HERE]






Annual
Benefit   Cumulative    Account      Benefit
Payment   Withdrawals   Value        Base
$7350     $7,350        $100,000     $105,000
   7350        14,700      73,000      97,650
   7350        22,050      52,750      90,300
   7350        29,400    37,562.5      82,950
   7350        36,750   26,171.88      75,600
   7350        44,100   17,628.91      68,250
   7350        51,450   11,221.68      60,900
   7350        58,800    6,416.26      53,550
   7350        66,150   2,812.195      46,200
   7350        73,500    109.1461      38,850
   7350        80,850           0      31,500
   7350        88,200           0      24,150
   7350        95,550           0      16,800
   7350       102,900           0       9,450
  2,100       105,000           0       2,100
      0                                     0

APPENDIX F

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit, and the Enhanced Death Benefit I. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                       9/1/2018              $100,000
   B    Account Value                                  9/1/2019              $104,000
                                             (First Contract Anniversary)
   C    Death Benefit                               As of 9/1/2019           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                  9/1/2020              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                  9/1/2020              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                     9/2/2020              $  9,000
   G    Percentage Reduction in Account                9/2/2020                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                 9/2/2020              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for               As of 9/2/2020           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                  9/2/2020              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2020 and 9/2/2020 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                            9/1/2018              $100,000
   B    Account Value                                       9/1/2019              $104,000
                                                  (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary               As of 9/1/2019           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                       9/1/2020              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year                9/1/2020              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                          9/2/2020              $  9,000
   G    Percentage Reduction in Account                     9/2/2020                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                      9/2/2020              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced                As of 9/2/2020           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                       9/2/2020              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2020 and 9/2/2020 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                            DATE                          AMOUNT
                                                ---------------------------   ------------------------------
    A    Initial Purchase Payment                        9/1/2018             $100,000
    B    Account Value                           9/1/2019 (First Contract     $104,000
                                                       Anniversary)
   C1    Account Value (Highest Anniversary              9/1/2019             $104,000
         Value)                                                               (= greater of A and B)
   C2    5% Annual Increase Amount                       9/1/2019             $105,000
                                                                              (= A x 1.05)
   C3    Death Benefit                                As of 9/1/2019          $105,000
                                                                              (= greater of C1 and C2)
    D    Account Value                          9/1/2020 (Second Contract     $ 90,000
                                                       Anniversary)
   E1    Highest Anniversary Value                       9/1/2020             $104,000
                                                                              (= greater of C1 and D)
   E2    5% Annual Increase Amount                    As of 9/1/2020          $110,250
                                                                              (= A x 1.05 x 1.05)
   E3    Death Benefit                                   9/1/2020             $110,250
                                                                              (= greater of E1 and E2)
    F    Withdrawal                                      9/2/2020             $  9,000
    G    Percentage Reduction in Account                 9/2/2020                          10%
         Value                                                                (= F/D)
    H    Account Value after Withdrawal                  9/2/2020             $ 81,000
                                                                              (= D-F)
   I1    Highest Anniversary Value Reduced            As of 9/2/2020          $ 93,600
         for Withdrawal                                                       (= E1-(E1 x G))
   I2    5% Annual Increase Amount Reduced            As of 9/2/2020          $ 99,238
         for Withdrawal                                                         (= E2-(E2 x G). Note: E2
                                                                                   includes additional
                                                                                 day of interest at 5%)
   I3    Death Benefit                                   9/2/2020             $ 99,238
                                                                              (= greatest of H, I1 and I2)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2020 and 9/2/2020 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT I

The purpose of these examples is to illustrate the operation of the Death Benefit Base under the Enhanced Death Benefit I rider.


(1) Withdrawal Adjustments to Annual Increase Amount


  Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
  ---------------------------------------------------------------------------
    the Annual Increase Amount from the prior contract anniversary
    --------------------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the Enhanced Death
    Benefit I is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual
  Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


  Proportionate adjustment when withdrawal is greater than 5% of the Annual
  -------------------------------------------------------------------------
    Increase Amount from the prior contract anniversary
    ---------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the Enhanced Death
    Benefit I is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 =
    $94,500). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


  (For contracts issued with the Enhanced Death Benefit I rider based on applications and necessary information received in good order at our Annuity Service Center on or before May 1, 2009, the annual increase rate is 6% per year.)


(2) The Annual Increase Amount


  Example
  -------


  Assume the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract Owner's 90th birthday). At the tenth contract anniversary, when the contract Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


  Determining a death benefit based on the Annual Increase Amount
  ---------------------------------------------------------------


  Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts you selected. The Annual Increase Amount, however, accumulates an amount equal to your Purchase Payments at the Annual Increase Rate of 5% per year, until the contract anniversary on or following the contract Owner's 90th birthday. The Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).

(3) The Highest Anniversary Value (HAV)


  Example
  -------


   Assume, as in the example in section (2) above, the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


  Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).


  Determining a death benefit based on the Highest Anniversary Value
  ------------------------------------------------------------------


  Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).


(4) Putting It All Together


  Example
  -------


  Continuing the examples in sections (2) and (3) above, assume the contract
    Owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Death Benefit Base. Because the Death Benefit Base ($162,889) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.


  The above example does not take into account the impact of premium and other taxes. The Death Benefit Base is not available for cash withdrawals and is only used for purposes of calculating the death benefit amount and the charge for the benefit.


(5) The Optional Step-Up


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.


The effect of the Optional Step-Up election is:


     (1) The Annual Increase Amount resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the Annual Increase Amount

(6) The Optional Step-Up: Automatic Annual Step-Up


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets from $115,500 to $120,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets to the higher Account Value; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, note the Enhanced Death Benefit I rider charge remains at its current level.

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY

                         BRIGHTHOUSE SEPARATE ACCOUNT A


                                      AND


                       BRIGHTHOUSE LIFE INSURANCE COMPANY


                                   SERIES XC


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED APRIL 30, 2018, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 30, 2018.


SAI-0517USAXC
                                       1

TABLE OF CONTENTS                                  PAGE
  COMPANY.........................................    3
  INDEPENDENT REGISTERED PUBLIC ACCOUNTING
  FIRM............................................    3
  CUSTODIAN.......................................    4
  DISTRIBUTION....................................    4
  CALCULATION OF PERFORMANCE INFORMATION..........    5
  Total Return....................................    5
  Historical Unit Values..........................    6
  Reporting Agencies..............................    6
  ANNUITY PROVISIONS..............................    7
  Variable Annuity................................    7
  Fixed Annuity...................................    8
  Mortality and Expense Guarantee.................    8
  LEGAL OR REGULATORY RESTRICTIONS ON
  TRANSACTIONS....................................    8
  ADDITIONAL FEDERAL TAX CONSIDERATIONS...........    8
  CONDENSED FINANCIAL INFORMATION.................   12
  FINANCIAL STATEMENTS............................   97

COMPANY


Brighthouse Life Insurance Company (BLIC or the Company), prior to March 6, 2017 known as MetLife Insurance Company USA, is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is a direct, wholly-owned subsidiary of Brighthouse Holdings, LLC, an intermediate holding company which is a direct, wholly-owned subsidiary of Brighthouse Financial, Inc., (BHF) a publicly traded company. BHF, through its subsidiaries, is a major provider of life insurance and annuity products. BHF became an independent publicly traded company after the close of business on August 4, 2017; prior to being an independent publicly traded company, BHF, Brighthouse Holdings, LLC, BLIC, and their affiliates were under the ultimate control of MetLife, Inc. BLIC's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


BRIGHTHOUSE LIFE INSURANCE COMPANY HISTORY

MetLife Insurance Company USA: From the close of business on November 14, 2014
-----------------------------
to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:

o  MetLife Insurance Company of Connecticut: MetLife Insurance Company of
   ----------------------------------------
     Connecticut (MICC), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under "MetLife Insurance Company USA" above.


     o  MetLife Life and Annuity Company of Connecticut: MetLife Life and
        -----------------------------------------------
          Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.

o  MetLife Investors USA Insurance Company: MetLife Investors USA Insurance
   ---------------------------------------
     Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.

o  MetLife Investors Insurance Company: MetLife Investors Insurance Company
   -----------------------------------
     (MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.



     o  MetLife Investors Insurance Company of California: MetLife Investors
        -------------------------------------------------
          Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Sub-Accounts of Brighthouse Separate Account A (formerly MetLife Investors USA Separate Account A) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements and related financial statement schedules of Brighthouse Life Insurance Company and subsidiaries included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such consolidated financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 550 South Tryon Street, Suite 2500, Charlotte, North Carolina 28202-4200.



CUSTODIAN

Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.


DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.

Currently the contract is not available for new sales.


Brighthouse Securities, LLC (Distributor) serves as principal underwriter for the contracts. Distributor and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc. Distributor's home office is located at 11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.
The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter. MetLife Investors Distribution Company was the recipient of these commissions prior to March 6, 2017. Brighthouse Securities was the recipient of these commissions thereafter.





                                     Aggregate Amount of
                                     Commissions Retained
               Aggregate Amount of   by Distributor After
               Commissions Paid to   Payments to Selling
 Fiscal year       Distributor              Firms
------------- --------------------- ---------------------
  2017        $599,512,866          $0
  2016        $568,161,672          $0
  2015        $568,720,128          $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.


As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2017 ranged from $0 to $13,545,227.* The amount of commissions paid to selected selling firms during 2017 ranged from $0 to $59,616,093. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2017 ranged from $6,041 to $67,159,258.*

* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliate Brighthouse Life Insurance Company of NY (formerly, First MetLife Investors Insurance Company).

The following list sets forth the names of selling firms that received additional compensation in 2017 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.


Advisor Group
American Portfolios Financial Services, Inc

Ameriprise Financial Services, Inc.

AXA Network LLC
Cadaret Grant & Co., Inc

Cambridge Investment Research
Capital Investments Group, Inc.
Centaurus Financial, Inc.
Cetera Advisor Networks LLC

Cetera Advisors LLC
Cetera Financial Specialists LLC
Cetera Investment Services LLC

CFD Investment, Inc.

Citigroup Global Markets, Inc.

Commonwealth Financial Network
Community America Financial Solutions, LLC
CUNA Brokerage Services
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.

Equity Services, Inc.
First Allied Securities Inc.

Founders Financial Securities, LLC
FSC Securities Corporation

FTB Advisors
Girard Securities, Inc.

H. D. Vest Investment Services, Inc.

Independent Financial Group

Infinex Investments, Inc.
Invest Financial Corp.
Investacorp, Inc.

Investment Centers of America, Inc.
Investment Professionals, Inc.

Janney Montgomery Scott, LLC
Kestra Investment Services, LLC
Key Investment Services LLC

KMS Financial Services

Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation

Lincoln Investment Planning Inc.
Merrill Lynch, Inc.

MML Investors Services, LLC
Morgan Stanley Smith Barney, LLC
National Planning Holdings
NEXT Financial Group

Parkland Securities, LLC
PFS Investments Inc.

Pioneer Investments

ProEquities, Inc.

Questar Capital Corporation

Raymond James & Associates, Inc.
RBC Wealth Management

Scuddder Investments
Securities American, Inc.
Securities Service Network

Sigma Financial Corporation

Signator Investors, Inc.
SII Investments, Inc.
Stifel, Nicolaus & Company, Incorporated
Summit Brokerage Services, Inc.
TFS Securities, Inc.
The Investment Center

U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
ValMark Securities, Inc.
Voya Financial Advisors, Inc.
Wells Fargo Advisors, LLC

There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.


CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised, and any applicable account fee, withdrawal charges, Enhanced Death Benefit rider charge, and/or GMIB, GWB or GMAB rider charge. For purposes of calculating performance information, the Enhanced Death Benefit rider charge and the GWB rider charge may be reflected as a percentage of Account Value or other theoretical benefit base. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

  P (1 + T)n = ERV

Where:

  P = a hypothetical initial payment of $1,000

  T = average annual total return

  n = number of years

  ERV =           ending redeemable value at the end of the time periods used
                      (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge, or applicable Enhanced Death Benefit, GMIB, GWB, or GMAB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.

HISTORICAL UNIT VALUES

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.


REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition,

VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.


ANNUITY PROVISIONS


VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows:
The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.

The dollar amount of variable Annuity Payments after the first payment is determined as follows:

1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.

ANNUITY UNIT -- The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.

The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.

(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR -- The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

     (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

     (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.


FIXED ANNUITY

A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.


LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.


ADDITIONAL FEDERAL TAX CONSIDERATIONS


NON-QUALIFIED CONTRACTS

DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.

We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.

3.8% MEDICARE TAX


The 3.8% so-called Medicare tax described in the Prospectus will result in the following top tax rates on investment income:




 Capital Gains       Ordinary Dividends       Other
---------------     --------------------     ------
     23.8%                 40.8%             40.8%


QUALIFIED CONTRACTS

Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.

TYPES OF QUALIFIED PLANS

The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.

IRA

Established by an individual under Section 408(a) or 408(b) of the Code.

SIMPLE IRA
Established by a for-profit employer with 100 or fewer employees that does not maintain another retirement plan. A SIMPLE IRA, established under section 408(p) of the Code, is based on IRA accounts for each participant.


SEP

Established by a for-profit employer under Section 408(k) of the Code, based on IRA accounts for each participant. Generally, employer only contributions. If the SEP IRA permits non-SEP contributions, an employee can make regular IRA contributions (including IRA catch up contributions) to the SEP IRA, up to the maximum annual limit.


401(K), 401(A)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

403(B) TAX SHELTERED ANNUITY ("TSA")
Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

457(B) GOVERNMENTAL SPONSOR
Established by state and local governments, public schools (K-12), public colleges and universities.

457(B) NON-GOVERNMENTAL SPONSOR
Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.


ADDITIONAL INFORMATION REGARDING 457(B) PLANS

A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may make two types of catch up contributions, the age 50 or older catch-up and the special one-time catch-up contribution. However, both catch up contribution types cannot be made in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.


403(A) ANNUITY PLANS
Similar in structure to 401(a) plans except that, instead of trusts, annuity contracts are the funding vehicle.

ROTH ACCOUNTS
Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA under Section 408A, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

COMPARISON OF PLAN LIMITS FOR INDIVIDUAL CONTRIBUTIONS:

(1)   IRA: elective contribution: $5,500; catch-up contribution: $1,000

(2)   SIMPLE: elective contribution: $12,500; catch-up contribution: $3,000

(3)   401(K): elective contribution: $18,500; catch-up contribution: $6,000

(4)   SEP/401(A): (employer contributions only)

(5)   403(B) (TSA): elective contribution: $18,500; catch-up contribution:
      $6,000

(6)   457(B): elective contribution: $18,500; catch-up contribution: $6,000

Dollar limits are for 2018 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the greater of $55,000 or 25% of an employee's compensation for 2018.


ERISA

If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse's rights as described below.

Generally, the spouse must give qualified consent whenever you elect to:

(a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) make certain withdrawals under plans for which a qualified consent is required;

(c)        name someone other than the spouse as your Beneficiary; or

(d)        use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated Beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.


The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of, and the qualified consent for, the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.


FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN ENTITIES


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

CONDENSED FINANCIAL INFORMATION



The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2017. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.




                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.193556          10.523925         36,480.5695
01/01/2013 to 12/31/2013         10.523925          11.505530         59,611.7985
01/01/2014 to 12/31/2014         11.505530          12.148862         67,488.9458
01/01/2015 to 12/31/2015         12.148862          12.019266         63,757.2706
01/01/2016 to 12/31/2016         12.019266          12.247718         88,773.1463
01/01/2017 to 12/31/2017         12.247718          13.688555         67,003.0614
--------------------------       ---------          ---------         -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996816           1.038614              0.0000
01/01/2015 to 12/31/2015          1.038614           1.011568         37,471.8157
01/01/2016 to 12/31/2016          1.011568           1.014864              0.0000
01/01/2017 to 12/31/2017          1.014864           1.152921              0.0000
--------------------------       ---------          ---------         -----------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.008191           6.999592        431,506.2211
01/01/2009 to 12/31/2009          6.999592           8.904173        714,236.2700
01/01/2010 to 12/31/2010          8.904173           9.823637        693,666.5279
01/01/2011 to 12/31/2011          9.823637           9.457635        744,192.1050
01/01/2012 to 12/31/2012          9.457635          10.560561        645,345.0080
01/01/2013 to 12/31/2013         10.560561          12.312852        704,175.8959
01/01/2014 to 12/31/2014         12.312852          12.843992        722,248.6489
01/01/2015 to 12/31/2015         12.843992          12.544662        730,843.9242
01/01/2016 to 12/31/2016         12.544662          13.303065        763,177.2848
01/01/2017 to 12/31/2017         13.303065          15.291847        772,140.4711
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.998192           6.348852        404,568.4165
01/01/2009 to 12/31/2009          6.348852           8.370726        644,719.1700
01/01/2010 to 12/31/2010          8.370726           9.343994        806,329.5784
01/01/2011 to 12/31/2011          9.343994           8.756372        741,697.2337
01/01/2012 to 12/31/2012          8.756372          10.003997        666,739.0191
01/01/2013 to 12/31/2013         10.003997          12.311051        718,445.5364
01/01/2014 to 12/31/2014         12.311051          12.883114        660,362.0115
01/01/2015 to 12/31/2015         12.883114          12.576505        625,169.2624
01/01/2016 to 12/31/2016         12.576505          13.478957        606,913.1656
01/01/2017 to 12/31/2017         13.478957          16.089308        616,914.5532
--------------------------       ---------          ---------        ------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.988192           5.749746        131,487.1394
01/01/2009 to 12/31/2009          5.749746           7.855089        213,233.2800
01/01/2010 to 12/31/2010          7.855089           9.142614        337,420.8089
01/01/2011 to 12/31/2011          9.142614           8.579473        331,197.0925
01/01/2012 to 12/31/2012          8.579473           9.907680        285,607.4500
01/01/2013 to 12/31/2013          9.907680          12.648353        351,593.2617
01/01/2014 to 12/31/2014         12.648353          13.459522        304,377.4738
01/01/2015 to 12/31/2015         13.459522          14.098675        277,884.7169
01/01/2016 to 12/31/2016         14.098675          15.129855        251,371.4870
01/01/2017 to 12/31/2017         15.129855          19.035566        278,255.6897
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.018191           7.672156        134,313.3327
01/01/2009 to 12/31/2009          7.672156           9.312251        216,427.8200
01/01/2010 to 12/31/2010          9.312251          10.067374        328,688.8128
01/01/2011 to 12/31/2011         10.067374           9.921913        347,660.6985
01/01/2012 to 12/31/2012          9.921913          10.816479        276,832.6916
01/01/2013 to 12/31/2013         10.816479          12.078006        237,897.0719
01/01/2014 to 12/31/2014         12.078006          12.604410        229,080.5458
01/01/2015 to 12/31/2015         12.604410          12.308127        212,764.8693
01/01/2016 to 12/31/2016         12.308127          12.955773        202,900.0168
01/01/2017 to 12/31/2017         12.955773          14.396619        189,922.1990
--------------------------       ---------          ---------        ------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.124600          11.511758        148,044.3975
01/01/2013 to 12/31/2013         11.511758          10.939356        172,057.5188
01/01/2014 to 12/31/2014         10.939356          11.190495        224,140.5500
01/01/2015 to 12/31/2015         11.190495           9.953575        231,134.1660
01/01/2016 to 12/31/2016          9.953575          10.668050        155,360.3792
01/01/2017 to 12/31/2017         10.668050          11.522604        155,171.1074
--------------------------       ---------          ---------        ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.949122          10.254082         86,132.7598
01/01/2013 to 12/31/2013         10.254082          11.126036        156,845.4123
01/01/2014 to 12/31/2014         11.126036          11.591394        168,908.1430
01/01/2015 to 12/31/2015         11.591394          11.389303        183,257.9426
01/01/2016 to 12/31/2016         11.389303          11.699377        185,750.0831
01/01/2017 to 12/31/2017         11.699377          13.040034        158,999.8320
--------------------------       ---------          ---------        ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         16.329982          12.195423         26,485.3422
01/01/2009 to 12/31/2009         12.195423          17.591890        357,946.8600
01/01/2010 to 12/31/2010         17.591890          20.033380        412,239.4717
01/01/2011 to 12/31/2011         20.033380          20.168240        415,202.8397
01/01/2012 to 12/31/2012         20.168240          23.118155        456,815.8134
01/01/2013 to 12/31/2013         23.118155          24.862243        207,043.2670
01/01/2014 to 12/31/2014         24.862243          25.261255         74,775.3415
01/01/2015 to 12/31/2015         25.261255          23.842215         71,644.9258
01/01/2016 to 12/31/2016         23.842215          26.730246        225,071.4487
01/01/2017 to 12/31/2017         26.730246          28.334305        225,880.6290
--------------------------       ---------          ---------        ------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
100 SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.127531           7.642126        2,736,238.2928
01/01/2009 to 12/31/2009          7.642126           9.971104        2,564,806.6900
01/01/2010 to 12/31/2010          9.971104          11.426466        2,376,350.7534
01/01/2011 to 12/31/2011         11.426466          10.590647        2,204,248.7187
01/01/2012 to 12/31/2012         10.590647          12.160401        1,852,048.7886
01/01/2013 to 12/31/2013         12.160401          15.490933        1,645,494.8528
01/01/2014 to 12/31/2014         15.490933          16.012798        1,519,288.1719
01/01/2015 to 12/31/2015         16.012798          15.434431        1,352,580.9116
01/01/2016 to 12/31/2016         15.434431          16.544930        1,261,551.7103
01/01/2017 to 12/31/2017         16.544930          20.007527        1,191,060.1393
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          9.976006          10.421339           48,271.6300
01/01/2013 to 12/31/2013         10.421339          11.723002          514,490.4357
01/01/2014 to 12/31/2014         11.723002          12.643725          560,553.8038
01/01/2015 to 12/31/2015         12.643725          11.928444          570,488.0420
01/01/2016 to 12/31/2016         11.928444          12.714734          539,969.8142
01/01/2017 to 12/31/2017         12.714734          14.800162          575,517.0199
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE SMALL CAP VALUE
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         17.153385          11.840161        1,726,943.0758
01/01/2009 to 12/31/2009         11.840161          14.726955        1,608,791.1500
01/01/2010 to 12/31/2010         14.726955          17.368472        1,448,907.2423
01/01/2011 to 12/31/2011         17.368472          15.549747        1,244,250.2621
01/01/2012 to 12/31/2012         15.549747          18.044960        1,010,699.8369
01/01/2013 to 12/31/2013         18.044960          23.509085          883,845.7660
01/01/2014 to 12/31/2014         23.509085          23.521029          748,578.2897
01/01/2015 to 12/31/2015         23.521029          21.884772          644,222.9974
01/01/2016 to 12/31/2016         21.884772          28.254984          548,346.6632
01/01/2017 to 12/31/2017         28.254984          31.045569          471,525.3713
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/ABERDEEN
EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))
01/01/2008 to 12/31/2008         14.056678           6.148147          296,453.3889
01/01/2009 to 12/31/2009          6.148147          10.217171          417,531.6500
01/01/2010 to 12/31/2010         10.217171          12.427597          420,296.2636
01/01/2011 to 12/31/2011         12.427597           9.938069          345,541.3417
01/01/2012 to 12/31/2012          9.938069          11.621652          329,593.0562
01/01/2013 to 12/31/2013         11.621652          10.862041          293,483.9503
01/01/2014 to 12/31/2014         10.862041           9.987536          256,318.8111
01/01/2015 to 12/31/2015          9.987536           8.467047          234,381.1192
01/01/2016 to 12/31/2016          8.467047           9.286443          232,967.4413
01/01/2017 to 12/31/2017          9.286443          11.722673          247,827.5491
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B) (FORMERLY MET/EATON VANCE
FLOATING RATE SUB-ACCOUNT (CLASS B))
05/03/2010 to 12/31/2010          9.997740          10.205438            5,321.2111
01/01/2011 to 12/31/2011         10.205438          10.240357           40,197.8861
01/01/2012 to 12/31/2012         10.240357          10.810264           48,305.6210
01/01/2013 to 12/31/2013         10.810264          11.041274          123,416.7389
01/01/2014 to 12/31/2014         11.041274          10.940529          123,613.6906
01/01/2015 to 12/31/2015         10.940529          10.671627          110,731.7380
01/01/2016 to 12/31/2016         10.671627          11.469943          133,659.6666
01/01/2017 to 12/31/2017         11.469943          11.697654          137,716.9696
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))
05/02/2011 to 12/31/2011           9.987741           9.750493          63,845.2409
01/01/2012 to 12/31/2012           9.750493          10.011875          42,530.9083
01/01/2013 to 12/31/2013          10.011875           9.962344         128,771.8690
01/01/2014 to 12/31/2014           9.962344           9.902968         142,864.6283
01/01/2015 to 12/31/2015           9.902968           9.680273         147,901.9334
01/01/2016 to 12/31/2016           9.680273           9.820221         138,400.6359
01/01/2017 to 12/31/2017           9.820221           9.788588         120,554.9994
--------------------------        ---------          ---------         ------------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON
INTERNATIONAL BOND SUB-ACCOUNT (CLASS
 B))
05/04/2009 to 12/31/2009           9.998192          10.878904               0.0000
01/01/2010 to 12/31/2010          10.878904          12.150119               0.0000
01/01/2011 to 12/31/2011          12.150119          11.912168             933.4894
01/01/2012 to 12/31/2012          11.912168          13.390224             928.7887
01/01/2013 to 12/31/2013          13.390224          13.307738             924.8209
01/01/2014 to 12/31/2014          13.307738          13.239254             920.9402
01/01/2015 to 12/31/2015          13.239254          12.480860             916.7587
01/01/2016 to 12/31/2016          12.480860          12.383990             912.5149
01/01/2017 to 12/31/2017          12.383990          12.198918             908.6532
--------------------------        ---------          ---------         ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          16.152793           9.266596         352,080.9877
01/01/2009 to 12/31/2009           9.266596          12.280998         338,404.7600
01/01/2010 to 12/31/2010          12.280998          14.025858         326,046.4193
01/01/2011 to 12/31/2011          14.025858          13.026028         286,553.8295
01/01/2012 to 12/31/2012          13.026028          16.141583         260,417.7246
01/01/2013 to 12/31/2013          16.141583          16.440377         230,647.6558
01/01/2014 to 12/31/2014          16.440377          18.316874         955,749.9529
01/01/2015 to 12/31/2015          18.316874          17.764593         749,037.9363
01/01/2016 to 12/31/2016          17.764593          17.626625         639,634.4418
01/01/2017 to 12/31/2017          17.626625          19.202089         587,163.3223
--------------------------        ---------          ---------         ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008           7.723216           4.629841       1,061,804.9687
01/01/2009 to 12/31/2009           4.629841           6.055174         962,745.0000
01/01/2010 to 12/31/2010           6.055174           7.372926         877,972.3474
01/01/2011 to 12/31/2011           7.372926           7.488041         903,657.1993
01/01/2012 to 12/31/2012           7.488041           8.727953         878,028.8676
01/01/2013 to 12/31/2013           8.727953          12.500172         800,400.7298
01/01/2014 to 12/31/2014          12.500172          14.618625         758,284.5350
01/01/2015 to 12/31/2015          14.618625          13.798955         676,574.7317
01/01/2016 to 12/31/2016          13.798955          13.936968         644,305.2582
01/01/2017 to 12/31/2017          13.936968          16.233232         569,673.6496
--------------------------        ---------          ---------       --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         140.928841         144.689994             956.5056
01/01/2011 to 12/31/2011         144.689994         131.588146           1,286.2280
01/01/2012 to 12/31/2012         131.588146         158.564774           2,270.2712
01/01/2013 to 12/31/2013         158.564774         200.867763           3,134.8062
01/01/2014 to 04/25/2014         200.867763         209.000348               0.0000
--------------------------       ----------         ----------       --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          10.305387           4.600138         137,477.5039
01/01/2009 to 12/31/2009           4.600138           6.242944         112,538.2900
01/01/2010 to 12/31/2010           6.242944           6.591246         113,475.0820
01/01/2011 to 04/29/2011           6.591246           7.002829               0.0000
--------------------------       ----------         ----------       --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         19.196255          11.161587        1,097,183.3617
01/01/2009 to 12/31/2009         11.161587          17.024193        1,019,238.8700
01/01/2010 to 12/31/2010         17.024193          19.495409          944,797.9020
01/01/2011 to 12/31/2011         19.495409          16.443106          865,308.3287
01/01/2012 to 12/31/2012         16.443106          20.903672          764,599.8394
01/01/2013 to 12/31/2013         20.903672          26.830898          712,651.1594
01/01/2014 to 12/31/2014         26.830898          24.863707          659,610.3772
01/01/2015 to 12/31/2015         24.863707          23.350843          602,480.8683
01/01/2016 to 12/31/2016         23.350843          24.847030          559,414.4271
01/01/2017 to 12/31/2017         24.847030          31.878771          537,406.4899
--------------------------       ---------          ---------        --------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010672           1.046190          940,102.9283
01/01/2013 to 12/31/2013          1.046190           1.048221        1,241,039.9702
01/01/2014 to 12/31/2014          1.048221           1.088609        1,250,004.6124
01/01/2015 to 12/31/2015          1.088609           1.025766        1,615,741.9113
01/01/2016 to 12/31/2016          1.025766           1.127200          921,255.1948
01/01/2017 to 12/31/2017          1.127200           1.219689          831,024.0238
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.450048           7.217589          156,230.0674
01/01/2009 to 12/31/2009          7.217589           8.987134        3,005,927.0500
01/01/2010 to 12/31/2010          8.987134          10.155246        2,694,355.1405
01/01/2011 to 12/31/2011         10.155246           9.843209        2,237,042.2688
01/01/2012 to 12/31/2012          9.843209          11.474433        1,566,110.4428
01/01/2013 to 12/31/2013         11.474433          15.281396        1,311,897.2265
01/01/2014 to 12/31/2014         15.281396          16.431078        1,573,456.7538
01/01/2015 to 12/31/2015         16.431078          15.197128        1,261,623.4183
01/01/2016 to 12/31/2016         15.197128          17.534217        1,025,224.8945
01/01/2017 to 12/31/2017         17.534217          20.356309          869,258.4835
--------------------------       ---------          ---------        --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.784081           9.512270          975,505.0406
01/01/2009 to 12/31/2009          9.512270          12.520996          901,668.2800
01/01/2010 to 12/31/2010         12.520996          15.540993          840,865.8972
01/01/2011 to 12/31/2011         15.540993          15.121905          759,132.9446
01/01/2012 to 12/31/2012         15.121905          17.584715          625,162.9404
01/01/2013 to 12/31/2013         17.584715          24.246340          574,134.2207
01/01/2014 to 12/31/2014         24.246340          25.736259          506,474.1479
01/01/2015 to 12/31/2015         25.736259          24.882250          449,014.0953
01/01/2016 to 12/31/2016         24.882250          27.273716          407,340.1689
01/01/2017 to 12/31/2017         27.273716          33.624971          351,954.5847
--------------------------       ---------          ---------        --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         11.093127          10.534498           68,500.3742
01/01/2014 to 12/31/2014         10.534498          10.889748           96,020.3433
01/01/2015 to 12/31/2015         10.889748          10.763273          132,475.8191
01/01/2016 to 12/31/2016         10.763273          10.823223          157,626.8716
01/01/2017 to 12/31/2017         10.823223          10.999159          149,602.1916
--------------------------       ---------          ---------        --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS
C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.038190           8.936988           51,426.6301
01/01/2009 to 12/31/2009          8.936988           9.856360          106,706.7700
01/01/2010 to 12/31/2010          9.856360          10.286561          113,737.6934
01/01/2011 to 12/31/2011         10.286561          10.704420          108,250.0578
01/01/2012 to 12/31/2012         10.704420          11.045917          142,415.8846
01/01/2013 to 04/26/2013         11.045917          11.017198                0.0000
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012726           1.048233          416,097.8705
01/01/2013 to 12/31/2013          1.048233           1.144363          920,968.5252
01/01/2014 to 12/31/2014          1.144363           1.204158        1,132,388.8439
01/01/2015 to 12/31/2015          1.204158           1.195044        1,045,362.0894
01/01/2016 to 12/31/2016          1.195044           1.209612          919,221.2700
01/01/2017 to 12/31/2017          1.209612           1.388072          792,820.6828
--------------------------        --------           --------        --------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.980214           7.754770          265,323.3503
01/01/2009 to 12/31/2009          7.754770          10.741407          234,967.1000
01/01/2010 to 12/31/2010         10.741407          12.891564          276,490.7822
01/01/2011 to 12/31/2011         12.891564          12.492986          228,832.9319
01/01/2012 to 12/31/2012         12.492986          14.368003          237,826.3323
01/01/2013 to 12/31/2013         14.368003          16.553618          192,577.0310
01/01/2014 to 12/31/2014         16.553618          16.847273          188,051.9352
01/01/2015 to 12/31/2015         16.847273          16.775017          173,585.7071
01/01/2016 to 12/31/2016         16.775017          17.288762          164,893.1886
01/01/2017 to 12/31/2017         17.288762          20.912926          161,717.7861
--------------------------       ---------          ---------        --------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.078419           1.125733          150,160.4206
01/01/2014 to 12/31/2014          1.125733           1.209859          160,038.1683
01/01/2015 to 12/31/2015          1.209859           1.175638          419,833.4004
01/01/2016 to 12/31/2016          1.175638           1.206835          290,000.0579
01/01/2017 to 12/31/2017          1.206835           1.371663          271,021.6021
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         17.609666           9.982620        1,828,976.6456
01/01/2009 to 12/31/2009          9.982620          12.918805        1,668,104.9600
01/01/2010 to 12/31/2010         12.918805          14.156773        1,549,066.0683
01/01/2011 to 12/31/2011         14.156773          12.433506        1,350,812.8440
01/01/2012 to 12/31/2012         12.433506          14.272233        1,133,228.4509
01/01/2013 to 12/31/2013         14.272233          16.742202        1,061,602.9599
01/01/2014 to 12/31/2014         16.742202          15.323727          901,016.8833
01/01/2015 to 12/31/2015         15.323727          14.805573          793,950.2608
01/01/2016 to 12/31/2016         14.805573          14.435802          762,675.2664
01/01/2017 to 12/31/2017         14.435802          18.198315          689,474.2378
--------------------------       ---------          ---------        --------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999774           1.033802                0.0000
01/01/2015 to 12/31/2015          1.033802           0.961188           22,281.3534
01/01/2016 to 12/31/2016          0.961188           1.050626           58,368.3153
01/01/2017 to 12/31/2017          1.050626           1.163676           70,768.5663
--------------------------       ---------          ---------        --------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.989080          10.979939        1,537,761.0541
01/01/2009 to 12/31/2009         10.979939          12.749612        1,480,995.2100
01/01/2010 to 12/31/2010         12.749612          13.514326        1,324,810.7121
01/01/2011 to 12/31/2011         13.514326          14.774818        1,116,852.2692
01/01/2012 to 12/31/2012         14.774818          15.858800        1,006,520.9270
01/01/2013 to 12/31/2013         15.858800          14.152398          865,905.2721
01/01/2014 to 12/31/2014         14.152398          14.323547          744,588.3951
01/01/2015 to 12/31/2015         14.323547          13.650960          683,426.2473
01/01/2016 to 12/31/2016         13.650960          14.096791          613,675.5213
01/01/2017 to 12/31/2017         14.096791          14.347587          582,394.0630
--------------------------       ---------          ---------        --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.102425          12.940264       2,357,387.3748
01/01/2009 to 12/31/2009         12.940264          15.023346       2,298,498.2300
01/01/2010 to 12/31/2010         15.023346          15.984943       2,294,342.7048
01/01/2011 to 12/31/2011         15.984943          16.222440       2,022,561.7373
01/01/2012 to 12/31/2012         16.222440          17.434855       1,851,571.8215
01/01/2013 to 12/31/2013         17.434855          16.821055       1,530,010.5386
01/01/2014 to 12/31/2014         16.821055          17.239364       1,832,037.1259
01/01/2015 to 12/31/2015         17.239364          16.958101       1,285,931.3466
01/01/2016 to 12/31/2016         16.958101          17.115911       1,111,160.2877
01/01/2017 to 12/31/2017         17.115911          17.594330       1,026,721.0685
--------------------------       ---------          ---------       --------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.745460          10.893314           5,402.4113
01/01/2013 to 12/31/2013         10.893314          10.230778           1,883.3755
01/01/2014 to 12/31/2014         10.230778          10.823809          10,048.8619
01/01/2015 to 12/31/2015         10.823809          10.692470          47,890.7140
01/01/2016 to 12/31/2016         10.692470          10.656040          72,204.3594
01/01/2017 to 12/31/2017         10.656040          10.754653          57,214.8883
--------------------------       ---------          ---------       --------------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(Reg.
TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.215398          10.734370          10,394.4291
01/01/2014 to 12/31/2014         10.734370          11.471089          12,066.6230
01/01/2015 to 12/31/2015         11.471089          11.142169          17,691.7871
01/01/2016 to 12/31/2016         11.142169          11.460248          21,146.9638
01/01/2017 to 12/31/2017         11.460248          13.130110          31,278.4181
--------------------------       ---------          ---------       --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010704           1.066315         308,577.9783
01/01/2013 to 12/31/2013          1.066315           1.154916         654,619.6153
01/01/2014 to 12/31/2014          1.154916           1.223934         522,760.8654
01/01/2015 to 12/31/2015          1.223934           1.193322         686,934.1292
01/01/2016 to 12/31/2016          1.193322           1.240150         634,914.9171
01/01/2017 to 12/31/2017          1.240150           1.394309         583,026.2741
--------------------------       ---------          ---------       --------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          8.340043           8.501714           6,884.7452
01/01/2009 to 12/31/2009          8.501714          10.443805         132,954.0400
01/01/2010 to 12/31/2010         10.443805          11.530272         219,759.3797
01/01/2011 to 12/31/2011         11.530272          11.462321         263,213.3102
01/01/2012 to 12/31/2012         11.462321          12.721967         273,243.8617
01/01/2013 to 12/31/2013         12.721967          14.132010         257,319.3886
01/01/2014 to 12/31/2014         14.132010          14.708639         223,167.4958
01/01/2015 to 12/31/2015         14.708639          14.183895         206,330.3875
01/01/2016 to 12/31/2016         14.183895          14.758774         184,507.7255
01/01/2017 to 12/31/2017         14.758774          16.820429         147,612.3954
--------------------------       ---------          ---------       --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          7.722122           7.794369               0.0000
01/01/2009 to 12/31/2009          7.794369           9.897797          80,991.7000
01/01/2010 to 12/31/2010          9.897797          11.113919         126,411.1439
01/01/2011 to 12/31/2011         11.113919          10.699652         200,266.7385
01/01/2012 to 12/31/2012         10.699652          12.105646         177,353.2161
01/01/2013 to 12/31/2013         12.105646          14.059551         155,485.4216
01/01/2014 to 12/31/2014         14.059551          14.573355         142,951.3952
01/01/2015 to 12/31/2015         14.573355          14.003571         125,019.5478
01/01/2016 to 12/31/2016         14.003571          14.722029         110,448.3628
01/01/2017 to 12/31/2017         14.722029          17.325486         104,052.0207
--------------------------       ---------          ---------       --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         56.989263          35.688706          802,246.1363
01/01/2009 to 12/31/2009         35.688706          41.561455          750,530.8800
01/01/2010 to 12/31/2010         41.561455          47.839303          669,938.7244
01/01/2011 to 12/31/2011         47.839303          45.170832          591,080.3368
01/01/2012 to 12/31/2012         45.170832          52.415371          505,469.5115
01/01/2013 to 12/31/2013         52.415371          68.971868          452,145.4821
01/01/2014 to 12/31/2014         68.971868          76.853157          400,154.9880
01/01/2015 to 12/31/2015         76.853157          72.884627          355,379.3295
01/01/2016 to 12/31/2016         72.884627          83.122416          320,064.3592
01/01/2017 to 12/31/2017         83.122416          95.624063          284,693.5685
--------------------------       ---------          ---------          ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          9.602874           5.690788        1,747,683.5439
01/01/2009 to 12/31/2009          5.690788           8.143047        1,577,390.8100
01/01/2010 to 12/31/2010          8.143047          10.227279        1,458,464.8284
01/01/2011 to 12/31/2011         10.227279           9.894490        1,293,355.5227
01/01/2012 to 12/31/2012          9.894490          11.063337        1,134,975.7750
01/01/2013 to 12/31/2013         11.063337          14.862995        1,028,322.2309
01/01/2014 to 12/31/2014         14.862995          16.487394          910,167.9903
01/01/2015 to 12/31/2015         16.487394          17.299874          825,132.7912
01/01/2016 to 12/31/2016         17.299874          18.074487          744,930.7240
01/01/2017 to 12/31/2017         18.074487          22.178832          674,424.4032
--------------------------       ---------          ---------        --------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008         24.965038          16.420585           41,582.8189
01/01/2009 to 12/31/2009         16.420585          20.437665           48,208.3500
01/01/2010 to 12/31/2010         20.437665          25.235389           48,736.6244
01/01/2011 to 12/31/2011         25.235389          23.905232           42,609.7239
01/01/2012 to 12/31/2012         23.905232          26.967694           36,095.3195
01/01/2013 to 12/31/2013         26.967694          34.565396           38,653.9325
01/01/2014 to 12/31/2014         34.565396          37.278435           33,879.5345
01/01/2015 to 12/31/2015         37.278435          33.375015           36,829.3318
01/01/2016 to 12/31/2016         33.375015          37.918704           25,997.9490
01/01/2017 to 12/31/2017         37.918704          40.834063           28,404.8235
--------------------------       ---------          ---------        --------------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)(FORMERLY GOLDMAN SACHS MID
CAP VALUE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         15.267724           9.599510          388,848.5256
01/01/2009 to 12/31/2009          9.599510          12.492580          354,270.1600
01/01/2010 to 12/31/2010         12.492580          15.266007          324,962.0350
01/01/2011 to 12/31/2011         15.266007          14.071615          307,790.0938
01/01/2012 to 12/31/2012         14.071615          16.347741          275,971.8020
01/01/2013 to 12/31/2013         16.347741          21.330590          251,282.1436
01/01/2014 to 12/31/2014         21.330590          23.757158          210,913.6448
01/01/2015 to 12/31/2015         23.757158          21.237440          179,711.0044
01/01/2016 to 12/31/2016         21.237440          23.643895          162,498.8567
01/01/2017 to 12/31/2017         23.643895          25.767596          147,761.9451
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         13.796888          15.115190          163,425.3883
01/01/2014 to 12/31/2014         15.115190          14.370740          140,566.8384
01/01/2015 to 12/31/2015         14.370740          13.828798          114,243.5738
01/01/2016 to 12/31/2016         13.828798          14.289529           96,047.1811
01/01/2017 to 12/31/2017         14.289529          18.960630           95,825.3406
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.088188           6.044506           85,953.2867
01/01/2009 to 12/31/2009          6.044506           8.475894          112,941.8400
01/01/2010 to 12/31/2010          8.475894           8.911941          134,983.9482
01/01/2011 to 12/31/2011          8.911941           7.514062          136,075.5836
01/01/2012 to 12/31/2012          7.514062           8.679548          127,225.9280
01/01/2013 to 04/26/2013          8.679548           8.994758                0.0000
--------------------------       ---------           --------          ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         10.546619          10.643192        2,279,913.0181
01/01/2009 to 12/31/2009         10.643192          10.495525        1,688,523.3500
01/01/2010 to 12/31/2010         10.495525          10.323764        1,254,639.8576
01/01/2011 to 12/31/2011         10.323764          10.155273        1,263,372.1225
01/01/2012 to 12/31/2012         10.155273           9.988177        1,079,350.6332
01/01/2013 to 12/31/2013          9.988177           9.824719          942,478.9489
01/01/2014 to 12/31/2014          9.824719           9.663935        1,310,797.2591
01/01/2015 to 12/31/2015          9.663935           9.505783        1,693,752.5682
01/01/2016 to 12/31/2016          9.505783           9.360705          849,417.8279
01/01/2017 to 12/31/2017          9.360705           9.266370        1,131,124.5527
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
20 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         13.636606          13.883247          308,802.4186
01/01/2015 to 12/31/2015         13.883247          13.576085          290,553.4846
01/01/2016 to 12/31/2016         13.576085          13.958866          313,482.7621
01/01/2017 to 12/31/2017         13.958866          14.682942          317,010.3629
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.563424           9.024871        2,777,781.9659
01/01/2009 to 12/31/2009          9.024871          10.910781        2,704,784.3300
01/01/2010 to 12/31/2010         10.910781          11.902368        2,415,292.3229
01/01/2011 to 12/31/2011         11.902368          11.915859        2,071,229.5478
01/01/2012 to 12/31/2012         11.915859          12.998689        1,888,641.7417
01/01/2013 to 12/31/2013         12.998689          13.946884        1,392,031.3223
01/01/2014 to 04/25/2014         13.946884          14.050555                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.058129           8.726651        5,861,938.5294
01/01/2009 to 12/31/2009          8.726651          10.823073        5,350,458.7400
01/01/2010 to 12/31/2010         10.823073          11.966086        5,372,615.9347
01/01/2011 to 12/31/2011         11.966086          11.756922        4,969,076.3527
01/01/2012 to 12/31/2012         11.756922          12.996773        4,745,072.8113
01/01/2013 to 12/31/2013         12.996773          14.602732        4,359,246.8374
01/01/2014 to 04/25/2014         14.602732          14.655843                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.227798          14.601206        5,054,313.8807
01/01/2015 to 12/31/2015         14.601206          14.208099        4,316,088.6734
01/01/2016 to 12/31/2016         14.208099          14.826400        3,683,315.8229
01/01/2017 to 12/31/2017         14.826400          16.136560        3,101,066.0589
--------------------------       ---------          ---------        --------------


                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT            UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD           END OF PERIOD
                              ---------------    ---------------    ------------------
BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.441938           8.329388        13,278,980.7300
01/01/2009 to 12/31/2009          8.329388          10.514679        12,453,849.6200
01/01/2010 to 12/31/2010         10.514679          11.747788        11,820,777.9003
01/01/2011 to 12/31/2011         11.747788          11.359161        10,865,202.8923
01/01/2012 to 12/31/2012         11.359161          12.728775         9,785,540.5006
01/01/2013 to 12/31/2013         12.728775          14.951838         8,843,397.9198
01/01/2014 to 04/25/2014         14.951838          14.961059                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.631519          15.129302         9,465,462.5687
01/01/2015 to 12/31/2015         15.129302          14.693033         8,564,468.9136
01/01/2016 to 12/31/2016         14.693033          15.479490         7,735,382.5940
01/01/2017 to 12/31/2017         15.479490          17.470017         6,899,467.8930
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.096001           8.003254        12,962,794.4733
01/01/2009 to 12/31/2009          8.003254          10.241709        11,891,979.8100
01/01/2010 to 12/31/2010         10.241709          11.634653        11,004,863.4431
01/01/2011 to 12/31/2011         11.634653          11.001334        10,341,720.9605
01/01/2012 to 12/31/2012         11.001334          12.521385         9,561,677.4265
01/01/2013 to 12/31/2013         12.521385          15.508286         8,786,674.2764
01/01/2014 to 04/25/2014         15.508286          15.433457                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON
FOUNDING STRATEGY SUB-ACCOUNT (CLASS
 B))
04/28/2008 to 12/31/2008          9.998192           7.021527           262,110.1588
01/01/2009 to 12/31/2009          7.021527           8.878574           293,960.8200
01/01/2010 to 12/31/2010          8.878574           9.610672           266,561.9744
01/01/2011 to 12/31/2011          9.610672           9.287285           283,205.0557
01/01/2012 to 12/31/2012          9.287285          10.607388           279,143.4017
01/01/2013 to 04/26/2013         10.607388          11.410352                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.605151          15.189172         9,790,075.5260
01/01/2015 to 12/31/2015         15.189172          14.687175         8,694,683.7937
01/01/2016 to 12/31/2016         14.687175          15.622911         8,006,329.1257
01/01/2017 to 12/31/2017         15.622911          18.312712         7,219,930.0998
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/ARTISAN MID CAP
VALUE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         16.296121           8.633994         1,542,217.1144
01/01/2009 to 12/31/2009          8.633994          11.991528         1,413,080.4600
01/01/2010 to 12/31/2010         11.991528          13.536401         1,242,133.3242
01/01/2011 to 12/31/2011         13.536401          14.179556         1,098,474.2262
01/01/2012 to 12/31/2012         14.179556          15.561525           922,366.7860
01/01/2013 to 12/31/2013         15.561525          20.895389           842,265.5324
01/01/2014 to 12/31/2014         20.895389          20.897477           739,785.0012
01/01/2015 to 12/31/2015         20.897477          18.568786           687,347.7130
01/01/2016 to 12/31/2016         18.568786          22.402325           635,801.0733
01/01/2017 to 12/31/2017         22.402325          24.800023           562,677.2757
--------------------------       ---------          ---------        ---------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008         10.064998          10.131600                0.0000
01/01/2009 to 12/31/2009         10.131600          14.222857           15,565.0400
01/01/2010 to 12/31/2010         14.222857          17.150588           22,654.7721
01/01/2011 to 12/31/2011         17.150588          14.128534           22,078.1006
01/01/2012 to 12/31/2012         14.128534          16.384184           17,666.9102
01/01/2013 to 12/31/2013         16.384184          20.564521           29,222.3590
01/01/2014 to 12/31/2014         20.564521          18.873780           41,082.0288
01/01/2015 to 12/31/2015         18.873780          19.633341           51,561.2982
01/01/2016 to 12/31/2016         19.633341          20.437259           48,767.0155
01/01/2017 to 12/31/2017         20.437259          26.224799           51,041.3775
--------------------------       ---------          ---------           -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B))
05/02/2016 to 12/31/2016         22.197264          22.555955           38,780.6049
01/01/2017 to 12/31/2017         22.555955          26.361287           45,560.1230
--------------------------       ---------          ---------           -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
B))
05/04/2009 to 12/31/2009         12.896490          15.784564            6,087.7200
01/01/2010 to 12/31/2010         15.784564          17.999926           14,439.5050
01/01/2011 to 12/31/2011         17.999926          16.843308           15,740.1313
01/01/2012 to 12/31/2012         16.843308          18.285402           15,193.0138
01/01/2013 to 12/31/2013         18.285402          23.870178           13,574.9735
01/01/2014 to 12/31/2014         23.870178          26.046242           12,644.4162
01/01/2015 to 12/31/2015         26.046242          25.555785            8,856.2281
01/01/2016 to 04/29/2016         25.555785          25.694247                0.0000
--------------------------       ---------          ---------           -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))
01/01/2008 to 12/31/2008         14.780208           8.801293        2,855,392.4628
01/01/2009 to 12/31/2009          8.801293          11.412672        2,653,168.9500
01/01/2010 to 12/31/2010         11.412672          12.552562        2,418,536.6837
01/01/2011 to 12/31/2011         12.552562          11.831530        2,063,281.4749
01/01/2012 to 12/31/2012         11.831530          13.115000        1,797,494.5240
01/01/2013 to 12/31/2013         13.115000          17.225755        1,590,446.0032
01/01/2014 to 12/31/2014         17.225755          18.713913        1,371,646.8712
01/01/2015 to 12/31/2015         18.713913          18.824888        1,221,059.0128
01/01/2016 to 12/31/2016         18.824888          19.841206        1,078,220.9427
01/01/2017 to 12/31/2017         19.841206          23.210106          966,102.4791
--------------------------       ---------          ---------        --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.687034          17.478966          144,370.8124
01/01/2014 to 12/31/2014         17.478966          19.062820          120,402.9333
01/01/2015 to 12/31/2015         19.062820          19.239169          110,841.5009
01/01/2016 to 12/31/2016         19.239169          19.900387          100,181.2576
01/01/2017 to 12/31/2017         19.900387          24.456917           94,174.8859
--------------------------       ---------          ---------        --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT
(CLASS B))
01/01/2008 to 12/31/2008         15.486352           7.875156          269,177.9357
01/01/2009 to 12/31/2009          7.875156          11.399836          242,981.9900
01/01/2010 to 12/31/2010         11.399836          14.259327          223,910.7793
01/01/2011 to 12/31/2011         14.259327          12.979302          200,521.7353
01/01/2012 to 12/31/2012         12.979302          13.534252          178,642.0896
01/01/2013 to 04/26/2013         13.534252          14.592475                0.0000
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.845133           8.016809        1,273,132.0597
01/01/2009 to 12/31/2009          8.016809          11.005433        1,156,963.8300
01/01/2010 to 12/31/2010         11.005433          12.050186        1,069,844.8136
01/01/2011 to 12/31/2011         12.050186          11.879673          988,342.2311
01/01/2012 to 12/31/2012         11.879673          13.502034        1,937,479.1408
01/01/2013 to 12/31/2013         13.502034          18.159587        1,700,321.5416
01/01/2014 to 12/31/2014         18.159587          19.424182        1,468,594.0695
01/01/2015 to 12/31/2015         19.424182          21.120038        1,294,763.3470
01/01/2016 to 12/31/2016         21.120038          20.747453        1,138,807.0762
01/01/2017 to 12/31/2017         20.747453          27.957969          990,436.2931
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          9.979690           5.712205          128,237.5495
01/01/2009 to 12/31/2009          5.712205           6.925141           92,638.5400
01/01/2010 to 12/31/2010          6.925141           7.859835          103,184.7861
01/01/2011 to 12/31/2011          7.859835           7.434600          126,575.3673
01/01/2012 to 12/31/2012          7.434600           8.239005          113,734.1583
01/01/2013 to 04/26/2013          8.239005           8.847142                0.0000
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.145899           5.394779        2,934,341.6345
01/01/2009 to 12/31/2009          5.394779           7.625579        2,637,785.5800
01/01/2010 to 12/31/2010          7.625579           8.205676        2,372,048.0303
01/01/2011 to 12/31/2011          8.205676           7.960229        1,982,691.8496
01/01/2012 to 04/27/2012          7.960229           8.947945                0.0000
--------------------------       ---------          ---------        --------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         14.043873          14.512748           15,831.0100
01/01/2010 to 12/31/2010         14.512748          15.081921           30,973.3661
01/01/2011 to 12/31/2011         15.081921          15.896561           39,673.0290
01/01/2012 to 12/31/2012         15.896561          16.195277           36,825.3083
01/01/2013 to 12/31/2013         16.195277          15.520773           24,784.1741
01/01/2014 to 12/31/2014         15.520773          16.100319           35,309.1856
01/01/2015 to 12/31/2015         16.100319          15.827917           31,779.9998
01/01/2016 to 12/31/2016         15.827917          15.893742           30,031.5724
01/01/2017 to 12/31/2017         15.893742          16.093620           32,897.9700
--------------------------       ---------          ---------        --------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.838586          13.487845            2,072.8500
01/01/2010 to 12/31/2010         13.487845          16.705911           10,342.1119
01/01/2011 to 12/31/2011         16.705911          16.065053            9,969.6013
01/01/2012 to 12/31/2012         16.065053          18.529086            8,479.9269
01/01/2013 to 12/31/2013         18.529086          24.195498           13,737.9080
01/01/2014 to 12/31/2014         24.195498          25.992035           35,548.2335
01/01/2015 to 12/31/2015         25.992035          24.882127           27,650.9840
01/01/2016 to 12/31/2016         24.882127          29.390215           35,605.7901
01/01/2017 to 12/31/2017         29.390215          33.421534           32,793.8108
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(Reg. TM) INDEX
SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009          8.989316          11.564961            1,467.1300
01/01/2010 to 12/31/2010         11.564961          12.259062            4,185.2722
01/01/2011 to 12/31/2011         12.259062          10.533011            1,913.4036
01/01/2012 to 12/31/2012         10.533011          12.218310            3,495.4537
01/01/2013 to 12/31/2013         12.218310          14.594792            7,174.3472
01/01/2014 to 12/31/2014         14.594792          13.447120           26,027.4520
01/01/2015 to 12/31/2015         13.447120          13.053662           29,146.2181
01/01/2016 to 12/31/2016         13.053662          12.964422           27,701.7814
01/01/2017 to 12/31/2017         12.964422          15.882967           32,985.7365
--------------------------       ---------          ---------           -----------

METLIFE RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(Reg. TM)
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         11.143198          13.692928            6,939.7400
01/01/2010 to 12/31/2010         13.692928          17.044476           13,426.2509
01/01/2011 to 12/31/2011         17.044476          16.040482           14,019.9739
01/01/2012 to 12/31/2012         16.040482          18.292316           16,590.4872
01/01/2013 to 12/31/2013         18.292316          24.852244           38,474.9412
01/01/2014 to 12/31/2014         24.852244          25.601821           38,262.1733
01/01/2015 to 12/31/2015         25.601821          24.040426           41,172.4661
01/01/2016 to 12/31/2016         24.040426          28.595307           56,272.2719
01/01/2017 to 12/31/2017         28.595307          32.150736           48,971.7089
--------------------------       ---------          ---------           -----------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.543213           8.357499        1,393,918.2619
01/01/2009 to 12/31/2009          8.357499          10.351595        1,226,695.0300
01/01/2010 to 12/31/2010         10.351595          11.657741        1,346,479.1378
01/01/2011 to 12/31/2011         11.657741          11.654879        1,230,637.7469
01/01/2012 to 12/31/2012         11.654879          13.231815        1,155,970.9841
01/01/2013 to 12/31/2013         13.231815          17.141038        1,039,069.1187
01/01/2014 to 12/31/2014         17.141038          19.069063          841,400.8164
01/01/2015 to 12/31/2015         19.069063          18.928314          924,061.2335
01/01/2016 to 12/31/2016         18.928314          20.737852          898,821.1768
01/01/2017 to 12/31/2017         20.737852          24.730679          657,202.9216
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         18.211505          21.243229           72,137.0759
01/01/2014 to 12/31/2014         21.243229          23.102581           89,260.1969
01/01/2015 to 12/31/2015         23.102581          22.641679           98,788.7270
01/01/2016 to 12/31/2016         22.641679          25.410414          123,876.2470
01/01/2017 to 12/31/2017         25.410414          29.390578          109,490.6389
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))
04/28/2008 to 12/31/2008          9.998192           6.588767            9,453.2347
01/01/2009 to 12/31/2009          6.588767           8.093684           24,509.4300
01/01/2010 to 12/31/2010          8.093684           8.838888           71,536.1939
01/01/2011 to 12/31/2011          8.838888           8.646988          118,095.6921
01/01/2012 to 12/31/2012          8.646988           9.688314          132,449.8123
01/01/2013 to 04/26/2013          9.688314          10.604251                0.0000
--------------------------       ---------          ---------        --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         16.035819          19.991446          400,167.7423
01/01/2014 to 12/31/2014         19.991446          19.605190          323,799.9808
01/01/2015 to 12/31/2015         19.605190          19.357631          272,416.3537
01/01/2016 to 12/31/2016         19.357631          22.543309          248,139.6339
01/01/2017 to 12/31/2017         22.543309          25.609996          209,017.3098
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2008 to 12/31/2008         15.440795           9.370413          675,629.1812
01/01/2009 to 12/31/2009          9.370413          12.605418          635,887.0600
01/01/2010 to 12/31/2010         12.605418          15.233624          570,970.5189
01/01/2011 to 12/31/2011         15.233624          14.194208          521,137.8097
01/01/2012 to 12/31/2012         14.194208          14.698643          461,962.5126
01/01/2013 to 04/26/2013         14.698643          15.924716                0.0000
--------------------------       ---------          ---------          ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         41.020248          51.708229          107,534.1052
01/01/2014 to 12/31/2014         51.708229          55.351098          101,610.5665
01/01/2015 to 12/31/2015         55.351098          60.168942           89,328.3608
01/01/2016 to 12/31/2016         60.168942          60.090876           82,176.8858
01/01/2017 to 12/31/2017         60.090876          78.898551           81,586.1916
--------------------------       ---------          ---------          ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT
(CLASS B))
01/01/2008 to 12/31/2008          6.293680           3.438596          731,116.4622
01/01/2009 to 12/31/2009          3.438596           5.377075          743,572.9600
01/01/2010 to 12/31/2010          5.377075           6.753719          742,792.2380
01/01/2011 to 12/31/2011          6.753719           5.986033          639,629.6640
01/01/2012 to 12/31/2012          5.986033           6.601045          571,351.2899
01/01/2013 to 04/26/2013          6.601045           6.897369                0.0000
--------------------------       ---------          ---------          ------------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         11.612720          14.743903                0.0000
01/01/2010 to 12/31/2010         14.743903          18.712143              311.9695
01/01/2011 to 12/31/2011         18.712143          15.337245              310.0731
01/01/2012 to 12/31/2012         15.337245          15.473865              308.4450
01/01/2013 to 12/31/2013         15.473865          16.857599              306.9835
01/01/2014 to 12/31/2014         16.857599          13.460325              305.4701
01/01/2015 to 12/31/2015         13.460325           8.902713              303.8955
01/01/2016 to 12/31/2016          8.902713          12.587406              302.2954
01/01/2017 to 12/31/2017         12.587406          12.290245              300.8346
--------------------------       ---------          ---------          ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         28.421115          29.430098          515,612.2197
01/01/2017 to 12/31/2017         29.430098          31.246253          497,167.7351
--------------------------       ---------          ---------          ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET
INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         19.113056          15.302076        1,044,717.9385
01/01/2009 to 12/31/2009         15.302076          20.586701          930,733.7000
01/01/2010 to 12/31/2010         20.586701          22.875466          818,625.6143
01/01/2011 to 12/31/2011         22.875466          23.505333          703,675.9571
01/01/2012 to 12/31/2012         23.505333          26.111964          608,129.8877
01/01/2013 to 12/31/2013         26.111964          27.734056          714,797.8730
01/01/2014 to 12/31/2014         27.734056          28.597570          477,493.9343
01/01/2015 to 12/31/2015         28.597570          27.517908          414,873.5296
01/01/2016 to 04/29/2016         27.517908          28.330980                0.0000
--------------------------       ---------          ---------        --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016         29.001430          30.057318           56,888.4338
01/01/2017 to 12/31/2017         30.057318          31.927794           53,223.4529
--------------------------       ---------          ---------        --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010      11.765934          12.338270            34,899.8661
01/01/2011 to 12/31/2011      12.338270          12.556481            71,129.6431
01/01/2012 to 12/31/2012      12.556481          13.764649            96,105.8755
01/01/2013 to 12/31/2013      13.764649          13.730420           106,240.4896
01/01/2014 to 12/31/2014      13.730420          14.105743           124,152.5290
01/01/2015 to 12/31/2015      14.105743          13.672696           133,615.7594
01/01/2016 to 04/29/2016      13.672696          14.000232                 0.0000
--------------------------    ---------          ---------           ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008      16.056909          15.709391           617,231.7009
01/01/2009 to 12/31/2009      15.709391          16.082823           531,978.0400
01/01/2010 to 12/31/2010      16.082823          16.688556           535,493.8818
01/01/2011 to 12/31/2011      16.688556          17.280596           544,529.0869
01/01/2012 to 12/31/2012      17.280596          17.514328           415,049.8305
01/01/2013 to 12/31/2013      17.514328          17.071751           351,807.6241
01/01/2014 to 12/31/2014      17.071751          17.220600           283,553.5725
01/01/2015 to 12/31/2015      17.220600          16.990796           223,749.0597
01/01/2016 to 12/31/2016      16.990796          16.883434           208,761.7901
01/01/2017 to 12/31/2017      16.883434          16.886233           170,628.7901

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.183282          10.506265         7,885,757.5088
01/01/2013 to 12/31/2013         10.506265          11.474744         7,558,395.9363
01/01/2014 to 12/31/2014         11.474744          12.104244         6,812,970.5138
01/01/2015 to 12/31/2015         12.104244          11.963151         6,316,179.3101
01/01/2016 to 12/31/2016         11.963151          12.178353         5,764,592.9691
01/01/2017 to 12/31/2017         12.178353          13.597468         5,219,274.9340
--------------------------       ---------          ---------         --------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996802           1.037898            91,213.1403
01/01/2015 to 12/31/2015          1.037898           1.009859         1,016,226.1903
01/01/2016 to 12/31/2016          1.009859           1.012137         1,138,770.1828
01/01/2017 to 12/31/2017          1.012137           1.148677         1,174,499.7384
--------------------------       ---------          ---------         --------------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.008082           6.994767         5,247,184.9940
01/01/2009 to 12/31/2009          6.994767           8.889143        10,533,141.1100
01/01/2010 to 12/31/2010          8.889143           9.797260        14,118,265.4310
01/01/2011 to 12/31/2011          9.797260           9.422832        15,174,256.5760
01/01/2012 to 12/31/2012          9.422832          10.511129        14,559,008.3347
01/01/2013 to 12/31/2013         10.511129          12.242973        13,341,702.2998
01/01/2014 to 12/31/2014         12.242973          12.758332        14,084,098.2402
01/01/2015 to 12/31/2015         12.758332          12.448539        11,930,285.7531
01/01/2016 to 12/31/2016         12.448539          13.187937        11,642,578.6763
01/01/2017 to 12/31/2017         13.187937          15.144404        10,849,517.7242
--------------------------       ---------          ---------        ---------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.998082           6.344471         8,002,848.2166
01/01/2009 to 12/31/2009          6.344471           8.356591        10,510,242.2000
01/01/2010 to 12/31/2010          8.356591           9.318900        10,880,598.4195
01/01/2011 to 12/31/2011          9.318900           8.724143        10,335,102.1630
01/01/2012 to 12/31/2012          8.724143           9.957163         9,598,131.9531
01/01/2013 to 12/31/2013          9.957163          12.241176         9,920,133.1742
01/01/2014 to 12/31/2014         12.241176          12.797185         9,667,360.0381
01/01/2015 to 12/31/2015         12.797185          12.480129         9,519,750.8073
01/01/2016 to 12/31/2016         12.480129          13.362298         9,054,112.4329
01/01/2017 to 12/31/2017         13.362298          15.934169         8,622,619.7450
--------------------------       ---------          ---------        ---------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.988083           5.745775         1,456,159.9271
01/01/2009 to 12/31/2009          5.745775           7.841818         3,183,724.2100
01/01/2010 to 12/31/2010          7.841818           9.118054         3,567,753.3446
01/01/2011 to 12/31/2011          9.118054           8.547889         3,779,309.3913
01/01/2012 to 12/31/2012          8.547889           9.861290         3,496,682.2292
01/01/2013 to 12/31/2013          9.861290          12.576555         3,014,569.2270
01/01/2014 to 12/31/2014         12.576555          13.369741         2,791,364.6026
01/01/2015 to 12/31/2015         13.369741          13.990630         2,445,514.7955
01/01/2016 to 12/31/2016         13.990630          14.998904         2,259,572.2591
01/01/2017 to 12/31/2017         14.998904          18.852015         2,058,901.9169
--------------------------       ---------          ---------        ---------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.018081           7.666872         3,358,104.7617
01/01/2009 to 12/31/2009          7.666872           9.296538         6,412,208.1800
01/01/2010 to 12/31/2010          9.296538          10.040347         7,414,291.3554
01/01/2011 to 12/31/2011         10.040347           9.885409         6,888,105.6463
01/01/2012 to 12/31/2012          9.885409          10.765856         6,344,947.1232
01/01/2013 to 12/31/2013         10.765856          12.009466         5,941,123.4244
01/01/2014 to 12/31/2014         12.009466          12.520354         5,519,929.3776
01/01/2015 to 12/31/2015         12.520354          12.213823         4,899,583.7886
01/01/2016 to 12/31/2016         12.213823          12.843658         4,788,458.0306
01/01/2017 to 12/31/2017         12.843658          14.257815         4,161,324.9758
--------------------------       ---------          ---------         --------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.113091          11.492134        11,347,962.7076
01/01/2013 to 12/31/2013         11.492134          10.909788         8,044,991.6999
01/01/2014 to 12/31/2014         10.909788          11.149090         6,600,461.7443
01/01/2015 to 12/31/2015         11.149090           9.906825         5,077,637.6431
01/01/2016 to 12/31/2016          9.906825          10.607334         4,500,670.2739
01/01/2017 to 12/31/2017         10.607334          11.445606         4,054,739.4641
--------------------------       ---------          ---------        ---------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.939093          10.236873        11,694,984.7966
01/01/2013 to 12/31/2013         10.236873          11.096263        11,047,910.5106
01/01/2014 to 12/31/2014         11.096263          11.548820        10,025,429.9797
01/01/2015 to 12/31/2015         11.548820          11.336124         9,336,715.9611
01/01/2016 to 12/31/2016         11.336124          11.633112         8,512,617.3193
01/01/2017 to 12/31/2017         11.633112          12.953256         7,579,751.3027
--------------------------       ---------          ---------        ---------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         16.140545          12.045782            63,449.2645
01/01/2009 to 12/31/2009         12.045782          17.358689           478,831.8600
01/01/2010 to 12/31/2010         17.358689          19.748068           660,198.8705
01/01/2011 to 12/31/2011         19.748068          19.861185           870,932.7152
01/01/2012 to 12/31/2012         19.861185          22.743320           981,519.8349
01/01/2013 to 12/31/2013         22.743320          24.434687           830,339.2561
01/01/2014 to 12/31/2014         24.434687          24.802021           596,045.2187
01/01/2015 to 12/31/2015         24.802021          23.385369           586,471.2775
01/01/2016 to 12/31/2016         23.385369          26.191865           651,769.4115
01/01/2017 to 12/31/2017         26.191865          27.735947           614,188.3058
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
100 SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.086132           7.610366         6,490,225.9388
01/01/2009 to 12/31/2009          7.610366           9.919738         6,596,854.5000
01/01/2010 to 12/31/2010          9.919738          11.356251         6,341,797.8258
01/01/2011 to 12/31/2011         11.356251          10.515063         6,261,087.1205
01/01/2012 to 12/31/2012         10.515063          12.061485         5,606,319.8885
01/01/2013 to 12/31/2013         12.061485          15.349577         5,575,504.0722
01/01/2014 to 12/31/2014         15.349577          15.850816         5,069,985.6793
01/01/2015 to 12/31/2015         15.850816          15.263021         4,614,295.0948
01/01/2016 to 12/31/2016         15.263021          16.344835         4,024,702.7736
01/01/2017 to 12/31/2017         16.344835          19.745867         3,646,917.1746
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          9.965951          10.403852        11,258,006.2754
01/01/2013 to 12/31/2013         10.403852          11.691635        14,685,723.6325
01/01/2014 to 12/31/2014         11.691635          12.597290        14,755,323.6626
01/01/2015 to 12/31/2015         12.597290          11.872752        13,963,572.9500
01/01/2016 to 12/31/2016         11.872752          12.642725        13,075,071.6191
01/01/2017 to 12/31/2017         12.642725          14.701682        12,340,386.5334
--------------------------       ---------          ---------        ---------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE SMALL CAP VALUE
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         17.056395          11.761385        1,817,125.4864
01/01/2009 to 12/31/2009         11.761385          14.614344        1,803,390.9400
01/01/2010 to 12/31/2010         14.614344          17.218453        1,788,638.5263
01/01/2011 to 12/31/2011         17.218453          15.400050        1,745,938.9641
01/01/2012 to 12/31/2012         15.400050          17.853291        1,477,939.5884
01/01/2013 to 12/31/2013         17.853291          23.236144        1,236,327.3402
01/01/2014 to 12/31/2014         23.236144          23.224704        1,048,635.0053
01/01/2015 to 12/31/2015         23.224704          21.587449          891,044.7786
01/01/2016 to 12/31/2016         21.587449          27.843274          767,078.9633
01/01/2017 to 12/31/2017         27.843274          30.562709          687,514.2546
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/ABERDEEN
EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))
01/01/2008 to 12/31/2008         14.033128           6.131668          684,455.5441
01/01/2009 to 12/31/2009          6.131668          10.179606        1,107,585.9100
01/01/2010 to 12/31/2010         10.179606          12.369549        1,467,135.4771
01/01/2011 to 12/31/2011         12.369549           9.881769        1,629,712.7032
01/01/2012 to 12/31/2012          9.881769          11.544206        1,554,775.7798
01/01/2013 to 12/31/2013         11.544206          10.778868        1,596,472.0004
01/01/2014 to 12/31/2014         10.778868           9.901143        1,558,190.3139
01/01/2015 to 12/31/2015          9.901143           8.385404        1,612,334.0163
01/01/2016 to 12/31/2016          8.385404           9.187708        1,437,497.2226
01/01/2017 to 12/31/2017          9.187708          11.586489        1,328,325.3335
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B) (FORMERLY MET/EATON VANCE
FLOATING RATE SUB-ACCOUNT (CLASS B))
05/03/2010 to 12/31/2010          9.997603          10.198534          192,719.0026
01/01/2011 to 12/31/2011         10.198534          10.223228          416,310.5234
01/01/2012 to 12/31/2012         10.223228          10.781338          538,503.6132
01/01/2013 to 12/31/2013         10.781338          11.000723          617,200.0755
01/01/2014 to 12/31/2014         11.000723          10.889452          409,711.8571
01/01/2015 to 12/31/2015         10.889452          10.611186          554,028.0772
01/01/2016 to 12/31/2016         10.611186          11.393584          580,528.7140
01/01/2017 to 12/31/2017         11.393584          11.608196          639,781.2203
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))
05/02/2011 to 12/31/2011          9.987604           9.743895          174,811.0396
01/01/2012 to 12/31/2012          9.743895           9.995045          363,101.3683
01/01/2013 to 12/31/2013          9.995045           9.935655        1,084,378.0769
01/01/2014 to 12/31/2014          9.935655           9.866566        1,217,483.6779
01/01/2015 to 12/31/2015          9.866566           9.635047        1,639,593.8880
01/01/2016 to 12/31/2016          9.635047           9.764572        1,436,270.8923
01/01/2017 to 12/31/2017          9.764572           9.723415        1,476,396.0589
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON
INTERNATIONAL BOND SUB-ACCOUNT (CLASS
 B))
05/04/2009 to 12/31/2009          9.998082          10.871607           33,709.3600
01/01/2010 to 12/31/2010         10.871607          12.129841          150,154.6529
01/01/2011 to 12/31/2011         12.129841          11.880428          123,804.7905
01/01/2012 to 12/31/2012         11.880428          13.341128           79,334.4361
01/01/2013 to 12/31/2013         13.341128          13.245689           77,744.4143
01/01/2014 to 12/31/2014         13.245689          13.164349           73,911.1003
01/01/2015 to 12/31/2015         13.164349          12.397834           71,298.4042
01/01/2016 to 12/31/2016         12.397834          12.289311           67,262.3202
01/01/2017 to 12/31/2017         12.289311          12.093585           62,707.8252
--------------------------       ---------          ---------        --------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          16.093623           9.223364          622,936.2140
01/01/2009 to 12/31/2009           9.223364          12.211480          648,040.3300
01/01/2010 to 12/31/2010          12.211480          13.932543          685,456.0405
01/01/2011 to 12/31/2011          13.932543          12.926451          700,323.8114
01/01/2012 to 12/31/2012          12.926451          16.002101          679,389.0126
01/01/2013 to 12/31/2013          16.002101          16.282017          613,726.2284
01/01/2014 to 12/31/2014          16.282017          18.122311          766,114.7711
01/01/2015 to 12/31/2015          18.122311          17.558323          698,274.6675
01/01/2016 to 12/31/2016          17.558323          17.404553          659,523.4915
01/01/2017 to 12/31/2017          17.404553          18.941275          617,036.9436
--------------------------        ---------          ---------          ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008           7.680812           4.599793        1,377,219.8223
01/01/2009 to 12/31/2009           4.599793           6.009860        1,325,321.0600
01/01/2010 to 12/31/2010           6.009860           7.310444        1,348,207.2206
01/01/2011 to 12/31/2011           7.310444           7.417176        2,092,369.8231
01/01/2012 to 12/31/2012           7.417176           8.636667        1,876,364.4859
01/01/2013 to 12/31/2013           8.636667          12.357081        2,349,066.1444
01/01/2014 to 12/31/2014          12.357081          14.436842        2,617,829.6241
01/01/2015 to 12/31/2015          14.436842          13.613734        2,596,366.5865
01/01/2016 to 12/31/2016          13.613734          13.736148        2,293,067.4522
01/01/2017 to 12/31/2017          13.736148          15.983387        2,044,022.7552
--------------------------        ---------          ---------        --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         137.018308         140.581867           10,624.6157
01/01/2011 to 12/31/2011         140.581867         127.724425           16,857.9907
01/01/2012 to 12/31/2012         127.724425         153.754409           22,053.2380
01/01/2013 to 12/31/2013         153.754409         194.579444           26,499.0277
01/01/2014 to 04/25/2014         194.579444         202.393676                0.0000
--------------------------       ----------         ----------        --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          10.283068           4.585552          554,297.9649
01/01/2009 to 12/31/2009           4.585552           6.216925          652,519.2600
01/01/2010 to 12/31/2010           6.216925           6.557220          652,925.8722
01/01/2011 to 04/29/2011           6.557220           6.964406                0.0000
--------------------------       ----------         ----------        --------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          19.077046          11.081126        2,186,620.7535
01/01/2009 to 12/31/2009          11.081126          16.884571        2,285,000.0700
01/01/2010 to 12/31/2010          16.884571          19.316214        2,291,484.2055
01/01/2011 to 12/31/2011          19.316214          16.275690        2,315,908.7036
01/01/2012 to 12/31/2012          16.275690          20.670059        2,030,456.0944
01/01/2013 to 12/31/2013          20.670059          26.504545        1,937,964.8981
01/01/2014 to 12/31/2014          26.504545          24.536719        1,902,582.2460
01/01/2015 to 12/31/2015          24.536719          23.020700        1,768,822.4687
01/01/2016 to 12/31/2016          23.020700          24.471249        1,625,716.8478
01/01/2017 to 12/31/2017          24.471249          31.365374        1,459,735.3285
--------------------------       ----------         ----------        --------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012           1.010655           1.045471       13,589,493.2558
01/01/2013 to 12/31/2013           1.045471           1.046454       15,261,092.5902
01/01/2014 to 12/31/2014           1.046454           1.085687       13,343,071.8871
01/01/2015 to 12/31/2015           1.085687           1.021990       12,326,232.6915
01/01/2016 to 12/31/2016           1.021990           1.121928       14,226,390.9689
01/01/2017 to 12/31/2017           1.121928           1.212775       13,467,958.6054
--------------------------       ----------         ----------       ---------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.419472           7.191079           588,494.4139
01/01/2009 to 12/31/2009          7.191079           8.945174           825,956.7100
01/01/2010 to 12/31/2010          8.945174          10.097738           887,283.3967
01/01/2011 to 12/31/2011         10.097738           9.777703           958,064.8916
01/01/2012 to 12/31/2012          9.777703          11.386622         1,057,626.4723
01/01/2013 to 12/31/2013         11.386622          15.149305         1,014,461.6831
01/01/2014 to 12/31/2014         15.149305          16.272764         1,419,527.6653
01/01/2015 to 12/31/2015         16.272764          15.035650         1,501,128.4135
01/01/2016 to 12/31/2016         15.035650          17.330567         1,508,561.1568
01/01/2017 to 12/31/2017         17.330567          20.099839         1,348,478.6999
--------------------------       ---------          ---------         --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.686028           9.443675           868,227.7341
01/01/2009 to 12/31/2009          9.443675          12.418277           895,988.1400
01/01/2010 to 12/31/2010         12.418277          15.398109           846,016.4778
01/01/2011 to 12/31/2011         15.398109          14.967924           864,736.8237
01/01/2012 to 12/31/2012         14.967924          17.388169           784,137.3610
01/01/2013 to 12/31/2013         17.388169          23.951394           745,938.6184
01/01/2014 to 12/31/2014         23.951394          25.397771           657,045.6631
01/01/2015 to 12/31/2015         25.397771          24.530441           600,854.5033
01/01/2016 to 12/31/2016         24.530441          26.861220           583,220.6116
01/01/2017 to 12/31/2017         26.861220          33.083429           509,380.0986
--------------------------       ---------          ---------         --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         11.037623          10.474723         2,046,645.1401
01/01/2014 to 12/31/2014         10.474723          10.817135         1,908,590.6666
01/01/2015 to 12/31/2015         10.817135          10.680816         1,482,994.2190
01/01/2016 to 12/31/2016         10.680816          10.729571         1,450,260.0646
01/01/2017 to 12/31/2017         10.729571          10.893117         1,365,342.4832
--------------------------       ---------          ---------         --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS
C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.038080           8.930842           431,668.6010
01/01/2009 to 12/31/2009          8.930842           9.839740         1,765,576.4200
01/01/2010 to 12/31/2010          9.839740          10.258953         2,205,932.0204
01/01/2011 to 12/31/2011         10.258953          10.665052         2,868,667.9830
01/01/2012 to 12/31/2012         10.665052          10.994233         2,799,901.7734
01/01/2013 to 04/26/2013         10.994233          10.965528                 0.0000
--------------------------       ---------          ---------         --------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012709           1.047513         5,781,678.2976
01/01/2013 to 12/31/2013          1.047513           1.142433        17,565,443.6952
01/01/2014 to 12/31/2014          1.142433           1.200926        20,522,830.2597
01/01/2015 to 12/31/2015          1.200926           1.190645        21,235,917.2204
01/01/2016 to 12/31/2016          1.190645           1.203955        20,275,621.1757
01/01/2017 to 12/31/2017          1.203955           1.380204        18,640,597.9273
--------------------------       ---------          ---------        ---------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.958474           7.734002           574,062.5074
01/01/2009 to 12/31/2009          7.734002          10.701942           674,507.5800
01/01/2010 to 12/31/2010         10.701942          12.831376           989,430.4260
01/01/2011 to 12/31/2011         12.831376          12.422254           897,186.6595
01/01/2012 to 12/31/2012         12.422254          14.272304           804,009.2089
01/01/2013 to 12/31/2013         14.272304          16.426933           684,376.7472
01/01/2014 to 12/31/2014         16.426933          16.701626           574,929.7539
01/01/2015 to 12/31/2015         16.701626          16.613369           499,172.6241
01/01/2016 to 12/31/2016         16.613369          17.105049           417,506.6311
01/01/2017 to 12/31/2017         17.105049          20.670092           349,342.0341
--------------------------       ---------          ---------        ---------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.077893           1.124426        4,035,944.2235
01/01/2014 to 12/31/2014          1.124426           1.207247        8,831,029.0449
01/01/2015 to 12/31/2015          1.207247           1.171927        9,947,645.3200
01/01/2016 to 12/31/2016          1.171927           1.201823        9,640,467.1588
01/01/2017 to 12/31/2017          1.201823           1.364606        9,326,316.7891
--------------------------        --------           --------        --------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         17.512947           9.917813        1,735,239.5436
01/01/2009 to 12/31/2009          9.917813          12.822103        1,657,959.1500
01/01/2010 to 12/31/2010         12.822103          14.036777        1,558,754.1578
01/01/2011 to 12/31/2011         14.036777          12.315804        1,451,252.3352
01/01/2012 to 12/31/2012         12.315804          14.122923        1,356,246.8699
01/01/2013 to 12/31/2013         14.122923          16.550500        1,220,678.8154
01/01/2014 to 12/31/2014         16.550500          15.133116        1,100,374.5092
01/01/2015 to 12/31/2015         15.133116          14.606784        1,037,707.0313
01/01/2016 to 12/31/2016         14.606784          14.227740          951,290.4147
01/01/2017 to 12/31/2017         14.227740          17.918161          818,774.5442
--------------------------       ---------          ---------        --------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999760           1.033089                0.0000
01/01/2015 to 12/31/2015          1.033089           0.959564          177,860.9089
01/01/2016 to 12/31/2016          0.959564           1.047802        2,545,765.7390
01/01/2017 to 12/31/2017          1.047802           1.159392        2,824,830.6850
--------------------------       ---------          ---------        --------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.933208          10.917813        2,251,813.4076
01/01/2009 to 12/31/2009         10.917813          12.664811        3,251,441.7700
01/01/2010 to 12/31/2010         12.664811          13.411023        3,828,808.8985
01/01/2011 to 12/31/2011         13.411023          14.647270        3,925,981.3901
01/01/2012 to 12/31/2012         14.647270          15.706100        3,926,677.4296
01/01/2013 to 12/31/2013         15.706100          14.002111        3,292,234.6182
01/01/2014 to 12/31/2014         14.002111          14.157275        2,842,547.0512
01/01/2015 to 12/31/2015         14.157275          13.479002        2,435,278.1898
01/01/2016 to 12/31/2016         13.479002          13.905304        2,252,194.0343
01/01/2017 to 12/31/2017         13.905304          14.138586        2,262,643.9417
--------------------------       ---------          ---------        --------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.030449          12.856283        3,279,295.3815
01/01/2009 to 12/31/2009         12.856283          14.910936        6,136,350.1700
01/01/2010 to 12/31/2010         14.910936          15.849486        7,981,182.9396
01/01/2011 to 12/31/2011         15.849486          16.068936        7,781,167.3270
01/01/2012 to 12/31/2012         16.068936          17.252528        7,561,249.3533
01/01/2013 to 12/31/2013         17.252528          16.628506        6,568,373.0291
01/01/2014 to 12/31/2014         16.628506          17.024993        5,751,741.4106
01/01/2015 to 12/31/2015         17.024993          16.730484        4,325,908.6290
01/01/2016 to 12/31/2016         16.730484          16.869299        3,916,493.3498
01/01/2017 to 12/31/2017         16.869299          17.323540        3,958,841.3765
--------------------------       ---------          ---------        --------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.734635          10.875038        2,787,496.6231
01/01/2013 to 12/31/2013         10.875038          10.203401        1,546,251.6604
01/01/2014 to 12/31/2014         10.203401          10.784057        1,470,145.5307
01/01/2015 to 12/31/2015         10.784057          10.642551        1,256,532.6004
01/01/2016 to 12/31/2016         10.642551          10.595690        1,238,912.6121
01/01/2017 to 12/31/2017         10.595690          10.683085        1,062,111.3225
--------------------------       ---------          ---------        --------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(Reg.
TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.215119          10.726847           285,431.0588
01/01/2014 to 12/31/2014         10.726847          11.451591           602,332.8281
01/01/2015 to 12/31/2015         11.451591          11.112109         2,008,844.4763
01/01/2016 to 12/31/2016         11.112109          11.417906         1,916,016.7790
01/01/2017 to 12/31/2017         11.417906          13.068566         1,817,169.3874
--------------------------       ---------          ---------         --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010688           1.065582         6,185,048.1704
01/01/2013 to 12/31/2013          1.065582           1.152969        15,375,194.1818
01/01/2014 to 12/31/2014          1.152969           1.220650        15,798,590.7675
01/01/2015 to 12/31/2015          1.220650           1.188929        21,496,129.4921
01/01/2016 to 12/31/2016          1.188929           1.234350        20,030,101.6592
01/01/2017 to 12/31/2017          1.234350           1.386406        18,464,883.5768
--------------------------       ---------          ---------        ---------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          8.314090           8.474073            19,886.2648
01/01/2009 to 12/31/2009          8.474073          10.399444         1,426,873.3400
01/01/2010 to 12/31/2010         10.399444          11.469830         2,651,157.7338
01/01/2011 to 12/31/2011         11.469830          11.390862         3,418,486.3701
01/01/2012 to 12/31/2012         11.390862          12.629955         3,190,895.8286
01/01/2013 to 12/31/2013         12.629955          14.015779         2,715,902.3492
01/01/2014 to 12/31/2014         14.015779          14.573082         2,572,478.0647
01/01/2015 to 12/31/2015         14.573082          14.039123         2,255,037.4453
01/01/2016 to 12/31/2016         14.039123          14.593535         2,070,850.8473
01/01/2017 to 12/31/2017         14.593535          16.615538         1,866,877.0784
--------------------------       ---------          ---------        ---------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          7.698088           7.769023            17,504.5765
01/01/2009 to 12/31/2009          7.769023           9.855748         1,015,436.6800
01/01/2010 to 12/31/2010          9.855748          11.055654         1,566,354.6843
01/01/2011 to 12/31/2011         11.055654          10.632939         2,207,831.6137
01/01/2012 to 12/31/2012         10.632939          12.018082         2,284,146.2814
01/01/2013 to 12/31/2013         12.018082          13.943906         2,271,589.9336
01/01/2014 to 12/31/2014         13.943906          14.439035         2,188,708.7904
01/01/2015 to 12/31/2015         14.439035          13.860629         1,603,432.1289
01/01/2016 to 12/31/2016         13.860629          14.557192         1,426,111.1610
01/01/2017 to 12/31/2017         14.557192          17.114432         1,357,580.1376
--------------------------       ---------          ---------        ---------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         56.676164          35.456933           791,091.4221
01/01/2009 to 12/31/2009         35.456933          41.250240           762,544.7100
01/01/2010 to 12/31/2010         41.250240          47.433661           707,005.2441
01/01/2011 to 12/31/2011         47.433661          44.743119           635,043.3189
01/01/2012 to 12/31/2012         44.743119          51.866902           590,548.9292
01/01/2013 to 12/31/2013         51.866902          68.181976           576,258.1376
01/01/2014 to 12/31/2014         68.181976          75.897068           553,574.9940
01/01/2015 to 12/31/2015         75.897068          71.905935           475,033.8810
01/01/2016 to 12/31/2016         71.905935          81.924301           428,228.3129
01/01/2017 to 12/31/2017         81.924301          94.151854           400,128.5029
--------------------------       ---------          ---------        ---------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          9.550114           5.653832        2,780,607.6667
01/01/2009 to 12/31/2009          5.653832           8.082081        3,649,187.0500
01/01/2010 to 12/31/2010          8.082081          10.140573        3,625,910.2671
01/01/2011 to 12/31/2011         10.140573           9.800815        3,511,330.1040
01/01/2012 to 12/31/2012          9.800815          10.947584        3,188,985.7697
01/01/2013 to 12/31/2013         10.947584          14.692799        2,834,434.2261
01/01/2014 to 12/31/2014         14.692799          16.282305        2,386,281.0893
01/01/2015 to 12/31/2015         16.282305          17.067600        1,947,980.7300
01/01/2016 to 12/31/2016         17.067600          17.813988        1,749,731.6766
01/01/2017 to 12/31/2017         17.813988          21.837405        1,490,433.5439
--------------------------       ---------          ---------        --------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008         24.259921          15.945964           75,217.6085
01/01/2009 to 12/31/2009         15.945964          19.827088          140,201.6200
01/01/2010 to 12/31/2010         19.827088          24.457039          184,270.7338
01/01/2011 to 12/31/2011         24.457039          23.144786          209,167.5949
01/01/2012 to 12/31/2012         23.144786          26.083594          169,738.4607
01/01/2013 to 12/31/2013         26.083594          33.398816          144,128.0560
01/01/2014 to 12/31/2014         33.398816          35.984283          195,788.3785
01/01/2015 to 12/31/2015         35.984283          32.184148          222,380.3688
01/01/2016 to 12/31/2016         32.184148          36.529158          230,168.7809
01/01/2017 to 12/31/2017         36.529158          39.298482          216,608.5816
--------------------------       ---------          ---------        --------------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)(FORMERLY GOLDMAN SACHS MID
CAP VALUE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         15.211790           9.554730        1,047,271.3928
01/01/2009 to 12/31/2009          9.554730          12.421876          914,513.7100
01/01/2010 to 12/31/2010         12.421876          15.164455          953,902.7563
01/01/2011 to 12/31/2011         15.164455          13.964054        1,012,675.9693
01/01/2012 to 12/31/2012         13.964054          16.206485          904,895.6265
01/01/2013 to 12/31/2013         16.206485          21.125154          789,284.0815
01/01/2014 to 12/31/2014         21.125154          23.504834          706,298.1781
01/01/2015 to 12/31/2015         23.504834          20.990857          584,483.8168
01/01/2016 to 12/31/2016         20.990857          23.346014          519,154.7064
01/01/2017 to 12/31/2017         23.346014          25.417609          449,078.5181
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         12.042406          13.184184        1,426,311.2961
01/01/2014 to 12/31/2014         13.184184          12.522304        1,302,313.9885
01/01/2015 to 12/31/2015         12.522304          12.038017          916,231.5728
01/01/2016 to 12/31/2016         12.038017          12.426654          901,842.0619
01/01/2017 to 12/31/2017         12.426654          16.472381          766,786.7280
--------------------------       ---------          ---------        --------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.088078           6.040337        1,015,634.4937
01/01/2009 to 12/31/2009          6.040337           8.461583        2,114,373.0600
01/01/2010 to 12/31/2010          8.461583           8.888011        2,557,917.2400
01/01/2011 to 12/31/2011          8.888011           7.486399        2,632,595.1694
01/01/2012 to 12/31/2012          7.486399           8.638908        2,334,416.1737
01/01/2013 to 04/26/2013          8.638908           8.949795                0.0000
--------------------------       ---------          ---------        --------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         10.488684          10.574117         8,674,989.1980
01/01/2009 to 12/31/2009         10.574117          10.416985         7,594,313.0900
01/01/2010 to 12/31/2010         10.416985          10.236266         7,145,063.9622
01/01/2011 to 12/31/2011         10.236266          10.059165         7,458,604.0332
01/01/2012 to 12/31/2012         10.059165           9.883705         5,071,405.9321
01/01/2013 to 12/31/2013          9.883705           9.712238         4,624,974.0332
01/01/2014 to 12/31/2014          9.712238           9.543745         4,196,690.0924
01/01/2015 to 12/31/2015          9.543745           9.378175         4,718,394.5202
01/01/2016 to 12/31/2016          9.378175           9.225813         3,790,678.8024
01/01/2017 to 12/31/2017          9.225813           9.123732         3,095,629.1572
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
20 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         13.513985          13.749101           398,211.0802
01/01/2015 to 12/31/2015         13.749101          13.431465           632,648.8426
01/01/2016 to 12/31/2016         13.431465          13.796365           722,498.8665
01/01/2017 to 12/31/2017         13.796365          14.497549           947,110.1965
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.526954           8.987380        15,011,543.6110
01/01/2009 to 12/31/2009          8.987380          10.854598        16,266,071.9600
01/01/2010 to 12/31/2010         10.854598          11.829251        16,834,585.9602
01/01/2011 to 12/31/2011         11.829251          11.830850        16,592,336.7208
01/01/2012 to 12/31/2012         11.830850          12.892990        15,754,783.9479
01/01/2013 to 12/31/2013         12.892990          13.819648        11,939,087.0285
01/01/2014 to 04/25/2014         13.819648          13.917987                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.020101           8.690395        20,868,660.8164
01/01/2009 to 12/31/2009          8.690395          10.767338        22,934,911.6400
01/01/2010 to 12/31/2010         10.767338          11.892574        23,439,387.5385
01/01/2011 to 12/31/2011         11.892574          11.673042        22,281,647.5233
01/01/2012 to 12/31/2012         11.673042          12.891083        20,830,452.2319
01/01/2013 to 12/31/2013         12.891083          14.469509        18,712,679.6285
01/01/2014 to 04/25/2014         14.469509          14.517559                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.099853          14.460114        27,235,792.0427
01/01/2015 to 12/31/2015         14.460114          14.056737        23,681,147.8920
01/01/2016 to 12/31/2016         14.056737          14.653790        21,188,140.9937
01/01/2017 to 12/31/2017         14.653790          15.932804        18,177,563.4982
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.402700           8.294780        55,515,384.9696
01/01/2009 to 12/31/2009          8.294780          10.460525        55,632,695.2600
01/01/2010 to 12/31/2010         10.460525          11.675611        56,099,136.6667
01/01/2011 to 12/31/2011         11.675611          11.278110        53,830,140.2053
01/01/2012 to 12/31/2012         11.278110          12.625255        49,469,018.7129
01/01/2013 to 12/31/2013         12.625255          14.815420        46,086,627.2914
01/01/2014 to 04/25/2014         14.815420          14.819885                 0.0000
--------------------------       ---------          ---------        ---------------


                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT            UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD           END OF PERIOD
                              ---------------    ---------------    ------------------
BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.499935          14.983098        41,981,591.6753
01/01/2015 to 12/31/2015         14.983098          14.536495        37,725,005.2600
01/01/2016 to 12/31/2016         14.536495          15.299267        33,780,770.7279
01/01/2017 to 12/31/2017         15.299267          17.249415        30,108,742.1825
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.054701           7.969996        68,454,250.9118
01/01/2009 to 12/31/2009          7.969996          10.188952        63,822,858.2600
01/01/2010 to 12/31/2010         10.188952          11.563163        60,628,677.9788
01/01/2011 to 12/31/2011         11.563163          10.922825        55,720,605.5803
01/01/2012 to 12/31/2012         10.922825          12.419539        50,881,185.5886
01/01/2013 to 12/31/2013         12.419539          15.366779        50,261,141.0705
01/01/2014 to 04/25/2014         15.366779          15.287812                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON
FOUNDING STRATEGY SUB-ACCOUNT (CLASS
 B))
04/28/2008 to 12/31/2008          9.998082           7.016687         3,285,606.2257
01/01/2009 to 12/31/2009          7.016687           8.863588         3,853,634.2000
01/01/2010 to 12/31/2010          8.863588           9.584867         3,789,520.2468
01/01/2011 to 12/31/2011          9.584867           9.253106         3,758,850.3330
01/01/2012 to 12/31/2012          9.253106          10.557734         3,604,520.1753
01/01/2013 to 04/26/2013         10.557734          11.353330                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.473789          15.042373        49,683,117.7582
01/01/2015 to 12/31/2015         15.042373          14.530683        45,266,188.4692
01/01/2016 to 12/31/2016         14.530683          15.441002        40,816,532.0544
01/01/2017 to 12/31/2017         15.441002          18.081453        36,476,448.6870
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/ARTISAN MID CAP
VALUE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         16.206575           8.577913         1,563,693.7824
01/01/2009 to 12/31/2009          8.577913          11.901726         1,401,945.3300
01/01/2010 to 12/31/2010         11.901726          13.421612         1,229,563.7787
01/01/2011 to 12/31/2011         13.421612          14.045289         1,191,623.4151
01/01/2012 to 12/31/2012         14.045289          15.398682         1,062,669.8414
01/01/2013 to 12/31/2013         15.398682          20.656077           909,699.7145
01/01/2014 to 12/31/2014         20.656077          20.637482           790,769.0743
01/01/2015 to 12/31/2015         20.637482          18.319423           676,231.8833
01/01/2016 to 12/31/2016         18.319423          22.079394           612,201.6575
01/01/2017 to 12/31/2017         22.079394          24.418175           547,843.2687
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008         10.064695          10.129881             2,241.7275
01/01/2009 to 12/31/2009         10.129881          14.206229            80,553.9500
01/01/2010 to 12/31/2010         14.206229          17.113440           171,671.0437
01/01/2011 to 12/31/2011         17.113440          14.083849           248,471.2541
01/01/2012 to 12/31/2012         14.083849          16.315960           207,967.0234
01/01/2013 to 12/31/2013         16.315960          20.458437           221,011.9658
01/01/2014 to 12/31/2014         20.458437          18.757640           232,794.9276
01/01/2015 to 12/31/2015         18.757640          19.493020           205,998.3742
01/01/2016 to 12/31/2016         19.493020          20.270913           166,721.8583
01/01/2017 to 12/31/2017         20.270913          25.985438           173,881.3627
--------------------------       ---------          ---------        ---------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B))
05/02/2016 to 12/31/2016         21.897491          22.236591          161,372.5621
01/01/2017 to 12/31/2017         22.236591          25.962156          158,345.7145
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
B))
05/04/2009 to 12/31/2009         12.701227          15.535332            3,875.2400
01/01/2010 to 12/31/2010         15.535332          17.698021           26,069.9948
01/01/2011 to 12/31/2011         17.698021          16.544278           60,241.1375
01/01/2012 to 12/31/2012         16.544278          17.942723           67,625.4960
01/01/2013 to 12/31/2013         17.942723          23.399440           73,838.0464
01/01/2014 to 12/31/2014         23.399440          25.507070           71,817.6008
01/01/2015 to 12/31/2015         25.507070          25.001745           88,874.7119
01/01/2016 to 04/29/2016         25.001745          25.128938                0.0000
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))
01/01/2008 to 12/31/2008         14.699041           8.744157        3,925,289.2989
01/01/2009 to 12/31/2009          8.744157          11.327250        4,391,993.2300
01/01/2010 to 12/31/2010         11.327250          12.446164        4,352,583.2105
01/01/2011 to 12/31/2011         12.446164          11.719538        4,247,790.9302
01/01/2012 to 12/31/2012         11.719538          12.977808        3,639,505.8002
01/01/2013 to 12/31/2013         12.977808          17.028538        3,085,462.6997
01/01/2014 to 12/31/2014         17.028538          18.481165        2,606,206.0746
01/01/2015 to 12/31/2015         18.481165          18.572178        1,988,409.4220
01/01/2016 to 12/31/2016         18.572178          19.555289        1,729,777.6836
01/01/2017 to 12/31/2017         19.555289          22.852853        1,450,459.0248
--------------------------       ---------          ---------        --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.555344          17.310581          397,566.6573
01/01/2014 to 12/31/2014         17.310581          18.860303          369,417.9991
01/01/2015 to 12/31/2015         18.860303          19.015748          330,210.5036
01/01/2016 to 12/31/2016         19.015748          19.649625          302,023.5369
01/01/2017 to 12/31/2017         19.649625          24.124685          267,058.2634
--------------------------       ---------          ---------        --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT
(CLASS B))
01/01/2008 to 12/31/2008         15.429601           7.838404          587,465.1747
01/01/2009 to 12/31/2009          7.838404          11.335295          545,087.9400
01/01/2010 to 12/31/2010         11.335295          14.164443          532,004.1929
01/01/2011 to 12/31/2011         14.164443          12.880067          547,371.3652
01/01/2012 to 12/31/2012         12.880067          13.417273          476,470.8879
01/01/2013 to 04/26/2013         13.417273          14.461751                0.0000
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.772482           7.963454        1,551,252.8603
01/01/2009 to 12/31/2009          7.963454          10.921265        1,781,708.2000
01/01/2010 to 12/31/2010         10.921265          11.946084        1,712,164.2410
01/01/2011 to 12/31/2011         11.946084          11.765296        1,571,504.4441
01/01/2012 to 12/31/2012         11.765296          13.358605        2,574,947.6990
01/01/2013 to 12/31/2013         13.358605          17.948732        2,333,821.9085
01/01/2014 to 12/31/2014         17.948732          19.179453        2,023,452.4397
01/01/2015 to 12/31/2015         19.179453          20.833099        1,710,224.0089
01/01/2016 to 12/31/2016         20.833099          20.445118        1,572,748.2896
01/01/2017 to 12/31/2017         20.445118          27.523129        1,325,820.8842
--------------------------       ---------          ---------        --------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          9.978019           5.705506          516,683.5299
01/01/2009 to 12/31/2009          5.705506           6.910104          488,094.0900
01/01/2010 to 12/31/2010          6.910104           7.834937          414,301.6397
01/01/2011 to 12/31/2011          7.834937           7.403653          476,446.3291
01/01/2012 to 12/31/2012          7.403653           8.196467          371,920.3657
01/01/2013 to 04/26/2013          8.196467           8.798666                0.0000
--------------------------        --------           --------          ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.090152           5.359740        2,538,996.6980
01/01/2009 to 12/31/2009          5.359740           7.568480        2,330,307.4300
01/01/2010 to 12/31/2010          7.568480           8.136100        2,020,755.9839
01/01/2011 to 12/31/2011          8.136100           7.884860        1,836,098.7767
01/01/2012 to 04/27/2012          7.884860           8.860339                0.0000
--------------------------       ---------           --------        --------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         13.897321          14.351824          100,634.9100
01/01/2010 to 12/31/2010         14.351824          14.899780          302,749.3567
01/01/2011 to 12/31/2011         14.899780          15.688931          468,494.1809
01/01/2012 to 12/31/2012         15.688931          15.967684          558,690.0426
01/01/2013 to 12/31/2013         15.967684          15.287359          578,517.1887
01/01/2014 to 12/31/2014         15.287359          15.842341          665,699.0394
01/01/2015 to 12/31/2015         15.842341          15.558733          733,545.1804
01/01/2016 to 12/31/2016         15.558733          15.607822          780,822.8603
01/01/2017 to 12/31/2017         15.607822          15.788352          698,619.3520
--------------------------       ---------          ---------        --------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.743176          13.360309           41,765.7400
01/01/2010 to 12/31/2010         13.360309          16.531427          102,177.0255
01/01/2011 to 12/31/2011         16.531427          15.881398          128,276.6954
01/01/2012 to 12/31/2012         15.881398          18.298861          139,688.8559
01/01/2013 to 12/31/2013         18.298861          23.871000          261,800.7353
01/01/2014 to 12/31/2014         23.871000          25.617806          229,419.4811
01/01/2015 to 12/31/2015         25.617806          24.499360          289,364.1737
01/01/2016 to 12/31/2016         24.499360          28.909188          273,329.2459
01/01/2017 to 12/31/2017         28.909188          32.841772          256,357.5403
--------------------------       ---------          ---------        --------------

METLIFE MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(Reg. TM) INDEX
SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009          8.895451          11.436663          126,443.0400
01/01/2010 to 12/31/2010         11.436663          12.110959          202,589.2940
01/01/2011 to 12/31/2011         12.110959          10.395367          235,818.5508
01/01/2012 to 12/31/2012         10.395367          12.046530          216,782.3733
01/01/2013 to 12/31/2013         12.046530          14.375224          363,515.0324
01/01/2014 to 12/31/2014         14.375224          13.231571          404,245.0967
01/01/2015 to 12/31/2015         13.231571          12.831574          549,557.6176
01/01/2016 to 12/31/2016         12.831574          12.731112          526,679.1645
01/01/2017 to 12/31/2017         12.731112          15.581600          500,262.2381
--------------------------       ---------          ---------        --------------

METLIFE RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(Reg. TM)
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         11.026831          13.541011           38,651.6900
01/01/2010 to 12/31/2010         13.541011          16.838547          117,877.3557
01/01/2011 to 12/31/2011         16.838547          15.830866          164,138.9444
01/01/2012 to 12/31/2012         15.830866          18.035140          207,293.7913
01/01/2013 to 12/31/2013         18.035140          24.478371          266,413.3726
01/01/2014 to 12/31/2014         24.478371          25.191460          288,739.3013
01/01/2015 to 12/31/2015         25.191460          23.631436          297,183.2617
01/01/2016 to 12/31/2016         23.631436          28.080742          268,298.1189
01/01/2017 to 12/31/2017         28.080742          31.540731          256,620.9364
--------------------------       ---------          ---------        --------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.459109           8.297251        1,423,638.0340
01/01/2009 to 12/31/2009          8.297251          10.266698        1,978,276.6100
01/01/2010 to 12/31/2010         10.266698          11.550585        1,989,661.6873
01/01/2011 to 12/31/2011         11.550585          11.536230        2,110,295.5522
01/01/2012 to 12/31/2012         11.536230          13.083956        2,382,117.3539
01/01/2013 to 12/31/2013         13.083956          16.932566        2,384,393.9986
01/01/2014 to 12/31/2014         16.932566          18.818315        2,246,284.1775
01/01/2015 to 12/31/2015         18.818315          18.660743        2,035,302.0245
01/01/2016 to 12/31/2016         18.660743          20.424272        2,016,953.6186
01/01/2017 to 12/31/2017         20.424272          24.332460        1,764,183.2705
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.944162          20.917289          503,095.1085
01/01/2014 to 12/31/2014         20.917289          22.725377          454,358.7132
01/01/2015 to 12/31/2015         22.725377          22.249734          449,148.0048
01/01/2016 to 12/31/2016         22.249734          24.945586          487,429.6789
01/01/2017 to 12/31/2017         24.945586          28.824199          444,414.0041
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))
04/28/2008 to 12/31/2008          9.998082           6.584222          159,115.3337
01/01/2009 to 12/31/2009          6.584222           8.080016          429,992.0300
01/01/2010 to 12/31/2010          8.080016           8.815149          719,475.0488
01/01/2011 to 12/31/2011          8.815149           8.615160          786,464.9821
01/01/2012 to 12/31/2012          8.615160           9.642956          713,257.6515
01/01/2013 to 04/26/2013          9.642956          10.551252                0.0000
--------------------------       ---------          ---------        --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         15.851452          19.748305          402,766.1674
01/01/2014 to 12/31/2014         19.748305          19.347381          348,408.1583
01/01/2015 to 12/31/2015         19.347381          19.083981          306,544.6948
01/01/2016 to 12/31/2016         19.083981          22.202417          282,352.9720
01/01/2017 to 12/31/2017         22.202417          25.197596          243,841.9549
--------------------------       ---------          ---------        --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2008 to 12/31/2008         15.344915           9.302868          577,632.8078
01/01/2009 to 12/31/2009          9.302868          12.502044          549,877.1900
01/01/2010 to 12/31/2010         12.502044          15.093613          534,446.3846
01/01/2011 to 12/31/2011         15.093613          14.049713          482,948.0700
01/01/2012 to 12/31/2012         14.049713          14.534389          427,820.6872
01/01/2013 to 04/26/2013         14.534389          15.741755                0.0000
--------------------------       ---------          ---------        --------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         40.173489          50.606759          195,444.0182
01/01/2014 to 12/31/2014         50.606759          54.117877          216,954.5920
01/01/2015 to 12/31/2015         54.117877          58.769578          235,110.8004
01/01/2016 to 12/31/2016         58.769578          58.634662          211,863.4686
01/01/2017 to 12/31/2017         58.634662          76.909901          209,412.8895
--------------------------       ---------          ---------        --------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT
(CLASS B))
01/01/2008 to 12/31/2008          6.259103           3.416265        1,165,368.9066
01/01/2009 to 12/31/2009          3.416265           5.336818        1,546,049.7500
01/01/2010 to 12/31/2010          5.336818           6.696466        1,456,799.0978
01/01/2011 to 12/31/2011          6.696466           5.929364        1,394,267.7186
01/01/2012 to 12/31/2012          5.929364           6.531984        1,103,095.6420
01/01/2013 to 04/26/2013          6.531984           6.823038                0.0000
--------------------------       ---------          ---------        --------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         11.606782          14.726652           50,351.1400
01/01/2010 to 12/31/2010         14.726652          18.671588          149,743.3191
01/01/2011 to 12/31/2011         18.671588          15.288720          238,477.2294
01/01/2012 to 12/31/2012         15.288720          15.409403          244,334.6116
01/01/2013 to 12/31/2013         15.409403          16.770589          187,660.2236
01/01/2014 to 12/31/2014         16.770589          13.377435          183,855.7194
01/01/2015 to 12/31/2015         13.377435           8.839019          206,882.8493
01/01/2016 to 12/31/2016          8.839019          12.484863          175,186.1834
01/01/2017 to 12/31/2017         12.484863          12.177974          181,663.9353
--------------------------       ---------          ---------          ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         27.816144          28.784562          707,485.2257
01/01/2017 to 12/31/2017         28.784562          30.530425          670,294.5099
--------------------------       ---------          ---------          ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET
INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         19.008084          15.202771        1,183,620.7158
01/01/2009 to 12/31/2009         15.202771          20.432677        1,142,309.7400
01/01/2010 to 12/31/2010         20.432677          22.681637        1,071,584.3598
01/01/2011 to 12/31/2011         22.681637          23.282932        1,012,934.5142
01/01/2012 to 12/31/2012         23.282932          25.838916          968,505.0569
01/01/2013 to 12/31/2013         25.838916          27.416616          912,244.2604
01/01/2014 to 12/31/2014         27.416616          28.241992          782,372.0355
01/01/2015 to 12/31/2015         28.241992          27.148581          634,266.5096
01/01/2016 to 04/29/2016         27.148581          27.941552                0.0000
--------------------------       ---------          ---------        --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016         28.384110          29.398029          327,623.6888
01/01/2017 to 12/31/2017         29.398029          31.196357          280,682.7761
--------------------------       ---------          ---------        --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY MET
INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010         11.744622          12.307762          295,506.3473
01/01/2011 to 12/31/2011         12.307762          12.512948          452,133.2416
01/01/2012 to 12/31/2012         12.512948          13.703146          436,101.8418
01/01/2013 to 12/31/2013         13.703146          13.655406          421,354.7081
01/01/2014 to 12/31/2014         13.655406          14.014656          429,777.1853
01/01/2015 to 12/31/2015         14.014656          13.570825          785,412.3490
01/01/2016 to 04/29/2016         13.570825          13.891353                0.0000
--------------------------       ---------          ---------        --------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.846744          15.488235          312,325.8107
01/01/2009 to 12/31/2009         15.488235          15.840564          480,995.1100
01/01/2010 to 12/31/2010         15.840564          16.420744          654,029.8508
01/01/2011 to 12/31/2011         16.420744          16.986337          689,015.3491
01/01/2012 to 12/31/2012         16.986337          17.198787          610,046.0423
01/01/2013 to 12/31/2013         17.198787          16.747425          537,936.8763
01/01/2014 to 12/31/2014         16.747425          16.876560          477,768.6113
01/01/2015 to 12/31/2015         16.876560          16.634701          467,028.9623
01/01/2016 to 12/31/2016         16.634701          16.513066          453,737.5492
01/01/2017 to 12/31/2017         16.513066          16.499340          397,472.7522

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.178148          10.497446         9,078,247.1325
01/01/2013 to 12/31/2013         10.497446          11.459381        10,083,633.5335
01/01/2014 to 12/31/2014         11.459381          12.081996         9,861,641.3966
01/01/2015 to 12/31/2015         12.081996          11.935192         6,394,510.3938
01/01/2016 to 12/31/2016         11.935192          12.143818         3,951,606.9592
01/01/2017 to 12/31/2017         12.143818          13.552152         3,136,033.0451
--------------------------       ---------          ---------        ---------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996796           1.037539           506,241.5357
01/01/2015 to 12/31/2015          1.037539           1.009006         1,420,751.0522
01/01/2016 to 12/31/2016          1.009006           1.010776         1,637,770.0509
01/01/2017 to 12/31/2017          1.010776           1.146561         1,810,413.7289
--------------------------       ---------          ---------        ---------------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.008027           6.992356         3,809,095.5772
01/01/2009 to 12/31/2009          6.992356           8.881638         9,719,558.9000
01/01/2010 to 12/31/2010          8.881638           9.784098        13,797,528.8197
01/01/2011 to 12/31/2011          9.784098           9.405479        15,710,713.9630
01/01/2012 to 12/31/2012          9.405479          10.486500        14,884,615.4380
01/01/2013 to 12/31/2013         10.486500          12.208182        14,007,204.7864
01/01/2014 to 12/31/2014         12.208182          12.715716        12,825,880.0743
01/01/2015 to 12/31/2015         12.715716          12.400753        11,669,499.6215
01/01/2016 to 12/31/2016         12.400753          13.130747        10,844,736.1998
01/01/2017 to 12/31/2017         13.130747          15.071216        10,328,564.7362
--------------------------       ---------          ---------        ---------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.998027           6.342282         7,478,490.8544
01/01/2009 to 12/31/2009          6.342282           8.349533        11,158,625.7600
01/01/2010 to 12/31/2010          8.349533           9.306378        11,942,222.2899
01/01/2011 to 12/31/2011          9.306378           8.708073        12,000,701.9885
01/01/2012 to 12/31/2012          8.708073           9.933828        10,741,447.8788
01/01/2013 to 12/31/2013          9.933828          12.206386        10,152,046.5943
01/01/2014 to 12/31/2014         12.206386          12.754435         9,211,174.1543
01/01/2015 to 12/31/2015         12.754435          12.432218         8,712,467.0005
01/01/2016 to 12/31/2016         12.432218          13.304348         8,173,178.8786
01/01/2017 to 12/31/2017         13.304348          15.857161         7,777,585.6581
--------------------------       ---------          ---------        ---------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.988028           5.743791           616,676.8452
01/01/2009 to 12/31/2009          5.743791           7.835191         1,778,142.0000
01/01/2010 to 12/31/2010          7.835191           9.105799         2,614,727.0384
01/01/2011 to 12/31/2011          9.105799           8.532140         2,882,108.6680
01/01/2012 to 12/31/2012          8.532140           9.838177         2,619,107.0243
01/01/2013 to 12/31/2013          9.838177          12.540809         2,230,623.5093
01/01/2014 to 12/31/2014         12.540809          13.325075         1,971,175.7696
01/01/2015 to 12/31/2015         13.325075          13.936918         1,684,737.7314
01/01/2016 to 12/31/2016         13.936918          14.933854         1,515,831.0900
01/01/2017 to 12/31/2017         14.933854          18.760905         1,305,962.8183
--------------------------       ---------          ---------        ---------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.018026           7.664231         1,851,745.0570
01/01/2009 to 12/31/2009          7.664231           9.288692         6,099,987.9000
01/01/2010 to 12/31/2010          9.288692          10.026861         8,569,012.4567
01/01/2011 to 12/31/2011         10.026861           9.867207         9,334,878.5744
01/01/2012 to 12/31/2012          9.867207          10.740633         8,914,418.5085
01/01/2013 to 12/31/2013         10.740633          11.975342         8,043,908.9825
01/01/2014 to 12/31/2014         11.975342          12.478537         7,177,505.9795
01/01/2015 to 12/31/2015         12.478537          12.166943         6,417,184.9105
01/01/2016 to 12/31/2016         12.166943          12.787964         5,852,312.5047
01/01/2017 to 12/31/2017         12.787964          14.188915         5,312,253.0343
--------------------------       ---------          ---------         --------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.107341          11.482334        10,870,526.4062
01/01/2013 to 12/31/2013         11.482334          10.895034         9,884,369.0948
01/01/2014 to 12/31/2014         10.895034          11.128446         9,206,889.8718
01/01/2015 to 12/31/2015         11.128446           9.883533         5,647,324.7819
01/01/2016 to 12/31/2016          9.883533          10.577105         3,219,923.2758
01/01/2017 to 12/31/2017         10.577105          11.407300         2,671,493.1500
--------------------------       ---------          ---------        ---------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.934082          10.228279        17,775,657.0673
01/01/2013 to 12/31/2013         10.228279          11.081407        18,698,889.3335
01/01/2014 to 12/31/2014         11.081407          11.527592        17,998,318.0804
01/01/2015 to 12/31/2015         11.527592          11.309628        12,271,317.8454
01/01/2016 to 12/31/2016         11.309628          11.600120         8,304,008.6138
01/01/2017 to 12/31/2017         11.600120          12.910083         6,487,238.4629
--------------------------       ---------          ---------        ---------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         16.046652          11.971652            32,266.5370
01/01/2009 to 12/31/2009         11.971652          17.243250           251,286.3600
01/01/2010 to 12/31/2010         17.243250          19.606939           378,592.1516
01/01/2011 to 12/31/2011         19.606939          19.709415           406,386.9793
01/01/2012 to 12/31/2012         19.709415          22.558187           426,859.2401
01/01/2013 to 12/31/2013         22.558187          24.223673           374,993.3752
01/01/2014 to 12/31/2014         24.223673          24.575543           329,680.0233
01/01/2015 to 12/31/2015         24.575543          23.160238           295,647.1222
01/01/2016 to 12/31/2016         23.160238          25.926754           256,772.4036
01/01/2017 to 12/31/2017         25.926754          27.441522           265,558.7107
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
100 SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.065482           7.594535         3,039,245.1583
01/01/2009 to 12/31/2009          7.594535           9.894153         2,894,600.2300
01/01/2010 to 12/31/2010          9.894153          11.321306         2,991,457.9543
01/01/2011 to 12/31/2011         11.321306          10.477473         3,032,364.7493
01/01/2012 to 12/31/2012         10.477473          12.012329         2,665,775.6940
01/01/2013 to 12/31/2013         12.012329          15.279383         2,745,364.2521
01/01/2014 to 12/31/2014         15.279383          15.770441         2,888,395.1883
01/01/2015 to 12/31/2015         15.770441          15.178031         2,697,069.1590
01/01/2016 to 12/31/2016         15.178031          16.245697         2,354,200.3948
01/01/2017 to 12/31/2017         16.245697          19.616323         2,125,347.5131
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          9.960927          10.395119        14,385,910.7180
01/01/2013 to 12/31/2013         10.395119          11.675982        17,275,942.6811
01/01/2014 to 12/31/2014         11.675982          12.574137        17,498,226.6021
01/01/2015 to 12/31/2015         12.574137          11.845004        12,064,825.7799
01/01/2016 to 12/31/2016         11.845004          12.606873         7,880,852.5760
01/01/2017 to 12/31/2017         12.606873          14.652688         6,843,825.3508
--------------------------       ---------          ---------        ---------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE SMALL CAP VALUE
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         17.008110          11.722197        1,164,931.7600
01/01/2009 to 12/31/2009         11.722197          14.558366        1,132,699.5000
01/01/2010 to 12/31/2010         14.558366          17.143934        1,147,117.3916
01/01/2011 to 12/31/2011         17.143934          15.325747        1,070,529.9868
01/01/2012 to 12/31/2012         15.325747          17.758225          879,554.4363
01/01/2013 to 12/31/2013         17.758225          23.100870          739,136.7906
01/01/2014 to 12/31/2014         23.100870          23.077950          648,035.4406
01/01/2015 to 12/31/2015         23.077950          21.440311          556,011.7446
01/01/2016 to 12/31/2016         21.440311          27.639680          486,463.8059
01/01/2017 to 12/31/2017         27.639680          30.324109          405,696.1313
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/ABERDEEN
EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))
01/01/2008 to 12/31/2008         14.021368           6.123445          442,555.6237
01/01/2009 to 12/31/2009          6.123445          10.160875          951,338.5800
01/01/2010 to 12/31/2010         10.160875          12.340627        1,179,937.9708
01/01/2011 to 12/31/2011         12.340627           9.853738        1,332,328.9305
01/01/2012 to 12/31/2012          9.853738          11.505677        1,368,638.9622
01/01/2013 to 12/31/2013         11.505677          10.737520        1,357,994.8239
01/01/2014 to 12/31/2014         10.737520           9.858227        1,360,328.7306
01/01/2015 to 12/31/2015          9.858227           8.344877        1,303,607.8354
01/01/2016 to 12/31/2016          8.344877           9.138735        1,085,607.3918
01/01/2017 to 12/31/2017          9.138735          11.518991          976,213.1397
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B) (FORMERLY MET/EATON VANCE
FLOATING RATE SUB-ACCOUNT (CLASS B))
05/03/2010 to 12/31/2010          9.997534          10.195084           68,221.7079
01/01/2011 to 12/31/2011         10.195084          10.214674          123,526.8414
01/01/2012 to 12/31/2012         10.214674          10.766904          149,318.0948
01/01/2013 to 12/31/2013         10.766904          10.980504          401,987.8187
01/01/2014 to 12/31/2014         10.980504          10.864003          328,448.4471
01/01/2015 to 12/31/2015         10.864003          10.581094          235,690.5229
01/01/2016 to 12/31/2016         10.581094          11.355595          212,595.9682
01/01/2017 to 12/31/2017         11.355595          11.563724          255,090.7277
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))
05/02/2011 to 12/31/2011          9.987535           9.740597          394,634.4093
01/01/2012 to 12/31/2012          9.740597           9.986641          545,067.5430
01/01/2013 to 12/31/2013          9.986641           9.922338        1,025,298.1450
01/01/2014 to 12/31/2014          9.922338           9.848415          945,687.4491
01/01/2015 to 12/31/2015          9.848415           9.612514          739,840.8906
01/01/2016 to 12/31/2016          9.612514           9.736865          692,443.0416
01/01/2017 to 12/31/2017          9.736865           9.690991          679,500.3336
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON
INTERNATIONAL BOND SUB-ACCOUNT (CLASS
 B))
05/04/2009 to 12/31/2009          9.998027          10.867960           34,758.0500
01/01/2010 to 12/31/2010         10.867960          12.119715          112,544.1346
01/01/2011 to 12/31/2011         12.119715          11.864590          196,529.1185
01/01/2012 to 12/31/2012         11.864590          13.316647          194,063.5101
01/01/2013 to 12/31/2013         13.316647          13.214774          176,918.5709
01/01/2014 to 12/31/2014         13.214774          13.127056          166,599.6619
01/01/2015 to 12/31/2015         13.127056          12.356527          135,488.8212
01/01/2016 to 12/31/2016         12.356527          12.242243          113,627.7054
01/01/2017 to 12/31/2017         12.242243          12.041259          109,206.1776
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          16.064120           9.201824          407,288.2174
01/01/2009 to 12/31/2009           9.201824          12.176868          398,715.4800
01/01/2010 to 12/31/2010          12.176868          13.886119          427,997.8485
01/01/2011 to 12/31/2011          13.886119          12.876948          472,453.4382
01/01/2012 to 12/31/2012          12.876948          15.932812          468,307.2973
01/01/2013 to 12/31/2013          15.932812          16.203410          462,283.7035
01/01/2014 to 12/31/2014          16.203410          18.025806          409,027.9732
01/01/2015 to 12/31/2015          18.025806          17.456087          362,998.3971
01/01/2016 to 12/31/2016          17.456087          17.294568          300,949.0320
01/01/2017 to 12/31/2017          17.294568          18.812199          296,708.9934
--------------------------        ---------          ---------          ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008           7.645002           4.576046        1,080,782.0415
01/01/2009 to 12/31/2009           4.576046           5.975843        1,012,880.4100
01/01/2010 to 12/31/2010           5.975843           7.265437          930,427.9178
01/01/2011 to 12/31/2011           7.265437           7.367833        1,396,810.4693
01/01/2012 to 12/31/2012           7.367833           8.574900        1,428,147.7384
01/01/2013 to 12/31/2013           8.574900          12.262580        1,586,516.1999
01/01/2014 to 12/31/2014          12.262580          14.319275        1,785,894.2371
01/01/2015 to 12/31/2015          14.319275          13.496115        1,585,722.6119
01/01/2016 to 12/31/2016          13.496115          13.610663        1,369,072.2115
01/01/2017 to 12/31/2017          13.610663          15.829482        1,183,724.8812
--------------------------        ---------          ---------        --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         135.103915         138.571745            7,096.0322
01/01/2011 to 12/31/2011         138.571745         125.835311           13,736.5381
01/01/2012 to 12/31/2012         125.835311         151.404221           12,980.5082
01/01/2013 to 12/31/2013         151.404221         191.509486           15,833.4546
01/01/2014 to 04/25/2014         191.509486         199.169061                0.0000
--------------------------       ----------         ----------        --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          10.271927           4.578276          240,971.5143
01/01/2009 to 12/31/2009           4.578276           6.203956          396,051.9600
01/01/2010 to 12/31/2010           6.203956           6.540272          501,254.0454
01/01/2011 to 04/29/2011           6.540272           6.945274                0.0000
--------------------------       ----------         ----------        --------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          19.017716          11.041112        1,367,740.7266
01/01/2009 to 12/31/2009          11.041112          16.815186        1,330,678.2200
01/01/2010 to 12/31/2010          16.815186          19.227231        1,470,086.0417
01/01/2011 to 12/31/2011          19.227231          16.192619        1,435,012.5225
01/01/2012 to 12/31/2012          16.192619          20.554229        1,281,680.4278
01/01/2013 to 12/31/2013          20.554229          26.342855        1,298,819.1437
01/01/2014 to 12/31/2014          26.342855          24.374836        1,256,111.3861
01/01/2015 to 12/31/2015          24.374836          22.857379        1,083,124.8699
01/01/2016 to 12/31/2016          22.857379          24.285490          991,138.8913
01/01/2017 to 12/31/2017          24.285490          31.111778          889,689.6967
--------------------------       ----------         ----------        --------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012           1.010647           1.045112       29,337,654.5463
01/01/2013 to 12/31/2013           1.045112           1.045571       30,806,801.4275
01/01/2014 to 12/31/2014           1.045571           1.084229       29,720,611.7587
01/01/2015 to 12/31/2015           1.084229           1.020107       28,153,588.1920
01/01/2016 to 12/31/2016           1.020107           1.119301       22,115,319.3584
01/01/2017 to 12/31/2017           1.119301           1.209332       16,022,881.0802
--------------------------       ----------         ----------       ---------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.404215           7.177860           334,062.1525
01/01/2009 to 12/31/2009          7.177860           8.923076           447,005.0500
01/01/2010 to 12/31/2010          8.923076          10.065751           501,516.5527
01/01/2011 to 12/31/2011         10.065751           9.739920           550,460.4026
01/01/2012 to 12/31/2012          9.739920          11.328525           591,104.8303
01/01/2013 to 12/31/2013         11.328525          15.064004           620,690.3331
01/01/2014 to 12/31/2014         15.064004          16.173046           548,742.1794
01/01/2015 to 12/31/2015         16.173046          14.936038           468,950.5224
01/01/2016 to 12/31/2016         14.936038          17.207145           434,858.9823
01/01/2017 to 12/31/2017         17.207145          19.946752           352,813.4271
--------------------------       ---------          ---------           ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.637262           9.409582           662,722.4757
01/01/2009 to 12/31/2009          9.409582          12.367259           669,949.7000
01/01/2010 to 12/31/2010         12.367259          15.327193           647,289.9905
01/01/2011 to 12/31/2011         15.327193          14.891553           636,834.5611
01/01/2012 to 12/31/2012         14.891553          17.290758           538,658.3986
01/01/2013 to 12/31/2013         17.290758          23.805318           507,743.9916
01/01/2014 to 12/31/2014         23.805318          25.230252           452,139.7583
01/01/2015 to 12/31/2015         25.230252          24.356456           422,728.6900
01/01/2016 to 12/31/2016         24.356456          26.657372           356,555.8680
01/01/2017 to 12/31/2017         26.657372          32.816005           304,957.9487
--------------------------       ---------          ---------           ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         11.009975          10.444963         1,563,268.4273
01/01/2014 to 12/31/2014         10.444963          10.781011         1,495,228.0827
01/01/2015 to 12/31/2015         10.781011          10.639824         1,331,862.1190
01/01/2016 to 12/31/2016         10.639824          10.683050         1,228,488.7619
01/01/2017 to 12/31/2017         10.683050          10.840479         1,176,198.8215
--------------------------       ---------          ---------         --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS
C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.038026           8.927771           278,391.0755
01/01/2009 to 12/31/2009          8.927771           9.831441           980,053.0800
01/01/2010 to 12/31/2010          9.831441          10.245177         1,373,461.8914
01/01/2011 to 12/31/2011         10.245177          10.645421         1,666,203.8036
01/01/2012 to 12/31/2012         10.645421          10.968482         1,668,901.2178
01/01/2013 to 04/26/2013         10.968482          10.939784                 0.0000
--------------------------       ---------          ---------         --------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012701           1.047153         7,655,870.9709
01/01/2013 to 12/31/2013          1.047153           1.141470        21,322,662.5595
01/01/2014 to 12/31/2014          1.141470           1.199313        25,610,851.1828
01/01/2015 to 12/31/2015          1.199313           1.188452        23,650,838.0888
01/01/2016 to 12/31/2016          1.188452           1.201136        15,333,414.7013
01/01/2017 to 12/31/2017          1.201136           1.376287        11,725,443.1987
--------------------------       ---------          ---------        ---------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.947617           7.723640           571,515.8787
01/01/2009 to 12/31/2009          7.723640          10.682263           724,468.8400
01/01/2010 to 12/31/2010         10.682263          12.801388           779,205.1237
01/01/2011 to 12/31/2011         12.801388          12.387038           923,958.6202
01/01/2012 to 12/31/2012         12.387038          14.224693           872,300.7182
01/01/2013 to 12/31/2013         14.224693          16.363954           717,871.4781
01/01/2014 to 12/31/2014         16.363954          16.629275           633,475.4444
01/01/2015 to 12/31/2015         16.629275          16.533129           515,573.6018
01/01/2016 to 12/31/2016         16.533129          17.013925           445,035.9819
01/01/2017 to 12/31/2017         17.013925          20.549735           403,719.6165
--------------------------       ---------          ---------        ---------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.077631           1.123774         6,062,820.8958
01/01/2014 to 12/31/2014          1.123774           1.205943         8,921,469.1913
01/01/2015 to 12/31/2015          1.205943           1.170076        10,942,793.8055
01/01/2016 to 12/31/2016          1.170076           1.199325         7,604,754.1528
01/01/2017 to 12/31/2017          1.199325           1.361091         6,716,052.5710
--------------------------        --------           --------        ---------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         17.431346           9.866638         1,316,194.1240
01/01/2009 to 12/31/2009          9.866638          12.749564         1,210,959.7000
01/01/2010 to 12/31/2010         12.749564          13.950399         1,190,272.6761
01/01/2011 to 12/31/2011         13.950399          12.233902         1,186,549.9265
01/01/2012 to 12/31/2012         12.233902          14.021955         1,103,078.0616
01/01/2013 to 12/31/2013         14.021955          16.423965           939,603.8766
01/01/2014 to 12/31/2014         16.423965          15.009906           843,029.4367
01/01/2015 to 12/31/2015         15.009906          14.480613           785,336.8965
01/01/2016 to 12/31/2016         14.480613          14.097791           730,705.0101
01/01/2017 to 12/31/2017         14.097791          17.745661           629,698.8784
--------------------------       ---------          ---------        ---------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999754           1.032732                 0.0000
01/01/2015 to 12/31/2015          1.032732           0.958753           263,862.0911
01/01/2016 to 12/31/2016          0.958753           1.046394         1,360,967.8086
01/01/2017 to 12/31/2017          1.046394           1.157256         1,925,342.4661
--------------------------       ---------          ---------        ---------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.905367          10.886879         1,631,796.5109
01/01/2009 to 12/31/2009         10.886879          12.622618         2,351,725.7600
01/01/2010 to 12/31/2010         12.622618          13.359664         3,048,120.2860
01/01/2011 to 12/31/2011         13.359664          14.583906         3,072,252.2853
01/01/2012 to 12/31/2012         14.583906          15.630297         2,963,639.8286
01/01/2013 to 12/31/2013         15.630297          13.927562         2,679,828.3900
01/01/2014 to 12/31/2014         13.927562          14.074860         2,398,347.7829
01/01/2015 to 12/31/2015         14.074860          13.393833         2,122,174.4672
01/01/2016 to 12/31/2016         13.393833          13.810534         1,974,913.7463
01/01/2017 to 12/31/2017         13.810534          14.035225         1,881,215.3250
--------------------------       ---------          ---------        ---------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.969788          12.790020         2,603,981.9761
01/01/2009 to 12/31/2009         12.790020          14.826672         3,815,734.2800
01/01/2010 to 12/31/2010         14.826672          15.752043         4,955,168.0144
01/01/2011 to 12/31/2011         15.752043          15.962182         5,377,423.5944
01/01/2012 to 12/31/2012         15.962182          17.129299         5,202,560.3805
01/01/2013 to 12/31/2013         17.129299          16.501480         4,806,127.7176
01/01/2014 to 12/31/2014         16.501480          16.886492         4,172,730.2931
01/01/2015 to 12/31/2015         16.886492          16.586082         3,522,289.0243
01/01/2016 to 12/31/2016         16.586082          16.715339         3,226,611.9310
01/01/2017 to 12/31/2017         16.715339          17.156877         3,162,848.2885
--------------------------       ---------          ---------        ---------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.729226          10.865912         2,759,049.3376
01/01/2013 to 12/31/2013         10.865912          10.189740         2,062,186.4805
01/01/2014 to 12/31/2014         10.189740          10.764236         1,993,533.4636
01/01/2015 to 12/31/2015         10.764236          10.617679         1,172,284.2218
01/01/2016 to 12/31/2016         10.617679          10.565643           664,487.2535
01/01/2017 to 12/31/2017         10.565643          10.647479           520,360.4628
--------------------------       ---------          ---------        ---------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(Reg.
TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.214980          10.723087           141,516.0026
01/01/2014 to 12/31/2014         10.723087          11.441855           377,264.6611
01/01/2015 to 12/31/2015         11.441855          11.097109           574,491.8018
01/01/2016 to 12/31/2016         11.097109          11.396794           521,150.0414
01/01/2017 to 12/31/2017         11.396794          13.037902           542,555.9280
--------------------------       ---------          ---------           ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010679           1.065216         7,597,440.7349
01/01/2013 to 12/31/2013          1.065216           1.151996        13,352,359.8428
01/01/2014 to 12/31/2014          1.151996           1.219011        15,012,165.0745
01/01/2015 to 12/31/2015          1.219011           1.186739        15,086,503.7269
01/01/2016 to 12/31/2016          1.186739           1.231461         9,549,821.0861
01/01/2017 to 12/31/2017          1.231461           1.382471         7,539,544.9803
--------------------------       ---------          ---------        ---------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          8.301144           8.460286           101,524.1587
01/01/2009 to 12/31/2009          8.460286          10.377335         1,802,042.9300
01/01/2010 to 12/31/2010         10.377335          11.439728         4,199,478.9099
01/01/2011 to 12/31/2011         11.439728          11.355300         4,942,310.8334
01/01/2012 to 12/31/2012         11.355300          12.584198         5,019,943.2853
01/01/2013 to 12/31/2013         12.584198          13.958021         4,695,865.5544
01/01/2014 to 12/31/2014         13.958021          14.505773         4,377,167.0518
01/01/2015 to 12/31/2015         14.505773          13.967291         3,903,039.6740
01/01/2016 to 12/31/2016         13.967291          14.511610         3,409,209.8509
01/01/2017 to 12/31/2017         14.511610          16.514029         3,002,308.5567
--------------------------       ---------          ---------        ---------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          7.686099           7.756380             7,345.9493
01/01/2009 to 12/31/2009          7.756380           9.834791         1,442,234.7800
01/01/2010 to 12/31/2010          9.834791          11.026635         2,127,045.9215
01/01/2011 to 12/31/2011         11.026635          10.599738         2,368,205.1021
01/01/2012 to 12/31/2012         10.599738          11.974538         2,047,595.9323
01/01/2013 to 12/31/2013         11.974538          13.886441         1,805,117.0508
01/01/2014 to 12/31/2014         13.886441          14.372340         1,954,848.8804
01/01/2015 to 12/31/2015         14.372340          13.789705         1,814,126.1325
01/01/2016 to 12/31/2016         13.789705          14.475466         1,905,806.9877
01/01/2017 to 12/31/2017         14.475466          17.009871         1,663,436.3938
--------------------------       ---------          ---------        ---------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         56.412293          35.274100           623,657.9898
01/01/2009 to 12/31/2009         35.274100          41.017005           603,054.3900
01/01/2010 to 12/31/2010         41.017005          47.141906           592,296.9086
01/01/2011 to 12/31/2011         47.141906          44.445719           542,561.4028
01/01/2012 to 12/31/2012         44.445719          51.496265           500,766.1196
01/01/2013 to 12/31/2013         51.496265          67.660933           441,732.6556
01/01/2014 to 12/31/2014         67.660933          75.279415           404,162.2088
01/01/2015 to 12/31/2015         75.279415          71.285096           357,591.7355
01/01/2016 to 12/31/2016         71.285096          81.176371           345,224.5334
01/01/2017 to 12/31/2017         81.176371          93.245806           312,729.4331
--------------------------       ---------          ---------        ---------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          9.505627           5.624666        1,747,083.6134
01/01/2009 to 12/31/2009          5.624666           8.036369        2,038,166.1300
01/01/2010 to 12/31/2010          8.036369          10.078183        2,326,703.9905
01/01/2011 to 12/31/2011         10.078183           9.735655        2,391,830.7037
01/01/2012 to 12/31/2012          9.735655          10.869334        2,279,238.2326
01/01/2013 to 12/31/2013         10.869334          14.580492        2,079,553.8032
01/01/2014 to 12/31/2014         14.580492          16.149772        1,696,812.3332
01/01/2015 to 12/31/2015         16.149772          16.920211        1,400,792.1297
01/01/2016 to 12/31/2016         16.920211          17.651325        1,268,488.6528
01/01/2017 to 12/31/2017         17.651325          21.627224        1,060,704.6603
--------------------------       ---------          ---------        --------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008         24.701441          16.230660           40,761.0721
01/01/2009 to 12/31/2009         16.230660          20.170985          173,122.5400
01/01/2010 to 12/31/2010         20.170985          24.868817          200,779.5936
01/01/2011 to 12/31/2011         24.868817          23.522723          206,386.4995
01/01/2012 to 12/31/2012         23.522723          26.496199          200,502.3381
01/01/2013 to 12/31/2013         26.496199          33.910186          184,058.3487
01/01/2014 to 12/31/2014         33.910186          36.516973          167,196.1462
01/01/2015 to 12/31/2015         36.516973          32.644244          143,961.2494
01/01/2016 to 12/31/2016         32.644244          37.032844          137,627.0921
01/01/2017 to 12/31/2017         37.032844          39.820498          108,622.7644
--------------------------       ---------          ---------        --------------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)(FORMERLY GOLDMAN SACHS MID
CAP VALUE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         15.183900           9.532418          626,689.5514
01/01/2009 to 12/31/2009          9.532418          12.386674          494,245.3700
01/01/2010 to 12/31/2010         12.386674          15.113932          490,750.7956
01/01/2011 to 12/31/2011         15.113932          13.910583          490,608.2628
01/01/2012 to 12/31/2012         13.910583          16.136315          448,262.4949
01/01/2013 to 12/31/2013         16.136315          21.023179          409,843.4811
01/01/2014 to 12/31/2014         21.023179          23.379678          396,473.9900
01/01/2015 to 12/31/2015         23.379678          20.868641          333,487.1092
01/01/2016 to 12/31/2016         20.868641          23.198484          275,249.7413
01/01/2017 to 12/31/2017         23.198484          25.244402          236,493.1647
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          8.973971           9.821513        1,640,161.9752
01/01/2014 to 12/31/2014          9.821513           9.323782        1,410,190.2925
01/01/2015 to 12/31/2015          9.323782           8.958711        1,215,567.3900
01/01/2016 to 12/31/2016          8.958711           9.243313        1,115,703.2383
01/01/2017 to 12/31/2017          9.243313          12.246542          941,421.6841
--------------------------       ---------          ---------        --------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.088023           6.038254          431,946.7935
01/01/2009 to 12/31/2009          6.038254           8.454436        1,052,417.6300
01/01/2010 to 12/31/2010          8.454436           8.876070        1,784,689.4732
01/01/2011 to 12/31/2011          8.876070           7.472605        2,018,121.7343
01/01/2012 to 12/31/2012          7.472605           8.618659        1,894,305.6832
01/01/2013 to 04/26/2013          8.618659           8.927398                0.0000
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         10.439850          10.519609         3,453,459.7078
01/01/2009 to 12/31/2009         10.519609          10.358106         3,509,197.2800
01/01/2010 to 12/31/2010         10.358106          10.173319         2,835,347.4059
01/01/2011 to 12/31/2011         10.173319           9.992322         2,810,528.0328
01/01/2012 to 12/31/2012          9.992322           9.813093         3,400,606.6945
01/01/2013 to 12/31/2013          9.813093           9.638029         2,082,146.1292
01/01/2014 to 12/31/2014          9.638029           9.466089         1,927,060.4633
01/01/2015 to 12/31/2015          9.466089           9.297216         1,570,573.1864
01/01/2016 to 12/31/2016          9.297216           9.141596         1,591,156.1626
01/01/2017 to 12/31/2017          9.141596           9.035939         1,165,776.0762
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
20 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         13.453089          13.682515           122,496.8652
01/01/2015 to 12/31/2015         13.682515          13.359733           252,898.9888
01/01/2016 to 12/31/2016         13.359733          13.715825           271,761.9092
01/01/2017 to 12/31/2017         13.715825          14.405732           232,728.7175
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.508762           8.968693         7,265,336.9481
01/01/2009 to 12/31/2009          8.968693          10.826616         9,500,812.5900
01/01/2010 to 12/31/2010         10.826616          11.792861        10,718,533.7000
01/01/2011 to 12/31/2011         11.792861          11.788574        11,274,784.0064
01/01/2012 to 12/31/2012         11.788574          12.840462        10,055,557.5705
01/01/2013 to 12/31/2013         12.840462          13.756466         7,828,570.0534
01/01/2014 to 04/25/2014         13.756466          13.852173                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.001131           8.672324        16,207,307.2590
01/01/2009 to 12/31/2009          8.672324          10.739578        18,857,923.5300
01/01/2010 to 12/31/2010         10.739578          11.855988        20,843,034.6172
01/01/2011 to 12/31/2011         11.855988          11.631326        20,311,453.4608
01/01/2012 to 12/31/2012         11.631326          12.838561        18,390,140.7266
01/01/2013 to 12/31/2013         12.838561          14.403353        17,147,795.3983
01/01/2014 to 04/25/2014         14.403353          14.448906                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.036313          14.390080        21,546,765.3296
01/01/2015 to 12/31/2015         14.390080          13.981661        18,131,541.5366
01/01/2016 to 12/31/2016         13.981661          14.568240        16,177,483.7527
01/01/2017 to 12/31/2017         14.568240          15.831892        14,270,401.8236
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.383127           8.277530        32,275,062.1718
01/01/2009 to 12/31/2009          8.277530          10.433553        33,634,606.3700
01/01/2010 to 12/31/2010         10.433553          11.639689        35,224,850.2923
01/01/2011 to 12/31/2011         11.639689          11.237801        35,361,838.4371
01/01/2012 to 12/31/2012         11.237801          12.573811        32,721,341.2395
01/01/2013 to 12/31/2013         12.573811          14.747678        30,872,122.0232
01/01/2014 to 04/25/2014         14.747678          14.749798                 0.0000
--------------------------       ---------          ---------        ---------------


                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT            UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD           END OF PERIOD
                              ---------------    ---------------    ------------------
BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.434587          14.910526        29,665,472.2528
01/01/2015 to 12/31/2015         14.910526          14.458852        26,406,379.2335
01/01/2016 to 12/31/2016         14.458852          15.209943        24,783,894.3413
01/01/2017 to 12/31/2017         15.209943          17.140160        22,976,682.6272
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.034100           7.953419        43,636,600.2259
01/01/2009 to 12/31/2009          7.953419          10.162676        40,988,993.6000
01/01/2010 to 12/31/2010         10.162676          11.527582        38,900,736.9868
01/01/2011 to 12/31/2011         11.527582          10.883780        36,631,324.7247
01/01/2012 to 12/31/2012         10.883780          12.368927        32,469,461.8049
01/01/2013 to 12/31/2013         12.368927          15.296509        33,299,508.3852
01/01/2014 to 04/25/2014         15.296509          15.215505                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON
FOUNDING STRATEGY SUB-ACCOUNT (CLASS
 B))
04/28/2008 to 12/31/2008          9.998027           7.014269         2,124,172.0065
01/01/2009 to 12/31/2009          7.014269           8.856104         3,668,059.6900
01/01/2010 to 12/31/2010          8.856104           9.571990         4,465,311.3527
01/01/2011 to 12/31/2011          9.571990           9.236064         4,605,901.7716
01/01/2012 to 12/31/2012          9.236064          10.532994         4,154,307.1322
01/01/2013 to 04/26/2013         10.532994          11.324926                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.408551          14.969507        32,517,974.3572
01/01/2015 to 12/31/2015         14.969507          14.453064        30,274,055.4074
01/01/2016 to 12/31/2016         14.453064          15.350843        27,657,697.0112
01/01/2017 to 12/31/2017         15.350843          17.966920        24,953,182.0255
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/ARTISAN MID CAP
VALUE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         16.131145           8.533693         1,331,403.3216
01/01/2009 to 12/31/2009          8.533693          11.834451         1,282,470.4300
01/01/2010 to 12/31/2010         11.834451          13.339080         1,193,942.0329
01/01/2011 to 12/31/2011         13.339080          13.951958         1,093,314.7631
01/01/2012 to 12/31/2012         13.951958          15.288669         1,001,062.3512
01/01/2013 to 12/31/2013         15.288669          20.498259           912,396.0918
01/01/2014 to 12/31/2014         20.498259          20.469564           809,394.5657
01/01/2015 to 12/31/2015         20.469564          18.161276           693,786.5944
01/01/2016 to 12/31/2016         18.161276          21.877849           635,864.8201
01/01/2017 to 12/31/2017         21.877849          24.183224           527,266.6184
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008         10.064543          10.129022             1,761.1113
01/01/2009 to 12/31/2009         10.129022          14.197922           159,368.0000
01/01/2010 to 12/31/2010         14.197922          17.094897           171,869.4777
01/01/2011 to 12/31/2011         17.094897          14.061559           289,673.4073
01/01/2012 to 12/31/2012         14.061559          16.281954           216,104.5967
01/01/2013 to 12/31/2013         16.281954          20.405601           197,149.0608
01/01/2014 to 12/31/2014         20.405601          18.699838           194,479.3346
01/01/2015 to 12/31/2015         18.699838          19.423236           165,686.3237
01/01/2016 to 12/31/2016         19.423236          20.188248           148,870.1212
01/01/2017 to 12/31/2017         20.188248          25.866578           118,792.9461
--------------------------       ---------          ---------        ---------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B))
05/02/2016 to 12/31/2016         21.749126          22.078608           52,995.9889
01/01/2017 to 12/31/2017         22.078608          25.764862           62,423.1342
--------------------------       ---------          ---------           -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
B))
05/04/2009 to 12/31/2009         12.604707          15.412194            4,678.4900
01/01/2010 to 12/31/2010         15.412194          17.548973           24,752.4260
01/01/2011 to 12/31/2011         17.548973          16.396759           39,387.0592
01/01/2012 to 12/31/2012         16.396759          17.773798           31,050.1529
01/01/2013 to 12/31/2013         17.773798          23.167563           41,679.1305
01/01/2014 to 12/31/2014         23.167563          25.241683           37,259.8238
01/01/2015 to 12/31/2015         25.241683          24.729244           30,961.7426
01/01/2016 to 04/29/2016         24.729244          24.850964                0.0000
--------------------------       ---------          ---------           -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))
01/01/2008 to 12/31/2008         14.630624           8.699080        3,111,521.8681
01/01/2009 to 12/31/2009          8.699080          11.263222        3,117,520.2300
01/01/2010 to 12/31/2010         11.263222          12.369630        3,171,564.9799
01/01/2011 to 12/31/2011         12.369630          11.641659        3,142,392.6232
01/01/2012 to 12/31/2012         11.641659          12.885091        2,727,544.1721
01/01/2013 to 12/31/2013         12.885091          16.898436        2,358,517.6104
01/01/2014 to 12/31/2014         16.898436          18.330797        1,979,457.2707
01/01/2015 to 12/31/2015         18.330797          18.411859        1,666,170.6126
01/01/2016 to 12/31/2016         18.411859          19.376793        1,456,598.1335
01/01/2017 to 12/31/2017         19.376793          22.632977        1,261,167.4691
--------------------------       ---------          ---------        --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.489942          17.226997          248,518.9929
01/01/2014 to 12/31/2014         17.226997          18.759852          222,385.6844
01/01/2015 to 12/31/2015         18.759852          18.905012          198,430.1810
01/01/2016 to 12/31/2016         18.905012          19.525432          158,951.5872
01/01/2017 to 12/31/2017         19.525432          23.960265          143,467.0903
--------------------------       ---------          ---------        --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT
(CLASS B))
01/01/2008 to 12/31/2008         15.401303           7.820092          317,962.8731
01/01/2009 to 12/31/2009          7.820092          11.303161          309,335.3700
01/01/2010 to 12/31/2010         11.303161          14.117238          324,241.7393
01/01/2011 to 12/31/2011         14.117238          12.830735          320,796.7729
01/01/2012 to 12/31/2012         12.830735          13.359163          306,491.4906
01/01/2013 to 04/26/2013         13.359163          14.396828                0.0000
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.736327           7.936920        1,233,062.8874
01/01/2009 to 12/31/2009          7.936920          10.879438        1,218,218.1100
01/01/2010 to 12/31/2010         10.879438          11.894387        1,303,738.8928
01/01/2011 to 12/31/2011         11.894387          11.708536        1,217,375.6992
01/01/2012 to 12/31/2012         11.708536          13.287480        1,961,504.7512
01/01/2013 to 12/31/2013         13.287480          17.844249        1,746,427.5370
01/01/2014 to 12/31/2014         17.844249          19.058273        1,466,920.8118
01/01/2015 to 12/31/2015         19.058273          20.691121        1,239,502.3948
01/01/2016 to 12/31/2016         20.691121          20.295634        1,046,984.0917
01/01/2017 to 12/31/2017         20.295634          27.308289          880,623.6571
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          9.977183           5.702159          178,316.6573
01/01/2009 to 12/31/2009          5.702159           6.902598          250,265.6000
01/01/2010 to 12/31/2010          6.902598           7.822517          185,353.4542
01/01/2011 to 12/31/2011          7.822517           7.388228          269,342.3137
01/01/2012 to 12/31/2012          7.388228           8.175281          189,826.5168
01/01/2013 to 04/26/2013          8.175281           8.774528                0.0000
--------------------------        --------           --------          ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.043168           5.332099        2,227,497.9596
01/01/2009 to 12/31/2009          5.332099           7.525685        1,927,623.8300
01/01/2010 to 12/31/2010          7.525685           8.086054        1,740,455.6522
01/01/2011 to 12/31/2011          8.086054           7.832451        1,503,853.0120
01/01/2012 to 04/27/2012          7.832451           8.800013                0.0000
--------------------------       ---------           --------        --------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         13.824619          14.272032          134,994.1800
01/01/2010 to 12/31/2010         14.272032          14.809536          234,451.9631
01/01/2011 to 12/31/2011         14.809536          15.586135          283,354.4736
01/01/2012 to 12/31/2012         15.586135          15.855089          337,801.7289
01/01/2013 to 12/31/2013         15.855089          15.171972          348,228.1940
01/01/2014 to 12/31/2014         15.171972          15.714905          399,293.0963
01/01/2015 to 12/31/2015         15.714905          15.425862          376,725.4896
01/01/2016 to 12/31/2016         15.425862          15.466796          461,929.6284
01/01/2017 to 12/31/2017         15.466796          15.637896          442,977.3680
--------------------------       ---------          ---------        --------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.695786          13.296994           48,361.3100
01/01/2010 to 12/31/2010         13.296994          16.444869           97,875.1016
01/01/2011 to 12/31/2011         16.444869          15.790359          103,303.7932
01/01/2012 to 12/31/2012         15.790359          18.184822          139,040.5154
01/01/2013 to 12/31/2013         18.184822          23.710385          142,190.0915
01/01/2014 to 12/31/2014         23.710385          25.432717          144,165.3458
01/01/2015 to 12/31/2015         25.432717          24.310190          146,300.3773
01/01/2016 to 12/31/2016         24.310190          28.671634          186,557.5280
01/01/2017 to 12/31/2017         28.671634          32.555673          215,705.4229
--------------------------       ---------          ---------        --------------

METLIFE MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(Reg. TM) INDEX
SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009          8.848886          11.373048           60,561.6600
01/01/2010 to 12/31/2010         11.373048          12.037580          105,389.7065
01/01/2011 to 12/31/2011         12.037580          10.327221          148,274.8066
01/01/2012 to 12/31/2012         10.327221          11.961547          161,821.1811
01/01/2013 to 12/31/2013         11.961547          14.266681          228,021.1864
01/01/2014 to 12/31/2014         14.266681          13.125095          239,626.4593
01/01/2015 to 12/31/2015         13.125095          12.721950          244,356.0466
01/01/2016 to 12/31/2016         12.721950          12.616036          227,503.6515
01/01/2017 to 12/31/2017         12.616036          15.433067          214,577.8395
--------------------------       ---------          ---------        --------------

METLIFE RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(Reg. TM)
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         10.969103          13.465685           39,116.0100
01/01/2010 to 12/31/2010         13.465685          16.736517          114,458.4914
01/01/2011 to 12/31/2011         16.736517          15.727087          122,076.0696
01/01/2012 to 12/31/2012         15.727087          17.907911          188,141.4161
01/01/2013 to 12/31/2013         17.907911          24.293548          231,332.3913
01/01/2014 to 12/31/2014         24.293548          24.988752          202,456.9673
01/01/2015 to 12/31/2015         24.988752          23.429556          190,085.8680
01/01/2016 to 12/31/2016         23.429556          27.826941          196,333.2801
01/01/2017 to 12/31/2017         27.826941          31.240082          212,174.5493
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.417251           8.267288          919,075.7166
01/01/2009 to 12/31/2009          8.267288          10.224509        1,088,761.5900
01/01/2010 to 12/31/2010         10.224509          11.497376        1,133,490.9401
01/01/2011 to 12/31/2011         11.497376          11.477358        1,083,967.2354
01/01/2012 to 12/31/2012         11.477358          13.010646        1,307,982.8142
01/01/2013 to 12/31/2013         13.010646          16.829280        1,316,339.9780
01/01/2014 to 12/31/2014         16.829280          18.694177        1,189,299.7948
01/01/2015 to 12/31/2015         18.694177          18.528377        1,085,985.4824
01/01/2016 to 12/31/2016         18.528377          20.269261        1,058,299.0577
01/01/2017 to 12/31/2017         20.269261          24.135758          998,991.0274
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.811965          20.756199          453,547.5207
01/01/2014 to 12/31/2014         20.756199          22.539090          377,528.8696
01/01/2015 to 12/31/2015         22.539090          22.056313          311,156.2010
01/01/2016 to 12/31/2016         22.056313          24.716370          322,417.1687
01/01/2017 to 12/31/2017         24.716370          28.545114          299,508.2241
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))
04/28/2008 to 12/31/2008          9.998027           6.581951          119,379.1955
01/01/2009 to 12/31/2009          6.581951           8.073191          572,596.4800
01/01/2010 to 12/31/2010          8.073191           8.803303          931,265.7032
01/01/2011 to 12/31/2011          8.803303           8.599289        1,049,171.2942
01/01/2012 to 12/31/2012          8.599289           9.620356          976,494.8778
01/01/2013 to 04/26/2013          9.620356          10.524851                0.0000
--------------------------       ---------          ---------        --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         15.760038          19.627813          389,608.0558
01/01/2014 to 12/31/2014         19.627813          19.219718          347,683.3000
01/01/2015 to 12/31/2015         19.219718          18.948577          285,702.4117
01/01/2016 to 12/31/2016         18.948577          22.033870          240,345.8758
01/01/2017 to 12/31/2017         22.033870          24.993849          214,145.1789
--------------------------       ---------          ---------        --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2008 to 12/31/2008         15.297171           9.269262          450,501.5077
01/01/2009 to 12/31/2009          9.269262          12.450655          492,061.6400
01/01/2010 to 12/31/2010         12.450655          15.024065          514,603.5711
01/01/2011 to 12/31/2011         15.024065          13.977994          529,430.9875
01/01/2012 to 12/31/2012         13.977994          14.452926          490,998.0234
01/01/2013 to 04/26/2013         14.452926          15.651038                0.0000
--------------------------       ---------          ---------        --------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          6.807827           8.572970          900,566.6029
01/01/2014 to 12/31/2014          8.572970           9.163183        1,003,900.8494
01/01/2015 to 12/31/2015          9.163183           9.945830          942,959.7107
01/01/2016 to 12/31/2016          9.945830           9.918037          942,415.4188
01/01/2017 to 12/31/2017          9.918037          13.002810          883,611.5747
--------------------------       ---------          ---------        --------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT
(CLASS B))
01/01/2008 to 12/31/2008          6.229901           3.398616          756,722.0825
01/01/2009 to 12/31/2009          3.398616           5.306594          790,582.3400
01/01/2010 to 12/31/2010          5.306594           6.655218          815,843.6140
01/01/2011 to 12/31/2011          6.655218           5.889901          969,493.0433
01/01/2012 to 12/31/2012          5.889901           6.485249          803,548.2340
01/01/2013 to 04/26/2013          6.485249           6.773144                0.0000
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         11.603814          14.718034           86,059.4500
01/01/2010 to 12/31/2010         14.718034          18.651343          280,111.8297
01/01/2011 to 12/31/2011         18.651343          15.264514          318,658.5921
01/01/2012 to 12/31/2012         15.264514          15.377272          343,233.3481
01/01/2013 to 12/31/2013         15.377272          16.727253          301,021.9371
01/01/2014 to 12/31/2014         16.727253          13.336181          309,662.7370
01/01/2015 to 12/31/2015         13.336181           8.807343          359,201.6946
01/01/2016 to 12/31/2016          8.807343          12.433905          256,906.4163
01/01/2017 to 12/31/2017         12.433905          12.122223          268,273.0630
--------------------------       ---------          ---------          ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         27.518504          28.467122          533,700.7814
01/01/2017 to 12/31/2017         28.467122          30.178683          507,845.9790
--------------------------       ---------          ---------          ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET
INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         18.919602          15.124411        1,058,897.5954
01/01/2009 to 12/31/2009         15.124411          20.317210        1,057,002.7300
01/01/2010 to 12/31/2010         20.317210          22.542192          967,394.8045
01/01/2011 to 12/31/2011         22.542192          23.128254          917,344.3441
01/01/2012 to 12/31/2012         23.128254          25.654361          824,824.4613
01/01/2013 to 12/31/2013         25.654361          27.207186          734,781.9418
01/01/2014 to 12/31/2014         27.207186          28.012247          664,928.0756
01/01/2015 to 12/31/2015         28.012247          26.914264          575,095.1512
01/01/2016 to 04/29/2016         26.914264          27.695839                0.0000
--------------------------       ---------          ---------        --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016         28.080394          29.073825           99,532.7770
01/01/2017 to 12/31/2017         29.073825          30.836944           90,547.9533
--------------------------       ---------          ---------        --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY MET
INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010         11.733980          12.292535           85,460.3839
01/01/2011 to 12/31/2011         12.292535          12.491238          199,511.6945
01/01/2012 to 12/31/2012         12.491238          13.672498          279,186.9459
01/01/2013 to 12/31/2013         13.672498          13.618052          371,377.8814
01/01/2014 to 12/31/2014         13.618052          13.969333          324,713.6164
01/01/2015 to 12/31/2015         13.969333          13.520174          247,848.1052
01/01/2016 to 04/29/2016         13.520174          13.837231                0.0000
--------------------------       ---------          ---------        --------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.742695          15.378827          278,505.7173
01/01/2009 to 12/31/2009         15.378827          15.720806          322,022.8500
01/01/2010 to 12/31/2010         15.720806          16.288453          422,324.1286
01/01/2011 to 12/31/2011         16.288453          16.841092          544,954.9952
01/01/2012 to 12/31/2012         16.841092          17.043155          449,689.5657
01/01/2013 to 12/31/2013         17.043155          16.587579          408,604.9913
01/01/2014 to 12/31/2014         16.587579          16.707126          382,405.3069
01/01/2015 to 12/31/2015         16.707126          16.459462          367,195.3845
01/01/2016 to 12/31/2016         16.459462          16.330939          299,685.0749
01/01/2017 to 12/31/2017         16.330939          16.309229          240,759.6403

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.167893          10.479837          115,205.7078
01/01/2013 to 12/31/2013         10.479837          11.428729          141,433.4337
01/01/2014 to 12/31/2014         11.428729          12.037639          152,027.2966
01/01/2015 to 12/31/2015         12.037639          11.879490          164,963.3303
01/01/2016 to 12/31/2016         11.879490          12.075067          179,274.5152
01/01/2017 to 12/31/2017         12.075067          13.462005          167,023.6202
--------------------------       ---------          ---------          ------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996782           1.036824               72.7429
01/01/2015 to 12/31/2015          1.036824           1.007302           26,234.5781
01/01/2016 to 12/31/2016          1.007302           1.008061           21,712.2854
01/01/2017 to 12/31/2017          1.008061           1.142343           21,189.1716
--------------------------       ---------          ---------          ------------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.007917           6.987538          970,399.0817
01/01/2009 to 12/31/2009          6.987538           8.866651        3,028,562.1600
01/01/2010 to 12/31/2010          8.866651           9.757837        4,823,543.6578
01/01/2011 to 12/31/2011          9.757837           9.370880        5,028,743.3085
01/01/2012 to 12/31/2012          9.370880          10.437432        4,546,110.1333
01/01/2013 to 12/31/2013         10.437432          12.138922        4,532,744.4810
01/01/2014 to 12/31/2014         12.138922          12.630942        4,115,668.8579
01/01/2015 to 12/31/2015         12.630942          12.305766        3,764,567.7660
01/01/2016 to 12/31/2016         12.305766          13.017151        3,480,729.4464
01/01/2017 to 12/31/2017         13.017151          14.925952        3,193,264.8103
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.997918           6.337908        1,368,686.0602
01/01/2009 to 12/31/2009          6.337908           8.335439        2,931,775.0100
01/01/2010 to 12/31/2010          8.335439           9.281394        3,100,472.0845
01/01/2011 to 12/31/2011          9.281394           8.676032        2,852,080.9342
01/01/2012 to 12/31/2012          8.676032           9.887340        2,769,297.9821
01/01/2013 to 12/31/2013          9.887340          12.137129        2,595,787.5067
01/01/2014 to 12/31/2014         12.137129          12.669395        2,389,956.1187
01/01/2015 to 12/31/2015         12.669395          12.336982        2,190,798.8829
01/01/2016 to 12/31/2016         12.336982          13.189241        2,141,922.4455
01/01/2017 to 12/31/2017         13.189241          15.704314        2,067,161.5002
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.987918           5.739826          128,522.1693
01/01/2009 to 12/31/2009          5.739826           7.821959          594,452.5700
01/01/2010 to 12/31/2010          7.821959           9.081346          872,697.2723
01/01/2011 to 12/31/2011          9.081346           8.500740        1,058,882.9740
01/01/2012 to 12/31/2012          8.500740           9.792130          978,125.4605
01/01/2013 to 12/31/2013          9.792130          12.469647          887,652.1077
01/01/2014 to 12/31/2014         12.469647          13.236223          829,048.5192
01/01/2015 to 12/31/2015         13.236223          13.830151          774,277.9126
01/01/2016 to 12/31/2016         13.830151          14.804645          719,042.3148
01/01/2017 to 12/31/2017         14.804645          18.580067          604,704.9462
--------------------------       ---------          ---------        --------------


                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.017917           7.658954          560,291.9481
01/01/2009 to 12/31/2009          7.658954           9.273025        1,828,678.4200
01/01/2010 to 12/31/2010          9.273025           9.999953        2,891,964.5242
01/01/2011 to 12/31/2011          9.999953           9.830917        3,038,277.7591
01/01/2012 to 12/31/2012          9.830917          10.690383        2,784,306.0771
01/01/2013 to 12/31/2013         10.690383          11.907408        2,641,279.1605
01/01/2014 to 12/31/2014         11.907408          12.395351        2,452,154.1286
01/01/2015 to 12/31/2015         12.395351          12.073754        2,189,869.3522
01/01/2016 to 12/31/2016         12.073754          12.677341        1,999,426.2913
01/01/2017 to 12/31/2017         12.677341          14.052162        1,791,626.6296
--------------------------       ---------          ---------        --------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.095853          11.462767          412,464.5659
01/01/2013 to 12/31/2013         11.462767          10.865597          296,431.2507
01/01/2014 to 12/31/2014         10.865597          11.087286          232,860.2072
01/01/2015 to 12/31/2015         11.087286           9.837128          214,927.4642
01/01/2016 to 12/31/2016          9.837128          10.516928          220,352.4128
01/01/2017 to 12/31/2017         10.516928          11.331100          221,358.1376
--------------------------       ---------          ---------        --------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.924071          10.211120          387,423.3866
01/01/2013 to 12/31/2013         10.211120          11.051764          613,319.3334
01/01/2014 to 12/31/2014         11.051764          11.485267          601,178.7372
01/01/2015 to 12/31/2015         11.485267          11.256840          557,709.9417
01/01/2016 to 12/31/2016         11.256840          11.534440          513,935.2557
01/01/2017 to 12/31/2017         11.534440          12.824200          495,070.2368
--------------------------       ---------          ---------        --------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         15.860568          11.824810           15,145.7524
01/01/2009 to 12/31/2009         11.824810          17.014752           77,394.4900
01/01/2010 to 12/31/2010         17.014752          19.327799          157,202.9998
01/01/2011 to 12/31/2011         19.327799          19.409454          184,725.9053
01/01/2012 to 12/31/2012         19.409454          22.192562          194,335.0518
01/01/2013 to 12/31/2013         22.192562          23.807246          154,662.1456
01/01/2014 to 12/31/2014         23.807246          24.128934          143,825.9508
01/01/2015 to 12/31/2015         24.128934          22.716618          131,649.7614
01/01/2016 to 12/31/2016         22.716618          25.404742          110,005.0763
01/01/2017 to 12/31/2017         25.404742          26.862224           92,799.0083
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
100 SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.024293           7.562984        3,454,855.6278
01/01/2009 to 12/31/2009          7.562984           9.843201        3,062,483.7900
01/01/2010 to 12/31/2010          9.843201          11.251762        3,024,990.1784
01/01/2011 to 12/31/2011         11.251762          10.402724        2,831,813.9350
01/01/2012 to 12/31/2012         10.402724          11.914653        2,404,388.4325
01/01/2013 to 12/31/2013         11.914653          15.140008        2,428,531.5256
01/01/2014 to 12/31/2014         15.140008          15.610967        2,298,297.9660
01/01/2015 to 12/31/2015         15.610967          15.009529        2,085,354.1657
01/01/2016 to 12/31/2016         15.009529          16.049290        1,871,437.4034
01/01/2017 to 12/31/2017         16.049290          19.359870        1,640,328.4077
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          9.950891          10.377682          465,313.9961
01/01/2013 to 12/31/2013         10.377682          11.644752          626,337.9692
01/01/2014 to 12/31/2014         11.644752          12.527974          920,064.8752
01/01/2015 to 12/31/2015         12.527974          11.789721          847,936.5705
01/01/2016 to 12/31/2016         11.789721          12.535500          845,855.9206
01/01/2017 to 12/31/2017         12.535500          14.555224          792,196.1873
--------------------------       ---------          ---------        --------------


                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE SMALL CAP VALUE
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         16.911972          11.644231        1,420,010.1661
01/01/2009 to 12/31/2009         11.644231          14.447080        1,421,514.0300
01/01/2010 to 12/31/2010         14.447080          16.995902        1,385,790.3624
01/01/2011 to 12/31/2011         16.995902          15.178255        1,244,939.9329
01/01/2012 to 12/31/2012         15.178255          17.569665        1,102,051.2136
01/01/2013 to 12/31/2013         17.569665          22.832759          968,971.6880
01/01/2014 to 12/31/2014         22.832759          22.787306          837,799.4538
01/01/2015 to 12/31/2015         22.787306          21.149125          749,572.1141
01/01/2016 to 12/31/2016         21.149125          27.237071          575,692.0816
01/01/2017 to 12/31/2017         27.237071          29.852630          494,213.1408
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/ABERDEEN
EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))
01/01/2008 to 12/31/2008         13.997877           6.107034        1,300,719.6577
01/01/2009 to 12/31/2009          6.107034          10.123524        1,462,628.7900
01/01/2010 to 12/31/2010         10.123524          12.282999        1,786,338.1089
01/01/2011 to 12/31/2011         12.282999           9.797930        2,024,954.4151
01/01/2012 to 12/31/2012          9.797930          11.429024        2,018,493.4298
01/01/2013 to 12/31/2013         11.429024          10.655323        1,926,858.6268
01/01/2014 to 12/31/2014         10.655323           9.772978        1,818,098.1317
01/01/2015 to 12/31/2015          9.772978           8.264436        1,878,170.0568
01/01/2016 to 12/31/2016          8.264436           9.041601        1,703,354.0622
01/01/2017 to 12/31/2017          9.041601          11.385214        1,600,562.0038
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B) (FORMERLY MET/EATON VANCE
FLOATING RATE SUB-ACCOUNT (CLASS B))
05/03/2010 to 12/31/2010          9.997397          10.188191           49,027.1917
01/01/2011 to 12/31/2011         10.188191          10.197595          244,905.6364
01/01/2012 to 12/31/2012         10.197595          10.738104          301,208.4937
01/01/2013 to 12/31/2013         10.738104          10.940191          436,372.2187
01/01/2014 to 12/31/2014         10.940191          10.813302          367,374.6625
01/01/2015 to 12/31/2015         10.813302          10.521188          304,997.0252
01/01/2016 to 12/31/2016         10.521188          11.280024          255,479.2502
01/01/2017 to 12/31/2017         11.280024          11.475322          230,961.4235
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))
05/02/2011 to 12/31/2011          9.987399           9.734008           17,094.4875
01/01/2012 to 12/31/2012          9.734008           9.969859           78,545.6735
01/01/2013 to 12/31/2013          9.969859           9.895765          262,660.2080
01/01/2014 to 12/31/2014          9.895765           9.812226          250,821.9915
01/01/2015 to 12/31/2015          9.812226           9.567621          263,192.4524
01/01/2016 to 12/31/2016          9.567621           9.681708          228,981.5551
01/01/2017 to 12/31/2017          9.681708           9.626491          236,855.2429
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON
INTERNATIONAL BOND SUB-ACCOUNT (CLASS
 B))
05/04/2009 to 12/31/2009          9.997918          10.860673           12,894.3000
01/01/2010 to 12/31/2010         10.860673          12.099496           42,193.3755
01/01/2011 to 12/31/2011         12.099496          11.832988           45,159.2258
01/01/2012 to 12/31/2012         11.832988          13.267839           52,225.0028
01/01/2013 to 12/31/2013         13.267839          13.153181           48,005.7569
01/01/2014 to 12/31/2014         13.153181          13.052813           44,127.6874
01/01/2015 to 12/31/2015         13.052813          12.274357           42,560.2834
01/01/2016 to 12/31/2016         12.274357          12.148681           40,479.7483
01/01/2017 to 12/31/2017         12.148681          11.937324           32,931.8082
--------------------------       ---------          ---------        --------------


                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          16.005296           9.158910       1,032,932.1722
01/01/2009 to 12/31/2009           9.158910          12.107964       1,154,341.3400
01/01/2010 to 12/31/2010          12.107964          13.793766       1,196,279.0948
01/01/2011 to 12/31/2011          13.793766          12.778545       1,191,729.0761
01/01/2012 to 12/31/2012          12.778545          15.795183       1,103,759.1087
01/01/2013 to 12/31/2013          15.795183          16.047387       1,071,660.2910
01/01/2014 to 12/31/2014          16.047387          17.834403       1,026,274.2803
01/01/2015 to 12/31/2015          17.834403          17.253471         890,873.6811
01/01/2016 to 12/31/2016          17.253471          17.076757         806,216.6540
01/01/2017 to 12/31/2017          17.076757          18.556771         771,725.5952
--------------------------        ---------          ---------       --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008           7.593294           4.540528         922,134.6950
01/01/2009 to 12/31/2009           4.540528           5.923534         908,753.1900
01/01/2010 to 12/31/2010           5.923534           7.194651         876,083.0246
01/01/2011 to 12/31/2011           7.194651           7.288773       1,533,710.7806
01/01/2012 to 12/31/2012           7.288773           8.474367       1,469,170.0876
01/01/2013 to 12/31/2013           8.474367          12.106716       1,954,796.9919
01/01/2014 to 12/31/2014          12.106716          14.123147       2,009,624.9772
01/01/2015 to 12/31/2015          14.123147          13.297951       1,998,392.1038
01/01/2016 to 12/31/2016          13.297951          13.397415       1,730,728.2302
01/01/2017 to 12/31/2017          13.397415          15.565953       1,491,096.3730
--------------------------        ---------          ---------       --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         131.356334         134.638716           4,454.1497
01/01/2011 to 12/31/2011         134.638716         122.141806           7,009.8517
01/01/2012 to 12/31/2012         122.141806         146.812700           7,415.9671
01/01/2013 to 12/31/2013         146.812700         185.516242          12,541.1047
01/01/2014 to 04/25/2014         185.516242         192.875375               0.0000
--------------------------       ----------         ----------       --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          10.249680           4.563760         808,067.6676
01/01/2009 to 12/31/2009           4.563760           6.178104         826,513.6400
01/01/2010 to 12/31/2010           6.178104           6.506516         802,120.6085
01/01/2011 to 04/29/2011           6.506516           6.907176               0.0000
--------------------------       ----------         ----------       --------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          18.899669          10.961554       1,210,140.8323
01/01/2009 to 12/31/2009          10.961554          16.677336       1,170,926.5200
01/01/2010 to 12/31/2010          16.677336          19.050574       1,229,062.6985
01/01/2011 to 12/31/2011          19.050574          16.027821       1,154,485.2312
01/01/2012 to 12/31/2012          16.027821          20.324615       1,056,194.2737
01/01/2013 to 12/31/2013          20.324615          26.022566         964,441.6782
01/01/2014 to 12/31/2014          26.022566          24.054404         892,332.7127
01/01/2015 to 12/31/2015          24.054404          22.534340         827,130.2350
01/01/2016 to 12/31/2016          22.534340          23.918345         682,988.7279
01/01/2017 to 12/31/2017          23.918345          30.610928         622,380.3296
--------------------------       ----------         ----------       --------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012           1.010630           1.044394       3,594,597.3931
01/01/2013 to 12/31/2013           1.044394           1.043809       3,491,254.7100
01/01/2014 to 12/31/2014           1.043809           1.081320       2,670,502.0119
01/01/2015 to 12/31/2015           1.081320           1.016353       2,584,355.1338
01/01/2016 to 12/31/2016           1.016353           1.114068       2,999,834.6324
01/01/2017 to 12/31/2017           1.114068           1.202479       2,966,864.6939
--------------------------       ----------         ----------       --------------


                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.373762           7.151498          777,925.3716
01/01/2009 to 12/31/2009          7.151498           8.882604        1,218,858.0100
01/01/2010 to 12/31/2010          8.882604          10.012092        1,238,932.9527
01/01/2011 to 12/31/2011         10.012092           9.680265        1,192,582.7872
01/01/2012 to 12/31/2012          9.680265          11.256169        1,085,759.6272
01/01/2013 to 12/31/2013         11.256169          14.953317          962,441.7649
01/01/2014 to 12/31/2014         14.953317          16.038166          935,688.5139
01/01/2015 to 12/31/2015         16.038166          14.796666          840,913.9021
01/01/2016 to 12/31/2016         14.796666          17.029548          741,705.5725
01/01/2017 to 12/31/2017         17.029548          19.721220          668,233.3713
--------------------------       ---------          ---------        --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.540130           9.341736          598,018.7953
01/01/2009 to 12/31/2009          9.341736          12.265817          575,330.3900
01/01/2010 to 12/31/2010         12.265817          15.186300          527,057.1915
01/01/2011 to 12/31/2011         15.186300          14.739946          526,928.0550
01/01/2012 to 12/31/2012         14.739946          17.097538          456,433.6971
01/01/2013 to 12/31/2013         17.097538          23.515801          383,927.9575
01/01/2014 to 12/31/2014         23.515801          24.898496          333,448.2757
01/01/2015 to 12/31/2015         24.898496          24.012162          297,227.7940
01/01/2016 to 12/31/2016         24.012162          26.254298          239,682.4277
01/01/2017 to 12/31/2017         26.254298          32.287625          222,505.7058
--------------------------       ---------          ---------        --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.954907          10.385718          444,936.6343
01/01/2014 to 12/31/2014         10.385718          10.709149          477,151.1187
01/01/2015 to 12/31/2015         10.709149          10.558342          481,319.2000
01/01/2016 to 12/31/2016         10.558342          10.590644          457,690.9552
01/01/2017 to 12/31/2017         10.590644          10.736004          479,120.3823
--------------------------       ---------          ---------        --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS
C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.037916           8.921633           21,238.3849
01/01/2009 to 12/31/2009          8.921633           9.814869          219,147.7500
01/01/2010 to 12/31/2010          9.814869          10.217690          396,462.3574
01/01/2011 to 12/31/2011         10.217690          10.606284          561,967.7485
01/01/2012 to 12/31/2012         10.606284          10.917179          583,545.9192
01/01/2013 to 04/26/2013         10.917179          10.888496                0.0000
--------------------------       ---------          ---------        --------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012684           1.046433        1,385,994.1922
01/01/2013 to 12/31/2013          1.046433           1.139546        3,121,335.4098
01/01/2014 to 12/31/2014          1.139546           1.196095        3,196,593.2200
01/01/2015 to 12/31/2015          1.196095           1.184079        3,029,122.6400
01/01/2016 to 12/31/2016          1.184079           1.195521        2,748,101.6068
01/01/2017 to 12/31/2017          1.195521           1.368488        2,554,158.7118
--------------------------       ---------          ---------        --------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.925932           7.702959          346,834.6688
01/01/2009 to 12/31/2009          7.702959          10.643023          345,937.2900
01/01/2010 to 12/31/2010         10.643023          12.741635          417,777.4201
01/01/2011 to 12/31/2011         12.741635          12.316924          452,896.3742
01/01/2012 to 12/31/2012         12.316924          14.129974          435,450.3626
01/01/2013 to 12/31/2013         14.129974          16.238754          345,147.9717
01/01/2014 to 12/31/2014         16.238754          16.485555          309,010.6454
01/01/2015 to 12/31/2015         16.485555          16.373858          277,267.1562
01/01/2016 to 12/31/2016         16.373858          16.833187          258,594.0658
01/01/2017 to 12/31/2017         16.833187          20.311192          230,367.0170
--------------------------       ---------          ---------        --------------


                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.077106           1.122470          361,449.6658
01/01/2014 to 12/31/2014          1.122470           1.203340          417,185.2498
01/01/2015 to 12/31/2015          1.203340           1.166383          653,487.7156
01/01/2016 to 12/31/2016          1.166383           1.194346          673,901.0941
01/01/2017 to 12/31/2017          1.194346           1.354090          616,679.2835
--------------------------        --------           --------          ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         17.313567           9.790126        1,860,865.9098
01/01/2009 to 12/31/2009          9.790126          12.638051        1,831,273.0100
01/01/2010 to 12/31/2010         12.638051          13.814584        1,852,657.4975
01/01/2011 to 12/31/2011         13.814584          12.102702        1,649,352.8241
01/01/2012 to 12/31/2012         12.102702          13.857650        1,527,719.5204
01/01/2013 to 12/31/2013         13.857650          16.215302        1,341,707.2310
01/01/2014 to 12/31/2014         16.215302          14.804391        1,226,589.4498
01/01/2015 to 12/31/2015         14.804391          14.268067        1,208,618.7345
01/01/2016 to 12/31/2016         14.268067          13.876982        1,120,559.8966
01/01/2017 to 12/31/2017         13.876982          17.450326          935,755.7719
--------------------------       ---------          ---------        --------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999740           1.032019                0.0000
01/01/2015 to 12/31/2015          1.032019           0.957133          100,005.6951
01/01/2016 to 12/31/2016          0.957133           1.043583          186,465.8253
01/01/2017 to 12/31/2017          1.043583           1.152998          166,577.1355
--------------------------       ---------          ---------        --------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.849895          10.825292        2,714,510.4740
01/01/2009 to 12/31/2009         10.825292          12.538680        2,750,405.7900
01/01/2010 to 12/31/2010         12.538680          13.257567        2,994,793.5010
01/01/2011 to 12/31/2011         13.257567          14.458039        3,078,403.6880
01/01/2012 to 12/31/2012         14.458039          15.479838        3,053,907.5742
01/01/2013 to 12/31/2013         15.479838          13.779703        2,664,983.4952
01/01/2014 to 12/31/2014         13.779703          13.911521        2,396,248.0904
01/01/2015 to 12/31/2015         13.911521          13.225162        2,264,103.1525
01/01/2016 to 12/31/2016         13.225162          13.622990        2,064,820.0146
01/01/2017 to 12/31/2017         13.622990          13.830835        2,146,996.4247
--------------------------       ---------          ---------        --------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.882116          12.690839        3,616,771.0148
01/01/2009 to 12/31/2009         12.690839          14.697007        4,246,494.4100
01/01/2010 to 12/31/2010         14.697007          15.598687        4,921,326.1826
01/01/2011 to 12/31/2011         15.598687          15.791031        4,846,763.3064
01/01/2012 to 12/31/2012         15.791031          16.928614        4,786,387.3779
01/01/2013 to 12/31/2013         16.928614          16.291852        4,216,092.4431
01/01/2014 to 12/31/2014         16.291852          16.655315        3,795,124.3934
01/01/2015 to 12/31/2015         16.655315          16.342669        3,496,437.7512
01/01/2016 to 12/31/2016         16.342669          16.453573        3,199,204.7900
01/01/2017 to 12/31/2017         16.453573          16.871369        3,148,724.6598
--------------------------       ---------          ---------        --------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.718421          10.847689          171,413.3271
01/01/2013 to 12/31/2013         10.847689          10.162484           33,756.5796
01/01/2014 to 12/31/2014         10.162484          10.724718           37,985.5908
01/01/2015 to 12/31/2015         10.724718          10.568127           42,240.9766
01/01/2016 to 12/31/2016         10.568127          10.505826           85,941.6169
01/01/2017 to 12/31/2017         10.505826          10.576649           83,527.0035
--------------------------       ---------          ---------        --------------


                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(Reg.
TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.214701          10.715574            1,268.0091
01/01/2014 to 12/31/2014         10.715574          11.422414           31,679.2802
01/01/2015 to 12/31/2015         11.422414          11.067180           59,959.9503
01/01/2016 to 12/31/2016         11.067180          11.354701           51,235.4200
01/01/2017 to 12/31/2017         11.354701          12.976812           52,383.3093
--------------------------       ---------          ---------           -----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010663           1.064484          922,147.5267
01/01/2013 to 12/31/2013          1.064484           1.150055        1,165,314.4847
01/01/2014 to 12/31/2014          1.150055           1.215740        1,020,785.2955
01/01/2015 to 12/31/2015          1.215740           1.182372        1,331,196.9597
01/01/2016 to 12/31/2016          1.182372           1.225704        1,319,262.8053
01/01/2017 to 12/31/2017          1.225704           1.374637        1,166,903.0792
--------------------------       ---------          ---------        --------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          8.275322           8.432790            8,450.5884
01/01/2009 to 12/31/2009          8.432790          10.333272          372,386.6900
01/01/2010 to 12/31/2010         10.333272          11.379782        1,137,189.5583
01/01/2011 to 12/31/2011         11.379782          11.284534        1,543,545.0436
01/01/2012 to 12/31/2012         11.284534          12.493215        1,497,238.5663
01/01/2013 to 12/31/2013         12.493215          13.843262        1,416,253.4492
01/01/2014 to 12/31/2014         13.843262          14.372133        1,313,649.8292
01/01/2015 to 12/31/2015         14.372133          13.824780        1,198,138.1768
01/01/2016 to 12/31/2016         13.824780          14.349197        1,074,045.0611
01/01/2017 to 12/31/2017         14.349197          16.312941          960,439.2568
--------------------------       ---------          ---------        --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          7.662185           7.731167            4,983.1147
01/01/2009 to 12/31/2009          7.731167           9.793025          230,591.4000
01/01/2010 to 12/31/2010          9.793025          10.968848          533,364.7483
01/01/2011 to 12/31/2011         10.968848          10.533672          688,400.2127
01/01/2012 to 12/31/2012         10.533672          11.887953          592,942.3603
01/01/2013 to 12/31/2013         11.887953          13.772261          583,951.4606
01/01/2014 to 12/31/2014         13.772261          14.239920          622,135.8008
01/01/2015 to 12/31/2015         14.239920          13.648996          574,701.0501
01/01/2016 to 12/31/2016         13.648996          14.313447          539,078.6910
01/01/2017 to 12/31/2017         14.313447          16.802735          545,920.6858
--------------------------       ---------          ---------        --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         56.030982          35.000443          743,454.8873
01/01/2009 to 12/31/2009         35.000443          40.658099          726,750.6900
01/01/2010 to 12/31/2010         40.658099          46.682755          675,431.4776
01/01/2011 to 12/31/2011         46.682755          43.968920          619,361.2073
01/01/2012 to 12/31/2012         43.968920          50.892669          553,995.3733
01/01/2013 to 12/31/2013         50.892669          66.801095          507,078.7948
01/01/2014 to 12/31/2014         66.801095          74.248500          473,196.1533
01/01/2015 to 12/31/2015         74.248500          70.238602          429,081.4561
01/01/2016 to 12/31/2016         70.238602          79.904768          389,707.2267
01/01/2017 to 12/31/2017         79.904768          91.693726          350,183.3795
--------------------------       ---------          ---------        --------------


                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          9.441318           5.580999       1,581,354.0428
01/01/2009 to 12/31/2009          5.580999           7.966011       1,735,952.8900
01/01/2010 to 12/31/2010          7.966011           9.979980       1,901,190.0442
01/01/2011 to 12/31/2011          9.979980           9.631171       1,934,151.3471
01/01/2012 to 12/31/2012          9.631171          10.741882       1,731,930.3601
01/01/2013 to 12/31/2013         10.741882          14.395139       1,549,859.5897
01/01/2014 to 12/31/2014         14.395139          15.928538       1,301,821.2878
01/01/2015 to 12/31/2015         15.928538          16.671745       1,179,779.3582
01/01/2016 to 12/31/2016         16.671745          17.374744       1,094,557.2053
01/01/2017 to 12/31/2017         17.374744          21.267146         942,276.0761
--------------------------       ---------          ---------       --------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008         23.873923          15.676272         387,389.9873
01/01/2009 to 12/31/2009         15.676272          19.462534         495,079.9700
01/01/2010 to 12/31/2010         19.462534          23.971421         500,558.9013
01/01/2011 to 12/31/2011         23.971421          22.651279         503,987.0530
01/01/2012 to 12/31/2012         22.651279          25.488970         490,973.4236
01/01/2013 to 12/31/2013         25.488970          32.588543         470,706.4370
01/01/2014 to 12/31/2014         32.588543          35.058664         441,778.5653
01/01/2015 to 12/31/2015         35.058664          31.309254         418,942.3968
01/01/2016 to 12/31/2016         31.309254          35.482888         402,408.3816
01/01/2017 to 12/31/2017         35.482888          38.115861         342,146.0986
--------------------------       ---------          ---------       --------------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)(FORMERLY GOLDMAN SACHS MID
CAP VALUE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         15.128293           9.487967         679,650.2546
01/01/2009 to 12/31/2009          9.487967          12.316594         617,685.5400
01/01/2010 to 12/31/2010         12.316594          15.013427         615,066.1835
01/01/2011 to 12/31/2011         15.013427          13.804291         633,592.9201
01/01/2012 to 12/31/2012         13.804291          15.996935         554,403.4402
01/01/2013 to 12/31/2013         15.996935          20.820775         484,805.9231
01/01/2014 to 12/31/2014         20.820775          23.131451         397,056.4607
01/01/2015 to 12/31/2015         23.131451          20.626426         346,274.4741
01/01/2016 to 12/31/2016         20.626426          22.906318         312,057.1209
01/01/2017 to 12/31/2017         22.906318          24.901643         265,844.6086
--------------------------       ---------          ---------       --------------

BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         11.651256          12.743071         379,136.4704
01/01/2014 to 12/31/2014         12.743071          12.085188         343,570.5417
01/01/2015 to 12/31/2015         12.085188          11.600386         305,803.8439
01/01/2016 to 12/31/2016         11.600386          11.956952         277,893.3062
01/01/2017 to 12/31/2017         11.956952          15.826096         245,617.4345
--------------------------       ---------          ---------       --------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.087913           6.034090          63,667.9142
01/01/2009 to 12/31/2009          6.034090           8.440167         316,541.3900
01/01/2010 to 12/31/2010          8.440167           8.852245         531,694.2403
01/01/2011 to 12/31/2011          8.852245           7.445105         532,602.1463
01/01/2012 to 12/31/2012          7.445105           8.578318         479,478.1111
01/01/2013 to 04/26/2013          8.578318           8.882788               0.0000
--------------------------       ---------          ---------       --------------


                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         10.369277          10.438029         3,598,289.2836
01/01/2009 to 12/31/2009         10.438029          10.267507         2,473,849.9300
01/01/2010 to 12/31/2010         10.267507          10.074259         1,780,190.5077
01/01/2011 to 12/31/2011         10.074259           9.885163         1,843,687.0391
01/01/2012 to 12/31/2012          9.885163           9.698101         1,457,940.6865
01/01/2013 to 12/31/2013          9.698101           9.515570         1,498,331.9133
01/01/2014 to 12/31/2014          9.515570           9.336475         1,246,880.0135
01/01/2015 to 12/31/2015          9.336475           9.160750         1,238,882.1101
01/01/2016 to 12/31/2016          9.160750           8.998413         1,111,521.7243
01/01/2017 to 12/31/2017          8.998413           8.885547           903,934.7185
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
20 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         13.332149          13.550342            34,046.8044
01/01/2015 to 12/31/2015         13.550342          13.217456           104,382.8233
01/01/2016 to 12/31/2016         13.217456          13.556197           231,077.6441
01/01/2017 to 12/31/2017         13.556197          14.223889           166,648.8377
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.472478           8.931449         5,099,553.2363
01/01/2009 to 12/31/2009          8.931449          10.770887         5,638,102.8500
01/01/2010 to 12/31/2010         10.770887          11.720442         6,056,174.3935
01/01/2011 to 12/31/2011         11.720442          11.704503         5,433,067.3327
01/01/2012 to 12/31/2012         11.704503          12.736086         5,521,098.9318
01/01/2013 to 12/31/2013         12.736086          13.631012         4,376,725.6168
01/01/2014 to 04/25/2014         13.631012          13.721523                 0.0000
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.963296           8.636307        10,424,759.4122
01/01/2009 to 12/31/2009          8.636307          10.684293        11,021,715.7200
01/01/2010 to 12/31/2010         10.684293          11.783178        11,561,635.3415
01/01/2011 to 12/31/2011         11.783178          11.548371        11,592,598.2179
01/01/2012 to 12/31/2012         11.548371          12.734194        10,990,047.7320
01/01/2013 to 12/31/2013         12.734194          14.271995        10,475,095.4624
01/01/2014 to 04/25/2014         14.271995          14.312622                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         13.910122          14.251064        13,233,544.1837
01/01/2015 to 12/31/2015         14.251064          13.832750        11,530,200.7337
01/01/2016 to 12/31/2016         13.832750          14.398682        10,047,268.3155
01/01/2017 to 12/31/2017         14.398682          15.632039         8,839,995.3818
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.344089           8.243149        22,472,965.6791
01/01/2009 to 12/31/2009          8.243149          10.379836        23,080,724.8300
01/01/2010 to 12/31/2010         10.379836          11.568201        23,789,764.4591
01/01/2011 to 12/31/2011         11.568201          11.157644        22,872,629.0183
01/01/2012 to 12/31/2012         11.157644          12.471587        21,118,543.3157
01/01/2013 to 12/31/2013         12.471587          14.613171        19,466,620.4407
01/01/2014 to 04/25/2014         14.613171          14.610666                 0.0000
--------------------------       ---------          ---------        ---------------


                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT            UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD           END OF PERIOD
                              ---------------    ---------------    ------------------
BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.304806          14.766474        18,311,297.3104
01/01/2015 to 12/31/2015         14.766474          14.304850        16,611,806.1368
01/01/2016 to 12/31/2016         14.304850          15.032907        15,065,176.9825
01/01/2017 to 12/31/2017         15.032907          16.923784        13,712,636.1780
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.993010           7.920380        27,654,881.5165
01/01/2009 to 12/31/2009          7.920380          10.110345        26,569,204.9200
01/01/2010 to 12/31/2010         10.110345          11.456775        24,544,073.4816
01/01/2011 to 12/31/2011         11.456775          10.806138        22,658,847.4672
01/01/2012 to 12/31/2012         10.806138          12.268357        20,535,676.9221
01/01/2013 to 12/31/2013         12.268357          15.156984        19,891,636.0004
01/01/2014 to 04/25/2014         15.156984          15.071967                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON
FOUNDING STRATEGY SUB-ACCOUNT (CLASS
 B))
04/28/2008 to 12/31/2008          9.997918           7.009436           163,700.2002
01/01/2009 to 12/31/2009          7.009436           8.841161           551,098.4600
01/01/2010 to 12/31/2010          8.841161           9.546299           711,927.2036
01/01/2011 to 12/31/2011          9.546299           9.202085           784,193.4550
01/01/2012 to 12/31/2012          9.202085          10.483706           694,965.7851
01/01/2013 to 04/26/2013         10.483706          11.268352                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.278990          14.824869        19,242,085.6773
01/01/2015 to 12/31/2015         14.824869          14.299108        17,577,564.9110
01/01/2016 to 12/31/2016         14.299108          15.172150        16,048,315.7966
01/01/2017 to 12/31/2017         15.172150          17.740091        14,515,621.3012
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/ARTISAN MID CAP
VALUE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         16.022131           8.467499         1,203,861.5748
01/01/2009 to 12/31/2009          8.467499          11.730917         1,088,931.6500
01/01/2010 to 12/31/2010         11.730917          13.209181           964,994.9224
01/01/2011 to 12/31/2011         13.209181          13.802315           847,166.5925
01/01/2012 to 12/31/2012         13.802315          15.109494           752,189.5417
01/01/2013 to 12/31/2013         15.109494          20.237803           664,862.0136
01/01/2014 to 12/31/2014         20.237803          20.189271           594,187.3934
01/01/2015 to 12/31/2015         20.189271          17.894681           540,224.5980
01/01/2016 to 12/31/2016         17.894681          21.535162           425,288.8278
01/01/2017 to 12/31/2017         21.535162          23.780718           384,417.3646
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008         10.064240          10.127304                 0.0000
01/01/2009 to 12/31/2009         10.127304          14.181330            32,349.2700
01/01/2010 to 12/31/2010         14.181330          17.057883            39,887.9809
01/01/2011 to 12/31/2011         17.057883          14.017102            49,191.1241
01/01/2012 to 12/31/2012         14.017102          16.214180            74,045.2024
01/01/2013 to 12/31/2013         16.214180          20.300375            82,908.9989
01/01/2014 to 12/31/2014         20.300375          18.584810            97,429.1691
01/01/2015 to 12/31/2015         18.584810          19.284466           108,125.2609
01/01/2016 to 12/31/2016         19.284466          20.023987            87,297.2341
01/01/2017 to 12/31/2017         20.023987          25.630572           104,913.5520
--------------------------       ---------          ---------        ---------------


                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B))
05/02/2016 to 12/31/2016         21.455469          21.766073           32,819.2457
01/01/2017 to 12/31/2017         21.766073          25.374851           33,377.3783
--------------------------       ---------          ---------           -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
B))
05/04/2009 to 12/31/2009         12.413929          15.168928            8,757.5200
01/01/2010 to 12/31/2010         15.168928          17.254736           20,247.1606
01/01/2011 to 12/31/2011         17.254736          16.105760           38,813.3962
01/01/2012 to 12/31/2012         16.105760          17.440825           20,826.4930
01/01/2013 to 12/31/2013         17.440825          22.710843           23,137.3941
01/01/2014 to 12/31/2014         22.710843          24.719350           21,327.1930
01/01/2015 to 12/31/2015         24.719350          24.193312           20,934.4417
01/01/2016 to 04/29/2016         24.193312          24.304401                0.0000
--------------------------       ---------          ---------           -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))
01/01/2008 to 12/31/2008         14.531708           8.631580        2,438,465.2348
01/01/2009 to 12/31/2009          8.631580          11.164658        2,337,369.1200
01/01/2010 to 12/31/2010         11.164658          12.249141        2,181,034.6373
01/01/2011 to 12/31/2011         12.249141          11.516763        2,019,002.5810
01/01/2012 to 12/31/2012         11.516763          12.734053        1,783,847.5063
01/01/2013 to 12/31/2013         12.734053          16.683680        1,475,752.0543
01/01/2014 to 12/31/2014         16.683680          18.079754        1,297,319.0654
01/01/2015 to 12/31/2015         18.079754          18.141560        1,136,243.8256
01/01/2016 to 12/31/2016         18.141560          19.073254          989,699.8498
01/01/2017 to 12/31/2017         19.073254          22.256243          835,366.8322
--------------------------       ---------          ---------        --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.360064          17.061098          352,705.9170
01/01/2014 to 12/31/2014         17.061098          18.560625          329,018.2530
01/01/2015 to 12/31/2015         18.560625          18.685549          305,094.3752
01/01/2016 to 12/31/2016         18.685549          19.279483          155,374.3813
01/01/2017 to 12/31/2017         19.279483          23.634896          139,801.8218
--------------------------       ---------          ---------        --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT
(CLASS B))
01/01/2008 to 12/31/2008         15.344884           7.783610          399,907.8934
01/01/2009 to 12/31/2009          7.783610          11.239190          428,032.5400
01/01/2010 to 12/31/2010         11.239190          14.023333          451,660.0464
01/01/2011 to 12/31/2011         14.023333          12.732671          461,043.0970
01/01/2012 to 12/31/2012         12.732671          13.243738          399,757.6681
01/01/2013 to 04/26/2013         13.243738          14.267902                0.0000
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.664321           7.884117        1,205,306.5843
01/01/2009 to 12/31/2009          7.884117          10.796267        1,267,227.0800
01/01/2010 to 12/31/2010         10.796267          11.791672        1,209,148.2077
01/01/2011 to 12/31/2011         11.791672          11.595850        1,169,936.9893
01/01/2012 to 12/31/2012         11.595850          13.146384        2,050,566.0165
01/01/2013 to 12/31/2013         13.146384          17.637135        1,690,461.6550
01/01/2014 to 12/31/2014         17.637135          18.818245        1,509,597.1111
01/01/2015 to 12/31/2015         18.818245          20.410115        1,317,929.3919
01/01/2016 to 12/31/2016         20.410115          19.999994        1,069,629.1041
01/01/2017 to 12/31/2017         19.999994          26.883713          896,514.9236
--------------------------       ---------          ---------        --------------


                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          9.975512           5.695473           75,802.4502
01/01/2009 to 12/31/2009          5.695473           6.887615           93,043.7700
01/01/2010 to 12/31/2010          6.887615           7.797745          140,136.7396
01/01/2011 to 12/31/2011          7.797745           7.357485          170,978.4485
01/01/2012 to 12/31/2012          7.357485           8.133087          114,368.3566
01/01/2013 to 04/26/2013          8.133087           8.726468                0.0000
--------------------------        --------           --------          ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          9.975273           5.290726        2,165,339.9010
01/01/2009 to 12/31/2009          5.290726           7.459833        1,922,818.3800
01/01/2010 to 12/31/2010          7.459833           8.007296        1,691,155.4967
01/01/2011 to 12/31/2011          8.007296           7.748428        1,493,748.8321
01/01/2012 to 04/27/2012          7.748428           8.702779                0.0000
--------------------------        --------           --------        --------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         13.680406          14.113833           23,126.3300
01/01/2010 to 12/31/2010         14.113833          14.630748           86,567.8353
01/01/2011 to 12/31/2011         14.630748          15.382633          180,811.2466
01/01/2012 to 12/31/2012         15.382633          15.632356          263,494.0771
01/01/2013 to 12/31/2013         15.632356          14.943885          101,683.8549
01/01/2014 to 12/31/2014         14.943885          15.463191          136,778.8338
01/01/2015 to 12/31/2015         15.463191          15.163609          120,217.3006
01/01/2016 to 12/31/2016         15.163609          15.188656          143,236.1036
01/01/2017 to 12/31/2017         15.188656          15.341376          120,433.5245
--------------------------       ---------          ---------        --------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.601666          13.171307            3,848.9200
01/01/2010 to 12/31/2010         13.171307          16.273172           28,657.9125
01/01/2011 to 12/31/2011         16.273172          15.609908           62,164.5000
01/01/2012 to 12/31/2012         15.609908          17.958955           36,192.3839
01/01/2013 to 12/31/2013         17.958955          23.392505           50,318.3970
01/01/2014 to 12/31/2014         23.392505          25.066670           42,352.1536
01/01/2015 to 12/31/2015         25.066670          23.936353           40,629.3672
01/01/2016 to 12/31/2016         23.936353          28.202533           42,211.2392
01/01/2017 to 12/31/2017         28.202533          31.991131           41,603.0581
--------------------------       ---------          ---------        --------------

METLIFE MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(Reg. TM) INDEX
SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009          8.756520          11.246923           25,126.9000
01/01/2010 to 12/31/2010         11.246923          11.892205           64,189.2644
01/01/2011 to 12/31/2011         11.892205          10.192314           89,993.4112
01/01/2012 to 12/31/2012         10.192314          11.793437           79,284.3117
01/01/2013 to 12/31/2013         11.793437          14.052125           81,093.7936
01/01/2014 to 12/31/2014         14.052125          12.914782           84,309.7782
01/01/2015 to 12/31/2015         12.914782          12.505582           90,827.9396
01/01/2016 to 12/31/2016         12.505582          12.389076           99,410.4946
01/01/2017 to 12/31/2017         12.389076          15.140340           92,523.4559
--------------------------       ---------          ---------        --------------

METLIFE RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(Reg. TM)
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         10.854595          13.316341            8,709.3500
01/01/2010 to 12/31/2010         13.316341          16.534381           46,673.8379
01/01/2011 to 12/31/2011         16.534381          15.521640           65,552.4069
01/01/2012 to 12/31/2012         15.521640          17.656228           63,636.3439
01/01/2013 to 12/31/2013         17.656228          23.928209           98,023.9118
01/01/2014 to 12/31/2014         23.928209          24.588359          102,230.0793
01/01/2015 to 12/31/2015         24.588359          23.031100          101,209.8089
01/01/2016 to 12/31/2016         23.031100          27.326380           99,344.7922
01/01/2017 to 12/31/2017         27.326380          30.647564           94,713.6958
--------------------------       ---------          ---------        --------------


                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.333947           8.207703        713,686.1818
01/01/2009 to 12/31/2009          8.207703          10.140674        666,656.4900
01/01/2010 to 12/31/2010         10.140674          11.391722        680,454.5945
01/01/2011 to 12/31/2011         11.391722          11.360548        658,836.7869
01/01/2012 to 12/31/2012         11.360548          12.865299        598,042.4109
01/01/2013 to 12/31/2013         12.865299          16.624657        569,238.9067
01/01/2014 to 12/31/2014         16.624657          18.448430        570,058.0141
01/01/2015 to 12/31/2015         18.448430          18.266536        537,996.6482
01/01/2016 to 12/31/2016         18.266536          19.962856        517,982.4149
01/01/2017 to 12/31/2017         19.962856          23.747236        506,903.1698
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.550580          20.437846        177,872.0371
01/01/2014 to 12/31/2014         20.437846          22.171216        157,434.2258
01/01/2015 to 12/31/2015         22.171216          21.674637        176,878.6862
01/01/2016 to 12/31/2016         21.674637          24.264399        190,030.2709
01/01/2017 to 12/31/2017         24.264399          27.995223        184,087.5459
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.997918           6.577412         36,972.9255
01/01/2009 to 12/31/2009          6.577412           8.059563        171,710.3600
01/01/2010 to 12/31/2010          8.059563           8.779668        285,582.1238
01/01/2011 to 12/31/2011          8.779668           8.567648        417,461.9916
01/01/2012 to 12/31/2012          8.567648           9.575332        368,682.2455
01/01/2013 to 04/26/2013          9.575332          10.472267              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         18.825335          23.429616        542,020.0220
01/01/2014 to 12/31/2014         23.429616          22.919543        456,657.6720
01/01/2015 to 12/31/2015         22.919543          22.573626        414,021.5132
01/01/2016 to 12/31/2016         22.573626          26.222946        356,517.7867
01/01/2017 to 12/31/2017         26.222946          29.716043        313,630.8776
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2008 to 12/31/2008         15.202206           9.202464        859,127.6895
01/01/2009 to 12/31/2009          9.202464          12.348579        862,876.0700
01/01/2010 to 12/31/2010         12.348579          14.886019        837,887.9147
01/01/2011 to 12/31/2011         14.886019          13.835741        797,356.2318
01/01/2012 to 12/31/2012         13.835741          14.291465        721,954.0860
01/01/2013 to 04/26/2013         14.291465          15.471275              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         38.936080          48.998491        116,037.6148
01/01/2014 to 12/31/2014         48.998491          52.319497        114,965.4750
01/01/2015 to 12/31/2015         52.319497          56.731474        108,232.0525
01/01/2016 to 12/31/2016         56.731474          56.516415         93,704.6880
01/01/2017 to 12/31/2017         56.516415          74.020768         95,617.1924
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          6.187776           3.372242        691,949.8158
01/01/2009 to 12/31/2009          3.372242           5.260154        717,141.5200
01/01/2010 to 12/31/2010          5.260154           6.590395        755,137.9379
01/01/2011 to 12/31/2011          6.590395           5.826713        835,506.5027
01/01/2012 to 12/31/2012          5.826713           6.409230        724,313.6718
01/01/2013 to 04/26/2013          6.409230           6.691623              0.0000
--------------------------       ---------          ---------        ------------


                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         11.597882          14.700819         23,852.8200
01/01/2010 to 12/31/2010         14.700819          18.610935         68,757.1328
01/01/2011 to 12/31/2011         18.610935          15.216237        124,221.7968
01/01/2012 to 12/31/2012         15.216237          15.313235        155,405.7168
01/01/2013 to 12/31/2013         15.313235          16.640946        138,759.6829
01/01/2014 to 12/31/2014         16.640946          13.254085        150,737.4125
01/01/2015 to 12/31/2015         13.254085           8.744354        175,389.4816
01/01/2016 to 12/31/2016          8.744354          12.332648        138,546.3920
01/01/2017 to 12/31/2017         12.332648          12.011526        134,325.5016
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         26.932953          27.842929        340,059.3536
01/01/2017 to 12/31/2017         27.842929          29.487556        313,727.2653
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         18.791730          15.007127        810,719.3162
01/01/2009 to 12/31/2009         15.007127          20.139535        715,187.3100
01/01/2010 to 12/31/2010         20.139535          22.322745        670,642.2883
01/01/2011 to 12/31/2011         22.322745          22.880277        684,098.2260
01/01/2012 to 12/31/2012         22.880277          25.353812        669,153.3596
01/01/2013 to 12/31/2013         25.353812          26.861582        467,132.6102
01/01/2014 to 12/31/2014         26.861582          27.628783        411,053.8039
01/01/2015 to 12/31/2015         27.628783          26.519298        375,047.5757
01/01/2016 to 04/29/2016         26.519298          27.280436              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016         27.482890          28.436333        191,532.3538
01/01/2017 to 12/31/2017         28.436333          30.130747        176,100.6175
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010         11.712733          12.262151        186,996.9260
01/01/2011 to 12/31/2011         12.262151          12.447946        283,265.4430
01/01/2012 to 12/31/2012         12.447946          13.611429        355,521.9008
01/01/2013 to 12/31/2013         13.611429          13.543678        446,234.6113
01/01/2014 to 12/31/2014         13.543678          13.879160        494,001.9468
01/01/2015 to 12/31/2015         13.879160          13.419475        453,497.5371
01/01/2016 to 04/29/2016         13.419475          13.729658              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.536642          15.162330        179,344.5048
01/01/2009 to 12/31/2009         15.162330          15.484010        198,771.0800
01/01/2010 to 12/31/2010         15.484010          16.027078        214,528.5420
01/01/2011 to 12/31/2011         16.027078          16.554340        212,384.0655
01/01/2012 to 12/31/2012         16.554340          16.736131        147,056.0759
01/01/2013 to 12/31/2013         16.736131          16.272485        146,200.7119
01/01/2014 to 12/31/2014         16.272485          16.373384        113,942.0727
01/01/2015 to 12/31/2015         16.373384          16.114547         99,369.4345
01/01/2016 to 12/31/2016         16.114547          15.972741         87,098.3015
01/01/2017 to 12/31/2017         15.972741          15.935612         76,123.6821

                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.157644          10.462250        270,455.4921
01/01/2013 to 12/31/2013         10.462250          11.398147        335,029.7865
01/01/2014 to 12/31/2014         11.398147          11.993428        323,273.1569
01/01/2015 to 12/31/2015         11.993428          11.824027         87,836.5411
01/01/2016 to 12/31/2016         11.824027          12.006679         25,355.4866
01/01/2017 to 12/31/2017         12.006679          13.372425          7,668.2286
--------------------------       ---------          ---------        ------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996768           1.036108          4,362.6587
01/01/2015 to 12/31/2015          1.036108           1.005600         35,501.8564
01/01/2016 to 12/31/2016          1.005600           1.005353         14,185.6809
01/01/2017 to 12/31/2017          1.005353           1.138138         13,303.5040
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.007808           6.982721        184,000.0252
01/01/2009 to 12/31/2009          6.982721           8.851685        379,663.7600
01/01/2010 to 12/31/2010          8.851685           9.731636        483,381.5311
01/01/2011 to 12/31/2011          9.731636           9.336396        661,755.9738
01/01/2012 to 12/31/2012          9.336396          10.388576        629,274.8786
01/01/2013 to 12/31/2013         10.388576          12.070029        528,862.1321
01/01/2014 to 12/31/2014         12.070029          12.546702        511,790.4106
01/01/2015 to 12/31/2015         12.546702          12.211472        404,936.3041
01/01/2016 to 12/31/2016         12.211472          12.904496        382,662.9901
01/01/2017 to 12/31/2017         12.904496          14.782035        348,703.9298
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.997808           6.333535        127,858.3509
01/01/2009 to 12/31/2009          6.333535           8.321363        205,280.0900
01/01/2010 to 12/31/2010          8.321363           9.256468        191,802.5576
01/01/2011 to 12/31/2011          9.256468           8.644098        181,996.0190
01/01/2012 to 12/31/2012          8.644098           9.841051        197,043.1935
01/01/2013 to 12/31/2013          9.841051          12.068240        186,111.1178
01/01/2014 to 12/31/2014         12.068240          12.584890        160,610.6167
01/01/2015 to 12/31/2015         12.584890          12.242440        182,137.4885
01/01/2016 to 12/31/2016         12.242440          13.075088        153,121.5481
01/01/2017 to 12/31/2017         13.075088          15.552885        166,357.5817
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.987809           5.735862         33,529.3069
01/01/2009 to 12/31/2009          5.735862           7.808744         98,957.7400
01/01/2010 to 12/31/2010          7.808744           9.056950        118,220.5624
01/01/2011 to 12/31/2011          9.056950           8.469445        127,763.4584
01/01/2012 to 12/31/2012          8.469445           9.746281         99,827.3811
01/01/2013 to 12/31/2013          9.746281          12.398863         85,055.2003
01/01/2014 to 12/31/2014         12.398863          13.147930         77,901.0388
01/01/2015 to 12/31/2015         13.147930          13.724163         66,279.2251
01/01/2016 to 12/31/2016         13.724163          14.676506         53,142.2240
01/01/2017 to 12/31/2017         14.676506          18.400906         55,572.4084
--------------------------       ---------          ---------        ------------


                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.017807           7.653679         25,313.5496
01/01/2009 to 12/31/2009          7.653679           9.257378        147,989.3700
01/01/2010 to 12/31/2010          9.257378           9.973107        171,336.0722
01/01/2011 to 12/31/2011          9.973107           9.794747        160,761.3695
01/01/2012 to 12/31/2012          9.794747          10.640350        157,412.5810
01/01/2013 to 12/31/2013         10.640350          11.839835        120,951.7250
01/01/2014 to 12/31/2014         11.839835          12.312688        144,777.7746
01/01/2015 to 12/31/2015         12.312688          11.981245        124,055.5361
01/01/2016 to 12/31/2016         11.981245          12.567633        113,272.6210
01/01/2017 to 12/31/2017         12.567633          13.916677         96,180.1976
--------------------------       ---------          ---------        ------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.084374          11.443227        304,446.0416
01/01/2013 to 12/31/2013         11.443227          10.836228        303,066.3340
01/01/2014 to 12/31/2014         10.836228          11.046263        279,450.3029
01/01/2015 to 12/31/2015         11.046263           9.790925        131,694.3313
01/01/2016 to 12/31/2016          9.790925          10.457071         49,803.2437
01/01/2017 to 12/31/2017         10.457071          11.255381         31,305.5838
--------------------------       ---------          ---------        ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.914067          10.193982        638,604.1935
01/01/2013 to 12/31/2013         10.193982          11.022189        675,556.3262
01/01/2014 to 12/31/2014         11.022189          11.443082        652,617.1125
01/01/2015 to 12/31/2015         11.443082          11.204279        262,284.3537
01/01/2016 to 12/31/2016         11.204279          11.469109         84,842.9395
01/01/2017 to 12/31/2017         11.469109          12.738856         47,414.1662
--------------------------       ---------          ---------        ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         15.676575          11.679717              0.0000
01/01/2009 to 12/31/2009         11.679717          16.789199         21,547.7800
01/01/2010 to 12/31/2010         16.789199          19.052533         40,800.9747
01/01/2011 to 12/31/2011         19.052533          19.113949         39,238.2582
01/01/2012 to 12/31/2012         19.113949          21.832731         43,762.4795
01/01/2013 to 12/31/2013         21.832731          23.397828         33,670.4191
01/01/2014 to 12/31/2014         23.397828          23.690280         29,652.1359
01/01/2015 to 12/31/2015         23.690280          22.281335         23,167.0778
01/01/2016 to 12/31/2016         22.281335          24.893054         16,681.1612
01/01/2017 to 12/31/2017         24.893054          26.294947         15,586.1006
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 100 SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.983219           7.531553        346,926.7634
01/01/2009 to 12/31/2009          7.531553           9.792493        365,951.7900
01/01/2010 to 12/31/2010          9.792493          11.182620        367,274.1222
01/01/2011 to 12/31/2011         11.182620          10.328480        276,139.5305
01/01/2012 to 12/31/2012         10.328480          11.817735        207,406.2486
01/01/2013 to 12/31/2013         11.817735          15.001852        273,561.7110
01/01/2014 to 12/31/2014         15.001852          15.453049        266,296.4898
01/01/2015 to 12/31/2015         15.453049          14.842836        252,781.0477
01/01/2016 to 12/31/2016         14.842836          15.855187        194,316.7197
01/01/2017 to 12/31/2017         15.855187          19.106677        190,559.0510
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          9.940860          10.360267        563,563.0554
01/01/2013 to 12/31/2013         10.360267          11.613593        780,687.3438
01/01/2014 to 12/31/2014         11.613593          12.481964        844,516.9319
01/01/2015 to 12/31/2015         12.481964          11.734676        532,165.5810
01/01/2016 to 12/31/2016         11.734676          12.464504        289,176.5423
01/01/2017 to 12/31/2017         12.464504          14.458372        116,476.8223
--------------------------       ---------          ---------        ------------


                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE SMALL CAP VALUE
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         16.816338          11.566752        128,430.8310
01/01/2009 to 12/31/2009         11.566752          14.336602        134,187.6800
01/01/2010 to 12/31/2010         14.336602          16.849091        129,519.7572
01/01/2011 to 12/31/2011         16.849091          15.032126        133,374.9450
01/01/2012 to 12/31/2012         15.032126          17.383033        111,407.4049
01/01/2013 to 12/31/2013         17.383033          22.567656         96,653.9208
01/01/2014 to 12/31/2014         22.567656          22.500211         90,178.5484
01/01/2015 to 12/31/2015         22.500211          20.861784         81,096.0611
01/01/2016 to 12/31/2016         20.861784          26.840175         65,924.6068
01/01/2017 to 12/31/2017         26.840175          29.388304         59,017.1422
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))
01/01/2008 to 12/31/2008         13.974426           6.090664         37,784.3397
01/01/2009 to 12/31/2009          6.090664          10.086302         54,450.4100
01/01/2010 to 12/31/2010         10.086302          12.225625         78,659.9841
01/01/2011 to 12/31/2011         12.225625           9.742423         80,238.6192
01/01/2012 to 12/31/2012          9.742423          11.352861         83,820.0858
01/01/2013 to 12/31/2013         11.352861          10.573731        108,734.0835
01/01/2014 to 12/31/2014         10.573731           9.688440        101,393.1515
01/01/2015 to 12/31/2015          9.688440           8.184746         73,664.4063
01/01/2016 to 12/31/2016          8.184746           8.945468         71,134.9677
01/01/2017 to 12/31/2017          8.945468          11.252948         53,550.9815
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B) (FORMERLY MET/EATON VANCE
FLOATING RATE SUB-ACCOUNT (CLASS B))
05/03/2010 to 12/31/2010          9.997261          10.181299          3,793.4316
01/01/2011 to 12/31/2011         10.181299          10.180537         10,576.2109
01/01/2012 to 12/31/2012         10.180537          10.709371          7,230.9818
01/01/2013 to 12/31/2013         10.709371          10.900011         17,544.4135
01/01/2014 to 12/31/2014         10.900011          10.762818         17,546.7448
01/01/2015 to 12/31/2015         10.762818          10.461598         19,754.5667
01/01/2016 to 12/31/2016         10.461598          11.204928         17,886.5405
01/01/2017 to 12/31/2017         11.204928          11.387563          6,797.0771
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))
05/02/2011 to 12/31/2011          9.987262           9.727420          4,883.0690
01/01/2012 to 12/31/2012          9.727420           9.953100         10,209.3404
01/01/2013 to 12/31/2013          9.953100           9.869255         53,669.6514
01/01/2014 to 12/31/2014          9.869255           9.776157        100,474.4944
01/01/2015 to 12/31/2015          9.776157           9.522921         53,905.6843
01/01/2016 to 12/31/2016          9.522921           9.626843         35,516.3017
01/01/2017 to 12/31/2017          9.626843           9.562397         33,105.1942
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON
INTERNATIONAL BOND SUB-ACCOUNT (CLASS
 B))
05/04/2009 to 12/31/2009          9.997808          10.853388          4,821.5400
01/01/2010 to 12/31/2010         10.853388          12.079303         10,677.2584
01/01/2011 to 12/31/2011         12.079303          11.801459          7,895.0022
01/01/2012 to 12/31/2012         11.801459          13.219191          9,652.1605
01/01/2013 to 12/31/2013         13.219191          13.091853         10,393.8486
01/01/2014 to 12/31/2014         13.091853          12.978963          5,906.7789
01/01/2015 to 12/31/2015         12.978963          12.192703          5,195.9419
01/01/2016 to 12/31/2016         12.192703          12.055800          3,432.4304
01/01/2017 to 12/31/2017         12.055800          11.834248          3,679.9993
--------------------------       ---------          ---------        ------------


                       2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          15.946665           9.116180          38,920.6444
01/01/2009 to 12/31/2009           9.116180          12.039424          41,294.7600
01/01/2010 to 12/31/2010          12.039424          13.701994          37,259.0097
01/01/2011 to 12/31/2011          13.701994          12.680858          35,393.5635
01/01/2012 to 12/31/2012          12.680858          15.658693          33,692.3080
01/01/2013 to 12/31/2013          15.658693          15.892811          32,414.9400
01/01/2014 to 12/31/2014          15.892811          17.644963          33,747.7631
01/01/2015 to 12/31/2015          17.644963          17.053132          33,392.7808
01/01/2016 to 12/31/2016          17.053132          16.861610          27,870.6364
01/01/2017 to 12/31/2017          16.861610          18.304718          22,059.7551
--------------------------        ---------          ---------          -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008           7.558515           4.515188         130,349.2558
01/01/2009 to 12/31/2009           4.515188           5.884585         125,861.2100
01/01/2010 to 12/31/2010           5.884585           7.140208         135,747.3780
01/01/2011 to 12/31/2011           7.140208           7.226401         190,114.8307
01/01/2012 to 12/31/2012           7.226401           8.393408         156,684.9983
01/01/2013 to 12/31/2013           8.393408          11.979081         130,426.6853
01/01/2014 to 12/31/2014          11.979081          13.960289         146,816.5323
01/01/2015 to 12/31/2015          13.960289          13.131460         133,975.8831
01/01/2016 to 12/31/2016          13.131460          13.216452         125,053.6972
01/01/2017 to 12/31/2017          13.216452          15.340402         118,392.3353
--------------------------        ---------          ---------         ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         127.711374         130.815922           1,512.3034
01/01/2011 to 12/31/2011         130.815922         118.555404           1,862.4532
01/01/2012 to 12/31/2012         118.555404         142.358799           1,492.4796
01/01/2013 to 12/31/2013         142.358799         179.708439           2,138.3879
01/01/2014 to 04/25/2014         179.708439         186.778347               0.0000
--------------------------       ----------         ----------         ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          10.227481           4.549288          40,824.3472
01/01/2009 to 12/31/2009           4.549288           6.152354          54,602.3800
01/01/2010 to 12/31/2010           6.152354           6.472926          52,204.2008
01/01/2011 to 04/29/2011           6.472926           6.869278               0.0000
--------------------------       ----------         ----------         ------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          18.782294          10.882531         151,280.2045
01/01/2009 to 12/31/2009          10.882531          16.540552         144,039.2000
01/01/2010 to 12/31/2010          16.540552          18.875459         156,050.7444
01/01/2011 to 12/31/2011          18.875459          15.864627         153,377.0704
01/01/2012 to 12/31/2012          15.864627          20.097464         137,552.7367
01/01/2013 to 12/31/2013          20.097464          25.706033         112,691.2592
01/01/2014 to 12/31/2014          25.706033          23.738048         110,531.8797
01/01/2015 to 12/31/2015          23.738048          22.215731         102,835.1288
01/01/2016 to 12/31/2016          22.215731          23.556598          93,462.0023
01/01/2017 to 12/31/2017          23.556598          30.117934          83,039.8830
--------------------------       ----------         ----------         ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012           1.010614           1.043676       2,243,297.9862
01/01/2013 to 12/31/2013           1.043676           1.042049       1,905,815.7454
01/01/2014 to 12/31/2014           1.042049           1.078417       1,664,989.3706
01/01/2015 to 12/31/2015           1.078417           1.012611       1,354,705.9571
01/01/2016 to 12/31/2016           1.012611           1.108857         687,356.0596
01/01/2017 to 12/31/2017           1.108857           1.195662         422,420.3829
--------------------------       ----------         ----------       --------------


                       2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.343390           7.125230           41,416.2311
01/01/2009 to 12/31/2009          7.125230           8.839953           39,545.5900
01/01/2010 to 12/31/2010          8.839953           9.952079           49,382.0036
01/01/2011 to 12/31/2011          9.952079           9.610722           54,737.5422
01/01/2012 to 12/31/2012          9.610722          11.155811           44,942.9357
01/01/2013 to 12/31/2013         11.155811          14.804724           49,833.2488
01/01/2014 to 12/31/2014         14.804724          15.862918           55,328.1462
01/01/2015 to 12/31/2015         15.862918          14.620346           38,673.7658
01/01/2016 to 12/31/2016         14.620346          16.809802           27,053.7408
01/01/2017 to 12/31/2017         16.809802          19.447348           25,879.7912
--------------------------       ---------          ---------           -----------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.443604           9.274377           99,491.8696
01/01/2009 to 12/31/2009          9.274377          12.165200           98,191.3600
01/01/2010 to 12/31/2010         12.165200          15.046688           92,378.2972
01/01/2011 to 12/31/2011         15.046688          14.589864           86,408.4722
01/01/2012 to 12/31/2012         14.589864          16.906449           66,035.4277
01/01/2013 to 12/31/2013         16.906449          23.229758           67,340.8909
01/01/2014 to 12/31/2014         23.229758          24.571042           63,452.7423
01/01/2015 to 12/31/2015         24.571042          23.672670           52,488.1228
01/01/2016 to 12/31/2016         23.672670          25.857236           44,004.4188
01/01/2017 to 12/31/2017         25.857236          31.767641           38,911.5634
--------------------------       ---------          ---------           -----------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.900094          10.326787           53,061.3202
01/01/2014 to 12/31/2014         10.326787          10.637740           41,397.6585
01/01/2015 to 12/31/2015         10.637740          10.477454           44,730.0713
01/01/2016 to 12/31/2016         10.477454          10.499004           40,339.1820
01/01/2017 to 12/31/2017         10.499004          10.632497           31,177.7636
--------------------------       ---------          ---------           -----------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS
C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.037806           8.915497           56,766.8101
01/01/2009 to 12/31/2009          8.915497           9.798318           66,101.5200
01/01/2010 to 12/31/2010          9.798318          10.190266          100,124.0962
01/01/2011 to 12/31/2011         10.190266          10.567275           62,591.7901
01/01/2012 to 12/31/2012         10.567275          10.866096           56,309.3620
01/01/2013 to 04/26/2013         10.866096          10.837429                0.0000
--------------------------       ---------          ---------          ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012668           1.045714        1,068,439.8878
01/01/2013 to 12/31/2013          1.045714           1.137625        1,492,659.2755
01/01/2014 to 12/31/2014          1.137625           1.192885        1,504,121.7550
01/01/2015 to 12/31/2015          1.192885           1.179720        1,155,114.4562
01/01/2016 to 12/31/2016          1.179720           1.189930          148,770.6369
01/01/2017 to 12/31/2017          1.189930           1.360731           23,251.4158
--------------------------       ---------          ---------        --------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.904282           7.682330           30,126.3488
01/01/2009 to 12/31/2009          7.682330          10.603918           35,790.7300
01/01/2010 to 12/31/2010         10.603918          12.682146           43,899.1197
01/01/2011 to 12/31/2011         12.682146          12.247188           43,786.7873
01/01/2012 to 12/31/2012         12.247188          14.035860           48,879.7881
01/01/2013 to 12/31/2013         14.035860          16.114477           37,347.8494
01/01/2014 to 12/31/2014         16.114477          16.343034           31,146.8281
01/01/2015 to 12/31/2015         16.343034          16.216073           12,870.0107
01/01/2016 to 12/31/2016         16.216073          16.654313           18,718.5498
01/01/2017 to 12/31/2017         16.654313          20.075343           18,678.9549
--------------------------       ---------          ---------        --------------


                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.076581           1.121167        210,186.3422
01/01/2014 to 12/31/2014          1.121167           1.200742        210,510.6459
01/01/2015 to 12/31/2015          1.200742           1.162701        216,259.2299
01/01/2016 to 12/31/2016          1.162701           1.189386        205,643.9244
01/01/2017 to 12/31/2017          1.189386           1.347123         25,854.4987
--------------------------        --------           --------        ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         17.234173           9.735436        133,416.6535
01/01/2009 to 12/31/2009          9.735436          12.554887        136,525.9800
01/01/2010 to 12/31/2010         12.554887          13.709977        151,784.9353
01/01/2011 to 12/31/2011         13.709977          11.999062        155,818.0446
01/01/2012 to 12/31/2012         11.999062          13.725179        140,309.4254
01/01/2013 to 12/31/2013         13.725179          16.044248        123,705.2784
01/01/2014 to 12/31/2014         16.044248          14.633569        120,795.1618
01/01/2015 to 12/31/2015         14.633569          14.089329        116,331.5925
01/01/2016 to 12/31/2016         14.089329          13.689444        104,289.0759
01/01/2017 to 12/31/2017         13.689444          17.197350         93,716.5525
--------------------------       ---------          ---------        ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999726           1.031307              0.0000
01/01/2015 to 12/31/2015          1.031307           0.955516          2,239.2837
01/01/2016 to 12/31/2016          0.955516           1.040778         69,411.1173
01/01/2017 to 12/31/2017          1.040778           1.148754          2,784.8872
--------------------------       ---------          ---------        ------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.794665          10.764035        144,764.2939
01/01/2009 to 12/31/2009         10.764035          12.455274        180,260.6900
01/01/2010 to 12/31/2010         12.455274          13.156218        235,321.1390
01/01/2011 to 12/31/2011         13.156218          14.333217        210,296.9444
01/01/2012 to 12/31/2012         14.333217          15.330776        194,274.1368
01/01/2013 to 12/31/2013         15.330776          13.633363        182,431.8355
01/01/2014 to 12/31/2014         13.633363          13.750023        161,191.5754
01/01/2015 to 12/31/2015         13.750023          13.058558        141,691.2399
01/01/2016 to 12/31/2016         13.058558          13.437930        124,568.2504
01/01/2017 to 12/31/2017         13.437930          13.629351        112,295.4763
--------------------------       ---------          ---------        ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.823035          12.619976        253,190.4448
01/01/2009 to 12/31/2009         12.619976          14.600343        362,413.6700
01/01/2010 to 12/31/2010         14.600343          15.480609        432,545.0303
01/01/2011 to 12/31/2011         15.480609          15.655875        435,941.5562
01/01/2012 to 12/31/2012         15.655875          16.766859        514,514.9173
01/01/2013 to 12/31/2013         16.766859          16.120048        407,703.7799
01/01/2014 to 12/31/2014         16.120048          16.463206        293,402.2909
01/01/2015 to 12/31/2015         16.463206          16.138017        286,094.5284
01/01/2016 to 12/31/2016         16.138017          16.231292        221,233.1801
01/01/2017 to 12/31/2017         16.231292          16.626854        215,894.6064
--------------------------       ---------          ---------        ------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.707623          10.829490        210,786.9573
01/01/2013 to 12/31/2013         10.829490          10.135290         70,926.4617
01/01/2014 to 12/31/2014         10.135290          10.685330         81,080.9306
01/01/2015 to 12/31/2015         10.685330          10.518788         27,351.6464
01/01/2016 to 12/31/2016         10.518788          10.446326          7,933.0756
01/01/2017 to 12/31/2017         10.446326          10.506265          2,077.4023
--------------------------       ---------          ---------        ------------


                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(Reg.
TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.214422          10.708064          6,590.1681
01/01/2014 to 12/31/2014         10.708064          11.402998         16,350.7947
01/01/2015 to 12/31/2015         11.402998          11.037322         35,191.2950
01/01/2016 to 12/31/2016         11.037322          11.312749         30,165.4224
01/01/2017 to 12/31/2017         11.312749          12.915986         27,174.1849
--------------------------       ---------          ---------         -----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010646           1.063752        249,997.5196
01/01/2013 to 12/31/2013          1.063752           1.148116        447,933.8355
01/01/2014 to 12/31/2014          1.148116           1.212477        459,622.2485
01/01/2015 to 12/31/2015          1.212477           1.178020        608,564.7109
01/01/2016 to 12/31/2016          1.178020           1.219972        434,381.0831
01/01/2017 to 12/31/2017          1.219972           1.366846        232,739.6569
--------------------------       ---------          ---------        ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          8.249570           8.405373              0.0000
01/01/2009 to 12/31/2009          8.405373          10.289380         60,673.8100
01/01/2010 to 12/31/2010         10.289380          11.320128         91,350.0093
01/01/2011 to 12/31/2011         11.320128          11.214183        142,129.8846
01/01/2012 to 12/31/2012         11.214183          12.402856        142,936.0373
01/01/2013 to 12/31/2013         12.402856          13.729403        113,842.0382
01/01/2014 to 12/31/2014         13.729403          14.239676        142,399.0612
01/01/2015 to 12/31/2015         14.239676          13.683672        135,433.2533
01/01/2016 to 12/31/2016         13.683672          14.188541        112,267.0133
01/01/2017 to 12/31/2017         14.188541          16.114228        113,583.7396
--------------------------       ---------          ---------        ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          7.638337           7.706026              0.0000
01/01/2009 to 12/31/2009          7.706026           9.751421         43,716.3600
01/01/2010 to 12/31/2010          9.751421          10.911342         50,836.9072
01/01/2011 to 12/31/2011         10.911342          10.467993         78,206.6207
01/01/2012 to 12/31/2012         10.467993          11.801962         68,920.0507
01/01/2013 to 12/31/2013         11.801962          13.658977         41,348.6574
01/01/2014 to 12/31/2014         13.658977          14.108671         41,213.9983
01/01/2015 to 12/31/2015         14.108671          13.509671         55,051.4476
01/01/2016 to 12/31/2016         13.509671          14.153182         37,483.9769
01/01/2017 to 12/31/2017         14.153182          16.598046         38,562.6387
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         55.773897          34.804809         79,030.1420
01/01/2009 to 12/31/2009         34.804809          40.390398         74,574.7800
01/01/2010 to 12/31/2010         40.390398          46.329072         71,858.8409
01/01/2011 to 12/31/2011         46.329072          43.592251         66,198.4369
01/01/2012 to 12/31/2012         43.592251          50.405995         56,179.8070
01/01/2013 to 12/31/2013         50.405995          66.096200         51,489.0908
01/01/2014 to 12/31/2014         66.096200          73.391587         47,505.3358
01/01/2015 to 12/31/2015         73.391587          69.358545         48,382.4819
01/01/2016 to 12/31/2016         69.358545          78.824746         40,328.0274
01/01/2017 to 12/31/2017         78.824746          90.364239         37,777.3020
--------------------------       ---------          ---------        ------------


                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          9.398020           5.549820        177,225.2755
01/01/2009 to 12/31/2009          5.549820           7.913590        184,629.9700
01/01/2010 to 12/31/2010          7.913590           9.904407        168,014.2284
01/01/2011 to 12/31/2011          9.904407           9.548701        174,661.9512
01/01/2012 to 12/31/2012          9.548701          10.639199        143,972.8208
01/01/2013 to 12/31/2013         10.639199          14.243294        125,542.0092
01/01/2014 to 12/31/2014         14.243294          15.744764        109,976.9307
01/01/2015 to 12/31/2015         15.744764          16.462923        109,706.1245
01/01/2016 to 12/31/2016         16.462923          17.139966         91,454.5002
01/01/2017 to 12/31/2017         17.139966          20.958873         72,778.0844
--------------------------       ---------          ---------        ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008         23.619889          15.498935          8,802.5422
01/01/2009 to 12/31/2009         15.498935          19.223124         12,693.9900
01/01/2010 to 12/31/2010         19.223124          23.652908         11,498.9214
01/01/2011 to 12/31/2011         23.652908          22.328001         11,002.8978
01/01/2012 to 12/31/2012         22.328001          25.099946          8,603.8315
01/01/2013 to 12/31/2013         25.099946          32.059103          5,221.9113
01/01/2014 to 12/31/2014         32.059103          34.454617          4,901.7178
01/01/2015 to 12/31/2015         34.454617          30.739029          5,996.3463
01/01/2016 to 12/31/2016         30.739029          34.801823          4,915.7871
01/01/2017 to 12/31/2017         34.801823          37.347005          6,546.8669
--------------------------       ---------          ---------        ------------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)(FORMERLY GOLDMAN SACHS MID
CAP VALUE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         15.072869           9.443707         54,331.6698
01/01/2009 to 12/31/2009          9.443707          12.246885         42,702.6600
01/01/2010 to 12/31/2010         12.246885          14.913554         46,150.8207
01/01/2011 to 12/31/2011         14.913554          13.698773         50,527.5531
01/01/2012 to 12/31/2012         13.698773          15.858708         46,189.3230
01/01/2013 to 12/31/2013         15.858708          20.620246         51,137.5401
01/01/2014 to 12/31/2014         20.620246          22.885769         45,476.6088
01/01/2015 to 12/31/2015         22.885769          20.386935         39,364.7900
01/01/2016 to 12/31/2016         20.386935          22.617726         23,888.7328
01/01/2017 to 12/31/2017         22.617726          24.563414         24,373.4660
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          8.884348           9.710339         70,430.6812
01/01/2014 to 12/31/2014          9.710339           9.199817         65,734.3324
01/01/2015 to 12/31/2015          9.199817           8.821930         59,381.0833
01/01/2016 to 12/31/2016          8.821930           9.084006         49,796.6989
01/01/2017 to 12/31/2017          9.084006          12.011522         48,537.4247
--------------------------       ---------          ---------        ------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.087803           6.029928         53,911.7100
01/01/2009 to 12/31/2009          6.029928           8.425916        117,607.7100
01/01/2010 to 12/31/2010          8.425916           8.828474        132,072.7578
01/01/2011 to 12/31/2011          8.828474           7.417695        124,218.1825
01/01/2012 to 12/31/2012          7.417695           8.538152        100,942.2422
01/01/2013 to 04/26/2013          8.538152           8.838384              0.0000
--------------------------       ---------          ---------        ------------


                       2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         10.321710          10.379732          661,601.2020
01/01/2009 to 12/31/2009         10.379732          10.199956          558,363.9400
01/01/2010 to 12/31/2010         10.199956           9.997974          425,523.4447
01/01/2011 to 12/31/2011          9.997974           9.800529          353,661.5697
01/01/2012 to 12/31/2012          9.800529           9.605404          256,780.3561
01/01/2013 to 12/31/2013          9.605404           9.415196          306,490.8556
01/01/2014 to 12/31/2014          9.415196           9.228755          227,144.6102
01/01/2015 to 12/31/2015          9.228755           9.046005          185,756.7374
01/01/2016 to 12/31/2016          9.046005           8.876818          197,434.3981
01/01/2017 to 12/31/2017          8.876818           8.756739          215,143.3986
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
20 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         13.212265          13.419411            7,448.7575
01/01/2015 to 12/31/2015         13.419411          13.076654            7,340.6520
01/01/2016 to 12/31/2016         13.076654          13.398381          114,255.0471
01/01/2017 to 12/31/2017         13.398381          14.044290           37,284.7753
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.436295           8.894345        1,002,444.2268
01/01/2009 to 12/31/2009          8.894345          10.715424          940,211.8000
01/01/2010 to 12/31/2010         10.715424          11.648442          941,145.4780
01/01/2011 to 12/31/2011         11.648442          11.621002          790,999.0512
01/01/2012 to 12/31/2012         11.621002          12.632521          759,208.3008
01/01/2013 to 12/31/2013         12.632521          13.506656          619,030.6362
01/01/2014 to 04/25/2014         13.506656          13.592058                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.925566           8.600426        1,331,305.0002
01/01/2009 to 12/31/2009          8.600426          10.629271        1,095,199.6400
01/01/2010 to 12/31/2010         10.629271          11.710789        1,183,275.8135
01/01/2011 to 12/31/2011         11.710789          11.465977        1,130,006.3195
01/01/2012 to 12/31/2012         11.465977          12.630638        1,000,943.8708
01/01/2013 to 12/31/2013         12.630638          14.141787          954,534.5793
01/01/2014 to 04/25/2014         14.141787          14.177574                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         13.785032          14.113353        1,383,079.3058
01/01/2015 to 12/31/2015         14.113353          13.685385        1,185,591.3806
01/01/2016 to 12/31/2016         13.685385          14.231049        1,077,601.9221
01/01/2017 to 12/31/2017         14.231049          15.434650        1,045,929.4395
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.305159           8.208898        2,723,682.5944
01/01/2009 to 12/31/2009          8.208898          10.326377        2,607,870.1700
01/01/2010 to 12/31/2010         10.326377          11.497127        2,575,068.1495
01/01/2011 to 12/31/2011         11.497127          11.078030        2,612,876.3300
01/01/2012 to 12/31/2012         11.078030          12.370158        2,410,681.6755
01/01/2013 to 12/31/2013         12.370158          14.479841        2,282,113.0024
01/01/2014 to 04/25/2014         14.479841          14.472797                0.0000
--------------------------       ---------          ---------        --------------


                       2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.176158          14.623774        2,280,380.2540
01/01/2015 to 12/31/2015         14.623774          14.152446        2,088,537.4734
01/01/2016 to 12/31/2016         14.152446          14.857881        1,858,030.3713
01/01/2017 to 12/31/2017         14.857881          16.710077        1,770,328.6245
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.952034           7.887466        2,913,163.1749
01/01/2009 to 12/31/2009          7.887466          10.058265        2,822,001.1100
01/01/2010 to 12/31/2010         10.058265          11.386377        2,748,952.8337
01/01/2011 to 12/31/2011         11.386377          10.729021        2,561,984.4133
01/01/2012 to 12/31/2012         10.729021          12.168568        2,321,679.1872
01/01/2013 to 12/31/2013         12.168568          15.018680        2,244,263.2526
01/01/2014 to 04/25/2014         15.018680          14.929731                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON
FOUNDING STRATEGY SUB-ACCOUNT (CLASS
 B))
04/28/2008 to 12/31/2008          9.997808           7.004605           69,284.4158
01/01/2009 to 12/31/2009          7.004605           8.826238           54,142.1700
01/01/2010 to 12/31/2010          8.826238           9.520666           84,412.7661
01/01/2011 to 12/31/2011          9.520666           9.168219           96,298.1406
01/01/2012 to 12/31/2012          9.168219          10.434630          103,874.1022
01/01/2013 to 04/26/2013         10.434630          11.212040                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.150559          14.681590        2,224,901.3653
01/01/2015 to 12/31/2015         14.681590          14.146749        1,975,363.1287
01/01/2016 to 12/31/2016         14.146749          14.995487        1,740,728.3371
01/01/2017 to 12/31/2017         14.995487          17.516061        1,486,860.6909
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/ARTISAN MID CAP
VALUE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         15.948596           8.420158          186,473.1912
01/01/2009 to 12/31/2009          8.420158          11.653666          180,494.6100
01/01/2010 to 12/31/2010         11.653666          13.109090          169,034.3496
01/01/2011 to 12/31/2011         13.109090          13.684065          151,523.0440
01/01/2012 to 12/31/2012         13.684065          14.964991          133,137.8532
01/01/2013 to 12/31/2013         14.964991          20.024233          118,299.9315
01/01/2014 to 12/31/2014         20.024233          19.956237          107,556.2823
01/01/2015 to 12/31/2015         19.956237          17.670441           96,547.4740
01/01/2016 to 12/31/2016         17.670441          21.244050           81,999.4736
01/01/2017 to 12/31/2017         21.244050          23.435877           73,417.5230
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008         10.063937          10.125586                0.0000
01/01/2009 to 12/31/2009         10.125586          14.164750           10,908.6600
01/01/2010 to 12/31/2010         14.164750          17.020935           12,461.2345
01/01/2011 to 12/31/2011         17.020935          13.972768           18,798.5969
01/01/2012 to 12/31/2012         13.972768          16.146662           18,416.5797
01/01/2013 to 12/31/2013         16.146662          20.195652           20,278.2165
01/01/2014 to 12/31/2014         20.195652          18.470447           19,196.9360
01/01/2015 to 12/31/2015         18.470447          19.146637           16,539.5743
01/01/2016 to 12/31/2016         19.146637          19.861002           15,673.8717
01/01/2017 to 12/31/2017         19.861002          25.396632           20,318.2070
--------------------------       ---------          ---------        --------------


                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B))
05/02/2016 to 12/31/2016         21.165710          21.457889          8,450.5416
01/01/2017 to 12/31/2017         21.457889          24.990651          3,454.0511
--------------------------       ---------          ---------          ----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
(CLASS B))
05/04/2009 to 12/31/2009         12.225970          14.929413          1,056.5700
01/01/2010 to 12/31/2010         14.929413          16.965327          2,435.5004
01/01/2011 to 12/31/2011         16.965327          15.819821          5,343.8534
01/01/2012 to 12/31/2012         15.819821          17.113970          5,570.5964
01/01/2013 to 12/31/2013         17.113970          22.262962          5,475.5562
01/01/2014 to 12/31/2014         22.262962          24.207638          4,767.2722
01/01/2015 to 12/31/2015         24.207638          23.668803          2,520.5119
01/01/2016 to 04/29/2016         23.668803          23.769663              0.0000
--------------------------       ---------          ---------          ----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))
01/01/2008 to 12/31/2008         14.465062           8.583353        248,704.4892
01/01/2009 to 12/31/2009          8.583353          11.091179        250,261.0900
01/01/2010 to 12/31/2010         11.091179          12.156371        250,169.8602
01/01/2011 to 12/31/2011         12.156371          11.418134        237,947.2766
01/01/2012 to 12/31/2012         11.418134          12.612316        225,327.0336
01/01/2013 to 12/31/2013         12.612316          16.507681        187,910.8734
01/01/2014 to 12/31/2014         16.507681          17.871146        158,952.0269
01/01/2015 to 12/31/2015         17.871146          17.914314        140,812.4893
01/01/2016 to 12/31/2016         17.914314          18.815512        119,508.1886
01/01/2017 to 12/31/2017         18.815512          21.933618        108,457.8576
--------------------------       ---------          ---------        ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.231304          16.896737         41,006.0062
01/01/2014 to 12/31/2014         16.896737          18.363440         33,979.0747
01/01/2015 to 12/31/2015         18.363440          18.468554         27,468.1934
01/01/2016 to 12/31/2016         18.468554          19.036542         25,475.8401
01/01/2017 to 12/31/2017         19.036542          23.313826         23,590.4933
--------------------------       ---------          ---------        ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         15.288651           7.747284         50,235.1885
01/01/2009 to 12/31/2009          7.747284          11.175558         50,023.5500
01/01/2010 to 12/31/2010         11.175558          13.930018         39,112.9336
01/01/2011 to 12/31/2011         13.930018          12.635321         44,498.0392
01/01/2012 to 12/31/2012         12.635321          13.129269         40,276.2735
01/01/2013 to 04/26/2013         13.129269          14.140083              0.0000
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.592692           7.831644        114,056.1255
01/01/2009 to 12/31/2009          7.831644          10.713698        112,514.9900
01/01/2010 to 12/31/2010         10.713698          11.689801        119,090.6957
01/01/2011 to 12/31/2011         11.689801          11.484204        117,693.8871
01/01/2012 to 12/31/2012         11.484204          13.006730        232,756.1783
01/01/2013 to 12/31/2013         13.006730          17.432343        195,695.2140
01/01/2014 to 12/31/2014         17.432343          18.581147        170,947.1734
01/01/2015 to 12/31/2015         18.581147          20.132816        155,500.8720
01/01/2016 to 12/31/2016         20.132816          19.708546        133,446.3067
01/01/2017 to 12/31/2017         19.708546          26.465575        114,607.5705
--------------------------       ---------          ---------        ------------


                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          9.973841           5.688793         15,317.1846
01/01/2009 to 12/31/2009          5.688793           6.872659          5,337.5500
01/01/2010 to 12/31/2010          6.872659           7.773042         12,517.0195
01/01/2011 to 12/31/2011          7.773042           7.326859         12,919.3311
01/01/2012 to 12/31/2012          7.326859           8.091096         13,112.3347
01/01/2013 to 04/26/2013          8.091096           8.678653              0.0000
--------------------------        --------           --------         -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          9.929508           5.261155        297,576.6303
01/01/2009 to 12/31/2009          5.261155           7.410726        251,815.2400
01/01/2010 to 12/31/2010          7.410726           7.946640        231,153.5471
01/01/2011 to 12/31/2011          7.946640           7.682062        211,021.0626
01/01/2012 to 04/27/2012          7.682062           8.625430              0.0000
--------------------------        --------           --------        ------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         13.537644          13.957331            977.4200
01/01/2010 to 12/31/2010         13.957331          14.454054         15,670.5724
01/01/2011 to 12/31/2011         14.454054          15.181713         21,551.0934
01/01/2012 to 12/31/2012         15.181713          15.412671         26,156.9501
01/01/2013 to 12/31/2013         15.412671          14.719144         45,947.8038
01/01/2014 to 12/31/2014         14.719144          15.215418         50,125.8692
01/01/2015 to 12/31/2015         15.215418          14.905720         21,732.0985
01/01/2016 to 12/31/2016         14.905720          14.915416         27,432.1086
01/01/2017 to 12/31/2017         14.915416          15.050373         14,753.4603
--------------------------       ---------          ---------        ------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.508340          13.046762              0.0000
01/01/2010 to 12/31/2010         13.046762          16.103205          4,188.4807
01/01/2011 to 12/31/2011         16.103205          15.431453          8,737.9989
01/01/2012 to 12/31/2012         15.431453          17.735810          9,103.6799
01/01/2013 to 12/31/2013         17.735810          23.078772         11,428.6787
01/01/2014 to 12/31/2014         23.078772          24.705760         16,055.4973
01/01/2015 to 12/31/2015         24.705760          23.568130         13,133.9490
01/01/2016 to 12/31/2016         23.568130          27.740938         16,462.9163
01/01/2017 to 12/31/2017         27.740938          31.436176         12,769.3340
--------------------------       ---------          ---------        ------------

METLIFE MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(Reg. TM)
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009          8.665085          11.122151         12,130.2300
01/01/2010 to 12/31/2010         11.122151          11.748533         12,325.8881
01/01/2011 to 12/31/2011         11.748533          10.059120         13,837.1629
01/01/2012 to 12/31/2012         10.059120          11.627628         41,795.9400
01/01/2013 to 12/31/2013         11.627628          13.840718         63,686.4443
01/01/2014 to 12/31/2014         13.840718          12.707763         84,447.8878
01/01/2015 to 12/31/2015         12.707763          12.292815         70,249.5635
01/01/2016 to 12/31/2016         12.292815          12.166117         71,603.9066
01/01/2017 to 12/31/2017         12.166117          14.853060         62,837.2301
--------------------------       ---------          ---------        ------------

METLIFE RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(Reg.
TM) INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         10.741240          13.168600            399.3500
01/01/2010 to 12/31/2010         13.168600          16.334612          1,630.8224
01/01/2011 to 12/31/2011         16.334612          15.318802          6,962.3082
01/01/2012 to 12/31/2012         15.318802          17.407992         19,470.1013
01/01/2013 to 12/31/2013         17.407992          23.568232         18,144.2558
01/01/2014 to 12/31/2014         23.568232          24.194236         22,161.1642
01/01/2015 to 12/31/2015         24.194236          22.639276         25,107.7575
01/01/2016 to 12/31/2016         22.639276          26.834643         20,658.8388
01/01/2017 to 12/31/2017         26.834643          30.066072         20,560.1592
--------------------------       ---------          ---------        ------------


                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.251129           8.148526        119,904.7574
01/01/2009 to 12/31/2009          8.148526          10.057496        145,216.9700
01/01/2010 to 12/31/2010         10.057496          11.287000        116,583.8932
01/01/2011 to 12/31/2011         11.287000          11.244884        138,809.6956
01/01/2012 to 12/31/2012         11.244884          12.721523        127,440.0432
01/01/2013 to 12/31/2013         12.721523          16.422447         98,374.5096
01/01/2014 to 12/31/2014         16.422447          18.205823        111,842.4120
01/01/2015 to 12/31/2015         18.205823          18.008300        105,245.4968
01/01/2016 to 12/31/2016         18.008300          19.660973        102,692.5210
01/01/2017 to 12/31/2017         19.660973          23.364827         89,680.7771
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.292937          20.124260         16,227.7905
01/01/2014 to 12/31/2014         20.124260          21.809215         14,860.6160
01/01/2015 to 12/31/2015         21.809215          21.299429         12,708.7980
01/01/2016 to 12/31/2016         21.299429          23.820530         12,825.8254
01/01/2017 to 12/31/2017         23.820530          27.455727         10,324.5967
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.997808           6.572875          6,411.4093
01/01/2009 to 12/31/2009          6.572875           8.045953         36,135.9900
01/01/2010 to 12/31/2010          8.045953           8.756087         59,357.9423
01/01/2011 to 12/31/2011          8.756087           8.536112         46,435.1987
01/01/2012 to 12/31/2012          8.536112           9.530503         42,994.9385
01/01/2013 to 04/26/2013          9.530503          10.419926              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         15.399773          19.153339         35,689.0966
01/01/2014 to 12/31/2014         19.153339          18.717626         33,947.8162
01/01/2015 to 12/31/2015         18.717626          18.416698         32,163.7668
01/01/2016 to 12/31/2016         18.416698          21.372618         31,119.9444
01/01/2017 to 12/31/2017         21.372618          24.195479         26,011.4351
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2008 to 12/31/2008         15.107798           9.136124         57,513.2442
01/01/2009 to 12/31/2009          9.136124          12.247304         51,133.7400
01/01/2010 to 12/31/2010         12.247304          14.749193         47,332.7556
01/01/2011 to 12/31/2011         14.749193          13.694886         44,521.2935
01/01/2012 to 12/31/2012         13.694886          14.131751         42,520.8527
01/01/2013 to 04/26/2013         14.131751          15.293514              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          6.659429           8.374812        116,665.5273
01/01/2014 to 12/31/2014          8.374812           8.933499        121,015.8009
01/01/2015 to 12/31/2015          8.933499           9.677157        113,096.2770
01/01/2016 to 12/31/2016          9.677157           9.630836         96,258.4023
01/01/2017 to 12/31/2017          9.630836          12.601154         96,244.8971
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          6.159452           3.353429        166,340.0533
01/01/2009 to 12/31/2009          3.353429           5.225583        209,434.8700
01/01/2010 to 12/31/2010          5.225583           6.540548        206,402.1249
01/01/2011 to 12/31/2011          6.540548           5.776871        192,681.6665
01/01/2012 to 12/31/2012          5.776871           6.348021        140,800.0173
01/01/2013 to 04/26/2013          6.348021           6.625610              0.0000
--------------------------       ---------          ---------        ------------


                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         11.591951          14.683617            460.3700
01/01/2010 to 12/31/2010         14.683617          18.570599         16,975.7418
01/01/2011 to 12/31/2011         18.570599          15.168094         18,289.6148
01/01/2012 to 12/31/2012         15.168094          15.249441         18,738.2775
01/01/2013 to 12/31/2013         15.249441          16.555054         16,740.3359
01/01/2014 to 12/31/2014         16.555054          13.172463         12,544.0244
01/01/2015 to 12/31/2015         13.172463           8.681792         16,948.4068
01/01/2016 to 12/31/2016          8.681792          12.232179         16,279.4266
01/01/2017 to 12/31/2017         12.232179          11.901800         13,376.3075
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         26.359651          27.232199         67,476.8499
01/01/2017 to 12/31/2017         27.232199          28.812009         63,696.3165
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         18.705553          14.923321        119,269.1848
01/01/2009 to 12/31/2009         14.923321          20.007071        106,987.3000
01/01/2010 to 12/31/2010         20.007071          22.153767        109,223.7754
01/01/2011 to 12/31/2011         22.153767          22.684442         94,769.6247
01/01/2012 to 12/31/2012         22.684442          25.111551        105,701.3871
01/01/2013 to 12/31/2013         25.111551          26.578323         95,399.7473
01/01/2014 to 12/31/2014         26.578323          27.310111         91,365.8732
01/01/2015 to 12/31/2015         27.310111          26.187211         75,881.7689
01/01/2016 to 04/29/2016         26.187211          26.929963              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016         26.897886          27.812591          1,925.5391
01/01/2017 to 12/31/2017         27.812591          29.440469            500.8197
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010         11.691517          12.231830          6,413.8273
01/01/2011 to 12/31/2011         12.231830          12.404789          7,808.6825
01/01/2012 to 12/31/2012         12.404789          13.550610         11,158.6736
01/01/2013 to 12/31/2013         13.550610          13.469683         11,751.9006
01/01/2014 to 12/31/2014         13.469683          13.789535          8,249.4810
01/01/2015 to 12/31/2015         13.789535          13.319489          5,805.4479
01/01/2016 to 04/29/2016         13.319489          13.622882              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.333285          14.948873          6,339.9968
01/01/2009 to 12/31/2009         14.948873          15.250768          4,550.1800
01/01/2010 to 12/31/2010         15.250768          15.769877         26,480.7476
01/01/2011 to 12/31/2011         15.769877          16.272444         26,629.4090
01/01/2012 to 12/31/2012         16.272444          16.434607         22,200.0728
01/01/2013 to 12/31/2013         16.434607          15.963339         17,537.0111
01/01/2014 to 12/31/2014         15.963339          16.046265         17,497.0331
01/01/2015 to 12/31/2015         16.046265          15.776812         16,698.1632
01/01/2016 to 12/31/2016         15.776812          15.622346         16,142.1959
01/01/2017 to 12/31/2017         15.622346          15.570494          3,555.3319

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.152523          10.453468         49,204.1317
01/01/2013 to 12/31/2013         10.453468          11.382887         50,012.5652
01/01/2014 to 12/31/2014         11.382887          11.971383         56,153.9679
01/01/2015 to 12/31/2015         11.971383          11.796393         49,933.6026
01/01/2016 to 12/31/2016         11.796393          11.972630         43,644.6794
01/01/2017 to 12/31/2017         11.972630          13.327858         41,376.5521
--------------------------       ---------          ---------         -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996761           1.035750              0.0000
01/01/2015 to 12/31/2015          1.035750           1.004751              0.0000
01/01/2016 to 12/31/2016          1.004751           1.004001              0.0000
01/01/2017 to 12/31/2017          1.004001           1.136042              0.0000
--------------------------       ---------          ---------         -----------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.007753           6.980314        133,811.4209
01/01/2009 to 12/31/2009          6.980314           8.844211        293,165.8800
01/01/2010 to 12/31/2010          8.844211           9.718562        628,454.2513
01/01/2011 to 12/31/2011          9.718562           9.319201        661,735.7080
01/01/2012 to 12/31/2012          9.319201          10.364233        670,620.3430
01/01/2013 to 12/31/2013         10.364233          12.035729        637,528.1756
01/01/2014 to 12/31/2014         12.035729          12.504793        568,809.6926
01/01/2015 to 12/31/2015         12.504793          12.164596        544,307.1998
01/01/2016 to 12/31/2016         12.164596          12.848534        516,614.2070
01/01/2017 to 12/31/2017         12.848534          14.710598        505,854.5161
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.997754           6.331349        280,865.7053
01/01/2009 to 12/31/2009          6.331349           8.314334        584,176.2000
01/01/2010 to 12/31/2010          8.314334           9.244030        457,473.0953
01/01/2011 to 12/31/2011          9.244030           8.628175        453,732.0376
01/01/2012 to 12/31/2012          8.628175           9.817988        420,099.1125
01/01/2013 to 12/31/2013          9.817988          12.033942        385,341.9748
01/01/2014 to 12/31/2014         12.033942          12.542849        315,836.0880
01/01/2015 to 12/31/2015         12.542849          12.195441        307,054.7790
01/01/2016 to 12/31/2016         12.195441          13.018383        266,709.2307
01/01/2017 to 12/31/2017         13.018383          15.477718        255,277.9577
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.987754           5.733881         28,135.0232
01/01/2009 to 12/31/2009          5.733881           7.802145         56,450.9000
01/01/2010 to 12/31/2010          7.802145           9.044777         67,612.6967
01/01/2011 to 12/31/2011          9.044777           8.453840         68,767.7116
01/01/2012 to 12/31/2012          8.453840           9.723437         56,762.1755
01/01/2013 to 12/31/2013          9.723437          12.363621         45,555.9777
01/01/2014 to 12/31/2014         12.363621          13.104005         31,245.4330
01/01/2015 to 12/31/2015         13.104005          13.671473         18,447.4083
01/01/2016 to 12/31/2016         13.671473          14.612853         12,306.2019
01/01/2017 to 12/31/2017         14.612853          18.311975         17,589.7313
--------------------------       ---------          ---------        ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.017752           7.651043        134,477.6004
01/01/2009 to 12/31/2009          7.651043           9.249565        326,695.1800
01/01/2010 to 12/31/2010          9.249565           9.959711        407,093.2315
01/01/2011 to 12/31/2011          9.959711           9.776712        400,461.9502
01/01/2012 to 12/31/2012          9.776712          10.615421        390,806.0138
01/01/2013 to 12/31/2013         10.615421          11.806193        325,162.5726
01/01/2014 to 12/31/2014         11.806193          12.271564        288,830.1861
01/01/2015 to 12/31/2015         12.271564          11.935256        273,787.6598
01/01/2016 to 12/31/2016         11.935256          12.513136        235,765.8497
01/01/2017 to 12/31/2017         12.513136          13.849425        228,270.9811
--------------------------       ---------          ---------        ------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.078638          11.433469         79,249.2244
01/01/2013 to 12/31/2013         11.433469          10.821573         72,129.0988
01/01/2014 to 12/31/2014         10.821573          11.025808         62,933.1490
01/01/2015 to 12/31/2015         11.025808           9.767904         60,069.3317
01/01/2016 to 12/31/2016          9.767904          10.427270         52,027.9711
01/01/2017 to 12/31/2017         10.427270          11.217712         48,125.0634
--------------------------       ---------          ---------        ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.909069          10.185425        203,652.4795
01/01/2013 to 12/31/2013         10.185425          11.007432        160,286.5219
01/01/2014 to 12/31/2014         11.007432          11.422048        149,700.5679
01/01/2015 to 12/31/2015         11.422048          11.178090        140,458.8429
01/01/2016 to 12/31/2016         11.178090          11.436581        123,048.4078
01/01/2017 to 12/31/2017         11.436581          12.696398        119,544.3033
--------------------------       ---------          ---------        ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         15.585381          11.607839            423.9366
01/01/2009 to 12/31/2009         11.607839          16.677546         20,973.7700
01/01/2010 to 12/31/2010         16.677546          18.916374         30,654.6355
01/01/2011 to 12/31/2011         18.916374          18.967888         28,470.5814
01/01/2012 to 12/31/2012         18.967888          21.655009         31,439.3772
01/01/2013 to 12/31/2013         21.655009          23.195767         31,592.8432
01/01/2014 to 12/31/2014         23.195767          23.473952         30,348.6678
01/01/2015 to 12/31/2015         23.473952          22.066832         22,143.5121
01/01/2016 to 12/31/2016         22.066832          24.641087         20,138.0432
01/01/2017 to 12/31/2017         24.641087          26.015816         23,342.4686
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 100 SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.962731           7.515886        338,223.2931
01/01/2009 to 12/31/2009          7.515886           9.767237        268,219.6100
01/01/2010 to 12/31/2010          9.767237          11.148208        253,750.6072
01/01/2011 to 12/31/2011         11.148208          10.291557        321,671.0844
01/01/2012 to 12/31/2012         10.291557          11.769572        301,302.3403
01/01/2013 to 12/31/2013         11.769572          14.933248        292,961.6994
01/01/2014 to 12/31/2014         14.933248          15.374689        280,946.2480
01/01/2015 to 12/31/2015         15.374689          14.760184        267,619.3905
01/01/2016 to 12/31/2016         14.760184          15.759017        253,002.5707
01/01/2017 to 12/31/2017         15.759017          18.981325        213,143.6166
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          9.935849          10.351571         90,708.5136
01/01/2013 to 12/31/2013         10.351571          11.598045        141,717.1027
01/01/2014 to 12/31/2014         11.598045          12.459022        155,059.7192
01/01/2015 to 12/31/2015         12.459022          11.707250        155,382.5377
01/01/2016 to 12/31/2016         11.707250          12.429157        164,005.4145
01/01/2017 to 12/31/2017         12.429157          14.410188        155,085.6514
--------------------------       ---------          ---------        ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE SMALL CAP VALUE
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         16.768726          11.528208        195,931.4458
01/01/2009 to 12/31/2009         11.528208          14.281682        178,668.2500
01/01/2010 to 12/31/2010         14.281682          16.776165        171,539.0967
01/01/2011 to 12/31/2011         16.776165          14.959592        143,116.9369
01/01/2012 to 12/31/2012         14.959592          17.290465        126,556.9884
01/01/2013 to 12/31/2013         17.290465          22.436265        118,700.1566
01/01/2014 to 12/31/2014         22.436265          22.358025         96,393.3750
01/01/2015 to 12/31/2015         22.358025          20.719583         87,635.8196
01/01/2016 to 12/31/2016         20.719583          26.643905         79,184.3278
01/01/2017 to 12/31/2017         26.643905          29.158860         66,316.2830
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))
01/01/2008 to 12/31/2008         13.962722           6.082499        254,692.9255
01/01/2009 to 12/31/2009          6.082499          10.067748        226,405.4400
01/01/2010 to 12/31/2010         10.067748          12.197046        216,641.6037
01/01/2011 to 12/31/2011         12.197046           9.714793        207,977.2850
01/01/2012 to 12/31/2012          9.714793          11.314976        192,057.3743
01/01/2013 to 12/31/2013         11.314976          10.533176        192,658.9658
01/01/2014 to 12/31/2014         10.533176           9.646451        190,727.1245
01/01/2015 to 12/31/2015          9.646451           8.145194        186,964.6651
01/01/2016 to 12/31/2016          8.145194           8.897791        170,860.2920
01/01/2017 to 12/31/2017          8.897791          11.187399        156,848.0264
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B) (FORMERLY MET/EATON VANCE
FLOATING RATE SUB-ACCOUNT (CLASS B))
05/03/2010 to 12/31/2010          9.997192          10.177855         16,975.5839
01/01/2011 to 12/31/2011         10.177855          10.172019         25,865.4921
01/01/2012 to 12/31/2012         10.172019          10.695033         28,709.5450
01/01/2013 to 12/31/2013         10.695033          10.879977         34,810.2390
01/01/2014 to 12/31/2014         10.879977          10.737665         30,744.7280
01/01/2015 to 12/31/2015         10.737665          10.431930         30,718.6486
01/01/2016 to 12/31/2016         10.431930          11.167567         25,120.0793
01/01/2017 to 12/31/2017         11.167567          11.343936         25,814.7409
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))
05/02/2011 to 12/31/2011          9.987193           9.724128          2,423.7345
01/01/2012 to 12/31/2012          9.724128           9.944730            767.3397
01/01/2013 to 12/31/2013          9.944730           9.856026         41,321.1192
01/01/2014 to 12/31/2014          9.856026           9.758172         41,009.4398
01/01/2015 to 12/31/2015          9.758172           9.500649         44,160.3037
01/01/2016 to 12/31/2016          9.500649           9.599527         44,631.2901
01/01/2017 to 12/31/2017          9.599527           9.530510         40,233.3467
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON
INTERNATIONAL BOND SUB-ACCOUNT (CLASS
 B))
05/04/2009 to 12/31/2009          9.997754          10.849747             77.5700
01/01/2010 to 12/31/2010         10.849747          12.069219            293.5025
01/01/2011 to 12/31/2011         12.069219          11.785726          1,790.2889
01/01/2012 to 12/31/2012         11.785726          13.194934          1,904.8856
01/01/2013 to 12/31/2013         13.194934          13.061296          2,094.8502
01/01/2014 to 12/31/2014         13.061296          12.942194          1,776.2667
01/01/2015 to 12/31/2015         12.942194          12.152080          1,827.3264
01/01/2016 to 12/31/2016         12.152080          12.009625          1,932.9644
01/01/2017 to 12/31/2017         12.009625          11.783044          2,061.7162
--------------------------       ---------          ---------        ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          15.917430           9.094890       166,867.5082
01/01/2009 to 12/31/2009           9.094890          12.005300       165,292.7600
01/01/2010 to 12/31/2010          12.005300          13.656337       165,430.1333
01/01/2011 to 12/31/2011          13.656337          12.632295       147,876.1674
01/01/2012 to 12/31/2012          12.632295          15.590890       142,530.6088
01/01/2013 to 12/31/2013          15.590890          15.816081       135,570.0984
01/01/2014 to 12/31/2014          15.816081          17.550999       119,153.7960
01/01/2015 to 12/31/2015          17.550999          16.953837        95,257.0175
01/01/2016 to 12/31/2016          16.953837          16.755054        90,085.2673
01/01/2017 to 12/31/2017          16.755054          18.179978        85,328.8313
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008           7.516415           4.487781       284,156.5308
01/01/2009 to 12/31/2009           4.487781           5.845942       247,144.7800
01/01/2010 to 12/31/2010           5.845942           7.089778       229,612.6657
01/01/2011 to 12/31/2011           7.089778           7.171781       298,989.5991
01/01/2012 to 12/31/2012           7.171781           8.325782       383,558.6369
01/01/2013 to 12/31/2013           8.325782          11.876631       401,922.5649
01/01/2014 to 12/31/2014          11.876631          13.833976       460,798.3933
01/01/2015 to 12/31/2015          13.833976          13.006137       432,971.5794
01/01/2016 to 12/31/2016          13.006137          13.083773       394,007.2599
01/01/2017 to 12/31/2017          13.083773          15.178834       332,525.0783
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         125.926993         128.945415           142.3018
01/01/2011 to 12/31/2011         128.945415         116.801881           320.2085
01/01/2012 to 12/31/2012         116.801881         140.182768           630.0553
01/01/2013 to 12/31/2013         140.182768         176.873069         2,887.1044
01/01/2014 to 04/25/2014         176.873069         183.802482             0.0000
--------------------------       ----------         ----------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          10.216408           4.542073       188,844.3348
01/01/2009 to 12/31/2009           4.542073           6.139525       190,035.6200
01/01/2010 to 12/31/2010           6.139525           6.456202       172,427.6925
01/01/2011 to 04/29/2011           6.456202           6.850412             0.0000
--------------------------       ----------         ----------       ------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          18.723852          10.843216       176,082.3889
01/01/2009 to 12/31/2009          10.843216          16.472555       131,759.9600
01/01/2010 to 12/31/2010          16.472555          18.788477       132,552.9929
01/01/2011 to 12/31/2011          18.788477          15.783629       119,878.0965
01/01/2012 to 12/31/2012          15.783629          19.984811       100,571.6559
01/01/2013 to 12/31/2013          19.984811          25.549173        82,451.0475
01/01/2014 to 12/31/2014          25.549173          23.581396        80,204.0072
01/01/2015 to 12/31/2015          23.581396          22.058085        67,755.1668
01/01/2016 to 12/31/2016          22.058085          23.377743        64,038.6846
01/01/2017 to 12/31/2017          23.377743          29.874374        51,132.2056
--------------------------       ----------         ----------       ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012           1.010605           1.043317       469,740.7183
01/01/2013 to 12/31/2013           1.043317           1.041170       471,639.1879
01/01/2014 to 12/31/2014           1.041170           1.076969       501,701.5887
01/01/2015 to 12/31/2015           1.076969           1.010745       455,761.5195
01/01/2016 to 12/31/2016           1.010745           1.106261       408,378.4961
01/01/2017 to 12/31/2017           1.106261           1.192268       368,912.9028
--------------------------       ----------         ----------       ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.328245           7.112139        120,859.4214
01/01/2009 to 12/31/2009          7.112139           8.819300        115,988.9400
01/01/2010 to 12/31/2010          8.819300           9.923869        106,626.4975
01/01/2011 to 12/31/2011          9.923869           9.578696         91,593.0682
01/01/2012 to 12/31/2012          9.578696          11.113050         74,486.4175
01/01/2013 to 12/31/2013         11.113050          14.740609         80,400.3634
01/01/2014 to 12/31/2014         14.740609          15.786323         70,457.2860
01/01/2015 to 12/31/2015         15.786323          14.542473         51,644.9994
01/01/2016 to 12/31/2016         14.542473          16.711910         50,874.9932
01/01/2017 to 12/31/2017         16.711910          19.324462         47,809.4895
--------------------------       ---------          ---------        ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.395578           9.240888        154,109.7312
01/01/2009 to 12/31/2009          9.240888          12.115212        131,706.8000
01/01/2010 to 12/31/2010         12.115212          14.977377        120,016.3817
01/01/2011 to 12/31/2011         14.977377          14.515408         90,768.6290
01/01/2012 to 12/31/2012         14.515408          16.811721         77,025.0784
01/01/2013 to 12/31/2013         16.811721          23.088062         70,618.8789
01/01/2014 to 12/31/2014         23.088062          24.408953         60,988.1908
01/01/2015 to 12/31/2015         24.408953          23.504746         49,059.7193
01/01/2016 to 12/31/2016         23.504746          25.660983         46,739.5513
01/01/2017 to 12/31/2017         25.660983          31.510823         40,425.3361
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.872790          10.297447         26,293.5418
01/01/2014 to 12/31/2014         10.297447          10.602214         24,555.2498
01/01/2015 to 12/31/2015         10.602214          10.437242         20,077.7204
01/01/2016 to 12/31/2016         10.437242          10.453481         19,839.0369
01/01/2017 to 12/31/2017         10.453481          10.581118         21,360.1971
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.037751           8.912431         15,065.3900
01/01/2009 to 12/31/2009          8.912431           9.790053         50,753.9900
01/01/2010 to 12/31/2010          9.790053          10.176582         50,270.5538
01/01/2011 to 12/31/2011         10.176582          10.547825         41,205.2332
01/01/2012 to 12/31/2012         10.547825          10.840645         44,456.3297
01/01/2013 to 04/26/2013         10.840645          10.811986              0.0000
--------------------------       ---------          ---------        ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012660           1.045354         72,967.5013
01/01/2013 to 12/31/2013          1.045354           1.136665        231,475.0893
01/01/2014 to 12/31/2014          1.136665           1.191283        241,395.0541
01/01/2015 to 12/31/2015          1.191283           1.177547        228,416.5557
01/01/2016 to 12/31/2016          1.177547           1.187144        142,438.4889
01/01/2017 to 12/31/2017          1.187144           1.356869        136,194.4817
--------------------------       ---------          ---------        ------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.893478           7.672041         74,325.1032
01/01/2009 to 12/31/2009          7.672041          10.584426         69,608.6900
01/01/2010 to 12/31/2010         10.584426          12.652514         98,756.8241
01/01/2011 to 12/31/2011         12.652514          12.212475         54,322.7095
01/01/2012 to 12/31/2012         12.212475          13.989045         50,151.2133
01/01/2013 to 12/31/2013         13.989045          16.052704         50,983.3385
01/01/2014 to 12/31/2014         16.052704          16.272245         42,292.4317
01/01/2015 to 12/31/2015         16.272245          16.137760         39,827.1106
01/01/2016 to 12/31/2016         16.137760          16.565599         37,723.7979
01/01/2017 to 12/31/2017         16.565599          19.958458         42,429.0094
--------------------------       ---------          ---------        ------------


                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.076318           1.120516                0.0000
01/01/2014 to 12/31/2014          1.120516           1.199445                0.0000
01/01/2015 to 12/31/2015          1.199445           1.160865          143,217.0717
01/01/2016 to 12/31/2016          1.160865           1.186913          132,410.0901
01/01/2017 to 12/31/2017          1.186913           1.343653           41,735.9825
--------------------------        --------           --------          ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         17.138290           9.676406          414,107.8907
01/01/2009 to 12/31/2009          9.676406          12.472521          375,609.3900
01/01/2010 to 12/31/2010         12.472521          13.613233          355,351.7856
01/01/2011 to 12/31/2011         13.613233          11.908439          319,762.4699
01/01/2012 to 12/31/2012         11.908439          13.614676          290,174.3962
01/01/2013 to 12/31/2013         13.614676          15.907121          247,916.3210
01/01/2014 to 12/31/2014         15.907121          14.501241          232,849.2120
01/01/2015 to 12/31/2015         14.501241          13.954939          211,129.9296
01/01/2016 to 12/31/2016         13.954939          13.552089          203,727.4288
01/01/2017 to 12/31/2017         13.552089          17.016318          168,524.5685
--------------------------       ---------          ---------          ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999719           1.030951                0.0000
01/01/2015 to 12/31/2015          1.030951           0.954708                0.0000
01/01/2016 to 12/31/2016          0.954708           1.039379              453.5262
01/01/2017 to 12/31/2017          1.039379           1.146637            2,605.9145
--------------------------       ---------          ---------          ------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.767146          10.733536          360,202.9360
01/01/2009 to 12/31/2009         10.733536          12.413779          356,915.9500
01/01/2010 to 12/31/2010         12.413779          13.105833          366,618.3037
01/01/2011 to 12/31/2011         13.105833          14.271210          334,233.8694
01/01/2012 to 12/31/2012         14.271210          15.256784          314,557.2290
01/01/2013 to 12/31/2013         15.256784          13.560777          282,266.8627
01/01/2014 to 12/31/2014         13.560777          13.669977          263,234.5578
01/01/2015 to 12/31/2015         13.669977          12.976045          215,833.0526
01/01/2016 to 12/31/2016         12.976045          13.346343          191,310.2235
01/01/2017 to 12/31/2017         13.346343          13.529712          197,247.0083
--------------------------       ---------          ---------          ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.751678          12.543460        1,085,536.0072
01/01/2009 to 12/31/2009         12.543460          14.504569        1,050,456.3900
01/01/2010 to 12/31/2010         14.504569          15.371376        1,053,907.5460
01/01/2011 to 12/31/2011         15.371376          15.537655          929,214.3910
01/01/2012 to 12/31/2012         15.537655          16.631888          835,859.7866
01/01/2013 to 12/31/2013         16.631888          15.982289          757,023.8462
01/01/2014 to 12/31/2014         15.982289          16.314355          652,771.7255
01/01/2015 to 12/31/2015         16.314355          15.984109          572,368.1033
01/01/2016 to 12/31/2016         15.984109          16.068459          505,660.4331
01/01/2017 to 12/31/2017         16.068459          16.451847          472,922.9824
--------------------------       ---------          ---------        --------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.702228          10.820402           31,942.1422
01/01/2013 to 12/31/2013         10.820402          10.121720           16,147.1030
01/01/2014 to 12/31/2014         10.121720          10.665690           16,158.6035
01/01/2015 to 12/31/2015         10.665690          10.494205           14,550.1493
01/01/2016 to 12/31/2016         10.494205          10.416702           17,506.2595
01/01/2017 to 12/31/2017         10.416702          10.471248            9,196.7217
--------------------------       ---------          ---------        --------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(Reg.
TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.214283          10.704310          6,290.9035
01/01/2014 to 12/31/2014         10.704310          11.393303          8,705.3027
01/01/2015 to 12/31/2015         11.393303          11.022422          8,214.6419
01/01/2016 to 12/31/2016         11.022422          11.291831          7,595.4208
01/01/2017 to 12/31/2017         11.291831          12.885680          6,110.0185
--------------------------       ---------          ---------          ----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010638           1.063387        154,345.0612
01/01/2013 to 12/31/2013          1.063387           1.147148        387,062.5880
01/01/2014 to 12/31/2014          1.147148           1.210849        374,657.6743
01/01/2015 to 12/31/2015          1.210849           1.175850        323,181.0000
01/01/2016 to 12/31/2016          1.175850           1.217116        237,794.9818
01/01/2017 to 12/31/2017          1.217116           1.362966        175,285.3548
--------------------------       ---------          ---------        ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          8.236724           8.391697          9,190.8464
01/01/2009 to 12/31/2009          8.391697          10.267504         49,654.8900
01/01/2010 to 12/31/2010         10.267504          11.290419         97,604.4670
01/01/2011 to 12/31/2011         11.290419          11.179172        148,432.7906
01/01/2012 to 12/31/2012         11.179172          12.357921        130,213.6160
01/01/2013 to 12/31/2013         12.357921          13.672826        123,374.8637
01/01/2014 to 12/31/2014         13.672826          14.173906        123,641.9409
01/01/2015 to 12/31/2015         14.173906          13.613658        119,552.3041
01/01/2016 to 12/31/2016         13.613658          14.108889        113,427.2845
01/01/2017 to 12/31/2017         14.108889          16.015781        117,718.7475
--------------------------       ---------          ---------        ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          7.626441           7.693486          7,616.8199
01/01/2009 to 12/31/2009          7.693486           9.730686         35,095.6600
01/01/2010 to 12/31/2010          9.730686          10.882702         47,005.1181
01/01/2011 to 12/31/2011         10.882702          10.435307         58,392.3092
01/01/2012 to 12/31/2012         10.435307          11.759200         59,304.3696
01/01/2013 to 12/31/2013         11.759200          13.602685         56,714.2850
01/01/2014 to 12/31/2014         13.602685          14.043501         50,296.3004
01/01/2015 to 12/31/2015         14.043501          13.440543         45,248.8047
01/01/2016 to 12/31/2016         13.440543          14.073724         39,224.6854
01/01/2017 to 12/31/2017         14.073724          16.496638         39,399.6468
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         55.463710          34.593831        192,108.4190
01/01/2009 to 12/31/2009         34.593831          40.125478        173,984.7400
01/01/2010 to 12/31/2010         40.125478          46.002212        158,943.6177
01/01/2011 to 12/31/2011         46.002212          43.263096        136,858.1882
01/01/2012 to 12/31/2012         43.263096          50.000256        114,977.9214
01/01/2013 to 12/31/2013         50.000256          65.531408        103,876.7599
01/01/2014 to 12/31/2014         65.531408          72.728080         92,191.0032
01/01/2015 to 12/31/2015         72.728080          68.697126         79,897.9168
01/01/2016 to 12/31/2016         68.697126          78.034035         74,796.3484
01/01/2017 to 12/31/2017         78.034035          89.413198         67,644.3389
--------------------------       ---------          ---------        ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          9.345696           5.516147        405,570.9609
01/01/2009 to 12/31/2009          5.516147           7.861642        400,716.2900
01/01/2010 to 12/31/2010          7.861642           9.834477        360,017.9991
01/01/2011 to 12/31/2011          9.834477           9.476551        269,065.5112
01/01/2012 to 12/31/2012          9.476551          10.553502        246,687.1344
01/01/2013 to 12/31/2013         10.553502          14.121510        220,644.8417
01/01/2014 to 12/31/2014         14.121510          15.602339        194,176.7527
01/01/2015 to 12/31/2015         15.602339          16.305845        186,339.1911
01/01/2016 to 12/31/2016         16.305845          16.967941        162,865.2768
01/01/2017 to 12/31/2017         16.967941          20.738182        136,839.7312
--------------------------       ---------          ---------        ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008         23.494010          15.411100         53,037.3276
01/01/2009 to 12/31/2009         15.411100          19.104625         62,160.3200
01/01/2010 to 12/31/2010         19.104625          23.495365         61,414.4549
01/01/2011 to 12/31/2011         23.495365          22.168211         56,461.7055
01/01/2012 to 12/31/2012         22.168211          24.907796         49,064.8545
01/01/2013 to 12/31/2013         24.907796          31.797783         52,217.8321
01/01/2014 to 12/31/2014         31.797783          34.156685         45,705.9205
01/01/2015 to 12/31/2015         34.156685          30.457981         46,700.1889
01/01/2016 to 12/31/2016         30.457981          34.466388         42,548.2918
01/01/2017 to 12/31/2017         34.466388          36.968605         40,566.9989
--------------------------       ---------          ---------        ------------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)(FORMERLY GOLDMAN SACHS MID
CAP VALUE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         15.045233           9.421654         54,308.6681
01/01/2009 to 12/31/2009          9.421654          12.212179         44,268.9300
01/01/2010 to 12/31/2010         12.212179          14.863866         40,529.2706
01/01/2011 to 12/31/2011         14.863866          13.646317         47,348.8886
01/01/2012 to 12/31/2012         13.646317          15.790043         42,200.5266
01/01/2013 to 12/31/2013         15.790043          20.520707         38,504.8868
01/01/2014 to 12/31/2014         20.520707          22.763908         33,489.9457
01/01/2015 to 12/31/2015         22.763908          20.268233         26,890.7793
01/01/2016 to 12/31/2016         20.268233          22.474796         22,991.8877
01/01/2017 to 12/31/2017         22.474796          24.396025         21,996.1377
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          8.862078           9.682738         51,926.1006
01/01/2014 to 12/31/2014          9.682738           9.169078         39,493.6243
01/01/2015 to 12/31/2015          9.169078           8.788056         39,840.1129
01/01/2016 to 12/31/2016          8.788056           9.044603         34,884.8301
01/01/2017 to 12/31/2017          9.044603          11.953464         31,251.5642
--------------------------       ---------          ---------        ------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.087748           6.027848         15,359.3393
01/01/2009 to 12/31/2009          6.027848           8.418799         24,020.1700
01/01/2010 to 12/31/2010          8.418799           8.816613         50,710.3359
01/01/2011 to 12/31/2011          8.816613           7.404028         57,127.2933
01/01/2012 to 12/31/2012          7.404028           8.518139         51,999.3169
01/01/2013 to 04/26/2013          8.518139           8.816266              0.0000
--------------------------       ---------          ---------        ------------


                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         10.264293          10.316818          990,038.0256
01/01/2009 to 12/31/2009         10.316818          10.133063          753,170.9600
01/01/2010 to 12/31/2010         10.133063           9.927440          535,255.7620
01/01/2011 to 12/31/2011          9.927440           9.726536          539,447.8056
01/01/2012 to 12/31/2012          9.726536           9.528091          444,875.3935
01/01/2013 to 12/31/2013          9.528091           9.334745          389,883.9351
01/01/2014 to 12/31/2014          9.334745           9.145322          441,438.4851
01/01/2015 to 12/31/2015          9.145322           8.959742          256,033.9051
01/01/2016 to 12/31/2016          8.959742           8.787773          230,889.1124
01/01/2017 to 12/31/2017          8.787773           8.664576          188,832.9098
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
20 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         13.215746          13.418405           18,202.9379
01/01/2015 to 12/31/2015         13.418405          13.069136           16,426.7342
01/01/2016 to 12/31/2016         13.069136          13.383984           15,283.9040
01/01/2017 to 12/31/2017         13.383984          14.022205           13,560.6783
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.418246           8.875851        1,014,220.5463
01/01/2009 to 12/31/2009          8.875851          10.687800          823,420.3400
01/01/2010 to 12/31/2010         10.687800          11.612607          895,178.2245
01/01/2011 to 12/31/2011         11.612607          11.579475          571,213.4746
01/01/2012 to 12/31/2012         11.579475          12.581054          573,503.7294
01/01/2013 to 12/31/2013         12.581054          13.444904          454,600.2378
01/01/2014 to 04/25/2014         13.444904          13.527784                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.906745           8.582542          891,637.5345
01/01/2009 to 12/31/2009          8.582542          10.601867          876,270.6600
01/01/2010 to 12/31/2010         10.601867          11.674761        1,037,364.0839
01/01/2011 to 12/31/2011         11.674761          11.425001          807,317.3699
01/01/2012 to 12/31/2012         11.425001          12.579176          791,529.6818
01/01/2013 to 12/31/2013         12.579176          14.077129          680,764.8977
01/01/2014 to 04/25/2014         14.077129          14.110529                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         13.525504          13.842960        1,009,631.0927
01/01/2015 to 12/31/2015         13.842960          13.416478          891,289.8723
01/01/2016 to 12/31/2016         13.416478          13.944446          841,028.7580
01/01/2017 to 12/31/2017         13.944446          15.116270          755,278.6969
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.285740           8.191826        1,824,376.2203
01/01/2009 to 12/31/2009          8.191826          10.299750        1,940,908.4600
01/01/2010 to 12/31/2010         10.299750          11.461754        1,888,851.9109
01/01/2011 to 12/31/2011         11.461754          11.038436        2,181,620.5914
01/01/2012 to 12/31/2012         11.038436          12.319752        1,859,346.4864
01/01/2013 to 12/31/2013         12.319752          14.413633        1,690,876.3630
01/01/2014 to 04/25/2014         14.413633          14.404350                0.0000
--------------------------       ---------          ---------        --------------


                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.401923          14.851641        1,373,283.0281
01/01/2015 to 12/31/2015         14.851641          14.365781        1,266,225.7446
01/01/2016 to 12/31/2016         14.365781          15.074311        1,188,880.4955
01/01/2017 to 12/31/2017         15.074311          16.945039        1,014,615.3823
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.931595           7.871060        2,425,945.1669
01/01/2009 to 12/31/2009          7.871060          10.032325        2,325,916.6100
01/01/2010 to 12/31/2010         10.032325          11.351340        2,137,282.4222
01/01/2011 to 12/31/2011         11.351340          10.690669        1,949,941.0855
01/01/2012 to 12/31/2012         10.690669          12.118979        1,425,508.4529
01/01/2013 to 12/31/2013         12.118979          14.950002        1,558,643.8046
01/01/2014 to 04/25/2014         14.950002          14.859116                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON
FOUNDING STRATEGY SUB-ACCOUNT (CLASS
 B))
04/28/2008 to 12/31/2008          9.997754           7.002190          124,290.4658
01/01/2009 to 12/31/2009          7.002190           8.818786          240,706.4700
01/01/2010 to 12/31/2010          8.818786           9.507876          276,338.2689
01/01/2011 to 12/31/2011          9.507876           9.151333          243,696.7552
01/01/2012 to 12/31/2012          9.151333          10.410179          228,681.2715
01/01/2013 to 04/26/2013         10.410179          11.183989                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.846104          15.398025        1,453,809.8570
01/01/2015 to 12/31/2015         15.398025          14.829665        1,345,475.0540
01/01/2016 to 12/31/2016         14.829665          15.711517        1,199,564.7134
01/01/2017 to 12/31/2017         15.711517          18.343304        1,076,150.1295
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/ARTISAN MID CAP
VALUE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         15.859936           8.369136          350,429.1002
01/01/2009 to 12/31/2009          8.369136          11.577259          299,433.1000
01/01/2010 to 12/31/2010         11.577259          13.016635          275,818.7326
01/01/2011 to 12/31/2011         13.016635          13.580776          229,575.7443
01/01/2012 to 12/31/2012         13.580776          14.844569          185,359.8204
01/01/2013 to 12/31/2013         14.844569          19.853177          164,942.2039
01/01/2014 to 12/31/2014         19.853177          19.775866          148,669.7920
01/01/2015 to 12/31/2015         19.775866          17.501970          138,315.0139
01/01/2016 to 12/31/2016         17.501970          21.030992          121,517.9862
01/01/2017 to 12/31/2017         21.030992          23.189276           99,853.0481
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008         10.063785          10.124727            1,357.7325
01/01/2009 to 12/31/2009         10.124727          14.156467            2,220.3900
01/01/2010 to 12/31/2010         14.156467          17.002492            5,976.6825
01/01/2011 to 12/31/2011         17.002492          13.950654            5,850.9660
01/01/2012 to 12/31/2012         13.950654          16.113009            7,710.1216
01/01/2013 to 12/31/2013         16.113009          20.143494            6,625.1639
01/01/2014 to 12/31/2014         20.143494          18.413529            7,814.3264
01/01/2015 to 12/31/2015         18.413529          19.078092            9,695.6273
01/01/2016 to 12/31/2016         19.078092          19.780008            6,096.5872
01/01/2017 to 12/31/2017         19.780008          25.280464            5,034.5755
--------------------------       ---------          ---------        --------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B))
05/02/2016 to 12/31/2016         21.022340          21.305476            470.7521
01/01/2017 to 12/31/2017         21.305476          24.800783              0.0000
--------------------------       ---------          ---------            --------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
(CLASS B))
05/04/2009 to 12/31/2009         12.133060          14.811077              0.0000
01/01/2010 to 12/31/2010         14.811077          16.822447            196.1260
01/01/2011 to 12/31/2011         16.822447          15.678760              0.0000
01/01/2012 to 12/31/2012         15.678760          16.952845              0.0000
01/01/2013 to 12/31/2013         16.952845          22.042344              0.0000
01/01/2014 to 12/31/2014         22.042344          23.955768              0.0000
01/01/2015 to 12/31/2015         23.955768          23.410826              0.0000
01/01/2016 to 04/29/2016         23.410826          23.506721              0.0000
--------------------------       ---------          ---------            --------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))
01/01/2008 to 12/31/2008         14.384584           8.531306        578,095.0604
01/01/2009 to 12/31/2009          8.531306          11.018414        530,345.2300
01/01/2010 to 12/31/2010         11.018414          12.070584        539,511.0403
01/01/2011 to 12/31/2011         12.070584          11.331899        432,165.2673
01/01/2012 to 12/31/2012         11.331899          12.510773        380,621.1292
01/01/2013 to 12/31/2013         12.510773          16.366597        348,769.8336
01/01/2014 to 12/31/2014         16.366597          17.709551        302,599.4912
01/01/2015 to 12/31/2015         17.709551          17.743453        265,536.7333
01/01/2016 to 12/31/2016         17.743453          18.626741        245,561.8055
01/01/2017 to 12/31/2017         18.626741          21.702745        220,086.2502
--------------------------       ---------          ---------        ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.167357          16.815150         19,691.0826
01/01/2014 to 12/31/2014         16.815150          18.265634         18,876.9221
01/01/2015 to 12/31/2015         18.265634          18.361003         14,779.7904
01/01/2016 to 12/31/2016         18.361003          18.916222         14,356.1207
01/01/2017 to 12/31/2017         18.916222          23.154930         13,210.7387
--------------------------       ---------          ---------        ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         15.260611           7.729185         30,642.1785
01/01/2009 to 12/31/2009          7.729185          11.143877         25,820.7600
01/01/2010 to 12/31/2010         11.143877          13.883593         25,875.2153
01/01/2011 to 12/31/2011         13.883593          12.586925         22,748.2944
01/01/2012 to 12/31/2012         12.586925          13.072406         21,185.7237
01/01/2013 to 04/26/2013         13.072406          14.076604              0.0000
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.557032           7.805540        145,950.4754
01/01/2009 to 12/31/2009          7.805540          10.672653        132,020.5200
01/01/2010 to 12/31/2010         10.672653          11.639200        158,439.2465
01/01/2011 to 12/31/2011         11.639200          11.428787        108,372.8022
01/01/2012 to 12/31/2012         11.428787          12.937464        318,997.0059
01/01/2013 to 12/31/2013         12.937464          17.330845        292,973.1094
01/01/2014 to 12/31/2014         17.330845          18.463725        249,743.9928
01/01/2015 to 12/31/2015         18.463725          19.995587        209,695.9154
01/01/2016 to 12/31/2016         19.995587          19.564423        191,901.7797
01/01/2017 to 12/31/2017         19.564423          26.258957        164,620.4579
--------------------------       ---------          ---------        ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          9.973006           5.685456         12,498.9047
01/01/2009 to 12/31/2009          5.685456           6.865193         15,373.4600
01/01/2010 to 12/31/2010          6.865193           7.760721         12,554.8059
01/01/2011 to 12/31/2011          7.760721           7.311594         12,444.3022
01/01/2012 to 12/31/2012          7.311594           8.070182         10,293.5935
01/01/2013 to 04/26/2013          8.070182           8.654844              0.0000
--------------------------        --------           --------         -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          9.874268           5.229254        664,487.3850
01/01/2009 to 12/31/2009          5.229254           7.362110        565,468.8700
01/01/2010 to 12/31/2010          7.362110           7.890564        535,683.3861
01/01/2011 to 12/31/2011          7.890564           7.624047        401,982.2635
01/01/2012 to 04/27/2012          7.624047           8.558898              0.0000
--------------------------        --------           --------        ------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         13.466823          13.879731         14,274.6600
01/01/2010 to 12/31/2010         13.879731          14.366508         37,463.6726
01/01/2011 to 12/31/2011         14.366508          15.082240         31,465.5112
01/01/2012 to 12/31/2012         15.082240          15.303989         31,169.5661
01/01/2013 to 12/31/2013         15.303989          14.608044         23,241.0459
01/01/2014 to 12/31/2014         14.608044          15.093023         29,087.6758
01/01/2015 to 12/31/2015         15.093023          14.778424         32,232.6469
01/01/2016 to 12/31/2016         14.778424          14.780645         29,985.6044
01/01/2017 to 12/31/2017         14.780645          14.906947         26,962.8209
--------------------------       ---------          ---------        ------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.461985          12.984932              0.0000
01/01/2010 to 12/31/2010         12.984932          16.018888              0.0000
01/01/2011 to 12/31/2011         16.018888          15.342992          2,509.3219
01/01/2012 to 12/31/2012         15.342992          17.625280          2,772.4172
01/01/2013 to 12/31/2013         17.625280          22.923486          3,568.3580
01/01/2014 to 12/31/2014         22.923486          24.527257         10,459.2117
01/01/2015 to 12/31/2015         24.527257          23.386147         11,519.4920
01/01/2016 to 12/31/2016         23.386147          27.512981         10,869.9947
01/01/2017 to 12/31/2017         27.512981          31.162317         10,168.5796
--------------------------       ---------          ---------        ------------

METLIFE MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(Reg. TM)
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009          8.619725          11.060285          1,506.7400
01/01/2010 to 12/31/2010         11.060285          11.677349          4,353.4043
01/01/2011 to 12/31/2011         11.677349           9.993177             44.9886
01/01/2012 to 12/31/2012          9.993177          11.545600            258.4506
01/01/2013 to 12/31/2013         11.545600          13.736210          1,581.8257
01/01/2014 to 12/31/2014         13.736210          12.605501         14,794.0127
01/01/2015 to 12/31/2015         12.605501          12.187793         16,302.7308
01/01/2016 to 12/31/2016         12.187793          12.056147         16,716.9707
01/01/2017 to 12/31/2017         12.056147          14.711470         14,250.6761
--------------------------       ---------          ---------        ------------

METLIFE RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(Reg.
TM) INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         10.685008          13.095345              0.0000
01/01/2010 to 12/31/2010         13.095345          16.235634            683.4555
01/01/2011 to 12/31/2011         16.235634          15.218378          7,114.0950
01/01/2012 to 12/31/2012         15.218378          17.285185          7,906.7855
01/01/2013 to 12/31/2013         17.285185          23.390278         10,527.6091
01/01/2014 to 12/31/2014         23.390278          23.999550         16,539.5019
01/01/2015 to 12/31/2015         23.999550          22.445870         17,039.8805
01/01/2016 to 12/31/2016         22.445870          26.592101         16,399.9441
01/01/2017 to 12/31/2017         26.592101          29.779475         15,483.2837
--------------------------       ---------          ---------        ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.209916           8.119100        188,476.6163
01/01/2009 to 12/31/2009          8.119100          10.016166        174,853.9900
01/01/2010 to 12/31/2010         10.016166          11.235003        156,810.7235
01/01/2011 to 12/31/2011         11.235003          11.187497        147,267.6665
01/01/2012 to 12/31/2012         11.187497          12.650241        126,835.5947
01/01/2013 to 12/31/2013         12.650241          16.322270        121,672.7621
01/01/2014 to 12/31/2014         16.322270          18.085723        122,450.0637
01/01/2015 to 12/31/2015         18.085723          17.880559        118,090.7896
01/01/2016 to 12/31/2016         17.880559          19.511752        115,810.5285
01/01/2017 to 12/31/2017         19.511752          23.175944        106,384.8616
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.165536          19.969276         24,319.1988
01/01/2014 to 12/31/2014         19.969276          21.630437         28,818.8024
01/01/2015 to 12/31/2015         21.630437          21.114267         28,210.0386
01/01/2016 to 12/31/2016         21.114267          23.601650         28,037.7082
01/01/2017 to 12/31/2017         23.601650          27.189890         25,615.9891
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.997754           6.570607         28,316.8258
01/01/2009 to 12/31/2009          6.570607           8.039157         42,413.6100
01/01/2010 to 12/31/2010          8.039157           8.744321         50,800.2267
01/01/2011 to 12/31/2011          8.744321           8.520387         65,427.9602
01/01/2012 to 12/31/2012          8.520387           9.508166         51,827.6338
01/01/2013 to 04/26/2013          9.508166          10.393854              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         18.466541          22.959878        111,264.8528
01/01/2014 to 12/31/2014         22.959878          22.426351         92,461.3622
01/01/2015 to 12/31/2015         22.426351          22.054764         67,384.2263
01/01/2016 to 12/31/2016         22.054764          25.581810         58,692.4684
01/01/2017 to 12/31/2017         25.581810          28.946181         50,802.9179
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2008 to 12/31/2008         15.060813           9.103133        239,026.6245
01/01/2009 to 12/31/2009          9.103133          12.196978        212,790.8400
01/01/2010 to 12/31/2010         12.196978          14.681252        179,992.5885
01/01/2011 to 12/31/2011         14.681252          13.624996        166,531.5671
01/01/2012 to 12/31/2012         13.624996          14.052564        153,775.5308
01/01/2013 to 04/26/2013         14.052564          15.205400              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          6.604668           8.303149         89,864.8713
01/01/2014 to 12/31/2014          8.303149           8.852627         69,190.9968
01/01/2015 to 12/31/2015          8.852627           9.584759         61,017.4421
01/01/2016 to 12/31/2016          9.584759           9.534112         59,231.8774
01/01/2017 to 12/31/2017          9.534112          12.468386         60,812.6699
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          6.125116           3.333058        151,925.7902
01/01/2009 to 12/31/2009          3.333058           5.191245        146,756.7600
01/01/2010 to 12/31/2010          5.191245           6.494325        151,987.3416
01/01/2011 to 12/31/2011          6.494325           5.733182         98,648.0421
01/01/2012 to 12/31/2012          5.733182           6.296846         93,981.8198
01/01/2013 to 04/26/2013          6.296846           6.571153              0.0000
--------------------------       ---------          ---------        ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         11.588987          14.675024             57.0200
01/01/2010 to 12/31/2010         14.675024          18.550463            628.0137
01/01/2011 to 12/31/2011         18.550463          15.144079          1,166.7361
01/01/2012 to 12/31/2012         15.144079          15.217644          2,172.2407
01/01/2013 to 12/31/2013         15.217644          16.512274          1,500.4656
01/01/2014 to 12/31/2014         16.512274          13.131841          1,510.9151
01/01/2015 to 12/31/2015         13.131841           8.650679          2,045.8007
01/01/2016 to 12/31/2016          8.650679          12.182251          1,493.7591
01/01/2017 to 12/31/2017         12.182251          11.847313          2,607.8348
--------------------------       ---------          ---------          ----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         26.077592          26.931875         65,263.7938
01/01/2017 to 12/31/2017         26.931875          28.480061         57,581.6121
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         18.601507          14.832868        191,345.2734
01/01/2009 to 12/31/2009         14.832868          19.875873        187,362.6200
01/01/2010 to 12/31/2010         19.875873          21.997497        162,633.4898
01/01/2011 to 12/31/2011         21.997497          22.513197        145,886.7578
01/01/2012 to 12/31/2012         22.513197          24.909463        122,897.1377
01/01/2013 to 12/31/2013         24.909463          26.351252        103,706.0928
01/01/2014 to 12/31/2014         26.351252          27.063253         90,364.7534
01/01/2015 to 12/31/2015         27.063253          25.937525         76,782.6869
01/01/2016 to 04/29/2016         25.937525          26.668811              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016         26.610069          27.505868         22,792.6837
01/01/2017 to 12/31/2017         27.505868          29.101282         19,573.7099
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010         11.680923          12.216698         27,487.8123
01/01/2011 to 12/31/2011         12.216698          12.383266         35,064.1362
01/01/2012 to 12/31/2012         12.383266          13.520302         38,700.1665
01/01/2013 to 12/31/2013         13.520302          13.432837         35,936.1431
01/01/2014 to 12/31/2014         13.432837          13.744940         36,202.9927
01/01/2015 to 12/31/2015         13.744940          13.269775         34,737.3975
01/01/2016 to 04/29/2016         13.269775          13.569805              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.232679          14.843345         17,238.4782
01/01/2009 to 12/31/2009         14.843345          15.135540         29,329.8400
01/01/2010 to 12/31/2010         15.135540          15.642904         27,051.4939
01/01/2011 to 12/31/2011         15.642904          16.133378         27,871.0194
01/01/2012 to 12/31/2012         16.133378          16.285965         62,274.8390
01/01/2013 to 12/31/2013         16.285965          15.811050         27,303.2888
01/01/2014 to 12/31/2014         15.811050          15.885240         24,805.0724
01/01/2015 to 12/31/2015         15.885240          15.610682         22,958.5140
01/01/2016 to 12/31/2016         15.610682          15.450115         32,896.1053
01/01/2017 to 12/31/2017         15.450115          15.391157         30,019.4919

FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.


The consolidated financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
Brighthouse Separate Account A
and Board of Directors of
Brighthouse Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of Brighthouse Separate Account A (formerly MetLife Investors USA Separate Account
A) (the "Separate Account") of Brighthouse Life Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Note 2.A as of December 31, 2017, the related statements of operations for the year then ended or since inception, the statements of changes in net assets for each of the two years in the period then ended or since inception, the financial highlights in Note 8 for each of the five years in the period then ended or since inception, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2017, and the results of their operations for the year then ended or since inception, the changes in their net assets for each of the two years in the period then ended or since inception, and the financial highlights for each of the five years in the period then ended or since inception, in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2017, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2018



We have served as the Separate Account's auditor since 1998.

This page is intentionally left blank.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2017


                                                                                                                  AMERICAN FUNDS
                                               ALGER SMALL CAP       AMERICAN FUNDS         AMERICAN FUNDS         GLOBAL SMALL
                                                   GROWTH                 BOND               GLOBAL GROWTH        CAPITALIZATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------   -------------------   -------------------   -------------------
ASSETS:
   Investments at fair value..............   $        53,660,724   $       135,763,688   $       313,542,121   $       119,808,052
   Due from Brighthouse Life Insurance
     Company..............................                    --                    --                    --                    --
                                             -------------------   -------------------   -------------------   -------------------
       Total Assets.......................            53,660,724           135,763,688           313,542,121           119,808,052
                                             -------------------   -------------------   -------------------   -------------------
LIABILITIES:
   Accrued fees...........................                    --                    55                   110                   130
   Due to Brighthouse Life Insurance
     Company..............................                    --                     1                     1                     1
                                             -------------------   -------------------   -------------------   -------------------
       Total Liabilities..................                    --                    56                   111                   131
                                             -------------------   -------------------   -------------------   -------------------

NET ASSETS................................   $        53,660,724   $       135,763,632   $       313,542,010   $       119,807,921
                                             ===================   ===================   ===================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $        53,660,724   $       135,759,096   $       313,465,279   $       119,805,658
   Net assets from contracts in payout....                    --                 4,536                76,731                 2,263
                                             -------------------   -------------------   -------------------   -------------------
       Total Net Assets...................   $        53,660,724   $       135,763,632   $       313,542,010   $       119,807,921
                                             ===================   ===================   ===================   ===================


 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                                                             BHFTI ALLIANZ
                                                                                                           GLOBAL INVESTORS
                                             AMERICAN FUNDS      AMERICAN FUNDS       BHFTI AB GLOBAL           DYNAMIC
                                                 GROWTH           GROWTH-INCOME     DYNAMIC ALLOCATION     MULTI-ASSET PLUS
                                               SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       785,751,859  $       403,461,649  $     3,260,338,955  $       114,069,876
   Due from Brighthouse Life Insurance
     Company............................                    1                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          785,751,860          403,461,649        3,260,338,955          114,069,876
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  107                   92                  167                  126
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                  107                   92                  167                  126
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       785,751,753  $       403,461,557  $     3,260,338,788  $       114,069,750
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       785,657,246  $       403,331,366  $     3,259,960,576  $       114,053,048
   Net assets from contracts in payout..               94,507              130,191              378,212               16,702
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       785,751,753  $       403,461,557  $     3,260,338,788  $       114,069,750
                                          ===================  ===================  ===================  ===================

                                                  BHFTI
                                             AMERICAN FUNDS            BHFTI                BHFTI                 BHFTI
                                                BALANCED          AMERICAN FUNDS       AMERICAN FUNDS        AMERICAN FUNDS
                                               ALLOCATION        GROWTH ALLOCATION         GROWTH          MODERATE ALLOCATION
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $     3,411,543,595  $      1,978,846,814  $       747,840,849  $     1,633,368,205
   Due from Brighthouse Life Insurance
     Company............................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................        3,411,543,595         1,978,846,814          747,840,849        1,633,368,205
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   88                   186                  112                  160
   Due to Brighthouse Life Insurance
     Company............................                   --                     1                   --                    1
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                   88                   187                  112                  161
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $     3,411,543,507  $      1,978,846,627  $       747,840,737  $     1,633,368,044
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     3,410,870,849  $      1,978,196,576  $       747,827,684  $     1,632,364,738
   Net assets from contracts in payout..              672,658               650,051               13,053            1,003,306
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $     3,411,543,507  $      1,978,846,627  $       747,840,737  $     1,633,368,044
                                          ===================  ====================  ===================  ====================


                                                BHFTI AQR              BHFTI
                                               GLOBAL RISK       BLACKROCK GLOBAL
                                                BALANCED        TACTICAL STRATEGIES
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $      2,373,211,993  $     5,151,909,262
   Due from Brighthouse Life Insurance
     Company............................                    --                    1
                                          --------------------  -------------------
       Total Assets.....................         2,373,211,993        5,151,909,263
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   135                  148
   Due to Brighthouse Life Insurance
     Company............................                    --                   --
                                          --------------------  -------------------
       Total Liabilities................                   135                  148
                                          --------------------  -------------------

NET ASSETS..............................  $      2,373,211,858  $     5,151,909,115
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      2,372,730,172  $     5,151,581,875
   Net assets from contracts in payout..               481,686              327,240
                                          --------------------  -------------------
       Total Net Assets.................  $      2,373,211,858  $     5,151,909,115
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                                                       BHFTI
                                                  BHFTI             BRIGHTHOUSE             BHFTI                 BHFTI
                                                BLACKROCK              ASSET             BRIGHTHOUSE           BRIGHTHOUSE
                                               HIGH YIELD         ALLOCATION 100        BALANCED PLUS        SMALL CAP VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        232,649,302  $       615,557,473  $     7,952,160,132  $        261,043,198
   Due from Brighthouse Life Insurance
     Company............................                    --                    1                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Assets....................           232,649,302          615,557,474        7,952,160,132           261,043,198
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   204                  120                  103                   156
   Due to Brighthouse Life Insurance
     Company............................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                   204                  120                  103                   156
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $        232,649,098  $       615,557,354  $     7,952,160,029  $        261,043,042
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        232,617,311  $       615,113,338  $     7,951,623,382  $        260,731,559
   Net assets from contracts in payout..                31,787              444,016              536,647               311,483
                                          --------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $        232,649,098  $       615,557,354  $     7,952,160,029  $        261,043,042
                                          ====================  ===================  ===================  ====================

                                                                                                                  BHFTI
                                                 BHFTI                BHFTI                 BHFTI             BRIGHTHOUSE/
                                             BRIGHTHOUSE/         BRIGHTHOUSE/          BRIGHTHOUSE/          FRANKLIN LOW
                                           ABERDEEN EMERGING         ARTISAN             EATON VANCE            DURATION
                                            MARKETS EQUITY        INTERNATIONAL         FLOATING RATE         TOTAL RETURN
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $       427,076,910  $           311,031  $         62,559,000  $        149,708,348
   Due from Brighthouse Life Insurance
     Company............................                   --                   --                     1                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Assets....................          427,076,910              311,031            62,559,001           149,708,348
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  194                   49                   152                   171
   Due to Brighthouse Life Insurance
     Company............................                    1                   --                    --                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                  195                   49                   152                   171
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $       427,076,715  $           310,982  $         62,558,849  $        149,708,177
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       426,988,377  $           310,982  $         62,545,207  $        149,614,584
   Net assets from contracts in payout..               88,338                   --                13,642                93,593
                                          -------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $       427,076,715  $           310,982  $         62,558,849  $        149,708,177
                                          ===================  ===================  ====================  ====================

                                                  BHFTI               BHFTI
                                              BRIGHTHOUSE/        BRIGHTHOUSE/
                                                TEMPLETON          WELLINGTON
                                              INTERNATIONAL         LARGE CAP
                                                  BOND              RESEARCH
                                               SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        37,465,445  $        16,261,808
   Due from Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
        Total Assets....................           37,465,445           16,261,808
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  121                  129
   Due to Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
        Total Liabilities...............                  121                  129
                                          -------------------  -------------------

NET ASSETS..............................  $        37,465,324  $        16,261,679
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        37,465,324  $        16,261,679
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
        Total Net Assets................  $        37,465,324  $        16,261,679
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                       BHFTI
                                              BHFTI CLARION         CLEARBRIDGE              BHFTI            BHFTI INVESCO
                                                 GLOBAL             AGGRESSIVE          HARRIS OAKMARK        BALANCED-RISK
                                               REAL ESTATE            GROWTH             INTERNATIONAL         ALLOCATION
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        269,483,462  $       473,172,102  $        665,787,732  $     1,045,420,060
   Due from Brighthouse Life Insurance
     Company............................                    --                    2                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................           269,483,462          473,172,104           665,787,732        1,045,420,060
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   205                  259                   184                  174
   Due to Brighthouse Life Insurance
     Company............................                     1                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   206                  259                   184                  174
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        269,483,256  $       473,171,845  $        665,787,548  $     1,045,419,886
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        269,382,076  $       473,067,216  $        665,412,954  $     1,045,339,123
   Net assets from contracts in payout..               101,180              104,629               374,594               80,763
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        269,483,256  $       473,171,845  $        665,787,548  $     1,045,419,886
                                          ====================  ===================  ====================  ===================

                                                                                                                  BHFTI
                                                                   BHFTI INVESCO            BHFTI               JPMORGAN
                                             BHFTI INVESCO           SMALL CAP            JPMORGAN            GLOBAL ACTIVE
                                               COMSTOCK               GROWTH              CORE BOND            ALLOCATION
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $       772,000,637  $       328,908,451  $        342,738,339  $     1,175,046,150
   Due from Brighthouse Life Insurance
     Company............................                    1                    2                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................          772,000,638          328,908,453           342,738,339        1,175,046,150
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  206                  291                   134                  137
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                    --                    1
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                  206                  291                   134                  138
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $       772,000,432  $       328,908,162  $        342,738,205  $     1,175,046,012
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       771,819,495  $       328,677,940  $        342,732,903  $     1,175,024,276
   Net assets from contracts in payout..              180,937              230,222                 5,302               21,736
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $       772,000,432  $       328,908,162  $        342,738,205  $     1,175,046,012
                                          ===================  ===================  ====================  ===================

                                                  BHFTI
                                                JPMORGAN               BHFTI
                                                SMALL CAP          LOOMIS SAYLES
                                                  VALUE           GLOBAL MARKETS
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $         24,296,429  $       157,610,420
   Due from Brighthouse Life Insurance
     Company............................                     1                   --
                                          --------------------  -------------------
       Total Assets.....................            24,296,430          157,610,420
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   258                  137
   Due to Brighthouse Life Insurance
     Company............................                    --                   --
                                          --------------------  -------------------
       Total Liabilities................                   258                  137
                                          --------------------  -------------------

NET ASSETS..............................  $         24,296,172  $       157,610,283
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         24,287,641  $       157,578,950
   Net assets from contracts in payout..                 8,531               31,333
                                          --------------------  -------------------
       Total Net Assets.................  $         24,296,172  $       157,610,283
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                  BHFTI
                                                 METLIFE             BHFTI MFS               BHFTI                BHFTI
                                               MULTI-INDEX           RESEARCH           MORGAN STANLEY         OPPENHEIMER
                                              TARGETED RISK        INTERNATIONAL        MID CAP GROWTH        GLOBAL EQUITY
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        977,135,475  $       276,582,672  $       246,048,682  $         66,932,092
   Due from Brighthouse Life Insurance
     Company............................                    --                   --                    1                     5
                                          --------------------  -------------------  -------------------  --------------------
       Total Assets.....................           977,135,475          276,582,672          246,048,683            66,932,097
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   142                  206                  195                   150
   Due to Brighthouse Life Insurance
     Company............................                    11                    1                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   153                  207                  195                   150
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $        977,135,322  $       276,582,465  $       246,048,488  $         66,931,947
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        977,132,637  $       276,448,476  $       246,002,047  $         66,931,947
   Net assets from contracts in payout..                 2,685              133,989               46,441                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $        977,135,322  $       276,582,465  $       246,048,488  $         66,931,947
                                          ====================  ===================  ===================  ====================

                                                  BHFTI                                                           BHFTI
                                                PANAGORA               BHFTI                 BHFTI               PYRAMIS
                                                 GLOBAL           PIMCO INFLATION            PIMCO             GOVERNMENT
                                            DIVERSIFIED RISK      PROTECTED BOND         TOTAL RETURN            INCOME
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        154,257,012  $       633,945,131  $     1,482,271,074  $        576,103,831
   Due from Brighthouse Life Insurance
     Company............................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Assets.....................           154,257,012          633,945,131        1,482,271,074           576,103,831
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   154                  183                  190                   190
   Due to Brighthouse Life Insurance
     Company............................                    --                    1                    1                     1
                                          --------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   154                  184                  191                   191
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $        154,256,858  $       633,944,947  $     1,482,270,883  $        576,103,640
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        154,216,172  $       633,722,370  $     1,481,853,178  $        576,026,810
   Net assets from contracts in payout..                40,686              222,577              417,705                76,830
                                          --------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $        154,256,858  $       633,944,947  $     1,482,270,883  $        576,103,640
                                          ====================  ===================  ===================  ====================

                                                  BHFTI                BHFTI
                                                SCHRODERS            SCHRODERS
                                                 GLOBAL               GLOBAL
                                             MULTI-ASSET II         MULTI-ASSET
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       509,815,055  $        628,730,300
   Due from Brighthouse Life Insurance
     Company............................                   --                     1
                                          -------------------  --------------------
       Total Assets.....................          509,815,055           628,730,301
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  125                   143
   Due to Brighthouse Life Insurance
     Company............................                   --                    --
                                          -------------------  --------------------
       Total Liabilities................                  125                   143
                                          -------------------  --------------------

NET ASSETS..............................  $       509,814,930  $        628,730,158
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       509,803,512  $        628,647,154
   Net assets from contracts in payout..               11,418                83,004
                                          -------------------  --------------------
       Total Net Assets.................  $       509,814,930  $        628,730,158
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                              BHFTI SSGA                                BHFTI T. ROWE        BHFTI T. ROWE
                                              GROWTH AND           BHFTI SSGA            PRICE LARGE           PRICE MID
                                              INCOME ETF           GROWTH ETF             CAP VALUE           CAP GROWTH
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $     1,340,475,053  $       492,240,154  $       785,053,182  $        500,453,836
   Due from Brighthouse Life Insurance
     Company............................                   --                   --                   47                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................        1,340,475,053          492,240,154          785,053,229           500,453,836
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  145                   98                  257                    72
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                  145                   98                  257                    72
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $     1,340,474,908  $       492,240,056  $       785,052,972  $        500,453,764
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     1,340,053,478  $       491,792,744  $       784,544,424  $        500,280,371
   Net assets from contracts in payout..              421,430              447,312              508,548               173,393
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $     1,340,474,908  $       492,240,056  $       785,052,972  $        500,453,764
                                          ===================  ===================  ===================  ====================

                                                                                           BHFTI           BHFTII BAILLIE
                                                BHFTI TCW              BHFTI           WELLS CAPITAL           GIFFORD
                                               CORE FIXED        VICTORY SYCAMORE       MANAGEMENT          INTERNATIONAL
                                                 INCOME            MID CAP VALUE       MID CAP VALUE            STOCK
                                               SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $           348,905  $       267,405,157  $       132,289,123  $       250,476,979
   Due from Brighthouse Life Insurance
     Company............................                   --                    1                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................              348,905          267,405,158          132,289,123          250,476,979
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   95                  191                  134                  116
   Due to Brighthouse Life Insurance
     Company............................                    1                   --                   --                    4
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   96                  191                  134                  120
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $           348,809  $       267,404,967  $       132,288,989  $       250,476,859
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           348,809  $       267,250,057  $       132,222,034  $       250,450,439
   Net assets from contracts in payout..                   --              154,910               66,955               26,420
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $           348,809  $       267,404,967  $       132,288,989  $       250,476,859
                                          ===================  ===================  ===================  ===================

                                                                      BHFTII
                                                 BHFTII              BLACKROCK
                                                BLACKROCK             CAPITAL
                                               BOND INCOME         APPRECIATION
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        72,493,297  $        16,274,051
   Due from Brighthouse Life Insurance
     Company............................                   --                    2
                                          -------------------  -------------------
       Total Assets.....................           72,493,297           16,274,053
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  207                  270
   Due to Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
       Total Liabilities................                  207                  270
                                          -------------------  -------------------

NET ASSETS..............................  $        72,493,090  $        16,273,783
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        72,425,836  $        16,263,755
   Net assets from contracts in payout..               67,254               10,028
                                          -------------------  -------------------
       Total Net Assets.................  $        72,493,090  $        16,273,783
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                                 BHFTII                BHFTII                BHFTII                BHFTII
                                                BLACKROCK            BRIGHTHOUSE           BRIGHTHOUSE           BRIGHTHOUSE
                                               ULTRA-SHORT              ASSET                 ASSET                 ASSET
                                                TERM BOND           ALLOCATION 20         ALLOCATION 40         ALLOCATION 60
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        293,895,529  $        103,669,903  $      3,782,893,040  $      6,576,710,762
   Due from Brighthouse Life Insurance
     Company............................                     1                    --                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           293,895,530           103,669,903         3,782,893,040         6,576,710,763
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   396                   135                    93                   108
   Due to Brighthouse Life Insurance
     Company............................                    --                    --                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   396                   135                    94                   108
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        293,895,134  $        103,669,768  $      3,782,892,946  $      6,576,710,655
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        293,800,589  $        103,669,768  $      3,778,541,404  $      6,572,845,562
   Net assets from contracts in payout..                94,545                    --             4,351,542             3,865,093
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        293,895,134  $        103,669,768  $      3,782,892,946  $      6,576,710,655
                                          ====================  ====================  ====================  ====================

                                                                                          BHFTII                BHFTII
                                                BHFTII               BHFTII            BRIGHTHOUSE/          BRIGHTHOUSE/
                                              BRIGHTHOUSE         BRIGHTHOUSE/          DIMENSIONAL           WELLINGTON
                                                 ASSET               ARTISAN           INTERNATIONAL          CORE EQUITY
                                             ALLOCATION 80        MID CAP VALUE        SMALL COMPANY         OPPORTUNITIES
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $     5,997,031,358  $       207,336,536  $        72,337,642  $        831,306,430
   Due from Brighthouse Life Insurance
     Company............................                   12                  100                    1                     1
                                          -------------------  -------------------  -------------------  --------------------
        Total Assets....................        5,997,031,370          207,336,636           72,337,643           831,306,431
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   45                   69                  132                   312
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                   45                   69                  132                   312
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $     5,997,031,325  $       207,336,567  $        72,337,511  $        831,306,119
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     5,994,194,473  $       207,043,445  $        72,337,511  $        830,817,586
   Net assets from contracts in payout..            2,836,852              293,122                   --               488,533
                                          -------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $     5,997,031,325  $       207,336,567  $        72,337,511  $        831,306,119
                                          ===================  ===================  ===================  ====================



                                                 BHFTII
                                                FRONTIER               BHFTII
                                             MID CAP GROWTH        JENNISON GROWTH
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $         72,637,929  $        507,080,428
   Due from Brighthouse Life Insurance
     Company............................                    --                    --
                                          --------------------  --------------------
        Total Assets....................            72,637,929           507,080,428
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    79                   140
   Due to Brighthouse Life Insurance
     Company............................                    --                     1
                                          --------------------  --------------------
        Total Liabilities...............                    79                   141
                                          --------------------  --------------------

NET ASSETS..............................  $         72,637,850  $        507,080,287
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         72,606,944  $        506,509,965
   Net assets from contracts in payout..                30,906               570,322
                                          --------------------  --------------------
        Total Net Assets................  $         72,637,850  $        507,080,287
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                 BHFTII               BHFTII              BHFTII
                                              LOOMIS SAYLES        LOOMIS SAYLES          METLIFE
                                                SMALL CAP            SMALL CAP           AGGREGATE         BHFTII METLIFE
                                                  CORE                GROWTH            BOND INDEX       MID CAP STOCK INDEX
                                               SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        14,483,508  $           344,106  $       313,384,967  $       166,303,995
   Due from Brighthouse Life Insurance
     Company............................                    2                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................           14,483,510              344,106          313,384,967          166,303,995
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  177                   49                  166                  162
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                    1                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                  177                   49                  167                  162
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $        14,483,333  $           344,057  $       313,384,800  $       166,303,833
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        14,483,333  $           344,057  $       313,362,006  $       166,303,833
   Net assets from contracts in payout..                   --                   --               22,794                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $        14,483,333  $           344,057  $       313,384,800  $       166,303,833
                                          ===================  ===================  ===================  ===================



                                            BHFTII METLIFE        BHFTII METLIFE       BHFTII METLIFE           BHFTII
                                            MSCI EAFE INDEX     RUSSELL 2000 INDEX       STOCK INDEX       MFS TOTAL RETURN
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $       122,285,741  $       152,382,278  $        639,076,756  $        42,885,767
   Due from Brighthouse Life Insurance
     Company............................                   --                    1                    --                    1
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................          122,285,741          152,382,279           639,076,756           42,885,768
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  135                  132                    94                  200
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                  135                  132                    94                  200
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $       122,285,606  $       152,382,147  $        639,076,662  $        42,885,568
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       122,285,606  $       152,382,147  $        638,872,843  $        42,857,672
   Net assets from contracts in payout..                   --                   --               203,819               27,896
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $       122,285,606  $       152,382,147  $        639,076,662  $        42,885,568
                                          ===================  ===================  ====================  ===================



                                                 BHFTII               BHFTII
                                              MFS VALUE II           MFS VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $         4,909,870  $       301,210,008
   Due from Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................            4,909,870          301,210,008
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   53                  221
   Due to Brighthouse Life Insurance
     Company............................                   --                    6
                                          -------------------  -------------------
       Total Liabilities................                   53                  227
                                          -------------------  -------------------

NET ASSETS..............................  $         4,909,817  $       301,209,781
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         4,909,817  $       301,091,625
   Net assets from contracts in payout..                   --              118,156
                                          -------------------  -------------------
       Total Net Assets.................  $         4,909,817  $       301,209,781
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                                                      BHFTII                BHFTII            BHFTII VANECK
                                           BHFTII NEUBERGER        T. ROWE PRICE         T. ROWE PRICE       GLOBAL NATURAL
                                            BERMAN GENESIS       LARGE CAP GROWTH      SMALL CAP GROWTH         RESOURCES
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $       136,038,146  $        261,127,566  $         14,148,587  $        88,061,390
   Due from Brighthouse Life Insurance
     Company............................                    1                    --                    --                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Assets....................          136,038,147           261,127,566            14,148,587           88,061,390
                                          -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  184                   147                    72                   56
   Due to Brighthouse Life Insurance
     Company............................                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Liabilities...............                  184                   147                    72                   56
                                          -------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $       136,037,963  $        261,127,419  $         14,148,515  $        88,061,334
                                          ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       135,778,183  $        261,093,193  $         14,148,515  $        88,061,334
   Net assets from contracts in payout..              259,780                34,226                    --                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Net Assets................  $       136,037,963  $        261,127,419  $         14,148,515  $        88,061,334
                                          ===================  ====================  ====================  ===================

                                             BHFTII WESTERN
                                            ASSET MANAGEMENT     BHFTII WESTERN                                  DEUTSCHE I
                                             STRATEGIC BOND     ASSET MANAGEMENT           BLACKROCK                CROCI
                                              OPPORTUNITIES      U.S. GOVERNMENT    GLOBAL ALLOCATION V.I.    INTERNATIONAL VIP
                                               SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
                                          -------------------  -------------------  ----------------------  -------------------
ASSETS:
   Investments at fair value............  $     1,066,892,713  $       244,111,302   $          2,999,474   $        12,446,513
   Due from Brighthouse Life Insurance
     Company............................                   19                   --                     --                    --
                                          -------------------  -------------------  ----------------------  -------------------
        Total Assets....................        1,066,892,732          244,111,302              2,999,474            12,446,513
                                          -------------------  -------------------  ----------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  374                  293                    131                     4
   Due to Brighthouse Life Insurance
     Company............................                   --                    1                     --                    --
                                          -------------------  -------------------  ----------------------  -------------------
        Total Liabilities...............                  374                  294                    131                     4
                                          -------------------  -------------------  ----------------------  -------------------

NET ASSETS..............................  $     1,066,892,358  $       244,111,008   $          2,999,343   $        12,446,509
                                          ===================  ===================  ======================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     1,066,538,720  $       244,002,976   $          2,999,343   $        12,446,509
   Net assets from contracts in payout..              353,638              108,032                     --                    --
                                          -------------------  -------------------  ----------------------  -------------------
        Total Net Assets................  $     1,066,892,358  $       244,111,008   $          2,999,343   $        12,446,509
                                          ===================  ===================  ======================  ===================


                                               FEDERATED
                                              HIGH INCOME            FEDERATED
                                                 BOND                 KAUFMAN
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $             2,011  $             58,971
   Due from Brighthouse Life Insurance
     Company............................                   --                    --
                                          -------------------  --------------------
        Total Assets....................                2,011                58,971
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    3                     7
   Due to Brighthouse Life Insurance
     Company............................                   --                    --
                                          -------------------  --------------------
        Total Liabilities...............                    3                     7
                                          -------------------  --------------------

NET ASSETS..............................  $             2,008  $             58,964
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             2,008  $             58,964
   Net assets from contracts in payout..                   --                    --
                                          -------------------  --------------------
        Total Net Assets................  $             2,008  $             58,964
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                              FIDELITY VIP          FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                              ASSET MANAGER          CONTRAFUND           EQUITY-INCOME       FUNDSMANAGER 50%
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         72,267,999  $        625,750,922  $          4,975,328  $      4,703,906,420
   Due from Brighthouse Life Insurance
     Company............................                    --                     1                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            72,267,999           625,750,923             4,975,328         4,703,906,420
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     4                    73                    --                    --
   Due to Brighthouse Life Insurance
     Company............................                     1                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     5                    73                    --                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         72,267,994  $        625,750,850  $          4,975,328  $      4,703,906,420
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         72,267,994  $        625,749,038  $          4,975,328  $      4,703,906,420
   Net assets from contracts in payout..                    --                 1,812                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         72,267,994  $        625,750,850  $          4,975,328  $      4,703,906,420
                                          ====================  ====================  ====================  ====================

                                                                    FIDELITY VIP
                                              FIDELITY VIP           GOVERNMENT           FIDELITY VIP          FIDELITY VIP
                                            FUNDSMANAGER 60%        MONEY MARKET             GROWTH               INDEX 500
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $      2,781,261,557  $         17,602,168  $        177,086,634  $         66,077,867
   Due from Brighthouse Life Insurance
     Company............................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................         2,781,261,557            17,602,168           177,086,634            66,077,867
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                    11                     5                     6
   Due to Brighthouse Life Insurance
     Company............................                    --                    --                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    --                    11                     6                     6
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $      2,781,261,557  $         17,602,157  $        177,086,628  $         66,077,861
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      2,781,261,557  $         17,602,157  $        177,086,628  $         66,077,861
   Net assets from contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $      2,781,261,557  $         17,602,157  $        177,086,628  $         66,077,861
                                          ====================  ====================  ====================  ====================


                                              FIDELITY VIP          FIDELITY VIP
                                                 MID CAP              OVERSEAS
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        444,177,864  $          4,543,644
   Due from Brighthouse Life Insurance
     Company............................                     2                    --
                                          --------------------  --------------------
        Total Assets....................           444,177,866             4,543,644
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    32                    --
   Due to Brighthouse Life Insurance
     Company............................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                    32                    --
                                          --------------------  --------------------

NET ASSETS..............................  $        444,177,834  $          4,543,644
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        444,166,934  $          4,543,644
   Net assets from contracts in payout..                10,900                    --
                                          --------------------  --------------------
        Total Net Assets................  $        444,177,834  $          4,543,644
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                             FTVIPT FRANKLIN       FTVIPT FRANKLIN       FTVIPT FRANKLIN      FTVIPT TEMPLETON
                                               INCOME VIP         MUTUAL SHARES VIP    SMALL CAP VALUE VIP       FOREIGN VIP
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        259,462,801  $        133,542,972  $        131,376,342  $         70,683,514
   Due from Brighthouse Life Insurance
     Company............................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           259,462,801           133,542,972           131,376,342            70,683,514
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    98                    55                    29                    58
   Due to Brighthouse Life Insurance
     Company............................                    --                    --                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    98                    55                    29                    59
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        259,462,703  $        133,542,917  $        131,376,313  $         70,683,455
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        259,370,484  $        133,536,367  $        131,376,165  $         70,651,760
   Net assets from contracts in payout..                92,219                 6,550                   148                31,695
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        259,462,703  $        133,542,917  $        131,376,313  $         70,683,455
                                          ====================  ====================  ====================  ====================

                                            FTVIPT TEMPLETON        INVESCO V.I.          INVESCO V.I.          INVESCO V.I.
                                             GLOBAL BOND VIP     AMERICAN FRANCHISE        CORE EQUITY        EQUITY AND INCOME
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        207,536,211  $             14,939  $            130,081  $        681,403,312
   Due from Brighthouse Life Insurance
     Company............................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           207,536,211                14,939               130,081           681,403,312
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    26                     2                    --                    39
   Due to Brighthouse Life Insurance
     Company............................                    --                    14                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    26                    16                    --                    39
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        207,536,185  $             14,923  $            130,081  $        681,403,273
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        207,515,694  $             14,923  $            130,081  $        681,370,147
   Net assets from contracts in payout..                20,491                    --                    --                33,126
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        207,536,185  $             14,923  $            130,081  $        681,403,273
                                          ====================  ====================  ====================  ====================

                                               INVESCO V.I.         INVESCO V.I.
                                             GROWTH AND INCOME  INTERNATIONAL GROWTH
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $              1,110  $        269,423,790
   Due from Brighthouse Life Insurance
     Company............................                     2                    --
                                          --------------------  --------------------
        Total Assets....................                 1,112           269,423,790
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     2                    35
   Due to Brighthouse Life Insurance
     Company............................                    --                     1
                                          --------------------  --------------------
        Total Liabilities...............                     2                    36
                                          --------------------  --------------------

NET ASSETS..............................  $              1,110  $        269,423,754
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $              1,110  $        269,413,716
   Net assets from contracts in payout..                    --                10,038
                                          --------------------  --------------------
        Total Net Assets................  $              1,110  $        269,423,754
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                      LMPVET                LMPVET                LMPVET
                                             IVY VIP ASSET     CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               STRATEGY          AGGRESSIVE GROWTH       APPRECIATION        DIVIDEND STRATEGY
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $           333,030  $       321,470,047   $        452,130,470   $       224,473,020
   Due from Brighthouse Life Insurance
     Company............................                   --                    1                     --                    --
                                          -------------------  --------------------  --------------------  --------------------
       Total Assets.....................              333,030          321,470,048            452,130,470           224,473,020
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   33                  150                     72                    81
   Due to Brighthouse Life Insurance
     Company............................                    1                   --                      3                    --
                                          -------------------  --------------------  --------------------  --------------------
       Total Liabilities................                   34                  150                     75                    81
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $           332,996  $       321,469,898   $        452,130,395   $       224,472,939
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           332,996  $       321,439,390   $        452,108,327   $       224,367,485
   Net assets from contracts in payout..                   --               30,508                 22,068               105,454
                                          -------------------  --------------------  --------------------  --------------------
       Total Net Assets.................  $           332,996  $       321,469,898   $        452,130,395   $       224,472,939
                                          ===================  ====================  ====================  ====================

                                                 LMPVET                LMPVET                LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE       QS VARIABLE
                                            LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH     CONSERVATIVE GROWTH
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............   $         3,261,728   $         7,016,666  $       113,694,896   $        40,132,589
   Due from Brighthouse Life Insurance
     Company............................                    --                    --                   --                    --
                                          --------------------  --------------------  --------------------  --------------------
       Total Assets.....................             3,261,728             7,016,666          113,694,896            40,132,589
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    70                    94                  106                    50
   Due to Brighthouse Life Insurance
     Company............................                    --                    --                   --                    --
                                          --------------------  --------------------  --------------------  --------------------
       Total Liabilities................                    70                    94                  106                    50
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................   $         3,261,658   $         7,016,572  $       113,694,790   $        40,132,539
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $         3,256,235   $         7,016,572  $       113,685,857   $        40,132,539
   Net assets from contracts in payout..                 5,423                    --                8,933                    --
                                          --------------------  --------------------  --------------------  --------------------
       Total Net Assets.................   $         3,261,658   $         7,016,572  $       113,694,790   $        40,132,539
                                          ====================  ====================  ====================  ====================

                                                                      LMPVET
                                                LMPVET              QS VARIABLE
                                          QS VARIABLE GROWTH      MODERATE GROWTH
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        89,558,280  $           803,890
   Due from Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................           89,558,280              803,890
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   57                   21
   Due to Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
       Total Liabilities................                   57                   21
                                          -------------------  -------------------

NET ASSETS..............................  $        89,558,223  $           803,869
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        89,456,057  $           803,869
   Net assets from contracts in payout..              102,166                   --
                                          -------------------  -------------------
       Total Net Assets.................  $        89,558,223  $           803,869
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                             LMPVIT WESTERN
                                             ASSET VARIABLE
                                               GLOBAL HIGH            MFS VIT               MFS VIT             MFS VIT
                                               YIELD BOND         INVESTORS TRUST        NEW DISCOVERY         RESEARCH
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         87,572,503  $             6,052  $             6,573  $            21,109
   Due from Brighthouse Life Insurance
     Company............................                    --                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Assets.....................            87,572,503                6,052                6,573               21,109
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   118                    9                   10                    9
   Due to Brighthouse Life Insurance
     Company............................                     1                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   119                    9                   10                    9
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $         87,572,384  $             6,043  $             6,563  $            21,100
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         87,561,202  $             6,043  $             6,563  $            21,100
   Net assets from contracts in payout..                11,182                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $         87,572,384  $             6,043  $             6,563  $            21,100
                                          ====================  ===================  ===================  ===================


                                                                   OPPENHEIMER           OPPENHEIMER          OPPENHEIMER
                                           NEUBERGER BERMAN         VA GLOBAL           VA GOVERNMENT       VA MAIN STREET
                                                GENESIS        MULTI-ALTERNATIVES           MONEY              SMALL CAP
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $             5,512  $           253,700  $              3,223  $       116,688,064
   Due from Brighthouse Life Insurance
     Company............................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................                5,512              253,700                 3,223          116,688,064
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    7                   36                     4                   41
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    7                   36                     4                   41
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $             5,505  $           253,664  $              3,219  $       116,688,023
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             5,505  $           253,664  $              3,219  $       116,685,210
   Net assets from contracts in payout..                   --                   --                    --                2,813
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $             5,505  $           253,664  $              3,219  $       116,688,023
                                          ===================  ===================  ====================  ===================


                                                                   OPPENHEIMER
                                               OPPENHEIMER       VA TOTAL RETURN
                                             VA MAIN STREET           BOND
                                               SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $           113,981  $             2,566
   Due from Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................              113,981                2,566
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   --                    4
   Due to Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
       Total Liabilities................                   --                    4
                                          -------------------  -------------------

NET ASSETS..............................  $           113,981  $             2,562
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           113,981  $             2,562
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $           113,981  $             2,562
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2017


                                               PIMCO VIT
                                               COMMODITY            PIMCO VIT             PIMCO VIT
                                              REALRETURN        EMERGING MARKETS        UNCONSTRAINED         PIONEER VCT
                                               STRATEGY               BOND                  BOND             MID CAP VALUE
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $           463,281  $           921,510  $            564,166  $        69,380,492
   Due from Brighthouse Life Insurance
     Company............................                   --                   --                    --                    1
                                          -------------------  -------------------  --------------------  -------------------
        Total Assets....................              463,281              921,510               564,166           69,380,493
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   38                   39                    31                  104
   Due to Brighthouse Life Insurance
     Company............................                   --                    1                     1                   --
                                          -------------------  -------------------  --------------------  -------------------
        Total Liabilities...............                   38                   40                    32                  104
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $           463,243  $           921,470  $            564,134  $        69,380,389
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           463,243  $           921,470  $            564,134  $        69,380,389
   Net assets from contracts in payout..                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
        Total Net Assets................  $           463,243  $           921,470  $            564,134  $        69,380,389
                                          ===================  ===================  ====================  ===================


                                                                   T. ROWE PRICE                               T. ROWE PRICE
                                               PIONEER VCT          GOVERNMENT           T. ROWE PRICE         INTERNATIONAL
                                           REAL ESTATE SHARES          MONEY             GROWTH STOCK              STOCK
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $            243,772  $           389,381  $          7,996,386  $            517,492
   Due from Brighthouse Life Insurance
     Company............................                    --                   --                    --                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Assets....................               243,772              389,381             7,996,386               517,492
                                          --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    58                    9                    --                    --
   Due to Brighthouse Life Insurance
     Company............................                    --                    1                     1                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                    58                   10                     1                    --
                                          --------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $            243,714  $           389,371  $          7,996,385  $            517,492
                                          ====================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            243,714  $           389,371  $          7,996,385  $            517,492
   Net assets from contracts in payout..                    --                   --                    --                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $            243,714  $           389,371  $          7,996,385  $            517,492
                                          ====================  ===================  ====================  ====================

                                                TAP 1919
                                            VARIABLE SOCIALLY
                                               RESPONSIVE           VIF GLOBAL
                                                BALANCED          INFRASTRUCTURE
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $           146,674  $            545,227
   Due from Brighthouse Life Insurance
     Company............................                   --                    --
                                          -------------------  --------------------
        Total Assets....................              146,674               545,227
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   34                    32
   Due to Brighthouse Life Insurance
     Company............................                   --                    --
                                          -------------------  --------------------
        Total Liabilities...............                   34                    32
                                          -------------------  --------------------

NET ASSETS..............................  $           146,640  $            545,195
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           143,377  $            545,195
   Net assets from contracts in payout..                3,263                    --
                                          -------------------  --------------------
        Total Net Assets................  $           146,640  $            545,195
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                                                              AMERICAN FUNDS
                                                ALGER SMALL CAP      AMERICAN FUNDS       AMERICAN FUNDS       GLOBAL SMALL
                                                    GROWTH                BOND             GLOBAL GROWTH      CAPITALIZATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         2,599,798  $         1,944,457  $           494,382
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              678,275            1,477,066            3,610,644            1,301,793
      Administrative charges...............                   --              335,048              754,993              247,434
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              678,275            1,812,114            4,365,637            1,549,227
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (678,275)              787,684          (2,421,180)          (1,054,845)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            1,962,239            9,121,780                   --
      Realized gains (losses) on sale of
        investments........................          (1,023,289)               79,499            9,179,914            1,603,200
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......          (1,023,289)            2,041,738           18,301,694            1,603,200
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           13,647,718              174,230           62,144,209           24,178,814
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           12,624,429            2,215,968           80,445,903           25,782,014
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        11,946,154  $         3,003,652  $        78,024,723  $        24,727,169
                                             ===================  ===================  ===================  ===================

                                                                                                               BHFTI ALLIANZ
                                                                                                             GLOBAL INVESTORS
                                               AMERICAN FUNDS       AMERICAN FUNDS       BHFTI AB GLOBAL          DYNAMIC
                                                   GROWTH            GROWTH-INCOME     DYNAMIC ALLOCATION    MULTI-ASSET PLUS
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         3,750,750  $         5,326,691  $       47,444,610  $         1,456,826
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            9,269,628            4,797,141          36,542,697            1,061,393
      Administrative charges...............            1,839,124              877,025           7,975,114              240,198
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................           11,108,752            5,674,166          44,517,811            1,301,591
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....          (7,358,002)            (347,475)           2,926,799              155,235
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           73,699,581           24,792,459                  --                   --
      Realized gains (losses) on sale of
        investments........................           27,566,455            8,058,280          42,727,382              152,771
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......          101,266,036           32,850,739          42,727,382              152,771
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           85,965,988           39,728,258         319,629,552           12,311,039
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          187,232,024           72,578,997         362,356,934           12,463,810
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       179,874,022  $        72,231,522  $      365,283,733  $        12,619,045
                                             ===================  ===================  ==================  ===================

                                                     BHFTI
                                                AMERICAN FUNDS            BHFTI
                                                   BALANCED          AMERICAN FUNDS
                                                  ALLOCATION        GROWTH ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        49,183,865  $        23,304,954
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           41,914,699           24,646,753
      Administrative charges...............            8,225,021            4,680,372
                                             -------------------  -------------------
        Total expenses.....................           50,139,720           29,327,125
                                             -------------------  -------------------
          Net investment income (loss).....            (955,855)          (6,022,171)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          165,207,340          119,321,364
      Realized gains (losses) on sale of
        investments........................           26,922,683           18,232,504
                                             -------------------  -------------------
          Net realized gains (losses)......          192,130,023          137,553,868
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          272,500,716          201,023,064
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          464,630,739          338,576,932
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       463,674,884  $       332,554,761
                                             ===================  ===================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                     BHFTI               BHFTI              BHFTI AQR              BHFTI
                                                AMERICAN FUNDS      AMERICAN FUNDS         GLOBAL RISK       BLACKROCK GLOBAL
                                                    GROWTH        MODERATE ALLOCATION       BALANCED        TACTICAL STRATEGIES
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,853,953  $        28,636,356  $        40,435,068  $        34,290,918
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            8,992,942           20,409,093           27,100,302           57,929,042
      Administrative charges...............            1,773,733            4,036,245            5,907,023           12,621,666
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................           10,766,675           24,445,338           33,007,325           70,550,708
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....          (7,912,722)            4,191,018            7,427,743         (36,259,790)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           75,090,685           70,174,806          113,268,421           61,723,652
      Realized gains (losses) on sale of
        investments........................           13,469,757           11,047,286         (35,356,095)           20,608,819
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           88,560,442           81,222,092           77,912,326           82,332,471
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           83,091,838           87,897,810          103,255,195          517,966,691
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          171,652,280          169,119,902          181,167,521          600,299,162
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       163,739,558  $       173,310,920  $       188,595,264  $       564,039,372
                                             ===================  ===================  ===================  ===================

                                                                          BHFTI
                                                     BHFTI             BRIGHTHOUSE            BHFTI                 BHFTI
                                                   BLACKROCK              ASSET            BRIGHTHOUSE           BRIGHTHOUSE
                                                  HIGH YIELD         ALLOCATION 100       BALANCED PLUS        SMALL CAP VALUE
                                                  SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        12,768,348  $         7,293,705  $       116,756,560  $         2,364,678
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,044,146            7,956,693           85,771,893            3,492,219
      Administrative charges...............              583,478            1,466,097           18,693,013              629,624
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            3,627,624            9,422,790          104,464,906            4,121,843
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            9,140,724          (2,129,085)           12,291,654          (1,757,165)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           32,431,756          371,439,824            9,323,996
      Realized gains (losses) on sale of
        investments........................            (822,661)            9,400,609           29,356,601            4,605,951
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            (822,661)           41,832,365          400,796,425           13,929,947
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            5,655,528           72,242,761          741,072,715           12,394,934
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            4,832,867          114,075,126        1,141,869,140           26,324,881
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        13,973,591  $       111,946,041  $     1,154,160,794  $        24,567,716
                                             ===================  ===================  ===================  ===================

                                                    BHFTI                BHFTI
                                                BRIGHTHOUSE/         BRIGHTHOUSE/
                                              ABERDEEN EMERGING         ARTISAN
                                               MARKETS EQUITY        INTERNATIONAL
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         4,466,035  $             3,342
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            5,217,619                2,777
      Administrative charges...............            1,019,806                  724
                                             -------------------  -------------------
        Total expenses.....................            6,237,425                3,501
                                             -------------------  -------------------
          Net investment income (loss).....          (1,771,390)                (159)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................            3,763,733                4,497
                                             -------------------  -------------------
          Net realized gains (losses)......            3,763,733                4,497
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           92,752,976               69,858
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           96,516,709               74,355
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        94,745,319  $            74,196
                                             ===================  ===================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                        BHFTI               BHFTI                BHFTI
                                                    BHFTI           BRIGHTHOUSE/        BRIGHTHOUSE/         BRIGHTHOUSE/
                                                BRIGHTHOUSE/        FRANKLIN LOW          TEMPLETON           WELLINGTON
                                                 EATON VANCE          DURATION          INTERNATIONAL          LARGE CAP
                                                FLOATING RATE       TOTAL RETURN            BOND               RESEARCH
                                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  ------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        2,478,368  $        2,066,152  $                --  $           152,895
                                             ------------------  ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             872,864           1,915,506              480,734              229,270
      Administrative charges...............             162,072             367,349               95,832               39,794
                                             ------------------  ------------------  -------------------  -------------------
        Total expenses.....................           1,034,936           2,282,855              576,566              269,064
                                             ------------------  ------------------  -------------------  -------------------
          Net investment income (loss).....           1,443,432           (216,703)            (576,566)            (116,169)
                                             ------------------  ------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --                  --               15,120              598,609
      Realized gains (losses) on sale of
        investments........................            (53,124)           (390,677)            (462,652)              764,449
                                             ------------------  ------------------  -------------------  -------------------
          Net realized gains (losses)......            (53,124)           (390,677)            (447,532)            1,363,058
                                             ------------------  ------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (68,826)             267,632              521,996            1,659,259
                                             ------------------  ------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           (121,950)           (123,045)               74,464            3,022,317
                                             ------------------  ------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        1,321,482  $        (339,748)  $         (502,102)  $         2,906,148
                                             ==================  ==================  ===================  ===================


                                                                          BHFTI
                                                 BHFTI CLARION         CLEARBRIDGE             BHFTI            BHFTI INVESCO
                                                    GLOBAL             AGGRESSIVE         HARRIS OAKMARK        BALANCED-RISK
                                                  REAL ESTATE            GROWTH            INTERNATIONAL         ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         9,093,063  $         3,431,594  $        10,240,956  $        38,285,765
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,323,565            6,337,724            8,338,417           11,470,343
      Administrative charges...............              657,397            1,182,795            1,569,645            2,533,807
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            3,980,962            7,520,519            9,908,062           14,004,150
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            5,112,101          (4,088,925)              332,894           24,281,615
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --                   --           53,071,316
      Realized gains (losses) on sale of
        investments........................              953,425           29,759,077            5,584,866          (2,075,991)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              953,425           29,759,077            5,584,866           50,995,325
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           17,029,988           47,043,082          149,582,110            7,636,567
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           17,983,413           76,802,159          155,166,976           58,631,892
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        23,095,514  $        72,713,234  $       155,499,870  $        82,913,507
                                             ===================  ===================  ===================  ===================



                                                                      BHFTI INVESCO
                                                 BHFTI INVESCO          SMALL CAP
                                                   COMSTOCK              GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        16,791,700  $                --
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            8,787,543            4,038,881
      Administrative charges...............            1,840,687              773,124
                                             -------------------  -------------------
        Total expenses.....................           10,628,230            4,812,005
                                             -------------------  -------------------
          Net investment income (loss).....            6,163,470          (4,812,005)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           22,096,904           33,670,996
      Realized gains (losses) on sale of
        investments........................           19,982,008            (978,399)
                                             -------------------  -------------------
          Net realized gains (losses)......           42,078,912           32,692,597
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           65,142,068           38,230,394
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          107,220,980           70,922,991
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       113,384,450  $        66,110,986
                                             ===================  ===================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                         BHFTI                BHFTI
                                                     BHFTI             JPMORGAN             JPMORGAN              BHFTI
                                                   JPMORGAN          GLOBAL ACTIVE          SMALL CAP         LOOMIS SAYLES
                                                   CORE BOND          ALLOCATION              VALUE          GLOBAL MARKETS
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $         8,479,367  $       27,738,386  $           323,173  $        2,150,786
                                             -------------------  ------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            4,412,010          12,282,000              360,093           2,006,821
      Administrative charges...............              854,194           2,732,101               60,761             385,964
                                             -------------------  ------------------  -------------------  ------------------
        Total expenses.....................            5,266,204          15,014,101              420,854           2,392,785
                                             -------------------  ------------------  -------------------  ------------------
          Net investment income (loss).....            3,213,163          12,724,285             (97,681)           (241,999)
                                             -------------------  ------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                  --            1,181,118             673,290
      Realized gains (losses) on sale of
        investments........................            (446,588)           3,695,229              605,129           6,647,498
                                             -------------------  ------------------  -------------------  ------------------
          Net realized gains (losses)......            (446,588)           3,695,229            1,786,247           7,320,788
                                             -------------------  ------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................            3,170,997         137,342,920          (1,282,680)          22,475,051
                                             -------------------  ------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            2,724,409         141,038,149              503,567          29,795,839
                                             -------------------  ------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         5,937,572  $      153,762,434  $           405,886  $       29,553,840
                                             ===================  ==================  ===================  ==================

                                                    BHFTI
                                                   METLIFE            BHFTI MFS              BHFTI                BHFTI
                                                 MULTI-INDEX          RESEARCH          MORGAN STANLEY         OPPENHEIMER
                                                TARGETED RISK       INTERNATIONAL       MID CAP GROWTH        GLOBAL EQUITY
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $       13,370,488  $         4,601,846  $          351,283  $           587,088
                                             ------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           9,755,237            3,518,429           2,744,000              762,074
      Administrative charges...............           2,217,870              637,058             572,950              161,185
                                             ------------------  -------------------  ------------------  -------------------
        Total expenses.....................          11,973,107            4,155,487           3,316,950              923,259
                                             ------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....           1,397,381              446,359         (2,965,667)            (336,171)
                                             ------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          24,348,363                   --                  --                   --
      Realized gains (losses) on sale of
        investments........................           2,815,926            2,242,836          12,871,438            3,052,759
                                             ------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......          27,164,289            2,242,836          12,871,438            3,052,759
                                             ------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          90,781,737           58,482,287          63,770,550           16,543,515
                                             ------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         117,946,026           60,725,123          76,641,988           19,596,274
                                             ------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      119,343,407  $        61,171,482  $       73,676,321  $        19,260,103
                                             ==================  ===================  ==================  ===================

                                                    BHFTI
                                                  PANAGORA              BHFTI
                                                   GLOBAL          PIMCO INFLATION
                                              DIVERSIFIED RISK     PROTECTED BOND
                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $               --  $         9,901,552
                                             ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           1,712,886            8,408,587
      Administrative charges...............             368,172            1,585,056
                                             ------------------  -------------------
        Total expenses.....................           2,081,058            9,993,643
                                             ------------------  -------------------
          Net investment income (loss).....         (2,081,058)             (92,091)
                                             ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --                   --
      Realized gains (losses) on sale of
        investments........................             840,931          (3,837,350)
                                             ------------------  -------------------
          Net realized gains (losses)......             840,931          (3,837,350)
                                             ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          16,579,211           15,545,424
                                             ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          17,420,142           11,708,074
                                             ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       15,339,084  $        11,615,983
                                             ==================  ===================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                        BHFTI               BHFTI               BHFTI
                                                    BHFTI              PYRAMIS            SCHRODERS           SCHRODERS
                                                    PIMCO            GOVERNMENT            GLOBAL              GLOBAL
                                                TOTAL RETURN           INCOME          MULTI-ASSET II        MULTI-ASSET
                                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  ------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $       25,907,924  $       13,114,388  $        4,610,795  $         4,768,867
                                             ------------------  ------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................          19,292,174           6,783,099           5,325,005            6,874,023
      Administrative charges...............           3,595,340           1,495,086           1,145,094            1,499,434
                                             ------------------  ------------------  ------------------  -------------------
        Total expenses.....................          22,887,514           8,278,185           6,470,099            8,373,457
                                             ------------------  ------------------  ------------------  -------------------
          Net investment income (loss).....           3,020,410           4,836,203         (1,859,304)          (3,604,590)
                                             ------------------  ------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           7,359,886                  --              37,184           11,435,548
      Realized gains (losses) on sale of
        investments........................         (2,436,345)         (1,658,617)           1,539,961            3,842,618
                                             ------------------  ------------------  ------------------  -------------------
          Net realized gains (losses)......           4,923,541         (1,658,617)           1,577,145           15,278,166
                                             ------------------  ------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          34,142,363           4,162,809          63,070,063           60,435,835
                                             ------------------  ------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          39,065,904           2,504,192          64,647,208           75,714,001
                                             ------------------  ------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       42,086,314  $        7,340,395  $       62,787,904  $        72,109,411
                                             ==================  ==================  ==================  ===================


                                                 BHFTI SSGA                              BHFTI T. ROWE       BHFTI T. ROWE
                                                 GROWTH AND          BHFTI SSGA           PRICE LARGE          PRICE MID
                                                 INCOME ETF          GROWTH ETF            CAP VALUE          CAP GROWTH
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  -------------------  ------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $       32,077,992  $         9,973,899  $       15,824,601  $               --
                                             ------------------  -------------------  ------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................          16,430,083            6,112,256          10,016,402           6,454,788
      Administrative charges...............           3,291,694            1,184,885           1,475,320           1,215,885
                                             ------------------  -------------------  ------------------  ------------------
        Total expenses.....................          19,721,777            7,297,141          11,491,722           7,670,673
                                             ------------------  -------------------  ------------------  ------------------
          Net investment income (loss).....          12,356,215            2,676,758           4,332,879         (7,670,673)
                                             ------------------  -------------------  ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           4,023,720            5,026,529          64,490,580          43,007,523
      Realized gains (losses) on sale of
        investments........................           9,999,968            6,436,347          16,663,875          10,624,150
                                             ------------------  -------------------  ------------------  ------------------
          Net realized gains (losses)......          14,023,688           11,462,876          81,154,455          53,631,673
                                             ------------------  -------------------  ------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................         148,330,223           63,757,992          23,473,469          53,531,645
                                             ------------------  -------------------  ------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         162,353,911           75,220,868         104,627,924         107,163,318
                                             ------------------  -------------------  ------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      174,710,126  $        77,897,626  $      108,960,803  $       99,492,645
                                             ==================  ===================  ==================  ==================


                                                  BHFTI TCW             BHFTI
                                                 CORE FIXED       VICTORY SYCAMORE
                                                   INCOME           MID CAP VALUE
                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $            4,986  $        2,394,726
                                             ------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               3,420           3,287,998
      Administrative charges...............                 726             648,022
                                             ------------------  ------------------
        Total expenses.....................               4,146           3,936,020
                                             ------------------  ------------------
          Net investment income (loss).....                 840         (1,541,294)
                                             ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                 445                  --
      Realized gains (losses) on sale of
        investments........................                 100           3,956,792
                                             ------------------  ------------------
          Net realized gains (losses)......                 545           3,956,792
                                             ------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................               3,039          17,532,121
                                             ------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               3,584          21,488,913
                                             ------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            4,424  $       19,947,619
                                             ==================  ==================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                    BHFTI           BHFTII BAILLIE                                BHFTII
                                                WELLS CAPITAL           GIFFORD              BHFTII              BLACKROCK
                                                 MANAGEMENT          INTERNATIONAL          BLACKROCK             CAPITAL
                                                MID CAP VALUE            STOCK             BOND INCOME         APPRECIATION
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,403,162  $         2,421,411  $         2,151,376  $            14,502
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,770,429            3,096,684              956,971              214,713
      Administrative charges...............              330,315              602,477              166,634               34,278
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            2,100,744            3,699,161            1,123,605              248,991
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (697,582)          (1,277,750)            1,027,771            (234,489)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --                   --              354,708
      Realized gains (losses) on sale of
        investments........................          (1,645,622)            9,549,601            (171,050)              730,759
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......          (1,645,622)            9,549,601            (171,050)            1,085,467
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           13,867,059           59,912,485              803,645            3,422,388
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           12,221,437           69,462,086              632,595            4,507,855
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        11,523,855  $        68,184,336  $         1,660,366  $         4,273,366
                                             ===================  ===================  ===================  ===================

                                                   BHFTII               BHFTII               BHFTII                BHFTII
                                                  BLACKROCK           BRIGHTHOUSE          BRIGHTHOUSE           BRIGHTHOUSE
                                                 ULTRA-SHORT             ASSET                ASSET                 ASSET
                                                  TERM BOND          ALLOCATION 20        ALLOCATION 40         ALLOCATION 60
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           283,707  $         1,985,496  $        76,187,504  $       112,627,203
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            4,206,635            1,289,789           51,031,234           85,906,971
      Administrative charges...............              790,795              246,295            9,654,480           16,269,377
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            4,997,430            1,536,084           60,685,714          102,176,348
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....          (4,713,723)              449,412           15,501,790           10,450,855
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                6,471            1,539,415          119,349,523          258,625,430
      Realized gains (losses) on sale of
        investments........................              307,961            (353,349)         (23,328,526)         (29,219,163)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              314,432            1,186,066           96,020,997          229,406,267
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,454,741            3,481,913          220,726,273          555,132,167
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,769,173            4,667,979          316,747,270          784,538,434
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (2,944,550)  $         5,117,391  $       332,249,060  $       794,989,289
                                             ===================  ===================  ===================  ===================

                                                    BHFTII               BHFTII
                                                  BRIGHTHOUSE         BRIGHTHOUSE/
                                                     ASSET               ARTISAN
                                                 ALLOCATION 80        MID CAP VALUE
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        90,252,615  $         1,075,456
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           79,220,628            2,851,506
      Administrative charges...............           14,570,555              494,050
                                             -------------------  -------------------
        Total expenses.....................           93,791,183            3,345,556
                                             -------------------  -------------------
          Net investment income (loss).....          (3,538,568)          (2,270,100)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          319,644,678                   --
      Realized gains (losses) on sale of
        investments........................         (12,956,528)            3,297,254
                                             -------------------  -------------------
          Net realized gains (losses)......          306,688,150            3,297,254
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          626,696,463           20,503,443
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          933,384,613           23,800,697
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       929,846,045  $        21,530,597
                                             ===================  ===================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                   BHFTII               BHFTII
                                                BRIGHTHOUSE/         BRIGHTHOUSE/
                                                 DIMENSIONAL          WELLINGTON             BHFTII
                                                INTERNATIONAL         CORE EQUITY           FRONTIER              BHFTII
                                                SMALL COMPANY        OPPORTUNITIES       MID CAP GROWTH       JENNISON GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,280,472  $        11,847,249  $               --  $           426,376
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              858,611           10,288,416             943,529            6,565,442
      Administrative charges...............              161,562            1,994,168             175,462            1,196,966
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................            1,020,173           12,282,584           1,118,991            7,762,408
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....              260,299            (435,335)         (1,118,991)          (7,336,032)
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            2,949,500           30,038,797           1,822,177           34,865,168
      Realized gains (losses) on sale of
        investments........................               66,860            6,081,820             754,705           17,801,416
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......            3,016,360           36,120,617           2,576,882           52,666,584
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           12,784,945           92,842,966          12,960,773           99,113,551
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           15,801,305          128,963,583          15,537,655          151,780,135
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        16,061,604  $       128,528,248  $       14,418,664  $       144,444,103
                                             ===================  ===================  ==================  ===================


                                                   BHFTII               BHFTII               BHFTII
                                                LOOMIS SAYLES        LOOMIS SAYLES           METLIFE
                                                  SMALL CAP            SMALL CAP            AGGREGATE         BHFTII METLIFE
                                                    CORE                GROWTH             BOND INDEX       MID CAP STOCK INDEX
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             8,848  $               --  $         8,336,773  $         1,928,971
                                             -------------------  ------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              200,544               2,779            3,697,929            2,075,905
      Administrative charges...............               33,750                 703              749,658              309,210
                                             -------------------  ------------------  -------------------  --------------------
        Total expenses.....................              234,294               3,482            4,447,587            2,385,115
                                             -------------------  ------------------  -------------------  --------------------
          Net investment income (loss).....            (225,446)             (3,482)            3,889,186            (456,144)
                                             -------------------  ------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              861,884              15,483                   --           10,124,455
      Realized gains (losses) on sale of
        investments........................              400,695               (494)            (660,920)            3,388,699
                                             -------------------  ------------------  -------------------  --------------------
          Net realized gains (losses)......            1,262,579              14,989            (660,920)           13,513,154
                                             -------------------  ------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              669,618              60,562            1,302,889            7,969,638
                                             -------------------  ------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,932,197              75,551              641,969           21,482,792
                                             -------------------  ------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,706,751  $           72,069  $         4,531,155  $        21,026,648
                                             ===================  ==================  ===================  ====================




                                                BHFTII METLIFE      BHFTII METLIFE
                                                MSCI EAFE INDEX   RUSSELL 2000 INDEX
                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,883,860  $         1,493,576
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,457,750            1,924,752
      Administrative charges...............              242,603              329,340
                                             -------------------  -------------------
        Total expenses.....................            1,700,353            2,254,092
                                             -------------------  -------------------
          Net investment income (loss).....            1,183,507            (760,516)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            5,994,949
      Realized gains (losses) on sale of
        investments........................            1,292,395            4,566,154
                                             -------------------  -------------------
          Net realized gains (losses)......            1,292,395           10,561,103
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           20,812,992            7,807,137
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           22,105,387           18,368,240
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        23,288,894  $        17,607,724
                                             ===================  ===================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017




                                               BHFTII METLIFE           BHFTII               BHFTII              BHFTII
                                                 STOCK INDEX       MFS TOTAL RETURN       MFS VALUE II          MFS VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         9,896,402  $        1,015,017  $           126,226  $         5,511,361
                                             -------------------  ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            8,214,996             569,745               60,851            3,873,979
      Administrative charges...............            1,352,467              83,104                3,009              707,716
                                             -------------------  ------------------  -------------------  -------------------
        Total expenses.....................            9,567,463             652,849               63,860            4,581,695
                                             -------------------  ------------------  -------------------  -------------------
          Net investment income (loss).....              328,939             362,168               62,366              929,666
                                             -------------------  ------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           17,755,481           2,232,589                   --           17,864,710
      Realized gains (losses) on sale of
        investments........................           27,637,847             796,307             (55,584)            2,193,874
                                             -------------------  ------------------  -------------------  -------------------
          Net realized gains (losses)......           45,393,328           3,028,896             (55,584)           20,058,584
                                             -------------------  ------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           63,946,259             859,219              276,906           22,256,899
                                             -------------------  ------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          109,339,587           3,888,115              221,322           42,315,483
                                             -------------------  ------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       109,668,526  $        4,250,283  $           283,688  $        43,245,149
                                             ===================  ==================  ===================  ===================


                                                                        BHFTII               BHFTII            BHFTII VANECK
                                               BHFTII NEUBERGER      T. ROWE PRICE        T. ROWE PRICE       GLOBAL NATURAL
                                                BERMAN GENESIS     LARGE CAP GROWTH     SMALL CAP GROWTH         RESOURCES
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $           258,259  $           213,406  $            23,269  $               --
                                             -------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,811,201            3,112,565              175,138           1,062,561
      Administrative charges...............              303,405              569,432               17,474             208,224
                                             -------------------  -------------------  -------------------  ------------------
        Total expenses.....................            2,114,606            3,681,997              192,612           1,270,785
                                             -------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....          (1,856,347)          (3,468,591)            (169,343)         (1,270,785)
                                             -------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           10,917,098           14,130,837              821,981                  --
      Realized gains (losses) on sale of
        investments........................            5,425,921            2,004,351              424,089         (2,828,419)
                                             -------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......           16,343,019           16,135,188            1,246,070         (2,828,419)
                                             -------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................            2,627,338           49,834,910            1,478,283           2,914,102
                                             -------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           18,970,357           65,970,098            2,724,353              85,683
                                             -------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        17,114,010  $        62,501,507  $         2,555,010  $      (1,185,102)
                                             ===================  ===================  ===================  ==================

                                                BHFTII WESTERN
                                               ASSET MANAGEMENT      BHFTII WESTERN
                                                STRATEGIC BOND      ASSET MANAGEMENT
                                                 OPPORTUNITIES       U.S. GOVERNMENT
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        41,121,447  $         6,019,981
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           12,545,420            2,924,457
      Administrative charges...............            2,644,471              617,198
                                             -------------------  -------------------
        Total expenses.....................           15,189,891            3,541,655
                                             -------------------  -------------------
          Net investment income (loss).....           25,931,556            2,478,326
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................            4,460,578            (511,303)
                                             -------------------  -------------------
          Net realized gains (losses)......            4,460,578            (511,303)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           37,755,554          (1,336,727)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           42,216,132          (1,848,030)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        68,147,688  $           630,296
                                             ===================  ===================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                          DEUTSCHE I            FEDERATED
                                                    BLACKROCK                CROCI             HIGH INCOME           FEDERATED
                                             GLOBAL ALLOCATION V.I.    INTERNATIONAL VIP          BOND                KAUFMAN
                                                   SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             ----------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $            37,030    $            843,159  $             1,871  $                --
                                             ----------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                30,843                 162,095                  116                  749
      Administrative charges...............                 6,375                      --                   --                   --
                                             ----------------------  --------------------  -------------------  -------------------
        Total expenses.....................                37,218                 162,095                  116                  749
                                             ----------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....                 (188)                 681,064                1,755                (749)
                                             ----------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                34,448                      --                   --                5,496
      Realized gains (losses) on sale of
        investments........................                 7,707               (485,504)              (1,501)                  332
                                             ----------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......                42,155               (485,504)              (1,501)                5,828
                                             ----------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               283,220               2,004,714                  414                7,443
                                             ----------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               325,375               1,519,210              (1,087)               13,271
                                             ----------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $           325,187    $          2,200,274  $               668  $            12,522
                                             ======================  ====================  ===================  ===================


                                                FIDELITY VIP          FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                                                ASSET MANAGER          CONTRAFUND          EQUITY-INCOME      FUNDSMANAGER 50%
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,325,125  $         5,503,582  $             81,678  $        52,799,208
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              972,960            7,256,018                66,980           91,656,251
      Administrative charges...............                   --              937,576                    --                   --
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................              972,960            8,193,594                66,980           91,656,251
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....              352,165          (2,690,012)                14,698         (38,857,043)
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            8,049,516           32,268,874                99,349           28,427,300
      Realized gains (losses) on sale of
        investments........................            (143,899)           19,977,829                 7,518           39,394,247
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......            7,905,617           52,246,703               106,867           67,821,547
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              276,145           61,091,851               395,750          504,990,287
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            8,181,762          113,338,554               502,617          572,811,834
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         8,533,927  $       110,648,542  $            517,315  $       533,954,791
                                             ===================  ===================  ====================  ===================

                                                                      FIDELITY VIP
                                                 FIDELITY VIP          GOVERNMENT
                                               FUNDSMANAGER 60%       MONEY MARKET
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        29,306,741  $           122,515
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           58,574,683              246,280
      Administrative charges...............                   --                   --
                                             -------------------  -------------------
        Total expenses.....................           58,574,683              246,280
                                             -------------------  -------------------
          Net investment income (loss).....         (29,267,942)            (123,765)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           62,975,761                   --
      Realized gains (losses) on sale of
        investments........................          132,447,044                   --
                                             -------------------  -------------------
          Net realized gains (losses)......          195,422,805                   --
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          244,571,811                   --
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          439,994,616                   --
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       410,726,674  $         (123,765)
                                             ===================  ===================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                 FIDELITY VIP         FIDELITY VIP         FIDELITY VIP          FIDELITY VIP
                                                    GROWTH              INDEX 500             MID CAP              OVERSEAS
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           358,487  $          1,128,111  $         2,066,348  $            60,315
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,219,675               858,587            4,728,781               52,777
      Administrative charges...............                   --                    --            1,053,663                   --
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................            2,219,675               858,587            5,782,444               52,777
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....          (1,861,188)               269,524          (3,716,096)                7,538
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           11,800,119               206,334           19,760,622                3,939
      Realized gains (losses) on sale of
        investments........................            6,296,969             3,884,025            6,666,968               53,556
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....           18,097,088             4,090,359           26,427,590               57,495
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           30,252,875             7,335,146           51,034,462              990,001
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           48,349,963            11,425,505           77,462,052            1,047,496
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        46,488,775  $         11,695,029  $        73,745,956  $         1,055,034
                                             ===================  ====================  ===================  ===================

                                               FTVIPT FRANKLIN       FTVIPT FRANKLIN      FTVIPT FRANKLIN      FTVIPT TEMPLETON
                                                 INCOME VIP         MUTUAL SHARES VIP   SMALL CAP VALUE VIP       FOREIGN VIP
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        10,717,335  $          2,996,623  $           655,980  $         1,843,814
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,871,657             1,506,463            1,387,038            1,090,083
      Administrative charges...............              645,404               333,970              314,219              175,603
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................            3,517,061             1,840,433            1,701,257            1,265,686
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....            7,200,274             1,156,190          (1,045,277)              578,128
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --             5,434,320            8,971,753                   --
      Realized gains (losses) on sale of
        investments........................            1,254,900             1,804,524            1,302,844             (35,143)
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....            1,254,900             7,238,844           10,274,597             (35,143)
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           12,035,192               588,955            2,044,449            9,092,479
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           13,290,092             7,827,799           12,319,046            9,057,336
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        20,490,366  $          8,983,989  $        11,273,769  $         9,635,464
                                             ===================  ====================  ===================  ===================

                                               FTVIPT TEMPLETON      INVESCO V.I.
                                                GLOBAL BOND VIP   AMERICAN FRANCHISE
                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $                11
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,323,424                  197
      Administrative charges...............              530,855                   --
                                             -------------------  -------------------
        Total expenses.....................            2,854,279                  197
                                             -------------------  -------------------
           Net investment income (loss)....          (2,854,279)                (186)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              686,379                1,117
      Realized gains (losses) on sale of
        investments........................          (1,274,647)                   92
                                             -------------------  -------------------
           Net realized gains (losses).....            (588,268)                1,209
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            4,800,233                2,125
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            4,211,965                3,334
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,357,686  $             3,148
                                             ===================  ===================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                INVESCO V.I.          INVESCO V.I.        INVESCO V.I.          INVESCO V.I.
                                                 CORE EQUITY        EQUITY AND INCOME   GROWTH AND INCOME   INTERNATIONAL GROWTH
                                                 SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             1,304  $         9,641,383  $                16  $          3,258,075
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                1,891            7,441,664                   13             2,910,902
      Administrative charges...............                   --            1,642,631                   --               653,987
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................                1,891            9,084,295                   13             3,564,889
                                             -------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....                (587)              557,088                    3             (306,814)
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                6,533           12,041,776                   44                    --
      Realized gains (losses) on sale of
        investments........................               13,984            9,229,216                   13             7,444,149
                                             -------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....               20,517           21,270,992                   57             7,444,149
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              (4,684)           37,279,662                   68            42,782,098
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               15,833           58,550,654                  125            50,226,247
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            15,246  $        59,107,742  $               128  $         49,919,433
                                             ===================  ===================  ===================  ====================

                                                                          LMPVET                LMPVET                LMPVET
                                                 IVY VIP ASSET     CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                   STRATEGY          AGGRESSIVE GROWTH       APPRECIATION        DIVIDEND STRATEGY
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $              4,985   $         1,544,566  $          5,075,912  $         2,874,347
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                 3,002             3,630,405             4,907,229            2,416,216
      Administrative charges...............                   742               769,847             1,060,499              522,765
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................                 3,744             4,400,252             5,967,728            2,938,981
                                             --------------------  --------------------  --------------------  --------------------
           Net investment income (loss)....                 1,241           (2,855,686)             (891,816)             (64,634)
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --            20,239,941            14,731,011                   --
      Realized gains (losses) on sale of
        investments........................               (2,480)             8,493,902            14,123,943            6,426,078
                                             --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses).....               (2,480)            28,733,843            28,854,954            6,426,078
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................                47,423            16,514,276            42,828,296           27,815,865
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                44,943            45,248,119            71,683,250           34,241,943
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             46,184   $        42,392,433  $         70,791,434  $        34,177,309
                                             ====================  ====================  ====================  ====================

                                                    LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               LARGE CAP GROWTH       LARGE CAP VALUE
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $              6,974  $            93,633
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                48,626              110,328
      Administrative charges...............                 7,762               18,256
                                             --------------------  --------------------
        Total expenses.....................                56,388              128,584
                                             --------------------  --------------------
           Net investment income (loss)....              (49,414)             (34,951)
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               180,116              201,267
      Realized gains (losses) on sale of
        investments........................               158,039              453,051
                                             --------------------  --------------------
           Net realized gains (losses).....               338,155              654,318
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               377,477              287,048
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               715,632              941,366
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            666,218  $           906,415
                                             ====================  ====================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                    LMPVET                LMPVET                                    LMPVET
                                             CLEARBRIDGE VARIABLE       QS VARIABLE            LMPVET             QS VARIABLE
                                               SMALL CAP GROWTH     CONSERVATIVE GROWTH  QS VARIABLE GROWTH     MODERATE GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  --------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................   $               --   $           931,390   $         1,550,120  $           16,535
                                             --------------------  --------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,258,851               438,509               961,076              11,934
      Administrative charges...............              266,258                98,949               215,630               2,153
                                             --------------------  --------------------  -------------------  ------------------
        Total expenses.....................            1,525,109               537,458             1,176,706              14,087
                                             --------------------  --------------------  -------------------  ------------------
          Net investment income (loss).....          (1,525,109)               393,932               373,414               2,448
                                             --------------------  --------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            2,318,704             4,166,388            13,731,592             133,565
      Realized gains (losses) on sale of
        investments........................            3,975,885               819,915             1,995,850              66,150
                                             --------------------  --------------------  -------------------  ------------------
          Net realized gains (losses)......            6,294,589             4,986,303            15,727,442             199,715
                                             --------------------  --------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................           17,263,633             (875,884)           (1,965,464)            (83,073)
                                             --------------------  --------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           23,558,222             4,110,419            13,761,978             116,642
                                             --------------------  --------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $       22,033,113   $         4,504,351   $        14,135,392  $          119,090
                                             ====================  ====================  ===================  ==================

                                               LMPVIT WESTERN
                                               ASSET VARIABLE
                                                 GLOBAL HIGH            MFS VIT              MFS VIT             MFS VIT
                                                 YIELD BOND         INVESTORS TRUST       NEW DISCOVERY         RESEARCH
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         4,585,737  $               40  $                --  $               265
                                             -------------------  ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,024,237                  91                  250                  274
      Administrative charges...............              220,275                  --                   --                   --
                                             -------------------  ------------------  -------------------  -------------------
        Total expenses.....................            1,244,512                  91                  250                  274
                                             -------------------  ------------------  -------------------  -------------------
          Net investment income (loss).....            3,341,225                (51)                (250)                  (9)
                                             -------------------  ------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                 218                  112                1,299
      Realized gains (losses) on sale of
        investments........................            (676,542)               1,022                4,570                1,385
                                             -------------------  ------------------  -------------------  -------------------
          Net realized gains (losses)......            (676,542)               1,240                4,682                2,684
                                             -------------------  ------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            3,451,528                 111                (417)                1,215
                                             -------------------  ------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            2,774,986               1,351                4,265                3,899
                                             -------------------  ------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         6,116,211  $            1,300  $             4,015  $             3,890
                                             ===================  ==================  ===================  ===================


                                                                      OPPENHEIMER
                                              NEUBERGER BERMAN         VA GLOBAL
                                                   GENESIS        MULTI-ALTERNATIVES
                                                 SUB-ACCOUNT        SUB-ACCOUNT (a)
                                             ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                6  $             1,803
                                             ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                  60                1,493
      Administrative charges...............                  --                  357
                                             ------------------  -------------------
        Total expenses.....................                  60                1,850
                                             ------------------  -------------------
          Net investment income (loss).....                (54)                 (47)
                                             ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                 902                   --
      Realized gains (losses) on sale of
        investments........................                 592                 (90)
                                             ------------------  -------------------
          Net realized gains (losses)......               1,494                 (90)
                                             ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               (493)              (3,134)
                                             ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               1,001              (3,224)
                                             ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $              947  $           (3,271)
                                             ==================  ===================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                 OPPENHEIMER          OPPENHEIMER                             OPPENHEIMER
                                                VA GOVERNMENT       VA MAIN STREET        OPPENHEIMER       VA TOTAL RETURN
                                                    MONEY              SMALL CAP        VA MAIN STREET           BOND
                                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  ------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                13  $          746,965  $            1,364  $                61
                                             -------------------  ------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                   45           1,284,702               1,527                   41
      Administrative charges...............                   --             287,241                  --                   --
                                             -------------------  ------------------  ------------------  -------------------
        Total expenses.....................                   45           1,571,943               1,527                   41
                                             -------------------  ------------------  ------------------  -------------------
          Net investment income (loss).....                 (32)           (824,978)               (163)                   20
                                             -------------------  ------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           6,226,543               1,830                   --
      Realized gains (losses) on sale of
        investments........................                   --           3,906,405               1,291                (967)
                                             -------------------  ------------------  ------------------  -------------------
          Net realized gains (losses)......                   --          10,132,948               3,121                (967)
                                             -------------------  ------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                   --           4,224,374              12,465                1,045
                                             -------------------  ------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                   --          14,357,322              15,586                   78
                                             -------------------  ------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $              (32)  $       13,532,344  $           15,423  $                98
                                             ===================  ==================  ==================  ===================

                                                  PIMCO VIT
                                                  COMMODITY            PIMCO VIT           PIMCO VIT
                                                 REALRETURN        EMERGING MARKETS      UNCONSTRAINED         PIONEER VCT
                                                  STRATEGY               BOND                BOND             MID CAP VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            50,202  $           41,844  $            7,853  $           418,407
                                             -------------------  ------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                4,854               8,745               6,132              767,537
      Administrative charges...............                1,138               1,828               1,387              168,136
                                             -------------------  ------------------  ------------------  -------------------
        Total expenses.....................                5,992              10,573               7,519              935,673
                                             -------------------  ------------------  ------------------  -------------------
          Net investment income (loss).....               44,210              31,271                 334            (517,266)
                                             -------------------  ------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                  --                  --            5,426,448
      Realized gains (losses) on sale of
        investments........................              (9,161)               2,773               2,254              754,059
                                             -------------------  ------------------  ------------------  -------------------
          Net realized gains (losses)......              (9,161)               2,773               2,254            6,180,507
                                             -------------------  ------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (32,485)              32,872              15,463            1,654,564
                                             -------------------  ------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             (41,646)              35,645              17,717            7,835,071
                                             -------------------  ------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             2,564  $           66,916  $           18,051  $         7,317,805
                                             ===================  ==================  ==================  ===================


                                                                    T. ROWE PRICE
                                                 PIONEER VCT         GOVERNMENT
                                             REAL ESTATE SHARES         MONEY
                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $            5,503  $            2,017
                                             ------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               3,293               3,642
      Administrative charges...............                 592                  --
                                             ------------------  ------------------
        Total expenses.....................               3,885               3,642
                                             ------------------  ------------------
          Net investment income (loss).....               1,618             (1,625)
                                             ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              15,896                  --
      Realized gains (losses) on sale of
        investments........................               (217)                  --
                                             ------------------  ------------------
          Net realized gains (losses)......              15,679                  --
                                             ------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................            (13,505)                  --
                                             ------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               2,174                  --
                                             ------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            3,792  $          (1,625)
                                             ==================  ==================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                                               TAP 1919
                                                                      T. ROWE PRICE        VARIABLE SOCIALLY
                                                 T. ROWE PRICE        INTERNATIONAL           RESPONSIVE            VIF GLOBAL
                                                 GROWTH STOCK             STOCK                BALANCED           INFRASTRUCTURE
                                                  SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                              -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            17,987  $              7,148  $              1,474  $             11,960
                                              -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               66,567                 4,112                 1,931                 5,744
      Administrative charges................                   --                    --                   363                 1,354
                                              -------------------  --------------------  --------------------  --------------------
        Total expenses......................               66,567                 4,112                 2,294                 7,098
                                              -------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             (48,580)                 3,036                 (820)                 4,862
                                              -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........              937,555                17,209                10,044                26,022
      Realized gains (losses) on sale of
        investments.........................              438,524                 1,684                 1,302                 (273)
                                              -------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......            1,376,079                18,893                11,346                25,749
                                              -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              722,890                84,436                 9,713                27,754
                                              -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            2,098,969               103,329                21,059                53,503
                                              -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         2,050,389  $            106,365  $             20,239  $             58,365
                                              ===================  ====================  ====================  ====================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                          ALGER SMALL CAP GROWTH                AMERICAN FUNDS BOND
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (678,275)  $      (594,785)  $        787,684  $        422,201
   Net realized gains (losses)....       (1,023,289)         4,595,904         2,041,738           774,546
   Change in unrealized gains
     (losses) on investments......        13,647,718       (2,062,118)           174,230         1,209,210
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        11,946,154         1,939,001         3,003,652         2,405,957
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           594,566           675,935         1,586,266         2,031,146
   Net transfers (including
     fixed account)...............       (1,016,845)       (1,615,754)        13,643,215       (3,839,661)
   Contract charges...............           (5,828)           (5,793)       (1,505,367)       (1,722,627)
   Transfers for contract benefits
     and terminations.............       (3,946,822)       (3,112,099)      (13,685,204)      (12,665,730)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (4,374,929)       (4,057,711)            38,910      (16,196,872)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         7,571,225       (2,118,710)         3,042,562      (13,790,915)
NET ASSETS:
   Beginning of year..............        46,089,499        48,208,209       132,721,070       146,511,985
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     53,660,724  $     46,089,499  $    135,763,632  $    132,721,070
                                    ================  ================  ================  ================

                                                                                  AMERICAN FUNDS
                                       AMERICAN FUNDS GLOBAL GROWTH         GLOBAL SMALL CAPITALIZATION
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,421,180)  $    (1,505,705)  $    (1,054,845)  $    (1,189,876)
   Net realized gains (losses)....        18,301,694        25,972,672         1,603,200        20,349,444
   Change in unrealized gains
     (losses) on investments......        62,144,209      (27,161,768)        24,178,814      (18,427,737)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        78,024,723       (2,694,801)        24,727,169           731,831
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         4,242,577         4,790,556         1,485,802         2,020,273
   Net transfers (including
     fixed account)...............      (12,431,027)         (592,274)       (2,427,851)             2,205
   Contract charges...............       (3,292,936)       (3,241,277)       (1,095,299)       (1,093,814)
   Transfers for contract benefits
     and terminations.............      (30,039,921)      (21,872,968)       (9,370,478)       (8,327,183)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (41,521,307)      (20,915,963)      (11,407,826)       (7,398,519)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        36,503,416      (23,610,764)        13,319,343       (6,666,688)
NET ASSETS:
   Beginning of year..............       277,038,594       300,649,358       106,488,578       113,155,266
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    313,542,010  $    277,038,594  $    119,807,921  $    106,488,578
                                    ================  ================  ================  ================


                                           AMERICAN FUNDS GROWTH          AMERICAN FUNDS GROWTH-INCOME
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (7,358,002)  $    (4,888,553)  $      (347,475)  $          3,542
   Net realized gains (losses)....       101,266,036        76,420,967        32,850,739        43,226,654
   Change in unrealized gains
     (losses) on investments......        85,965,988      (17,514,843)        39,728,258       (9,886,897)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       179,874,022        54,017,571        72,231,522        33,343,299
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,277,710         3,082,401         8,172,200         8,063,591
   Net transfers (including
     fixed account)...............      (39,592,852)      (21,988,289)            28,630       (3,356,757)
   Contract charges...............       (8,230,911)       (8,107,246)       (3,870,596)       (3,704,672)
   Transfers for contract benefits
     and terminations.............      (72,470,529)      (56,205,378)      (37,082,588)      (28,813,651)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (119,016,582)      (83,218,512)      (32,752,354)      (27,811,489)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        60,857,440      (29,200,941)        39,479,168         5,531,810
NET ASSETS:
   Beginning of year..............       724,894,313       754,095,254       363,982,389       358,450,579
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    785,751,753  $    724,894,313  $    403,461,557  $    363,982,389
                                    ================  ================  ================  ================

                                             BHFTI AB GLOBAL
                                           DYNAMIC ALLOCATION
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      2,926,799  $      5,973,861
   Net realized gains (losses)....        42,727,382        51,718,394
   Change in unrealized gains
     (losses) on investments......       319,629,552         9,838,368
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       365,283,733        67,530,623
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        35,354,200        91,389,346
   Net transfers (including
     fixed account)...............      (59,328,548)      (13,114,222)
   Contract charges...............      (52,370,057)      (52,207,471)
   Transfers for contract benefits
     and terminations.............     (172,478,893)     (155,091,820)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (248,823,298)     (129,024,167)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       116,460,435      (61,493,544)
NET ASSETS:
   Beginning of year..............     3,143,878,353     3,205,371,897
                                    ----------------  ----------------
   End of year....................  $  3,260,338,788  $  3,143,878,353
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                      BHFTI ALLIANZ GLOBAL INVESTORS           BHFTI AMERICAN FUNDS
                                         DYNAMIC MULTI-ASSET PLUS               BALANCED ALLOCATION
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017               2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        155,235  $      (969,724)  $      (955,855)  $      2,921,701
   Net realized gains (losses)....           152,771          (35,898)       192,130,023       275,771,097
   Change in unrealized gains
     (losses) on investments......        12,311,039         1,607,504       272,500,716      (91,485,327)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        12,619,045           601,882       463,674,884       187,207,471
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        13,793,061        16,857,944        53,857,604        75,145,456
   Net transfers (including
     fixed account)...............        10,933,707         8,788,221        57,372,994        17,486,675
   Contract charges...............       (1,391,657)       (1,007,330)      (42,218,587)      (41,225,539)
   Transfers for contract benefits
     and terminations.............       (4,108,544)       (3,883,641)     (273,711,360)     (203,968,674)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        19,226,567        20,755,194     (204,699,349)     (152,562,082)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        31,845,612        21,357,076       258,975,535        34,645,389
NET ASSETS:
   Beginning of year..............        82,224,138        60,867,062     3,152,567,972     3,117,922,583
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    114,069,750  $     82,224,138  $  3,411,543,507  $  3,152,567,972
                                    ================  ================  ================  ================

                                          BHFTI AMERICAN FUNDS
                                            GROWTH ALLOCATION               BHFTI AMERICAN FUNDS GROWTH
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (6,022,171)  $    (4,425,844)  $    (7,912,722)  $    (7,607,989)
   Net realized gains (losses)....       137,553,868       184,760,628        88,560,442       167,126,272
   Change in unrealized gains
     (losses) on investments......       201,023,064      (60,183,857)        83,091,838     (113,400,426)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       332,554,761       120,150,927       163,739,558        46,117,857
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        12,059,070        14,790,852        16,802,718        15,004,069
   Net transfers (including
     fixed account)...............        51,244,674       (7,001,718)      (20,689,929)       (2,350,119)
   Contract charges...............      (22,892,582)      (22,193,183)       (8,411,481)       (7,912,275)
   Transfers for contract benefits
     and terminations.............     (139,110,125)     (101,195,265)      (57,782,569)      (37,390,190)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (98,698,963)     (115,599,314)      (70,081,261)      (32,648,515)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       233,855,798         4,551,613        93,658,297        13,469,342
NET ASSETS:
   Beginning of year..............     1,744,990,829     1,740,439,216       654,182,440       640,713,098
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $  1,978,846,627  $  1,744,990,829  $    747,840,737  $    654,182,440
                                    ================  ================  ================  ================

                                           BHFTI AMERICAN FUNDS
                                            MODERATE ALLOCATION           BHFTI AQR GLOBAL RISK BALANCED
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2017               2016              2017              2016
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      4,191,018  $       6,245,320  $      7,427,743  $   (34,268,735)
   Net realized gains (losses)....        81,222,092        107,146,104        77,912,326      (47,850,610)
   Change in unrealized gains
     (losses) on investments......        87,897,810       (30,620,445)       103,255,195       257,505,457
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       173,310,920         82,770,979       188,595,264       175,386,112
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        27,849,930         37,516,663        15,435,188        18,022,447
   Net transfers (including
     fixed account)...............           664,248         32,849,220      (49,213,801)      (61,831,482)
   Contract charges...............      (21,504,359)       (21,143,513)      (40,323,587)      (41,914,869)
   Transfers for contract benefits
     and terminations.............     (137,406,451)      (109,118,456)     (136,815,405)     (125,669,688)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (130,396,632)       (59,896,086)     (210,917,605)     (211,393,592)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        42,914,288         22,874,893      (22,322,341)      (36,007,480)
NET ASSETS:
   Beginning of year..............     1,590,453,756      1,567,578,863     2,395,534,199     2,431,541,679
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $  1,633,368,044  $   1,590,453,756  $  2,373,211,858  $  2,395,534,199
                                    ================  =================  ================  ================

                                          BHFTI BLACKROCK GLOBAL
                                            TACTICAL STRATEGIES
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (36,259,790)  $      2,654,460
   Net realized gains (losses)....        82,332,471       416,909,101
   Change in unrealized gains
     (losses) on investments......       517,966,691     (270,413,192)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       564,039,372       149,150,369
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        54,232,286       115,567,257
   Net transfers (including
     fixed account)...............      (94,191,855)      (57,324,406)
   Contract charges...............      (82,306,590)      (82,433,198)
   Transfers for contract benefits
     and terminations.............     (289,112,796)     (253,893,832)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (411,378,955)     (278,084,179)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       152,660,417     (128,933,810)
NET ASSETS:
   Beginning of year..............     4,999,248,698     5,128,182,508
                                    ----------------  ----------------
   End of year....................  $  5,151,909,115  $  4,999,248,698
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                                BHFTI BRIGHTHOUSE
                                        BHFTI BLACKROCK HIGH YIELD            ASSET ALLOCATION 100
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      9,140,724  $     11,580,248  $    (2,129,085)  $      3,646,362
   Net realized gains (losses)....         (822,661)       (3,986,750)        41,832,365        77,714,514
   Change in unrealized gains
     (losses) on investments......         5,655,528        18,199,885        72,242,761      (42,750,032)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        13,973,591        25,793,383       111,946,041        38,610,844
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,469,816         3,939,058         3,314,632         4,336,940
   Net transfers (including
     fixed account)...............         5,362,102         8,925,766      (13,326,501)      (19,949,139)
   Contract charges...............       (2,673,916)       (2,708,304)       (4,949,435)       (4,987,628)
   Transfers for contract benefits
     and terminations.............      (19,361,900)      (14,990,899)      (39,208,381)      (36,048,067)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (13,203,898)       (4,834,379)      (54,169,685)      (56,647,894)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           769,693        20,959,004        57,776,356      (18,037,050)
NET ASSETS:
   Beginning of year..............       231,879,405       210,920,401       557,780,998       575,818,048
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    232,649,098  $    231,879,405  $    615,557,354  $    557,780,998
                                    ================  ================  ================  ================


                                      BHFTI BRIGHTHOUSE BALANCED PLUS    BHFTI BRIGHTHOUSE SMALL CAP VALUE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2017               2016              2017              2016
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     12,291,654  $      99,157,622  $    (1,757,165)  $    (1,309,213)
   Net realized gains (losses)....       400,796,425         83,546,261        13,929,947         5,062,414
   Change in unrealized gains
     (losses) on investments......       741,072,715        262,223,058        12,394,934        59,471,093
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............     1,154,160,794        444,926,941        24,567,716        63,224,294
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........       163,855,291        157,046,169         1,412,995         1,349,329
   Net transfers (including
     fixed account)...............       253,267,621        111,182,918       (5,046,733)      (11,765,305)
   Contract charges...............     (115,984,388)      (107,705,162)       (2,027,452)       (1,989,354)
   Transfers for contract benefits
     and terminations.............     (428,463,772)      (343,550,385)      (24,468,990)      (20,501,444)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (127,325,248)      (183,026,460)      (30,130,180)      (32,906,774)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     1,026,835,546        261,900,481       (5,562,464)        30,317,520
NET ASSETS:
   Beginning of year..............     6,925,324,483      6,663,424,002       266,605,506       236,287,986
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $  7,952,160,029  $   6,925,324,483  $    261,043,042  $    266,605,506
                                    ================  =================  ================  ================

                                        BHFTI BRIGHTHOUSE/ABERDEEN                     BHFTI
                                          EMERGING MARKETS EQUITY        BRIGHTHOUSE/ARTISAN INTERNATIONAL
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,771,390)  $    (2,095,800)  $          (159)  $          (497)
   Net realized gains (losses)....         3,763,733       (3,800,343)             4,497             (407)
   Change in unrealized gains
     (losses) on investments......        92,752,976        42,924,968            69,858          (17,443)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        94,745,319        37,028,825            74,196          (18,347)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,135,120         4,919,847            20,259           134,986
   Net transfers (including
     fixed account)...............       (5,307,648)      (10,048,590)             7,080             3,749
   Contract charges...............       (4,952,573)       (4,895,870)             (444)              (34)
   Transfers for contract benefits
     and terminations.............      (30,779,164)      (21,935,749)          (23,799)           (7,823)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (37,904,265)      (31,960,362)             3,096           130,878
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        56,841,054         5,068,463            77,292           112,531
NET ASSETS:
   Beginning of year..............       370,235,661       365,167,198           233,690           121,159
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    427,076,715  $    370,235,661  $        310,982  $        233,690
                                    ================  ================  ================  ================

                                          BHFTI BRIGHTHOUSE/EATON
                                            VANCE FLOATING RATE
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,443,432  $      1,532,327
   Net realized gains (losses)....          (53,124)         (526,227)
   Change in unrealized gains
     (losses) on investments......          (68,826)         3,593,742
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,321,482         4,599,842
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           667,232         1,034,528
   Net transfers (including
     fixed account)...............         3,494,048         1,584,549
   Contract charges...............         (588,286)         (623,176)
   Transfers for contract benefits
     and terminations.............       (7,163,302)       (5,796,986)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (3,590,308)       (3,801,085)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (2,268,826)           798,757
NET ASSETS:
   Beginning of year..............        64,827,675        64,028,918
                                    ----------------  ----------------
   End of year....................  $     62,558,849  $     64,827,675
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                        BHFTI BRIGHTHOUSE/FRANKLIN           BHFTI BRIGHTHOUSE/TEMPLETON
                                         LOW DURATION TOTAL RETURN               INTERNATIONAL BOND
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2017              2016               2017              2016
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (216,703)  $       2,005,297  $      (576,566)  $      (595,099)
   Net realized gains (losses)....         (390,677)        (1,131,686)         (447,532)       (1,008,231)
   Change in unrealized gains
     (losses) on investments......           267,632          1,355,961           521,996         1,285,705
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (339,748)          2,229,572         (502,102)         (317,625)
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           884,745          1,614,780            84,677           351,551
   Net transfers (including
     fixed account)...............        16,929,234        (2,839,999)         1,588,112          (27,849)
   Contract charges...............       (1,833,930)        (1,945,246)         (546,742)         (574,332)
   Transfers for contract benefits
     and terminations.............      (10,906,960)       (12,067,365)       (2,652,241)       (2,287,396)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         5,073,089       (15,237,830)       (1,526,194)       (2,538,026)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         4,733,341       (13,008,258)       (2,028,296)       (2,855,651)
NET ASSETS:
   Beginning of year..............       144,974,836        157,983,094        39,493,620        42,349,271
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $    149,708,177  $     144,974,836  $     37,465,324  $     39,493,620
                                    ================  =================  ================  ================

                                       BHFTI BRIGHTHOUSE/WELLINGTON
                                            LARGE CAP RESEARCH           BHFTI CLARION GLOBAL REAL ESTATE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (116,169)  $         87,871  $      5,112,101  $      1,523,432
   Net realized gains (losses)....         1,363,058         1,505,098           953,425         1,382,227
   Change in unrealized gains
     (losses) on investments......         1,659,259         (634,599)        17,029,988       (4,178,951)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,906,148           958,370        23,095,514       (1,273,292)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            21,020           238,593         1,758,388         3,372,054
   Net transfers (including
     fixed account)...............         (703,813)         (265,280)         6,933,436       (2,622,191)
   Contract charges...............         (205,123)         (205,310)       (2,778,967)       (3,088,944)
   Transfers for contract benefits
     and terminations.............       (1,057,976)       (1,041,933)      (22,711,712)      (21,750,625)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,945,892)       (1,273,930)      (16,798,855)      (24,089,706)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           960,256         (315,560)         6,296,659      (25,362,998)
NET ASSETS:
   Beginning of year..............        15,301,423        15,616,983       263,186,597       288,549,595
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     16,261,679  $     15,301,423  $    269,483,256  $    263,186,597
                                    ================  ================  ================  ================

                                             BHFTI CLEARBRIDGE                      BHFTI HARRIS
                                             AGGRESSIVE GROWTH                  OAKMARK INTERNATIONAL
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                           2017              2016              2017               2016
                                    -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (4,088,925)  $    (5,588,236)  $        332,894  $       3,149,253
   Net realized gains (losses)....         29,759,077        22,877,688         5,584,866         26,318,341
   Change in unrealized gains
     (losses) on investments......         47,043,082      (14,020,970)       149,582,110          6,566,866
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         72,713,234         3,268,482       155,499,870         36,034,460
                                    -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          2,775,427         3,397,099         5,808,281          6,425,156
   Net transfers (including
     fixed account)...............       (15,722,804)      (19,419,615)      (15,385,288)       (17,956,920)
   Contract charges...............        (4,939,382)       (5,138,876)       (6,447,311)        (6,093,836)
   Transfers for contract benefits
     and terminations.............       (43,575,640)      (33,772,189)      (49,783,445)       (37,856,237)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (61,462,399)      (54,933,581)      (65,807,763)       (55,481,837)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets..............         11,250,835      (51,665,099)        89,692,107       (19,447,377)
NET ASSETS:
   Beginning of year..............        461,921,010       513,586,109       576,095,441        595,542,818
                                    -----------------  ----------------  ----------------  -----------------
   End of year....................  $     473,171,845  $    461,921,010  $    665,787,548  $     576,095,441
                                    =================  ================  ================  =================

                                              BHFTI INVESCO
                                        BALANCED-RISK ALLOCATION
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     24,281,615  $   (10,301,625)
   Net realized gains (losses)....        50,995,325       (2,513,753)
   Change in unrealized gains
     (losses) on investments......         7,636,567        91,035,525
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        82,913,507        78,220,147
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        49,499,309        50,176,000
   Net transfers (including
     fixed account)...............        42,116,270        89,247,502
   Contract charges...............      (16,351,705)      (13,936,272)
   Transfers for contract benefits
     and terminations.............      (53,355,656)      (40,178,930)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        21,908,218        85,308,300
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       104,821,725       163,528,447
NET ASSETS:
   Beginning of year..............       940,598,161       777,069,714
                                    ----------------  ----------------
   End of year....................  $  1,045,419,886  $    940,598,161
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                          BHFTI INVESCO COMSTOCK         BHFTI INVESCO SMALL CAP GROWTH
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      6,163,470  $      7,486,419  $    (4,812,005)  $    (4,386,925)
   Net realized gains (losses)....        42,078,912        63,625,214        32,692,597        49,880,127
   Change in unrealized gains
     (losses) on investments......        65,142,068        32,001,192        38,230,394      (18,425,902)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       113,384,450       103,112,825        66,110,986        27,067,300
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        10,252,254        10,601,201         6,241,730         5,647,259
   Net transfers (including
     fixed account)...............      (21,023,037)      (12,378,231)       (9,656,538)       (6,176,045)
   Contract charges...............       (8,363,690)       (8,170,800)       (3,052,831)       (2,926,164)
   Transfers for contract benefits
     and terminations.............      (64,662,920)      (50,036,257)      (27,128,423)      (19,107,037)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (83,797,393)      (59,984,087)      (33,596,062)      (22,561,987)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        29,587,057        43,128,738        32,514,924         4,505,313
NET ASSETS:
   Beginning of year..............       742,413,375       699,284,637       296,393,238       291,887,925
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    772,000,432  $    742,413,375  $    328,908,162  $    296,393,238
                                    ================  ================  ================  ================

                                                                                 BHFTI JPMORGAN
                                        BHFTI JPMORGAN CORE BOND            GLOBAL ACTIVE ALLOCATION
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2017              2016             2017              2016
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      3,213,163  $     4,214,903  $     12,724,285  $      7,722,055
   Net realized gains (losses)....         (446,588)        (155,743)         3,695,229        17,866,051
   Change in unrealized gains
     (losses) on investments......         3,170,997      (2,012,185)       137,342,920       (9,890,380)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         5,937,572        2,046,975       153,762,434        15,697,726
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,044,360        3,488,610        49,846,472        75,632,639
   Net transfers (including
     fixed account)...............        30,313,554       19,870,012         8,521,472        12,735,511
   Contract charges...............       (4,406,736)      (4,561,818)      (16,965,555)      (16,205,205)
   Transfers for contract benefits
     and terminations.............      (30,295,373)     (22,381,738)      (62,325,822)      (46,438,860)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (2,344,195)      (3,584,934)      (20,923,433)        25,724,085
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         3,593,377      (1,537,959)       132,839,001        41,421,811
NET ASSETS:
   Beginning of year..............       339,144,828      340,682,787     1,042,207,011     1,000,785,200
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $    342,738,205  $   339,144,828  $  1,175,046,012  $  1,042,207,011
                                    ================  ===============  ================  ================

                                                                                  BHFTI LOOMIS
                                      BHFTI JPMORGAN SMALL CAP VALUE          SAYLES GLOBAL MARKETS
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (97,681)  $         27,357  $      (241,999)  $        182,134
   Net realized gains (losses)....         1,786,247         1,990,651         7,320,788         9,600,422
   Change in unrealized gains
     (losses) on investments......       (1,282,680)         4,123,036        22,475,051       (5,021,627)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           405,886         6,141,044        29,553,840         4,760,929
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            54,431           377,114         1,190,943         1,629,123
   Net transfers (including
     fixed account)...............         (226,393)       (1,284,706)       (6,738,232)       (7,028,228)
   Contract charges...............         (298,311)         (300,537)       (1,714,517)       (1,788,348)
   Transfers for contract benefits
     and terminations.............       (2,016,073)       (1,690,161)      (13,294,168)      (10,360,270)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (2,486,346)       (2,898,290)      (20,555,974)      (17,547,723)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (2,080,460)         3,242,754         8,997,866      (12,786,794)
NET ASSETS:
   Beginning of year..............        26,376,632        23,133,878       148,612,417       161,399,211
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     24,296,172  $     26,376,632  $    157,610,283  $    148,612,417
                                    ================  ================  ================  ================

                                              BHFTI METLIFE
                                        MULTI-INDEX TARGETED RISK
                                               SUB-ACCOUNT
                                    ---------------------------------
                                          2017              2016
                                    ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,397,381  $     (371,686)
   Net realized gains (losses)....        27,164,289          284,022
   Change in unrealized gains
     (losses) on investments......        90,781,737       23,166,215
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............       119,343,407       23,078,551
                                    ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        58,675,074      146,003,566
   Net transfers (including
     fixed account)...............         9,650,595       85,670,437
   Contract charges...............      (14,044,040)     (11,135,104)
   Transfers for contract benefits
     and terminations.............      (44,064,735)     (29,873,770)
                                    ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        10,216,894      190,665,129
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets..............       129,560,301      213,743,680
NET ASSETS:
   Beginning of year..............       847,575,021      633,831,341
                                    ----------------  ---------------
   End of year....................  $    977,135,322  $   847,575,021
                                    ================  ===============

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                                  BHFTI MORGAN
                                    BHFTI MFS RESEARCH INTERNATIONAL         STANLEY MID CAP GROWTH
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2017             2016              2017              2016
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        446,359  $     1,087,152  $    (2,965,667)  $    (2,927,589)
   Net realized gains (losses)....         2,242,836      (1,908,775)        12,871,438         2,940,257
   Change in unrealized gains
     (losses) on investments......        58,482,287      (5,640,472)        63,770,550      (20,657,747)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        61,171,482      (6,462,095)        73,676,321      (20,645,079)
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,637,557        2,345,413         3,842,825         5,154,126
   Net transfers (including
     fixed account)...............       (7,987,139)        1,343,494      (13,834,748)        10,765,513
   Contract charges...............       (2,395,975)      (2,432,236)       (2,918,135)       (2,683,209)
   Transfers for contract benefits
     and terminations.............      (23,723,360)     (18,900,434)      (15,870,893)      (11,898,645)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (32,468,917)     (17,643,763)      (28,780,951)         1,337,785
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        28,702,565     (24,105,858)        44,895,370      (19,307,294)
NET ASSETS:
   Beginning of year..............       247,879,900      271,985,758       201,153,118       220,460,412
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $    276,582,465  $   247,879,900  $    246,048,488  $    201,153,118
                                    ================  ===============  ================  ================

                                                                                 BHFTI PANAGORA
                                     BHFTI OPPENHEIMER GLOBAL EQUITY         GLOBAL DIVERSIFIED RISK
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2017              2016             2017              2016
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (336,171)  $     (294,846)  $    (2,081,058)  $        978,295
   Net realized gains (losses)....         3,052,759        3,506,252           840,931         1,816,019
   Change in unrealized gains
     (losses) on investments......        16,543,515      (4,061,196)        16,579,211       (2,298,273)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        19,260,103        (849,790)        15,339,084           496,041
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            68,943          796,758        15,618,856        21,255,721
   Net transfers (including
     fixed account)...............       (4,391,673)        1,559,887        29,736,868        63,435,064
   Contract charges...............         (556,536)        (535,014)       (2,224,231)         (700,033)
   Transfers for contract benefits
     and terminations.............       (7,210,136)      (6,477,083)       (6,971,610)       (2,852,672)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (12,089,402)      (4,655,452)        36,159,883        81,138,080
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         7,170,701      (5,505,242)        51,498,967        81,634,121
NET ASSETS:
   Beginning of year..............        59,761,246       65,266,488       102,757,891        21,123,770
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $     66,931,947  $    59,761,246  $    154,256,858  $    102,757,891
                                    ================  ===============  ================  ================

                                               BHFTI PIMCO
                                        INFLATION PROTECTED BOND            BHFTI PIMCO TOTAL RETURN
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2017              2016             2017              2016
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (92,091)  $   (9,898,158)  $      3,020,410  $     15,567,461
   Net realized gains (losses)....       (3,837,350)     (10,740,646)         4,923,541       (9,752,580)
   Change in unrealized gains
     (losses) on investments......        15,545,424       40,944,062        34,142,363        11,149,277
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        11,615,983       20,305,258        42,086,314        16,964,158
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,371,128        3,240,908         6,526,262        10,347,774
   Net transfers (including
     fixed account)...............        55,549,717       17,081,530       128,752,736      (15,057,846)
   Contract charges...............       (7,796,181)      (7,965,099)      (17,689,039)      (18,905,496)
   Transfers for contract benefits
     and terminations.............      (50,560,400)     (44,800,654)     (123,618,606)     (108,958,935)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (435,736)     (32,443,315)       (6,028,647)     (132,574,503)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        11,180,247     (12,138,057)        36,057,667     (115,610,345)
NET ASSETS:
   Beginning of year..............       622,764,700      634,902,757     1,446,213,216     1,561,823,561
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $    633,944,947  $   622,764,700  $  1,482,270,883  $  1,446,213,216
                                    ================  ===============  ================  ================


                                     BHFTI PYRAMIS GOVERNMENT INCOME
                                               SUB-ACCOUNT
                                    ---------------------------------
                                          2017              2016
                                    ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      4,836,203  $     5,121,802
   Net realized gains (losses)....       (1,658,617)          484,438
   Change in unrealized gains
     (losses) on investments......         4,162,809      (5,834,587)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         7,340,395        (228,347)
                                    ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,326,775       15,864,750
   Net transfers (including
     fixed account)...............      (29,084,665)       44,787,356
   Contract charges...............      (10,487,684)     (12,288,781)
   Transfers for contract benefits
     and terminations.............      (47,747,127)     (50,418,725)
                                    ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (79,992,701)      (2,055,400)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets..............      (72,652,306)      (2,283,747)
NET ASSETS:
   Beginning of year..............       648,755,946      651,039,693
                                    ----------------  ---------------
   End of year....................  $    576,103,640  $   648,755,946
                                    ================  ===============

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                             BHFTI SCHRODERS                     BHFTI SCHRODERS
                                          GLOBAL MULTI-ASSET II                GLOBAL MULTI-ASSET
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2017             2016              2017              2016
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,859,304)  $   (2,665,946)  $    (3,604,590)  $       (41,848)
   Net realized gains (losses)....         1,577,145        1,126,613        15,278,166         9,121,877
   Change in unrealized gains
     (losses) on investments......        63,070,063       14,310,453        60,435,835        14,289,470
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        62,787,904       12,771,120        72,109,411        23,369,499
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        34,459,165       37,420,704        19,424,402        26,804,004
   Net transfers (including
     fixed account)...............        31,092,772       41,259,942         1,717,711         1,726,932
   Contract charges...............       (6,437,005)      (5,650,668)       (9,502,572)       (9,116,567)
   Transfers for contract benefits
     and terminations.............      (28,028,244)     (21,503,630)      (32,443,615)      (28,231,649)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        31,086,688       51,526,348      (20,804,074)       (8,817,280)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        93,874,592       64,297,468        51,305,337        14,552,219
NET ASSETS:
   Beginning of year..............       415,940,338      351,642,870       577,424,821       562,872,602
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $    509,814,930  $   415,940,338  $    628,730,158  $    577,424,821
                                    ================  ===============  ================  ================

                                               BHFTI SSGA
                                          GROWTH AND INCOME ETF               BHFTI SSGA GROWTH ETF
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2017              2016             2017              2016
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     12,356,215  $    11,412,496  $      2,676,758  $      2,695,036
   Net realized gains (losses)....        14,023,688       76,689,439        11,462,876        30,709,532
   Change in unrealized gains
     (losses) on investments......       148,330,223     (34,109,060)        63,757,992      (11,006,299)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       174,710,126       53,992,875        77,897,626        22,398,269
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        19,164,658       22,979,145         3,164,517         2,770,076
   Net transfers (including
     fixed account)...............      (14,899,270)     (35,921,094)       (1,828,106)       (8,203,434)
   Contract charges...............      (17,338,828)     (17,584,989)       (5,787,702)       (5,726,100)
   Transfers for contract benefits
     and terminations.............     (111,552,002)     (82,883,163)      (35,958,287)      (23,760,861)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (124,625,442)    (113,410,101)      (40,409,578)      (34,920,319)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        50,084,684     (59,417,226)        37,488,048      (12,522,050)
NET ASSETS:
   Beginning of year..............     1,290,390,224    1,349,807,450       454,752,008       467,274,058
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $  1,340,474,908  $ 1,290,390,224  $    492,240,056  $    454,752,008
                                    ================  ===============  ================  ================

                                              BHFTI T. ROWE                       BHFTI T. ROWE
                                          PRICE LARGE CAP VALUE               PRICE MID CAP GROWTH
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2017              2016             2017              2016
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      4,332,879  $     9,316,005  $    (7,670,673)  $    (7,333,776)
   Net realized gains (losses)....        81,154,455       97,464,171        53,631,673        77,584,230
   Change in unrealized gains
     (losses) on investments......        23,473,469     (12,601,645)        53,531,645      (49,804,269)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       108,960,803       94,178,531        99,492,645        20,446,185
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         8,778,547        8,548,777         3,574,317         4,471,810
   Net transfers (including
     fixed account)...............         (733,864)      (6,993,418)      (13,739,650)      (10,933,992)
   Contract charges...............       (4,836,993)      (4,671,865)       (4,832,982)       (4,880,554)
   Transfers for contract benefits
     and terminations.............      (74,894,311)     (59,133,973)      (46,824,534)      (31,973,648)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (71,686,621)     (62,250,479)      (61,822,849)      (43,316,384)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        37,274,182       31,928,052        37,669,796      (22,870,199)
NET ASSETS:
   Beginning of year..............       747,778,790      715,850,738       462,783,968       485,654,167
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $    785,052,972  $   747,778,790  $    500,453,764  $    462,783,968
                                    ================  ===============  ================  ================


                                       BHFTI TCW CORE FIXED INCOME
                                               SUB-ACCOUNT
                                    ---------------------------------
                                          2017              2016
                                    ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $            840  $       (1,112)
   Net realized gains (losses)....               545             (86)
   Change in unrealized gains
     (losses) on investments......             3,039          (1,515)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............             4,424          (2,713)
                                    ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             7,505           67,810
   Net transfers (including
     fixed account)...............            45,787          154,898
   Contract charges...............             (532)            (426)
   Transfers for contract benefits
     and terminations.............           (1,113)               --
                                    ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......            51,647          222,282
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets..............            56,071          219,569
NET ASSETS:
   Beginning of year..............           292,738           73,169
                                    ----------------  ---------------
   End of year....................  $        348,809  $       292,738
                                    ================  ===============

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                               BHFTI VICTORY                        BHFTI WELLS
                                          SYCAMORE MID CAP VALUE         CAPITAL MANAGEMENT MID CAP VALUE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,541,294)  $    (2,197,834)  $      (697,582)  $    (1,014,625)
   Net realized gains (losses)....         3,956,792        13,095,340       (1,645,622)         6,324,523
   Change in unrealized gains
     (losses) on investments......        17,532,121        22,991,597        13,867,059         9,272,110
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        19,947,619        33,889,103        11,523,855        14,582,008
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         6,358,879         6,933,353           549,423           919,911
   Net transfers (including
     fixed account)...............       (4,819,884)         1,237,691       (2,126,675)       (6,678,370)
   Contract charges...............       (3,153,608)       (3,157,009)       (1,163,886)       (1,261,981)
   Transfers for contract benefits
     and terminations.............      (19,859,504)      (14,253,523)      (12,610,210)      (10,641,399)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (21,474,117)       (9,239,488)      (15,351,348)      (17,661,839)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,526,498)        24,649,615       (3,827,493)       (3,079,831)
NET ASSETS:
   Beginning of year..............       268,931,465       244,281,850       136,116,482       139,196,313
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    267,404,967  $    268,931,465  $    132,288,989  $    136,116,482
                                    ================  ================  ================  ================

                                             BHFTII BAILLIE
                                       GIFFORD INTERNATIONAL STOCK         BHFTII BLACKROCK BOND INCOME
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,277,750)  $      (358,899)  $      1,027,771  $      1,021,734
   Net realized gains (losses)....         9,549,601         1,625,583         (171,050)           (7,093)
   Change in unrealized gains
     (losses) on investments......        59,912,485         7,350,769           803,645         (212,769)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        68,184,336         8,617,453         1,660,366           801,872
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,260,415         1,435,007         3,144,356         4,112,157
   Net transfers (including
     fixed account)...............      (20,159,562)       (3,447,836)           653,425         7,482,169
   Contract charges...............       (3,025,567)       (2,978,189)         (798,838)         (846,113)
   Transfers for contract benefits
     and terminations.............      (17,602,507)      (15,218,207)       (6,641,549)       (6,120,099)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (39,527,221)      (20,209,225)       (3,642,606)         4,628,114
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        28,657,115      (11,591,772)       (1,982,240)         5,429,986
NET ASSETS:
   Beginning of year..............       221,819,744       233,411,516        74,475,330        69,045,344
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    250,476,859  $    221,819,744  $     72,493,090  $     74,475,330
                                    ================  ================  ================  ================

                                             BHFTII BLACKROCK                     BHFTII BLACKROCK
                                           CAPITAL APPRECIATION                 ULTRA-SHORT TERM BOND
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2017              2016              2017              2016
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (234,489)  $      (217,485)  $    (4,713,723)  $    (5,946,317)
   Net realized gains (losses)....          1,085,467         1,398,745           314,432            57,290
   Change in unrealized gains
     (losses) on investments......          3,422,388       (1,411,365)         1,454,741           390,465
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          4,273,366         (230,105)       (2,944,550)       (5,498,562)
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            149,672           698,086        10,143,744        22,629,305
   Net transfers (including
     fixed account)...............          (515,992)           400,373         4,609,627         2,241,216
   Contract charges...............          (132,373)         (122,760)       (3,848,194)       (4,507,711)
   Transfers for contract benefits
     and terminations.............        (1,599,872)         (947,754)      (57,776,719)      (69,743,801)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (2,098,565)            27,945      (46,871,542)      (49,380,991)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          2,174,801         (202,160)      (49,816,092)      (54,879,553)
NET ASSETS:
   Beginning of year..............         14,098,982        14,301,142       343,711,226       398,590,779
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $      16,273,783  $     14,098,982  $    293,895,134  $    343,711,226
                                    =================  ================  ================  ================

                                            BHFTII BRIGHTHOUSE
                                            ASSET ALLOCATION 20
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        449,412  $      1,616,202
   Net realized gains (losses)....         1,186,066         2,468,000
   Change in unrealized gains
     (losses) on investments......         3,481,913       (1,234,614)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         5,117,391         2,849,588
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,962,387         4,250,508
   Net transfers (including
     fixed account)...............         2,691,825        39,568,195
   Contract charges...............       (1,084,096)       (1,078,648)
   Transfers for contract benefits
     and terminations.............       (8,603,339)       (9,572,655)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (3,033,223)        33,167,400
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         2,084,168        36,016,988
NET ASSETS:
   Beginning of year..............       101,585,600        65,568,612
                                    ----------------  ----------------
   End of year....................  $    103,669,768  $    101,585,600
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                            BHFTII BRIGHTHOUSE                   BHFTII BRIGHTHOUSE
                                            ASSET ALLOCATION 40                  ASSET ALLOCATION 60
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                           2017              2016               2017              2016
                                    -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      15,501,790  $     81,100,363  $      10,450,855  $    101,922,722
   Net realized gains (losses)....         96,020,997       235,969,851        229,406,267       531,046,260
   Change in unrealized gains
     (losses) on investments......        220,726,273     (140,238,049)        555,132,167     (294,350,528)
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        332,249,060       176,832,165        794,989,289       338,618,454
                                    -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         13,848,842        19,515,378         28,725,505        44,053,111
   Net transfers (including
     fixed account)...............      (110,898,452)      (85,050,362)       (44,951,439)      (75,462,340)
   Contract charges...............       (44,641,699)      (47,232,692)       (70,632,340)      (72,256,944)
   Transfers for contract benefits
     and terminations.............      (373,754,088)     (346,107,872)      (556,029,062)     (477,632,589)
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (515,445,397)     (458,875,548)      (642,887,336)     (581,298,762)
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............      (183,196,337)     (282,043,383)        152,101,953     (242,680,308)
NET ASSETS:
   Beginning of year..............      3,966,089,283     4,248,132,666      6,424,608,702     6,667,289,010
                                    -----------------  ----------------  -----------------  ----------------
   End of year....................  $   3,782,892,946  $  3,966,089,283  $   6,576,710,655  $  6,424,608,702
                                    =================  ================  =================  ================

                                            BHFTII BRIGHTHOUSE               BHFTII BRIGHTHOUSE/ARTISAN
                                            ASSET ALLOCATION 80                     MID CAP VALUE
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                           2017              2016               2017              2016
                                    -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (3,538,568)  $     74,843,650  $     (2,270,100)  $    (1,440,519)
   Net realized gains (losses)....        306,688,150       621,512,825          3,297,254        22,590,770
   Change in unrealized gains
     (losses) on investments......        626,696,463     (352,024,646)         20,503,443        17,360,148
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        929,846,045       344,331,829         21,530,597        38,510,399
                                    -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         18,953,433        25,414,383          1,156,973         1,644,637
   Net transfers (including
     fixed account)...............       (54,487,230)     (115,627,973)       (10,052,172)         1,133,610
   Contract charges...............       (60,329,642)      (60,722,586)        (1,469,963)       (1,473,008)
   Transfers for contract benefits
     and terminations.............      (475,232,333)     (369,144,991)       (20,972,930)      (17,651,427)
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (571,095,772)     (520,081,167)       (31,338,092)      (16,346,188)
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............        358,750,273     (175,749,338)        (9,807,495)        22,164,211
NET ASSETS:
   Beginning of year..............      5,638,281,052     5,814,030,390        217,144,062       194,979,851
                                    -----------------  ----------------  -----------------  ----------------
   End of year....................  $   5,997,031,325  $  5,638,281,052  $     207,336,567  $    217,144,062
                                    =================  ================  =================  ================

                                      BHFTII BRIGHTHOUSE/DIMENSIONAL        BHFTII BRIGHTHOUSE/WELLINGTON
                                        INTERNATIONAL SMALL COMPANY           CORE EQUITY OPPORTUNITIES
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                           2017              2016              2017               2016
                                    -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         260,299  $        197,982  $       (435,335)  $      1,219,469
   Net realized gains (losses)....          3,016,360         1,959,511         36,120,617        34,882,524
   Change in unrealized gains
     (losses) on investments......         12,784,945         (120,230)         92,842,966       (1,075,951)
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         16,061,604         2,037,263        128,528,248        35,026,042
                                    -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            474,201           541,256          4,818,715         4,606,124
   Net transfers (including
     fixed account)...............          3,331,701       (3,621,425)       (15,559,803)       276,900,705
   Contract charges...............          (669,952)         (658,618)        (7,872,007)       (6,982,057)
   Transfers for contract benefits
     and terminations.............        (4,729,977)       (3,537,341)       (66,512,751)      (49,347,852)
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        (1,594,027)       (7,276,128)       (85,125,846)       225,176,920
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............         14,467,577       (5,238,865)         43,402,402       260,202,962
NET ASSETS:
   Beginning of year..............         57,869,934        63,108,799        787,903,717       527,700,755
                                    -----------------  ----------------  -----------------  ----------------
   End of year....................  $      72,337,511  $     57,869,934  $     831,306,119  $    787,903,717
                                    =================  ================  =================  ================


                                      BHFTII FRONTIER MID CAP GROWTH
                                                SUB-ACCOUNT
                                    -----------------------------------
                                          2017               2016
                                    -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (1,118,991)  $    (1,111,280)
   Net realized gains (losses)....          2,576,882         8,350,119
   Change in unrealized gains
     (losses) on investments......         12,960,773       (4,923,796)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         14,418,664         2,315,043
                                    -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            730,878           459,936
   Net transfers (including
     fixed account)...............        (2,643,247)       (1,795,582)
   Contract charges...............          (674,193)         (696,983)
   Transfers for contract benefits
     and terminations.............        (5,669,411)       (7,462,054)
                                    -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        (8,255,973)       (9,494,683)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets.............          6,162,691       (7,179,640)
NET ASSETS:
   Beginning of year..............         66,475,159        73,654,799
                                    -----------------  ----------------
   End of year....................  $      72,637,850  $     66,475,159
                                    =================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                                  BHFTII LOOMIS
                                          BHFTII JENNISON GROWTH              SAYLES SMALL CAP CORE
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (7,336,032)  $    (7,224,509)  $      (225,446)  $      (213,402)
   Net realized gains (losses)....        52,666,584        66,596,672         1,262,579         1,253,265
   Change in unrealized gains
     (losses) on investments......        99,113,551      (68,013,517)           669,618         1,063,527
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       144,444,103       (8,641,354)         1,706,751         2,103,390
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,086,012         2,534,813            58,337           395,602
   Net transfers (including
     fixed account)...............      (37,724,041)       (5,166,821)         (800,412)           133,951
   Contract charges...............       (4,031,954)       (4,030,249)         (187,375)         (190,175)
   Transfers for contract benefits
     and terminations.............      (44,696,388)      (38,760,187)         (694,603)         (792,777)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (84,366,371)      (45,422,444)       (1,624,053)         (453,399)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        60,077,732      (54,063,798)            82,698         1,649,991
NET ASSETS:
   Beginning of year..............       447,002,555       501,066,353        14,400,635        12,750,644
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    507,080,287  $    447,002,555  $     14,483,333  $     14,400,635
                                    ================  ================  ================  ================

                                              BHFTII LOOMIS                     BHFTII METLIFE
                                         SAYLES SMALL CAP GROWTH             AGGREGATE BOND INDEX
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                    ---------------------------------  ---------------------------------
                                          2017              2016            2017              2016
                                    ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        (3,482)  $       (3,388)  $     3,889,186  $      3,936,404
   Net realized gains (losses)....            14,989           24,565        (660,920)          (40,488)
   Change in unrealized gains
     (losses) on investments......            60,562          (5,480)        1,302,889       (2,592,464)
                                    ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            72,069           15,697        4,531,155         1,303,452
                                    ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            11,700               --       11,664,549        30,163,105
   Net transfers (including
     fixed account)...............           (4,622)          (2,393)       18,585,730        60,238,116
   Contract charges...............           (1,132)          (1,255)      (4,049,129)       (4,030,668)
   Transfers for contract benefits
     and terminations.............          (26,581)         (48,133)     (25,846,480)      (24,282,675)
                                    ----------------  ---------------  ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (20,635)         (51,781)          354,670        62,087,878
                                    ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............            51,434         (36,084)        4,885,825        63,391,330
NET ASSETS:
   Beginning of year..............           292,623          328,707      308,498,975       245,107,645
                                    ----------------  ---------------  ---------------  ----------------
   End of year....................  $        344,057  $       292,623  $   313,384,800  $    308,498,975
                                    ================  ===============  ===============  ================

                                              BHFTII METLIFE
                                            MID CAP STOCK INDEX          BHFTII METLIFE MSCI EAFE INDEX
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (456,144)  $      (552,034)  $      1,183,507  $        940,243
   Net realized gains (losses)....        13,513,154        11,662,760         1,292,395         (241,323)
   Change in unrealized gains
     (losses) on investments......         7,969,638        11,268,443        20,812,992         (858,390)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        21,026,648        22,379,169        23,288,894         (159,470)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,111,348         4,058,317         1,459,590         2,997,982
   Net transfers (including
     fixed account)...............         5,217,441        13,080,377         1,052,790         7,944,110
   Contract charges...............       (1,364,304)       (1,110,917)       (1,166,586)       (1,022,996)
   Transfers for contract benefits
     and terminations.............      (12,310,912)       (8,266,622)       (6,755,751)       (5,255,908)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (6,346,427)         7,761,155       (5,409,957)         4,663,188
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        14,680,221        30,140,324        17,878,937         4,503,718
NET ASSETS:
   Beginning of year..............       151,623,612       121,483,288       104,406,669        99,902,951
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    166,303,833  $    151,623,612  $    122,285,606  $    104,406,669
                                    ================  ================  ================  ================


                                    BHFTII METLIFE RUSSELL 2000 INDEX
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (760,516)  $      (588,763)
   Net realized gains (losses)....        10,561,103        10,623,295
   Change in unrealized gains
     (losses) on investments......         7,807,137        12,954,748
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        17,607,724        22,989,280
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,290,216         2,739,217
   Net transfers (including
     fixed account)...............         1,097,020       (2,241,509)
   Contract charges...............       (1,383,066)       (1,250,753)
   Transfers for contract benefits
     and terminations.............      (10,931,270)       (8,064,211)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (8,927,100)       (8,817,256)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         8,680,624        14,172,024
NET ASSETS:
   Beginning of year..............       143,701,523       129,529,499
                                    ----------------  ----------------
   End of year....................  $    152,382,147  $    143,701,523
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                        BHFTII METLIFE STOCK INDEX           BHFTII MFS TOTAL RETURN
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        328,939  $      1,338,523  $        362,168  $       513,233
   Net realized gains (losses)....        45,393,328        44,048,436         3,028,896        2,609,590
   Change in unrealized gains
     (losses) on investments......        63,946,259         6,384,703           859,219        (168,660)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............       109,668,526        51,771,662         4,250,283        2,954,163
                                    ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,490,877        11,055,623           386,056          749,038
   Net transfers (including
     fixed account)...............      (15,112,884)        30,277,877         1,616,798          316,277
   Contract charges...............       (4,785,424)       (4,394,187)         (309,336)        (294,999)
   Transfers for contract benefits
     and terminations.............      (53,171,348)      (47,239,994)       (4,367,258)      (4,734,648)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (65,578,779)      (10,300,681)       (2,673,740)      (3,964,332)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............        44,089,747        41,470,981         1,576,543      (1,010,169)
NET ASSETS:
   Beginning of year..............       594,986,915       553,515,934        41,309,025       42,319,194
                                    ----------------  ----------------  ----------------  ---------------
   End of year....................  $    639,076,662  $    594,986,915  $     42,885,568  $    41,309,025
                                    ================  ================  ================  ===============


                                           BHFTII MFS VALUE II                 BHFTII MFS VALUE
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                         2017              2016              2017              2016
                                    ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        62,366  $         14,083  $        929,666  $      1,355,107
   Net realized gains (losses)....         (55,584)           184,701        20,058,584        23,506,038
   Change in unrealized gains
     (losses) on investments......          276,906           531,674        22,256,899         5,602,006
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          283,688           730,458        43,245,149        30,463,151
                                    ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          165,122           517,735         2,183,152         3,785,944
   Net transfers (including
     fixed account)...............         (90,314)           122,400       (3,392,053)        20,770,407
   Contract charges...............          (2,592)           (1,953)       (3,138,531)       (2,969,258)
   Transfers for contract benefits
     and terminations.............        (470,905)         (492,830)      (22,313,184)      (17,315,565)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (398,689)           145,352      (26,660,616)         4,271,528
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        (115,001)           875,810        16,584,533        34,734,679
NET ASSETS:
   Beginning of year..............        5,024,818         4,149,008       284,625,248       249,890,569
                                    ---------------  ----------------  ----------------  ----------------
   End of year....................  $     4,909,817  $      5,024,818  $    301,209,781  $    284,625,248
                                    ===============  ================  ================  ================

                                                                                 BHFTII T. ROWE
                                     BHFTII NEUBERGER BERMAN GENESIS         PRICE LARGE CAP GROWTH
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2017              2016             2017              2016
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,856,347)  $   (1,743,740)  $    (3,468,591)  $    (3,321,056)
   Net realized gains (losses)....        16,343,019        4,670,391        16,135,188        24,174,828
   Change in unrealized gains
     (losses) on investments......         2,627,338       16,403,111        49,834,910      (21,885,537)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        17,114,010       19,329,762        62,501,507       (1,031,765)
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,043,835        1,149,152         4,227,293         5,465,210
   Net transfers (including
     fixed account)...............       (2,630,371)      (8,416,119)        11,788,258      (15,563,299)
   Contract charges...............       (1,185,920)      (1,202,775)       (2,160,255)       (2,098,114)
   Transfers for contract benefits
     and terminations.............      (11,417,129)      (9,696,351)      (18,707,971)      (16,742,262)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (14,189,585)     (18,166,093)       (4,852,675)      (28,938,465)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         2,924,425        1,163,669        57,648,832      (29,970,230)
NET ASSETS:
   Beginning of year..............       133,113,538      131,949,869       203,478,587       233,448,817
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $    136,037,963  $   133,113,538  $    261,127,419  $    203,478,587
                                    ================  ===============  ================  ================

                                             BHFTII T. ROWE
                                         PRICE SMALL CAP GROWTH
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (169,343)  $      (158,005)
   Net realized gains (losses)....         1,246,070         1,737,507
   Change in unrealized gains
     (losses) on investments......         1,478,283         (343,061)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,555,010         1,236,441
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           337,222         1,135,684
   Net transfers (including
     fixed account)...............         (769,052)         (424,023)
   Contract charges...............          (65,302)          (65,427)
   Transfers for contract benefits
     and terminations.............         (897,255)         (709,343)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,394,387)          (63,109)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         1,160,623         1,173,332
NET ASSETS:
   Beginning of year..............        12,987,892        11,814,560
                                    ----------------  ----------------
   End of year....................  $     14,148,515  $     12,987,892
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                               BHFTII VANECK               BHFTII WESTERN ASSET MANAGEMENT
                                         GLOBAL NATURAL RESOURCES           STRATEGIC BOND OPPORTUNITIES
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2017              2016               2017              2016
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,270,785)  $       (817,168)  $     25,931,556  $      6,258,190
   Net realized gains (losses)....       (2,828,419)        (8,797,189)         4,460,578         1,831,076
   Change in unrealized gains
     (losses) on investments......         2,914,102         41,329,617        37,755,554        30,665,968
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (1,185,102)         31,715,260        68,147,688        38,755,234
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           327,633            540,665         9,221,403         6,741,904
   Net transfers (including
     fixed account)...............         7,488,970       (12,765,187)        46,580,377     1,071,425,957
   Contract charges...............       (1,190,620)        (1,347,635)      (11,370,638)       (8,025,524)
   Transfers for contract benefits
     and terminations.............       (5,420,796)        (4,973,728)      (95,754,970)      (59,024,383)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         1,205,187       (18,545,885)      (51,323,828)     1,011,117,954
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............            20,085         13,169,375        16,823,860     1,049,873,188
NET ASSETS:
   Beginning of year..............        88,041,249         74,871,874     1,050,068,498           195,310
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $     88,061,334  $      88,041,249  $  1,066,892,358  $  1,050,068,498
                                    ================  =================  ================  ================

                                           BHFTII WESTERN ASSET
                                        MANAGEMENT U.S. GOVERNMENT        BLACKROCK GLOBAL ALLOCATION V.I.
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                           2017              2016              2017               2016
                                    -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       2,478,326  $      2,541,592  $          (188)  $           4,681
   Net realized gains (losses)....          (511,303)         (359,178)            42,155            (6,529)
   Change in unrealized gains
     (losses) on investments......        (1,336,727)       (3,071,886)           283,220             64,672
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            630,296         (889,472)           325,187             62,824
                                    -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          2,514,141         4,839,053            19,338            597,472
   Net transfers (including
     fixed account)...............         16,592,186         3,483,398           155,786            387,508
   Contract charges...............        (3,020,397)       (3,417,794)           (2,648)              (982)
   Transfers for contract benefits
     and terminations.............       (22,950,401)      (21,968,669)          (80,359)           (31,654)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (6,864,471)      (17,064,012)            92,117            952,344
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets..............        (6,234,175)      (17,953,484)           417,304          1,015,168
NET ASSETS:
   Beginning of year..............        250,345,183       268,298,667         2,582,039          1,566,871
                                    -----------------  ----------------  ----------------  -----------------
   End of year....................  $     244,111,008  $    250,345,183  $      2,999,343  $       2,582,039
                                    =================  ================  ================  =================


                                    DEUTSCHE I CROCI INTERNATIONAL VIP       FEDERATED HIGH INCOME BOND
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2017              2016              2017              2016
                                     ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $        681,064  $      1,052,010  $          1,755  $          1,265
   Net realized gains (losses)....          (485,504)         (793,511)           (1,501)              (65)
   Change in unrealized gains
     (losses) on investments......          2,004,714         (391,004)               414             2,081
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          2,200,274         (132,505)               668             3,281
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            274,851           288,372                --                --
   Net transfers (including
     fixed account)...............          (207,971)         (360,557)                --                --
   Contract charges...............            (1,039)           (1,130)                --                --
   Transfers for contract benefits
     and terminations.............        (1,069,917)       (1,040,468)          (26,234)             (737)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (1,004,076)       (1,113,783)          (26,234)             (737)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          1,196,198       (1,246,288)          (25,566)             2,544
NET ASSETS:
   Beginning of year..............         11,250,311        12,496,599            27,574            25,030
                                     ----------------  ----------------  ----------------  ----------------
   End of year....................   $     12,446,509  $     11,250,311  $          2,008  $         27,574
                                     ================  ================  ================  ================


                                             FEDERATED KAUFMAN
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (749)  $          (640)
   Net realized gains (losses)....             5,828             3,400
   Change in unrealized gains
     (losses) on investments......             7,443           (1,780)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            12,522               980
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --
   Net transfers (including
     fixed account)...............                --                --
   Contract charges...............                --                --
   Transfers for contract benefits
     and terminations.............           (1,147)           (1,349)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           (1,147)           (1,349)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............            11,375             (369)
NET ASSETS:
   Beginning of year..............            47,589            47,958
                                    ----------------  ----------------
   End of year....................  $         58,964  $         47,589
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                        FIDELITY VIP ASSET MANAGER             FIDELITY VIP CONTRAFUND
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2017               2016              2017              2016
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         352,165  $         70,390  $    (2,690,012)  $    (3,447,540)
   Net realized gains (losses)....          7,905,617         3,033,075        52,246,703        56,534,065
   Change in unrealized gains
     (losses) on investments......            276,145       (1,946,628)        61,091,851      (18,019,471)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........          8,533,927         1,156,837       110,648,542        35,067,054
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            816,124         1,112,917         9,296,181        11,378,837
   Net transfers (including
     fixed account)...............          (587,508)       (1,269,515)      (10,602,317)       (9,211,526)
   Contract charges...............            (8,530)           (9,018)       (4,504,202)       (4,391,890)
   Transfers for contract benefits
     and terminations.............        (7,180,351)       (6,429,011)      (52,772,793)      (41,080,267)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        (6,960,265)       (6,594,627)      (58,583,131)      (43,304,846)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............          1,573,662       (5,437,790)        52,065,411       (8,237,792)
NET ASSETS:
   Beginning of year..............         70,694,332        76,132,122       573,685,439       581,923,231
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $      72,267,994  $     70,694,332  $    625,750,850  $    573,685,439
                                    =================  ================  ================  ================


                                        FIDELITY VIP EQUITY-INCOME          FIDELITY VIP FUNDSMANAGER 50%
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2017               2016              2017              2016
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         14,698  $          35,825  $   (38,857,043)  $   (33,238,180)
   Net realized gains (losses)....           106,867            223,243        67,821,547        67,424,887
   Change in unrealized gains
     (losses) on investments......           395,750            452,684       504,990,287        70,790,241
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           517,315            711,752       533,954,791       104,976,948
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            11,240             15,146         5,377,314         4,366,399
   Net transfers (including
     fixed account)...............          (31,585)           (82,227)         (215,412)       199,882,002
   Contract charges...............                --                 --                --                --
   Transfers for contract benefits
     and terminations.............         (262,921)          (862,529)     (326,903,630)     (224,234,667)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....         (283,266)          (929,610)     (321,741,728)      (19,986,266)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............           234,049          (217,858)       212,213,063        84,990,682
NET ASSETS:
   Beginning of year..............         4,741,279          4,959,137     4,491,693,357     4,406,702,675
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $      4,975,328  $       4,741,279  $  4,703,906,420  $  4,491,693,357
                                    ================  =================  ================  ================

                                                                                   FIDELITY VIP
                                      FIDELITY VIP FUNDSMANAGER 60%           GOVERNMENT MONEY MARKET
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2017              2016               2017              2016
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (29,267,942)  $   (29,113,624)  $       (123,765)  $      (383,062)
   Net realized gains (losses)....       195,422,805       188,329,503                 --                --
   Change in unrealized gains
     (losses) on investments......       244,571,811      (63,123,246)                 --                --
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       410,726,674        96,092,633          (123,765)         (383,062)
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         9,181,264         4,334,728            779,923       171,061,807
   Net transfers (including
     fixed account)...............                --                --              9,806     (199,693,702)
   Contract charges...............                --                --            (1,570)           (2,003)
   Transfers for contract benefits
     and terminations.............     (812,246,912)     (615,536,279)        (2,017,458)       (1,681,832)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....     (803,065,648)     (611,201,551)        (1,229,299)      (30,315,730)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............     (392,338,974)     (515,108,918)        (1,353,064)      (30,698,792)
NET ASSETS:
   Beginning of year..............     3,173,600,531     3,688,709,449         18,955,221        49,654,013
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $  2,781,261,557  $  3,173,600,531  $      17,602,157  $     18,955,221
                                    ================  ================  =================  ================


                                            FIDELITY VIP GROWTH
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,861,188)  $    (1,938,297)
   Net realized gains (losses)....        18,097,088        20,037,429
   Change in unrealized gains
     (losses) on investments......        30,252,875      (19,372,389)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        46,488,775       (1,273,257)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,779,571         1,848,497
   Net transfers (including
     fixed account)...............       (2,203,752)       (3,710,183)
   Contract charges...............          (16,508)          (17,387)
   Transfers for contract benefits
     and terminations.............      (13,492,021)      (13,243,026)
                                    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (13,932,710)      (15,122,099)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............        32,556,065      (16,395,356)
NET ASSETS:
   Beginning of year..............       144,530,563       160,925,919
                                    ----------------  ----------------
   End of year....................  $    177,086,628  $    144,530,563
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                          FIDELITY VIP INDEX 500              FIDELITY VIP MID CAP
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        269,524  $         54,162  $    (3,716,096)  $    (4,154,096)
   Net realized gains (losses)....         4,090,359         2,765,773        26,427,590        26,390,295
   Change in unrealized gains
     (losses) on investments......         7,335,146         3,139,146        51,034,462        17,481,724
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        11,695,029         5,959,081        73,745,956        39,717,923
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                13                --         6,484,931         6,290,246
   Net transfers (including
     fixed account)...............       (1,230,024)       (1,234,171)       (7,529,604)       (4,482,079)
   Contract charges...............          (18,688)          (19,250)       (5,055,441)       (4,982,252)
   Transfers for contract benefits
     and terminations.............       (6,284,195)       (5,014,111)      (33,163,200)      (28,133,233)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (7,532,894)       (6,267,532)      (39,263,314)      (31,307,318)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         4,162,135         (308,451)        34,482,642         8,410,605
NET ASSETS:
   Beginning of year..............        61,915,726        62,224,177       409,695,192       401,284,587
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     66,077,861  $     61,915,726  $    444,177,834  $    409,695,192
                                    ================  ================  ================  ================


                                           FIDELITY VIP OVERSEAS            FTVIPT FRANKLIN INCOME VIP
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2017               2016              2017              2016
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          7,538  $           5,646  $      7,200,274  $      9,120,844
   Net realized gains (losses)....            57,495              2,151         1,254,900       (1,197,852)
   Change in unrealized gains
     (losses) on investments......           990,001          (292,991)        12,035,192        21,806,114
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,055,034          (285,194)        20,490,366        29,729,106
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            47,956             75,925         3,350,612         3,516,704
   Net transfers (including
     fixed account)...............          (46,711)           (60,736)         3,919,919       (1,827,109)
   Contract charges...............              (41)               (50)       (2,765,136)       (2,797,532)
   Transfers for contract benefits
     and terminations.............         (344,662)          (513,669)      (25,708,194)      (21,748,149)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (343,458)          (498,530)      (21,202,799)      (22,856,086)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           711,576          (783,724)         (712,433)         6,873,020
NET ASSETS:
   Beginning of year..............         3,832,068          4,615,792       260,175,136       253,302,116
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $      4,543,644  $       3,832,068  $    259,462,703  $    260,175,136
                                    ================  =================  ================  ================

                                              FTVIPT FRANKLIN                     FTVIPT FRANKLIN
                                             MUTUAL SHARES VIP                  SMALL CAP VALUE VIP
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,156,190  $        762,174  $    (1,045,277)  $      (603,981)
   Net realized gains (losses)....         7,238,844        11,735,942        10,274,597        18,193,022
   Change in unrealized gains
     (losses) on investments......           588,955         4,805,146         2,044,449        11,896,218
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         8,983,989        17,303,262        11,273,769        29,485,259
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,781,630         1,354,399         2,454,753         2,594,857
   Net transfers (including
     fixed account)...............         2,339,371           704,098         (592,795)       (6,026,344)
   Contract charges...............       (1,366,178)       (1,338,635)       (1,615,596)       (1,581,543)
   Transfers for contract benefits
     and terminations.............      (13,100,987)      (11,329,519)       (8,414,805)       (7,199,878)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (10,346,164)      (10,609,657)       (8,168,443)      (12,212,908)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,362,175)         6,693,605         3,105,326        17,272,351
NET ASSETS:
   Beginning of year..............       134,905,092       128,211,487       128,270,987       110,998,636
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    133,542,917  $    134,905,092  $    131,376,313  $    128,270,987
                                    ================  ================  ================  ================


                                       FTVIPT TEMPLETON FOREIGN VIP
                                                SUB-ACCOUNT
                                    -----------------------------------
                                           2017              2016
                                    -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         578,128  $         97,525
   Net realized gains (losses)....           (35,143)           527,103
   Change in unrealized gains
     (losses) on investments......          9,092,479         2,954,153
                                    -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          9,635,464         3,578,781
                                    -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            158,997           357,216
   Net transfers (including
     fixed account)...............        (1,680,805)         3,646,293
   Contract charges...............          (894,483)         (858,486)
   Transfers for contract benefits
     and terminations.............        (5,040,480)       (4,221,347)
                                    -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (7,456,771)       (1,076,324)
                                    -----------------  ----------------
     Net increase (decrease)
       in net assets..............          2,178,693         2,502,457
NET ASSETS:
   Beginning of year..............         68,504,762        66,002,305
                                    -----------------  ----------------
   End of year....................  $      70,683,455  $     68,504,762
                                    =================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                   FTVIPT
                                          TEMPLETON GLOBAL BOND VIP          INVESCO V.I. AMERICAN FRANCHISE
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  ------------------------------------
                                           2017               2016               2017               2016
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (2,854,279)  $     (2,819,021)  $           (186)  $           (182)
   Net realized gains (losses).....          (588,268)        (3,081,702)              1,209              1,116
   Change in unrealized gains
     (losses) on investments.......          4,800,233          8,927,333              2,125              (893)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          1,357,686          3,026,610              3,148                 41
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          2,622,382          3,333,851                 --                 --
   Net transfers (including
     fixed account)................          9,321,846          2,514,265                 --                 --
   Contract charges................        (2,626,411)        (2,766,762)                 --                 --
   Transfers for contract benefits
     and terminations..............       (16,979,649)       (14,901,348)              (720)            (2,482)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (7,661,832)       (11,819,994)              (720)            (2,482)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        (6,304,146)        (8,793,384)              2,428            (2,441)
NET ASSETS:
   Beginning of year...............        213,840,331        222,633,715             12,495             14,936
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $     207,536,185  $     213,840,331  $          14,923  $          12,495
                                     =================  =================  =================  =================


                                           INVESCO V.I. CORE EQUITY           INVESCO V.I. EQUITY AND INCOME
                                                  SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  ------------------------------------
                                            2017               2016               2017               2016
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           (587)  $         (1,071)  $         557,088  $       1,676,980
   Net realized gains (losses).....             20,517             15,527         21,270,992         26,324,788
   Change in unrealized gains
     (losses) on investments.......            (4,684)              (647)         37,279,662         49,249,179
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             15,246             13,809         59,107,742         77,250,947
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --                 --         20,101,042         16,956,615
   Net transfers (including
     fixed account)................                 75                 38         13,395,950        (5,664,468)
   Contract charges................                 --                 --        (7,232,802)        (7,077,278)
   Transfers for contract benefits
     and terminations..............           (56,447)           (14,006)       (58,238,576)       (46,507,739)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......           (56,372)           (13,968)       (31,974,386)       (42,292,870)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............           (41,126)              (159)         27,133,356         34,958,077
NET ASSETS:
   Beginning of year...............            171,207            171,366        654,269,917        619,311,840
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $         130,081  $         171,207  $     681,403,273  $     654,269,917
                                     =================  =================  =================  =================


                                        INVESCO V.I. GROWTH AND INCOME      INVESCO V.I. INTERNATIONAL GROWTH
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                     ------------------------------------  ----------------------------------
                                            2017               2016              2017              2016
                                     -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $               3  $            (22)  $      (306,814)  $      (463,656)
   Net realized gains (losses).....                 57                639         7,444,149         2,563,228
   Change in unrealized gains
     (losses) on investments.......                 68              (349)        42,782,098       (7,183,922)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............                128                268        49,919,433       (5,084,350)
                                     -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --                990         3,246,532         3,607,230
   Net transfers (including
     fixed account)................              1,138            (3,917)       (3,134,671)         7,408,564
   Contract charges................              (522)              (358)       (3,199,879)       (3,200,081)
   Transfers for contract benefits
     and terminations..............              (651)            (2,475)      (21,257,291)      (15,272,513)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......               (35)            (5,760)      (24,345,309)       (7,456,800)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............                 93            (5,492)        25,574,124      (12,541,150)
NET ASSETS:
   Beginning of year...............              1,017              6,509       243,849,630       256,390,780
                                     -----------------  -----------------  ----------------  ----------------
   End of year.....................  $           1,110  $           1,017  $    269,423,754  $    243,849,630
                                     =================  =================  ================  ================


                                           IVY VIP ASSET STRATEGY
                                                 SUB-ACCOUNT
                                     ------------------------------------
                                           2017               2016
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           1,241  $         (2,092)
   Net realized gains (losses).....            (2,480)           (29,559)
   Change in unrealized gains
     (losses) on investments.......             47,423             19,774
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             46,184           (11,877)
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --             49,073
   Net transfers (including
     fixed account)................             53,650           (42,838)
   Contract charges................                (7)               (16)
   Transfers for contract benefits
     and terminations..............               (12)           (78,861)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......             53,631           (72,642)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............             99,815           (84,519)
NET ASSETS:
   Beginning of year...............            233,181            317,700
                                     -----------------  -----------------
   End of year.....................  $         332,996  $         233,181
                                     =================  =================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                            LMPVET CLEARBRIDGE                 LMPVET CLEARBRIDGE
                                        VARIABLE AGGRESSIVE GROWTH            VARIABLE APPRECIATION
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,855,686)  $    (2,167,911)  $      (891,816)  $     (285,310)
   Net realized gains (losses)....        28,733,843        20,190,034        28,854,954       18,709,188
   Change in unrealized gains
     (losses) on investments......        16,514,276      (18,916,437)        42,828,296       12,788,762
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............        42,392,433         (894,314)        70,791,434       31,212,640
                                    ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        12,163,897        12,769,827        12,788,613       13,233,628
   Net transfers (including
     fixed account)...............         1,668,829         6,572,083            13,177      (6,775,239)
   Contract charges...............       (3,351,968)       (3,214,606)       (4,896,400)      (4,841,666)
   Transfers for contract benefits
     and terminations.............      (24,939,914)      (22,574,903)      (32,547,983)     (27,170,816)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (14,459,156)       (6,447,599)      (24,642,593)     (25,554,093)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............        27,933,277       (7,341,913)        46,148,841        5,658,547
NET ASSETS:
   Beginning of year..............       293,536,621       300,878,534       405,981,554      400,323,007
                                    ----------------  ----------------  ----------------  ---------------
   End of year....................  $    321,469,898  $    293,536,621  $    452,130,395  $   405,981,554
                                    ================  ================  ================  ===============

                                           LMPVET CLEARBRIDGE                  LMPVET CLEARBRIDGE
                                       VARIABLE DIVIDEND STRATEGY           VARIABLE LARGE CAP GROWTH
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2017             2016              2017              2016
                                    ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (64,634)  $         99,724  $       (49,414)  $       (43,931)
   Net realized gains (losses)....        6,426,078         4,502,131           338,155           379,954
   Change in unrealized gains
     (losses) on investments......       27,815,865        19,079,369           377,477         (188,699)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       34,177,309        23,681,224           666,218           147,324
                                    ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        8,178,729         6,793,180             3,105               360
   Net transfers (including
     fixed account)...............          911,632         (600,819)          (25,383)         (243,618)
   Contract charges...............      (2,404,766)       (2,314,431)          (12,122)          (13,427)
   Transfers for contract benefits
     and terminations.............     (17,115,313)      (13,256,121)         (543,531)         (605,126)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (10,429,718)       (9,378,191)         (577,931)         (861,811)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       23,747,591        14,303,033            88,287         (714,487)
NET ASSETS:
   Beginning of year..............      200,725,348       186,422,315         3,173,371         3,887,858
                                    ---------------  ----------------  ----------------  ----------------
   End of year....................  $   224,472,939  $    200,725,348  $      3,261,658  $      3,173,371
                                    ===============  ================  ================  ================

                                           LMPVET CLEARBRIDGE                 LMPVET CLEARBRIDGE
                                        VARIABLE LARGE CAP VALUE           VARIABLE SMALL CAP GROWTH
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                    ---------------------------------  ---------------------------------
                                          2017              2016             2017             2016
                                    ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (34,951)  $      (10,471)  $   (1,525,109)  $    (1,367,176)
   Net realized gains (losses)....           654,318          253,744        6,294,589         5,281,882
   Change in unrealized gains
     (losses) on investments......           287,048          594,251       17,263,633           637,725
                                    ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           906,415          837,524       22,033,113         4,552,431
                                    ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            49,457          159,294        3,327,457         4,335,272
   Net transfers (including
     fixed account)...............       (1,856,934)          915,334      (4,318,114)         (154,058)
   Contract charges...............          (79,504)         (85,407)      (1,305,775)       (1,244,198)
   Transfers for contract benefits
     and terminations.............         (594,433)        (753,495)      (8,853,017)       (6,274,238)
                                    ----------------  ---------------  ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (2,481,414)          235,726     (11,149,449)       (3,337,222)
                                    ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,574,999)        1,073,250       10,883,664         1,215,209
NET ASSETS:
   Beginning of year..............         8,591,571        7,518,321      102,811,126       101,595,917
                                    ----------------  ---------------  ---------------  ----------------
   End of year....................  $      7,016,572  $     8,591,571  $   113,694,790  $    102,811,126
                                    ================  ===============  ===============  ================

                                                 LMPVET QS
                                       VARIABLE CONSERVATIVE GROWTH
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        393,932  $        401,086
   Net realized gains (losses)....         4,986,303           439,055
   Change in unrealized gains
     (losses) on investments......         (875,884)         1,355,038
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         4,504,351         2,195,179
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           421,591           449,435
   Net transfers (including
     fixed account)...............           401,235         1,119,642
   Contract charges...............         (469,764)         (473,039)
   Transfers for contract benefits
     and terminations.............       (3,560,761)       (2,695,104)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (3,207,699)       (1,599,066)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         1,296,652           596,113
NET ASSETS:
   Beginning of year..............        38,835,887        38,239,774
                                    ----------------  ----------------
   End of year....................  $     40,132,539  $     38,835,887
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                                    LMPVET QS
                                        LMPVET QS VARIABLE GROWTH           VARIABLE MODERATE GROWTH
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  --------------------------------
                                          2017              2016             2017             2016
                                    ----------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        373,414  $         64,340  $         2,448  $         2,164
   Net realized gains (losses)....        15,727,442         3,988,123          199,715          105,411
   Change in unrealized gains
     (losses) on investments......       (1,965,464)         1,529,479         (83,073)         (54,300)
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............        14,135,392         5,581,942          119,090           53,275
                                    ----------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           478,935           874,902           12,453           49,844
   Net transfers (including
     fixed account)...............         (616,366)         1,003,629            6,028          (4,788)
   Contract charges...............         (934,163)         (943,812)            (404)            (469)
   Transfers for contract benefits
     and terminations.............       (7,328,788)       (6,334,763)        (254,376)        (454,192)
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (8,400,382)       (5,400,044)        (236,299)        (409,605)
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets..............         5,735,010           181,898        (117,209)        (356,330)
NET ASSETS:
   Beginning of year..............        83,823,213        83,641,315          921,078        1,277,408
                                    ----------------  ----------------  ---------------  ---------------
   End of year....................  $     89,558,223  $     83,823,213  $       803,869  $       921,078
                                    ================  ================  ===============  ===============

                                           LMPVIT WESTERN ASSET
                                      VARIABLE GLOBAL HIGH YIELD BOND        MFS VIT INVESTORS TRUST
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      3,341,225  $      4,075,107  $           (51)  $          (45)
   Net realized gains (losses)....         (676,542)       (1,878,440)             1,240            1,121
   Change in unrealized gains
     (losses) on investments......         3,451,528         9,237,046               111            (484)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         6,116,211        11,433,713             1,300              592
                                    ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,134,141         1,324,881                --               --
   Net transfers (including
     fixed account)...............         2,716,610       (2,102,281)                --               --
   Contract charges...............         (952,072)         (959,444)                --               --
   Transfers for contract benefits
     and terminations.............       (9,373,450)       (8,407,408)           (4,084)            (640)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (6,474,771)      (10,144,252)           (4,084)            (640)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............         (358,560)         1,289,461           (2,784)             (48)
NET ASSETS:
   Beginning of year..............        87,930,944        86,641,483             8,827            8,875
                                    ----------------  ----------------  ----------------  ---------------
   End of year....................  $     87,572,384  $     87,930,944  $          6,043  $         8,827
                                    ================  ================  ================  ===============


                                           MFS VIT NEW DISCOVERY                MFS VIT RESEARCH
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (250)  $          (543)  $            (9)  $          (131)
   Net realized gains (losses)....             4,682             1,815             2,684             3,861
   Change in unrealized gains
     (losses) on investments......             (417)             1,685             1,215           (2,546)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............             4,015             2,957             3,890             1,184
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --                --                --
   Net transfers (including
     fixed account)...............                --                --                --                --
   Contract charges...............                --                --                --                --
   Transfers for contract benefits
     and terminations.............          (38,686)           (1,011)           (4,398)           (5,787)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (38,686)           (1,011)           (4,398)           (5,787)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (34,671)             1,946             (508)           (4,603)
NET ASSETS:
   Beginning of year..............            41,234            39,288            21,608            26,211
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $          6,563  $         41,234  $         21,100  $         21,608
                                    ================  ================  ================  ================


                                        NEUBERGER BERMAN GENESIS
                                               SUB-ACCOUNT
                                    ---------------------------------
                                          2017             2016
                                    ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (54)  $           (60)
   Net realized gains (losses)....            1,494             1,095
   Change in unrealized gains
     (losses) on investments......            (493)               214
                                    ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............              947             1,249
                                    ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........               --                --
   Net transfers (including
     fixed account)...............               --                --
   Contract charges...............               --                --
   Transfers for contract benefits
     and terminations.............          (2,006)           (1,907)
                                    ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (2,006)           (1,907)
                                    ---------------  ----------------
     Net increase (decrease)
       in net assets..............          (1,059)             (658)
NET ASSETS:
   Beginning of year..............            6,564             7,222
                                    ---------------  ----------------
   End of year....................  $         5,505  $          6,564
                                    ===============  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                      OPPENHEIMER VA
                                          GLOBAL                  OPPENHEIMER VA                      OPPENHEIMER VA
                                    MULTI-ALTERNATIVES           GOVERNMENT MONEY                  MAIN STREET SMALL CAP
                                        SUB-ACCOUNT                 SUB-ACCOUNT                         SUB-ACCOUNT
                                    ------------------  ----------------------------------  ----------------------------------
                                         2017 (a)             2017              2016              2017              2016
                                    ------------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $           (47)   $           (32)  $           (48)  $      (824,978)  $    (1,193,648)
   Net realized gains (losses)....               (90)                 --                --        10,132,948         6,500,090
   Change in unrealized gains
     (losses) on investments......            (3,134)                 --                --         4,224,374        11,237,743
                                    ------------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            (3,271)               (32)              (48)        13,532,344        16,544,185
                                    ------------------  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                 50                 --                --         1,283,733         1,327,499
   Net transfers (including
     fixed account)...............            259,386                 --                --       (2,190,062)       (2,886,762)
   Contract charges...............               (16)                 --                --       (1,304,527)       (1,283,015)
   Transfers for contract benefits
     and terminations.............            (2,485)              (145)             (148)       (9,826,409)       (7,757,953)
                                    ------------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......            256,935              (145)             (148)      (12,037,265)      (10,600,231)
                                    ------------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............            253,664              (177)             (196)         1,495,079         5,943,954
NET ASSETS:
   Beginning of year..............                 --              3,396             3,592       115,192,944       109,248,990
                                    ------------------  ----------------  ----------------  ----------------  ----------------
   End of year....................   $        253,664   $          3,219  $          3,396  $    116,688,023  $    115,192,944
                                    ==================  ================  ================  ================  ================



                                        OPPENHEIMER VA MAIN STREET      OPPENHEIMER VA TOTAL RETURN BOND
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2017              2016              2017             2016
                                    ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (163)  $          (264)  $            20  $            165
   Net realized gains (losses)....             3,121            14,724            (967)             (587)
   Change in unrealized gains
     (losses) on investments......            12,465           (4,604)            1,045               571
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            15,423             9,856               98               149
                                    ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --               --                --
   Net transfers (including
     fixed account)...............                --                --               --                --
   Contract charges...............                --                --               --                --
   Transfers for contract benefits
     and terminations.............           (3,688)          (12,174)          (3,255)           (1,907)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           (3,688)          (12,174)          (3,255)           (1,907)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............            11,735           (2,318)          (3,157)           (1,758)
NET ASSETS:
   Beginning of year..............           102,246           104,564            5,719             7,477
                                    ----------------  ----------------  ---------------  ----------------
   End of year....................  $        113,981  $        102,246  $         2,562  $          5,719
                                    ================  ================  ===============  ================


                                                PIMCO VIT                            PIMCO VIT
                                      COMMODITY REALRETURN STRATEGY            EMERGING MARKETS BOND
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         44,210  $        (1,454)  $         31,271  $         19,858
   Net realized gains (losses)....           (9,161)           (4,882)             2,773             (739)
   Change in unrealized gains
     (losses) on investments......          (32,485)            50,041            32,872            34,366
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............             2,564            43,705            66,916            53,485
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            14,701            82,723             4,294           221,405
   Net transfers (including
     fixed account)...............            20,842           102,751           251,758          (13,170)
   Contract charges...............              (75)              (55)             (104)              (85)
   Transfers for contract benefits
     and terminations.............          (39,639)          (14,359)          (47,137)          (22,688)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           (4,171)           171,060           208,811           185,462
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           (1,607)           214,765           275,727           238,947
NET ASSETS:
   Beginning of year..............           464,850           250,085           645,743           406,796
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        463,243  $        464,850  $        921,470  $        645,743
                                    ================  ================  ================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                       PIMCO VIT UNCONSTRAINED BOND          PIONEER VCT MID CAP VALUE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $            334  $            290  $      (517,266)  $      (573,188)
   Net realized gains (losses)....             2,254           (3,758)         6,180,507         4,194,006
   Change in unrealized gains
     (losses) on investments......            15,463            18,128         1,654,564         5,084,247
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........            18,051            14,660         7,317,805         8,705,065
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             1,741           195,066         1,259,070         1,113,121
   Net transfers (including
     fixed account)...............            48,507            97,472           776,762          (65,716)
   Contract charges...............              (64)              (74)         (687,778)         (672,822)
   Transfers for contract benefits
     and terminations.............          (64,152)          (28,936)       (6,607,009)       (5,748,437)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....          (13,968)           263,528       (5,258,955)       (5,373,854)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............             4,083           278,188         2,058,850         3,331,211
NET ASSETS:
   Beginning of year..............           560,051           281,863        67,321,539        63,990,328
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        564,134  $        560,051  $     69,380,389  $     67,321,539
                                    ================  ================  ================  ================


                                      PIONEER VCT REAL ESTATE SHARES      T. ROWE PRICE GOVERNMENT MONEY
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          1,618  $          3,941  $        (1,625)  $        (5,020)
   Net realized gains (losses)....            15,679            47,420                --                --
   Change in unrealized gains
     (losses) on investments......          (13,505)          (40,983)                --                --
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........             3,792            10,378           (1,625)           (5,020)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........               334               621                --                --
   Net transfers (including
     fixed account)...............            17,579             8,221         (126,898)            92,628
   Contract charges...............           (3,098)           (3,301)             (108)             (118)
   Transfers for contract benefits
     and terminations.............          (26,920)           (4,793)          (14,683)          (51,844)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....          (12,105)               748         (141,689)            40,666
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............           (8,313)            11,126         (143,314)            35,646
NET ASSETS:
   Beginning of year..............           252,027           240,901           532,685           497,039
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        243,714  $        252,027  $        389,371  $        532,685
                                    ================  ================  ================  ================


                                        T. ROWE PRICE GROWTH STOCK       T. ROWE PRICE INTERNATIONAL STOCK
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (48,580)  $       (52,576)  $          3,036  $          1,032
   Net realized gains (losses)....         1,376,079           412,844            18,893             8,094
   Change in unrealized gains
     (losses) on investments......           722,890         (355,528)            84,436           (3,274)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         2,050,389             4,740           106,365             5,852
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           228,728           193,684            19,749            10,989
   Net transfers (including
     fixed account)...............         (117,076)         (301,323)            11,575          (11,589)
   Contract charges...............           (1,098)           (1,118)              (69)              (96)
   Transfers for contract benefits
     and terminations.............         (557,208)         (562,309)           (3,303)          (39,735)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....         (446,654)         (671,066)            27,952          (40,431)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............         1,603,735         (666,326)           134,317          (34,579)
NET ASSETS:
   Beginning of year..............         6,392,650         7,058,976           383,175           417,754
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      7,996,385  $      6,392,650  $        517,492  $        383,175
                                    ================  ================  ================  ================

                                             TAP 1919 VARIABLE
                                       SOCIALLY RESPONSIVE BALANCED
                                                SUB-ACCOUNT
                                    -----------------------------------
                                          2017              2016
                                    ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (820)  $         (1,057)
   Net realized gains (losses)....            11,346              8,317
   Change in unrealized gains
     (losses) on investments......             9,713            (2,565)
                                    ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........            20,239              4,695
                                    ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --              3,677
   Net transfers (including
     fixed account)...............               279              (931)
   Contract charges...............              (91)              (117)
   Transfers for contract benefits
     and terminations.............          (17,733)           (79,210)
                                    ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....          (17,545)           (76,581)
                                    ----------------  -----------------
     Net increase (decrease)
        in net assets.............             2,694           (71,886)
NET ASSETS:
   Beginning of year..............           143,946            215,832
                                    ----------------  -----------------
   End of year....................  $        146,640  $         143,946
                                    ================  =================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                                                      VIF GLOBAL INFRASTRUCTURE
                                                                                                             SUB-ACCOUNT
                                                                                                ------------------------------------
                                                                                                      2017               2016
                                                                                                -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...............................................................  $           4,862  $           3,590
   Net realized gains (losses)................................................................             25,749             25,538
   Change in unrealized gains
     (losses) on investments..................................................................             27,754             25,505
                                                                                                -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.......................................................................             58,365             54,633
                                                                                                -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.....................................................................              3,778             90,084
   Net transfers (including
     fixed account)...........................................................................             47,785             43,465
   Contract charges...........................................................................               (89)              (144)
   Transfers for contract benefits
     and terminations.........................................................................           (68,583)           (29,784)
                                                                                                -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.................................................................           (17,109)            103,621
                                                                                                -----------------  -----------------
     Net increase (decrease)
        in net assets.........................................................................             41,256            158,254
NET ASSETS:
   Beginning of year..........................................................................            503,939            345,685
                                                                                                -----------------  -----------------
   End of year................................................................................  $         545,195  $         503,939
                                                                                                =================  =================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

                 BRIGHTHOUSE SEPARATE ACCOUNT A
             OF BRIGHTHOUSE LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


Brighthouse Separate Account A (the "Separate Account"), a separate account of Brighthouse Life Insurance Company (the "Company"), was established by the Board of Directors of MetLife Investors USA Insurance Company ("MLI-USA") on May 29, 1980 to support operations of MLI-USA with respect to certain variable annuity contracts (the "Contracts"). On November 14, 2014, MLI-USA merged into the Company and the Separate Account became a Separate Account of the Company. The Company is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that the separated business would be rebranded as "Brighthouse Financial." Effective March 6, 2017, and in connection with the Separation, the Company changed its name from MetLife Insurance Company USA to Brighthouse Life Insurance Company and the Separate Account changed its name from MetLife Investors USA Separate Account A to Brighthouse Separate Account A.

On October 5, 2016, Brighthouse Financial, Inc., which until the completion of the Separation on August 4, 2017, was a wholly-owned subsidiary of MetLife, Inc., filed a registration statement on Form 10 (as amended, the "Form 10") with the U.S. Securities and Exchange Commission ("SEC") that was declared effective by the SEC on July 6, 2017. The Form 10 disclosed MetLife, Inc.'s plans to undertake several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") and include the Company and certain affiliates in the planned separated business and distribute at least 80.1% of the shares of Brighthouse Financial, Inc.'s common stock on a pro rata basis to the holders of MetLife, Inc. common stock. On July 28, 2017, MetLife, Inc. contributed Brighthouse Holdings, LLC, to Brighthouse Financial, Inc., resulting in the Company becoming an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 96,776,670 of the 119,773,106 shares of the common stock of Brighthouse, representing 80.8% of MetLife, Inc.'s interest in Brighthouse Financial, Inc., to holders of MetLife, Inc. common stock.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Legg Mason Partners Variable Income Trust ("LMPVIT")
   Insurance Funds) ("Invesco V.I.")                       MFS Variable Insurance Trust ("MFS VIT")
American Funds Insurance Series ("American Funds")         Morgan Stanley Variable Insurance Fund, Inc. ("VIF")
Blackrock Variable Series Funds, Inc. ("BlackRock")        Neuberger Berman Equity Funds ("Neuberger Berman")
Brighthouse Funds Trust I ("BHFTI")*                       Oppenheimer Variable Account Funds
Brighthouse Funds Trust II ("BHFTII")*                       ("Oppenheimer VA")
Deutsche Variable Series I ("Deutsche I")                  PIMCO Variable Insurance Trust ("PIMCO VIT")
Federated Insurance Series ("Federated")                   Pioneer Variable Contracts Trust ("Pioneer VCT")
Fidelity Variable Insurance Products ("Fidelity VIP")      T. Rowe Price Government Money Fund, Inc.
Franklin Templeton Variable Insurance Products Trust       T. Rowe Price Growth Stock Fund, Inc.
   ("FTVIPT")                                              T. Rowe Price International Fund, Inc.
Ivy Variable Insurance Portfolios ("IVY VIP")              The Alger Portfolios ("Alger")
Janus Aspen Series ("Janus Aspen")                         Trust for Advised Portfolios ("TAP")
Legg Mason Partners Variable Equity Trust ("LMPVET")       VanEck VIP Trust ("VanEck VIP")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUB-ACCOUNTS


A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2017:

Alger Small Cap Growth Sub-Account                       BHFTI JPMorgan Small Cap Value Sub-Account (a)
American Funds Bond Sub-Account (a)                      BHFTI Loomis Sayles Global Markets Sub-Account
American Funds Global Growth Sub-Account (a)             BHFTI MetLife Multi-Index Targeted Risk
American Funds Global Small Capitalization Sub-            Sub-Account
   Account (a)                                           BHFTI MFS Research International Sub-Account (a)
American Funds Growth Sub-Account                        BHFTI Morgan Stanley Mid Cap Growth
American Funds Growth-Income Sub-Account (a)               Sub-Account (a)
BHFTI AB Global Dynamic Allocation Sub-Account           BHFTI Oppenheimer Global Equity Sub-Account
BHFTI Allianz Global Investors Dynamic Multi-Asset       BHFTI PanAgora Global Diversified Risk
   Plus Sub-Account                                        Sub-Account
BHFTI American Funds Balanced Allocation                 BHFTI PIMCO Inflation Protected Bond Sub-Account
   Sub-Account                                           BHFTI PIMCO Total Return Sub-Account (a)
BHFTI American Funds Growth Allocation                   BHFTI Pyramis Government Income Sub-Account
   Sub-Account                                           BHFTI Schroders Global Multi-Asset II Sub-Account
BHFTI American Funds Growth Sub-Account                  BHFTI Schroders Global Multi-Asset Sub-Account
BHFTI American Funds Moderate Allocation                 BHFTI SSGA Growth and Income ETF Sub-Account
   Sub-Account                                           BHFTI SSGA Growth ETF Sub-Account
BHFTI AQR Global Risk Balanced Sub-Account               BHFTI T. Rowe Price Large Cap Value Sub-Account (a)
BHFTI BlackRock Global Tactical Strategies               BHFTI T. Rowe Price Mid Cap Growth Sub-Account
   Sub-Account                                           BHFTI TCW Core Fixed Income Sub-Account
BHFTI BlackRock High Yield Sub-Account (a)               BHFTI Victory Sycamore Mid Cap Value Sub-Account
BHFTI Brighthouse Asset Allocation 100 Sub-Account       BHFTI Wells Capital Management Mid Cap Value
BHFTI Brighthouse Balanced Plus Sub-Account                Sub-Account
BHFTI Brighthouse Small Cap Value Sub-Account (a)        BHFTII Baillie Gifford International Stock Sub-
BHFTI Brighthouse/Aberdeen Emerging Markets                Account (a)
   Equity Sub-Account                                    BHFTII BlackRock Bond Income Sub-Account (a)
BHFTI Brighthouse/Artisan International Sub-Account      BHFTII BlackRock Capital Appreciation
BHFTI Brighthouse/Eaton Vance Floating Rate                Sub-Account (a)
   Sub-Account                                           BHFTII BlackRock Ultra-Short Term Bond Sub-
BHFTI Brighthouse/Franklin Low Duration Total              Account (a)
   Return Sub-Account                                    BHFTII Brighthouse Asset Allocation 20 Sub-Account
BHFTI Brighthouse/Templeton International Bond           BHFTII Brighthouse Asset Allocation 40 Sub-Account
   Sub-Account                                           BHFTII Brighthouse Asset Allocation 60 Sub-Account
BHFTI Brighthouse/Wellington Large Cap Research          BHFTII Brighthouse Asset Allocation 80 Sub-Account
   Sub-Account (a)                                       BHFTII Brighthouse/Artisan Mid Cap Value
BHFTI Clarion Global Real Estate Sub-Account               Sub-Account (a)
BHFTI ClearBridge Aggressive Growth Sub-Account (a)      BHFTII Brighthouse/Dimensional International Small
BHFTI Harris Oakmark International Sub-Account (a)         Company Sub-Account
BHFTI Invesco Balanced-Risk Allocation                   BHFTII Brighthouse/Wellington Core Equity
   Sub-Account                                             Opportunities Sub-Account (a)
BHFTI Invesco Comstock Sub-Account                       BHFTII Frontier Mid Cap Growth Sub-Account
BHFTI Invesco Small Cap Growth Sub-Account (a)           BHFTII Jennison Growth Sub-Account (a)
BHFTI JPMorgan Core Bond Sub-Account (a)                 BHFTII Loomis Sayles Small Cap Core Sub-Account
BHFTI JPMorgan Global Active Allocation                  BHFTII Loomis Sayles Small Cap Growth
   Sub-Account                                             Sub-Account

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUB-ACCOUNTS -- (CONTINUED)


BHFTII MetLife Aggregate Bond Index Sub-Account (a)      IVY VIP Asset Strategy Sub-Account
BHFTII MetLife Mid Cap Stock Index Sub-Account (a)       LMPVET ClearBridge Variable Aggressive Growth
BHFTII MetLife MSCI EAFE Index Sub-Account (a)              Sub-Account (a)
BHFTII MetLife Russell 2000 Index Sub-Account (a)        LMPVET ClearBridge Variable Appreciation Sub-
BHFTII MetLife Stock Index Sub-Account (a)                  Account (a)
BHFTII MFS Total Return Sub-Account (a)                  LMPVET ClearBridge Variable Dividend Strategy
BHFTII MFS Value II Sub-Account (a)                         Sub-Account (a)
BHFTII MFS Value Sub-Account (a)                         LMPVET ClearBridge Variable Large Cap Growth
BHFTII Neuberger Berman Genesis Sub-Account (a)             Sub-Account
BHFTII T. Rowe Price Large Cap Growth                    LMPVET ClearBridge Variable Large Cap Value
   Sub-Account (a)                                          Sub-Account
BHFTII T. Rowe Price Small Cap Growth                    LMPVET ClearBridge Variable Small Cap Growth
   Sub-Account (a)                                          Sub-Account (a)
BHFTII VanEck Global Natural Resources                   LMPVET QS Variable Conservative Growth
   Sub-Account                                              Sub-Account
BHFTII Western Asset Management Strategic Bond           LMPVET QS Variable Growth Sub-Account
   Opportunities Sub-Account (a)                         LMPVET QS Variable Moderate Growth Sub-Account
BHFTII Western Asset Management U.S. Government          LMPVIT Western Asset Variable Global High Yield
   Sub-Account (a)                                          Bond Sub-Account (a)
BlackRock Global Allocation V.I. Sub-Account             MFS VIT Investors Trust Sub-Account
Deutsche I CROCI International VIP Sub-Account           MFS VIT New Discovery Sub-Account
Federated High Income Bond Sub-Account                   MFS VIT Research Sub-Account
Federated Kaufman Sub-Account                            Neuberger Berman Genesis Sub-Account
Fidelity VIP Asset Manager Sub-Account                   Oppenheimer VA Global Multi-Alternatives
Fidelity VIP Contrafund Sub-Account (a)                     Sub-Account (b)
Fidelity VIP Equity-Income Sub-Account                   Oppenheimer VA Government Money Sub-Account
Fidelity VIP FundsManager 50% Sub-Account                Oppenheimer VA Main Street Small Cap
Fidelity VIP FundsManager 60% Sub-Account                   Sub-Account (a)
Fidelity VIP Government Money Market Sub-Account         Oppenheimer VA Main Street Sub-Account
Fidelity VIP Growth Sub-Account                          Oppenheimer VA Total Return Bond Sub-Account
Fidelity VIP Index 500 Sub-Account                       PIMCO VIT Commodity RealReturn Strategy
Fidelity VIP Mid Cap Sub-Account                            Sub-Account
Fidelity VIP Overseas Sub-Account                        PIMCO VIT Emerging Markets Bond Sub-Account
FTVIPT Franklin Income VIP Sub-Account                   PIMCO VIT Unconstrained Bond Sub-Account
FTVIPT Franklin Mutual Shares VIP Sub-Account            Pioneer VCT Mid Cap Value Sub-Account
FTVIPT Franklin Small Cap Value VIP Sub-Account          Pioneer VCT Real Estate Shares Sub-Account
FTVIPT Templeton Foreign VIP Sub-Account                 T. Rowe Price Government Money Sub-Account
FTVIPT Templeton Global Bond VIP Sub-Account             T. Rowe Price Growth Stock Sub-Account
Invesco V.I. American Franchise Sub-Account (a)          T. Rowe Price International Stock Sub-Account
Invesco V.I. Core Equity Sub-Account                     TAP 1919 Variable Socially Responsive Balanced
Invesco V.I. Equity and Income Sub-Account (a)              Sub-Account
Invesco V.I. Growth and Income Sub-Account               VIF Global Infrastructure Sub-Account
Invesco V.I. International Growth Sub-Account (a)

(a) This Sub-Account invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts.
(b) This Sub-Account began operations during the period ended December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUB-ACCOUNTS -- (CONCLUDED)


B. The following Sub-Accounts had no net assets as of December 31, 2017:

Janus Henderson Global Research Sub-Account
Oppenheimer VA Global Strategic Income Sub-Account


3. PORTFOLIO CHANGES


The following Sub-Accounts ceased operations during the year ended December 31, 2017:

LMPVET EnTrustPermal Alternative Select VIT
   Sub-Account
VanEck VIP Long/Short Equity Index Sub-Account

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2017:

NAME CHANGES:

Former Name                                              New Name

Janus Aspen Global Research Portfolio                    Janus Henderson Global Research Portfolio
(MIST) Goldman Sachs Mid Cap Value Portfolio             (BHFTI) Wells Capital Management Mid Cap Value
                                                           Portfolio
(MIST) Invesco Mid Cap Value Portfolio                   (BHFTI) Victory Sycamore Mid Cap Value Portfolio
(MIST) Met/Aberdeen Emerging Markets Equity              (BHFTI) Brighthouse/Aberdeen Emerging Markets
   Portfolio                                               Equity Portfolio
(MIST) Met/Artisan International Portfolio               (BHFTI) Brighthouse/Artisan International Portfolio
(MIST) Met/Eaton Vance Floating Rate Portfolio           (BHFTI) Brighthouse/Eaton Vance Floating Rate
                                                           Portfolio
(MIST) Met/Franklin Low Duration Total Return            (BHFTI) Brighthouse/Franklin Low Duration Total
   Portfolio                                               Return Portfolio
(MIST) Met/Templeton International Bond Portfolio        (BHFTI) Brighthouse/Templeton International Bond
                                                           Portfolio
(MIST) Met/Wellington Large Cap Research Portfolio       (BHFTI) Brighthouse/Wellington Large Cap Research
                                                           Portfolio
(MIST) MetLife Asset Allocation 100 Portfolio            (BHFTI) Brighthouse Asset Allocation 100 Portfolio
(MIST) MetLife Balanced Plus Portfolio                   (BHFTI) Brighthouse Balanced Plus Portfolio
(MIST) MetLife Small Cap Value Portfolio                 (BHFTI) Brighthouse Small Cap Value Portfolio
(MIST) Pyramis Managed Risk Portfolio                    (BHFTI) Schroders Global Multi-Asset II Portfolio
(MSF) Barclays Aggregate Bond Index Portfolio            (BHFTII) MetLife Aggregate Bond Index Portfolio
(MSF) Blackrock Large Cap Value Portfolio                (BHFTII) MFS Value II Portfolio
(MSF) Met/Artisan Mid Cap Value Portfolio                (BHFTII) Brighthouse/Artisan Mid Cap Value Portfolio
(MSF) Met/Dimensional International Small Company        (BHFTII) Brighthouse/Dimensional International
   Portfolio                                               Small Company Portfolio
(MSF) Met/Wellington Core Equity Opportunities           (BHFTII) Brighthouse/Wellington Core Equity
   Portfolio                                               Opportunities Portfolio
(MSF) MetLife Asset Allocation 20 Portfolio              (BHFTII) Brighthouse Asset Allocation 20 Portfolio
(MSF) MetLife Asset Allocation 40 Portfolio              (BHFTII) Brighthouse Asset Allocation 40 Portfolio
(MSF) MetLife Asset Allocation 60 Portfolio              (BHFTII) Brighthouse Asset Allocation 60 Portfolio
(MSF) MetLife Asset Allocation 80 Portfolio              (BHFTII) Brighthouse Asset Allocation 80 Portfolio
(MSF) MSCI EAFE Index Portfolio                          (BHFTII) MetLife MSCI EAFE Index Portfolio
(MSF) Russell 2000 Index Portfolio                       (BHFTII) MetLife Russell 2000 Index Portfolio

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES -- (CONCLUDED)


(MSF) Van Eck Global Natural Resources Portfolio       (BHFTII) VanEck Global Natural Resources Portfolio
Oppenheimer VA Core Bond Portfolio                     Oppenheimer VA Total Return Bond Portfolio

TRUST NAME CHANGES:

Former Name                                               New Name

Met Investors Series Trust (MIST)                         Brighthouse Funds Trust I (BHFTI)
Metropolitan Series Fund (MSF)                            Brighthouse Funds Trust II (BHFTII)
Universal Institutional Funds (UIF)                       Morgan Stanley Variable Insurance Fund, Inc (VIF)

ADVISER NAME CHANGE:

Former Name                                           New Name

MetLife Advisers, LLC                                 Brighthouse Investment Advisers, LLC

SEPARATE ACCOUNT NAME CHANGE:

Former Name                                           New Name

MetLife Investors USA Separate Account A              Brighthouse Separate Account A

LIQUIDATION:

EnTrustPermal Alternative Select VIT Portfolio
VanEck VIP Long/Short Equity Index Fund


4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of a portfolio, series, or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 6.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In March 2015, the FASB issued new guidance to improve fair value measurement guidance (ASU 2015-07, FAIR VALUE MEASUREMENT (TOPIC 820): DISCLOSURE FOR INVESTMENTS IN CERTAIN ENTITIES THAT CALCULATE NET ASSET VALUE PER SHARE (OR ITS EQUIVALENT)), effective for fiscal years beginning after December 15, 2015 and interim periods within those years. The objective of this update is to address the diversity in practice related to how certain investments measured at NAV with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. The amendments in the ASU remove the requirement to categorize within the fair value hierarchy all investments for which the fair value is measured using the NAV per share practical expedient. Effective January 1, 2016, the Separate Account adopted this guidance. The adoption resulted in removal of the related disclosures in
Note 4.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

     Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)


      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

      Distribution Expense -- The risk that surrender charges will be insufficient to cover the actual costs of distribution which includes commissions, fees, registration costs, direct and indirect selling expenses.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Guaranteed Withdrawal Benefit for Life -- For an additional charge that includes the Mortality and Expense Risk charge and a Guaranteed Withdrawal Benefit, the Company will guarantee the periodic return on the investment for life of a single annuitant or joint annuitants.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2017:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 0.70% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.10% - 0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                               0.15% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Distribution Expense                                                                                                0.10%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                             1.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit for Life                                                                     1.90% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                                       0.25%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2017:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                         0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.70%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                       0.50% - 1.15%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.35%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.50% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee ranging from $30 to $50 is assessed on an annual basis for Contracts with a value of less than $50,000 to $75,000. A transfer fee ranging from $0 to $25 may be deducted after twelve transfers are made in a contract year or, for certain contracts, 2% of the amount transferred from the contract value, if less. For certain Contracts, an administrative charge is also assessed which ranges from $12 to $29.50 for each Sub-Account in which the contract owner invests (waived if purchase payments equal or exceed $2,000 in the year, or if the account value is $10,000 or more at year end). For other Contracts, the administrative charge is $21.50 plus $2.50 for each Sub-Account selected, subject to the same waiver terms. In addition, the Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. For certain Contracts, a transaction charge of the lesser of $10 or 2% of the surrender is imposed on surrenders and a $10 charge is assessed for annuitizations. For those contract owners who choose optional living benefit riders or certain optional death benefit riders, these charges range from 0.15% to 1.80% of the benefit base and are charged at each contract anniversary date. These charges are paid to the Company and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

The BHFTI and BHFTII Trusts currently offer shares of their portfolios to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investment Advisers, LLC ("Brighthouse Advisers"), an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of the BHFTI and BHFTII Trusts.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                           FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2017              DECEMBER 31, 2017
                                                                    -----------------------------    -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                       SHARES         COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                    ------------   --------------    --------------   --------------
     Alger Small Cap Growth Sub-Account...........................     2,221,976       57,097,206           308,217        5,361,421
     American Funds Bond Sub-Account..............................    12,700,182      136,004,677        13,193,738       10,404,923
     American Funds Global Growth Sub-Account.....................    10,368,921      237,280,865        14,753,025       49,573,745
     American Funds Global Small Capitalization Sub-Account.......     4,845,957       97,113,681         2,089,283       14,552,000
     American Funds Growth Sub-Account............................    10,158,395      594,578,397        78,537,301      131,212,294
     American Funds Growth-Income Sub-Account.....................     8,117,759      320,503,672        38,511,297       46,818,708
     BHFTI AB Global Dynamic Allocation Sub-Account...............   259,787,965    2,645,061,784        47,630,259      293,526,759
     BHFTI Allianz Global Investors Dynamic Multi-Asset Plus
       Sub-Account................................................     9,569,620      102,155,312        22,927,961        3,546,170
     BHFTI American Funds Balanced Allocation Sub-Account.........   322,147,648    2,954,588,283       226,586,087      267,034,003
     BHFTI American Funds Growth Allocation Sub-Account...........   192,870,060    1,661,422,109       170,038,172      155,437,868
     BHFTI American Funds Growth Sub-Account......................    66,831,175      608,896,317        85,179,299       88,082,599
     BHFTI American Funds Moderate Allocation Sub-Account.........   159,042,668    1,484,590,737       102,056,907      158,087,691
     BHFTI AQR Global Risk Balanced Sub-Account...................   253,548,290    2,640,286,277       155,505,088      245,726,511
     BHFTI BlackRock Global Tactical Strategies Sub-Account.......   475,268,382    4,681,450,537        96,014,570      481,929,674
     BHFTI BlackRock High Yield Sub-Account.......................    30,022,451      239,471,410        18,419,332       22,482,509
     BHFTI Brighthouse Asset Allocation 100 Sub-Account...........    46,422,132      499,388,654        44,638,006       68,504,989
     BHFTI Brighthouse Balanced Plus Sub-Account..................   667,687,668    6,898,573,977       566,675,131      310,268,900
     BHFTI Brighthouse Small Cap Value Sub-Account................    15,497,869      219,510,528        16,975,206       39,538,550
     BHFTI Brighthouse/Aberdeen Emerging Markets Equity
       Sub-Account................................................    37,761,000      363,473,600        12,192,860       51,868,506
     BHFTI Brighthouse/Artisan International Sub-Account..........        27,721          262,470            41,729           38,777
     BHFTI Brighthouse/Eaton Vance Floating Rate Sub-Account......     6,091,431       62,769,177        10,217,646       12,364,550
     BHFTI Brighthouse/Franklin Low Duration Total Return
       Sub-Account................................................    15,659,869      154,426,343        18,297,289       13,440,879
     BHFTI Brighthouse/Templeton International Bond Sub-Account...     3,761,591       42,681,627         1,444,315        3,531,936
     BHFTI Brighthouse/Wellington Large Cap Research
       Sub-Account................................................     1,025,081       10,903,485         1,122,798        2,586,272
     BHFTI Clarion Global Real Estate Sub-Account.................    21,750,078      248,661,534        12,559,936       24,246,731
     BHFTI ClearBridge Aggressive Growth Sub-Account..............    26,330,865      272,342,562         9,952,541       75,503,823
     BHFTI Harris Oakmark International Sub-Account...............    40,138,957      562,695,476        26,255,186       91,730,076
     BHFTI Invesco Balanced-Risk Allocation Sub-Account...........   101,793,579    1,042,969,390       165,425,449       66,164,326
     BHFTI Invesco Comstock Sub-Account...........................    47,391,077      567,629,742        40,746,007       96,282,985
     BHFTI Invesco Small Cap Growth Sub-Account...................    22,715,272      313,929,765        38,882,593       43,619,631
     BHFTI JPMorgan Core Bond Sub-Account.........................    33,340,305      348,488,348        25,921,052       25,052,068
     BHFTI JPMorgan Global Active Allocation Sub-Account..........    94,305,469    1,032,038,511        60,578,265       68,777,430
     BHFTI JPMorgan Small Cap Value Sub-Account...................     1,381,217       19,868,202         1,964,520        3,367,402
     BHFTI Loomis Sayles Global Markets Sub-Account...............     8,765,874      107,447,916         5,000,999       25,125,674
     BHFTI MetLife Multi-Index Targeted Risk Sub-Account..........    73,690,458      859,571,627        72,493,848       36,531,213
     BHFTI MFS Research International Sub-Account.................    21,822,832      236,631,411         9,311,113       41,333,652
     BHFTI Morgan Stanley Mid Cap Growth Sub-Account..............    12,706,148      139,569,778         2,846,401       34,593,027
     BHFTI Oppenheimer Global Equity Sub-Account..................     2,575,302       45,443,636           711,211       13,136,798
     BHFTI PanAgora Global Diversified Risk Sub-Account...........    13,275,130      141,520,515        55,319,154       21,240,350
     BHFTI PIMCO Inflation Protected Bond Sub-Account.............    64,229,497      694,146,502        35,668,596       36,196,425
     BHFTI PIMCO Total Return Sub-Account.........................   130,430,297    1,529,807,166        73,089,039       68,737,345
     BHFTI Pyramis Government Income Sub-Account..................    54,606,998      586,156,710        20,046,240       95,202,738
     BHFTI Schroders Global Multi-Asset II Sub-Account............    39,520,547      439,955,650        51,765,897       22,501,318
     BHFTI Schroders Global Multi-Asset Sub-Account...............    48,814,464      539,363,609        27,773,367       40,746,500
     BHFTI SSGA Growth and Income ETF Sub-Account.................   107,928,748    1,181,710,460        40,009,856      148,255,362
     BHFTI SSGA Growth ETF Sub-Account............................    38,516,444      407,908,864        24,290,905       56,997,165
     BHFTI T. Rowe Price Large Cap Value Sub-Account..............    22,274,732      622,076,941        87,857,040       90,720,186
     BHFTI T. Rowe Price Mid Cap Growth Sub-Account...............    45,413,234      412,148,475        50,552,756       77,038,753
     BHFTI TCW Core Fixed Income Sub-Account......................        34,240          347,565            80,510           27,534
     BHFTI Victory Sycamore Mid Cap Value Sub-Account.............    13,044,154      219,599,119         6,991,986       30,007,385

(a)  For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                           FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2017              DECEMBER 31, 2017
                                                                    -----------------------------    -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                       SHARES         COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                    ------------   --------------    --------------   --------------
     BHFTI Wells Capital Management Mid Cap Value Sub-Account.....    10,449,378      135,887,881         3,348,830       19,397,744
     BHFTII Baillie Gifford International Stock Sub-Account.......    18,946,699      178,990,488         6,482,087       47,287,083
     BHFTII BlackRock Bond Income Sub-Account.....................       686,606       73,224,843         7,769,014       10,383,846
     BHFTII BlackRock Capital Appreciation Sub-Account............       375,856       11,472,653         1,203,621        3,181,911
     BHFTII BlackRock Ultra-Short Term Bond Sub-Account...........     2,919,087      292,050,234        39,072,513       90,651,234
     BHFTII Brighthouse Asset Allocation 20 Sub-Account...........     9,493,581      103,644,691        29,115,394       30,159,755
     BHFTII Brighthouse Asset Allocation 40 Sub-Account...........   320,041,712    3,842,133,369       195,537,026      576,131,122
     BHFTII Brighthouse Asset Allocation 60 Sub-Account...........   519,898,084    6,577,005,464       371,252,633      745,063,683
     BHFTII Brighthouse Asset Allocation 80 Sub-Account...........   422,921,817    5,818,201,681       411,326,732      666,316,416
     BHFTII Brighthouse/Artisan Mid Cap Value Sub-Account.........       826,943      177,797,328         4,640,945       38,249,249
     BHFTII Brighthouse/Dimensional International Small Company
       Sub-Account................................................     4,752,802       65,999,095        10,611,586        8,995,822
     BHFTII Brighthouse/Wellington Core Equity Opportunities
       Sub-Account................................................    25,905,846      742,598,822        52,343,314      107,865,755
     BHFTII Frontier Mid Cap Growth Sub-Account...................     2,085,499       62,514,011         4,128,678       11,681,472
     BHFTII Jennison Growth Sub-Account...........................    30,556,771      378,626,036        39,243,420       96,080,660
     BHFTII Loomis Sayles Small Cap Core Sub-Account..............        52,283       12,358,781         2,347,433        3,335,049
     BHFTII Loomis Sayles Small Cap Growth Sub-Account............        24,492          322,028            28,772           37,412
     BHFTII MetLife Aggregate Bond Index Sub-Account..............    29,466,891      320,174,945        35,016,661       30,772,844
     BHFTII MetLife Mid Cap Stock Index Sub-Account...............     8,359,420      130,878,659        21,293,434       17,971,546
     BHFTII MetLife MSCI EAFE Index Sub-Account...................     8,602,224      102,894,929         9,846,357       14,072,824
     BHFTII MetLife Russell 2000 Index Sub-Account................     7,110,587      112,976,710        16,487,019       20,179,671
     BHFTII MetLife Stock Index Sub-Account.......................    12,368,319      431,137,435        44,049,133       91,543,488
     BHFTII MFS Total Return Sub-Account..........................       244,342       36,777,334         5,649,264        5,728,251
     BHFTII MFS Value II Sub-Account..............................       520,595        4,935,467           546,099          882,403
     BHFTII MFS Value Sub-Account.................................    18,303,296      272,041,009        29,841,465       37,707,711
     BHFTII Neuberger Berman Genesis Sub-Account..................     6,105,348       91,777,226        12,544,041       17,672,824
     BHFTII T. Rowe Price Large Cap Growth Sub-Account............    10,493,907      221,397,346        33,515,708       27,706,148
     BHFTII T. Rowe Price Small Cap Growth Sub-Account............       600,034       11,087,652         2,302,133        3,043,902
     BHFTII VanEck Global Natural Resources Sub-Account...........     8,222,352       98,043,114        14,034,479       14,100,085
     BHFTII Western Asset Management Strategic Bond Opportunities
       Sub-Account................................................    76,824,771      998,478,163        56,154,050       81,546,304
     BHFTII Western Asset Management U.S. Government
       Sub-Account................................................    21,057,679      252,415,290        13,545,607       17,931,709
     BlackRock Global Allocation V.I. Sub-Account.................       202,121        2,770,013           270,216          143,809
     Deutsche I CROCI International VIP Sub-Account...............     1,695,710       15,737,121         1,041,650        1,364,658
     Federated High Income Bond Sub-Account.......................           295            2,040             1,871           26,351
     Federated Kaufman Sub-Account................................         3,078           44,783             5,496            1,896
     Fidelity VIP Asset Manager Sub-Account.......................     4,745,108       72,525,862         9,540,739        8,099,323
     Fidelity VIP Contrafund Sub-Account..........................    16,588,759      447,916,337        44,404,354       73,408,651
     Fidelity VIP Equity-Income Sub-Account.......................       208,260        4,626,873           188,107          357,326
     Fidelity VIP FundsManager 50% Sub-Account....................   347,922,072    4,102,889,249        81,226,508      413,397,986
     Fidelity VIP FundsManager 60% Sub-Account....................   222,500,925    2,235,272,144        92,380,439      861,738,275
     Fidelity VIP Government Money Market Sub-Account.............    17,602,168       17,602,168         1,944,974        3,298,044
     Fidelity VIP Growth Sub-Account..............................     2,391,447      100,354,814        12,393,740       16,387,521
     Fidelity VIP Index 500 Sub-Account...........................       243,668       33,010,597         1,334,445        8,391,483
     Fidelity VIP Mid Cap Sub-Account.............................    11,753,847      351,081,713        22,852,547       46,071,371
     Fidelity VIP Overseas Sub-Account............................       198,673        3,662,135           152,072          484,051
     FTVIPT Franklin Income VIP Sub-Account.......................    16,045,937      241,673,131        12,172,664       26,175,181
     FTVIPT Franklin Mutual Shares VIP Sub-Account................     6,559,085      117,414,053         9,359,551       13,115,207
     FTVIPT Franklin Small Cap Value VIP Sub-Account..............     6,635,169      112,869,196        12,240,426       12,482,403
     FTVIPT Templeton Foreign VIP Sub-Account.....................     4,569,070       67,453,355         2,821,405        9,700,060
     FTVIPT Templeton Global Bond VIP Sub-Account.................    12,570,334      229,567,770         3,462,186       13,291,931
     Invesco V.I. American Franchise Sub-Account..................           237           13,253             1,129              920

(a)  For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                         FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2017            DECEMBER 31, 2017
                                                                    ----------------------------   -------------------------------
                                                                                                      COST OF          PROCEEDS
                                                                      SHARES         COST ($)      PURCHASES ($)    FROM SALES ($)
                                                                    -----------    -------------   -------------    --------------
     Invesco V.I. Core Equity Sub-Account.........................        3,543           98,142           7,914            58,345
     Invesco V.I. Equity and Income Sub-Account...................   35,957,940      529,574,765      26,566,141        45,941,660
     Invesco V.I. Growth and Income Sub-Account...................           49              907              95                83
     Invesco V.I. International Growth Sub-Account................    6,850,301      188,929,488       4,177,059        28,829,195
     Ivy VIP Asset Strategy Sub-Account...........................       35,550          325,593          92,096            37,220
     LMPVET ClearBridge Variable Aggressive Growth
       Sub-Account................................................   11,835,969      241,680,734      33,064,027        30,138,963
     LMPVET ClearBridge Variable Appreciation Sub-Account.........   10,773,746      293,331,294      30,035,444        40,838,833
     LMPVET ClearBridge Variable Dividend Strategy
       Sub-Account................................................   11,214,199      134,250,424       7,591,172        18,085,539
     LMPVET ClearBridge Variable Large Cap Growth Sub-Account.....      132,429        2,527,191         482,877           930,102
     LMPVET ClearBridge Variable Large Cap Value Sub-Account......      327,423        5,771,034         713,746         3,028,824
     LMPVET ClearBridge Variable Small Cap Growth
       Sub-Account................................................    4,390,170       79,662,269       5,518,460        15,874,299
     LMPVET QS Variable Conservative Growth Sub-Account...........    2,741,297       35,551,719       5,519,854         4,167,226
     LMPVET QS Variable Growth Sub-Account........................    6,193,519       79,628,757      15,646,297         9,941,676
     LMPVET QS Variable Moderate Growth Sub-Account...............       57,709          696,908         166,176           266,452
     LMPVIT Western Asset Variable Global High Yield Bond
       Sub-Account................................................   11,993,088       95,179,954       6,303,545         9,437,097
     MFS VIT Investors Trust Sub-Account..........................          201            4,194             258             4,175
     MFS VIT New Discovery Sub-Account............................          327            5,058             112            38,927
     MFS VIT Research Sub-Account.................................          716           14,010           1,564             4,672
     Neuberger Berman Genesis Sub-Account.........................           96            3,955             916             2,071
     Oppenheimer VA Global Multi-Alternatives Sub-Account (a).....       25,861          256,834         263,662             6,736
     Oppenheimer VA Government Money Sub-Account..................        3,223            3,223              12               187
     Oppenheimer VA Main Street Small Cap Sub-Account.............    4,590,311       83,330,996       7,997,281        14,632,969
     Oppenheimer VA Main Street Sub-Account.......................        3,534           82,015           3,194             5,216
     Oppenheimer VA Total Return Bond Sub-Account.................          328            3,260              61             3,295
     PIMCO VIT Commodity RealReturn Strategy Sub-Account..........       65,068          503,882         124,560            84,523
     PIMCO VIT Emerging Markets Bond Sub-Account..................       70,130          882,396         313,419            73,333
     PIMCO VIT Unconstrained Bond Sub-Account.....................       53,526          544,059          70,438            84,075
     Pioneer VCT Mid Cap Value Sub-Account........................    3,324,413       61,000,500       7,339,721         7,689,481
     Pioneer VCT Real Estate Shares Sub-Account...................       15,788          254,861          36,741            31,339
     T. Rowe Price Government Money Sub-Account...................      389,381          389,381          19,273           162,577
     T. Rowe Price Growth Stock Sub-Account.......................      127,636        5,327,155       1,531,264         1,088,943
     T. Rowe Price International Stock Sub-Account................       27,718          408,330          56,319             8,131
     TAP 1919 Variable Socially Responsive Balanced Sub-Account...        5,261          138,341          12,186            20,504
     VIF Global Infrastructure Sub-Account........................       69,456          544,736         115,530           101,789

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:



                                       ALGER SMALL CAP GROWTH             AMERICAN FUNDS BOND         AMERICAN FUNDS GLOBAL GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2017             2016            2017             2016            2017             2016
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........       3,200,478        3,508,832        7,293,353       8,159,989        6,980,723       7,480,782
Units issued and transferred
   from other funding options....          73,929           80,179        1,163,765         772,477          473,951         522,007
Units redeemed and transferred to
   other funding options.........       (340,567)        (388,533)      (1,118,733)     (1,639,113)      (1,240,010)     (1,022,066)
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------
Units end of year................       2,933,840        3,200,478        7,338,385       7,293,353        6,214,664       6,980,723
                                   ==============  ===============  ===============  ==============  ===============  ==============


                                           AMERICAN FUNDS
                                     GLOBAL SMALL CAPITALIZATION         AMERICAN FUNDS GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                         2017            2016             2017            2016
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........        2,939,876       3,123,694        2,741,584        3,075,557
Units issued and transferred
   from other funding options....          155,730         272,900           49,296           75,722
Units redeemed and transferred to
   other funding options.........        (398,169)       (456,718)        (438,679)        (409,695)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................        2,697,437       2,939,876        2,352,201        2,741,584
                                   ===============  ==============  ===============  ===============



                                    AMERICAN FUNDS GROWTH-INCOME
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2017            2016
                                   --------------  ---------------

Units beginning of year..........       2,163,637        2,179,793
Units issued and transferred
   from other funding options....         421,891          286,066
Units redeemed and transferred to
   other funding options.........       (303,257)        (302,222)
                                   --------------  ---------------
Units end of year................       2,282,271        2,163,637
                                   ==============  ===============

                                              BHFTI AB              BHFTI ALLIANZ GLOBAL INVESTORS        BHFTI AMERICAN FUNDS
                                      GLOBAL DYNAMIC ALLOCATION        DYNAMIC MULTI-ASSET PLUS            BALANCED ALLOCATION
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2017            2016             2017             2016            2017            2016
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........     252,960,506      263,678,991      79,436,316       59,800,997     234,371,003      246,263,553
Units issued and transferred
   from other funding options....       7,309,600       19,318,402      27,187,994       33,904,838      12,732,269       15,335,939
Units redeemed and transferred to
   other funding options.........    (26,228,236)     (30,036,887)    (11,271,418)     (14,269,519)    (26,779,676)     (27,228,489)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................     234,041,870      252,960,506      95,352,892       79,436,316     220,323,596      234,371,003
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                        BHFTI AMERICAN FUNDS                     BHFTI                    BHFTI AMERICAN FUNDS
                                          GROWTH ALLOCATION              AMERICAN FUNDS GROWTH             MODERATE ALLOCATION
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2017            2016             2017            2016             2017             2016
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........     128,517,470      137,469,623      77,428,972       77,730,599     121,315,385      126,162,585
Units issued and transferred
   from other funding options....       9,046,966        8,565,324      10,380,251       12,677,891       4,847,161        9,031,479
Units redeemed and transferred to
   other funding options.........    (15,552,044)     (17,517,477)    (13,940,213)     (12,979,518)    (14,232,597)     (13,878,679)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................     122,012,392      128,517,470      73,869,010       77,428,972     111,929,949      121,315,385
                                   ==============  ===============  ==============  ===============  ==============  ===============

                                              BHFTI AQR                    BHFTI BLACKROCK
                                        GLOBAL RISK BALANCED         GLOBAL TACTICAL STRATEGIES        BHFTI BLACKROCK HIGH YIELD
                                             SUB-ACCOUNT                     SUB-ACCOUNT                       SUB-ACCOUNT
                                   ------------------------------  -------------------------------  --------------------------------
                                        2017            2016             2017            2016             2017            2016
                                   --------------  --------------  ---------------  --------------  ---------------  ---------------

Units beginning of year..........     221,364,216     241,508,750      421,174,334     445,213,023        8,860,074        9,031,674
Units issued and transferred
   from other funding options....       8,275,088      10,345,425       10,727,762      23,672,589          913,219        2,059,900
Units redeemed and transferred to
   other funding options.........    (27,140,580)    (30,489,959)     (43,585,741)    (47,711,278)      (1,371,519)      (2,231,500)
                                   --------------  --------------  ---------------  --------------  ---------------  ---------------
Units end of year................     202,498,724     221,364,216      388,316,355     421,174,334        8,401,774        8,860,074
                                   ==============  ==============  ===============  ==============  ===============  ===============


                                                 BHFTI                             BHFTI
                                   BRIGHTHOUSE ASSET ALLOCATION 100      BRIGHTHOUSE BALANCED PLUS
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   ---------------------------------  -------------------------------
                                         2017            2016              2017             2016
                                    --------------  ---------------   --------------  ---------------

Units beginning of year..........       33,538,308       37,143,227      536,906,397      552,214,291
Units issued and transferred
   from other funding options....          978,836        1,378,487       43,732,562       46,998,673
Units redeemed and transferred to
   other funding options.........      (3,928,102)      (4,983,406)     (52,428,211)     (62,306,567)
                                    --------------  ---------------   --------------  ---------------
Units end of year................       30,589,042       33,538,308      528,210,748      536,906,397
                                    ==============  ===============   ==============  ===============


                                                BHFTI
                                     BRIGHTHOUSE SMALL CAP VALUE
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2017             2016
                                   ---------------  --------------

Units beginning of year..........        9,362,462      10,725,811
Units issued and transferred
   from other funding options....          946,259         854,348
Units redeemed and transferred to
   other funding options.........      (1,972,742)     (2,217,697)
                                   ---------------  --------------
Units end of year................        8,335,979       9,362,462
                                   ===============  ==============

                                     BHFTI BRIGHTHOUSE/ABERDEEN            BHFTI BRIGHTHOUSE/
                                       EMERGING MARKETS EQUITY            ARTISAN INTERNATIONAL
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2017             2016             2017             2016
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........      39,351,974       42,624,617           27,485           12,794
Units issued and transferred
   from other funding options....       3,778,220        5,229,977            4,289           17,546
Units redeemed and transferred to
   other funding options.........     (7,207,060)      (8,502,620)          (3,626)          (2,855)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................      35,923,134       39,351,974           28,148           27,485
                                   ==============  ===============  ===============  ===============


                                          BHFTI BRIGHTHOUSE/           BHFTI BRIGHTHOUSE/FRANKLIN
                                       EATON VANCE FLOATING RATE        LOW DURATION TOTAL RETURN
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2017            2016             2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        5,632,610        5,985,329       14,680,889       16,246,958
Units issued and transferred
   from other funding options....        1,227,758        1,371,315        3,497,683        3,444,662
Units redeemed and transferred to
   other funding options.........      (1,536,239)      (1,724,034)      (2,980,166)      (5,010,731)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        5,324,129        5,632,610       15,198,406       14,680,889
                                   ===============  ===============  ===============  ===============


                                     BHFTI BRIGHTHOUSE/TEMPLETON      BHFTI BRIGHTHOUSE/WELLINGTON
                                         INTERNATIONAL BOND                LARGE CAP RESEARCH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2017             2016             2017             2016
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........       3,153,303        3,361,116          931,137        1,013,512
Units issued and transferred
   from other funding options....         313,147          486,091           28,514           43,104
Units redeemed and transferred to
   other funding options.........       (433,845)        (693,904)        (134,455)        (125,479)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................       3,032,605        3,153,303          825,196          931,137
                                   ==============  ===============  ===============  ===============

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                                BHFTI                             BHFTI
                                     CLARION GLOBAL REAL ESTATE       CLEARBRIDGE AGGRESSIVE GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2017            2016             2017             2016
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........       14,214,001       15,477,002      31,716,282       35,697,833
Units issued and transferred
   from other funding options....        1,423,759        1,636,352       2,581,853        4,081,680
Units redeemed and transferred to
   other funding options.........      (2,302,052)      (2,899,353)     (6,444,623)      (8,063,231)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................       13,335,708       14,214,001      27,853,512       31,716,282
                                   ===============  ===============  ==============  ===============


                                                BHFTI                              BHFTI
                                    HARRIS OAKMARK INTERNATIONAL     INVESCO BALANCED-RISK ALLOCATION
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  ---------------------------------
                                         2017            2016              2017             2016
                                   ---------------  ---------------   --------------  ---------------

Units beginning of year..........       23,007,569       25,339,005      818,076,929      749,414,346
Units issued and transferred
   from other funding options....        2,373,311        3,176,397      139,994,207      178,177,883
Units redeemed and transferred to
   other funding options.........      (4,661,046)      (5,507,833)    (130,712,707)    (109,515,300)
                                   ---------------  ---------------   --------------  ---------------
Units end of year................       20,719,834       23,007,569      827,358,429      818,076,929
                                   ===============  ===============   ==============  ===============


                                                                                 BHFTI
                                       BHFTI INVESCO COMSTOCK          INVESCO SMALL CAP GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------
                                        2017             2016            2017             2016
                                   ---------------  --------------  --------------  ---------------

Units beginning of year..........       36,743,760      39,951,458      10,669,549       11,537,860
Units issued and transferred
   from other funding options....        2,531,336       3,419,052       1,042,101        1,540,952
Units redeemed and transferred to
   other funding options.........      (6,357,778)     (6,626,750)     (2,121,996)      (2,409,263)
                                   ---------------  --------------  --------------  ---------------
Units end of year................       32,917,318      36,743,760       9,589,654       10,669,549
                                   ===============  ==============  ==============  ===============

                                                                            BHFTI JPMORGAN                        BHFTI
                                      BHFTI JPMORGAN CORE BOND         GLOBAL ACTIVE ALLOCATION         JPMORGAN SMALL CAP VALUE
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2017             2016            2017             2016            2017             2016
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........      31,064,359       31,401,600      848,098,850     828,919,735        1,141,302       1,287,553
Units issued and transferred
   from other funding options....       5,230,640        5,804,842       96,824,848     155,414,383           66,964          78,756
Units redeemed and transferred to
   other funding options.........     (5,434,616)      (6,142,083)    (116,875,900)   (136,235,268)        (175,606)       (225,007)
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------
Units end of year................      30,860,383       31,064,359      828,047,798     848,098,850        1,032,660       1,141,302
                                   ==============  ===============  ===============  ==============  ===============  ==============


                                                BHFTI                        BHFTI METLIFE
                                    LOOMIS SAYLES GLOBAL MARKETS       MULTI-INDEX TARGETED RISK
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                         2017            2016             2017            2016
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........        8,505,955       9,530,128      583,908,748      435,062,012
Units issued and transferred
   from other funding options....          510,413         976,077       86,847,499      213,057,814
Units redeemed and transferred to
   other funding options.........      (1,566,409)     (2,000,250)     (68,431,096)     (64,211,078)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................        7,449,959       8,505,955      602,325,151      583,908,748
                                   ===============  ==============  ===============  ===============


                                              BHFTI MFS
                                       RESEARCH INTERNATIONAL
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2017             2016
                                   --------------  ---------------

Units beginning of year..........      16,956,442       18,156,340
Units issued and transferred
   from other funding options....       1,073,153        1,542,675
Units redeemed and transferred to
   other funding options.........     (3,043,455)      (2,742,573)
                                   --------------  ---------------
Units end of year................      14,986,140       16,956,442
                                   ==============  ===============

                                          BHFTI MORGAN STANLEY                     BHFTI
                                             MID CAP GROWTH              OPPENHEIMER GLOBAL EQUITY
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2017             2016            2017            2016
                                     ---------------  --------------  --------------  ---------------

Units beginning of year............       12,770,536      12,648,258       2,333,207        2,520,098
Units issued and transferred
   from other funding options......          831,232       1,794,662          44,666          236,785
Units redeemed and transferred to
   other funding options...........      (2,275,279)     (1,672,384)       (438,398)        (423,676)
                                     ---------------  --------------  --------------  ---------------
Units end of year..................       11,326,489      12,770,536       1,939,475        2,333,207
                                     ===============  ==============  ==============  ===============


                                            BHFTI PANAGORA                     BHFTI PIMCO
                                        GLOBAL DIVERSIFIED RISK         INFLATION PROTECTED BOND         BHFTI PIMCO TOTAL RETURN
                                              SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                     ------------------------------  -------------------------------  ------------------------------
                                          2017            2016            2017             2016            2017            2016
                                     --------------  --------------  --------------  ---------------  --------------  --------------

Units beginning of year............      95,787,147      21,772,279      43,749,123       46,098,333      84,045,933      91,772,688
Units issued and transferred
   from other funding options......      68,660,741      90,776,007       6,838,374        5,877,834      11,101,098      10,440,405
Units redeemed and transferred to
   other funding options...........    (35,676,114)    (16,761,139)     (6,860,372)      (8,227,044)    (11,504,105)    (18,167,160)
                                     --------------  --------------  --------------  ---------------  --------------  --------------
Units end of year..................     128,771,774      95,787,147      43,727,125       43,749,123      83,642,926      84,045,933
                                     ==============  ==============  ==============  ===============  ==============  ==============


                                                  BHFTI
                                        PYRAMIS GOVERNMENT INCOME
                                               SUB-ACCOUNT
                                     -------------------------------
                                           2017            2016
                                     ---------------  --------------

Units beginning of year............       59,975,014      60,149,269
Units issued and transferred
   from other funding options......        5,408,710      18,530,743
Units redeemed and transferred to
   other funding options...........     (12,781,312)    (18,704,998)
                                     ---------------  --------------
Units end of year..................       52,602,412      59,975,014
                                     ===============  ==============

                                          BHFTI SCHRODERS                  BHFTI SCHRODERS                    BHFTI SSGA
                                       GLOBAL MULTI-ASSET II             GLOBAL MULTI-ASSET              GROWTH AND INCOME ETF
                                            SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  -------------------------------  -------------------------------
                                        2017            2016             2017            2016             2017            2016
                                   --------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........      36,164,251      31,417,980      459,001,172     467,251,015       85,949,744      93,774,991
Units issued and transferred
   from other funding options....       8,314,644      10,679,496       42,041,385      58,310,305        3,342,742       3,654,848
Units redeemed and transferred to
   other funding options.........     (5,965,608)     (5,933,225)     (58,964,646)    (66,560,148)     (11,078,723)    (11,480,095)
                                   --------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................      38,513,287      36,164,251      442,077,911     459,001,172       78,213,763      85,949,744
                                   ==============  ==============  ===============  ==============  ===============  ==============


                                                                                 BHFTI                            BHFTI
                                        BHFTI SSGA GROWTH ETF        T. ROWE PRICE LARGE CAP VALUE    T. ROWE PRICE MID CAP GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2017             2016            2017             2016            2017             2016
                                   ---------------  --------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........       30,512,706      32,991,663      11,082,070       12,150,155      25,320,043       27,786,712
Units issued and transferred
   from other funding options....        1,656,294       2,024,267         694,387        1,028,927       1,816,483        2,545,274
Units redeemed and transferred to
   other funding options.........      (4,128,730)     (4,503,224)     (1,692,808)      (2,097,012)     (4,853,941)      (5,011,943)
                                   ---------------  --------------  --------------  ---------------  --------------  ---------------
Units end of year................       28,040,270      30,512,706      10,083,649       11,082,070      22,282,585       25,320,043
                                   ===============  ==============  ==============  ===============  ==============  ===============

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                                                             BHFTI VICTORY                 BHFTI WELLS CAPITAL
                                     BHFTI TCW CORE FIXED INCOME        SYCAMORE MID CAP VALUE          MANAGEMENT MID CAP VALUE
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2017            2016            2017             2016            2017             2016
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........           29,430           7,421       7,068,224        7,308,379        5,715,456       6,513,771
Units issued and transferred
   from other funding options....            7,916          25,027         777,950        1,000,977          464,666         550,368
Units redeemed and transferred to
   other funding options.........          (2,780)         (3,018)     (1,336,850)      (1,241,132)      (1,087,678)     (1,348,683)
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------
Units end of year................           34,566          29,430       6,509,324        7,068,224        5,092,444       5,715,456
                                   ===============  ==============  ==============  ===============  ===============  ==============


                                           BHFTII BAILLIE
                                     GIFFORD INTERNATIONAL STOCK      BHFTII BLACKROCK BOND INCOME
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2017            2016             2017             2016
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........       22,804,816       24,846,295       1,269,349        1,196,294
Units issued and transferred
   from other funding options....        1,193,108        2,167,017         185,324          289,844
Units redeemed and transferred to
   other funding options.........      (4,612,286)      (4,208,496)       (243,956)        (216,789)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................       19,385,638       22,804,816       1,210,717        1,269,349
                                   ===============  ===============  ==============  ===============


                                          BHFTII BLACKROCK
                                        CAPITAL APPRECIATION
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2017             2016
                                   ---------------  --------------

Units beginning of year..........          584,767         579,182
Units issued and transferred
   from other funding options....           31,373          93,393
Units redeemed and transferred to
   other funding options.........        (105,234)        (87,808)
                                   ---------------  --------------
Units end of year................          510,906         584,767
                                   ===============  ==============

                                           BHFTII BLACKROCK                      BHFTII
                                         ULTRA-SHORT TERM BOND       BRIGHTHOUSE ASSET ALLOCATION 20
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016            2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       33,915,071       39,040,662        7,192,154        4,782,874
Units issued and transferred
   from other funding options....        9,070,046       22,705,149        2,264,541        5,207,792
Units redeemed and transferred to
   other funding options.........     (14,222,243)     (27,830,740)      (2,497,487)      (2,798,512)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       28,762,874       33,915,071        6,959,208        7,192,154
                                   ===============  ===============  ===============  ===============


                                                BHFTII                             BHFTII
                                    BRIGHTHOUSE ASSET ALLOCATION 40    BRIGHTHOUSE ASSET ALLOCATION 60
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  ---------------------------------
                                        2017              2016              2017             2016
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........      266,351,270      297,958,878       407,551,536      446,107,386
Units issued and transferred
   from other funding options....        4,120,087        6,249,604         8,130,613       12,125,390
Units redeemed and transferred to
   other funding options.........     (37,193,685)     (37,857,212)      (46,291,636)     (50,681,240)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................      233,277,672      266,351,270       369,390,513      407,551,536
                                   ===============  ===============   ===============  ===============


                                                BHFTII                  BHFTII BRIGHTHOUSE/ARTISAN
                                    BRIGHTHOUSE ASSET ALLOCATION 80            MID CAP VALUE
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   ---------------------------------  --------------------------------
                                         2017             2016             2017              2016
                                   ----------------  ---------------  ---------------  ---------------

Units beginning of year..........       353,810,551      388,323,652        9,275,939       10,052,598
Units issued and transferred
   from other funding options....         6,230,447        7,664,067          755,020        1,328,066
Units redeemed and transferred to
   other funding options.........      (39,182,716)     (42,177,168)      (2,051,107)      (2,104,725)
                                   ----------------  ---------------  ---------------  ---------------
Units end of year................       320,858,282      353,810,551        7,979,852        9,275,939
                                   ================  ===============  ===============  ===============

                                   BHFTII BRIGHTHOUSE/DIMENSIONAL     BHFTII BRIGHTHOUSE/WELLINGTON
                                     INTERNATIONAL SMALL COMPANY        CORE EQUITY OPPORTUNITIES
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2017            2016             2017             2016
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........        2,814,983        3,198,853      29,665,645       26,356,637
Units issued and transferred
   from other funding options....          532,375          449,612       1,185,952        8,235,123
Units redeemed and transferred to
   other funding options.........        (605,922)        (833,482)     (4,453,368)      (4,926,115)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        2,741,436        2,814,983      26,398,229       29,665,645
                                   ===============  ===============  ==============  ===============


                                               BHFTII
                                       FRONTIER MID CAP GROWTH           BHFTII JENNISON GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2017            2016             2017             2016
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........        3,317,626        3,809,398      21,756,762       23,988,437
Units issued and transferred
   from other funding options....          298,509          314,123       1,341,781        2,192,365
Units redeemed and transferred to
   other funding options.........        (667,275)        (805,895)     (4,777,114)      (4,424,040)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        2,948,860        3,317,626      18,321,429       21,756,762
                                   ===============  ===============  ==============  ===============


                                               BHFTII                           BHFTII
                                    LOOMIS SAYLES SMALL CAP CORE    LOOMIS SAYLES SMALL CAP GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------
                                        2017             2016            2017             2016
                                   ---------------  --------------  --------------  ---------------

Units beginning of year..........          241,747         250,951          15,428           18,203
Units issued and transferred
   from other funding options....           31,506          29,461             605            1,246
Units redeemed and transferred to
   other funding options.........         (57,619)        (38,665)         (1,546)          (4,021)
                                   ---------------  --------------  --------------  ---------------
Units end of year................          215,634         241,747          14,487           15,428
                                   ===============  ==============  ==============  ===============

                                               BHFTII                           BHFTII                           BHFTII
                                    METLIFE AGGREGATE BOND INDEX      METLIFE MID CAP STOCK INDEX        METLIFE MSCI EAFE INDEX
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2017             2016            2017             2016            2017             2016
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........      21,606,441       18,032,558       5,338,539        5,111,469       9,185,190        8,770,551
Units issued and transferred
   from other funding options....       4,669,594       11,999,341         858,977        1,293,546       1,063,255        1,618,760
Units redeemed and transferred to
   other funding options.........     (4,570,297)      (8,425,458)     (1,075,582)      (1,066,476)     (1,611,987)      (1,204,121)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................      21,705,738       21,606,441       5,121,934        5,338,539       8,636,458        9,185,190
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                               BHFTII
                                     METLIFE RUSSELL 2000 INDEX       BHFTII METLIFE STOCK INDEX         BHFTII MFS TOTAL RETURN
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2017             2016            2017             2016            2017             2016
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........       5,131,926        5,516,806      25,218,819       25,649,785         645,393          710,775
Units issued and transferred
   from other funding options....         858,761        1,136,668       2,587,348        5,242,838          61,042           45,755
Units redeemed and transferred to
   other funding options.........     (1,158,403)      (1,521,548)     (5,148,417)      (5,673,804)        (98,575)        (111,137)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................       4,832,284        5,131,926      22,657,750       25,218,819         607,860          645,393
                                   ==============  ===============  ==============  ===============  ==============  ===============

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                                                                                                 BHFTII
                                         BHFTII MFS VALUE II               BHFTII MFS VALUE             NEUBERGER BERMAN GENESIS
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2017            2016             2017             2016            2017             2016
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........         254,830          245,613      11,015,597       10,866,190       5,470,799        6,339,117
Units issued and transferred
   from other funding options....          26,953           77,920       1,035,297        2,869,961         347,072          394,983
Units redeemed and transferred to
   other funding options.........        (46,837)         (68,703)     (1,986,469)      (2,720,554)       (897,798)      (1,263,301)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................         234,946          254,830      10,064,425       11,015,597       4,920,073        5,470,799
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                               BHFTII                           BHFTII                        BHFTII VANECK
                                   T. ROWE PRICE LARGE CAP GROWTH   T. ROWE PRICE SMALL CAP GROWTH      GLOBAL NATURAL RESOURCES
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2017            2016             2017             2016            2017             2016
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........      17,003,069       19,853,858         373,919          373,434       6,924,892        8,336,502
Units issued and transferred
   from other funding options....       3,782,782        4,964,805          46,589           86,909       2,048,769        1,877,875
Units redeemed and transferred to
   other funding options.........     (4,278,209)      (7,815,594)        (84,130)         (86,424)     (1,889,994)      (3,289,485)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................      16,507,642       17,003,069         336,378          373,919       7,083,667        6,924,892
                                   ==============  ===============  ==============  ===============  ==============  ===============

                                               BHFTII
                                      WESTERN ASSET MANAGEMENT            BHFTII WESTERN ASSET
                                    STRATEGIC BOND OPPORTUNITIES       MANAGEMENT U.S. GOVERNMENT
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2017             2016             2017             2016
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........      32,852,094            6,545       14,126,610       15,069,560
Units issued and transferred
   from other funding options....       2,776,153       37,011,107        1,972,768        2,544,781
Units redeemed and transferred to
   other funding options.........     (4,296,789)      (4,165,558)      (2,369,201)      (3,487,731)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................      31,331,458       32,852,094       13,730,177       14,126,610
                                   ==============  ===============  ===============  ===============



                                                                                 DEUTSCHE
                                   BLACKROCK GLOBAL ALLOCATION V.I.      I CROCI INTERNATIONAL VIP
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   ---------------------------------  -------------------------------
                                          2017            2016             2017             2016
                                    ---------------  ---------------  ---------------  --------------

Units beginning of year..........           123,935           77,369        1,416,905       1,563,760
Units issued and transferred
   from other funding options....            10,374           60,040           53,127          71,496
Units redeemed and transferred to
   other funding options.........           (6,047)         (13,474)        (167,314)       (218,351)
                                    ---------------  ---------------  ---------------  --------------
Units end of year................           128,262          123,935        1,302,718       1,416,905
                                    ===============  ===============  ===============  ==============




                                      FEDERATED HIGH INCOME BOND             FEDERATED KAUFMAN
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016             2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........            2,435            2,503            5,331            5,491
Units issued and transferred
   from other funding options....               --               --               --               --
Units redeemed and transferred to
   other funding options.........          (2,267)             (68)            (112)            (160)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................              168            2,435            5,219            5,331
                                   ===============  ===============  ===============  ===============


                                     FIDELITY VIP ASSET MANAGER          FIDELITY VIP CONTRAFUND        FIDELITY VIP EQUITY-INCOME
                                             SUB-ACCOUNT                       SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------  ------------------------------
                                        2017             2016             2017             2016            2017            2016
                                   ---------------  ---------------  ---------------  --------------  --------------  --------------

Units beginning of year..........        4,493,375        4,920,853       21,259,478      21,653,047         230,181         280,187
Units issued and transferred
   from other funding options....           84,551          136,470        1,502,897       2,319,348             807           1,199
Units redeemed and transferred to
   other funding options.........        (497,539)        (563,948)      (2,618,742)     (2,712,917)        (14,025)        (51,205)
                                   ---------------  ---------------  ---------------  --------------  --------------  --------------
Units end of year................        4,080,387        4,493,375       20,143,633      21,259,478         216,963         230,181
                                   ===============  ===============  ===============  ==============  ==============  ==============



                                     FIDELITY VIP FUNDSMANAGER 50%     FIDELITY VIP FUNDSMANAGER 60%
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016             2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........      339,562,460      340,402,591      250,989,708      299,646,067
Units issued and transferred
   from other funding options....          391,910       16,507,550          717,060          391,758
Units redeemed and transferred to
   other funding options.........     (23,069,550)     (17,347,681)     (59,905,142)     (49,048,117)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      316,884,820      339,562,460      191,801,626      250,989,708
                                   ===============  ===============  ===============  ===============


                                             FIDELITY VIP
                                        GOVERNMENT MONEY MARKET
                                              SUB-ACCOUNT
                                   --------------------------------
                                         2017             2016
                                   ---------------  ---------------

Units beginning of year..........        2,758,925        5,764,747
Units issued and transferred
   from other funding options....          388,054       17,447,762
Units redeemed and transferred to
   other funding options.........        (568,019)     (20,453,584)
                                   ---------------  ---------------
Units end of year................        2,578,960        2,758,925
                                   ===============  ===============


                                         FIDELITY VIP GROWTH              FIDELITY VIP INDEX 500
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  --------------------------------

                                         2017             2016             2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        6,179,280        6,842,558        2,222,100        2,464,560
Units issued and transferred
   from other funding options....          111,870          160,970            6,441           19,180
Units redeemed and transferred to
   other funding options.........        (612,725)        (824,248)        (253,722)        (261,640)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        5,678,425        6,179,280        1,974,819        2,222,100
                                   ===============  ===============  ===============  ===============



                                         FIDELITY VIP MID CAP              FIDELITY VIP OVERSEAS
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------

                                         2017             2016             2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        6,382,115        6,898,177          333,151          376,022
Units issued and transferred
   from other funding options....          283,381          397,383           10,042           17,936
Units redeemed and transferred to
   other funding options.........        (842,793)        (913,445)         (35,663)         (60,807)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        5,822,703        6,382,115          307,530          333,151
                                   ===============  ===============  ===============  ===============


                                                                                  FTVIPT
                                      FTVIPT FRANKLIN INCOME VIP        FRANKLIN MUTUAL SHARES VIP
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------

                                         2017             2016             2017            2016
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........        4,031,843        4,415,184        4,164,982       4,536,450
Units issued and transferred
   from other funding options....          214,167          263,011          244,343         273,842
Units redeemed and transferred to
   other funding options.........        (528,491)        (646,352)        (550,476)       (645,310)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................        3,717,519        4,031,843        3,858,849       4,164,982
                                   ===============  ===============  ===============  ==============

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                                FTVIPT
                                     FRANKLIN SMALL CAP VALUE VIP      FTVIPT TEMPLETON FOREIGN VIP
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016             2017            2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        7,878,700        8,783,442        2,245,781        2,282,942
Units issued and transferred
   from other funding options....          707,589          669,468           84,038          229,599
Units redeemed and transferred to
   other funding options.........      (1,251,040)      (1,574,210)        (336,521)        (266,760)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        7,335,249        7,878,700        1,993,298        2,245,781
                                   ===============  ===============  ===============  ===============


                                               FTVIPT
                                      TEMPLETON GLOBAL BOND VIP      INVESCO V.I. AMERICAN FRANCHISE
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2017             2016             2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       11,303,555       11,945,145            1,514            1,825
Units issued and transferred
   from other funding options....          980,861        1,038,847               --               --
Units redeemed and transferred to
   other funding options.........      (1,369,769)      (1,680,437)             (74)            (311)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       10,914,647       11,303,555            1,440            1,514
                                   ===============  ===============  ===============  ===============



                                       INVESCO V.I. CORE EQUITY       INVESCO V.I. EQUITY AND INCOME
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016             2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........           25,350           27,589       27,024,285       28,966,281
Units issued and transferred
   from other funding options....               13              391        1,983,344        1,842,325
Units redeemed and transferred to
   other funding options.........          (8,105)          (2,630)      (3,237,927)      (3,784,321)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................           17,258           25,350       25,769,702       27,024,285
                                   ===============  ===============  ===============  ===============


                                    INVESCO V.I. GROWTH AND INCOME   INVESCO V.I. INTERNATIONAL GROWTH
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  ----------------------------------
                                         2017             2016             2017             2016
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........               87              654         8,293,250        8,534,492
Units issued and transferred
   from other funding options....                3                6           425,507          703,865
Units redeemed and transferred to
   other funding options.........              (6)            (573)       (1,143,588)        (945,107)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................               84               87         7,575,169        8,293,250
                                   ===============  ===============   ===============  ===============


                                                                            LMPVET CLEARBRIDGE
                                       IVY VIP ASSET STRATEGY           VARIABLE AGGRESSIVE GROWTH
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2017             2016              2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........           15,823           20,900       10,932,298       11,091,987
Units issued and transferred
   from other funding options....            8,125            5,793        1,147,678        1,508,549
Units redeemed and transferred to
   other funding options.........          (4,638)         (10,870)      (1,442,401)      (1,668,238)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................           19,310           15,823       10,637,575       10,932,298
                                   ===============  ===============  ===============  ===============


                                          LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                         VARIABLE APPRECIATION         VARIABLE DIVIDEND STRATEGY
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016            2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        7,615,066        7,746,928        8,906,934        9,391,848
Units issued and transferred
   from other funding options....        1,105,973          915,561          680,091          876,420
Units redeemed and transferred to
   other funding options.........        (866,132)      (1,047,423)      (1,112,218)      (1,361,334)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        7,854,907        7,615,066        8,474,807        8,906,934
                                   ===============  ===============  ===============  ===============

                                           LMPVET CLEARBRIDGE              LMPVET CLEARBRIDGE
                                        VARIABLE LARGE CAP GROWTH       VARIABLE LARGE CAP VALUE
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     -------------------------------  ------------------------------
                                          2017            2016             2017            2016
                                     --------------  ---------------  --------------  --------------

Units beginning of year............         121,433          156,000         342,723         333,277
Units issued and transferred
   from other funding options......          11,652            2,195          27,563          63,190
Units redeemed and transferred to
   other funding options...........        (31,637)         (36,762)       (121,852)        (53,744)
                                     --------------  ---------------  --------------  --------------
Units end of year..................         101,448          121,433         248,434         342,723
                                     ==============  ===============  ==============  ==============


                                           LMPVET CLEARBRIDGE               LMPVET QS VARIABLE
                                        VARIABLE SMALL CAP GROWTH           CONSERVATIVE GROWTH
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2017            2016              2017            2016
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............       3,770,232        3,817,761        1,657,879       1,731,301
Units issued and transferred
   from other funding options......         323,916          552,112           55,440          99,760
Units redeemed and transferred to
   other funding options...........       (590,120)        (599,641)        (183,473)       (173,182)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................       3,504,028        3,770,232        1,529,846       1,657,879
                                     ==============  ===============  ===============  ==============


                                                                                 LMPVET
                                        LMPVET QS VARIABLE GROWTH      QS VARIABLE MODERATE GROWTH
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------
                                          2017            2016            2017             2016
                                     --------------  --------------  ---------------  --------------

Units beginning of year............       3,963,257       4,234,141           45,938          67,619
Units issued and transferred
   from other funding options......          68,248         150,989            2,326           2,836
Units redeemed and transferred to
   other funding options...........       (435,214)       (421,873)         (13,380)        (24,517)
                                     --------------  --------------  ---------------  --------------
Units end of year..................       3,596,291       3,963,257           34,884          45,938
                                     ==============  ==============  ===============  ==============



                                        LMPVIT WESTERN ASSET
                                   VARIABLE GLOBAL HIGH YIELD BOND       MFS VIT INVESTORS TRUST
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2017            2016             2017             2016
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........        3,567,957        4,003,585           1,033            1,112
Units issued and transferred
   from other funding options....          241,167          230,145              --               --
Units redeemed and transferred to
   other funding options.........        (482,499)        (665,773)           (452)             (79)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        3,326,625        3,567,957             581            1,033
                                   ===============  ===============  ==============  ===============





                                        MFS VIT NEW DISCOVERY               MFS VIT RESEARCH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2017            2016             2017             2016
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........            3,102            3,178           2,377            3,091
Units issued and transferred
   from other funding options....               --               --              --               --
Units redeemed and transferred to
   other funding options.........          (2,707)             (76)           (469)            (714)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................              395            3,102           1,908            2,377
                                   ===============  ===============  ==============  ===============


                                                                       OPPENHEIMER
                                                                        VA GLOBAL
                                                                         MULTI-
                                      NEUBERGER BERMAN GENESIS        ALTERNATIVES
                                             SUB-ACCOUNT               SUB-ACCOUNT
                                   -------------------------------  ---------------
                                        2017             2016           2017 (a)
                                   ---------------  --------------  ---------------

Units beginning of year..........              246             317               --
Units issued and transferred
   from other funding options....               --              --           26,067
Units redeemed and transferred to
   other funding options.........             (65)            (71)            (578)
                                   ---------------  --------------  ---------------
Units end of year................              181             246           25,489
                                   ===============  ==============  ===============

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                               OPPENHEIMER                     OPPENHEIMER
                                           VA GOVERNMENT MONEY          VA MAIN STREET SMALL CAP
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     -------------------------------  ------------------------------
                                          2017            2016             2017            2016
                                     --------------  ---------------  --------------  --------------

Units beginning of year............             640              668       3,684,082       4,053,883
Units issued and transferred
   from other funding options......              --               --         213,969         221,945
Units redeemed and transferred to
   other funding options...........            (27)             (28)       (575,204)       (591,746)
                                     --------------  ---------------  --------------  --------------
Units end of year..................             613              640       3,322,847       3,684,082
                                     ==============  ===============  ==============  ==============


                                                                             OPPENHEIMER VA
                                       OPPENHEIMER VA MAIN STREET           TOTAL RETURN BOND
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     -------------------------------  ------------------------------
                                          2017            2016             2017            2016
                                     --------------  ---------------  --------------  --------------

Units beginning of year............          11,492           12,936             921           1,226
Units issued and transferred
   from other funding options......              --               --              --              --
Units redeemed and transferred to
   other funding options...........           (380)          (1,444)           (521)           (305)
                                     --------------  ---------------  --------------  --------------
Units end of year..................          11,112           11,492             400             921
                                     ==============  ===============  ==============  ==============


                                                PIMCO VIT                        PIMCO VIT
                                      COMMODITY REALRETURN STRATEGY        EMERGING MARKETS BOND
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2017            2016              2017            2016
                                     --------------  --------------   ---------------  --------------

Units beginning of year............          64,637          39,333            62,989          44,282
Units issued and transferred
   from other funding options......          12,274          34,303            26,806          31,172
Units redeemed and transferred to
   other funding options...........        (12,901)         (8,999)           (6,812)        (12,465)
                                     --------------  --------------   ---------------  --------------
Units end of year..................          64,010          64,637            82,983          62,989
                                     ==============  ==============   ===============  ==============

                                    PIMCO VIT UNCONSTRAINED BOND        PIONEER VCT MID CAP VALUE
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                        2017             2016             2017             2016
                                   ---------------  --------------   --------------  ---------------

Units beginning of year..........           56,423          29,245        1,342,318        1,461,366
Units issued and transferred
   from other funding options....            8,259          38,838          112,362          102,546
Units redeemed and transferred to
   other funding options.........          (9,651)        (11,660)        (211,672)        (221,594)
                                   ---------------  --------------   --------------  ---------------
Units end of year................           55,031          56,423        1,243,008        1,342,318
                                   ===============  ==============   ==============  ===============


                                    PIONEER VCT REAL ESTATE SHARES    T. ROWE PRICE GOVERNMENT MONEY
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016             2017            2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........            8,268            8,230           31,086           28,754
Units issued and transferred
   from other funding options....              640              922            1,008           12,932
Units redeemed and transferred to
   other funding options.........          (1,020)            (884)          (9,284)         (10,600)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................            7,888            8,268           22,810           31,086
                                   ===============  ===============  ===============  ===============


                                     T. ROWE PRICE GROWTH STOCK      T. ROWE PRICE INTERNATIONAL STOCK
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  ----------------------------------
                                        2017             2016              2017             2016
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........           40,267           44,692            24,670           27,270
Units issued and transferred
   from other funding options....            5,530            2,085             1,850              898
Units redeemed and transferred to
   other funding options.........          (7,769)          (6,510)             (296)          (3,498)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................           38,028           40,267            26,224           24,670
                                   ===============  ===============   ===============  ===============

                                                TAP 1919 VARIABLE
                                          SOCIALLY RESPONSIVE BALANCED         VIF GLOBAL INFRASTRUCTURE
                                                   SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2017             2016              2017             2016
                                        ---------------  ----------------  ---------------  ----------------

Units beginning of year...............            3,566             5,634           41,674            32,371
Units issued and transferred
   from other funding options.........               23               152            7,828            15,667
Units redeemed and transferred to
   other funding options..............            (424)           (2,220)          (9,052)           (6,364)
                                        ---------------  ----------------  ---------------  ----------------
Units end of year.....................            3,165             3,566           40,450            41,674
                                        ===============  ================  ===============  ================

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series or fund, for the respective stated periods in the five years ended December 31, 2017:

                                                     AS OF DECEMBER 31
                                       --------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                           UNITS       HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  -------------
  Alger Small Cap Growth         2017     2,933,840    18.10 - 18.57     53,660,724
     Sub-Account                 2016     3,200,478    14.26 - 14.61     46,089,499
                                 2015     3,508,832    13.61 - 13.92     48,208,209
                                 2014     3,970,857    14.28 - 14.58     57,195,868
                                 2013     4,387,118    14.41 - 14.70     63,772,199

  American Funds Bond            2017     7,338,385     9.95 - 20.26    135,763,632
     Sub-Account                 2016     7,293,353     9.80 - 19.73    132,721,070
                                 2015     8,159,989    16.20 - 19.35    146,511,985
                                 2014     8,333,829    16.47 - 19.48    151,245,946
                                 2013     8,361,945    15.94 - 18.68    146,158,351

  American Funds Global          2017     6,214,664    17.14 - 57.83    313,542,010
     Growth Sub-Account          2016     6,980,723    13.31 - 44.38    277,038,594
                                 2015     7,480,782    34.27 - 44.51    300,649,358
                                 2014     8,193,931    32.79 - 42.00    312,209,187
                                 2013     8,333,553    32.79 - 41.42    314,826,203

  American Funds Global Small    2017     2,697,437    15.67 - 50.28    119,807,921
     Capitalization Sub-Account  2016     2,939,876    12.70 - 40.30    106,488,578
                                 2015     3,123,694    12.77 - 39.82    113,155,266
                                 2014     3,297,014    13.05 - 40.07    122,112,070
                                 2013     3,375,743    33.79 - 39.59    124,184,003

  American Funds Growth          2017     2,352,201  250.83 - 404.60    785,751,753
     Sub-Account                 2016     2,741,584  200.05 - 318.18    724,894,313
                                 2015     3,075,557  186.96 - 293.21    754,095,254
                                 2014     3,527,704  179.03 - 276.84    821,201,132
                                 2013     3,937,244  168.83 - 257.41    856,560,204

  American Funds                 2017     2,282,271   18.66 - 265.93    403,461,557
     Growth-Income Sub-Account   2016     2,163,637   15.56 - 219.23    363,982,389
                                 2015     2,179,793  126.48 - 198.34    358,450,579
                                 2014     2,378,568  127.56 - 197.24    390,905,716
                                 2013     2,581,885  117.99 - 179.88    388,319,990

  BHFTI AB Global Dynamic        2017   234,041,870    13.06 - 14.39  3,260,338,788
     Allocation Sub-Account      2016   252,960,506    11.77 - 12.78  3,143,878,353
                                 2015   263,678,991    11.63 - 12.45  3,205,371,897
                                 2014   275,344,937    11.84 - 12.49  3,373,491,338
                                 2013   286,256,086    11.32 - 11.74  3,313,674,192



                                                FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  Alger Small Cap Growth         2017         --        1.25 - 1.40        26.95 - 27.14
     Sub-Account                 2016         --        1.25 - 1.40          4.76 - 4.92
                                 2015         --        1.25 - 1.40      (4.66) - (4.52)
                                 2014         --        1.25 - 1.40      (0.96) - (0.81)
                                 2013         --        1.25 - 1.40        32.40 - 32.59

  American Funds Bond            2017       1.93        0.95 - 1.90          1.45 - 2.69
     Sub-Account                 2016       1.64        0.95 - 1.90        (1.68) - 1.97
                                 2015       1.68        0.95 - 1.90      (1.61) - (0.67)
                                 2014       1.94        0.95 - 1.90          3.30 - 4.28
                                 2013       1.84        0.95 - 1.90      (4.00) - (3.08)

  American Funds Global          2017       0.64        0.90 - 2.30        28.49 - 30.30
     Growth Sub-Account          2016       0.91        0.90 - 2.30        (1.67) - 2.43
                                 2015       0.99        0.90 - 2.30          4.51 - 5.98
                                 2014       1.16        0.90 - 2.30        (0.01) - 1.40
                                 2013       1.26        0.90 - 2.30        26.24 - 28.02

  American Funds Global Small    2017       0.43        0.89 - 1.90        23.39 - 24.78
     Capitalization Sub-Account  2016       0.25        0.89 - 1.90          0.18 - 2.23
                                 2015         --        0.89 - 1.90      (6.47) - (0.62)
                                 2014       0.12        0.89 - 1.90          0.20 - 1.67
                                 2013       0.87        0.89 - 1.90        25.87 - 27.14

  American Funds Growth          2017       0.49        0.89 - 2.30        25.38 - 27.16
     Sub-Account                 2016       0.76        0.89 - 2.30          7.00 - 8.52
                                 2015       0.58        0.89 - 2.30          4.43 - 5.91
                                 2014       0.77        0.89 - 2.30          6.04 - 7.55
                                 2013       0.93        0.89 - 2.30        27.15 - 28.95

  American Funds                 2017       1.38        0.89 - 2.30        19.61 - 21.30
     Growth-Income Sub-Account   2016       1.47        0.89 - 2.30         6.81 - 10.53
                                 2015       1.28        0.89 - 2.30        (0.85) - 0.56
                                 2014       1.27        0.89 - 2.30          8.12 - 9.65
                                 2013       1.35        0.89 - 2.30        30.47 - 32.32

  BHFTI AB Global Dynamic        2017       1.48        0.90 - 2.35        10.99 - 12.60
     Allocation Sub-Account      2016       1.58        0.90 - 2.35        (0.62) - 2.67
                                 2015       3.28        0.90 - 2.35      (1.76) - (0.32)
                                 2014       1.94        0.90 - 2.35          0.77 - 6.39
                                 2013       1.28        0.90 - 2.35         8.56 - 10.15



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO          NET
                                               UNITS        HIGHEST ($)     ASSETS ($)
                                           ------------  ---------------  --------------
  BHFTI Allianz Global               2017    95,352,892     1.13 - 11.93     114,069,750
     Investors Dynamic               2016    79,436,316     1.00 - 10.44      82,224,138
     Multi-Asset Plus Sub-Account    2015    59,800,997     1.00 - 10.35      60,867,062
     (Commenced 4/28/2014)           2014    18,219,524     1.04 - 10.55      18,986,456

  BHFTI American Funds               2017   220,323,596    14.29 - 16.44   3,411,543,507
     Balanced Allocation             2016   234,371,003    12.52 - 14.20   3,152,567,972
     Sub-Account                     2015   246,263,553    11.89 - 13.29   3,117,922,583
                                     2014   264,143,945    12.26 - 13.41   3,417,834,574
                                     2013   276,830,535    11.83 - 12.78   3,430,387,038

  BHFTI American Funds Growth        2017   122,012,392    15.03 - 17.30   1,978,846,627
     Allocation Sub-Account          2016   128,517,470    12.68 - 14.39   1,744,990,829
                                     2015   137,469,623    11.92 - 13.12   1,740,439,216
                                     2014   142,940,560    12.29 - 13.37   1,852,260,667
                                     2013   147,794,512    11.83 - 12.67   1,828,322,375

  BHFTI American Funds Growth        2017    73,869,010     1.96 - 20.37     747,840,737
     Sub-Account                     2016    77,428,972     1.55 - 16.08     654,182,440
                                     2015    77,730,599     1.44 - 14.88     640,713,098
                                     2014    71,860,704     1.37 - 13.78     648,671,484
                                     2013    59,593,818     1.29 - 12.90     632,386,636

  BHFTI American Funds               2017   111,929,949    13.45 - 15.48   1,633,368,044
     Moderate Allocation             2016   121,315,385    12.19 - 13.83   1,590,453,756
     Sub-Account                     2015   126,162,585    11.66 - 13.04   1,567,578,863
                                     2014   137,310,606    12.03 - 13.16   1,744,157,123
                                     2013   147,773,215    11.61 - 12.53   1,796,366,977

  BHFTI AQR Global Risk              2017   202,498,724    10.43 - 11.96   2,373,211,858
     Balanced Sub-Account            2016   221,364,216     9.79 - 11.01   2,395,534,199
                                     2015   241,508,750     9.10 - 10.21   2,431,541,679
                                     2014   265,908,083    10.20 - 11.40   3,001,302,195
                                     2013   295,108,196     9.93 - 11.09   3,248,475,977

  BHFTI BlackRock Global             2017   388,316,355    12.44 - 13.71   5,151,909,115
     Tactical Strategies             2016   421,174,334    11.24 - 12.21   4,999,248,698
     Sub-Account                     2015   445,213,023    11.02 - 11.80   5,128,182,508
                                     2014   463,962,556    11.30 - 11.92   5,423,637,032
                                     2013   487,574,727    10.92 - 11.35   5,457,878,761

  BHFTI BlackRock High Yield         2017     8,401,774    17.21 - 33.25     232,649,098
     Sub-Account                     2016     8,860,074    16.19 - 31.14     231,879,405
                                     2015     9,031,674    14.40 - 27.56     210,920,401
                                     2014     9,596,910    15.21 - 28.99     238,215,887
                                     2013    10,783,682    14.92 - 28.32     265,149,806

  BHFTI Brighthouse Asset            2017    30,589,042    18.25 - 22.08     615,557,354
     Allocation 100 Sub-Account      2016    33,538,308    15.19 - 18.13     557,780,998
                                     2015    37,143,227    14.27 - 16.78     575,818,048
                                     2014    39,915,870    14.91 - 17.28     641,574,794
                                     2013    42,451,280    14.53 - 16.59     659,971,504

                                                     FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  BHFTI Allianz Global               2017       1.50        0.90 - 2.15         13.04 - 14.46
     Investors Dynamic               2016       0.05        0.90 - 2.15         (0.69) - 1.08
     Multi-Asset Plus Sub-Account    2015       1.61        1.10 - 2.15       (3.09) - (2.07)
     (Commenced 4/28/2014)           2014       0.92        1.15 - 2.00           0.71 - 4.55

  BHFTI American Funds               2017      1.49         0.90 - 2.35         14.15 - 15.81
     Balanced Allocation             2016       1.62        0.90 - 2.35           2.90 - 6.84
     Sub-Account                     2015       1.40        0.90 - 2.35       (4.60) - (0.37)
                                     2014      1.27         1.00 - 2.35         (0.35) - 4.99
                                     2013      1.37         1.00 - 2.35         15.78 - 17.35

  BHFTI American Funds Growth        2017      1.24         0.90 - 2.35         18.54 - 20.26
     Allocation Sub-Account          2016       1.30        0.90 - 2.35           6.43 - 7.98
                                     2015      1.31         1.10 - 2.35       (5.94) - (0.25)
                                     2014      1.03         1.10 - 2.35         (0.52) - 5.17
                                     2013      1.00         1.15 - 2.35         22.20 - 23.68

  BHFTI American Funds Growth        2017      0.40         0.95 - 2.35         24.94 - 26.70
     Sub-Account                     2016       0.29        0.95 - 2.35           6.57 - 8.32
                                     2015      0.87         0.95 - 2.35           1.76 - 5.48
                                     2014      0.55         0.95 - 2.35           0.56 - 7.16
                                     2013      0.44         0.95 - 2.35         11.27 - 28.11

  BHFTI American Funds               2017      1.76         0.90 - 2.35         10.35 - 11.96
     Moderate Allocation             2016       1.91        0.90 - 2.35           2.00 - 6.05
     Sub-Account                     2015       1.49        0.90 - 2.35       (3.52) - (0.45)
                                     2014      1.46         1.00 - 2.35         (0.26) - 5.04
                                     2013      1.65         1.00 - 2.35         10.88 - 12.39

  BHFTI AQR Global Risk              2017      1.71         0.90 - 2.35           7.26 - 8.82
     Balanced Sub-Account            2016         --        0.90 - 2.35           2.44 - 7.98
                                     2015      5.51         0.90 - 2.35     (11.67) - (10.38)
                                     2014        --         0.90 - 2.35         (3.48) - 3.07
                                     2013      2.09         0.90 - 2.35       (5.64) - (4.26)

  BHFTI BlackRock Global             2017      0.67         0.90 - 2.35         10.68 - 12.30
     Tactical Strategies             2016       1.45        0.90 - 2.35           0.63 - 3.50
     Sub-Account                     2015       1.55        0.90 - 2.35         (2.43) - 0.11
                                     2014      1.12         0.90 - 2.35         (0.16) - 4.97
                                     2013      1.36         0.90 - 2.35           7.75 - 9.32

  BHFTI BlackRock High Yield         2017      5.44         0.90 - 2.35           5.26 - 6.80
     Sub-Account                     2016       6.73        0.90 - 2.35          7.19 - 12.96
                                     2015      8.07         0.90 - 2.35       (6.28) - (4.91)
                                     2014      6.09         0.90 - 2.35         (1.88) - 2.37
                                     2013      7.02         0.90 - 2.35           6.79 - 8.35

  BHFTI Brighthouse Asset            2017      1.24         0.90 - 2.35         20.09 - 21.84
     Allocation 100 Sub-Account      2016       2.26        0.90 - 2.35           5.06 - 8.00
                                     2015      1.29         0.90 - 2.35       (4.28) - (1.06)
                                     2014      0.71         0.90 - 2.35           0.05 - 4.15
                                     2013      0.75         0.90 - 2.35         26.50 - 28.35

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO           NET
                                               UNITS       HIGHEST ($)      ASSETS ($)
                                           ------------  ---------------  --------------
  BHFTI Brighthouse Balanced         2017   528,210,748    14.12 - 15.56   7,952,160,029
     Plus Sub-Account                2016   536,906,397    12.22 - 13.27   6,925,324,483
                                     2015   552,214,291    11.54 - 12.35   6,663,424,002
                                     2014   569,859,186    12.32 - 13.00   7,268,454,132
                                     2013   547,096,627    11.51 - 11.96   6,454,726,976

  BHFTI Brighthouse Small Cap        2017     8,335,979    28.09 - 36.28     261,043,042
     Value Sub-Account               2016     9,362,462    25.74 - 32.69     266,605,506
                                     2015    10,725,811    20.08 - 25.07     236,287,986
                                     2014    12,299,087    21.73 - 26.68     291,013,900
                                     2013    13,992,716    21.87 - 26.40     330,701,962

  BHFTI Brighthouse/Aberdeen         2017    35,923,134    10.80 - 13.09     427,076,715
     Emerging Markets Equity         2016    39,351,974     8.62 - 10.44     370,235,661
     Sub-Account                     2015    42,624,617      7.91 - 9.58     365,167,198
                                     2014    42,182,331     9.40 - 11.38     425,619,386
                                     2013    41,623,177    10.29 - 12.45     456,076,892

  BHFTI Brighthouse/Artisan          2017        28,148    10.88 - 11.16         310,982
     International Sub-Account       2016        27,485      8.41 - 8.57         233,690
     (Commenced 11/19/2014 and       2015        12,794      9.42 - 9.54         121,159
     began transactions in 2015)

  BHFTI Brighthouse/Eaton            2017     5,324,129    11.09 - 12.39      62,558,849
     Vance Floating Rate             2016     5,632,610    10.95 - 12.06      64,827,675
     Sub-Account                     2015     5,985,329    10.26 - 11.01      64,028,918
                                     2014     6,743,439    10.59 - 11.23      73,909,210
                                     2013     7,519,969    10.76 - 11.18      83,115,837

  BHFTI Brighthouse/Franklin         2017    15,198,406     9.34 - 10.29     149,708,177
     Low Duration Total Return       2016    14,680,889     9.44 - 10.25     144,974,836
     Sub-Account                     2015    16,246,958     9.37 - 10.03     157,983,094
                                     2014    17,421,682     9.65 - 10.18     173,124,917
                                     2013    14,050,793     9.78 - 10.16     140,307,146

  BHFTI Brighthouse/Templeton        2017     3,032,605    11.78 - 12.96      37,465,324
     International Bond              2016     3,153,303    11.87 - 13.07      39,493,620
     Sub-Account                     2015     3,361,116    12.07 - 13.08      42,349,271
                                     2014     3,537,497    12.87 - 13.66      47,183,875
                                     2013     3,905,329    13.00 - 13.53      52,286,139

  BHFTI                              2017       825,196    17.51 - 22.35      16,261,679
     Brighthouse/Wellington Large    2016       931,137    14.70 - 18.51      15,301,423
     Cap Research Sub-Account        2015     1,013,512    13.89 - 17.26      15,616,983
                                     2014     1,151,671    13.60 - 16.68      17,260,395
                                     2013     1,260,254    12.25 - 14.84      16,869,650

  BHFTI Clarion Global Real          2017    13,335,708    17.45 - 77.36     269,483,256
     Estate Sub-Account              2016    14,214,001    16.13 - 70.52     263,186,597
                                     2015    15,477,002    16.37 - 70.58     288,549,595
                                     2014    17,245,897    17.00 - 72.26     330,178,643
                                     2013    11,099,591    15.36 - 17.68     182,673,922

                                                      FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  BHFTI Brighthouse Balanced         2017       1.55        0.90 - 2.35         15.59 - 17.27
     Plus Sub-Account                2016       2.86        0.90 - 2.35           2.21 - 7.39
                                     2015       2.10        0.90 - 2.35       (6.32) - (4.95)
                                     2014       1.75        0.90 - 2.35           0.70 - 8.67
                                     2013       1.19        0.90 - 2.35         11.71 - 13.34

  BHFTI Brighthouse Small Cap        2017       0.91        0.89 - 2.35          9.11 - 10.99
     Value Sub-Account               2016       1.06        0.89 - 2.35         28.21 - 30.39
                                     2015       0.10        0.89 - 2.35       (7.61) - (6.05)
                                     2014       0.04        0.89 - 2.35         (0.65) - 1.06
                                     2013       0.99        0.89 - 2.35         29.37 - 31.64

  BHFTI Brighthouse/Aberdeen         2017       1.09        0.90 - 2.35         25.36 - 27.18
     Emerging Markets Equity         2016       0.97        0.90 - 2.35        (0.57) - 10.50
     Sub-Account                     2015       1.79        0.90 - 2.35      (15.82) - (2.68)
                                     2014       0.84        0.90 - 2.35       (8.69) - (4.92)
                                     2013       1.07        0.90 - 2.35       (7.19) - (5.83)

  BHFTI Brighthouse/Artisan          2017       1.14        0.90 - 1.60         29.26 - 30.16
     International Sub-Account       2016       0.99        0.90 - 1.60     (10.71) - (10.09)
     (Commenced 11/19/2014 and       2015       0.60        0.90 - 1.60       (9.11) - (4.55)
     began transactions in 2015)

  BHFTI Brighthouse/Eaton            2017       3.80        0.90 - 2.35           1.28 - 2.75
     Vance Floating Rate             2016       4.01        0.90 - 2.35           6.73 - 8.29
     Sub-Account                     2015       3.64        1.10 - 2.35       (3.14) - (1.92)
                                     2014       3.65        1.10 - 2.35       (1.60) - (0.57)
                                     2013       3.38        1.30 - 2.35           1.42 - 2.50

  BHFTI Brighthouse/Franklin         2017       1.40        0.90 - 2.35         (1.02) - 0.43
     Low Duration Total Return       2016       2.90        0.90 - 2.35           0.74 - 2.21
     Sub-Account                     2015       3.12        0.90 - 2.35       (2.93) - (1.51)
                                     2014       2.15        0.90 - 2.35         (1.29) - 0.15
                                     2013       1.07        0.90 - 2.35         (1.19) - 0.25

  BHFTI Brighthouse/Templeton        2017         --        0.95 - 2.05       (1.89) - (0.80)
     International Bond              2016         --        0.95 - 2.20       (1.32) - (0.08)
     Sub-Account                     2015       8.17        0.95 - 2.15         (6.20) - 0.75
                                     2014       4.63        1.10 - 2.15       (2.28) - (0.17)
                                     2013       2.02        1.30 - 2.15       (1.11) - (0.27)

  BHFTI                              2017       0.95        0.90 - 2.30         19.17 - 20.75
     Brighthouse/Wellington Large    2016       2.26        0.90 - 2.30           5.83 - 7.22
     Cap Research Sub-Account        2015       0.78        0.90 - 2.30           2.08 - 3.48
                                     2014       0.80        0.90 - 2.30          1.80 - 12.40
                                     2013       1.28        0.90 - 2.30         31.12 - 32.97

  BHFTI Clarion Global Real          2017       3.44        0.90 - 2.35           8.18 - 9.76
     Estate Sub-Account              2016       2.07        0.90 - 2.35       (4.89) - (0.03)
                                     2015       3.81        0.90 - 2.35         (3.69) - 3.43
                                     2014       1.03        0.90 - 2.35          1.03 - 12.25
                                     2013       6.85        0.90 - 2.35           1.14 - 2.62

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO           NET
                                               UNITS       HIGHEST ($)      ASSETS ($)
                                           ------------  ---------------  --------------
  BHFTI ClearBridge                  2017    27,853,512   14.25 - 240.67     473,171,845
     Aggressive Growth               2016    31,716,282   12.20 - 205.91     461,921,010
     Sub-Account                     2015    35,697,833   12.04 - 203.07     513,586,109
                                     2014    38,472,258   12.71 - 214.41     586,572,505
                                     2013    36,299,683    10.84 - 13.77     451,710,565

  BHFTI Harris Oakmark               2017    20,719,834    27.40 - 36.00     665,787,548
     International Sub-Account       2016    23,007,569    21.43 - 27.85     576,095,441
                                     2015    25,339,005    20.23 - 25.80     595,542,818
                                     2014    26,551,192    21.63 - 27.28     663,509,252
                                     2013    25,769,452    23.43 - 29.23     693,983,244

  BHFTI Invesco Balanced-Risk        2017   827,358,429     1.17 - 12.75   1,045,419,886
     Allocation Sub-Account          2016   818,076,929     1.09 - 11.62     940,598,161
                                     2015   749,414,346     1.00 - 10.52     777,069,714
                                     2014   758,894,714     1.07 - 11.10     832,374,445
                                     2013   800,860,953      1.04 - 1.06     843,160,697

  BHFTI Invesco Comstock             2017    32,917,318    18.60 - 30.71     772,000,432
     Sub-Account                     2016    36,743,760    16.14 - 26.27     742,413,375
                                     2015    39,951,458    14.08 - 22.61     699,284,637
                                     2014    43,175,673    15.33 - 24.28     813,000,076
                                     2013    26,889,264    14.36 - 22.42     443,561,923

  BHFTI Invesco Small Cap            2017     9,589,654    30.46 - 39.44     328,908,162
     Growth Sub-Account              2016    10,669,549    24.88 - 31.68     296,393,238
                                     2015    11,537,860    22.84 - 28.61     291,887,925
                                     2014    11,824,275    23.77 - 29.28     308,642,273
                                     2013    13,003,134    22.53 - 27.31     319,189,345

  BHFTI JPMorgan Core Bond           2017    30,860,383    10.01 - 11.38     342,738,205
     Sub-Account                     2016    31,064,359     9.84 - 11.16     339,144,828
                                     2015    31,401,600     9.78 - 11.06     340,682,787
                                     2014    32,404,332     9.89 - 11.15     355,237,960
                                     2013    29,439,490    10.12 - 10.75     311,869,932

  BHFTI JPMorgan Global              2017   828,047,798     1.33 - 14.44   1,175,046,012
     Active Allocation Sub-Account   2016   848,098,850     1.17 - 12.50   1,042,207,011
                                     2015   828,919,735     1.16 - 12.26   1,000,785,200
                                     2014   747,266,184     1.18 - 12.14     905,975,458
                                     2013   649,853,969      1.13 - 1.16     746,849,717

  BHFTI JPMorgan Small Cap           2017     1,032,660    21.94 - 25.42      24,296,172
     Value Sub-Account               2016     1,141,302    21.67 - 24.82      26,376,632
                                     2015     1,287,553    16.94 - 19.19      23,133,878
                                     2014     1,417,944    18.69 - 20.92      27,932,500
                                     2013     1,455,583    18.28 - 20.23      27,866,566

  BHFTI Loomis Sayles Global         2017     7,449,959    19.27 - 22.83     157,610,283
     Markets Sub-Account             2016     8,505,955    16.04 - 18.73     148,612,417
                                     2015     9,530,128    15.68 - 17.95     161,399,211
                                     2014    10,444,732    15.85 - 17.90     177,351,030
                                     2013    10,842,823    15.69 - 17.47     180,595,781

                                                     FOR THE YEAR ENDED DECEMBER 31
                                           -------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                              INCOME          LOWEST TO         LOWEST TO
                                             RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                           -------------  ----------------  ----------------
  BHFTI ClearBridge                  2017       0.72        0.90 - 2.35        15.67 - 17.35
     Aggressive Growth               2016       0.40        0.90 - 2.35          0.30 - 1.76
     Sub-Account                     2015       0.23        0.90 - 2.35      (6.27) - (4.69)
                                     2014       0.11        0.90 - 2.35         1.60 - 17.83
                                     2013       0.22        0.90 - 2.35        42.22 - 44.30

  BHFTI Harris Oakmark               2017       1.62        0.90 - 2.35        27.41 - 29.26
     International Sub-Account       2016       2.14        0.90 - 2.35          5.67 - 7.21
                                     2015       3.01        0.95 - 2.35      (6.74) - (3.92)
                                     2014       2.41        0.95 - 2.35        (7.98) - 0.25
                                     2013       2.44        0.95 - 2.35        27.46 - 29.26

  BHFTI Invesco Balanced-Risk        2017       3.74        0.90 - 2.35          7.45 - 9.02
     Allocation Sub-Account          2016       0.15        0.90 - 2.35         4.88 - 10.72
                                     2015       2.83        0.90 - 2.35      (6.43) - (0.67)
                                     2014         --        0.90 - 2.35          0.40 - 4.63
                                     2013         --        0.90 - 2.35        (0.50) - 0.95

  BHFTI Invesco Comstock             2017       2.27        0.90 - 2.35        15.29 - 16.97
     Sub-Account                     2016       2.53        0.90 - 2.35        12.17 - 16.25
                                     2015       2.88        0.90 - 2.35      (8.16) - (6.81)
                                     2014       0.60        0.90 - 2.35          0.28 - 8.33
                                     2013       1.07        0.90 - 2.35        32.25 - 34.18

  BHFTI Invesco Small Cap            2017         --        0.89 - 2.35        22.43 - 24.50
     Growth Sub-Account              2016         --        0.89 - 2.35         8.71 - 10.73
                                     2015       0.01        0.89 - 2.35      (3.99) - (2.29)
                                     2014         --        0.89 - 2.35          1.89 - 7.22
                                     2013       0.23        0.89 - 2.35        36.92 - 39.29

  BHFTI JPMorgan Core Bond           2017       2.47        0.90 - 2.20          1.07 - 2.39
     Sub-Account                     2016       2.78        0.90 - 2.20          0.01 - 1.31
                                     2015       2.33        0.90 - 2.20      (1.70) - (0.01)
                                     2014       1.42        1.10 - 2.20          0.48 - 3.73
                                     2013       0.28        1.30 - 2.35      (5.04) - (4.05)

  BHFTI JPMorgan Global              2017       2.52        0.90 - 2.35        13.96 - 15.61
     Active Allocation Sub-Account   2016       2.12        0.90 - 2.35          0.12 - 1.98
                                     2015       2.71        0.90 - 2.35        (1.45) - 0.82
                                     2014       1.13        0.90 - 2.35          0.35 - 6.02
                                     2013       0.08        0.90 - 2.35          8.41 - 9.99

  BHFTI JPMorgan Small Cap           2017       1.32        0.90 - 2.30          1.27 - 2.39
     Value Sub-Account               2016       1.84        0.90 - 2.30        27.88 - 29.34
                                     2015       1.35        0.90 - 2.30      (9.36) - (1.13)
                                     2014       1.07        0.90 - 2.30          2.28 - 3.89
                                     2013       0.69        0.90 - 2.30        30.22 - 31.71

  BHFTI Loomis Sayles Global         2017       1.39        0.90 - 2.35        20.12 - 21.87
     Markets Sub-Account             2016       1.67        0.90 - 2.35          1.78 - 3.84
                                     2015       1.59        0.95 - 2.35        (1.12) - 0.27
                                     2014       2.08        0.95 - 2.35        (0.82) - 2.49
                                     2013       2.41        0.95 - 2.35        14.41 - 16.02

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           --------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO          NET
                                               UNITS       HIGHEST ($)     ASSETS ($)
                                           ------------  ---------------  -------------
  BHFTI MetLife Multi-Index          2017   602,325,151     1.33 - 14.11    977,135,322
     Targeted Risk Sub-Account       2016   583,908,748     1.18 - 12.35    847,575,021
                                     2015   435,062,012     1.15 - 11.96    633,831,341
                                     2014   281,516,918     1.19 - 12.18    421,513,955
                                     2013   153,950,143     1.12 - 11.26    209,957,052

  BHFTI MFS Research                 2017    14,986,140    16.30 - 22.33    276,582,465
     International Sub-Account       2016    16,956,442    13.02 - 17.53    247,879,900
                                     2015    18,156,340    13.44 - 17.81    271,985,758
                                     2014    18,585,662    14.00 - 18.24    287,913,009
                                     2013    19,616,483    15.39 - 18.44    331,488,461

  BHFTI Morgan Stanley Mid           2017    11,326,489     3.28 - 29.88    246,048,488
     Cap Growth Sub-Account          2016    12,770,536     2.37 - 21.48    201,153,118
                                     2015    12,648,258     2.62 - 23.62    220,460,412
                                     2014    12,928,550     2.79 - 25.03    240,528,688
                                     2013    13,099,903     2.79 - 24.94    244,579,234

  BHFTI Oppenheimer Global           2017     1,939,475    28.83 - 38.59     66,931,947
     Equity Sub-Account              2016     2,333,207    21.57 - 28.48     59,761,246
                                     2015     2,520,098    22.02 - 28.67     65,266,488
                                     2014     2,866,078    21.68 - 27.83     72,350,999
                                     2013     3,127,720    21.72 - 27.49     78,398,573

  BHFTI PanAgora Global              2017   128,771,774     1.14 - 11.97    154,256,858
     Diversified Risk Sub-Account    2016    95,787,147     1.04 - 10.75    102,757,891
     (Commenced 4/28/2014)           2015    21,772,279      0.95 - 9.78     21,123,770
                                     2014     9,788,108     1.03 - 10.44     10,161,644

  BHFTI PIMCO Inflation              2017    43,727,125    12.95 - 16.02    633,944,947
     Protected Bond Sub-Account      2016    43,749,123    12.81 - 15.62    622,764,700
                                     2015    46,098,333    12.49 - 15.01    634,902,757
                                     2014    50,751,209    13.20 - 15.63    732,596,404
                                     2013    57,648,505    13.13 - 15.33    821,456,089

  BHFTI PIMCO Total Return           2017    83,642,926    12.85 - 20.87  1,482,270,883
     Sub-Account                     2016    84,045,933    12.44 - 20.10  1,446,213,216
                                     2015    91,772,688    12.26 - 19.72  1,561,823,561
                                     2014   103,504,587    12.40 - 19.84  1,787,038,026
                                     2013   118,419,838    12.03 - 19.16  1,993,786,948

  BHFTI Pyramis Government           2017    52,602,412    10.26 - 11.31    576,103,640
     Income Sub-Account              2016    59,975,014    10.24 - 11.12    648,755,946
                                     2015    60,149,269    10.35 - 11.07    651,039,693
                                     2014    62,286,953    10.55 - 11.13    680,446,278
                                     2013    69,488,361    10.04 - 10.44    715,739,557

  BHFTI Schroders Global             2017    38,513,287     1.36 - 13.57    509,814,930
     Multi-Asset II Sub-Account      2016    36,164,251     1.18 - 11.76    415,940,338
     (Commenced 4/29/2013)           2015    31,417,980     1.14 - 11.35    351,642,870
                                     2014    14,204,266    11.35 - 11.58    163,513,389
                                     2013     7,294,047    10.69 - 10.77     78,417,229

                                                     FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  BHFTI MetLife Multi-Index          2017       1.46        0.90 - 2.25         12.98 - 14.51
     Targeted Risk Sub-Account       2016       1.29        0.90 - 2.25           0.17 - 3.43
                                     2015       1.20        0.90 - 2.25       (3.41) - (2.10)
                                     2014         --        1.15 - 2.25           0.83 - 8.01
                                     2013       0.55        1.15 - 2.25          4.04 - 11.65

  BHFTI MFS Research                 2017       1.74        0.89 - 2.35         25.19 - 27.37
     International Sub-Account       2016       2.00        0.89 - 2.35       (3.18) - (1.55)
                                     2015       2.71        0.89 - 2.35       (4.06) - (2.37)
                                     2014       2.24        0.89 - 2.35       (9.11) - (3.46)
                                     2013       2.58        0.90 - 2.35         16.49 - 18.19

  BHFTI Morgan Stanley Mid           2017       0.15        0.89 - 2.30         36.74 - 39.12
     Cap Growth Sub-Account          2016         --        0.89 - 2.30      (10.54) - (2.08)
                                     2015         --        0.89 - 2.30       (7.18) - (5.63)
                                     2014         --        0.89 - 2.30         (1.40) - 0.39
                                     2013       0.60        0.89 - 2.30         35.86 - 38.07

  BHFTI Oppenheimer Global           2017       0.90        0.90 - 2.30         33.64 - 35.51
     Equity Sub-Account              2016       0.92        0.90 - 2.30       (2.05) - (0.67)
                                     2015       0.94        0.90 - 2.30         (1.50) - 3.00
                                     2014       0.82        0.90 - 2.30         (0.31) - 1.23
                                     2013       0.35        0.90 - 2.30         24.22 - 25.97

  BHFTI PanAgora Global              2017         --        0.90 - 2.20         10.15 - 11.59
     Diversified Risk Sub-Account    2016       3.34        0.90 - 2.20          2.13 - 10.13
     (Commenced 4/28/2014)           2015       0.55        1.10 - 2.20       (7.53) - (6.51)
                                     2014       0.46        1.15 - 2.00         (0.35) - 3.75

  BHFTI PIMCO Inflation              2017       1.56        0.90 - 2.35           1.07 - 2.54
     Protected Bond Sub-Account      2016         --        0.90 - 2.35           2.55 - 4.04
                                     2015       4.95        0.90 - 2.35       (5.36) - (3.98)
                                     2014       1.54        0.90 - 2.35         (1.54) - 1.97
                                     2013       2.20        0.90 - 2.35     (11.38) - (10.09)

  BHFTI PIMCO Total Return           2017       1.75        0.89 - 2.35           2.08 - 3.85
     Sub-Account                     2016       2.59        0.89 - 2.35           0.23 - 1.94
                                     2015       5.26        0.89 - 2.35       (2.32) - (0.45)
                                     2014       2.34        0.89 - 2.35           0.40 - 3.56
                                     2013       4.27        0.89 - 2.35       (4.19) - (2.59)

  BHFTI Pyramis Government           2017       2.18        0.90 - 2.35           0.22 - 1.68
     Income Sub-Account              2016       2.11        0.90 - 2.35         (2.68) - 0.41
                                     2015       2.27        0.90 - 2.35       (1.90) - (0.47)
                                     2014       2.60        0.90 - 2.35           0.96 - 6.59
                                     2013       1.55        0.90 - 2.35       (6.74) - (5.37)

  BHFTI Schroders Global             2017       1.00        0.90 - 2.20         13.94 - 15.43
     Multi-Asset II Sub-Account      2016       0.75        0.90 - 2.25           0.87 - 3.63
     (Commenced 4/29/2013)           2015       0.66        0.90 - 2.25       (3.45) - (0.73)
                                     2014         --        1.10 - 2.25           0.98 - 7.40
                                     2013       1.65        1.15 - 2.25           4.66 - 5.43

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------  -------------------------------------------------
                                                     UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO          NET          INCOME          LOWEST TO         LOWEST TO
                                         UNITS       HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     ------------  ---------------  -------------  -------------  ----------------  ----------------
  BHFTI Schroders Global       2017   442,077,911     1.34 - 14.41    628,730,158       0.79        0.90 - 2.35        11.65 - 13.27
     Multi-Asset Sub-Account   2016   459,001,172     1.20 - 12.75    577,424,821       1.40        0.90 - 2.35          0.71 - 4.71
                               2015   467,251,015     1.16 - 12.20    562,872,602       1.00        0.90 - 2.35      (3.18) - (1.77)
                               2014   400,460,215     1.20 - 12.36    493,380,979       1.32        0.90 - 2.35          0.43 - 6.77
                               2013   375,261,358      1.14 - 1.17    435,205,689       0.01        0.90 - 2.35          7.55 - 9.12

  BHFTI SSGA Growth and        2017    78,213,763    15.44 - 18.44  1,340,474,908       2.43        0.90 - 2.35        13.18 - 14.82
     Income ETF Sub-Account    2016    85,949,744    13.64 - 16.06  1,290,390,224       2.37        0.90 - 2.35          1.90 - 4.84
                               2015    93,774,991    13.20 - 15.32  1,349,807,450       2.30        0.90 - 2.35      (4.24) - (2.84)
                               2014   101,616,119    13.79 - 15.77  1,513,705,632       2.24        0.90 - 2.35        (0.03) - 4.86
                               2013   110,435,377    13.34 - 15.03  1,578,178,677       2.51        0.90 - 2.35        10.31 - 11.92

  BHFTI SSGA Growth ETF        2017    28,040,270    15.90 - 18.99    492,240,056       2.10        0.90 - 2.35        16.87 - 18.57
     Sub-Account               2016    30,512,706    13.61 - 16.02    454,752,008       2.14        0.90 - 2.35          4.40 - 5.92
                               2015    32,991,663    13.03 - 15.12    467,274,058       2.00        0.90 - 2.35      (4.58) - (3.19)
                               2014    34,092,389    13.66 - 15.62    501,804,705       1.88        0.90 - 2.35        (0.05) - 4.43
                               2013    35,919,224    13.27 - 14.96    509,607,858       2.10        0.90 - 2.35        15.33 - 17.01

  BHFTI T. Rowe Price Large    2017    10,083,649   49.66 - 185.82    785,052,972       2.07        0.89 - 2.35        14.24 - 16.23
     Cap Value Sub-Account     2016    11,082,070   43.41 - 159.87    747,778,790       2.83        0.89 - 2.35         8.67 - 15.17
                               2015    12,150,155   38.27 - 138.81    715,850,738       1.58        0.89 - 2.35        (5.83) - 3.48
                               2014    13,521,347   40.58 - 144.85    838,816,422       1.18        0.89 - 2.35         1.20 - 12.56
                               2013    11,320,980   38.18 - 128.69    657,944,319       1.58        0.89 - 2.35        30.67 - 32.90

  BHFTI T. Rowe Price Mid Cap  2017    22,282,585    19.87 - 23.52    500,453,764         --        1.30 - 2.35        21.85 - 23.14
     Growth Sub-Account        2016    25,320,043    16.30 - 19.10    462,783,968         --        1.30 - 2.35          3.75 - 4.84
                               2015    27,786,712    15.70 - 18.22    485,654,167         --        1.30 - 2.35          4.20 - 5.30
                               2014    32,310,271    15.06 - 17.30    537,586,208         --        1.30 - 2.35        10.16 - 11.32
                               2013    37,965,912    13.67 - 15.54    568,882,747       0.21        1.30 - 2.35        33.41 - 34.82

  BHFTI TCW Core Fixed Income  2017        34,566    10.02 - 10.21        348,809       1.56        0.90 - 1.60          1.19 - 1.90
     Sub-Account               2016        29,430     9.90 - 10.02        292,738       0.71        0.90 - 1.60          0.59 - 1.29
     (Commenced 5/1/2015)      2015         7,421      9.84 - 9.87         73,169         --        1.10 - 1.60      (1.56) - (0.10)

  BHFTI Victory Sycamore Mid   2017     6,509,324     2.00 - 46.73    267,404,967       0.91        0.90 - 2.35          6.94 - 8.50
     Cap Value Sub-Account     2016     7,068,224     1.84 - 43.07    268,931,465       0.63        0.90 - 2.35         9.67 - 14.47
                               2015     7,308,379     1.61 - 37.62    244,281,850       0.45        0.90 - 2.35     (11.10) - (6.76)
                               2014     6,927,870    17.85 - 41.71    258,407,609       0.33        0.90 - 2.35          1.20 - 8.70
                               2013     4,619,902    30.27 - 38.39    158,040,375       0.74        0.90 - 2.35        27.28 - 29.14

  BHFTI Wells Capital          2017     5,092,444    23.42 - 28.55    132,288,989       1.06        0.90 - 2.35          8.22 - 9.80
     Management Mid Cap Value  2016     5,715,456    21.64 - 26.00    136,116,482       0.83        0.90 - 2.35        10.55 - 12.17
     Sub-Account               2015     6,513,771    19.57 - 23.18    139,196,313       0.64        0.90 - 2.35     (11.23) - (4.37)
                               2014     7,477,599    22.05 - 25.19    178,512,669       0.54        1.10 - 2.35         2.29 - 11.77
                               2013     7,939,384    19.93 - 22.07    170,038,386       0.89        1.30 - 2.35        29.57 - 30.94

  BHFTII Baillie Gifford       2017    19,385,638     5.77 - 19.59    250,476,859       1.00        1.10 - 2.25        31.90 - 33.42
     International Stock       2016    22,804,816     4.33 - 14.68    221,819,744       1.38        1.10 - 2.25          2.71 - 3.91
     Sub-Account               2015    24,846,295     4.17 - 14.13    233,411,516       1.43        1.10 - 2.25      (4.35) - (0.24)
                               2014    27,573,117     4.31 - 14.37    269,502,431       1.26        1.30 - 2.25      (5.49) - (1.36)
                               2013    29,549,817     4.51 - 15.12    303,453,047       0.02        1.30 - 2.25         9.68 - 13.94

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  --------------
  BHFTII BlackRock Bond           2017     1,210,717    47.04 - 80.37      72,493,090
     Income Sub-Account           2016     1,269,349    46.30 - 77.89      74,475,330
                                  2015     1,196,294    46.01 - 76.20      69,045,344
                                  2014     1,105,752    46.87 - 76.43      63,615,045
                                  2013     1,054,348    44.86 - 72.01      57,251,907

  BHFTII BlackRock Capital        2017       510,906    22.58 - 72.77      16,273,783
     Appreciation Sub-Account     2016       584,767    17.21 - 54.82      14,098,982
                                  2015       579,182    17.56 - 55.26      14,301,142
                                  2014       639,908    16.88 - 52.46      14,686,428
                                  2013       721,215    15.83 - 48.60      15,272,342

  BHFTII BlackRock                2017    28,762,874     2.27 - 25.15     293,895,134
     Ultra-Short Term Bond        2016    33,915,071     2.28 - 25.22     343,711,226
     Sub-Account                  2015    39,040,662     2.31 - 25.42     398,590,779
                                  2014    39,068,482     2.33 - 25.65     395,886,367
                                  2013    44,329,198     2.36 - 25.88     461,342,890

  BHFTII Brighthouse Asset        2017     6,959,208    13.76 - 16.22     103,669,768
     Allocation 20 Sub-Account    2016     7,192,154    13.15 - 15.31     101,585,600
                                  2015     4,782,874    12.86 - 14.78      65,568,612
                                  2014     2,973,577    13.22 - 15.00      41,687,543
                                  2013       557,035    12.93 - 13.63       7,497,408

  BHFTII Brighthouse Asset        2017   233,277,672    14.53 - 17.77   3,782,892,946
     Allocation 40 Sub-Account    2016   266,351,270    13.44 - 16.21   3,966,089,283
                                  2015   297,958,878    12.97 - 15.25   4,248,132,666
                                  2014   341,017,115    13.43 - 15.56   4,991,456,808
                                  2013       550,896    13.60 - 14.27       7,732,376

  BHFTII Brighthouse Asset        2017   369,390,513    16.19 - 23.09   6,576,710,655
     Allocation 60 Sub-Account    2016   407,551,536    14.43 - 20.37   6,424,608,702
                                  2015   446,107,386    13.78 - 19.25   6,667,289,010
                                  2014   489,838,225    14.27 - 19.73   7,527,991,156
                                  2013     3,073,122    13.90 - 14.77      44,655,421

  BHFTII Brighthouse Asset        2017   320,858,282    16.97 - 25.11   5,997,031,325
     Allocation 80 Sub-Account    2016   353,810,551    14.56 - 21.32   5,638,281,052
                                  2015   388,323,652    13.77 - 19.96   5,814,030,390
                                  2014   420,572,925    14.33 - 20.54   6,507,894,347
                                  2013     3,927,901    14.05 - 14.80      57,260,787

  BHFTII Brighthouse/Artisan      2017     7,979,852    22.49 - 68.00     207,336,567
     Mid Cap Value Sub-Account    2016     9,275,939    20.44 - 60.81     217,144,062
                                  2015    10,052,598    17.04 - 49.89     194,979,851
                                  2014    11,205,267    19.30 - 55.59     244,385,523
                                  2013    13,125,790    19.41 - 55.03     285,771,010

  BHFTII                          2017     2,741,436    24.71 - 28.09      72,337,511
     Brighthouse/Dimensional      2016     2,814,983    19.38 - 21.73      57,869,934
     International Small Company  2015     3,198,853    18.74 - 20.72      63,108,799
     Sub-Account                  2014     3,070,324    18.13 - 19.77      58,174,088
                                  2013     3,208,551    19.88 - 21.38      66,162,419

                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  BHFTII BlackRock Bond           2017       2.97        0.89 - 2.30           1.59 - 3.18
     Income Sub-Account           2016       2.96        0.89 - 2.30         (1.22) - 2.21
                                  2015       3.55        0.89 - 2.30       (1.84) - (0.30)
                                  2014       3.22        0.89 - 2.30           0.85 - 6.14
                                  2013       3.83        0.89 - 2.30       (3.17) - (1.65)

  BHFTII BlackRock Capital        2017       0.09        0.89 - 2.30         30.89 - 32.75
     Appreciation Sub-Account     2016         --        0.89 - 2.30       (2.19) - (0.80)
                                  2015         --        0.89 - 2.30           0.83 - 5.34
                                  2014       0.06        0.89 - 2.30           0.94 - 7.93
                                  2013       0.79        0.89 - 2.30         31.17 - 33.03

  BHFTII BlackRock                2017       0.09        0.90 - 2.35       (1.70) - (0.21)
     Ultra-Short Term Bond        2016         --        0.90 - 2.35       (2.21) - (0.75)
     Sub-Account                  2015         --        0.90 - 2.35       (2.32) - (0.27)
                                  2014         --        0.90 - 2.35       (2.32) - (0.13)
                                  2013         --        0.90 - 2.35       (2.32) - (0.37)

  BHFTII Brighthouse Asset        2017       2.00        0.90 - 2.20           4.61 - 5.98
     Allocation 20 Sub-Account    2016       3.21        0.90 - 2.20           0.66 - 3.59
                                  2015       1.92        0.90 - 2.20       (2.75) - (0.55)
                                  2014       1.17        0.90 - 2.20           0.07 - 3.02
                                  2013       3.04        1.55 - 2.15           2.07 - 2.68

  BHFTII Brighthouse Asset        2017       1.97        0.90 - 2.35           8.08 - 9.65
     Allocation 40 Sub-Account    2016       3.55        0.90 - 2.35           1.95 - 5.14
                                  2015       0.28        0.90 - 2.35       (3.37) - (0.68)
                                  2014       0.01        0.90 - 2.35           0.04 - 3.47
                                  2013       2.53        1.55 - 2.10           8.62 - 9.22

  BHFTII Brighthouse Asset        2017       1.72        0.90 - 2.35         12.07 - 13.71
     Allocation 60 Sub-Account    2016       3.15        0.90 - 2.35           3.07 - 6.15
                                  2015       0.54        0.90 - 2.35       (3.56) - (0.67)
                                  2014       0.02        0.90 - 2.35           0.03 - 3.93
                                  2013       2.00        1.55 - 2.25         15.36 - 16.17

  BHFTII Brighthouse Asset        2017       1.54        0.90 - 2.35         16.40 - 18.10
     Allocation 80 Sub-Account    2016       2.95        0.90 - 2.35           4.56 - 7.17
                                  2015       0.33        0.90 - 2.35       (3.98) - (0.84)
                                  2014       0.02        0.90 - 2.35         (0.03) - 4.53
                                  2013       1.46        1.55 - 2.15         21.67 - 22.40

  BHFTII Brighthouse/Artisan      2017       0.51        0.89 - 2.35          9.93 - 11.82
     Mid Cap Value Sub-Account    2016       0.88        0.89 - 2.35         19.80 - 21.88
                                  2015       0.94        0.89 - 2.35     (11.76) - (10.24)
                                  2014       0.55        0.89 - 2.35         (0.69) - 1.02
                                  2013       0.77        0.89 - 2.35         33.34 - 35.64

  BHFTII                          2017       1.97        0.90 - 2.30         27.49 - 29.28
     Brighthouse/Dimensional      2016       1.92        0.90 - 2.30           3.42 - 4.88
     International Small Company  2015       1.67        0.90 - 2.30           0.83 - 4.81
     Sub-Account                  2014       2.02        0.90 - 2.30       (8.82) - (0.83)
                                  2013       1.72        0.90 - 2.30         24.70 - 26.46

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------
  BHFTII                          2017    26,398,229     6.84 - 73.43     831,306,119
     Brighthouse/Wellington Core  2016    29,665,645     5.82 - 62.22     787,903,717
     Equity Opportunities         2015    26,356,637    17.28 - 58.48     527,700,755
     Sub-Account                  2014    30,718,018    17.28 - 57.62     609,015,113
                                  2013    36,209,587    16.00 - 52.55     658,561,438

  BHFTII Frontier Mid Cap         2017     2,948,860    22.22 - 25.66      72,637,850
     Growth Sub-Account           2016     3,317,626    18.21 - 20.80      66,475,159
     (Commenced 4/29/2013)        2015     3,809,398    17.73 - 20.04      73,654,799
                                  2014     4,248,372    17.69 - 19.79      81,297,538
                                  2013     4,767,721    16.33 - 18.08      83,651,163

  BHFTII Jennison Growth          2017    18,321,429     6.17 - 31.45     507,080,287
     Sub-Account                  2016    21,756,762     4.56 - 23.16     447,002,555
                                  2015    23,988,437     4.61 - 23.40     501,066,353
                                  2014    27,528,387     4.22 - 21.36     529,020,323
                                  2013    32,574,197     3.93 - 19.82     585,624,219

  BHFTII Loomis Sayles Small      2017       215,634    58.74 - 78.05      14,483,333
     Cap Core Sub-Account         2016       241,747    52.28 - 68.64      14,400,635
                                  2015       250,951    44.97 - 58.33      12,750,644
                                  2014       261,060    46.83 - 58.80      13,706,471
                                  2013       283,327    46.30 - 57.49      14,610,773

  BHFTII Loomis Sayles Small      2017        14,487    22.21 - 24.55         344,057
     Cap Growth Sub-Account       2016        15,428    17.80 - 19.55         292,623
                                  2015        18,203    17.03 - 18.60         328,707
                                  2014        16,302    17.05 - 18.51         293,433
                                  2013        12,506    17.15 - 18.50         226,802

  BHFTII MetLife Aggregate        2017    21,705,738     1.82 - 19.71     313,384,800
     Bond Index Sub-Account       2016    21,606,441     1.79 - 19.26     308,498,975
                                  2015    18,032,558     1.77 - 18.98     245,107,645
                                  2014    16,099,701     1.79 - 19.11     213,475,999
                                  2013    13,536,937     1.71 - 18.22     162,571,849

  BHFTII MetLife Mid Cap          2017     5,121,934     3.74 - 40.63     166,303,833
     Stock Index Sub-Account      2016     5,338,539     3.27 - 35.35     151,623,612
                                  2015     5,111,469     2.75 - 29.62     121,483,288
                                  2014     5,178,461     2.86 - 30.60     127,735,872
                                  2013     5,501,359     2.64 - 28.20     125,884,078

  BHFTII MetLife MSCI EAFE        2017     8,636,458     1.80 - 19.76     122,285,606
     Index Sub-Account            2016     9,185,190     1.46 - 15.96     104,406,669
                                  2015     8,770,551     1.46 - 15.89      99,902,951
                                  2014     8,697,532     1.49 - 16.21     101,223,288
                                  2013     8,809,646     1.61 - 17.40     112,197,169

  BHFTII MetLife Russell 2000     2017     4,832,284     3.64 - 40.46     152,382,147
     Index Sub-Account            2016     5,131,926     3.22 - 35.60     143,701,523
                                  2015     5,516,806     2.69 - 29.61     129,529,499
                                  2014     5,807,014     2.84 - 31.21     144,858,146
                                  2013     5,835,501     2.74 - 29.98     141,070,458

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        -------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -------------  ----------------  ----------------
  BHFTII                          2017       1.46        0.89 - 2.35        16.17 - 18.02
     Brighthouse/Wellington Core  2016       1.71        0.89 - 2.35          0.63 - 6.39
     Equity Opportunities         2015       1.65        0.89 - 2.35        (0.11) - 4.18
     Sub-Account                  2014       0.59        0.89 - 2.35          1.34 - 9.65
                                  2013      1.27         0.89 - 2.35        30.43 - 32.52

  BHFTII Frontier Mid Cap         2017        --         1.30 - 2.35        22.04 - 23.33
     Growth Sub-Account           2016         --        1.30 - 2.35          2.72 - 3.80
     (Commenced 4/29/2013)        2015         --        1.30 - 2.35          0.22 - 1.28
                                  2014        --         1.30 - 2.35          8.30 - 9.44
                                  2013        --         1.30 - 2.35        19.21 - 20.07

  BHFTII Jennison Growth          2017      0.09         0.90 - 2.35        33.82 - 35.76
     Sub-Account                  2016       0.03        0.90 - 2.35      (2.45) - (0.98)
                                  2015      0.02         0.90 - 2.35          3.00 - 9.55
                                  2014      0.04         0.90 - 2.35        (0.16) - 7.81
                                  2013      0.20         0.90 - 2.35        33.56 - 35.51

  BHFTII Loomis Sayles Small      2017      0.06         1.10 - 2.30        12.35 - 13.70
     Cap Core Sub-Account         2016       0.07        1.10 - 2.30        16.27 - 17.67
                                  2015        --         1.10 - 2.30      (3.98) - (2.67)
                                  2014        --         1.20 - 2.30          1.15 - 2.27
                                  2013      0.23         1.20 - 2.30        37.49 - 39.01

  BHFTII Loomis Sayles Small      2017        --         0.90 - 1.50        24.80 - 25.55
     Cap Growth Sub-Account       2016         --        0.90 - 1.50          4.47 - 5.10
                                  2015        --         0.90 - 1.50        (0.08) - 0.52
                                  2014        --         0.90 - 1.50        (0.57) - 0.03
                                  2013        --         0.90 - 1.50        46.17 - 47.05

  BHFTII MetLife Aggregate        2017      2.68         0.89 - 2.25          0.65 - 2.35
     Bond Index Sub-Account       2016       2.73        0.89 - 2.35        (2.09) - 1.44
                                  2015      2.67         0.89 - 2.35      (2.38) - (0.46)
                                  2014      2.62         0.89 - 2.35          0.54 - 4.87
                                  2013      3.23         0.89 - 2.25      (4.74) - (3.19)

  BHFTII MetLife Mid Cap          2017      1.21         0.89 - 2.35        12.93 - 14.92
     Stock Index Sub-Account      2016       1.06        0.89 - 2.35        17.29 - 19.37
                                  2015      0.97         0.89 - 2.35      (7.24) - (2.52)
                                  2014      0.85         0.89 - 2.35          1.60 - 8.52
                                  2013      1.00         0.89 - 2.35        29.67 - 31.97

  BHFTII MetLife MSCI EAFE        2017      2.51         0.89 - 2.25        21.78 - 23.80
     Index Sub-Account            2016       2.41        0.89 - 2.25        (1.28) - 0.44
                                  2015      3.14         0.89 - 2.25      (9.98) - (1.36)
                                  2014      2.43         0.89 - 2.25      (8.42) - (2.81)
                                  2013      2.89         0.89 - 2.25        18.74 - 20.78

  BHFTII MetLife Russell 2000     2017      1.01         0.89 - 2.35        11.65 - 13.66
     Index Sub-Account            2016       1.07        0.89 - 2.35        18.12 - 20.21
                                  2015      1.00         0.89 - 2.35      (9.86) - (3.68)
                                  2014      0.96         0.89 - 2.35          2.30 - 4.11
                                  2013      1.29         0.89 - 2.35        34.91 - 37.33

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      --------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                          UNITS       HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  -------------
  BHFTII MetLife Stock Index    2017    22,657,750    9.30 - 104.14    639,076,662
     Sub-Account                2016    25,218,819     7.75 - 86.45    594,986,915
                                2015    25,649,785     7.03 - 78.11    553,515,934
                                2014    28,264,874     7.03 - 77.90    610,830,233
                                2013    28,624,388     6.28 - 69.33    561,274,487

  BHFTII MFS Total Return       2017       607,860    55.73 - 91.35     42,885,568
     Sub-Account                2016       645,393    50.82 - 81.96     41,309,025
                                2015       710,775    47.72 - 75.73     42,319,194
                                2014       756,067    49.00 - 76.52     45,817,455
                                2013       814,124    46.24 - 71.07     46,044,412

  BHFTII MFS Value II           2017       234,946    19.39 - 22.55      4,909,817
     Sub-Account                2016       254,830    18.36 - 21.14      5,024,818
                                2015       245,613    15.79 - 17.99      4,149,008
                                2014       229,967    17.66 - 19.31      4,201,564
                                2013       225,190    16.80 - 17.73      3,792,926

  BHFTII MFS Value Sub-Account  2017    10,064,425    16.28 - 34.01    301,209,781
                                2016    11,015,597    14.16 - 29.18    284,625,248
                                2015    10,866,190    12.69 - 25.81    249,890,569
                                2014    10,916,908    13.03 - 26.14    255,401,966
                                2013    12,139,878    12.05 - 23.85    260,473,964

  BHFTII Neuberger Berman       2017     4,920,073    23.20 - 36.94    136,037,963
     Genesis Sub-Account        2016     5,470,799    20.57 - 32.20    133,113,538
                                2015     6,339,117    17.77 - 27.37    131,949,869
                                2014     7,109,782    18.11 - 27.46    150,104,225
                                2013     8,020,175    18.58 - 27.70    172,247,460

  BHFTII T. Rowe Price Large    2017    16,507,642    11.60 - 81.98    261,127,419
     Cap Growth Sub-Account     2016    17,003,069     8.79 - 62.34    203,478,587
                                2015    19,853,858     8.76 - 62.33    233,448,817
                                2014    15,015,374     8.02 - 57.25    166,959,337
                                2013    14,688,080     8.03 - 53.41    151,930,071

  BHFTII T. Rowe Price Small    2017       336,378    35.58 - 52.00     14,148,515
     Cap Growth Sub-Account     2016       373,919    29.67 - 42.70     12,987,892
                                2015       373,434    27.19 - 38.55     11,814,560
                                2014       321,073    27.11 - 37.87      9,976,420
                                2013       356,919    25.98 - 35.74     10,522,813

  BHFTII VanEck Global          2017     7,083,667    11.74 - 12.93     88,061,334
     Natural Resources          2016     6,924,892    12.08 - 13.17     88,041,249
     Sub-Account                2015     8,336,502      8.59 - 9.26     74,871,874
                                2014     6,586,665    13.05 - 13.93     89,288,128
                                2013     6,278,667    16.43 - 17.17    106,449,499

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  BHFTII MetLife Stock Index    2017       1.60        0.89 - 2.90         17.95 - 20.47
     Sub-Account                2016       1.84        0.89 - 2.90          8.35 - 10.68
                                2015       1.57        0.89 - 2.90         (3.80) - 2.90
                                2014       1.51        0.89 - 2.90          0.87 - 12.36
                                2013       1.68        0.89 - 2.90         28.14 - 30.85

  BHFTII MFS Total Return       2017       2.39        0.89 - 2.30          9.68 - 11.45
     Sub-Account                2016       2.77        0.89 - 2.30           6.50 - 8.23
                                2015       2.49        0.89 - 2.30       (2.62) - (1.04)
                                2014       2.25        0.89 - 2.30           5.95 - 7.68
                                2013       2.31        0.89 - 2.30         16.06 - 17.94

  BHFTII MFS Value II           2017       2.58        0.89 - 1.60           5.65 - 6.69
     Sub-Account                2016       1.63        0.89 - 1.60         16.22 - 17.46
                                2015       1.82        0.89 - 1.60      (10.29) - (6.82)
                                2014       1.26        0.89 - 1.35           1.39 - 8.95
                                2013       1.38        0.89 - 1.35         30.28 - 30.88

  BHFTII MFS Value Sub-Account  2017       1.88        0.89 - 2.35         14.86 - 16.96
                                2016       2.08        0.89 - 2.35         11.45 - 13.38
                                2015       2.49        0.89 - 2.35         (2.68) - 2.26
                                2014       1.57        0.89 - 2.35           1.99 - 9.83
                                2013       0.55        0.89 - 2.35         17.10 - 34.53

  BHFTII Neuberger Berman       2017       0.20        0.89 - 2.35         12.81 - 14.73
     Genesis Sub-Account        2016       0.23        0.89 - 2.35         15.64 - 17.63
                                2015       0.18        0.89 - 2.35       (1.95) - (0.31)
                                2014       0.22        0.89 - 2.35         (2.62) - 0.40
                                2013       0.10        0.89 - 2.35         24.94 - 37.30

  BHFTII T. Rowe Price Large    2017       0.09        0.89 - 2.35         30.39 - 32.68
     Cap Growth Sub-Account     2016         --        0.89 - 2.35         (0.83) - 0.86
                                2015         --        0.89 - 2.35         (3.16) - 9.80
                                2014         --        0.89 - 2.35        (0.04) - 13.92
                                2013         --        0.89 - 2.35         26.10 - 37.93

  BHFTII T. Rowe Price Small    2017       0.17        0.89 - 2.15         19.94 - 21.80
     Cap Growth Sub-Account     2016       0.15        0.89 - 2.15          9.11 - 10.75
                                2015       0.08        0.89 - 2.15         (8.44) - 1.80
                                2014       0.01        0.89 - 2.15           2.47 - 5.96
                                2013       0.22        0.89 - 2.15         41.11 - 43.27

  BHFTII VanEck Global          2017         --        1.10 - 2.15       (2.85) - (1.82)
     Natural Resources          2016       0.59        1.10 - 2.15         40.68 - 42.17
     Sub-Account                2015       0.21        1.10 - 2.15     (34.19) - (33.49)
                                2014       0.27        1.10 - 2.15     (20.55) - (11.40)
                                2013       0.66        1.30 - 2.15           8.40 - 9.32

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                          AS OF DECEMBER 31
                                           ---------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO          NET
                                               UNITS        HIGHEST ($)     ASSETS ($)
                                           ------------  ---------------  --------------
  BHFTII Western Asset               2017    31,331,458    26.57 - 39.37   1,066,892,358
     Management Strategic Bond       2016    32,852,094    25.20 - 36.70   1,050,068,498
     Opportunities Sub-Account       2015         6,545    27.92 - 31.04         195,310
     (Commenced 11/19/2014)          2014           398            32.02          12,743

  BHFTII Western Asset               2017    13,730,177    14.36 - 20.09     244,111,008
     Management U.S. Government      2016    14,126,610    14.46 - 19.94     250,345,183
     Sub-Account                     2015    15,069,560    14.65 - 19.92     268,298,667
                                     2014    15,346,536    14.95 - 19.83     276,085,662
                                     2013    16,417,493    14.93 - 19.52     291,870,388

  BlackRock Global Allocation        2017       128,262    22.44 - 24.78       2,999,343
     V.I. Sub-Account                2016       123,935    20.06 - 21.99       2,582,039
     (Commenced 11/19/2014)          2015        77,369    19.63 - 21.37       1,566,871
                                     2014           402            21.30           8,557

  Deutsche I CROCI                   2017     1,302,718      7.77 - 9.56      12,446,509
     International VIP Sub-Account   2016     1,416,905      6.42 - 7.94      11,250,311
                                     2015     1,563,760      7.92 - 7.99      12,496,599
                                     2014     1,732,959      8.50 - 8.57      14,851,303
                                     2013     1,888,612      9.76 - 9.85      18,592,794

  Federated High Income Bond         2017           168            11.94           2,008
     Sub-Account                     2016         2,435            11.32          27,574
                                     2015         2,503            10.00          25,030
                                     2014         2,534            10.41          26,376
                                     2013         2,545            10.28          26,166

  Federated Kaufman                  2017         5,219            11.30          58,964
     Sub-Account                     2016         5,331             8.93          47,589
                                     2015         5,491             8.73          47,958
                                     2014         5,676             8.33          47,253
                                     2013         5,836             7.70          44,907

  Fidelity VIP Asset Manager         2017     4,080,387    17.58 - 18.88      72,267,994
     Sub-Account                     2016     4,493,375    15.61 - 16.70      70,694,332
                                     2015     4,920,853    15.35 - 16.34      76,132,122
                                     2014     5,426,360    15.54 - 16.47      84,977,763
                                     2013     5,885,530    14.88 - 15.70      88,274,483

  Fidelity VIP Contrafund            2017    20,143,633     7.85 - 91.54     625,750,850
     Sub-Account                     2016    21,259,478     6.55 - 75.90     573,685,439
                                     2015    21,653,047     6.17 - 71.00     581,923,231
                                     2014    20,382,633     6.24 - 71.28     631,948,733
                                     2013    17,717,451     5.67 - 64.36     611,972,926

  Fidelity VIP Equity-Income         2017       216,963            22.93       4,975,328
     Sub-Account                     2016       230,181            20.60       4,741,279
                                     2015       280,187            17.70       4,959,137
                                     2014       303,711            18.69       5,676,328
                                     2013       341,560            17.43       5,954,600

                                                     FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  BHFTII Western Asset               2017       3.85        0.89 - 2.35           5.43 - 7.27
     Management Strategic Bond       2016       2.28        0.89 - 2.35           3.36 - 7.33
     Opportunities Sub-Account       2015       3.26        1.10 - 1.60       (3.56) - (2.23)
     (Commenced 11/19/2014)          2014         --               1.10                (0.65)

  BHFTII Western Asset               2017       2.43        0.90 - 2.35         (0.68) - 0.77
     Management U.S. Government      2016       2.39        0.90 - 2.35         (1.94) - 0.12
     Sub-Account                     2015       2.04        0.90 - 2.35       (2.02) - (0.40)
                                     2014       1.68        0.95 - 2.35           0.17 - 1.58
                                     2013       1.95        0.95 - 2.35       (3.21) - (1.84)

  BlackRock Global Allocation        2017       1.29        0.90 - 1.60         11.91 - 12.69
     V.I. Sub-Account                2016       1.55        0.90 - 1.60           2.16 - 2.87
     (Commenced 11/19/2014)          2015       2.16        0.90 - 1.60       (5.15) - (0.44)
                                     2014       2.13               1.10                (0.45)

  Deutsche I CROCI                   2017       7.00        0.89 - 1.40         20.27 - 20.89
     International VIP Sub-Account   2016      10.65        0.89 - 1.40       (0.66) - (0.15)
                                     2015       4.14        1.35 - 1.40       (6.80) - (6.75)
                                     2014       1.76        1.35 - 1.40     (12.99) - (12.95)
                                     2013       5.30        1.35 - 1.40         18.56 - 18.62

  Federated High Income Bond         2017      22.71               1.40                  5.46
     Sub-Account                     2016       6.17               1.40                 13.22
                                     2015       5.62               1.40                (3.93)
                                     2014       5.88               1.40                  1.26
                                     2013       6.76               1.40                  5.50

  Federated Kaufman                  2017         --               1.40                 26.55
     Sub-Account                     2016         --               1.40                  2.22
                                     2015         --               1.40                  4.90
                                     2014         --               1.40                  8.19
                                     2013         --               1.40                 38.18

  Fidelity VIP Asset Manager         2017       1.84        0.89 - 1.40         12.52 - 13.10
     Sub-Account                     2016       1.45        0.89 - 1.40           1.64 - 2.16
                                     2015       1.53        0.89 - 1.40       (1.25) - (0.75)
                                     2014       1.47        0.89 - 1.40           4.36 - 4.90
                                     2013       1.55        0.89 - 1.40         14.10 - 14.68

  Fidelity VIP Contrafund            2017       0.91        0.89 - 2.25         19.06 - 20.80
     Sub-Account                     2016       0.74        0.89 - 2.25           5.15 - 7.05
                                     2015       0.94        0.89 - 2.25       (1.68) - (0.22)
                                     2014       0.89        0.89 - 2.25          9.33 - 10.95
                                     2013       1.04        0.89 - 2.25         10.23 - 30.12

  Fidelity VIP Equity-Income         2017       1.70               1.40                 11.33
     Sub-Account                     2016       2.16               1.40                 16.38
                                     2015       3.11               1.40                (5.30)
                                     2014       2.75               1.40                  7.21
                                     2013       2.41               1.40                 26.37

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  Fidelity VIP FundsManager    2017   316,884,820    14.72 - 14.98   4,703,906,420
     50% Sub-Account           2016   339,562,460    13.13 - 13.34   4,491,693,357
                               2015   340,402,591    12.86 - 13.05   4,406,702,675
                               2014   268,426,412    13.11 - 13.28   3,538,458,593
                               2013   158,954,030    12.73 - 12.88   2,033,793,788

  Fidelity VIP FundsManager    2017   191,801,626    14.40 - 14.62   2,781,261,557
     60% Sub-Account           2016   250,989,708    12.56 - 12.74   3,173,600,531
                               2015   299,646,067    12.24 - 12.39   3,688,709,449
                               2014   319,425,019    12.44 - 12.58   3,994,437,491
                               2013   333,151,686    12.05 - 12.16   4,031,523,824

  Fidelity VIP Government      2017     2,578,960     6.72 - 10.03      17,602,157
     Money Market Sub-Account  2016     2,758,925     6.77 - 10.16      18,955,221
                               2015     5,764,747     6.85 - 10.34      49,654,013
                               2014     5,894,288     6.95 - 10.53      50,947,648
                               2013     8,307,410     7.04 - 10.73      76,155,346

  Fidelity VIP Growth          2017     5,678,425    30.88 - 33.04     177,086,628
     Sub-Account               2016     6,179,280    23.17 - 24.67     144,530,563
                               2015     6,842,558    23.31 - 24.69     160,925,919
                               2014     7,538,876    22.06 - 23.24     167,673,930
                               2013     8,194,380    20.10 - 21.07     165,968,439

  Fidelity VIP Index 500       2017     1,974,819    33.45 - 35.88      66,077,861
     Sub-Account               2016     2,222,100    27.86 - 29.74      61,915,726
                               2015     2,464,560    25.24 - 26.83      62,224,177
                               2014     2,778,454    25.25 - 26.71      70,165,982
                               2013     3,091,556    22.53 - 23.73      69,677,247

  Fidelity VIP Mid Cap         2017     5,822,703    68.99 - 82.66     444,177,834
     Sub-Account               2016     6,382,115    58.33 - 69.23     409,695,192
                               2015     6,898,177    53.12 - 62.44     401,284,587
                               2014     7,445,624    55.03 - 64.08     446,277,693
                               2013     7,792,671    52.90 - 61.01     446,581,942

  Fidelity VIP Overseas        2017       307,530    13.96 - 15.91       4,543,644
     Sub-Account               2016       333,151    10.84 - 12.36       3,832,068
                               2015       376,022    11.55 - 13.19       4,615,792
                               2014       411,275    11.28 - 12.89       4,942,746
                               2013       447,143    12.41 - 14.19       5,925,521

  FTVIPT Franklin Income VIP   2017     3,717,519    54.01 - 78.66     259,462,703
     Sub-Account               2016     4,031,843    50.36 - 72.41     260,175,136
                               2015     4,415,184    45.17 - 64.11     253,302,116
                               2014     4,717,186    49.71 - 69.63     294,909,928
                               2013     4,919,666    48.59 - 67.20     297,821,470

  FTVIPT Franklin Mutual       2017     3,858,849    30.99 - 37.89     133,542,917
     Shares VIP Sub-Account    2016     4,164,982    29.15 - 35.30     134,905,092
                               2015     4,536,450    25.60 - 30.71     128,211,487
                               2014     5,080,687    27.45 - 32.61     153,109,223
                               2013     5,477,366    26.11 - 30.73     156,078,571

                                               FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                        INCOME          LOWEST TO         LOWEST TO
                                       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     -------------  ----------------  ----------------
  Fidelity VIP FundsManager    2017       1.14        1.90 - 2.05        12.14 - 12.31
     50% Sub-Account           2016       1.24        1.90 - 2.05          2.11 - 2.26
                               2015      1.25         1.90 - 2.05      (1.89) - (1.75)
                               2014      1.45         1.90 - 2.05          2.96 - 3.12
                               2013      1.55         1.90 - 2.05        12.57 - 12.74

  Fidelity VIP FundsManager    2017      0.99         1.90 - 2.05        14.62 - 14.79
     60% Sub-Account           2016       1.14        1.90 - 2.05          2.66 - 2.82
                               2015      1.05         1.90 - 2.05      (1.63) - (1.48)
                               2014      1.24         1.90 - 2.05          3.27 - 3.42
                               2013      1.16         1.90 - 2.05        16.21 - 16.38

  Fidelity VIP Government      2017      0.67         0.89 - 2.05      (1.39) - (0.22)
     Money Market Sub-Account  2016       0.18        0.89 - 2.05      (1.85) - (0.68)
                               2015      0.02         0.89 - 2.05      (2.02) - (0.86)
                               2014      0.01         0.89 - 2.05      (2.02) - (0.88)
                               2013      0.02         0.89 - 2.05      (2.01) - (0.86)

  Fidelity VIP Growth          2017      0.22         0.89 - 1.40        33.26 - 33.94
     Sub-Account               2016       0.04        0.89 - 1.40      (0.60) - (0.09)
                               2015      0.25         0.89 - 1.40          5.68 - 6.23
                               2014      0.18         0.89 - 1.40         9.75 - 10.31
                               2013      0.29         0.89 - 1.40        34.44 - 35.13

  Fidelity VIP Index 500       2017      1.77         0.89 - 1.35        20.09 - 20.64
     Sub-Account               2016       1.44        0.89 - 1.35        10.36 - 10.87
                               2015      1.93         0.89 - 1.35        (0.02) - 0.44
                               2014      1.59         0.89 - 1.35        12.05 - 12.56
                               2013      1.84         0.89 - 1.35        30.47 - 31.07

  Fidelity VIP Mid Cap         2017      0.49         0.95 - 1.90        18.28 - 19.40
     Sub-Account               2016       0.31        0.95 - 1.90         6.93 - 10.87
                               2015      0.25         0.95 - 1.90      (3.48) - (2.56)
                               2014      0.02         0.95 - 1.90          4.04 - 5.03
                               2013      0.28         0.95 - 1.90        33.31 - 34.59

  Fidelity VIP Overseas        2017      1.41         1.15 - 1.40        28.48 - 28.80
     Sub-Account               2016       1.38        1.15 - 1.40      (6.38) - (6.15)
                               2015      1.31         1.15 - 1.40          2.18 - 2.44
                               2014      1.29         1.15 - 1.40      (9.36) - (9.13)
                               2013      1.34         1.15 - 1.40        28.62 - 28.95

  FTVIPT Franklin Income VIP   2017      4.13         0.95 - 2.25          7.24 - 8.64
     Sub-Account               2016       4.98        0.95 - 2.25         8.00 - 12.95
                               2015      4.62         0.95 - 2.25      (9.12) - (7.93)
                               2014      4.98         0.95 - 2.25          2.29 - 3.63
                               2013      6.33         0.95 - 2.25        11.41 - 12.86

  FTVIPT Franklin Mutual       2017      2.23         0.95 - 1.90          6.31 - 7.33
     Shares VIP Sub-Account    2016       1.98        0.95 - 1.90        10.51 - 14.96
                               2015      3.00         0.95 - 1.90      (6.73) - (5.84)
                               2014      2.00         0.95 - 1.90          5.11 - 6.11
                               2013      2.10         0.95 - 1.90        25.85 - 27.05

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                    ---------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO          NET
                                        UNITS        HIGHEST ($)     ASSETS ($)
                                    ------------  ---------------  --------------
  FTVIPT Franklin Small Cap   2017     7,335,249     1.85 - 42.86     131,376,313
     Value VIP Sub-Account    2016     7,878,700     1.69 - 39.24     128,270,987
                              2015     8,783,442     1.31 - 13.07     110,998,636
                              2014     9,145,054     1.42 - 14.25     126,502,556
                              2013     9,184,423    13.56 - 14.30     128,048,983

  FTVIPT Templeton Foreign    2017     1,993,298    15.72 - 37.10      70,683,455
     VIP Sub-Account          2016     2,245,781    13.71 - 32.34      68,504,762
                              2015     2,282,942    13.03 - 30.69      66,002,305
                              2014     2,354,783    14.19 - 33.39      73,607,780
                              2013     2,457,017    16.25 - 38.21      87,721,293

  FTVIPT Templeton Global     2017    10,914,647    17.44 - 20.50     207,536,185
     Bond VIP Sub-Account     2016    11,303,555    17.42 - 20.30     213,840,331
                              2015    11,945,145    17.38 - 19.91     222,633,715
                              2014    12,667,617    18.48 - 21.01     250,150,012
                              2013    12,950,902    18.47 - 20.82     254,683,414

  Invesco V.I. American       2017         1,440            10.37          14,923
     Franchise Sub-Account    2016         1,514             8.25          12,495
                              2015         1,825             8.19          14,936
                              2014         1,911             7.90          15,107
                              2013        22,147             7.39         163,713

  Invesco V.I. Core Equity    2017        17,258             7.54         130,081
     Sub-Account              2016        25,350             6.75         171,207
                              2015        27,589             6.21         171,366
                              2014        34,703             6.68         231,978
                              2013        39,835             6.27         249,696

  Invesco V.I. Equity and     2017    25,769,702     7.84 - 28.15     681,403,273
     Income Sub-Account       2016    27,024,285     7.16 - 25.65     654,269,917
                              2015    28,966,281     6.30 - 22.55     619,311,840
                              2014    30,622,887     6.54 - 23.37     681,211,301
                              2013    31,328,255     6.09 - 21.69     649,322,698

  Invesco V.I. Growth and     2017            84            13.24           1,110
     Income Sub-Account       2016            87            11.74           1,017
                              2015           654             9.95           6,509
                              2014           665            10.41           6,927
                              2013    13,799,854     9.57 - 36.41     365,970,613

  Invesco V.I. International  2017     7,575,169    10.40 - 39.43     269,423,754
     Growth Sub-Account       2016     8,293,250     8.57 - 32.43     243,849,630
                              2015     8,534,492     8.74 - 32.97     256,390,780
                              2014     8,820,511     9.07 - 34.18     275,880,972
                              2013     8,901,354     9.17 - 34.47     281,999,206

  Ivy VIP Asset Strategy      2017        19,310    15.98 - 17.89         332,996
     Sub-Account              2016        15,823    13.72 - 15.29         233,181
     (Commenced 11/19/2014)   2015        20,900    14.31 - 15.87         317,700
                              2014         2,575    16.67 - 17.51          45,023

                                              FOR THE YEAR ENDED DECEMBER 31
                                    --------------------------------------------------
                                    INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                       INCOME          LOWEST TO          LOWEST TO
                                      RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                    -------------  ----------------  -----------------
  FTVIPT Franklin Small Cap   2017       0.52        0.95 - 1.80           8.68 - 9.61
     Value VIP Sub-Account    2016       0.82        0.95 - 1.80         19.18 - 28.96
                              2015       0.63        0.95 - 1.75       (8.99) - (8.26)
                              2014       0.61        0.95 - 1.75       (1.17) - (0.38)
                              2013       1.31        0.95 - 1.75         33.88 - 34.95

  FTVIPT Templeton Foreign    2017       2.62        1.55 - 2.30         14.05 - 14.90
     VIP Sub-Account          2016       1.95        1.55 - 2.30           4.74 - 5.53
                              2015       3.23        1.55 - 2.30       (8.62) - (7.93)
                              2014       1.86        1.55 - 2.30     (13.15) - (12.50)
                              2013       2.38        1.55 - 2.30         20.18 - 21.08

  FTVIPT Templeton Global     2017         --        0.95 - 1.80           0.11 - 0.96
     Bond VIP Sub-Account     2016         --        0.95 - 1.80           1.15 - 2.04
                              2015       7.91        0.95 - 1.75       (5.97) - (5.21)
                              2014       5.11        0.95 - 1.75           0.07 - 0.87
                              2013       4.75        0.95 - 1.75         (0.13) - 0.67

  Invesco V.I. American       2017       0.08               1.40                 25.58
     Franchise Sub-Account    2016         --               1.40                  0.85
                              2015         --               1.40                  3.55
                              2014         --               1.40                  6.93
                              2013       0.42               1.40                 38.19

  Invesco V.I. Core Equity    2017       0.96               1.40                 11.61
     Sub-Account              2016       0.76               1.40                  8.73
                              2015       1.05               1.40                (7.08)
                              2014       0.87               1.40                  6.64
                              2013       1.36               1.40                 27.45

  Invesco V.I. Equity and     2017       1.45        0.95 - 1.90           8.70 - 9.74
     Income Sub-Account       2016       1.64        0.95 - 1.90         10.31 - 13.75
                              2015       2.30        0.95 - 1.90       (4.42) - (3.51)
                              2014       1.58        0.95 - 1.90           6.72 - 7.74
                              2013       1.54        0.95 - 1.90         22.54 - 23.71

  Invesco V.I. Growth and     2017       1.56               1.40                 12.73
     Income Sub-Account       2016       0.58               1.40                 18.03
                              2015       2.94               1.40                (4.41)
                              2014         --               1.40                  8.75
                              2013       1.31        0.95 - 1.90         31.25 - 32.50

  Invesco V.I. International  2017       1.24        0.95 - 1.80         20.54 - 21.57
     Growth Sub-Account       2016       1.17        0.95 - 1.80       (4.75) - (1.64)
                              2015       1.28        0.95 - 1.75       (4.31) - (3.54)
                              2014       1.38        0.95 - 1.75       (1.65) - (0.86)
                              2013       1.10        0.95 - 1.75         16.66 - 17.60

  Ivy VIP Asset Strategy      2017       1.66        1.10 - 1.60         16.40 - 16.98
     Sub-Account              2016       0.56        1.10 - 1.60       (4.11) - (3.63)
     (Commenced 11/19/2014)   2015       0.36        1.10 - 1.60       (9.80) - (9.35)
                              2014         --        1.10 - 1.35       (2.27) - (2.24)

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------
  LMPVET ClearBridge Variable     2017    10,637,575    19.13 - 34.83     321,469,898
     Aggressive Growth            2016    10,932,298    16.82 - 30.24     293,536,621
     Sub-Account                  2015    11,091,987    16.99 - 30.16     300,878,534
                                  2014    11,333,726    17.67 - 30.99     316,448,933
                                  2013    11,979,001    15.00 - 25.98     280,745,200

  LMPVET ClearBridge Variable     2017     7,854,907    12.31 - 73.70     452,130,395
     Appreciation Sub-Account     2016     7,615,066    10.51 - 62.23     405,981,554
                                  2015     7,746,928    41.76 - 57.24     400,323,007
                                  2014     8,268,721    42.06 - 56.87     426,519,441
                                  2013     8,604,407    38.78 - 51.73     405,286,221

  LMPVET ClearBridge Variable     2017     8,474,807    16.91 - 28.66     224,472,939
     Dividend Strategy            2016     8,906,934    14.51 - 24.31     200,725,348
     Sub-Account                  2015     9,391,848    12.92 - 21.38     186,422,315
                                  2014     9,796,222    13.81 - 22.59     205,573,482
                                  2013    10,244,154    12.44 - 20.09     191,169,653

  LMPVET ClearBridge Variable     2017       101,448    30.17 - 34.28       3,261,658
     Large Cap Growth             2016       121,433    23.83 - 27.67       3,173,371
     Sub-Account                  2015       156,000    22.70 - 26.15       3,887,858
                                  2014       200,379    21.16 - 24.18       4,631,601
                                  2013       242,954    18.99 - 21.53       5,012,390

  LMPVET ClearBridge Variable     2017       248,434    25.39 - 29.77       7,016,572
     Large Cap Value Sub-Account  2016       342,723    22.62 - 26.31       8,591,571
                                  2015       333,277    20.49 - 23.64       7,518,321
                                  2014       369,225    21.58 - 24.70       8,744,177
                                  2013       319,601    19.77 - 22.45       6,892,954

  LMPVET ClearBridge Variable     2017     3,504,028    16.06 - 39.84     113,694,790
     Small Cap Growth             2016     3,770,232    13.20 - 32.37     102,811,126
     Sub-Account                  2015     3,817,761    21.51 - 30.88     101,595,917
                                  2014     4,105,606    23.02 - 32.61     115,942,801
                                  2013     4,102,827    22.63 - 31.63     112,499,020

  LMPVET QS Variable              2017     1,529,846    23.45 - 28.60      40,132,539
     Conservative Growth          2016     1,657,879    21.04 - 25.43      38,835,887
     Sub-Account                  2015     1,731,301    19.96 - 23.89      38,239,774
                                  2014     1,866,299    20.59 - 24.41      42,335,472
                                  2013     2,011,433    20.00 - 23.49      44,101,401

  LMPVET QS Variable Growth       2017     3,596,291    22.28 - 27.17      89,558,223
     Sub-Account                  2016     3,963,257    19.02 - 22.99      83,823,213
                                  2015     4,234,141    17.87 - 21.39      83,641,315
                                  2014     4,529,329    18.63 - 22.09      92,760,220
                                  2013     4,790,185    18.14 - 21.30      95,074,284

  LMPVET QS Variable Moderate     2017        34,884    21.80 - 23.70         803,869
     Growth Sub-Account           2016        45,938    19.03 - 20.61         921,078
                                  2015        67,619    17.96 - 19.37       1,277,408
                                  2014        98,417    18.64 - 20.02       1,923,838
                                  2013       121,395    18.11 - 19.37       2,304,999

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        -------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -------------  ----------------  ----------------
  LMPVET ClearBridge Variable     2017       0.49        0.95 - 2.30        13.65 - 15.19
     Aggressive Growth            2016       0.65        0.95 - 2.30        (1.10) - 4.06
     Sub-Account                  2015       0.35        0.95 - 2.30      (3.97) - (2.66)
                                  2014      0.17         0.95 - 2.30        17.66 - 19.26
                                  2013      0.28         0.95 - 2.30        44.42 - 46.38

  LMPVET ClearBridge Variable     2017      1.18         0.95 - 2.30        16.84 - 18.42
     Appreciation Sub-Account     2016       1.32        0.95 - 2.30          4.49 - 8.73
                                  2015      1.17         0.95 - 2.30        (0.71) - 0.64
                                  2014      1.17         0.95 - 2.30          8.47 - 9.94
                                  2013      1.29         0.95 - 2.30        27.05 - 28.77

  LMPVET ClearBridge Variable     2017      1.35         0.95 - 2.30        16.47 - 17.89
     Dividend Strategy            2016       1.44        0.95 - 2.30         6.86 - 13.69
     Sub-Account                  2015       1.65        0.95 - 2.30      (6.48) - (5.34)
                                  2014      2.05         0.95 - 2.30        11.03 - 12.41
                                  2013      1.65         0.95 - 2.30        23.08 - 24.49

  LMPVET ClearBridge Variable     2017      0.22         1.50 - 2.15        23.10 - 23.90
     Large Cap Growth             2016       0.48        1.50 - 2.30          4.95 - 5.79
     Sub-Account                  2015       0.43        1.50 - 2.30          7.30 - 8.16
                                  2014      0.48         1.50 - 2.30        11.40 - 12.29
                                  2013      0.51         1.50 - 2.30        34.72 - 35.80

  LMPVET ClearBridge Variable     2017      1.28         1.50 - 2.30        12.23 - 13.13
     Large Cap Value Sub-Account  2016       1.62        1.50 - 2.30        10.43 - 11.32
                                  2015      1.41         1.50 - 2.30      (5.08) - (4.31)
                                  2014      1.96         1.50 - 2.30         9.17 - 10.05
                                  2013      1.77         1.50 - 2.30        29.36 - 30.40

  LMPVET ClearBridge Variable     2017        --         0.95 - 2.30        21.45 - 23.09
     Small Cap Growth             2016         --        0.95 - 2.30          3.40 - 9.41
     Sub-Account                  2015         --        0.95 - 2.30      (6.55) - (5.28)
                                  2014        --         0.95 - 2.30          1.71 - 3.09
                                  2013      0.05         0.95 - 2.30        43.71 - 45.66

  LMPVET QS Variable              2017      2.35         0.95 - 1.90        11.42 - 12.48
     Conservative Growth          2016       2.42        0.95 - 1.90          5.41 - 6.42
     Sub-Account                  2015       1.95        0.95 - 1.90      (3.05) - (2.12)
                                  2014      2.46         0.95 - 1.90          2.93 - 3.92
                                  2013      2.21         0.95 - 1.90        13.16 - 14.24

  LMPVET QS Variable Growth       2017      1.79         0.95 - 1.90        17.10 - 18.21
     Sub-Account                  2016       1.45        0.95 - 1.90          6.46 - 7.47
                                  2015      1.33         0.95 - 1.90      (4.07) - (3.16)
                                  2014      1.77         0.95 - 1.90          2.72 - 3.70
                                  2013      1.66         0.95 - 1.90        24.12 - 25.30

  LMPVET QS Variable Moderate     2017      1.91         1.50 - 1.90        14.54 - 14.99
     Growth Sub-Account           2016       1.85        1.50 - 1.90          5.96 - 6.39
                                  2015      1.47         1.50 - 1.90      (3.64) - (3.25)
                                  2014      1.74         1.50 - 1.90          2.93 - 3.34
                                  2013      1.41         1.50 - 1.90        19.53 - 20.01

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       --------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                           UNITS       HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  -------------
  LMPVIT Western Asset           2017     3,326,625    17.63 - 28.95     87,572,384
     Variable Global High Yield  2016     3,567,957    16.56 - 26.90     87,930,944
     Bond Sub-Account            2015     4,003,585    18.50 - 23.49     86,641,483
                                 2014     4,320,147    20.11 - 25.19    100,641,688
                                 2013     4,386,878    20.82 - 25.72    104,740,451

  MFS VIT Investors Trust        2017           581            10.40          6,043
     Sub-Account                 2016         1,033             8.55          8,827
                                 2015         1,112             7.98          8,875
                                 2014         1,191             8.08          9,619
                                 2013         3,517             7.38         25,951

  MFS VIT New Discovery          2017           395            16.60          6,563
     Sub-Account                 2016         3,102            13.29         41,234
                                 2015         3,178            12.36         39,288
                                 2014         3,178            12.78         40,607
                                 2013         3,294            13.97         46,020

  MFS VIT Research Sub-Account   2017         1,908            11.06         21,100
                                 2016         2,377             9.09         21,608
                                 2015         3,091             8.48         26,211
                                 2014         3,115             8.53         26,571
                                 2013         8,132             7.85         63,835

  Neuberger Berman Genesis       2017           181            30.49          5,505
     Sub-Account                 2016           246            26.63          6,564
                                 2015           317            22.76          7,222
                                 2014           393            22.93          9,013
                                 2013           474            23.21         10,991

  Oppenheimer VA Global          2017        25,489     9.83 - 10.03        253,664
     Multi-Alternatives
     Sub-Account
     (Commenced 4/28/2017)

  Oppenheimer VA Government      2017           613             5.25          3,219
     Money Sub-Account           2016           640             5.30          3,396
                                 2015           668             5.38          3,592
                                 2014           696             5.45          3,793
                                 2013           723             5.53          4,000

  Oppenheimer VA Main Street     2017     3,322,847    21.68 - 37.64    116,688,023
     Small Cap Sub-Account       2016     3,684,082    19.26 - 33.36    115,192,944
                                 2015     4,053,883    16.54 - 28.62    109,248,990
                                 2014     4,346,502    17.83 - 30.77    126,466,514
                                 2013     4,655,290    16.15 - 27.82    123,045,407

  Oppenheimer VA Main Street     2017        11,112            10.26        113,981
     Sub-Account                 2016        11,492             8.90        102,246
                                 2015        12,936             8.08        104,564
                                 2014        13,372             7.93        106,085
                                 2013        14,316             7.27        104,039

                                                FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  LMPVIT Western Asset           2017       5.18        0.95 - 2.30          6.19 - 7.63
     Variable Global High Yield  2016       6.08        0.95 - 2.30         8.61 - 14.51
     Bond Sub-Account            2015       5.96        0.95 - 2.30      (7.98) - (6.73)
                                 2014       7.11        0.95 - 2.30      (3.40) - (2.09)
                                 2013       6.19        0.95 - 2.30          3.85 - 5.27

  MFS VIT Investors Trust        2017       0.61               1.40                21.64
     Sub-Account                 2016       0.86               1.40                 7.08
                                 2015       0.92               1.40               (1.18)
                                 2014       0.61               1.40                 9.46
                                 2013       1.10               1.40                30.22

  MFS VIT New Discovery          2017         --               1.40                24.90
     Sub-Account                 2016         --               1.40                 7.54
                                 2015         --               1.40               (3.25)
                                 2014         --               1.40               (8.55)
                                 2013         --               1.40                39.55

  MFS VIT Research Sub-Account   2017       1.34               1.40                21.66
                                 2016       0.78               1.40                 7.22
                                 2015       0.73               1.40               (0.60)
                                 2014       0.79               1.40                 8.67
                                 2013       0.33               1.40                30.45

  Neuberger Berman Genesis       2017       0.08               0.89                14.48
     Sub-Account                 2016       0.06               0.89                17.01
                                 2015       0.05               0.89               (0.74)
                                 2014       0.05               0.89               (1.19)
                                 2013       0.32               0.89                35.68

  Oppenheimer VA Global          2017       0.82        1.10 - 1.60      (1.68) - (1.35)
     Multi-Alternatives
     Sub-Account
     (Commenced 4/28/2017)

  Oppenheimer VA Government      2017       0.38               1.40               (1.00)
     Money Sub-Account           2016         --               1.40               (1.38)
                                 2015         --               1.40               (1.38)
                                 2014         --               1.40               (1.38)
                                 2013       0.01               1.40               (1.38)

  Oppenheimer VA Main Street     2017       0.65        0.95 - 1.80        11.88 - 12.84
     Small Cap Sub-Account       2016       0.25        0.95 - 1.80        12.92 - 16.56
                                 2015       0.64        0.95 - 1.75      (7.72) - (6.98)
                                 2014       0.63        0.95 - 1.75         9.72 - 10.60
                                 2013       0.70        0.95 - 1.75        38.19 - 39.29

  Oppenheimer VA Main Street     2017       1.25               1.40                15.29
     Sub-Account                 2016       1.14               1.40                10.07
                                 2015       0.92               1.40                 1.89
                                 2014       0.84               1.40                 9.16
                                 2013       1.10               1.40                29.94

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO           NET
                                         UNITS       HIGHEST ($)      ASSETS ($)
                                     ------------  ---------------  --------------
  Oppenheimer VA               2017           400             6.40           2,562
  Total Return Bond            2016           921             6.21           5,719
     Sub-Account               2015         1,226             6.10           7,477
                               2014         1,362             6.13           8,346
                               2013         1,493             5.79           8,646

  PIMCO VIT                    2017        64,010      7.17 - 7.28         463,243
     Commodity RealReturn      2016        64,637      7.15 - 7.22         464,850
     Strategy Sub-Account      2015        39,333      6.34 - 6.37         250,085
     (Commenced 11/19/2014)    2014         1,515      8.69 - 8.70          13,170

  PIMCO VIT Emerging Markets   2017        82,983    10.98 - 11.17         921,470
     Bond Sub-Account          2016        62,989    10.18 - 10.29         645,743
     (Commenced 11/19/2014)    2015        44,282      9.16 - 9.21         406,796
                               2014         1,592             9.55          15,202

  PIMCO VIT Unconstrained      2017        55,031    10.17 - 10.33         564,134
     Bond Sub-Account          2016        56,423      9.87 - 9.98         560,051
     (Commenced 11/19/2014)    2015        29,245      9.61 - 9.66         281,863
                               2014           478             9.96           4,759

  Pioneer VCT Mid Cap Value    2017     1,243,008    49.10 - 61.71      69,380,389
     Sub-Account               2016     1,342,318    44.36 - 55.19      67,321,539
                               2015     1,461,366    38.92 - 47.94      63,990,328
                               2014     1,581,277    42.37 - 51.68      74,902,996
                               2013     1,719,853    37.64 - 45.45      71,900,042

  Pioneer VCT Real Estate      2017         7,888    29.25 - 33.35         243,714
     Shares Sub-Account        2016         8,268    28.88 - 32.67         252,027
                               2015         8,230    27.82 - 31.25         240,901
                               2014         8,772    27.15 - 30.26         249,879
                               2013        11,399    21.20 - 23.46         252,653

  T. Rowe Price Government     2017        22,810            17.07         389,371
     Money Sub-Account         2016        31,086            17.14         532,685
                               2015        28,754            17.29         497,039
                               2014        29,487            17.44         514,215
                               2013        31,743            17.59         558,449

  T. Rowe Price Growth Stock   2017        38,028           210.28       7,996,385
     Sub-Account               2016        40,267           158.76       6,392,650
                               2015        44,692           157.95       7,058,976
                               2014        52,254           143.75       7,511,742
                               2013        62,571           133.27       8,339,192

  T. Rowe Price International  2017        26,224            19.73         517,492
     Stock Sub-Account         2016        24,670            15.53         383,175
                               2015        27,270            15.32         417,754
                               2014        39,998            15.58         623,024
                               2013        41,360            15.85         655,401

                                                FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  Oppenheimer VA               2017       2.04               1.40                  3.14
  Total Return Bond            2016       3.73               1.40                  1.83
     Sub-Account               2015       4.05               1.40                (0.44)
                               2014       5.29               1.40                  5.77
                               2013       5.14               1.40                (1.49)

  PIMCO VIT                    2017      10.97        1.10 - 1.60           0.32 - 0.82
     Commodity RealReturn      2016       0.90        1.10 - 1.60         12.80 - 13.37
     Strategy Sub-Account      2015       2.13        1.10 - 1.60     (27.09) - (26.72)
     (Commenced 11/19/2014)    2014       0.20        1.10 - 1.35     (13.36) - (13.33)

  PIMCO VIT Emerging Markets   2017       4.77        0.95 - 1.60           7.81 - 8.51
     Bond Sub-Account          2016       4.97        0.95 - 1.60         11.18 - 11.91
     (Commenced 11/19/2014)    2015       5.03        1.10 - 1.60       (4.08) - (3.60)
                               2014       0.32        1.10 - 1.60       (3.46) - (3.40)

  PIMCO VIT Unconstrained      2017       1.41        1.10 - 1.60           3.04 - 3.55
     Bond Sub-Account          2016       1.42        1.10 - 1.60           2.77 - 3.28
     (Commenced 11/19/2014)    2015       4.52        1.10 - 1.60       (3.52) - (3.04)
                               2014       0.04               1.35                (0.10)

  Pioneer VCT Mid Cap Value    2017       0.62        0.95 - 1.95         10.70 - 11.80
     Sub-Account               2016       0.47        0.95 - 1.95         10.51 - 15.13
                               2015       0.55        0.95 - 1.95       (8.16) - (7.24)
                               2014       0.65        0.95 - 1.95         12.58 - 13.71
                               2013       0.74        0.95 - 1.95         30.19 - 31.50

  Pioneer VCT Real Estate      2017       2.29        1.20 - 1.95           1.31 - 2.07
     Shares Sub-Account        2016       3.27        1.20 - 1.95           3.78 - 4.56
                               2015       2.06        1.20 - 1.95           2.50 - 3.27
                               2014       2.29        1.20 - 1.95         28.04 - 29.00
                               2013       2.16        1.20 - 1.95         (0.42) - 0.33

  T. Rowe Price Government     2017       0.49               0.89                (0.38)
     Money Sub-Account         2016       0.02               0.89                (0.87)
                               2015       0.01               0.89                (0.88)
                               2014       0.01               0.89                (0.88)
                               2013       0.01               0.89                (0.87)

  T. Rowe Price Growth Stock   2017       0.24               0.89                 32.45
     Sub-Account               2016       0.07               0.89                  0.51
                               2015         --               0.89                  9.87
                               2014         --               0.89                  7.86
                               2013       0.04               0.89                 37.97

  T. Rowe Price International  2017       1.54               0.89                 27.05
     Stock Sub-Account         2016       1.14               0.89                  1.39
                               2015       0.80               0.89                (1.65)
                               2014       1.13               0.89                (1.70)
                               2013       0.97               0.89                 13.26

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                  AS OF DECEMBER 31
                                    ---------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO          NET
                                        UNITS        HIGHEST ($)     ASSETS ($)
                                    ------------  ---------------  --------------

  TAP 1919 Variable Socially  2017         3,165    42.63 - 47.23         146,640
     Responsive Balanced      2016         3,566    37.21 - 41.07         143,946
     Sub-Account              2015         5,634    35.70 - 39.24         215,832
                              2014         6,406    37.02 - 40.53         253,840
                              2013         7,932    34.52 - 37.64         292,286

  VIF Global Infrastructure   2017        40,450    12.79 - 14.46         545,195
     Sub-Account              2016        41,674    11.55 - 12.97         503,939
     (Commenced 11/19/2014)   2015        32,371    10.20 - 11.38         345,685
                              2014           664    12.49 - 12.95           8,465

                                              FOR THE YEAR ENDED DECEMBER 31
                                    --------------------------------------------------
                                    INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                       INCOME          LOWEST TO          LOWEST TO
                                      RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                    -------------  ----------------  -----------------

  TAP 1919 Variable Socially  2017       1.00        1.50 - 1.90         14.55 - 15.01
     Responsive Balanced      2016       0.88        1.50 - 1.90           4.24 - 4.65
     Sub-Account              2015       1.19        1.50 - 1.90       (3.56) - (3.18)
                              2014       0.87        1.50 - 1.90           7.25 - 7.68
                              2013       0.83        1.50 - 1.90         16.47 - 16.94

  VIF Global Infrastructure   2017       2.19        0.90 - 1.60         10.76 - 11.54
     Sub-Account              2016       2.10        0.90 - 1.60         13.14 - 13.94
     (Commenced 11/19/2014)   2015       1.43        0.90 - 1.60     (15.25) - (12.01)
                              2014         --        1.10 - 1.35           0.27 - 0.30

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio, series or fund in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, within the underlying portfolio, series or fund of the Trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Sub-Account.

This page is intentionally left blank.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2017 and 2016

                (In millions, except share and per share data)

                                                                                                   2017           2016
                                                                                             ------------  -------------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
 $58,599 and $57,289, respectively).........................................................  $    63,333   $     59,899
Equity securities available-for-sale, at estimated fair value (cost: $212 and $280,
 respectively)..............................................................................          232            300
Mortgage loans (net of valuation allowances of $46 and $40, respectively; includes $115 and
 $136, respectively, at estimated fair value, relating to variable interest entities).......       10,640          9,290
Policy loans................................................................................        1,106          1,093
Real estate joint ventures..................................................................          433            215
Other limited partnership interests.........................................................        1,667          1,639
Short-term investments, principally at estimated fair value (includes $0 and $344,
 respectively, relating to variable interest entities)......................................          269          1,272
Other invested assets, principally at estimated fair value..................................        2,448          5,029
                                                                                             ------------  -------------
    Total investments.......................................................................       80,128         78,737
Cash and cash equivalents, principally at estimated fair value (includes $0 and $3,078,
 respectively, relating to variable interest entities)......................................        1,363          5,057
Accrued investment income (includes $1 and $1, respectively, relating to variable interest
 entities)..................................................................................          575            668
Premiums, reinsurance and other receivables.................................................       12,918         13,853
Deferred policy acquisition costs and value of business acquired............................        5,623          6,339
Current income tax recoverable..............................................................          735            736
Other assets................................................................................          547            689
Separate account assets.....................................................................      110,156        105,346
                                                                                             ------------  -------------
    Total assets............................................................................  $   212,045   $    211,425
                                                                                             ============  =============
Liabilities and Equity
Liabilities
Future policy benefits......................................................................  $    35,715   $     32,752
Policyholder account balances...............................................................       37,069         36,579
Other policy-related balances...............................................................        2,720          2,712
Payables for collateral under securities loaned and other transactions......................        4,158          7,371
Long-term debt (includes $11 and $23, respectively, at estimated fair value, relating to
 variable interest entities)................................................................           46          1,904
Deferred income tax liability...............................................................          894          2,451
Other liabilities (includes $0 and $1, respectively, relating to variable interest entities)        4,419          5,445
Separate account liabilities................................................................      110,156        105,346
                                                                                             ------------  -------------
    Total liabilities.......................................................................      195,177        194,560
                                                                                             ------------  -------------
Contingencies, Commitments and Guarantees (Note 14)
Equity
Brighthouse Life Insurance Company's stockholder's equity:
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued and
 outstanding................................................................................           75             75
Additional paid-in capital..................................................................       19,073         18,461
Retained earnings (deficit).................................................................       (4,132)        (2,919)
Accumulated other comprehensive income (loss)...............................................        1,837          1,248
                                                                                             ------------  -------------
    Total Brighthouse Life Insurance Company's stockholder's equity.........................       16,853         16,865
Noncontrolling interests....................................................................           15             --
                                                                                             ------------  -------------
    Total equity............................................................................       16,868         16,865
                                                                                             ------------  -------------
    Total liabilities and equity............................................................  $   212,045   $    211,425
                                                                                             ============  =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                          2017        2016         2015
                                                                                       ---------  -----------  -----------
Revenues
Premiums..............................................................................  $    828   $    1,180   $    1,637
Universal life and investment-type product policy fees................................     3,156        3,097        3,293
Net investment income.................................................................     2,973        3,111        3,001
Other revenues........................................................................       336          709          433
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity securities.......................        (1)         (19)         (23)
  Other-than-temporary impairments on fixed maturity securities transferred to other
   comprehensive income (loss)........................................................        --           (3)          (8)
  Other net investment gains (losses).................................................       (26)         (45)          36
                                                                                       ---------  -----------  -----------
    Total net investment gains (losses)...............................................       (27)         (67)           5
  Net derivative gains (losses).......................................................    (1,468)      (5,770)        (497)
                                                                                       ---------  -----------  -----------
     Total revenues...................................................................     5,798        2,260        7,872
                                                                                       ---------  -----------  -----------
Expenses
Policyholder benefits and claims......................................................     3,594        3,738        3,087
Interest credited to policyholder account balances....................................     1,076        1,131        1,224
Amortization of deferred policy acquisition costs and value of business acquired......       916         (225)         673
Other expenses........................................................................     1,833        2,081        1,723
                                                                                       ---------  -----------  -----------
     Total expenses...................................................................     7,419        6,725        6,707
                                                                                       ---------  -----------  -----------
Income (loss) before provision for income tax.........................................    (1,621)      (4,465)       1,165
Provision for income tax expense (benefit)............................................      (738)      (1,690)         247
                                                                                       ---------  -----------  -----------
Net income (loss).....................................................................  $   (883)  $   (2,775)  $      918
                                                                                       =========  ===========  ===========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                          2017           2016           2015
                                                                                      -----------    -----------    -----------
Net income (loss)....................................................................  $     (883)    $   (2,775)    $      918
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........................         590           (535)        (1,681)
 Unrealized gains (losses) on derivatives............................................        (166)            27             89
 Foreign currency translation adjustments............................................           9             (3)           (29)
                                                                                      -----------    -----------    -----------
Other comprehensive income (loss), before income tax.................................         433           (511)        (1,621)
Income tax (expense) benefit related to items of other comprehensive income (loss)...         156            165            593
                                                                                      -----------    -----------    -----------
Other comprehensive income (loss), net of income tax.................................         589           (346)        (1,028)
                                                                                      -----------    -----------    -----------
Comprehensive income (loss)..........................................................  $     (294)    $   (3,121)    $     (110)
                                                                                      ===========    ===========    ===========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                          Brighthouse
                                                                            Accumulated  Life Insurance
                                                Additional    Retained         Other       Company's
                                     Common      Paid-in      Earnings     Comprehensive Stockholder's  Noncontrolling   Total
                                     Stock       Capital      (Deficit)    Income (Loss)     Equity       Interests      Equity
                                    --------- -------------  ----------    ------------- -------------- -------------- ---------
Balance at December 31, 2014.......  $     75  $     16,698   $    (301)    $     2,622    $    19,094    $       --    $ 19,094
Capital contributions from
 MetLife, Inc......................                     202          --                            202                       202
Dividends paid to MetLife, Inc.....                      --        (500)                          (500)                     (500)
Returns of capital.................                     (50)                                       (50)                      (50)
Net income (loss)..................                                 918              --            918                       918
Other comprehensive income (loss),
 net of income tax.................                                              (1,028)        (1,028)                   (1,028)
                                    --------- -------------  ----------    ------------- -------------- -------------- ---------
Balance at December 31, 2015.......        75        16,850         117           1,594         18,636            --      18,636
Capital contributions from
 MetLife, Inc......................                   1,637                                      1,637                     1,637
Dividends paid to MetLife, Inc.....                                (261)                          (261)                     (261)
Returns of capital.................                     (26)                                       (26)                      (26)
Net income (loss)..................                              (2,775)                        (2,775)                   (2,775)
Other comprehensive income (loss),
 net of income tax.................                                                (346)          (346)                     (346)
                                    --------- -------------  ----------    ------------- -------------- -------------- ---------
Balance at December 31, 2016.......        75        18,461      (2,919)          1,248         16,865            --      16,865
Sale of operating joint venture
 interest to a former affiliate....                     202                                        202                       202
Returns of capital (Note 3)........                  (2,737)                                    (2,737)                   (2,737)
Capital contributions..............                   3,147                                      3,147                     3,147
Change in equity of noncontrolling
 interests.........................                                                                 --            15          15
Net income (loss)..................                                (883)                          (883)                     (883)
Effect of change in accounting
 principle (Note 1)................                                (330)            330             --                        --
Other comprehensive income (loss),
 net of income tax.................                                                 259            259                       259
                                    --------- -------------  ----------    ------------- -------------- -------------- ---------
Balance at December 31, 2017.......  $     75  $     19,073   $  (4,132)    $     1,837    $    16,853    $       15    $ 16,868
                                    ========= =============  ==========    ============= ============== ============== =========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                   2017         2016         2015
                                                             -----------  -----------  -----------
Cash flows from operating activities
Net income (loss)...........................................  $     (883)  $   (2,775)  $      918
Adjustments to reconcile net income (loss) to net cash
 provided by (used in) operating activities:
 Depreciation and amortization expenses.....................          25           56           25
 Amortization of premiums and accretion of discounts
   associated with investments, net.........................        (271)        (231)        (233)
 (Gains) losses on investments, net.........................          27           67           (5)
 (Gains) losses on derivatives, net.........................       3,084        6,998        1,321
 (Income) loss from equity method investments, net of
   dividends and distributions..............................         (50)          26          110
 Interest credited to policyholder account balances.........       1,076        1,131        1,224
 Universal life and investment-type product policy fees.....      (3,156)      (3,097)      (3,293)
 Goodwill impairment........................................          --          381           --
 Change in accrued investment income........................         (80)         (35)          10
 Change in premiums, reinsurance and other receivables......          55           45         (403)
 Change in deferred policy acquisition costs and value of
   business acquired, net...................................         660         (555)         273
 Change in income tax.......................................          --       (1,830)         724
 Change in other assets.....................................       2,176        2,152        2,231
 Change in future policy benefits and other policy-related
   balances.................................................       1,522        2,404        2,283
 Change in other liabilities................................        (314)        (590)        (206)
 Other, net.................................................          75          (16)          13
                                                             -----------  -----------  -----------
Net cash provided by (used in) operating activities.........       3,946        4,131        4,992
                                                             -----------  -----------  -----------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities..................................      16,409       45,460       38,341
 Equity securities..........................................          97          224          308
 Mortgage loans.............................................         761        1,560        1,083
 Real estate and real estate joint ventures.................          77          446          512
 Other limited partnership interests........................         262          417          425
Purchases of:
 Fixed maturity securities..................................     (17,811)     (39,097)     (43,502)
 Equity securities..........................................          (2)         (58)        (273)
 Mortgage loans.............................................      (2,044)      (2,847)      (2,560)
 Real estate and real estate joint ventures.................        (268)         (75)        (109)
 Other limited partnership interests........................        (263)        (203)        (233)
Cash received in connection with freestanding derivatives...       1,859          707          224
Cash paid in connection with freestanding derivatives.......      (3,829)      (2,764)        (869)
Cash received under repurchase agreements...................          --           --          199
Cash paid under repurchase agreements.......................          --           --         (199)
Cash received under reverse repurchase agreements...........          --           --          199
Cash paid under reverse repurchase agreements...............          --           --         (199)
Sale of operating joint venture interest to a former
 affiliate..................................................          42           --           --
Sale of loans to a former affiliate.........................          --           --           26
Receipts on loans to a former affiliate.....................          --           50           --
Net change in policy loans..................................         (14)         109          (72)
Net change in short-term investments........................       1,057          596         (343)
Net change in other invested assets.........................         (16)           7          (55)
                                                             -----------  -----------  -----------
Net cash provided by (used in) investing activities.........  $   (3,683)  $    4,532   $   (7,097)
                                                             -----------  -----------  -----------

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

               Consolidated Statements of Cash Flows (continued)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                        2017         2016          2015
                                                                  -----------  ------------  ------------
Cash flows from financing activities
Policyholder account balances:
 Deposits........................................................  $    4,381   $    10,040   $    20,269
 Withdrawals.....................................................      (3,114)      (12,292)      (21,078)
Net change in payables for collateral under securities loaned
 and other transactions..........................................      (3,139)       (3,251)        3,121
Long-term debt issued............................................          --            --           175
Long-term debt repaid............................................         (13)          (26)         (235)
Returns of capital (Note 3)......................................      (3,425)           --            --
Capital contributions............................................       1,300         1,688           406
Capital contribution associated with the sale of operating joint
 venture interest to a former affiliate..........................         202            --            --
Dividends paid to MetLife, Inc...................................          --          (261)         (500)
Financing element on certain derivative instruments and other
 derivative related transactions, net............................        (149)       (1,011)          (97)
                                                                  -----------  ------------  ------------
Net cash provided by (used in) financing activities..............      (3,957)       (5,113)        2,061
                                                                  -----------  ------------  ------------
Effect of change in foreign currency exchange rates on cash and
 cash equivalents balances.......................................          --            --            (2)
                                                                  -----------  ------------  ------------
Change in cash and cash equivalents..............................      (3,694)        3,550           (46)
Cash and cash equivalents, beginning of year.....................       5,057         1,507         1,553
                                                                  -----------  ------------  ------------
Cash and cash equivalents, end of year...........................  $    1,363   $     5,057   $     1,507
                                                                  ===========  ============  ============
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest........................................................  $       81   $       130   $       137
                                                                  ===========  ============  ============
 Income tax......................................................  $     (684)  $       150   $      (463)
                                                                  ===========  ============  ============
Non-cash transactions:
 Transfer of fixed maturity securities from former affiliates....  $       --   $     4,030   $        --
                                                                  ===========  ============  ============
 Transfer of mortgage loans from former affiliates...............  $       --   $       662   $        --
                                                                  ===========  ============  ============
 Transfer of short-term investments from former affiliates.......  $       --   $        94   $        --
                                                                  ===========  ============  ============
 Transfer of fixed maturity securities to former affiliates......  $      293   $       346   $        --
                                                                  ===========  ============  ============
 Reduction of other invested assets in connection with
   affiliated reinsurance transactions...........................  $       --   $       676   $        --
                                                                  ===========  ============  ============
 Reduction of policyholder account balances in connection with
   reinsurance transactions......................................  $      293   $        --   $        --
                                                                  ===========  ============  ============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "BLIC" and the "Company" refer to Brighthouse Life Insurance Company, a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of Brighthouse Holdings, LLC, which until July 28, 2017 was a direct wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife").

   The Company offers a range of individual annuities and individual life insurance products. The Company reports results through three segments:
Annuities, Life and Run-off. In addition, the Company reports certain of its results in Corporate & Other.

   On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that the separated business would be rebranded as "Brighthouse Financial." Effective March 6, 2017, and in connection with the Separation, the Company changed its name from MetLife Insurance Company USA to Brighthouse Life Insurance Company.

   On October 5, 2016, Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"), which until the completion of the Separation on August 4, 2017, was a wholly-owned subsidiary of MetLife, Inc., filed a registration statement on Form 10 (as amended, the "Form 10") with the U.S. Securities and Exchange Commission ("SEC") that was declared effective by the SEC on July 6, 2017. The Form 10 disclosed MetLife, Inc.'s plans to undertake several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") and include Brighthouse Life Insurance Company and certain affiliates in the planned separated business and distribute at least 80.1% of the shares of Brighthouse Financial, Inc.'s common stock on a pro rata basis to the holders of MetLife, Inc. common stock. In connection with the Restructuring, effective April 2017, following receipt of applicable regulatory approvals, MetLife, Inc. contributed certain affiliated reinsurance companies and Brighthouse Life Insurance Company of NY ("BHNY") to Brighthouse Life Insurance Company (the "Contribution Transactions"). The affiliated reinsurance companies were then merged into Brighthouse Reinsurance Company of Delaware ("BRCD"), a licensed reinsurance subsidiary of Brighthouse Life Insurance Company. See Note 3 for further information on this change, which was applied retrospectively. On July 28, 2017, MetLife, Inc. contributed Brighthouse Holdings, LLC to Brighthouse Financial, Inc., resulting in Brighthouse Life Insurance Company becoming an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 96,776,670 of the 119,773,106 shares of the common stock of Brighthouse Financial, Inc., representing 80.8% of MetLife Inc.'s interest in Brighthouse Financial, Inc., to holders of MetLife, Inc. common stock.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

 Consolidation

    The accompanying consolidated financial statements include the accounts of Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

    The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investee") when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period. The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations.

    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Reclassifications

    Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------
Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             4
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   5
-----------------------------------------------------------------------------------------
Reinsurance                                                                           6
-----------------------------------------------------------------------------------------
Investments                                                                           7
-----------------------------------------------------------------------------------------
Derivatives                                                                           8
-----------------------------------------------------------------------------------------
Fair Value                                                                            9
-----------------------------------------------------------------------------------------
Income Tax                                                                            13
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              14
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

 Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for future amounts payable under insurance policies. Insurance liabilities are generally calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions that are in accordance with GAAP and applicable actuarial standards. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, benefit utilization and withdrawals, policy lapse, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type.

      For traditional long duration insurance contracts (term and whole-life insurance and immediate annuities), assumptions are determined at issuance of the policy and remain "locked-in" unless a premium deficiency exists. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are less than expected future benefits and expenses (based on current assumptions). When a premium deficiency exists, the Company will reduce any deferred acquisition costs and may also establish an additional liability to eliminate the deficiency. To assess whether a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced and the measurement of profitability. In applying the profitability criteria, groupings are limited by segment.

      Liabilities for universal life insurance with secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are reviewed and updated at least annually. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying equity indices, such as the Standard & Poor's Global Ratings ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      In certain cases, the liability for an insurance product may be sufficient in the aggregate, but the pattern of future earnings may result in profits followed by losses. In these situations, the Company may establish an additional liability to offset the losses that are expected to be recognized in later years.

      Policyholder account balances relate to customer deposits on universal life insurance and fixed and variable deferred annuity contracts and are equal to the sum of deposits, plus interest credited, less charges and withdrawals.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      See "-- Variable Annuity Guarantees" for additional information on the Company's variable annuity guarantee features that are accounted for as insurance liabilities and recorded in future policy benefits, as well as the guarantee features that are accounted for at fair value as embedded derivatives and recorded in policyholder account balances.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life insurance and annuity contracts with life contingencies are recognized as revenues when due from policyholders. When premiums are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life insurance, fixed and variable deferred annuity contracts and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of asset-based investment management fees, mortality charges, risk charges, policy administration fees and surrender charges. These fees are recognized when assessed to the contract holder and are included in universal life and investment-type product policy fees on the statements of operations.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

 .   incremental direct costs of contract acquisition, such as commissions;

 . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and

 . other essential direct costs that would not have been incurred had a policy not been acquired or renewed;

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force as of the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

    DAC and VOBA on traditional long-duration insurance contracts is amortized based on actual and expected future gross premiums while DAC and VOBA on fixed and variable universal life insurance and deferred annuities is amortized based on estimated gross profits. The recoverability of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated on the financial statements for reporting purposes.

    See Note 5 for additional information on DAC and VOBA amortization.

    The Company also has deferred sales inducements ("DSI") and value of distribution agreements ("VODA") which are included in other assets. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of DSI is included in policyholder benefits and claims. VODA represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. The VODA associated with past business combinations is amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews DSI and VODA to determine whether the assets are impaired.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Reinsurance

    For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

    For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

    Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. If reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

    The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. Under certain reinsurance agreements, the Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

    Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to guaranteed minimum income benefits ("GMIBs"), a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

    If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain previously assumed non-life contingent portion of guaranteed minimum withdrawal benefits ("GMWBs"), guaranteed minimum accumulation benefits ("GMABs") and GMIBs are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Variable Annuity Guarantees

    The Company issues directly and previously assumed from a former affiliate through reinsurance certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (the "Benefit Base") less withdrawals. In some cases, the Benefit Base may be increased by additional deposits, bonus amounts, accruals or optional market value step-ups.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Certain of the Company's variable annuity guarantee features are accounted for as insurance liabilities and recorded in future policy benefits while others are accounted for at fair value as embedded derivatives and recorded in policyholder account balances. Generally, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. Alternatively, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize, that is, the policyholder can receive the guarantee on a net basis. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models. Further, changes in assumptions, principally involving behavior, can result in a change of expected future cash outflows of a guarantee between portions accounted for as insurance liabilities and portions accounted for as embedded derivatives.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life contingent portion of the GMWBs and the portion of the GMIBs that require annuitization, as well as the life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value.

    These insurance liabilities are accrued over the accumulation phase of the contract in proportion to actual and future expected policy assessments based on the level of guaranteed minimum benefits generated using multiple scenarios of separate account returns. The scenarios are based on best estimate assumptions consistent with those used to amortize DAC. When current estimates of future benefits exceed those previously projected or when current estimates of future assessments are lower than those previously projected, liabilities will increase, resulting in a current period charge to net income. The opposite result occurs when the current estimates of future benefits are lower than those previously projected or when current estimates of future assessments exceed those previously projected. At each reporting period, the actual amount of business remaining in-force is updated, which impacts expected future assessments and the projection of estimated future benefits resulting in a current period charge or increase to earnings. See Note 4 for additional details of guarantees accounted for as insurance liabilities.

    Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, GMABs, and for GMIBs the non-life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value, as well as the Guaranteed Principal Option.

    The estimated fair values of guarantees accounted for as embedded derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. In valuing the embedded derivative, the percentage of fees included in the fair value measurement is locked-in at inception.

    The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used to project the cash flows from the guarantees under multiple capital market scenarios to determine an economic liability. The reported estimated fair value is then determined by taking the present value of these risk-free generated cash flows using a discount rate that incorporates a spread over the risk-free rate to reflect the Company's nonperformance risk and adding a risk margin. For more information on the determination of estimated fair value. See Note 9.

 Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Fixed Maturity and Equity Securities

      The Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS") (collectively, "Structured Securities") considers the estimated timing and amount of prepayments of the underlying loans. The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates.

      Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

      The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age. See Note 7 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

   Mortgage Loans

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, and any deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. See Note 7 for information on impairments on mortgage loans.

      Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the fair value option ("FVO") was elected, which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Real Estate Joint Ventures and Other Limited Partnership Interests

      The Company uses the equity method of accounting for investments when it has more than a minor ownership interest or more than a minor influence over the investee's operations; while the cost method is used when the Company has virtually no influence over the investee's operations. The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on cost method investments are recognized as earned or received.

      The Company routinely evaluates such investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

   Other Invested Assets

      Other invested assets consist principally of freestanding derivatives with positive estimated fair values which are described in "--Derivatives" below.

   Securities Lending Program

      Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

      The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Securities loaned under such transactions may be sold or repledged by the transferee. The Company is liable to return to the counterparties the cash collateral received.

 Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except for economic hedges of variable annuity guarantees which are presented in future policy benefits and claims and economic hedges of equity method investments in joint ventures which are presented in net investment income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Hedge Accounting

      The Company primarily designates derivatives as a hedge of a forecasted transaction or a variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in fair value are recorded in OCI and subsequently reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. The Company also designates derivatives as a hedge of the estimated fair value of a recognized asset or liabilities (fair value hedge). When a derivative is designated as fair value hedge and is determined to be highly effective, changes in fair value are recorded in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

      The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

      Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses), except for those in policyholder benefits and claims related to ceded reinsurance of GMIB.

      See "-- Variable Annuity Guarantees" for additional information on the accounting policy for embedded derivatives bifurcated from variable annuity host contracts.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Fair Value

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

    In determining the estimated fair value of the Company's investments, fair values are based on unadjusted quoted prices for identical investments in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical investments, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of investments.

 Separate Accounts

    Separate accounts underlying the Company's variable life and annuity contracts are reported at fair value. Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities. Investments in these separate accounts are directed by the contract holder and all investment performance, net of contract fees and assessments, is passed through to the contract holder. Investment performance and the corresponding amounts credited to contract holders of such separate accounts are offset within the same line on the statements of operations.

    Separate accounts that do not pass all investment performance to the contract holder, including those underlying the index-linked annuities, are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses. The accounting for investments in these separate accounts is consistent with the methodologies described herein for similar financial instruments held within the general account.

    The Company receives asset-based distribution and service fees from mutual funds available to the variable life and annuity contract holders. These fees are recognized in the period in which the related services are performed and are included in other revenues in the statement of operations.

 Income Tax

    Income taxes as presented herein attribute current and deferred income taxes of MetLife, Inc., for periods up until the Separation, to Brighthouse Financial, Inc. and its subsidiaries in a manner that is systematic, rational and consistent with the asset and liability method prescribed by the Financial Accounting Standards Board ("FASB") guidance Accounting Standards Codification 740 -- Income Taxes ("ASC 740"). The Company's income tax provision was prepared following the modified separate return method. The modified separate return method applies ASC 740 to the standalone financial statements of each member of the consolidated group as if the group member were a separate taxpayer and a standalone enterprise, after providing benefits for losses. The Company's accounting for income taxes represents management's best estimate of various events and transactions.

    Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

    The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

   . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

   .   the jurisdiction in which the deferred tax asset was generated;

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   . the length of time that carryforward can be utilized in the various taxing jurisdiction;

   . future taxable income exclusive of reversing temporary differences and carryforwards;

   .   future reversals of existing taxable temporary differences;

   .   taxable income in prior carryback years; and

   .   tax planning strategies.

    The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

    The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

    The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

    On December 22, 2017, President Trump signed the Tax Cuts and Jobs Act ("the Tax Act") into law. The Tax Act reduced the corporate tax rate to 21%, reduced interest expense deductibility, increased capitalization amounts for deferred acquisition costs, eliminated the corporate alternative minimum tax, provided for determining reserve deductions as 92.81% of statutory reserves, and reduced the dividend received deduction. Most of the changes in the Tax Act are effective as of January 1, 2018.

    The reduction in the corporate rate required a one-time remeasurement of certain deferred tax items as of December 31, 2017. For the estimated impact of the Tax Act on the financial statements, including the estimated impact resulting from the remeasurement of deferred tax assets and liabilities. See
 Note 13 for more information. Actual results may materially differ from the Company's current estimate due to, among other things, further guidance that may be issued by U.S. tax authorities or regulatory bodies and/or changes in interpretations and assumptions preliminarily made. The Company will continue to analyze the Tax Act to finalize its financial statement impact.

    In December 2017, the SEC issued Staff Accounting Bulletin ("SAB") 118, addressing the application of GAAP in situations when a registrant does not have necessary information available to complete the accounting for certain income tax effects of the Tax Act. SAB 118 provides guidance for registrants under three scenarios: (1) the measurement of certain income tax effects is complete, (2) the measurement of certain income tax effects can be reasonably estimated, and (3) the measurement of certain income tax effects cannot be reasonably estimated. SAB 118 provides that the measurement period is complete when a company's accounting is complete. The measurement period cannot extend beyond one year from the enactment date. SAB 118 acknowledges that a company may be able to complete the accounting for some provisions earlier than others. As such, it may need to apply all three scenarios in determining the accounting for the Tax Act based on information that is available. The Company has not fully completed its accounting for the tax effects of the Tax Act, and thus certain items relating to accounting for the Tax Act are provisional, including accounting for reserves. However, it has recorded the effects of the Tax Act as reasonable estimates due to the need for further analysis of the provisions within the Tax Act and collection, preparation and analysis of relevant data necessary to complete the accounting.

    The corporate rate reduction also left certain tax effects, which were originally recorded using the previous corporate rate, stranded in accumulated other comprehensive income ("AOCI"). The Company adopted new accounting guidance as of December 31, 2017 that allowed the Company to reclassify the stranded tax effects from AOCI into retained earnings. The Company elected to reclassify amounts based on the difference between the previously enacted federal corporate tax rate and the newly enacted rate as applied on an aggregate basis. See Note 13 for more information.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Litigation Contingencies

    The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

 Other Accounting Policies

   Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

   Employee Benefit Plans

      Through December 31, 2016, Metropolitan Life Insurance Company ("MLIC"), a former affiliate, provided and the Company contributed to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provides and the Company contributes to a postretirement medical and life insurance benefit plan for certain retired employees. The Company accounts for these plans as multiemployer benefit plans and as a result the assets, obligations and other comprehensive gains and losses of these benefit plans are not included on the consolidated balance sheet. Within its consolidated statement of operations, the Company has included expenses associated with its participants in these plans. These plans also include participants from other affiliates of MLIC. The Company's participation in these plans ceased December 31, 2016.

Adoption of New Accounting Pronouncements

   Changes to GAAP are established by the FASB in the form of accounting standards updates ("ASU") to the FASB Accounting Standards Codification. The Company considers the applicability and impact of all ASUs. ASUs not listed below were assessed and determined to be either not applicable or are not expected to have a material impact on the Company's consolidated financial statements. The following table provides a description of new ASUs issued by the FASB and the expected impact of the adoption on the Company's consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Except as noted below, the ASUs adopted by the Company during 2017 did not have a material impact on its consolidated financial statements.

Standard                           Description             Effective Date     Impact on Financial Statements
------------------------------------------------------------------------------------------------------------
ASU 2018-02, Reporting    The amendments to Topic 220    January 1, 2019      The Company elected to early
Comprehensive Income      provide an option to           applied in the       adopt the ASU as of
(Topic 220):              reclassify stranded tax        period of adoption   December 31, 2017 and
Reclassification of       effects within AOCI to         (with early          reclassified $330 million
Certain Tax Effects from  retained earnings in each      adoption permitted)  from AOCI into retained
Accumulated Other         period in which the effect of                       earnings related to the
Comprehensive Income      the change in the U.S.                              impact of the Tax Act of
                          federal corporate income tax                        2017. See Notes 11 and 13.
                          rate in the Tax Act of 2017
                          (or portion thereof) is
                          recorded.
------------------------------------------------------------------------------------------------------------
ASU 2017-12,              The amendments to Topic 815    January 1, 2019      The Company does not expect a
Derivatives and Hedging   (i) refine and expand the      using the modified   material impact on its
(Topic 815): Targeted     criteria for achieving hedge   retrospective        financial statements from
Improvements to           accounting on certain hedging  method (with early   adoption of the new guidance.
Accounting for Hedging    strategies, (ii) require the   adoption permitted)
Activities                earnings effect of the
                          hedging instrument be
                          presented in the same line
                          item in which the earnings
                          effect of the hedged item is
                          reported, and (iii) eliminate
                          the requirement to separately
                          measure and report hedge
                          ineffectiveness.
------------------------------------------------------------------------------------------------------------
ASU 2016-13, Financial    The amendments to Topic        January 1, 2020      The Company is currently
Instruments - Credit      326 replace the incurred loss  using the modified   evaluating the impact of this
Losses (Topic 326):       impairment methodology for     retrospective        guidance on its consolidated
Measurement of Credit     certain financial instruments  method (with early   financial statements. The
Losses on Financial       with one that reflects         adoption permitted   Company expects the most
Instruments               expected credit losses based   beginning            significant impacts to be
                          on historical loss             January 1, 2019)     earlier recognition of
                          information, current                                impairments on mortgage loan
                          conditions, and reasonable                          investments.
                          and supportable forecasts.
                          The new guidance also
                          requires that an OTTI on a
                          debt security will be
                          recognized as an allowance
                          going forward, such that
                          improvements in expected
                          future cash flows after an
                          impairment will no longer be
                          reflected as a prospective
                          yield adjustment through net
                          investment income, but rather
                          a reversal of the previous
                          impairment and recognized
                          through realized investment
                          gains and losses.
------------------------------------------------------------------------------------------------------------
ASU 2016-01, Financial    The new guidance changes the   January 1, 2018      Effective January 1, 2018 the
Instruments - Overall:    current accounting guidance    using the modified   Company will carry
Recognition and           related to (i) the             retrospective        available-for-sale equity
Measurement of            classification and             method               securities and partnerships
Financial Assets and      measurement of certain equity                       and joint ventures accounted
Financial Liabilities     investments, (ii) the                               for under the cost method at
                          presentation of changes in                          fair value with changes in
                          the fair value of financial                         fair value recognized in net
                          liabilities measured under                          income. The Company will
                          the FVO that are due to                             reclassify unrealized gains
                          instrument-specific credit                          related to equity securities
                          risk, and (iii) certain                             of $19 million AOCI to
                          disclosures associated with                         opening retained earnings.
                          the fair value of financial                         Additionally, the Company
                          instruments. Additionally,                          will adjust the carrying
                          there will no longer be a                           value of partnerships and
                          requirement to assess equity                        joint ventures, previously
                          securities for impairment                           accounted for under the cost
                          since such securities will be                       method, from cost to fair
                          measured at fair value                              value, resulting in a
                          through net income.                                 $9 million increase to
                                                                              retained earnings.
------------------------------------------------------------------------------------------------------------
ASU 2014-09 Revenue       For those contracts that are   January 1, 2018      No impact on the Company's
from Contracts with       impacted, the guidance will    using the            financial statements.
Customers (Topic 606)     require an entity to           retrospective
                          recognize revenue upon the     method
                          transfer of promised goods or
                          services to customers in an
                          amount that reflects the
                          consideration to which the
                          entity expects to be
                          entitled, in exchange for
                          those goods or services.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Other

   Effective January 3, 2017, the Chicago Mercantile Exchange ("CME") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives, for which the CME serves as the central clearing party. As of the effective date, the application of the amended rulebook, reduced gross derivative assets by $206 million, gross derivative liabilities by $927 million, accrued investment income by $30 million, collateral receivables recorded within premiums, reinsurance and other receivables of $765 million, and collateral payables recorded within payables for collateral under securities loaned and other transactions of $74 million.

2. Segment Information

   The Company is organized into three segments: Annuities; Life; and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

 Annuities

    The Annuities segment consists of a variety of variable, fixed, index-linked and income annuities designed to address contract holders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

 Life

    The Life segment consists of insurance products and services, including term, whole, universal and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

 Run-off

    The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, pension risk transfer contracts, certain company-owned life insurance policies, funding agreements and universal life with secondary guarantees ("ULSG").

 Corporate & Other

    Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts, long-term care and workers compensation business reinsured through 100% quota share reinsurance agreements and term life insurance sold direct to consumers, which is no longer being offered for new sales.

Financial Measures and Segment Accounting Policies

   Adjusted earnings is a financial measure used by management to evaluate performance, allocate resources and facilitate comparisons to industry results. Consistent with GAAP guidance for segment reporting, adjusted earnings is also used to measure segment performance. The Company believes the presentation of adjusted earnings, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Adjusted earnings should not be viewed as a substitute for net income (loss).

   Adjusted earnings, which may be positive or negative, focuses on the Company's primary businesses principally by excluding the impact of market volatility, which could distort trends, as well as businesses that have been or will be sold or exited by the Company, referred to as divested businesses.

   The following are the significant items excluded from total revenues in calculating adjusted earnings:

  .   Net investment gains (losses);

  . Net derivative gains (losses) except earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment; and

  . Amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees").

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


   The following are the significant items excluded from total expenses in calculating adjusted earnings:

  . Amounts associated with benefits and hedging costs related to GMIBs ("GMIB Costs");

  . Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments"); and

  . Amortization of DAC and VOBA related to: (i) net investment gains (losses), (ii) net derivative gains (losses), (iii) GMIB Fees and GMIB Costs and (iv) Market Value Adjustments.

   The tax impact of the adjustments mentioned above are calculated net of the U.S statutory tax rate, which could differ from the Company's effective tax rate.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2017, 2016 and 2015 and at December 31, 2017 and 2016. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for the adjustments to calculate adjusted earnings described above. In addition, segment accounting policies include the method of capital allocation described below.

   The internal capital model is a risk capital model that reflects management's judgment and view of required capital to represent the measurement of the risk profile of the business, to meet the Company's long term promises to clients, to service long-term obligations and to support the credit ratings of the Company. It accounts for the unique and specific nature of the risks inherent in the Company's business. Management is responsible for the ongoing production and enhancement of the internal capital model and reviewed its approach periodically to ensure that it remained consistent with emerging industry practice standards.

   Beginning in 2018, the Company will allocate equity to the segments based on its new statutory capital oriented internal capital allocation model, which considers capital requirements and aligns with emerging standards and consistent risk principles.

   In 2017 and prior years, segment net investment income was credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income or net income (loss). Going forward, investment portfolios will be funded to support both liabilities and allocated surplus of each segment, requiring no allocated equity adjustments to net investment income. The impact to segment results is not expected to be material. Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee time incurred by each segment; and
(iii) cost estimates included in the Company's product pricing.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


                                                                 Operating Results
                                         ----------------------------------------------------------------
                                                                                    Corporate
Year Ended December 31, 2017               Annuities     Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Pre-tax adjusted earnings...............  $    1,230  $      (68)    $     (466)    $     (114)    $        582
Provision for income tax expense
 (benefit)..............................         323         (30)          (172)           338              459
                                         ----------- -----------    -----------    -----------    -------------
 Adjusted earnings......................  $      907  $      (38)    $     (294)    $     (452)             123
                                         =========== ===========    ===========    ===========    =============
Adjustments for:
Net investment gains (losses)....................................................................           (27)
Net derivative gains (losses)....................................................................        (1,468)
Other adjustments to net income..................................................................          (708)
Provision for income tax (expense) benefit.......................................................         1,197
                                                                                                  -------------
Net income (loss)................................................................................  $       (883)
                                                                                                  =============

Interest revenue........................  $    1,263  $      300     $    1,399     $      142
Interest expense........................  $       --  $       (4)    $       23     $       39

                                                                                    Corporate
Balance at December 31, 2017              Annuities      Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Total assets............................  $  149,920  $   13,044     $   36,719     $   12,362     $    212,045
Separate account assets.................  $  105,140  $    1,915     $    3,101     $       --     $    110,156
Separate account liabilities............  $  105,140  $    1,915     $    3,101     $       --     $    110,156

                                                                 Operating Results
                                         ----------------------------------------------------------------
                                                                                    Corporate
Year Ended December 31, 2016              Annuities      Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Pre-tax adjusted earnings...............  $    1,494  $        6     $     (249)    $       23     $      1,274
Provision for income tax expense
 (benefit)..............................         441          --            (90)           (10)             341
                                         ----------- -----------    -----------    -----------    -------------
 Adjusted earnings......................  $    1,053  $        6     $     (159)    $       33              933
                                         =========== ===========    ===========    ===========    =============
Adjustments for:
Net investment gains (losses)....................................................................           (67)
Net derivative gains (losses)....................................................................        (5,770)
Other adjustments to net income..................................................................            98
Provision for income tax (expense) benefit.......................................................         2,031
                                                                                                  -------------
Net income (loss)................................................................................  $     (2,775)
                                                                                                  =============

Interest revenue........................  $    1,446  $      351     $    1,411     $      197
Interest expense........................  $       --  $       --     $       60     $       67

                                                                                    Corporate
Balance at December 31, 2016              Annuities      Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Total assets............................  $  146,224  $   12,296     $   40,575     $   12,330     $    211,425
Separate account assets.................  $  100,209  $    1,671     $    3,466     $       --     $    105,346
Separate account liabilities............  $  100,209  $    1,671     $    3,466     $       --     $    105,346

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

                                                             Operating Results
                                         --------------------------------------------------------
                                                                            Corporate
Year Ended December 31, 2015               Annuities      Life    Run-off  & Other          Total
---------------------------------------  ----------- ---------  --------- -----------  -----------
                                                               (In millions)
Pre-tax adjusted earnings...............  $    1,339  $    (56)   $  713   $    (77)    $    1,919
Provision for income tax expense
 (benefit)..............................         329       (21)      247        (43)           512
                                         ----------- ---------  --------- -----------  -----------
 Adjusted earnings......................  $    1,010  $    (35)   $  466   $    (34)         1,407
                                         =========== =========  ========= ===========  ===========
Adjustments for:
Net investment gains (losses).........................................................           5
Net derivative gains (losses).........................................................        (497)
Other adjustments to net income.......................................................        (262)
Provision for income tax (expense) benefit............................................         265
                                                                                       -----------
Net income (loss).....................................................................  $      918
                                                                                       ===========

Interest revenue........................  $    1,266  $    313    $1,551         $97
Interest expense........................  $       --  $     --    $   60         $69

   The following table presents total revenues with respect to the Company's segments, as well as Corporate & Other:


                                                Years Ended December 31,
                                         -------------------------------------
                                               2017         2016         2015
                                         -----------  -----------  -----------
                                                     (In millions)
Annuities...............................  $    3,721   $    4,423   $    4,665
Life....................................       1,036        1,036          881
Run-off.................................       2,148        2,313        2,366
Corporate & Other.......................         250          338          398
Adjustments.............................      (1,357)      (5,850)        (438)
                                         -----------  -----------  -----------
 Total..................................  $    5,798   $    2,260   $    7,872
                                         ===========  ===========  ===========

   The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:


                                                Years Ended December 31,
                                           -----------------------------------
                                                2017        2016        2015
                                           ----------- ----------- -----------
                                                      (In millions)
  Annuity products........................  $    2,729  $    3,411  $    3,701
  Life insurance products.................       1,587       1,552       1,529
  Other products..........................           4          23         133
                                           ----------- ----------- -----------
   Total..................................  $    4,320  $    4,986  $    5,363
                                           =========== =========== ===========

   Substantially all of the Company's consolidated premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2017, 2016 and 2015.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


3. Organizational Changes

Contribution Transactions

   In April 2017, in connection with the Separation, MetLife, Inc. contributed MetLife Reinsurance Company of Delaware, MetLife Reinsurance Company of South Carolina ("MRSC"), MetLife Reinsurance Company of Vermont II, all affiliated reinsurance companies, and BHNY to Brighthouse Life Insurance Company ("the Contribution Transactions"). The affiliated reinsurance companies were then merged into BRCD, and certain reserve financing arrangements were restructured, resulting in a net return of capital to MetLife of $2.7 billion. The return of capital included $3.4 billion in cash, offset by a non-cash capital contribution of $703 million primarily comprised of the $643 million tax impact of a basis adjustment for BRCD in connection with the Contribution Transactions. The affiliated reinsurance companies reinsured risks, including level premium term life and ULSG assumed from the Company and other entities and operations of Brighthouse.

   The Contribution Transactions were between entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the acquired entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

   Simultaneously with the Contribution Transactions, the following additional transactions occurred:

  . The existing reserve financing arrangements of the affiliated reinsurance companies with unaffiliated financial institutions were terminated and replaced with a single financing arrangement supported by a pool of highly rated third-party reinsurers. See Note 10.

  . Invested assets held in trust totaling $3.4 billion were liquidated, of which $2.8 billion provided funding for MetLife, Inc.'s repayment of the associated collateral financing arrangement, and the remainder was remitted to MetLife, Inc. See Notes 7 and 11.

  . Loans outstanding to MetLife, Inc. totaling $1.1 billion were repaid in an exchange transaction that resulted in the satisfaction of $1.1 billion of surplus notes due to MetLife. See Notes 7 and 10.

4. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                      December 31,
                                                -------------------------
                                                    2017         2016
                                                ------------ ------------
                                                      (In millions)
       Annuities...............................  $    34,143  $    32,793
       Life....................................        7,057        6,932
       Run-off.................................       26,770       24,887
       Corporate & Other.......................        7,534        7,431
                                                ------------ ------------
        Total..................................  $    75,504  $    72,043
                                                ============ ============

   See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Future policy benefits are measured as follows:

Product Type:                    Measurement Assumptions:
---------------------------------------------------------------------------------------------------------------------------
Participating life insurance     Aggregate of (i) net level premium reserves for death and endowment policy benefits
                                 (calculated based upon the non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and
                                 (ii) the liability for terminal dividends.
---------------------------------------------------------------------------------------------------------------------------
Nonparticipating life insurance  Aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 8%.
---------------------------------------------------------------------------------------------------------------------------
Individual and group             Present value of expected future payments. Interest rate assumptions used in establishing
fixed annuities after            such liabilities range from 2% to 8%.
annuitization
---------------------------------------------------------------------------------------------------------------------------
Long-term care and disability    The net level premium method and assumptions as to future morbidity, withdrawals and
insurance active life reserves   interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.
---------------------------------------------------------------------------------------------------------------------------
Long-term care and disability    Present value of benefits method and experience assumptions as to claim terminations,
insurance claim reserves         expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 7%.

   Participating business represented 4% of the Company's life insurance in-force at both December 31, 2017 and 2016. Participating policies represented 38%, 42% and 39% of gross traditional life insurance premiums for the years ended December 31, 2017, 2016 and 2015, respectively.

   Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from less than 1% to 7%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


Guarantees

   The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note
8. Guarantees accounted for as insurance liabilities include:

Guarantee:                                            Measurement Assumptions:
------------------------------------------------------------------------------------------------------------------------
GMDBs       A return of purchase payment upon death       Present value of expected death benefits in excess of the
             even if the account value is reduced          projected account balance recognizing the excess ratably
             to zero.                                      over the accumulation period based on the present value
                                                           of total expected assessments.
            An enhanced death benefit may be              Assumptions are consistent with those used for amortizing
             available for an additional fee.              DAC, and are thus subject to the same variability and risk.
                                                          Investment performance and volatility assumptions are
                                                           consistent with the historical experience of the appropriate underlying equity index, such as the S&P 500 Index.

                                                          Benefit assumptions are based on the average benefits
                                                           payable over a range of scenarios.
------------------------------------------------------------------------------------------------------------------------
GMIBs       After a specified period of time              Present value of expected income benefits in excess of the
             determined at the time of issuance of         projected account balance at any future date of
             the variable annuity contract, a              annuitization and recognizing the excess ratably over the
             minimum accumulation of purchase              accumulation period based on present value of total
             payments, even if the account value is        expected assessments.
             reduced to zero, that can be
             annuitized to receive a monthly income
             stream that is not less than a
             specified amount.
            Certain contracts also provide for a          Assumptions are consistent with those used for estimating
             guaranteed lump sum return of purchase        GMDB liabilities.
             premium in lieu of the annuitization
             benefit.
                                                          Calculation incorporates an assumption for the percentage
                                                           of the potential annuitizations that may be elected by the contract holder.
------------------------------------------------------------------------------------------------------------------------
GMWBs       A return of purchase payment via              Expected value of the life contingent payments and
             partial withdrawals, even if the              expected assessments using assumptions consistent with
             account value is reduced to zero,             those used for estimating the GMDB liabilities.
             provided that cumulative withdrawals
             in a contract year do not exceed a
             certain limit.
            Certain contracts include guaranteed
             withdrawals that are life contingent.

   The Company also issues universal and variable life contracts where the Company contractually guarantees to the contract holder a secondary guarantee.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                      Universal and
                                                         Variable
                                    Annuity Contracts Life Contracts
                                    ----------------  --------------
                                                        Secondary
                                     GMDBs    GMIBs     Guarantees     Total
                                    ------   ------   --------------  ------
                                                 (In millions)
     Direct
     Balance at January 1, 2015.... $  619   $1,535           $2,374  $4,528
     Incurred guaranteed benefits
      (1)..........................    248      337              413     998
     Paid guaranteed benefits......    (36)      --               --     (36)
                                    ------   ------   --------------  ------
     Balance at December 31, 2015..    831    1,872            2,787   5,490
     Incurred guaranteed benefits..    335      334              753   1,422
     Paid guaranteed benefits......    (60)      --               --     (60)
                                    ------   ------   --------------  ------
     Balance at December 31, 2016..  1,106    2,206            3,540   6,852
     Incurred guaranteed benefits..    367      344              692   1,403
     Paid guaranteed benefits......    (57)      --               --     (57)
                                    ------   ------   --------------  ------
     Balance at December 31, 2017.. $1,416   $2,550           $4,232  $8,198
                                    ======   ======   ==============  ======
     Net Ceded/(Assumed)
     Balance at January 1, 2015.... $  (21)  $  (26)          $  846  $  799
     Incurred guaranteed benefits
      (1)..........................     20       (2)             161     179
     Paid guaranteed benefits......    (33)      --               --     (33)
                                    ------   ------   --------------  ------
     Balance at December 31, 2015..    (34)     (28)           1,007     945
     Incurred guaranteed benefits..     44        9               98     151
     Paid guaranteed benefits......    (55)      --               --     (55)
                                    ------   ------   --------------  ------
     Balance at December 31, 2016..    (45)     (19)           1,105   1,041
     Incurred guaranteed benefits..     94      (28)            (159)    (93)
     Paid guaranteed benefits......    (55)      --               --     (55)
                                    ------   ------   --------------  ------
     Balance at December 31, 2017.. $   (6)  $  (47)          $  946  $  893
                                    ======   ======   ==============  ======
     Net
     Balance at January 1, 2015.... $  640   $1,561           $1,528  $3,729
     Incurred guaranteed benefits
      (1)..........................    228      339              252     819
     Paid guaranteed benefits......     (3)      --               --      (3)
                                    ------   ------   --------------  ------
     Balance at December 31, 2015..    865    1,900            1,780   4,545
     Incurred guaranteed benefits..    291      325              655   1,271
     Paid guaranteed benefits......     (5)      --               --      (5)
                                    ------   ------   --------------  ------
     Balance at December 31, 2016..  1,151    2,225            2,435   5,811
     Incurred guaranteed benefits..    273      372              851   1,496
     Paid guaranteed benefits......     (2)      --               --      (2)
                                    ------   ------   --------------  ------
     Balance at December 31, 2017.. $1,422   $2,597           $3,286  $7,305
                                    ======   ======   ==============  ======

--------

(1) See Note 6.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


    Information regarding the Company's guarantee exposure was as follows at:

                                                           December 31,
                               ----------------------------------------------------------------
                                              2017                              2016
                               ------------------------------     -----------------------------
                                    In the             At              In the            At
                                 Event of Death    Annuitization    Event of Death  Annuitization
                               ----------------  ---------------  ----------------  -------------
                                                      (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3).......     $ 105,061        $  59,691         $ 106,590       $  61,340
Separate account value........     $ 100,043        $  58,511         $ 101,991       $  60,016
Net amount at risk............     $   5,200 (4)    $   2,330 (5)     $   6,763 (4)   $   3,116 (5)
Average attained age of
 contract holders.............      68 years         68 years          67 years        67 years

                                                      December 31,
                                                  ---------------------
                                                     2017       2016
                                                  ---------- ----------
                                                  Secondary Guarantees
                                                  ---------------------
                                                  (Dollars in millions)
         Universal Life Contracts
         Total account value (3).................  $   6,244  $   6,216
         Net amount at risk (6)..................  $  75,304  $  76,216
         Average attained age of policyholders...   64 years   63 years

         Variable Life Contracts
         Total account value (3).................  $   1,021  $     960
         Net amount at risk (6)..................  $  13,848  $  14,757
         Average attained age of policyholders...   44 years   43 years

--------

(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk presented reflects the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 6 for a discussion of guaranteed minimum benefits which have been reinsured.

(3) Includes the contract holder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contract holders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contract holders have achieved.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                        -----------------
                                          2017     2016
                                        -------- --------
                                          (In millions)
                       Fund Groupings:
                         Balanced...... $ 54,729 $ 52,170
                         Equity........   43,685   41,152
                         Bond..........    6,082    6,086
                         Money Market..      605      703
                                        -------- --------
                           Total....... $105,101 $100,111
                                        ======== ========

Obligations Under Funding Agreements

   The Company has issued fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2017, 2016 and 2015, the Company issued $0, $1.4 billion and $13.0 billion, respectively, and repaid
$6 million, $3.4 billion and $14.4 billion, respectively, of such funding agreements. At December 31, 2017 and 2016, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $141 million and $127 million, respectively.

   Brighthouse Life Insurance Company is a member of the Federal Home Loan Bank ("FHLB") of Pittsburgh and holds common stock in certain regional banks in the FHLB system. Holdings of FHLB common stock carried at cost at December 31, 2017 and 2016 were $71 million and $75 million, respectively.

   Brighthouse Life Insurance Company has also entered into funding agreements with FHLBs. The liabilities for these funding agreements are included in policyholder account balances. Information related to FHLB funding agreements was as follows at:

                                          December 31,
                                          -------------
                                          2017   2016
                                          -----  -----
                                          (In millions)
                          Liabilities....  $595   $645

   Funding agreements are issued to FHLBs in exchange for cash. The FHLBs have been granted liens on certain assets, some of which are in their custody, including RMBS, to collateralize the Company's obligations under the funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLBs as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLBs recovery on the collateral is limited to the amount of the Company's liabilities to the FHLBs.

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   See Note 1 for a description of capitalized acquisition costs.

Traditional Life Insurance Contracts

   The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

   The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and benefit elections and withdrawals are reasonably likely to significantly impact the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

   Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

   The Company also annually reviews other long-term assumptions underlying the projections of estimated gross profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, benefit elections and withdrawals and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will generally decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

   Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding DAC and VOBA was as follows:

                                                        Years Ended December 31,
                                                        -----------------------
                                                         2017     2016    2015
                                                        ------  -------  ------
                                                             (In millions)
DAC:
Balance at January 1,.................................. $5,667  $ 5,066  $5,097
Capitalizations........................................    256      330     399
Amortization related to:
 Net investment gains (losses) and net derivative
   gains (losses)......................................    127    1,371     163
 Other expenses........................................   (958)  (1,076)   (690)
                                                        ------  -------  ------
   Total amortization..................................   (831)     295    (527)
                                                        ------  -------  ------
Unrealized investment gains (losses)...................    (77)     (24)     97
                                                        ------  -------  ------
Balance at December 31,................................  5,015    5,667   5,066
                                                        ------  -------  ------
VOBA:
Balance at January 1,..................................    672      711     763
Amortization related to:
 Net investment gains (losses) and net derivative
   gains (losses)......................................     (9)       2     (19)
 Other expenses........................................    (76)     (72)   (127)
                                                        ------  -------  ------
   Total amortization..................................    (85)     (70)   (146)
                                                        ------  -------  ------
Unrealized investment gains (losses)...................     21       31      94
                                                        ------  -------  ------
Balance at December 31,................................    608      672     711
                                                        ------  -------  ------
Total DAC and VOBA:
Balance at December 31,................................ $5,623  $ 6,339  $5,777
                                                        ======  =======  ======

   Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                                 December 31,
                                                 -------------
                                                  2017   2016
                                                 ------ ------
                                                 (In millions)
                  Annuities..................... $4,819 $4,820
                  Life..........................    671    787
                  Run-off.......................      5    584
                  Corporate & Other.............    128    148
                                                 ------ ------
                   Total........................ $5,623 $6,339
                                                 ====== ======

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding other intangibles was as follows:

                                                       Years Ended December 31,
                                                       -----------------------
                                                        2017     2016    2015
                                                       -----    -----   -----
                                                          (In millions)
    DSI:
    Balance at January 1,.............................  $432     $515    $566
    Capitalization....................................     2        3       3
    Amortization......................................   (12)     (83)    (72)
    Unrealized investment gains (losses)..............   (11)      (3)     18
                                                       -----    -----   -----
    Balance at December 31,...........................  $411     $432    $515
                                                       =====    =====   =====
    VODA:
    Balance at January 1,.............................  $120     $136    $155
    Amortization......................................   (15)     (16)    (19)
                                                       -----    -----   -----
    Balance at December 31,...........................  $105     $120    $136
                                                       =====    =====   =====
    Accumulated amortization..........................  $155     $140    $124
                                                       =====    =====   =====

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                           VOBA   VODA
                                           ----   ----
                                           (In millions)
                           2018...........  $98    $14
                           2019...........  $84    $13
                           2020...........  $62    $12
                           2021...........  $53    $10
                           2022...........  $46    $ 9

6. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by New England Life Insurance Company ("NELICO"), former affiliates and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 7.

Annuities and Life

   For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by NELICO.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures 90% of the risk associated with participating whole life policies to a former affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by a former affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate & Other

   The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers' compensation business written by the Company. At December 31, 2017, the Company had $6.5 billion of reinsurance recoverables associated with our reinsured long-term care business. The reinsurer has established trust accounts for our benefit to secure their obligations under the reinsurance agreements.

Catastrophe Coverage

   The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

   The Company reinsures its business through a diversified group of reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2017 and 2016, were not significant.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.4 billion and $2.6 billion of unsecured reinsurance recoverable balances with third-party reinsurers at December 31, 2017 and 2016, respectively.

   At December 31, 2017, the Company had $9.1 billion of net ceded reinsurance recoverables with third-parties. Of this total, $7.9 billion, or 87%, were with the Company's five largest ceded reinsurers, including $1.4 billion of net ceded reinsurance recoverables which were unsecured. At December 31, 2016, the Company had $9.1 billion of net ceded reinsurance recoverables with third-parties. Of this total, $7.8 billion, or 86%, were with the Company's five largest ceded reinsurers, including $1.5 billion of net ceded reinsurance recoverables which were unsecured.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                    Years Ended December 31,
                                                                  ----------------------------
                                                                    2017      2016      2015
                                                                  --------  --------  --------
                                                                          (In millions)
Premiums
Direct premiums..................................................  $ 1,731   $ 2,226   $ 2,404
Reinsurance assumed..............................................       13        81       296
Reinsurance ceded................................................     (916)   (1,127)   (1,063)
                                                                  --------  --------  --------
 Net premiums....................................................  $   828   $ 1,180   $ 1,637
                                                                  ========  ========  ========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees....  $ 3,653   $ 3,582   $ 3,722
Reinsurance assumed..............................................      103       126       139
Reinsurance ceded................................................     (600)     (611)     (568)
                                                                  --------  --------  --------
 Net universal life and investment-type product policy fees......  $ 3,156   $ 3,097   $ 3,293
                                                                  ========  ========  ========
Other revenues
Direct other revenues............................................  $   260   $   271   $   271
Reinsurance assumed..............................................       29        89         2
Reinsurance ceded................................................       47       349       160
                                                                  --------  --------  --------
 Net other revenues..............................................  $   336   $   709   $   433
                                                                  ========  ========  ========
Policyholder benefits and claims
Direct policyholder benefits and claims..........................  $ 5,080   $ 6,101   $ 4,944
Reinsurance assumed..............................................       89       127       302
Reinsurance ceded................................................   (1,575)   (2,490)   (2,159)
                                                                  --------  --------  --------
 Net policyholder benefits and claims............................  $ 3,594   $ 3,738   $ 3,087
                                                                  ========  ========  ========

   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                  December 31,
                                 -------------------------------------------------------------------------------
                                                   2017                                    2016
                                 ---------------------------------------- --------------------------------------
                                                                  Total                                  Total
                                                                  Balance                                Balance
                                   Direct    Assumed     Ceded    Sheet     Direct   Assumed    Ceded    Sheet
                                 --------- ---------  --------- --------- --------- -------- --------- ---------
                                                                  (In millions)
Assets
Premiums, reinsurance and other
 receivables....................  $    367  $     43   $ 12,508  $ 12,918  $  1,161  $    23  $ 12,669  $ 13,853
Liabilities
Policyholder account balances...  $ 36,359  $    710   $     --  $ 37,069  $ 35,838  $   741  $     --  $ 36,579
Other policy-related balances...     1,037     1,683         --     2,720     1,035    1,677        --     2,712
Other liabilities...............     3,724        (6)       701     4,419     4,525       13       907     5,445

   Effective December 1, 2016, the Company terminated two agreements with a third-party reinsurer which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 by MLIC. This termination resulted in a decrease in other invested assets of $713 million, a decrease in DAC and VOBA of $95 million, a decrease in future policy benefits of $654 million, and a decrease in other liabilities of $43 million. The Company recognized a loss of approximately $72 million, net of income tax, as a result of this transaction.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $1.4 billion and $1.5 billion at December 31, 2017 and 2016, respectively. The deposit liabilities on reinsurance were $198 million and $1 million at December 31, 2017 and 2016, respectively.

 Related Party Reinsurance Transactions

   The Company has reinsurance agreements with its affiliate NELICO and certain MetLife, Inc. subsidiaries, including MLIC, General American Life Insurance Company, MetLife Europe d.a.c., MetLife Reinsurance Company of Vermont ("MRV"), Delaware American Life Insurance Company and American Life Insurance Company, all of which were related parties at December 31, 2017.

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated statements of operations was as follows:

                                                          Years Ended December 31,
                                                          -----------------------
                                                           2017     2016    2015
                                                          -----    -----   -----
                                                             (In millions)
  Premiums
  Reinsurance assumed.................................... $  13    $  35   $ 227
  Reinsurance ceded......................................  (537)    (766)   (687)
                                                          -----    -----   -----
   Net premiums.......................................... $(524)   $(731)  $(460)
                                                          =====    =====   =====
  Universal life and investment-type product policy fees
  Reinsurance assumed.................................... $ 103    $ 126   $ 139
  Reinsurance ceded......................................   (14)     (60)    (58)
                                                          -----    -----   -----
   Net universal life and investment-type product policy
     fees................................................ $  89    $  66   $  81
                                                          =====    =====   =====
  Other revenues
  Reinsurance assumed.................................... $  29    $  59   $   2
  Reinsurance ceded......................................    44      348     160
                                                          -----    -----   -----
   Net other revenues.................................... $  73    $ 407   $ 162
                                                          =====    =====   =====
  Policyholder benefits and claims
  Reinsurance assumed.................................... $  87    $  90   $ 252
  Reinsurance ceded......................................  (420)    (737)   (656)
                                                          -----    -----   -----
   Net policyholder benefits and claims.................. $(333)   $(647)  $(404)
                                                          =====    =====   =====

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated balance sheets was as follows at:

                                                      December 31,
                                             ------------------------------
                                                  2017            2016
                                             --------------- --------------
                                             Assumed  Ceded  Assumed Ceded
                                             -------  ------ ------- ------
                                                     (In millions)
    Assets
    Premiums, reinsurance and other
     receivables............................  $   34  $3,254  $   23 $3,382
    Liabilities
    Policyholder account balances...........  $  436  $   --  $  741 $   --
    Other policy-related balances...........  $1,683  $   --  $1,677 $   --
    Other liabilities.......................  $   (8) $  401  $   11 $  578

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The Company assumed risks from NELICO and MLIC related to guaranteed minimum benefits written directly by the cedents. These assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within policyholder account balances and were $436 million and $741 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with the embedded derivatives were $177 million, ($21) million and ($47) million for the years ended December 31, 2017, 2016 and 2015, respectively. In January 2017, MLIC recaptured these risks being reinsured by the Company. This recapture resulted in a decrease in investments and cash and cash equivalents of $568 million, a decrease in future policy benefits of $106 million, and a decrease in policyholder account balances of $460 million. In June 2017, there was an adjustment to the recapture amounts of this transaction, which resulted in an increase in premiums, reinsurance and other receivables of $140 million at June 30, 2017. The Company recognized a gain of $89 million, net of income tax, as a result of this transaction.

   The Company cedes risks to MLIC related to guaranteed minimum benefits written directly by the Company. This ceded reinsurance agreement contains embedded derivatives and changes in the estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with this cession are included within premiums, reinsurance and other receivables and were $2 million and $171 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($126) million, $46 million, and $54 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   In May 2017, the Company and BHNY recaptured from MLIC risks related to multiple life products ceded under yearly renewable term and coinsurance agreements. This recapture resulted in an increase in cash and cash equivalents of $214 million and a decrease in premiums, reinsurance and other receivables of $189 million. The Company recognized a gain of $17 million, net of income tax, as a result of reinsurance termination.

   In January 2017, the Company recaptured risks related to certain variable annuities, including guaranteed minimum benefits, issued by BHNY ceded to MLIC. This recapture resulted in a decrease in cash and cash equivalents of $150 million, an increase in future policy benefits of $45 million, an increase in policyholder account balances of $168 million and a decrease in other liabilities of $359 million. The Company recognized no gain or loss as a result of this transaction.

   In January 2017, the Company executed a novation and assignment agreement whereby it replaced MLIC as the reinsurer of certain variable annuities, including guaranteed minimum benefits, issued by NELICO. This novation and assignment resulted in an increase in cash and cash equivalents of $184 million, an increase in future policy benefits of $34 million, an increase in policyholder account balances of $219 million and a decrease in other liabilities of $68 million. The Company recognized no gain or loss as a result of this transaction.

   In December 2016, the Company recaptured level premium term business previously reinsured to MRV. This recapture resulted in a decrease in cash and cash equivalents of $27 million, a decrease in premiums, reinsurance and other receivables of $94 million and a decrease in other liabilities of $158 million. The Company recognized a gain of $24 million, net of income tax, as a result of this recapture.

   In November 2016, the Company recaptured certain single premium deferred annuity contracts previously reinsured to MLIC. This recapture resulted in an increase in investments and cash and cash equivalents of $933 million and increase in DAC of $23 million, offset by a decrease in premiums, reinsurance and other receivables of $923 million. The Company recognized a gain of $22 million, net of income tax, as a result of this recapture.

   In April 2016, the Company recaptured risks related to certain single premium deferred annuity contracts previously reinsured to MLIC. As a result of this recapture, the significant effects to the Company were an increase in investments and cash and cash equivalents of $4.3 billion and an increase in DAC of $87 million, offset by a decrease in premiums, reinsurance and other receivables of $4.0 billion. The Company recognized a gain of $246 million, net of income tax, as a result of this recapture.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.5 billion and $2.6 billion of unsecured related party reinsurance recoverable balances at December 31, 2017 and 2016, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Related party reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on related party reinsurance were $1.3 billion and $1.4 billion at December 31, 2017 and 2016, respectively. The deposit liabilities on related party reinsurance were $198 million and $0 at December 31, 2017 and 2016, respectively.

7. Investments

   See Note 9 for information about the fair value hierarchy for investments and the related valuation methodologies.

Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector at:

                                    December 31, 2017                                  December 31, 2016
                     ------------------------------------------------ ---------------------------------------------------
                                     Gross Unrealized                                  Gross Unrealized
                                -------------------------                        ----------------------------
                      Cost or                       OTTI    Estimated  Cost or                         OTTI     Estimated
                      Amortized          Temporary Losses     Fair     Amortized            Temporary  Losses     Fair
                        Cost      Gains   Losses    (1)      Value       Cost       Gains    Losses     (1)      Value
                     ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------  ----------
                                                                (In millions)
Fixed maturity
 securities: (2)
U.S. corporate......    $20,647  $1,822       $ 89    $--     $22,380    $20,663  $  1,287       $285     $--     $21,665
U.S. government and
 agency.............     14,185   1,844        116     --      15,913     11,872     1,281        237      --      12,916
RMBS................      7,588     283         57     (3)      7,817      7,876       203        139      --       7,940
Foreign corporate...      6,457     376         62     --       6,771      6,071       220        168      --       6,123
State and political
 subdivision........      3,573     532          6      1       4,098      3,520       376         38      --       3,858
CMBS................      3,259      48         17     (1)      3,291      3,687        40         32      (1)      3,696
ABS.................      1,779      19          2     --       1,796      2,600        11         13      --       2,598
Foreign government..      1,111     159          3     --       1,267      1,000       114         11      --       1,103
                     ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------  ----------
 Total fixed
   maturity
   securities.......    $58,599  $5,083       $352    $(3)    $63,333    $57,289  $  3,532       $923     $(1)    $59,899
                     ========== ======= ========== ======  ========== ========== ========= ========== =======  ==========
Equity securities
 (2)................    $   212  $   21       $  1    $--     $   232    $   280  $     29       $  9     $--     $   300
                     ========== ======= ========== ======  ========== ========== ========= ========== =======  ==========

--------

(1) Noncredit OTTI losses included in AOCI in an unrealized gain position are due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

(2) Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are Structured Securities.

    The Company held non-income producing fixed maturity securities with an estimated fair value of $3 million and $5 million with unrealized gains (losses) of ($2) million and less than $1 million at December 31, 2017 and 2016, respectively.

 Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2017:

                                                        Due After Five
                                         Due After One      Years                                  Total Fixed
                           Due in One    Year Through    Through Ten    Due After Ten  Structured   Maturity
                           Year or Less   Five Years        Years          Years      Securities   Securities
                          ------------- -------------- --------------- -------------- ----------- ------------
                                                             (In millions)
Amortized cost...........        $1,833        $10,018         $11,131        $22,991     $12,626      $58,599
Estimated fair value.....        $1,838        $10,347         $11,458        $26,786     $12,904      $63,333

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                   December 31, 2017                              December 31, 2016
                     ----------------------------------------------- -------------------------------------------------
                                            Equal to or Greater than                       Equal to or Greater than 12
                      Less than 12 Months         12 Months           Less than 12 Months          Months
                     ---------------------- ------------------------ --------------------- ---------------------------
                      Estimated    Gross     Estimated     Gross      Estimated   Gross     Estimated       Gross
                        Fair     Unrealized    Fair      Unrealized     Fair    Unrealized    Fair        Unrealized
                       Value      Losses      Value       Losses       Value      Losses     Value         Losses
                     ---------- ----------- ----------  -----------  ---------- ---------- ----------    -----------
                                                       (Dollars in millions)
Fixed maturity
 securities:
U.S. corporate......  $   1,762   $    21    $   1,413    $    68     $   4,632   $   187   $     699        $    98
U.S. government and
 agency.............      4,764        36        1,573         80         4,396       237          --             --
RMBS................      2,308        13        1,292         41         3,457       107         818             32
Foreign corporate...        636         8          559         54         1,443        64         573            104
State and political
 subdivision........        171         3          106          4           887        35          29              3
CMBS................        603         6          335         10         1,553        26         171              5
ABS.................        165        --           75          2           450         5         461              8
Foreign government..        152         2           50          1           242        10           6              1
                     ---------- ----------- ----------  -----------  ---------- ---------- ----------    -----------
 Total fixed
   maturity
   securities.......  $  10,561   $    89    $   5,403    $   260     $  17,060   $   671   $   2,757        $   251
                     ========== =========== ==========  ===========  ========== ========== ==========    ===========
Equity securities...  $      17   $    --    $      10    $     1     $      57   $     2   $      40        $     7
                     ========== =========== ==========  ===========  ========== ========== ==========    ===========
Total number of
 securities in
 an unrealized loss
 position...........        914                    623                    1,711                   475
                     ==========             ==========               ==========            ==========

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   Evaluation and Measurement Methodologies

      Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
   (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers;
   (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security;
   (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2017.

      Gross unrealized losses on fixed maturity securities decreased
   $573 million during the year ended December 31, 2017 to $349 million. The decrease in gross unrealized losses for the year ended December 31, 2017, was primarily attributable to narrowing credit spreads and decreasing longer-term interest rates.

      At December 31, 2017, $5 million of the total $349 million of gross unrealized losses were from 10 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater, of which $2 million were from investment grade fixed maturity securities.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                                         December 31,
                                                   --------------------------------------------------------
                                                               2017                         2016
                                                   ----------------------------  --------------------------
                                                      Carrying         % of         Carrying       % of
                                                       Value           Total         Value         Total
                                                   --------------  ------------  -------------  -----------
                                                                     (Dollars in millions)
Mortgage loans:
 Commercial.......................................  $       7,233          67.9%  $      6,497         69.9%
 Agricultural.....................................          2,200          20.7          1,830         19.7
 Residential......................................          1,138          10.7            867          9.3
                                                   --------------  ------------  -------------  -----------
   Subtotal (1)...................................         10,571          99.3          9,194         98.9
 Valuation allowances (2).........................            (46)         (0.4)           (40)        (0.4)
                                                   --------------  ------------  -------------  -----------
   Subtotal mortgage loans, net...................         10,525          98.9          9,154         98.5
 Commercial mortgage loans held by CSEs -- FVO....            115           1.1            136          1.5
                                                   --------------  ------------  -------------  -----------
      Total mortgage loans, net...................  $      10,640         100.0%  $      9,290        100.0%
                                                   ==============  ============  =============  ===========

(1) The Company purchases unaffiliated mortgage loans under a master participation agreement from a former affiliate, simultaneously with the former affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from the former affiliate during the years ended December 31, 2017, 2016 and 2015 were $1.2 billion, $2.4 billion and
    $2.0 billion, respectively. In connection with the mortgage loan participations, the former affiliate collected mortgage loan principal and interest payments on the Company's behalf and the former affiliate remitted such payments to the Company in the amount of $945 million, $1.6 billion and $1.0 billion during the years ended December 31, 2017, 2016 and 2015, respectively.

    Purchases of mortgage loans from third parties were $420 million and $619 million for the years ended December 31, 2017 and 2016, respectively, and were primarily comprised of residential mortgage loans.

(2) The valuation allowances were primarily from collective evaluation (non-specific loan related).

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans. Information on commercial, agricultural and residential mortgage loans is presented in the tables below. Information on commercial mortgage loans held by CSEs--FVO is presented in Note 9. The Company elects the FVO for certain commercial mortgage loans and related long-term debt that are managed on a total return basis.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

 Credit Quality of Commercial Mortgage Loans

    The credit quality of commercial mortgage loans was as follows at:

                                         Recorded Investment
                       -------------------------------------------------------
                           Debt Service Coverage Ratios                           Estimated
                       ------------------------------------              % of      Fair         % of
                          > 1.20x   1.00x - 1.20x   < 1.00x    Total     Total     Value        Total
                       ---------- --------------- --------- -------- ---------  ----------- ---------
                                                    (Dollars in millions)
December 31, 2017
Loan-to-value ratios:
Less than 65%.........     $6,167            $293      $ 33   $6,493      89.7%      $6,654      90.0%
65% to 75%............        642              --        14      656       9.1          658       8.9
76% to 80%............         42              --         9       51       0.7           50       0.7
Greater than 80%......         --               9        24       33       0.5           30       0.4
                       ---------- --------------- --------- -------- ---------  ----------- ---------
  Total...............     $6,851            $302      $ 80   $7,233     100.0%      $7,392     100.0%
                       ========== =============== ========= ======== =========  =========== =========
December 31, 2016
Loan-to-value ratios:
Less than 65%.........     $5,718            $230      $167   $6,115      94.1%      $6,197      94.3%
65% to 75%............        291              --        19      310       4.8          303       4.6
76% to 80%............         34              --        --       34       0.5           33       0.5
Greater than 80%......         24              14        --       38       0.6           37       0.6
                       ---------- --------------- --------- -------- ---------  ----------- ---------
  Total...............     $6,067            $244      $186   $6,497     100.0%      $6,570     100.0%
                       ========== =============== ========= ======== =========  =========== =========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Credit Quality of Agricultural Mortgage Loans

    The credit quality of agricultural mortgage loans was as follows at:

                                             December 31,
                            ----------------------------------------------
                                     2017                    2016
                            ----------------------  ----------------------
                              Recorded     % of       Recorded     % of
                              Investment   Total      Investment   Total
                            ------------ ---------  ------------ ---------
                                         (Dollars in millions)
     Loan-to-value ratios:
     Less than 65%.........   $    2,039      92.7%   $    1,789      97.8%
     65% to 75%............          161       7.3            41       2.2
                            ------------ ---------  ------------ ---------
       Total...............   $    2,200     100.0%   $    1,830     100.0%
                            ============ =========  ============ =========

    The estimated fair value of agricultural mortgage loans was $2.2 billion and $1.9 billion at December 31, 2017 and 2016, respectively.

 Credit Quality of Residential Mortgage Loans

    The credit quality of residential mortgage loans was as follows at:

                                                     December 31,
                         --------------------------------------------------------------------
                                        2017                               2016
                         ---------------------------------  ---------------------------------
                         Recorded Investment   % of Total   Recorded Investment   % of Total
                         ------------------- -------------  ------------------- -------------
                                                 (Dollars in millions)
Performance indicators:
Performing..............  $            1,106          97.2%   $            856           98.7%
Nonperforming...........                  32           2.8                  11            1.3
                         ------------------- -------------  ------------------- -------------
Total...................  $            1,138         100.0%   $            867          100.0%
                         =================== =============  =================== =============

    The estimated fair value of residential mortgage loans was $1.2 billion and $867 million at December 31, 2017 and 2016, respectively.

 Past Due, Nonaccrual and Modified Mortgage Loans

    The Company has a high quality, well performing, mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both
 December 31, 2017 and 2016. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no commercial or agricultural mortgage loans past due and no commercial or agricultural mortgage loans in nonaccrual status at either December 31, 2017 or 2016. The recorded investment of residential mortgage loans past due and in nonaccrual status was $32 million and $11 million at December 31, 2017 and 2016, respectively. During the years ended December 31, 2017 and 2016, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

   Freestanding derivatives with positive estimated fair values and loans to affiliates comprise over 80% of other invested assets. See Note 8 for information about freestanding derivatives with positive estimated fair values and see "-- Related Party Investment Transactions" for information regarding loans to affiliates. Other invested assets also includes tax credit and renewable energy partnerships and leveraged leases.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Leveraged Leases

    Investment in leveraged leases consisted of the following at:

                                                                    December 31,
                                                                --------------------
                                                                     2017       2016
                                                                ---------  ---------
                                                                    (In millions)
Rental receivables, net........................................      $ 87       $ 87
Estimated residual values......................................        14         14
                                                                ---------  ---------
  Subtotal.....................................................       101        101
Unearned income................................................       (35)       (32)
                                                                ---------  ---------
    Investment in leveraged leases, net of non-recourse debt...      $ 66       $ 69
                                                                =========  =========

    Rental receivables are generally due in periodic installments. The payment periods for leveraged leases generally range from one to 15 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2017 and 2016, all leverage leases were performing.

    The deferred income tax liability related to leveraged leases was $43 million and $74 million at December 31, 2017 and 2016, respectively.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $1.0 billion and $4.7 billion at December 31, 2017 and 2016, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


    The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                               Years Ended December 31,
                                                             ---------------------------
                                                               2017      2016      2015
                                                             --------  --------  -------
                                                                    (In millions)
Fixed maturity securities...................................  $ 4,722   $ 2,600   $2,283
Fixed maturity securities with noncredit OTTI losses
 included in AOCI...........................................        2         1      (23)
                                                             --------  --------  -------
 Total fixed maturity securities............................    4,724     2,601    2,260
Equity securities...........................................       39        32       54
Derivatives.................................................      231       397      370
Short-term investments......................................       --       (42)      --
Other.......................................................       (8)       59       79
                                                             --------  --------  -------
 Subtotal...................................................    4,986     3,047    2,763
                                                             --------  --------  -------
Amounts allocated from:
Future policy benefits......................................   (2,370)     (922)    (126)
DAC and VOBA related to noncredit OTTI losses recognized in
 AOCI.......................................................       (2)       (2)      (1)
DAC, VOBA and DSI...........................................     (260)     (193)    (198)
                                                             --------  --------  -------
 Subtotal...................................................   (2,632)   (1,117)    (325)
                                                             --------  --------  -------
Deferred income tax benefit (expense) related to noncredit
 OTTI losses recognized in AOCI.............................        1        --        9
Deferred income tax benefit (expense).......................     (495)     (653)    (827)
                                                             --------  --------  -------
   Net unrealized investment gains (losses).................  $ 1,860   $ 1,277   $1,620
                                                             ========  ========  =======

    The changes in net unrealized investment gains (losses) were as follows:

                                                                                                Years Ended December 31,
                                                                                         -------------------------------------
                                                                                               2017         2016         2015
                                                                                         -----------  -----------  -----------
                                                                                                     (In millions)
Balance at January 1,...................................................................  $    1,277   $    1,620   $    2,628
Fixed maturity securities on which noncredit OTTI losses have been recognized...........           1           24           15
Unrealized investment gains (losses) during the year....................................       1,938          260       (2,303)
Unrealized investment gains (losses) relating to:
  Future policy benefits................................................................      (1,448)        (796)         487
  DAC and VOBA related to noncredit OTTI losses recognized in AOCI......................          --           (1)           1
  DAC, VOBA and DSI.....................................................................         (67)           5          208
  Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in
   AOCI.................................................................................           1           (9)          (5)
  Deferred income tax benefit (expense).................................................         158          174          589
                                                                                         -----------  -----------  -----------
Balance at December 31,.................................................................  $    1,860   $    1,277   $    1,620
                                                                                         ===========  ===========  ===========
    Change in net unrealized investment gains (losses)..................................  $      583   $     (343)  $   (1,008)
                                                                                         ===========  ===========  ===========

 Concentrations of Credit Risk

    There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2017 and 2016.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Securities Lending

   Elements of the securities lending program are presented below at:

                                                                        December 31,
                                                                       ---------------
                                                                        2017    2016
                                                                       ------- -------
                                                                        (In millions)
Securities on loan: (1)
 Amortized cost.......................................................  $3,085  $5,895
 Estimated fair value.................................................  $3,748  $6,555
Cash collateral received from counterparties (2)......................  $3,791  $6,642
Security collateral received from counterparties (3)..................  $   29  $   27
Reinvestment portfolio -- estimated fair value........................  $3,823  $6,571

--------

(1) Included within fixed maturity securities.

(2) Included within payables for collateral under securities loaned and other transactions.

(3) Security collateral received from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

   The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                             December 31, 2017                     December 31, 2016
                                                    -------------------------------------- -------------------------------------
                                                    Remaining Tenor of Securities          Remaining Tenor of Securities
                                                        Lending Agreements                     Lending Agreements
                                                    -----------------------------          -----------------------------
                                                                1 Month  1 to 6                        1 Month  1 to 6
                                                     Open (1)  or Less    Months    Total   Open (1)  or Less    Months    Total
                                                    ---------  --------  -------  -------- ---------  --------  -------  -------
                                                                                (In millions)
Cash collateral liability by loaned security type:
U.S. government and agency.........................    $1,626      $964   $1,201   $ 3,791    $2,129    $1,906   $1,743   $5,778
U.S. corporate.....................................        --        --       --        --        --       480       --      480
Agency RMBS........................................        --        --       --        --        --        --      274      274
Foreign corporate..................................        --        --       --        --        --        58       --       58
Foreign government.................................        --        --       --        --        --        52       --       52
                                                    ---------  --------  -------  -------- ---------  --------  -------  -------
  Total............................................    $1,626      $964   $1,201   $ 3,791    $2,129    $2,496   $2,017   $6,642
                                                    =========  ========  =======  ======== =========  ========  =======  =======

--------
(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2017 was $1.6 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, U.S. government and agency securities, ABS, U.S. and foreign corporate securities, and non-agency RMBS) with 59% invested in agency RMBS, U.S. government and agency securities, cash equivalents, short-term investments or held in cash at December 31, 2017. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value at:

                                                                               December 31,
                                                                       -----------------------------
                                                                              2017           2016
                                                                       -------------- --------------
                                                                               (In millions)
Invested assets on deposit (regulatory deposits) (1)..................  $       8,259  $       7,644
Invested assets held in trust (reinsurance agreements) (2)............          2,634          9,054
Invested assets pledged as collateral (3).............................          3,199          3,548
                                                                       -------------- --------------
 Total invested assets on deposit, held in trust, and pledged as
   collateral.........................................................  $      14,092  $      20,246
                                                                       ============== ==============

--------

(1) The Company has assets, primarily fixed maturity securities, on deposit with governmental authorities relating to certain policy holder liabilities, of which $34 million of the assets on deposit balance represents restricted cash at both December 31, 2017 and 2016.

(2) The Company has assets, primarily fixed maturity securities, held in trust relating to certain reinsurance transactions. $42 million and $15 million of the assets held in trust balance represents restricted cash at December 31, 2017 and 2016, respectively.

(3) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4) and derivative transactions (see Note 8).

   See "-- Securities Lending" for information regarding securities on loan.

Purchased Credit Impaired Investments

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The Company's PCI fixed maturity securities were as follows at:

                                                                          December 31,
                                                                       -------------------
                                                                            2017      2016
                                                                       --------- ---------
                                                                          (In millions)
Outstanding principal and interest balance (1)........................    $1,237    $1,458
Carrying value (2)....................................................    $1,020    $1,113

--------

(1) Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2) Estimated fair value plus accrued interest.

   The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                                       Years Ended December 31,
                                                                       ------------------------
                                                                            2017         2016
                                                                       ---------    ---------
                                                                          (In millions)
Contractually required payments (including interest)..................        $3         $558
Cash flows expected to be collected (1)...............................        $3         $483
Fair value of investments acquired....................................        $2         $341

--------

(1) Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

   The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                                         Years Ended December 31,
                                                                       ------------------------
                                                                            2017          2016
                                                                       -----------   -----------
                                                                             (In millions)
Accretable yield, January 1,..........................................  $      419    $      400
Investments purchased.................................................           1           142
Accretion recognized in earnings......................................         (67)          (66)
Disposals.............................................................         (10)           (8)
Reclassification (to) from nonaccretable difference...................          34           (49)
                                                                       -----------   -----------
Accretable yield, December 31,........................................  $      377    $      419
                                                                       ===========   ===========

Collectively Significant Equity Method Investments

   The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.2 billion at December 31, 2017. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.1 billion at December 31, 2017. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

   As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for two of the three most recent annual periods: 2017 and 2015. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The aggregated summarized financial data presented below reflects the latest available financial information and is as of and for the years ended
December 31, 2017, 2016 and 2015. Aggregate total assets of these entities totaled $328.9 billion and $285.1 billion at December 31, 2017 and 2016, respectively. Aggregate total liabilities of these entities totaled
$39.8 billion and $26.3 billion at December 31, 2017 and 2016, respectively. Aggregate net income (loss) of these entities totaled $36.2 billion, $21.3 billion and $13.7 billion for the years ended December 31, 2017, 2016 and 2015, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

   The Company has invested in legal entities that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

 Consolidated VIEs

    Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

    The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at:

                                                           December 31,
                                                     -------------------------
                                                        2017         2016
                                                     ----------- -------------
                                                           (In millions)
  MRSC (collateral financing arrangement) (1).......  $       --  $      3,422
  CSEs: (2)
  Assets:
   Mortgage loans (commercial mortgage loans).......         115           136
   Accrued investment income........................           1             1
                                                     ----------- -------------
     Total assets...................................  $      116  $        137
                                                     =========== =============
  Liabilities:
   Long-term debt...................................  $       11  $         23
   Other liabilities................................          --             1
                                                     ----------- -------------
     Total liabilities..............................  $       11  $         24
                                                     =========== =============

--------
(1) In April 2017, these assets were liquidated and the proceeds were used to repay the MRSC collateral financing arrangement (see Note 3).

(2) The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $86 million and $95 million at estimated fair value at December 31, 2017 and 2016, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Unconsolidated VIEs

    The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                  December 31,
                               ---------------------------------------------------
                                         2017                      2016
                               ------------------------- -------------------------
                                              Maximum                   Maximum
                                 Carrying    Exposure      Carrying    Exposure
                                  Amount    to Loss (1)     Amount    to Loss (1)
                               ------------ ------------ ------------ ------------
                                                  (In millions)
Fixed maturity securities AFS:
 Structured Securities (2)....  $    11,136  $    11,136  $    12,809  $    12,809
 U.S. and foreign corporate...          501          501          536          536
Other limited partnership
 interests....................        1,509        2,460        1,491        2,287
Real estate joint ventures....           24           27           17           22
Other investments (3).........           47           52           60           66
                               ------------ ------------ ------------ ------------
   Total......................  $    13,217  $    14,176  $    14,913  $    15,720
                               ============ ============ ============ ============

--------

(1) The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2) For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

(3) Other investments are comprised of other invested assets and non-redeemable preferred stock.

    As described in Note 14, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2017, 2016 and 2015.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Net Investment Income

   The components of net investment income were as follows:

                                                                        Years Ended December 31,
                                                                       --------------------------
                                                                           2017     2016     2015
                                                                       -------- -------- --------
                                                                             (In millions)
Investment income:
 Fixed maturity securities............................................   $2,347   $2,567   $2,398
 Equity securities....................................................       12       19       19
 Mortgage loans.......................................................      442      393      367
 Policy loans.........................................................       49       54       54
 Real estate and real estate joint ventures...........................       53       32      108
 Other limited partnership interests..................................      182      163      134
 Cash, cash equivalents and short-term investments....................       30       20        9
 Other................................................................       25       25       22
                                                                       -------- -------- --------
   Subtotal...........................................................    3,140    3,273    3,111
 Less: Investment expenses............................................      175      173      126
                                                                       -------- -------- --------
   Subtotal, net......................................................    2,965    3,100    2,985
 FVO CSEs -- interest income -- commercial mortgage loans.............        8       11       16
                                                                       -------- -------- --------
     Net investment income............................................   $2,973   $3,111   $3,001
                                                                       ======== ======== ========

   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of related party net investment income and investment expenses.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

      The components of net investment gains (losses) were as follows:

                                                                                    Years Ended December 31,
                                                                            ----------------------------------------
                                                                                2017          2016          2015
                                                                            ------------  ------------  ------------
                                                                                          (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Industrial............................................................  $        --   $       (16)  $        (3)
     Consumer..............................................................           --            --            (8)
     Utility...............................................................           --            --            (6)
                                                                            ------------  ------------  ------------
   Total U.S. and foreign corporate securities.............................           --           (16)          (17)
   RMBS....................................................................           --            (6)          (14)
   State and political subdivision.........................................           (1)           --            --
                                                                            ------------  ------------  ------------
OTTI losses on fixed maturity securities recognized in earnings............           (1)          (22)          (31)
 Fixed maturity securities -- net gains (losses) on sales and disposals....          (25)          (28)          (60)
                                                                            ------------  ------------  ------------
   Total gains (losses) on fixed maturity securities.......................          (26)          (50)          (91)
                                                                            ------------  ------------  ------------
Total gains (losses) on equity securities:
OTTI losses on equity securities recognized in earnings....................           (4)           (2)           (3)
 Equity securities -- net gains (losses) on sales and disposals............           26            10            18
                                                                            ------------  ------------  ------------
   Total gains (losses) on equity securities...............................           22             8            15
                                                                            ------------  ------------  ------------
Mortgage loans.............................................................           (9)            5           (11)
Real estate and real estate joint ventures.................................            4           (34)           98
Other limited partnership interests........................................          (11)           (7)           (1)
Other......................................................................           (4)           11            (2)
                                                                            ------------  ------------  ------------
 Subtotal..................................................................          (24)          (67)            8
                                                                            ------------  ------------  ------------
FVO CSEs:
   Commercial mortgage loans...............................................           (3)           (2)           (7)
   Long-term debt -- related to commercial mortgage loans..................            1             1             4
Non-investment portfolio gains (losses)....................................           (1)            1            --
                                                                            ------------  ------------  ------------
     Subtotal..............................................................           (3)           --            (3)
                                                                            ------------  ------------  ------------
      Total net investment gains (losses)..................................  $       (27)  $       (67)  $         5
                                                                            ============  ============  ============

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party net investment gains (losses) related to transfers of invested assets.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

    Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

                                                           Years Ended December 31,
                                    ----------------------------------------------------------------------
                                       2017        2016        2015        2017        2016        2015
                                    ----------  ----------  ----------  ----------  ----------  ----------
                                         Fixed Maturity Securities               Equity Securities
                                    ----------------------------------  ----------------------------------
                                                                 (In millions)
Proceeds...........................  $  11,974   $  39,210   $  32,085   $      68   $      48   $      80
                                    ==========  ==========  ==========  ==========  ==========  ==========
Gross investment gains.............  $      58   $     253   $     184   $      27   $      10   $      26
Gross investment losses............        (83)       (281)       (244)         (1)         --          (8)
OTTI losses........................         (1)        (22)        (31)         (4)         (2)         (3)
                                    ----------  ----------  ----------  ----------  ----------  ----------
 Net investment gains (losses).....  $     (26)  $     (50)  $     (91)  $      22   $       8   $      15
                                    ==========  ==========  ==========  ==========  ==========  ==========

 Credit Loss Rollforward

    The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                             Years Ended December 31,
                                                                                           -------------------------
                                                                                                2017          2016
                                                                                            ----------   ----------
                                                                                                (In millions)
Balance at January 1,.....................................................................  $      28     $      66
Additions:
 Additional impairments -- credit loss OTTI on securities previously impaired.............         --             5
Reductions:
 Sales (maturities, pay downs or prepayments) of securities previously impaired as credit
   loss OTTI..............................................................................        (28)          (42)
 Increase in cash flows -- accretion of previous credit loss OTTI.........................         --            (1)
                                                                                           ----------    ----------
Balance at December 31,...................................................................  $      --     $      28
                                                                                           ==========    ==========

Related Party Investment Transactions

   The Company previously transferred fixed maturity securities, mortgage loans, real estate and real estate joint ventures, to and from former affiliates, which were as follows:

                                                                                         Years Ended December 31,
                                                                                 ----------------------------------------
                                                                                      2017          2016         2015
                                                                                 -------------  ------------- -----------
                                                                                              (In millions)
Estimated fair value of invested assets transferred to former affiliates........  $        292   $      1,495  $      185
Amortized cost of invested assets transferred to former affiliates..............  $        294   $      1,400  $      169
Net investment gains (losses) recognized on transfers...........................  $         (2)  $         27  $       16
Change in additional paid-in-capital recognized on transfers....................  $         --   $         68  $       --
Estimated fair value of invested assets transferred from former affiliates......  $         --   $      5,582  $      928

   In April 2016 and in November 2016, the Company received transfers of investments and cash and cash equivalents of $5.2 billion for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to MLIC, a former affiliate, which are included in the table above. See Note 6 for additional information related to these transfers.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   At December 31, 2016, the Company had $1.1 billion of loans due from MetLife, Inc., which were included in other invested assets. These loans were carried at fixed interest rates of 4.21% and 5.10%, payable semiannually, and were due on September 30, 2032 and December 31, 2033, respectively. In April 2017, these loans were satisfied in a non-cash exchange for $1.1 billion of notes due to MetLife, Inc. See Notes 3 and 10.

   In January 2017, MLIC recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities being reinsured by the Company. The Company transferred investments and cash and cash equivalents which are included in the table above. See Note 6 for additional information related to the transfer.

   In March 2017, the Company sold an operating joint venture with a book value of $89 million to MLIC for $286 million. The operating joint venture was accounted for under the equity method and included in other invested assets. This sale resulted in an increase in additional paid-in capital, which is included in shareholder's equity (See Note 11) of $202 million in the first quarter of 2017.

   The Company had affiliated loans outstanding to wholly owned real estate subsidiaries of MLIC which were fully repaid in cash by December 2015. Net investment income and mortgage loan prepayment income earned from these affiliated loans was $39 million for the year ended December 31, 2015.

   The Company receives investment administrative services from MetLife Investment Advisors, LLC ("MLIA"), a related party investment manager. The related investment administrative service charges were $93 million, $98 million, and $79 million for the years ended December 31, 2017, 2016 and 2015, respectively.

8. Derivatives

Accounting for Derivatives

    See Note 1 for a description of the Company's accounting policies for derivatives and Note 9 for information about the fair value hierarchy for derivatives.

    Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

 Interest Rate Derivatives

    The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, swaptions, futures and forwards.

    Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

    Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the London Interbank Offered Rate ("LIBOR"), calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


    The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

    In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

    Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

 Foreign Currency Exchange Rate Derivatives

    The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and nonqualifying hedging relationships.

    To a lesser extent, the Company uses foreign currency forwards in nonqualifying hedging relationships.

 Credit Derivatives

    The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

    The Company enters into written credit default swaps to create synthetic credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

 Equity Derivatives

    The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


    Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

    Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

    In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

    In an equity total return swap, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to create synthetic investments. The Company utilizes equity total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Primary Risks Managed by Derivatives

   The following table presents the primary underlying risk exposure, gross notional amount, and estimated fair value of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                 December 31,
                                                      -------------------------------------------------------------------
                                                                    2017                              2016
                                                      --------------------------------- ---------------------------------
                                                                  Estimated Fair Value                 Estimated Fair Value
                                                                  ---------------------                ---------------------
                                                        Gross                             Gross
                                                       Notional                          Notional
                     Primary Underlying Risk Exposure   Amount     Assets   Liabilities   Amount        Assets   Liabilities
                   ---------------------------------- ----------- --------- ----------- -----------    --------- -----------
                                                                                 (In millions)
Derivatives Designated as Hedging
 Instruments
Fair value hedges:
 Interest rate
   swaps..........           Interest rate...........  $      175  $     44   $     --   $      310     $     41   $     --
                                                      ----------- --------- ----------- -----------    --------- -----------
Cash flow hedges:
 Interest rate
   swaps..........           Interest rate...........          27         5         --           45            7         --
 Foreign currency            Foreign
   swaps..........            currency
                              exchange rate..........       1,762        86         75        1,420          186         10
                                                      ----------- --------- ----------- -----------    --------- -----------
   Subtotal.......................................          1,789        91         75        1,465          193         10
                                                      ----------- --------- ----------- -----------    --------- -----------
    Total qualifying hedges......................           1,964       135         75        1,775          234         10
                                                      ----------- --------- ----------- -----------    --------- -----------
Derivatives Not Designated or Not
 Qualifying as Hedging Instruments
Interest rate
 swaps............           Interest rate...........      20,213       922        774       28,175        1,928      1,688
Interest rate
 floors...........           Interest rate...........          --        --         --        2,100            5          2
Interest rate
  caps............           Interest rate...........       2,671         7         --       12,042           25         --
Interest rate
 futures..........           Interest rate...........         282         1         --        1,288            9         --
Interest rate
 options..........           Interest rate...........      24,600       133         63       15,520          136         --
Interest rate
 total return
 swaps............           Interest rate...........          --        --         --        3,876           --        611
Foreign currency             Foreign
 swaps............            currency
                              exchange rate..........       1,103        69         41        1,250          153          4
Foreign currency             Foreign
 forwards.........            currency
                              exchange rate..........         130        --          2          158            9         --
Credit default
 swaps --
 purchased........           Credit..................          65        --          1           34           --         --
Credit default
 swaps --
  written.........           Credit..................       1,878        40         --        1,891           28         --
Equity futures....           Equity market...........       2,713        15         --        8,037           38         --
Equity index
 options..........           Equity market...........      47,066       794      1,664       37,501          897        934
Equity variance
 swaps............           Equity market...........       8,998       128        430       14,894          140        517
Equity total
 return swaps.....           Equity market...........       1,767        --         79        2,855            1        117
                                                      ----------- ---------  ---------  -----------    ---------  ---------
    Total non-designated or
     nonqualifying derivatives...................         111,486     2,109      3,054      129,621        3,369      3,873
                                                      ----------- ---------  ---------  -----------    ---------  ---------
       Total..................................         $  113,450  $  2,244   $  3,129   $  131,396     $  3,603   $  3,883
                                                      =========== ========= =========== ===========    ========= ===========

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2017 and 2016. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to create synthetic credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents earned income on derivatives:

                                                                        Years Ended December 31,
                                                                  -----------------------------------
                                                                     2017        2016         2015
                                                                  ----------- ----------- -----------
                                                                             (In millions)
Qualifying hedges:
 Net investment income...........................................  $       21  $       19  $       11
 Interest credited to policyholder account balances..............          --          --          (2)
Nonqualifying hedges:
 Net derivative gains (losses)...................................         314         460         361
 Policyholder benefits and claims................................           8          16          14
                                                                  ----------- ----------- -----------
   Total.........................................................  $      343  $      495  $      384
                                                                  =========== =========== ===========

   The following tables present the amount and location of gains (losses) recognized for derivatives and gains (losses) pertaining to hedged items presented in net derivative gains (losses):

                                                                            Year Ended December 31, 2017
                                                         ------------------------------------------------------------------
                                                                              Net
                                                                          Derivatives
                                                               Net           Gains
                                                           Derivative      (Losses)                               Amount of
                                                              Gains       Recognized      Net                       Gains
                                                            (Losses)          for      Investment  Policyholder   (Losses)
                                                         Recognized for     Hedged       Income    Benefits and   deferred
                                                         Derivatives (1)   Items (2)      (3)       Claims (4)     in AOCI
                                                         ---------------  -----------  ----------  ------------  ----------
                                                                                    (In millions)
Derivatives Designated as Hedging Instruments:
    Fair value hedges (5):
    Interest rate derivatives...........................    $          2    $      (2)   $     --     $      --   $      --
                                                         ---------------  -----------  ----------  ------------  ----------
     Total fair value hedges............................               2           (2)         --            --          --
                                                         ---------------  -----------  ----------  ------------  ----------
    Cash flow hedges (5):
    Interest rate derivatives...........................              --           --           6            --           1
    Foreign currency exchange rate derivatives..........               8           (9)         --            --        (153)
                                                         ---------------  -----------  ----------  ------------  ----------
     Total cash flow hedges.............................               8           (9)          6            --        (152)
                                                         ---------------  -----------  ----------  ------------  ----------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments:
    Interest rate derivatives...........................            (325)          --          --             8          --
    Foreign currency exchange rate derivatives..........             (98)         (32)         --            --          --
    Credit derivatives..................................              21           --          --            --          --
    Equity derivatives..................................          (2,584)          --          (1)         (341)         --
    Embedded derivatives................................           1,237           --          --           (16)         --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total non-qualifying hedges......................          (1,749)         (32)         (1)         (349)         --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total............................................    $     (1,739)   $     (43)   $      5     $    (349)  $    (152)
                                                         ===============  ===========  ==========  ============  ==========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)



                                                                           Year Ended December 31, 2016
                                                         ----------------------------------------------------------------
                                                                             Net
                                                                         Derivatives
                                                               Net          Gains
                                                           Derivative     (Losses)                             Amount of
                                                              Gains      Recognized      Net                     Gains
                                                            (Losses)         for      Investment  Policyholder (Losses)
                                                         Recognized for    Hedged       Income    Benefits and deferred
                                                         Derivatives (1)  Items (2)      (3)       Claims (4)   in AOCI
                                                         --------------- -----------  ----------  ------------ ----------
                                                                                  (In millions)
Derivatives Designated as Hedging Instruments:
    Fair value hedges (5):
    Interest rate derivatives...........................    $        1     $      (1)  $      --    $     --    $      --
                                                         --------------- -----------  ----------  ------------ ----------
     Total fair value hedges............................             1            (1)         --          --           --
                                                         --------------- -----------  ----------  ------------ ----------
    Cash flow hedges (5):
    Interest rate derivatives...........................            35            --           5          --           28
    Foreign currency exchange rate derivatives..........             3            (2)         --          --           42
                                                         --------------- -----------  ----------  ------------ ----------
     Total cash flow hedges.............................            38            (2)          5          --           70
                                                         --------------- -----------  ----------  ------------ ----------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments:
    Interest rate derivatives...........................        (2,873)           --          --          (4)          --
    Foreign currency exchange rate derivatives..........            76           (14)         --          --           --
    Credit derivatives..................................            10            --          --          --           --
    Equity derivatives..................................        (1,724)           --          (6)       (320)          --
    Embedded derivatives................................        (1,741)           --          --          (4)          --
                                                         --------------- -----------  ----------  ------------ ----------
       Total non-qualifying hedges......................        (6,252)          (14)         (6)       (328)          --
                                                         --------------- -----------  ----------  ------------ ----------
       Total............................................    $   (6,213)    $     (17)  $      (1)   $   (328)   $      70
                                                         =============== ===========  ==========  ============ ==========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


                                                                            Year Ended December 31, 2015
                                                         ------------------------------------------------------------------
                                                                              Net
                                                                          Derivatives
                                                               Net           Gains
                                                           Derivative      (Losses)                              Amount of
                                                              Gains       Recognized      Net                      Gains
                                                            (Losses)          for      Investment  Policyholder  (Losses)
                                                         Recognized for     Hedged       Income    Benefits and  deferred
                                                         Derivatives (1)   Items (2)      (3)       Claims (4)    in AOCI
                                                         ---------------  -----------  ----------  ------------  ----------
                                                                                   (In millions)
Derivatives Designated as Hedging Instruments:
    Fair value hedges (5):
    Interest rate derivatives...........................      $        3    $      (1)  $      --     $      --   $      --
                                                         ---------------  -----------  ----------  ------------  ----------
     Total fair value hedges............................               3           (1)         --            --          --
                                                         ---------------  -----------  ----------  ------------  ----------
    Cash flow hedges (5):
    Interest rate derivatives...........................               3           --           3            --          16
    Foreign currency exchange rate derivatives..........              --            1          --            --          79
                                                         ---------------  -----------  ----------  ------------  ----------
     Total cash flow hedges.............................               3            1           3            --          95
                                                         ---------------  -----------  ----------  ------------  ----------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments:
    Interest rate derivatives...........................             (67)          --          --             5          --
    Foreign currency exchange rate derivatives..........              44           (7)         --            --          --
    Credit derivatives..................................             (14)          --          --            --          --
    Equity derivatives..................................            (476)          --          (4)          (25)         --
    Embedded derivatives................................            (344)          --          --            21          --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total non-qualifying hedges......................            (857)          (7)         (4)            1          --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total............................................      $     (851)   $      (7)  $      (1)    $       1   $      95
                                                         ===============  ===========  ==========  ============  ==========

--------

(1) Includes gains (losses) reclassified from AOCI for cash flow hedges. Ineffective portion of the gains (losses) recognized in income is not significant.

(2) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships. Hedged items in fair value hedging relationship includes fixed rate liabilities reported in policyholder account balances or future policy benefits and fixed maturity securities.

(3) Includes changes in estimated fair value related to economic hedges of equity method investments in joint ventures and gains (losses) reclassified from AOCI for cash flow hedges.

(4) Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

(5) All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $9 million, $1 million and $3 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   At December 31, 2017 and 2016, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed two years and three years, respectively.

   At December 31, 2017 and 2016, the balance in AOCI associated with cash flow hedges was $231 million and $397 million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Credit Derivatives

   In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps.

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                            December 31,
                                          --------------------------------------------------------------------------------
                                                           2017                                     2016
                                          --------------------------------------- ----------------------------------------
                                                        Maximum                                  Maximum
                                          Estimated      Amount                   Estimated      Amount
                                          Fair Value   of Future      Weighted    Fair Value    of Future      Weighted
                                          of Credit  Payments under    Average    of Credit   Payments under    Average
 Rating Agency Designation of Referenced   Default   Credit Default   Years to     Default   Credit Default    Years to
 Credit Obligations (1)                     Swaps        Swaps       Maturity (2)   Swaps         Swaps       Maturity (2)
----------------------------------------  ---------- -------------- ------------- ---------- --------------- -------------
                                                                       (Dollars in millions)
                Aaa/Aa/A.................  $      12  $        558            2.8  $       9             478           3.6
                Baa......................         28         1,295            4.7         19           1,393           4.4
                Ba.......................         --            25            4.5         --              20           2.7
                                          ---------- -------------                ---------- ---------------
                 Total...................  $      40  $      1,878            4.1  $      28  $        1,891           4.2
                                          ========== =============                ========== ===============

---------

(1) Includes both single name credit default swaps that may be referenced to the credit of corporations, foreign governments, or state and political subdivisions and credit default swap referencing indices. The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Counterparty Credit Risk

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

   See Note 9 for a description of the impact of credit risk on the valuation of derivatives.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                                   December 31,
                                                                                 -----------------------------------------------
                                                                                          2017                     2016
                                                                                 ----------------------  -----------------------
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement      Assets    Liabilities    Assets    Liabilities
-------------------------------------------------------------------------------  --------  ------------  ---------  ------------
                                                                                                  (In millions)
 Gross estimated fair value of derivatives:
 OTC-bilateral (1)..............................................................  $ 2,222       $ 3,080   $  3,394       $ 2,929
 OTC-cleared and Exchange-traded (1) (6)........................................       69            40        313           905
                                                                                 --------  ------------  ---------  ------------
 Total gross estimated fair value of derivatives (1)............................    2,291         3,120      3,707         3,834
 Amounts offset on the consolidated balance sheets..............................       --            --         --            --
                                                                                 --------  ------------  ---------  ------------
 Estimated fair value of derivatives presented on the consolidated balance
  sheets (1) (6)................................................................    2,291         3,120      3,707         3,834
 Gross amounts not offset on the consolidated balance sheets:
 Gross estimated fair value of derivatives: (2)
 OTC-bilateral..................................................................   (1,942)       (1,942)    (2,231)       (2,231)
 OTC-cleared and Exchange-traded................................................       (1)           (1)      (165)         (165)
 Cash collateral: (3), (4)
 OTC-bilateral..................................................................     (247)           --       (634)           --
 OTC-cleared and Exchange-traded................................................      (27)          (39)       (91)         (740)
 Securities collateral: (5)
 OTC-bilateral..................................................................      (31)       (1,138)      (429)         (698)
 OTC-cleared and Exchange-traded................................................       --            --         --            --
                                                                                 --------  ------------  ---------  ------------
 Net amount after application of master netting agreements and collateral.......  $    43       $    --   $    157       $    --
                                                                                 ========  ============  =========  ============

--------

(1) At December 31, 2017 and 2016, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $47 million and $104 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($9) million and ($49) million, respectively.

(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4) The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2017 and 2016, the Company received excess cash collateral of $93 million and $3 million, respectively, and provided excess cash collateral of $5 million and $25 million, respectively, which is not included in the table above due to the foregoing limitation.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


(5) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2017 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At
    December 31, 2017 and 2016, the Company received excess securities collateral with an estimated fair value of $337 million and $135 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2017 and 2016, the Company provided excess securities collateral with an estimated fair value of $471 million and $108 million, respectively, for its OTC-bilateral derivatives, $426 million and $630 million, respectively, for its OTC-cleared derivatives, and $118 million and $453 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

(6) Effective January 3, 2017, the CME amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. See Note 1 for further information on the CME amendments.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the collateral amount owed by that counterparty reaches a minimum transfer amount. A small number of these arrangements also include credit-contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of Brighthouse Life Insurance Company, and/or the counterparty. In addition, substantially all of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings, as applicable, were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The Company's collateral agreements require both parties to be fully collateralized, as such, Brighthouse Life Insurance Company would not be required to post additional collateral as a result of a downgrade in financial strength rating. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                                   December 31,
                                                                                           -----------------------------
                                                                                                2017           2016
                                                                                           --------------- -------------
                                                                                                   (In millions)
Estimated fair value of derivatives in a net liability position (1).......................  $        1,138  $        698
Estimated Fair Value of Collateral Provided:
 Fixed maturity securities................................................................  $        1,414  $        777

--------

(1) After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; related party ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; related party assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on assumed and ceded reinsurance; assumed reinsurance on fixed deferred annuities; fixed annuities with equity indexed returns; and certain debt and equity securities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                                          December 31,
                                                                                                      --------------------
                                                                  Balance Sheet Location                 2017       2016
                                                       ---------------------------------------------  ---------  ---------
                                                                                                          (In millions)
Embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits................... Premiums, reinsurance and other receivables...  $    227   $    409
  Options embedded in debt or equity securities....... Investments...................................       (52)       (49)
                                                                                                      ---------  ---------
   Embedded derivatives within asset host contracts...............................................     $    175   $    360
                                                                                                      =========  =========
Embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits.................. Policyholder account balances.................  $  1,122   $  2,237
  Assumed reinsurance on fixed deferred annuities..... Policyholder account balances.................         1         --
  Assumed guaranteed minimum benefits................. Policyholder account balances.................       437        741
  Fixed annuities with equity indexed returns......... Policyholder account balances.................       674        192
                                                                                                      ---------  ---------
   Embedded derivatives within liability host contracts...........................................     $  2,234   $  3,170
                                                                                                      =========  =========

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                   Years Ended December 31,
                                           -----------------------------------------
                                               2017           2016           2015
                                           -----------  -------------- -------------
                                                         (In millions)
Net derivative gains (losses) (1), (2)....  $    1,237   $    (1,741)   $      (344)
Policyholder benefits and claims..........  $      (16)  $        (4)   $         21

--------

(1) The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $337 million, $244 million and $26 million for the years ended December 31, 2017, 2016 and 2015, respectively.

(2) See Note 6 for discussion of related party net derivative gains (losses).

9. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below at:

                                                    December 31, 2017
                                ----------------------------------------------------------
                                          Fair Value Hierarchy
                                -----------------------------------------
                                                                           Total Estimated
                                     Level 1       Level 2       Level 3     Fair Value
                                ------------- ------------- ------------- ----------------
                                                      (In millions)
Assets
Fixed maturity securities:
 U.S. corporate................  $         --  $     21,491  $        889   $     22,380
 U.S. government and agency....         8,002         7,911            --         15,913
 RMBS..........................            --         6,836           981          7,817
 Foreign corporate.............            --         5,723         1,048          6,771
 State and political
   subdivision.................            --         4,098            --          4,098
 CMBS..........................            --         3,155           136          3,291
 ABS...........................            --         1,691           105          1,796
 Foreign government............            --         1,262             5          1,267
                                ------------- ------------- ------------- ----------------
   Total fixed maturity
    securities.................         8,002        52,167         3,164         63,333
                                ------------- ------------- ------------- ----------------
Equity securities..............            18            90           124            232
Short-term investments.........           135           120            14            269
Commercial mortgage loans
 held by CSEs -- FVO...........            --           115            --            115
Derivative assets: (1)
 Interest rate.................             1         1,111            --          1,112
 Foreign currency exchange
   rate........................            --           155            --            155
 Credit........................            --            30            10             40
 Equity market.................            15           773           149            937
                                ------------- ------------- ------------- ----------------
   Total derivative assets.....            16         2,069           159          2,244
                                ------------- ------------- ------------- ----------------
Embedded derivatives within
 asset host contracts (2)......            --            --           227            227
Separate account assets........           410       109,741             5        110,156
                                ------------- ------------- ------------- ----------------
       Total assets............  $      8,581  $    164,302  $      3,693   $    176,576
                                ============= ============= ============= ================
Liabilities
Derivative liabilities: (1)
 Interest rate.................  $         --  $        837  $         --   $        837
 Foreign currency exchange
   rate........................            --           117             1            118
 Credit........................            --             1            --              1
 Equity market.................            --         1,736           437          2,173
                                ------------- ------------- ------------- ----------------
   Total derivative
    liabilities................            --         2,691           438          3,129
                                ------------- ------------- ------------- ----------------
Embedded derivatives within
 liability host contracts (2)..            --            --         2,234          2,234
Long-term debt of CSEs -- FVO..            --            11            --             11
                                ------------- ------------- ------------- ----------------
       Total liabilities.......  $         --  $      2,702  $      2,672   $      5,374
                                ============= ============= ============= ================

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


                                                    December 31, 2016
                                ---------------------------------------------------------
                                          Fair Value Hierarchy
                                ----------------------------------------- Total Estimated
                                   Level 1       Level 2       Level 3      Fair Value
                                ------------- ------------- ------------- ---------------
                                                      (In millions)
Assets
Fixed maturity securities:
 U.S. corporate................  $         --  $     20,221  $      1,444   $     21,665
 U.S. government and agency....         6,110         6,806            --         12,916
 RMBS..........................            --         6,627         1,313          7,940
 Foreign corporate.............            --         5,257           866          6,123
 State and political
   subdivision.................            --         3,841            17          3,858
 CMBS..........................            --         3,529           167          3,696
 ABS...........................            --         2,383           215          2,598
 Foreign government............            --         1,103            --          1,103
                                ------------- ------------- ------------- ---------------
   Total fixed maturity
    securities.................         6,110        49,767         4,022         59,899
                                ------------- ------------- ------------- ---------------
Equity securities..............            39           124           137            300
Short-term investments.........           702           568             2          1,272
Commercial mortgage loans
 held by CSEs -- FVO...........            --           136            --            136
Derivative assets: (1)
 Interest rate.................             9         2,142            --          2,151
 Foreign currency exchange
   rate........................            --           348            --            348
 Credit........................            --            20             8             28
 Equity market.................            37           860           179          1,076
                                ------------- ------------- ------------- ---------------
   Total derivative assets.....            46         3,370           187          3,603
                                ------------- ------------- ------------- ---------------
Embedded derivatives within
 asset host contracts (2)......            --            --           409            409
Separate account assets........           720       104,616            10        105,346
                                ------------- ------------- ------------- ---------------
       Total assets............  $      7,617  $    158,581  $      4,767   $    170,965
                                ============= ============= ============= ===============
Liabilities
Derivative liabilities: (1)
 Interest rate.................  $         --  $      1,690  $        611   $      2,301
 Foreign currency exchange
   rate........................            --            14            --             14
 Equity market.................            --         1,038           530          1,568
                                ------------- ------------- ------------- ---------------
   Total derivative
    liabilities................            --         2,742         1,141          3,883
                                ------------- ------------- ------------- ---------------
Embedded derivatives within
 liability host contracts (2)..            --            --         3,170          3,170
Long-term debt of CSEs -- FVO..            --            23            --             23
                                ------------- ------------- ------------- ---------------
       Total liabilities.......  $         --  $      2,765  $      4,311   $      7,076
                                ============= ============= ============= ===============

--------

(1) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances, on the consolidated balance sheets. At December 31, 2017 and 2016, debt and equity securities also included embedded derivatives of ($52) million and ($49) million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Valuation Controls and Procedures

      The Company monitors and provides oversight of valuation controls and policies for securities, mortgage loans and derivatives, which are primarily executed by MLIA. The valuation methodologies used to determine fair values prioritize the use of observable market prices and market-based parameters and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. The valuation methodologies for securities, mortgage loans and derivatives are reviewed on an ongoing basis and revised when necessary, based on changing market conditions. In addition, the Chief Accounting Officer periodically reports to the Audit Committee of Brighthouse's Board of Directors regarding compliance with fair value accounting standards.

      The fair value of financial assets and financial liabilities is based on quoted market prices, where available. The Company assesses whether prices received represent a reasonable estimate of fair value through controls designed to ensure valuations represent an exit price. MLIA performs several controls, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. Independent non-binding broker quotes, also referred to herein as "consensus pricing," are used for non-significant portion of the portfolio. Prices received from independent brokers are assessed to determine if they represent a reasonable estimate of fair value by considering such pricing relative to the current market dynamics and current pricing for similar financial instruments. Fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 5% of the total estimated fair value of Level 3 fixed maturity securities at December 31, 2017.

      MLIA also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained. If obtaining an independent non-binding broker quotation is unsuccessful, MLIA will use the last available price.

      The Company reviews outputs of MLIA's controls and performs additional controls, including certain monthly controls, which include but are not limited to, performing balance sheet analytics to assess reasonableness of period to period pricing changes, including any price adjustments. Price adjustments are applied if prices or quotes received from independent pricing services or brokers are not considered reflective of market activity or representative of estimated fair value. The Company did not have significant price adjustments during the year ended December 31, 2017.

 Determination of Fair Value

   Fixed maturities

      The fair values for actively traded marketable bonds, primarily U.S. government and agency securities, are determined using the quoted market prices and are classified as Level 1 assets. For fixed maturities classified as Level 2 assets, fair values are determined using either a market or income approach and are valued based on a variety of observable inputs as described below.

      U.S. corporate and foreign corporate securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, or duration. Privately-placed securities are valued using the additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

      U.S. government and agency, state and political subdivision and foreign government securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark U.S. Treasury yield or other yields, spread off the U.S. Treasury yield curve for the identical security, issuer ratings and issuer spreads, broker dealer quotes, and comparable securities that are actively traded.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      Structured securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, ratings, geographic region, weighted average coupon and weighted average maturity, average delinquency rates and debt-service coverage ratios. Other issuance-specific information is also used, including, but not limited to; collateral type, structure of the security, vintage of the loans, payment terms of the underlying asset, payment priority within tranche, and deal performance.

      Equity securities, short-term investments, commercial mortgage loans held by CSEs - FVO and long-term debt of CSEs - FVO

      The fair value for actively traded equity and short-term investments are determined using quoted market prices and are classified as Level 1 assets. For financial instruments classified as Level 2 assets or liabilities, fair values are determined using a market approach and are valued based on a variety of observable inputs as described below.

      Equity securities and short-term investments: Fair value is determined using third-party commercial pricing services, with the primary input being quoted prices in markets that are not active.

      Commercial mortgage loans held by CSEs - FVO and long-term debt of CSEs -
   FVO: Fair value is determined using third-party commercial pricing services, with the primary input being quoted securitization market price determined principally by independent pricing services using observable inputs or quoted prices or reported NAV provided by the fund managers.

   Derivatives

      The fair values for exchange-traded derivatives are determined using the quoted market prices and are classified as Level 1 assets. For OTC-bilateral derivatives and OTC-cleared derivatives classified as Level 2 assets or liabilities, fair values are determined using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

      The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

      Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

      The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   Embedded Derivatives

      Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, equity or bond indexed crediting rates within certain annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

      The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

      Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

      The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for Brighthouse Financial, Inc.'s debt. These observable spreads are then adjusted to reflect the priority of these liabilities and claims paying ability of the issuing insurance subsidiaries as compared to Brighthouse Financial, Inc.'s overall financial strength.

      Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

      The Company recaptured from a former affiliate the risk associated with certain GMIBs. These embedded derivatives are included in policyholder account balances on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these recaptured risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

      The Company ceded to a former affiliate the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to a former affiliate, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

      The Company issues certain annuity contracts which allow the policyholder to participate in returns from equity indices. These equity indexed features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The estimated fair value of the embedded equity indexed derivatives, based on the present value of future equity returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business and uses standard capital market techniques, such as Black-Scholes, to calculate the value of the portion of the embedded derivative for which the terms are set. The portion of the embedded derivative covering the period beyond where terms are set is calculated as the present value of amounts expected to be spent to provide equity indexed returns in those periods. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

 Transfers between Levels

    Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

   Transfers between Levels 1 and 2:

      For assets and liabilities measured at estimated fair value and still held at December 31, 2017 and 2016, transfers between Levels 1 and 2 were not significant.

   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

      The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                   December 31, 2017             December 31, 2016
                                              ---------------------------   ---------------------------
                                                                                                              Impact of
                             Significant                                                                   Increase in Input
               Valuation     Unobservable                        Weighted                      Weighted      on Estimated
              Techniques        Inputs            Range         Average (1)     Range         Average (1)   Fair Value (2)
             ------------  -----------------  -------------    ------------ -------------    ------------ ------------------
Fixed
 maturity
 securities
 (3)
U.S.
 corporate
 and
 foreign     . Matrix      . Offered
 corporate..   pricing       quotes (4)         93   -    142      110        18   -    138      104          Increase
             . Market      . Quoted
               pricing       prices (4)         --   -    443      76         13   -    700      99           Increase
             . Consensus   . Offered
               pricing       quotes (4)                                       37   -    109      85           Increase
             ---------------------------------------------------------------------------------------------------------------
RMBS........ . Market      . Quoted
               pricing       prices (4)         3    -    107      94         38   -    111      91           Increase (5)
             ---------------------------------------------------------------------------------------------------------------
ABS......... . Market      . Quoted
               pricing       prices (4)        100   -    104      101        94   -    106      100          Increase (5)
             . Consensus   . Offered
               pricing       quotes (4)        100   -    100      100        98   -    100      99           Increase (5)
             ---------------------------------------------------------------------------------------------------------------
Derivatives
Interest     . Present     . Repurchase         --   -    --                 (44)       18                    Decrease (6)
 rate.......   value         rates (7)
               techniques
             ---------------------------------------------------------------------------------------------------------------
Credit...... . Present     . Credit             --   -    --                  97   -    98                    Decrease (6)
               value         spreads (8)
               techniques
             . Consensus   . Offered
               pricing       quotes (9)
             ---------------------------------------------------------------------------------------------------------------
Equity       . Present     . Volatility (10)   11%   -    31%                14%   -    32%                   Increase (6)
 market.....   value
               techniques
               or option
               pricing
               models
                           . Correlation
                             (11)              10%   -    30%                40%   -    40%
             ---------------------------------------------------------------------------------------------------------------
Embedded
 derivatives
Direct,
 assumed
 and ceded
 guaranteed  . Option
 minimum       pricing     . Mortality
 benefits...   techniques    rates:
                             Ages 0 - 40        0%   -   0.09%                0%   -   0.09%                  Decrease (12)
                             Ages 41 -60      0.04%  -   0.65%              0.04%  -   0.65%                  Decrease (12)
                             Ages 61 - 115    0.26%  -   100%               0.26%  -   100%                   Decrease (12)
                           . Lapse rates:
                             Durations
                             1 - 10           0.25%  -   100%               0.25%  -   100%                   Decrease (13)
                             Durations
                             11 -20             2%   -   100%                 2%   -   100%                   Decrease (13)
                             Durations
                             21 - 116           2%   -   100%                 2%   -   100%                   Decrease (13)
                           . Utilization
                             rates              0%   -    25%                 0%   -    25%                   Increase (14)
                           . Withdrawal
                             rates            0.25%  -    10%               0.25%  -    10%                       (15)
                           . Long-term
                             equity
                             volatilities     17.40% -    25%               17.40% -    25%                   Increase (16)
                           . Nonperformance
                             risk spread      0.64%  -   1.43%              0.04%  -   0.57%                  Decrease (17)

--------

(1) The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2) The impact of a decrease in input would have the opposite impact on estimated fair value. For embedded derivatives, changes to direct and assumed guaranteed minimum benefits are based on liability positions; changes to ceded guaranteed minimum benefits are based on asset positions.

(3) Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4) Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(5) Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


(6) Changes in estimated fair value are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(7) Ranges represent different repurchase rates utilized as components within the valuation methodology and are presented in basis points.

(8) Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(9) At December 31, 2017 and 2016, independent non-binding broker quotations were used in the determination of 1% and 3% of the total net derivative estimated fair value, respectively.

(10)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(11)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(12)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(13)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(16)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(17)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain assumed reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table.

      The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                  Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                ------------------------------------------------------------------------
                                                               Fixed Maturity Securities
                                                ------------------------------------------------------------------------
                                                                                        State and
                                                                      Structured        Political          Foreign
                                                Corporate (1)         Securities        Subdivision       Government
-                                               -------------         -------------    ------------      -----------
                                                                     (In millions)
Balance, January 1, 2016.......................  $      2,410        $      1,996       $        13       $       27
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........           (11)                 30                --               --
Total realized/unrealized gains (losses)
 included in AOCI..............................           (24)                 21                --               --
Purchases (7)..................................           584                 600                --               --
Sales (7)......................................          (443)               (598)               --               --
Issuances (7)..................................            --                  --                --               --
Settlements (7)................................            --                  --                --               --
Transfers into Level 3 (8).....................           119                  12                 9               --
Transfers out of Level 3 (8)...................          (325)               (366)               (5)             (27)
                                                -------------       -------------      ------------      -----------
Balance, December 31, 2016.....................  $      2,310        $      1,695       $        17       $       --
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........            (3)                 28                --               --
Total realized/unrealized gains (losses)
 included in AOCI..............................           127                  52                --               --
Purchases (7)..................................           442                 106                --                5
Sales (7)......................................          (222)               (526)               --               --
Issuances (7)..................................            --                  --                --               --
Settlements (7)................................            --                  --                --               --
Transfers into Level 3 (8).....................           178                  11                --               --
Transfers out of Level 3 (8)...................          (895)               (144)              (17)              --
                                                -------------       -------------      ------------      -----------
Balance, December 31, 2017.....................  $      1,937        $      1,222       $        --       $        5
                                                =============       =============      ============      ===========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2015 (9)...........  $         11        $         21       $        --       $       --
                                                =============       =============      ============      ===========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2016 (9)...........  $          2        $         28       $        --       $       --
                                                =============       =============      ============      ===========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2017 (9)...........  $          1        $         23       $        --       $       --
                                                =============       =============      ============      ===========
Gains (Losses) Data for the year ended
 December 31, 2015
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........  $         16        $         21       $        --       $       --
Total realized/unrealized gains (losses)
 included in AOCI..............................  $       (120)       $        (14)      $        --       $       (2)

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)


                                                  Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                ------------------------------------------------------------------------
                                                                                                               Separate
                                                   Equity      Short Term         Net         Net Embedded     Account
                                                 Securities    Investments  Derivatives (2)  Derivatives (3)  Assets (4)
                                                 -----------   -----------  ---------------  ---------------  ----------
                                                                           (In millions)
Balance, January 1, 2016.......................  $       97     $      47     $      (232)    $        (442)   $    146
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........          --            --            (703)           (1,760)         --
Total realized/unrealized gains (losses)
 included in AOCI..............................         (11)           --               4                --          --
Purchases (7)..................................          --             3              10                --           2
Sales (7)......................................         (26)           (1)             --                --        (134)
Issuances (7)..................................          --            --              --                --          --
Settlements (7)................................          --            --             (33)             (559)         --
Transfers into Level 3 (8).....................         131            --              --                --          --
Transfers out of Level 3 (8)...................         (54)          (47)             --                --          (4)
                                                -----------    -----------  ---------------  ---------------  ----------
Balance, December 31, 2016.....................  $      137     $       2     $      (954)    $      (2,761)   $     10
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........          (3)           --              92             1,233          --
Total realized/unrealized gains (losses)
 included in AOCI..............................          --            --              --                --          --
Purchases (7)..................................           3            14               4                --           2
Sales (7)......................................         (13)           (1)             --                --          (4)
Issuances (7)..................................          --            --              --                --          --
Settlements (7)................................          --            --             579              (479)         (1)
Transfers into Level 3 (8).....................          --            --              --                --           2
Transfers out of Level 3 (8)...................          --            (1)             --                --          (4)
                                                -----------    -----------  ---------------  ---------------  ----------
Balance, December 31, 2017.....................  $      124     $      14     $      (279)    $      (2,007)   $      5
                                                ===========    ===========  ===============  ===============  ==========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2015 (9)...........  $       --     $      --     $       (64)    $        (310)   $     --
                                                ===========    ===========  ===============  ===============  ==========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2016 (9)...........  $       --     $      --     $      (687)    $      (1,772)   $     --
                                                ===========    ===========  ===============  ===============  ==========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2017 (9)...........  $       --     $      --     $       (52)    $       1,300    $     --
                                                ===========    ===========  ===============  ===============  ==========
Gains (Losses) Data for the year ended
 December 31, 2015
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........  $       11     $      --     $       (74)    $        (303)   $     (6)
Total realized/unrealized gains (losses)
 included in AOCI..............................  $      (10)    $      --     $         2     $          --    $     --

--------

(1) Comprised of U.S. and foreign corporate securities.

(2) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(5) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net derivatives and net embedded derivatives are reported in net derivatives gains (losses).

(6) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)


(8) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(9) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

  Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                                    December 31,
                                                                             ---------------------------
                                                                                 2017          2016
                                                                             ------------- -------------
                                                                                    (In millions)
Assets (1)
Unpaid principal balance....................................................  $         70  $         88
Difference between estimated fair value and unpaid principal balance........            45            48
                                                                             ------------- -------------
 Carrying value at estimated fair value.....................................  $        115  $        136
                                                                             ============= =============
Liabilities (1)
Contractual principal balance...............................................  $         10  $         22
Difference between estimated fair value and contractual principal balance...             1             1
                                                                             ------------- -------------
 Carrying value at estimated fair value.....................................  $         11  $         23
                                                                             ============= =============

---------

(1) These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                             December 31, 2017
                                                   ----------------------------------------------------------------------
                                                                            Fair Value Hierarchy
                                                                  ----------------------------------------
                                                                                                               Total
                                                      Carrying                                               Estimated
                                                       Value        Level 1      Level 2       Level 3       Fair Value
                                                   -------------- ------------ ------------ -------------- --------------
                                                                               (In millions)
Assets
Mortgage loans....................................  $      10,525  $        --  $        --  $      10,768  $      10,768
Policy loans......................................  $       1,106  $        --  $       746  $         439  $       1,185
Real estate joint ventures........................  $           5  $        --  $        --  $          22  $          22
Other limited partnership interests...............  $          36  $        --  $        --  $          28  $          28
Loans to MetLife, Inc.............................  $          --  $        --  $        --  $          --  $          --
Premiums, reinsurance and other receivables.......  $       1,556  $        --  $       126  $       1,783  $       1,909
Liabilities
Policyholder account balances.....................  $      15,626  $        --  $        --  $      15,760  $      15,760
Long-term debt....................................  $          35  $        --  $        42  $          --  $          42
Other liabilities.................................  $         459  $        --  $        93  $         368  $         461
Separate account liabilities......................  $       1,206  $        --  $     1,206  $          --  $       1,206

                                                                             December 31, 2016
                                                   ----------------------------------------------------------------------
                                                                            Fair Value Hierarchy
                                                                  ----------------------------------------
                                                                                                               Total
                                                      Carrying                                               Estimated
                                                       Value        Level 1      Level 2       Level 3       Fair Value
                                                   -------------- ------------ ------------ -------------- --------------
                                                                               (In millions)
Assets
Mortgage loans....................................  $       9,154  $        --  $        --  $       9,298  $       9,298
Policy loans......................................  $       1,093  $        --  $       746  $         431  $       1,177
Real estate joint ventures........................  $          12  $        --  $        --  $          44  $          44
Other limited partnership interests...............  $          44  $        --  $        --  $          42  $          42
Loans to MetLife, Inc.............................  $       1,100  $        --  $     1,090  $          --  $       1,090
Premiums, reinsurance and other receivables.......  $       2,363  $        --  $       834  $       1,981  $       2,815
Liabilities
Policyholder account balances.....................  $      16,043  $        --  $        --  $      17,259  $      17,259
Long-term debt....................................  $       1,881  $        --  $     2,117  $          --  $       2,117
Other liabilities.................................  $         256  $        --  $        90  $         166  $         256
Separate account liabilities......................  $       1,110  $        --  $     1,110  $          --  $       1,110

   The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Mortgage Loans

    The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Policy Loans

    Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

    The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided on the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Loans to MetLife, Inc.

    The estimated fair value of loans to MetLife, Inc. is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on discounted cash flow methodologies that use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 Premiums, Reinsurance and Other Receivables

    Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

    Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

    The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 Policyholder Account Balances

    These policyholder account balances include investment contracts which primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

    The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Other Liabilities

    Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements, deposits payable and derivatives payable. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

    Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

    Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

    Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

10. Long-term Debt

   Long-term debt outstanding was as follows:

                                                                December 31,
                                                          ------------------------
                                 Interest Rate   Maturity     2017        2016
                               --------------- ---------- ------------ -----------
                                                               (In millions)
Surplus note -- affiliated
 with MetLife, Inc. (1).......      8.595%        2038     $        --  $      744
Surplus note -- affiliated
 with MetLife, Inc............      5.130%        2032              --         750
Surplus note -- affiliated
 with MetLife, Inc............      6.000%        2033              --         350
Long-term debt --
 unaffiliated (2).............      7.028%        2030              35          37
                                                          ------------ -----------
 Total long-term debt (3)...............................   $        35  $    1,881
                                                          ============ ===========

----------

(1) Includes $6 million of unamortized debt issuance costs at December 31, 2016.

(2) Represents non-recourse debt for which creditors have no access, subject to customary exceptions, to the general assets of the Company other than recourse to certain investment companies.

(3) Excludes $11 million and $23 million of long-term debt related to CSEs at December 31, 2017 and 2016, respectively. See Note 7 for more information regarding CSEs.

   The aggregate maturities of long-term debt at December 31, 2017 were $2 million in each of 2018, 2019, 2020, 2021 and 2022 and $26 million thereafter.

   Interest expense related to long-term debt of $58 million, $128 million and $128 million for the years ended December 31, 2017, 2016 and 2015, respectively, is included in other expenses.

Surplus Notes

   On June 16, 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million, 8.595% surplus notes held by MetLife, Inc., which were originally issued in 2008. The forgiveness of the surplus notes was treated as a capital transaction and recorded as an increase to additional paid-in-capital.

   On April 28, 2017, two surplus note obligations due to MetLife, Inc. totaling $1.1 billion, which were originally issued in 2012 and 2013, were due on September 30, 2032 and December 31, 2033 and bore interest at 5.13% and 6.00%, respectively, were satisfied in a non-cash exchange for $1.1 billion of loans due from MetLife, Inc.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

10. Long-term Debt (continued)


Committed Facilities and Reinsurance Financing Arrangement

   The Company previously had access to an unsecured revolving credit facility and certain committed facilities through the Company's former parent, MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities.

   In connection with the affiliated reinsurance company restructuring, effective April 28, 2017, MetLife, Inc.'s then existing affiliated reinsurance subsidiaries that supported the business interests of Brighthouse Financial, Inc. became a part of Brighthouse Financial, Inc. Simultaneously with the affiliated reinsurance company restructuring, the existing reserve financing arrangements of the affected reinsurance subsidiaries, as well as Brighthouse Financial, Inc.'s access to MetLife Inc.'s revolving credit facility and certain committed facilities, including outstanding letters of credit, were terminated and replaced with a single reinsurance financing arrangement, which is discussed in more detail below. The terminated committed facilities included a $3.5 billion committed facility for the benefit of MRSC and a $4.3 billion committed facility for the benefit of a designated protected cell of MetLife Reinsurance Company of Vermont ("MRV Cell").

   For the years ended December 31, 2017, 2016 and 2015, the Company recognized fees of $19 million, $55 million and $61 million, respectively, in other expenses associated with these committed facilities.

   On April 28, 2017, BRCD entered into a new $10.0 billion financing arrangement with a pool of highly rated third-party reinsurers. This financing arrangement consists of credit-linked notes that each have a term of 20 years. At December 31, 2017, there were no drawdowns on this facility and there was $8.3 billion of funding available under this arrangement. Fees associated with this financing arrangement were not significant.

11. Equity

Capital Transactions

   During the first quarter of 2017, the Company sold an operating joint venture to a former affiliate and the resulting $202 million gain was treated as a cash capital contribution. See Note 7.

   In April 2017, in connection with the Contribution Transactions, the Company recognized a $2.7 billion return of capital to MetLife, Inc. See Note 3 for additional information regarding the Contribution Transactions. During the years ended December 31, 2016 and 2015, the Company recognized non-cash returns of capital to MetLife, Inc. of $26 million and $50 million, respectively.

   During the second quarter of 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million of surplus notes held by MetLife, Inc. The forgiveness of these notes was a non-cash capital contribution. See Note 10 for additional information regarding the surplus notes.

   During the third quarter of 2017, the Company recognized a $1.1 billion non-cash tax charge and corresponding capital contribution from MetLife, Inc. This tax obligation was triggered prior to the Separation and MetLife, Inc. is responsible for this obligation through a Tax Separation Agreement. See Note 13 for additional information regarding the tax charge.

   During the year ended December 31, 2017, the Company received cash capital contributions totaling $1.3 billion from Brighthouse Holdings, LLC.

   During the years ended December 31, 2016 and 2015, the Company received cash capital contributions of $1.6 billion and $21 million, respectively and recognized non-cash capital contributions of $69 million and $181 million, respectively, from MetLife, Inc.

   In December 2015 and 2014, the Company accrued capital contributions from MetLife, Inc. of $120 million and $385 million, respectively, in premiums, reinsurance and other receivables and additional paid-in capital, which were settled for cash in 2016 and 2015, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


Statutory Equity and Income

   The states of domicile of Brighthouse Life Insurance Company and BHNY impose risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratios for Brighthouse Life Insurance Company and BHNY were each in excess of 400% for all periods presented.

   Brighthouse Life Insurance Company and BHNY prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing investments and deferred tax assets on a different basis. Brighthouse Life Insurance Company and BHNY have no material state prescribed accounting practices.

   The tables below present amounts from Brighthouse Life Insurance Company and BHNY, which are derived from the statutory-basis financial statements as filed with the insurance regulators.

   Statutory net income (loss) was as follows:

                                                              Years Ended December 31,
                                                   ----------------------------------------------
 Company                         State of Domicile      2017           2016             2015
-----------------------------  ------------------- -------------  --------------  ---------------
                                                                    (In millions)
 Brighthouse Life Insurance
 Company......................      Delaware         $      (425)   $      1,186    $      (1,022)
 Brighthouse Life Insurance
 Company of NY................      New York         $        22    $        (87)   $          17

   Statutory capital and surplus was as follows at:

                                                 December 31,
                                         -----------------------------
           Company                            2017           2016
          -----------------------------  -------------- --------------
                                                 (In millions)
           Brighthouse Life Insurance
           Company......................   $      5,594   $      4,374
           Brighthouse Life Insurance
           Company of NY................   $        294   $        196

   Brighthouse Life Insurance Company has a reinsurance subsidiary, BRCD that was formed in 2017 as the result of the merger of certain other affiliated captive reinsurance subsidiaries. BRCD reinsures risks including level premium term life and ULSG assumed from other Brighthouse Life Insurance Company subsidiaries. BRCD, with the explicit permission of the Delaware Commissioner, has included, as admitted assets, the value of credit-linked notes, serving as collateral, which resulted in higher statutory capital and surplus of $8.3 billion for the year ended December 31, 2017. BRCD's RBC would have triggered a regulatory event without the use of the state prescribed practice.

   Prior to the formation of BRCD and related merger, the legacy MetLife captive reinsurance subsidiaries included in the statutory merger and formation of BRCD had certain state prescribed accounting practices. A protected designated cell of MetLife Reinsurance Company of Vermont's ("MRV Cell"), with the explicit permission of the Commissioner of Insurance of the State of Vermont, included, as admitted assets, the value of letters of credit serving as collateral for reinsurance credit taken by various affiliated cedants, in connection with reinsurance agreements entered into between MRV Cell and the various affiliated cedants, which resulted in higher statutory capital and surplus of $3.0 billion for the year ended December 31, 2016. MRV Cell's RBC would have triggered a regulatory event without the use of the state prescribed practice. MetLife Reinsurance Company of Delaware ("MRD"), with the explicit permission of the Delaware Commissioner, previously included, as admitted assets, the value of letters of credit issued to MRD, serving as collateral, which resulted in higher statutory capital and surplus of $260 million

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)

for the year ended December 31, 2016. MRD's RBC would not have triggered a regulatory event without the use of the state prescribed practice.

   The statutory net income (loss) of the Company's affiliate reinsurance companies was ($1.6) billion, ($363) million and ($372) million for the years ended December 2017, 2016 and 2015, respectively, and the combined statutory capital and surplus, including the aforementioned prescribed practices, were $972 million and $2.6 billion at December 31, 2017 and 2016, respectively.

Dividend Restrictions

   The table below sets forth the dividends permitted to be paid by the Company's insurance companies without insurance regulatory approval and dividends paid:

                                      2018                2017            2016
                               -------------------  ---------------- ---------------
                                 Permitted Without
 Company                           Approval (1)         Paid (2)        Paid (2)
-----------------------------  -------------------  ---------------- ---------------
                                                  (In millions)
 Brighthouse Life Insurance
 Company......................  $             84     $            --  $          261
 Brighthouse Life Insurance
 Company of NY................  $             21     $            --  $           --

----------

(1) Reflects dividend amounts that may be paid during 2018 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2018, some or all of such dividends may require regulatory approval.

(2) Reflects all amounts paid, including those requiring regulatory approval.

   Under the Delaware Insurance Code, Brighthouse Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains), not including pro rata distributions of Brighthouse Life Insurance Company's own securities. Brighthouse Life Insurance Company will be permitted to pay a stockholder dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under the Delaware Insurance Code, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

   Under the New York Insurance Law, BHNY may not pay stockholder dividends without prior approval of the New York Superintendent of Financial Services.

   Under BRCD's plan of operations, no dividend or distribution may be made by BRCD without the prior approval of the Delaware Commissioner. During the year ended December 31, 2017, BRCD paid an extraordinary cash dividend of $535 million to Brighthouse Life Insurance Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI was as follows:

                           Unrealized                              Foreign
                        Investment Gains      Unrealized Gains    Currency
                        (Losses), Net of        (Losses) on      Translation
                        Related Offsets (1)      Derivatives      Adjustments       Total
                      ---------------------  -----------------  -------------  -----------
                                                  (In millions)
Balance at
 January 1,
 2015................       $         2,445      $         183    $        (6)  $    2,622
OCI before
 reclassifications...                (1,759)                95            (29)      (1,693)
Deferred
 income tax
 benefit
 (expense)...........                   643                (33)             9          619
                      ---------------------  -----------------  -------------  -----------
 AOCI before
   reclassifications,
   net of
   income tax........                 1,329                245            (26)       1,548
Amounts
 reclassified
 from AOCI...........                    78                 (6)            --           72
Deferred
 income tax
 benefit
 (expense)...........                   (28)                 2             --          (26)
                      ---------------------  -----------------  -------------  -----------
 Amounts
   reclassified
   from AOCI,
   net of
   income tax........                    50                 (4)            --           46
                      ---------------------  -----------------  -------------  -----------
Balance at
 December 31,
 2015................                 1,379                241            (26)       1,594
OCI before
 reclassifications...                  (565)                70             (3)        (498)
Deferred
 income tax
 benefit
 (expense)...........                   185                (25)            --          160
                      ---------------------  -----------------  -------------  -----------
 AOCI before
   reclassifications,
   net of
   income tax........                   999                286            (29)       1,256
Amounts
 reclassified
 from AOCI...........                    30                (43)            --          (13)
Deferred
 income tax
 benefit
 (expense)...........                   (10)                15             --            5
                      ---------------------  -----------------  -------------  -----------
 Amounts
   reclassified
   from AOCI,
   net of
   income tax........                    20                (28)            --           (8)
                      ---------------------  -----------------  -------------  -----------
Balance at
 December 31,
 2016................                 1,019                258            (29)       1,248
OCI before
 reclassifications...                   529               (152)             9          386
Deferred
 income tax
 benefit
 (expense)...........                  (206)                54             (3)        (155)
                      ---------------------  -----------------  -------------  -----------
 AOCI before
   reclassifications,
   net of
   income tax........                 1,342                160            (23)       1,479
Amounts
 reclassified
 from AOCI...........                    61                (14)            --           47
Deferred
 income tax
 benefit
 (expense) (2).......                   306                  5             --          311
                      ---------------------  -----------------  -------------  -----------
 Amounts
   reclassified
   from AOCI,
   net of
   income tax........                   367                 (9)            --          358
                      ---------------------  -----------------  -------------  -----------
Balance at
 December 31,
 2017................       $         1,709      $         151    $       (23)  $    1,837
                      =====================  =================  =============  ===========

---------------
(1) See Note 7 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2) Includes the $330 million impact of the Tax Act related to unrealized investments gains (losses), net of related offsets. See Note 1 for more information.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                 Consolidated Statements of Operations
                                                                                   and Comprehensive Income (Loss)
 AOCI Components                          Amounts Reclassified from AOCI                      Locations
----------------------------------  -------------------------------------        -------------------------------------
                                           Years Ended December 31,
                                    -------------------------------------
                                          2017           2016           2015
                                    -----------    -----------    -----------
                                                (In millions)
Net unrealized investment gains
 (losses):
 Net unrealized investment
  gains(losses)....................  $      (15)    $      (39)    $      (81)      Net investment gains (losses)
 Net unrealized investment gains
  (losses).........................           1              3             13       Net investment income
 Net unrealized investment gains
  (losses).........................         (47)             6            (10)      Net derivative gains (losses)
                                    -----------    -----------    -----------
  Net unrealized investment gains
   (losses), before income tax.....         (61)           (30)           (78)
  Income tax (expense) benefit.....        (306)            10             28
                                    -----------    -----------    -----------
  Net unrealized investment gains
   (losses), net of income tax.....  $     (367)    $      (20)    $      (50)
                                    ===========    ===========    ===========
Unrealized gains (losses) on
 derivatives - cash flow hedges:
 Interest rate swaps...............  $       --     $       33     $        1       Net derivative gains (losses)
 Interest rate swaps...............           3              3              1       Net investment income
 Interest rate forwards............          --              2              2       Net derivative gains (losses)
 Interest rate forwards............           3              2              2       Net investment income
 Foreign currency swaps............           8              3             --       Net derivative gains (losses)
                                    -----------    -----------    -----------
  Gains (losses) on cash flow
   hedges, before income tax.......          14             43              6
  Income tax (expense) benefit.....          (5)           (15)            (2)
                                    -----------    -----------    -----------
  Gains (losses) on cash flow
   hedges, net of income tax.......  $        9     $       28     $        4
                                    ===========    ===========    ===========
Total reclassifications, net of
 income tax........................  $     (358)    $        8     $      (46)
                                    ===========    ===========    ===========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


12. Other Expenses

   Information on other expenses was as follows:

                                                   Years Ended December 31,
                                         -------------------------------------------
                                                2017           2016           2015
                                         -------------  -------------  -------------
                                                        (In millions)
Compensation............................  $        263   $        356   $        487
Commissions.............................           741            641            722
Volume-related costs....................           175            279            231
Related party expenses on ceded and
 assumed reinsurance....................            --             22             17
Capitalization of DAC...................          (256)          (330)          (399)
Interest expense on debt................            56            130            137
Goodwill impairment (1).................            --            381             --
Premium taxes, licenses and fees........            58             59             71
Professional services...................           239             85             22
Rent and related expenses...............            12             46             54
Other...................................           545            412            381
                                         -------------  -------------  -------------
   Total other expenses.................  $      1,833   $      2,081   $      1,723
                                         =============  =============  =============

-------------

(1) Based on a quantitative analysis performed for the Run-off reporting unit, it was determined that the goodwill associated with this reporting unit was not recoverable and resulted in the impairment of the entire goodwill balance.

Capitalization of DAC

   See Note 5 for additional information on the capitalization of DAC.

Interest Expense on Debt

   See Note 10 for attribution of interest expense by debt issuance. Interest expense on debt includes interest expense related to CSEs.

Related Party Expenses

   See Note 15 for a discussion of related party expenses included in the table above.

13. Income Tax

   The provision for income tax was as follows:

                                                            Years Ended December 31,
                                                    -----------------------------------------
                                                           2017          2016         2015
                                                    -------------  -----------  -------------
                                                                  (In millions)
Current:
  Federal..........................................  $        368   $     (374)  $         35
  Foreign..........................................            18            4             --
                                                    -------------  -----------  -------------
    Subtotal.......................................           386         (370)            35
                                                    -------------  -----------  -------------
Deferred:
  Federal..........................................        (1,124)      (1,320)           212
  Foreign..........................................            --           --             --
                                                    -------------  -----------  -------------
    Subtotal.......................................        (1,124)      (1,320)           212
                                                    -------------  -----------  -------------
     Provision for income tax expense (benefit)....  $       (738)  $   (1,690)  $        247
                                                    =============  ===========  =============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                             Years Ended December 31,
                                                        ----------------------------------
                                                             2017        2016        2015
                                                        ----------  ----------  ----------
                                                                   (In millions)
Tax provision at U.S. statutory rate...................  $    (567)  $  (1,563)  $     408
Tax effect of:
 Dividend received deduction...........................       (116)       (110)       (132)
 Excess loss account - Separation from MetLife (1).....      1,088          --          --
 Rate revaluation due to tax reform (2)................       (696)         --          --
 Prior year tax........................................         (4)         24          (5)
 Tax credits...........................................        (29)        (22)        (16)
 Foreign tax rate differential.........................         --           2          (5)
 Goodwill impairment...................................       (288)        (20)         --
 Sale of subsidiary....................................       (136)         (6)         --
 Other, net............................................         10           5          (3)
                                                        ----------  ----------  ----------
    Provision for income tax expense (benefit).........  $    (738)  $  (1,690)  $     247
                                                        ==========  ==========  ==========

---------
(1) For the year ended December 31, 2017, the Company recognized a $1.1 billion non-cash charge to provision for income tax expense and corresponding capital contribution from MetLife. This tax obligation was in connection with the Separation and MetLife is responsible for this obligation through a Tax Separation Agreement.

(2) For the year ended December 31, 2017, the Company recognized a $696 million benefit in net income from remeasurement of net deferred tax liabilities in connection with the Tax Act discussed in Note 1. As the Company completes the analysis of data relevant to the Tax Act, as well as interprets any additional guidance issued by the Internal Revenue Service ("IRS"), U.S. Department of the Treasury, or other relevant organizations, it may make adjustments to these amounts.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                            December 31,
                                                   ------------------------------
                                                        2017            2016
                                                   -------------  ---------------
                                                            (In millions)
Deferred income tax assets:
  Investments, including derivatives..............  $        313   $          357
  Net operating loss carryfowards.................           416               --
  Tax credit carryforwards........................           191              184
  Intangibles.....................................           227               --
  Other...........................................            74               55
                                                   -------------  ---------------
    Total deferred income tax assets..............         1,221              596
    Less: valuation allowance.....................            11               --
                                                   -------------  ---------------
     Total net deferred income tax assets.........         1,210              596
                                                   -------------  ---------------
Deferred income tax liabilities:
  Policyholder liabilities and receivables........           853              536
  Intangibles.....................................            --              293
  Net unrealized investment gains.................           494              653
  DAC.............................................           757            1,565
                                                   -------------  ---------------
    Total deferred income tax liabilities.........         2,104            3,047
                                                   -------------  ---------------
     Net deferred income tax asset (liability)....  $       (894)  $       (2,451)
                                                   =============  ===============

   At December 31, 2017, the Company had net operating loss carryforwards of approximately $2.0 billion and the Company had recorded a related deferred tax asset of $416 million which expires in years 2033-2037.

   The following table sets forth the general business credits, foreign tax credits, and other credit carryforwards for tax purposes at December 31, 2017.

                                              Tax Credit Carryforwards
                               -------------------------------------------------------
                                 General Business
                                    Credits         Foreign Tax Credits        Other
                               ------------------ --------------------- --------------
                                                    (In millions)
Expiration
2018-2022.....................   $           --     $              --    $          --
2023-2027.....................               --                    14               --
2028-2032.....................               --                    --               --
2033-2037.....................                2                    --               --
Indefinite....................               --                    --              175
                               ------------------ --------------------- --------------
                                 $            2     $              14    $         175
                               ================== ===================== ==============

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                      Years Ended December 31,
                                                                                 ----------------------------------
                                                                                      2017        2016        2015
                                                                                 ----------  ----------  ----------
                                                                                            (In millions)
Balance at January 1,...........................................................  $      38   $      43   $      39
Additions for tax positions of prior years......................................         --           1           5
Reductions for tax positions of prior years.....................................         (4)         (9)         --
Additions for tax positions of current year.....................................          3           5           3
Reductions for tax positions of current year....................................         (2)         --          --
Settlements with tax authorities................................................        (13)         (2)         (4)
                                                                                 ----------  ----------  ----------
Balance at December 31,.........................................................  $      22   $      38   $      43
                                                                                 ==========  ==========  ==========
Unrecognized tax benefits that, if recognized would impact the effective rate...  $      22   $      38   $      33
                                                                                 ==========  ==========  ==========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense. Interest related to unrecognized tax benefits was not significant. The Company had no penalties for each of the years ended December 31, 2017, 2016 and 2015.

   The dividend received deduction reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate. The Tax Act has changed the dividend received deduction amount applicable to insurance companies to a 70% company share and a 50% dividend received deduction for eligible dividends.

   For the years ended December 31, 2017, 2016 and 2015, the Company recognized an income tax benefit of $123 million, $88 million and $143 million, respectively, related to the separate account dividend received deduction. The 2017 benefit included a benefit of $6 million related to a true-up of the 2016 tax return. The 2016 benefit included an expense of $22 million related to a true-up of the 2015 tax return. The 2015 benefit included a benefit of $13 million related to a true-up of the 2014 tax return.

   The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. The Company is no longer subject to U.S. federal, state, or local income tax examinations for years prior to 2007, except for 2006 where the IRS disallowance relates to policyholder liability deductions and the Company is engaged with IRS appeals. Management believes it has established adequate tax liabilities and final resolution of the audit for the years 2006 and forward is not expected to have a material impact on the Company's financial statements.

 Tax Sharing Agreements

   For the periods prior to the Separation from MetLife, Brighthouse Life Insurance Company and its subsidiaries will file a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Current taxes (and the benefits of tax attributes such as losses) are allocated to Brighthouse Life Insurance Company, and its includable subsidiaries, under the consolidated tax return regulations and a tax sharing agreement with MetLife. This tax sharing agreement states that federal taxes will be computed on a modified separate return basis with benefits for losses.

   For periods after the Separation, Brighthouse Life Insurance Company and any directly owned life insurance and reinsurance subsidiaries (including BHNY and BRCD) entered in a tax sharing agreement to join a life consolidated federal income tax return. The nonlife subsidiaries of Brighthouse Life Insurance Company will file their own U.S. federal income tax returns. The tax sharing agreements state that federal taxes are generally allocated to the Company as if each entity were filing its own separate company tax return, except that net operating losses and certain other tax attributes are characterized as realized (or realizable) when those tax attributes are realized (or realizable) by the Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


 Related Party Income Tax Transactions

   The Company also entered into a tax separation agreement with MetLife (the "Tax Separation Agreement"). Among other things, the Tax Separation Agreement governs the allocation between MetLife and us of the responsibility for the taxes of the MetLife group. The Tax Separation Agreement also allocates rights, obligations and responsibilities in connection with certain administrative matters relating to the preparation of tax returns and control of tax audits and other proceedings relating to taxes. In October 2017, MetLife paid
$723 million to Brighthouse Life Insurance Company and subsidiaries under the Tax Separation Agreement. At December 31, 2017, the current income tax recoverable included $857 million related to this agreement.

14. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

    The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

    Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

    The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2017.

   Matters as to Which an Estimate Can Be Made

      For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2017, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material.

   Matters as to Which an Estimate Cannot Be Made

      For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Sales Practices Claims

      Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


   Unclaimed Property Litigation

      Total Asset Recovery Services, LLC on its own behalf and on behalf of the State of New York v. Brighthouse Financial, Inc. et al (Supreme Court, New York County, NY, second amended complaint filed November 17, 2017). Total Asset Recovery Services, LLC. (the "Relator") has brought a qui tam action against Brighthouse Financial, Inc., and its subsidiaries and affiliates, under the New York False Claims Act seeking to recover damages on behalf of the State of New York. The action originally was filed under seal on or about December 3, 2010. The State of New York declined to intervene in the action, and the Relator is now prosecuting the action. The Relator alleges that from on or about April 1, 1986 and continuing annually through on or about September 10, 2017, the defendants violated New York State Finance Law
   Section 189 (1) (g) by failing to timely report and deliver unclaimed insurance property to the State of New York. The Relator is seeking, among other things, treble damages, penalties, expenses and attorneys' fees and prejudgment interest. No specific dollar amount of damages is specified by the Relator who also is suing numerous insurance companies and John Doe defendants. The Brighthouse defendants intend to defend this action vigorously.

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

    Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

    Assets and liabilities held for insolvency assessments were as follows:

                                                                            December 31,
                                                                            ------------
                                                                            2017    2016
                                                                            ----    ----
                                                                            (In millions)
 Other Assets:
 Premium tax offset for future discounted and undiscounted assessments.....  $13     $13
 Premium tax offsets currently available for paid assessments..............    5       8
                                                                            ----    ----
   Total...................................................................  $18     $21
                                                                            ====    ====
 Other Liabilities:
 Insolvency assessments....................................................  $17     $17
                                                                            ====    ====

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


Commitments

 Mortgage Loan Commitments

    The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $388 million and $335 million at December 31, 2017 and 2016, respectively.

 Commitments to Fund Partnership Investments and Private Corporate Bond Investments

    The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.4 billion and $1.3 billion at December 31, 2017 and 2016, respectively.

 Other Commitments

    The Company had entered into collateral arrangements with former affiliates which required the transfer of collateral in connection with secured demand notes. These arrangements expired during the first quarter of 2017 and the Company is no longer transferring collateral to custody accounts. At
 December 31, 2016, the Company had agreed to fund up to $20 million of cash upon the request by these former affiliates and had transferred collateral consisting of various securities with a fair market value of $25 million to custody accounts to secure the demand notes. Each of these former affiliates was permitted by contract to sell or re-pledge this collateral.

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $6 million to $203 million, with a cumulative maximum of $208 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $2 million at both December 31, 2017 and 2016 for indemnities, guarantees and commitments.

15. Related Party Transactions

   The Company has various existing arrangements with its Brighthouse affiliates and MetLife for services necessary to conduct its activities. Subsequent to the Separation, certain of the MetLife services continued, as provided for under a master service agreement and various transition services agreements entered into in connection with the Separation.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

15. Related Party Transactions (continued)


Non-Broker-Dealer Transactions

   The following table summarizes income and expense from transactions with related parties (excluding broker-dealer transactions) for the years indicated:

                                           Years Ended December 31,
                                     -------------------------------------
                                         2017         2016        2015
                                     -----------  -----------  -----------
                                                 (In millions)
      Income........................  $     (149)  $      (45)  $       36
      Expense.......................  $      933   $      370   $      855

   The following table summarizes assets and liabilities from transactions with related parties (excluding broker-dealer transactions) at:

                                                 December 31,
                                          ---------------------------
                                              2017          2016
                                          ------------- -------------
                                                 (In millions)
           Assets........................  $      2,839  $      4,288
           Liabilities...................  $      2,675  $      5,125

   The material arrangements between the Company and its related parties are as follows:

 Reinsurance Agreements

    The Company has reinsurance agreements with its affiliate NELICO and certain of MetLife, Inc.'s subsidiaries, all of which are related parties. See
 Note 6 for further discussion of the related party reinsurance agreements.

 Financing Arrangements

    Prior to the Separation, the Company had surplus notes outstanding to MetLife, Inc., as well as collateral financing arrangement with a third party that involved MetLife, Inc. See Note 10 for more information.

 Investment Transactions

    Prior to the Separation, the Company had extended loans to certain subsidiaries of MetLife, Inc. Additionally, in the ordinary course of business, the Company had previously transferred invested assets, primarily consisting of fixed maturity securities, to and from former affiliates. See
 Note 7 for further discussion of the related party investment transactions.

 Shared Services and Overhead Allocations

    Brighthouse affiliates and MetLife provides the Company certain services, which include, but are not limited to, treasury, financial planning and analysis, legal, human resources, tax planning, internal audit, financial reporting, and information technology. In 2017, the Company is charged for the MetLife services through a transition services agreement and allocated to the legal entities and products within the Company. When specific identification to a particular legal entity and/or product is not practicable, an allocation methodology based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts is used. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Expenses incurred with Brighthouse affiliates and MetLife related to these arrangements, recorded in other expenses, were $1.0 billion, $847 million and $1.1 billion for the years ended December 31, 2017, 2016 and 2015, respectively.

Sales Distribution Services

   In July 2016, MetLife, Inc. completed the sale to MassMutual of MetLife's retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MSI. MassMutual assumed all of the liabilities related to such assets and that arise or occur after the closing of the sale.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

15. Related Party Transactions (continued)


Broker-Dealer Transactions

   Beginning in March 2017, Brighthouse Securities, LLC, a registered broker-dealer affiliate, began distributing certain of the Company's existing and future variable insurance products, and the MetLife broker-dealers discontinued such distributions. Prior to March 2017, the Company recognized related party revenues and expenses arising from transactions with MetLife broker-dealers that previously sold the Company's variable annuity and life products. The related party expense for the Company was commissions collected on the sale of variable products by the Company and passed through to the broker-dealer. The related party revenue for the Company was fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company.

   The following table summarizes income and expense from transactions with related party broker-dealers for the years indicated:

                                           Years Ended December 31,
                                      -----------------------------------
                                         2017        2016        2015
                                      ----------- ----------- -----------
                                                 (In millions)
       Fee income....................  $      224  $      202  $      218
       Commission expense............  $      642  $      638  $      643

   The following table summarizes assets and liabilities from transactions with related party broker-dealers at:

                                                 December 31,
                                             ---------------------
                                                2017       2016
                                             ---------- ----------
                                                 (In millions)
              Fee income receivables........  $      19  $      19
              Secured demand notes..........  $      --  $      20

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





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





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


                                     PART C

                               OTHER INFORMATION



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a. Financial Statements

The financial statements and financial highlights of each of the Sub-Accounts of the Separate Account are included in Part B hereof and include:

1. Report of Independent Registered Public Accounting Firm.


2. Statements of Assets and Liabilities as of December 31, 2017.

3. Statements of Operations for the year ended December 31, 2017.

4. Statements of Changes in Net Assets for the years ended December 31, 2017 and 2016.


5. Notes to the Financial Statements.

The consolidated financial statements and financial statement schedules of the Company and subsidiaries are included in Part B hereof and include:

1. Report of Independent Registered Public Accounting Firm.


2. Consolidated Balance Sheets as of December 31, 2017 and 2016.

3. Consolidated Statements of Operations for the years ended December 31, 2017, 2016 and 2015.

4. Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2017, 2016 and 2015.

5. Consolidated Statements of Equity for the years ended December 31, 2017, 2016 and 2015.

6. Consolidated Statements of Cash Flows for the years ended December 31, 2017, 2016 and 2015.


7. Notes to the Consolidated Financial Statements.

8. Financial Statement Schedules.


b. Exhibits


1. (i) Certification of Restated Resolutions of the Board of Directors of MetLife Investors USA Insurance Company authorizing the establishment of the Separate Account (adopted May 18, 2004) (6)


   (ii) Resolutions of the Board of Directors of MetLife USA Insurance Company (including Agreement and Plan of Merger attached as Exhibit B to the resolutions) (adopted August 13, 2014) (24)


   (iii) Resolutions of the Board of Directors of MetLife Insurance Company of Connecticut authorizing the acceptance of the Separate Account (adopted September 17, 2014) (24)


2.             Not Applicable.


3. (i) (a)     Distribution and Principal Underwriting Agreement between
               MetLife Insurance Company of Connecticut and MetLife Investors
               Distribution Company (effective November 24, 2009) (4)


   (i) (b) Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (dated August 18, 2014) (24)


   (i) (c) Amendment No. 2 to Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015).
               (26)


   (ii) Form of Enterprise Selling Agreement 09-12 (MetLife Investors Distribution Company Sales Agreement) (20)


   (iii) Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017) (28)


   (iv)        Brighthouse Securities, LLC Sales Agreement (28)

4. (i)         Individual Flexible Purchase Payment Deferred Variable Annuity
               Contract (1)


   (ii)        Enhanced Dollar Cost Averaging Rider (1)


   (iii)       Three Month Market Entry Rider (1)


   (iv)        Death Benefit Rider - Principal Protection (1)


   (v)         Death Benefit Rider - Compounded-Plus (1)


   (vi)        Death Benefit Rider - (Annual Step-Up) (1)


   (vii)       Guaranteed Minimum Income Benefit Rider - (Living Benefit) (1)


   (viii)      Additional Death Benefit Rider - (Earnings Preservation
               Benefit) (1)


   (ix) Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider (1)


   (x)         Terminal Illness Rider (1)


   (xi)        Individual Retirement Annuity Endorsement (1)


   (xii)       Roth Individual Retirement Annuity Endorsement (1)


   (xiii)      401 Plan Endorsement (1)


   (xiv)       Tax Sheltered Annuity Endorsement (1)


   (xv)        Unisex Annuity Rates Rider (1)


   (xvi) Endorsement (Name Change - effective March 1, 2001. MetLife Investors USA Insurance Company; formerly Security First Life Insurance Company) (3)


   (xvii) Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II) 7018-1 (03/03) (5)


   (xviii) Form of Guaranteed Withdrawal Benefit Rider - (GWB) MLIU-690-1 (7/04) (6)


   (xix)       Form of Contract Schedule [Series C, L, VA, or XC] 8028-2
               (7/04) (6)


   (xx)        Individual Retirement Annuity Endorsement 8023.1 (9/02) (6)


   (xxi)       Roth Individual Retirement Annuity Endorsement 9024.1 (9/02)
               (6)


   (xxii)      401(a)/403(a) Plan Endorsement 8025.1 (9/02) (6)


   (xxiii)     Tax Sheltered Annuity Endorsement 8026.1 (9/02) (6)


   (xxiv)      Simple Individual Retirement Annuity Endorsement 8276 (9/02)
               (6)


   (xxv) Form of Guaranteed Minimum Income Benefit Rider (GMIB Plus or GMIB III) 8018-2 (05/05) (7)


   (xxvi)      Form of Enhanced Dollar Cost Averaging Rider 8013-1 (05/05) (7)


   (xxvii)     Form of Three Month Market Entry Rider 8104-1 (05/05) (7)


   (xxviii)    Form of Contract Schedule (GMIB Plus or GMIB III) 8028-3 (5/05)
               (8)


   (xxix)      Purchase Payment Credit Rider 8030 (11/00) (9)


   (xxx)       Guaranteed Withdrawal Benefit Endorsement (EGWB) MLIU-GWB
               (11/05)-E (9)


   (xxxi)      Guaranteed Withdrawal Benefit Rider (GWB) MLIU-690-2 (11/05)
               (9)


   (xxxii)     Form of Contract Schedule (GMAB) 8028-4 (11/05) (10)


   (xxxiii) Guaranteed Minimum Accumulation Benefit Rider (GMAB) MLIU-670-1 (11/05) (9)


   (xxxiv) Designated Beneficiary Non-Qualified Annuity Endorsement MLIU-NQ-1 (11/05)-I (10)


   (xxxv)      Lifetime Guaranteed Withdrawal Benefit MLIU-690-3 (6/06) (11)


   (xxxvi)     Form of Contract Schedule 8028-5 (6/06)(LGWB) (11)


   (xxxvii)    Fixed Account Rider 8012 (11/00) (12)

   (xxxviii)   Guaranteed Minimum Death Benefit (GMDB) Rider MLIU-640-1 (4/08)
               (13)


   (xxxix)     Form of Contract Schedule Guaranteed Minimum Death Benefit
               (GMDB) Rider MLIU-EDB (4/08) (13)


   (xl) Guaranteed Minimum Income Benefit Rider -- Living Benefit MLIU-560-4 (4/08) (GMIB Plus II) (13)


   (xli)       Form of Contract Schedule Guaranteed Minimum Income Benefit
               (GMIB) Rider MLIU-EGMIB (4/08) (GMIB Plus II) (16)


   (xlii) Lifetime Guaranteed Withdrawal Benefit Rider MLIU-690-4 (4/08) (LWG II) (13)


   (xliii) Form of Contract Schedule Lifetime Guaranteed Withdrawal Benefit MLIU-EGWB (4/08) (LWG II) (15)


   (xliv) Form of Spousal Continuation Endorsement (GMIB&GMDB) MLIU-GMIB (2/10)-E (17)


   (xlv)       Form of Tax-Sheltered Annuity Endorsement MLIU-398-3 (12/08)
               (18)


   (xlvi)      Form of 401(a)/403(a) Plan Endorsement MLIU-401-3 (5/11) (19)


   (xlvii) Merger Endorsement (effective November 14, 2014) (MetLife Investors USA Insurance Company merged into MetLife Insurance Company USA) 6-E118-14 (24)


   (xlviii)    Non-qualified Annuity Endorsement MLIU-NQ (11/04) - I (24)


   (xlix) Brighthouse Life Insurance Company Name Change Endorsement (effective March 6, 2017) 5-E132-6 (28)


5. (i)         Form of Variable Annuity Application (2)


   (ii)        Form of Variable Annuity Application 8029 (7/04) APPVA-504USAVA
               (6)


   (iii)       Form of Variable Annuity Application 8029 (1/05)
               APPAVA-105USAVA (7)


   (iv)        Form of Variable Annuity Application 8029 (4/05)
               APPAVA-1105USAVA (9)


   (v)         Form of Variable Annuity Application 8029 (1/06) APPVAUSAVA 606
               (11)


   (vi)        Form of Variable Annuity Application 8029 (10/07) APPUSAVA
               April 2008 (14)


6. (i) Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014) (24)


   (ii)        Copy of the Bylaws of the Company (24)


   (iii)       Copy of Certificate of Amendment of Certificate of
               Incorporation of the Company (effective March 6, 2017) (28)


   (iv)        Copy of Amended and Restated Bylaws of the Company (28)


7. (i) Amended and Restated Indemnity Retrocession Agreement Coverage effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re Ltd.(25)


   (ii) Notice of Final Adjusted Recapture Payment Amount in respect of the Amended and Restated Indemnity Retrocession Agreement, effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re., Ltd. (effective July 31, 2015)
               (27)


8. (i)(a)      Participation Agreement Among Met Investors Series Trust, Met
               Investors Advisory, LLC, MetLife Investors Distribution Company,
               The Travelers Insurance Company and The Travelers Life and
               Annuity Company (effective 11-01-05) (21)


     (i) (b) First Amendment to Participation Agreement Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective 05-01-09) (22)


     (i)(c) Amendment to Participation Agreement in effect Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al. (effective 4-30-10) (22)


     (i) (d) Amendment to Participation Agreement with Met Investors Series Trust (effective November 17, 2014) (24)

   (ii) (a) Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company,
                      MetLife Insurance Company of Connecticut (effective 08-31-
                                                                       07) (23)


     (ii) (b) Amendment to Participation Agreement in effect Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10) (22)


     (iii) Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6,
                2017) (28)


     (iv) Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6,
                2017) (28)


9.             Opinion of Counsel (24)


10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (filed herewith)


11.            Not Applicable.


12.            Not Applicable.



13. Powers of Attorney for Eric T. Steigerwalt, Myles J. Lambert, Peter M. Carlson, John L. Rosenthal, Anant Bhalla, Conor E. Murphy and Lynn Dumais (filed herewith)

------------
(1) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.

(2) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 2 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on March 21, 2001.

(3) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 13, 2001.

(4) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-152199 and 811-21262) filed electronically on April 8, 2009.

(5) incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 27, 2004.

(6) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.

(7) incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 18, 2005.

(8) incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 25, 2005.

(9) incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 13, 2005.

(10) incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on September 9, 2005.

(11) incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 24, 2006.

(12) incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File Nos. 333-54466 and 811-03365) filed electronically on April 16, 2007.

(13) incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on December 21, 2007.

(14) incorporated herein by reference to Registrant's Post-Effective Amendment No. 31 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 15, 2008.

(15) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4/A (File Nos. 333-152385 and 811-03365) filed electronically on October 28, 2008.

(16) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-156648 and 811-03365) filed electronically on January 9, 2009.

(17) incorporated herein by reference to Registrant's Post-Effective Amendment No. 35 to Form N-4 (File Nos. 333-54466 and 811-03365) filed electronically on April 22, 2010.

(18) incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-156648 and 811-03365) filed electronically on March 22, 2011.

(19) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-176374 and 811-03365) filed electronically on April 11, 2012.

(20) incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-176374 and 811-03365) filed electronically on April 10, 2013.


(21) incorporated herein by reference to The Travelers Fund ABD for Variable Annuities' Post-Effective Amendment No. 14 to Form N-4 (File Nos. 033-65343 and 811-07465) filed electronically on April 6, 2006.


(22) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 4, 2012.


(23) incorporated herein by reference to MetLife of CT Separate Account Nine for Variable Annuities' Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-65926 and 811-09411) filed electronically on October 31, 2007.


(24) incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200253 and 811-03365) filed electronically on November 17, 2014.


(25) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-200253 and 811-03365) filed electronically on April 17, 2015.


(26) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 26 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 6, 2016.


(27) incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-200253 and 811-03365) filed electronically on April 15, 2016.


(28) incorporated herein by reference to Registrant's Post-Effective Amendment No.1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.




ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ---------------------------------------------------------------
Eric T. Steigerwalt                     Director, Chairman of the Board, President and Chief Executive
11225 North Community House Road        Officer
Charlotte, NC 28277





Anant Bhalla                        Director, Vice President and Chief Financial Officer
11225 North Community House Road
Charlotte, NC 28277





Myles Lambert                       Director and Vice President
11225 North Community House Road
Charlotte, NC 28277





Peter Carlson                       Director and Vice President
11225 North Community House Road
Charlotte, NC 28277





Conor Murphy                        Director
11225 North Community House Road
Charlotte, NC 28277




John Rosenthal           Director, Vice President and Chief Investment Officer
334 Madison Avenue
Morristown, NJ 07960



Kimberly Berwanger                  Vice President
11225 North Community House Road
Charlotte, NC 28277



Patrisha Cox                        Vice President
11225 North Community House Road
Charlotte, NC 28277

Ruth Damian                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Mark Davis                          Vice President
11225 North Community House Road
Charlotte, NC 28277





Andrew DeMarco                      Vice President
11225 North Community House Road
Charlotte, NC 28277





David Dooley             Vice President
334 Madison Avenue
Morristown, NJ 07960





Meghan Doscher                      Vice President
11225 North Community House Road
Charlotte, NC 28277





Tara Figard                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Kevin Finneran                      Vice President and Illustration Officer
11225 North Community House Road
Charlotte, NC 28277





Jason Frain                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Gregory Illson                      Vice President
11225 North Community House Road
Charlotte, NC 28277





James Hamalainen                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Christopher Hartsfield              Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Hughes                      Chief Technology Officer
11225 North Community House Road
Charlotte, NC 28277





Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277





John Lima                Chief Derivatives Officer
334 Madison Avenue
Morristown, NJ 07960

Timothy J. McLinden                 Vice President
11225 North Community House Road
Charlotte, NC 28277




Marc Pucci               Vice President
334 Madison Avenue
Morristown, NJ 07960




Mark Reilly                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Andrew Vigar                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Mark Wessel                         Vice President
11225 North Community House Road
Charlotte, NC 28277




James Wiviott            Vice President
334 Madison Avenue
Morristown, NJ 07960




Natalie Wright                      Vice President
11225 North Community House Road
Charlotte, NC 28277





Meredith Ratajczak                  Vice President and Appointed Actuary
11225 North Community House Road
Charlotte, NC 28277




Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017




Lynn Dumais                         Vice President and Chief Accounting Officer
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Halperin                    Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277




David Chamberlin          Vice President and Controller
18205 Crane Nest Drive
Tampa, FL 33647




Frans teGroen                       Vice President and Corporate Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Alan Igielski                       Vice President and Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277

Robert Allen                        Vice President and Chief Information Security Officer
11225 North Community House Road
Charlotte, NC 28277





D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277





Jin Chang                           Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277





Christine DeBiase                   Vice President, General Counsel and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Paul Scott Peterson                 Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Matthew Quale                       Vice President
11225 North Community House Road
Charlotte, NC 28277


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of Brighthouse Life Insurance Company under Delaware insurance law. Brighthouse Life Insurance Company is an indirect subsidiary of Brighthouse Financial, Inc., a publicly traded company. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc. No person is controlled by the Registrant.


    ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2017

The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2017.

That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)

Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.

The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.




A. Brighthouse Holdings, LLC (DE)
     1. New England Life Insurance Company (MA)
     2. Brighthouse Life Insurance Company (DE)
                                                a.   Brighthouse Reinsurance Company of Delaware (DE)

                                                 b.   Brighthouse Life Insurance Company of NY (NY)
                                                 c.   Brighthouse Connecticut Properties Ventures, LLC (DE)
                                                 d.   Brighthouse Renewables Holdings, LLC (DE)
                                                 e.   Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
                                                 f.   Brighthouse Assignment Company (CT)
                                                 g.   ML 1065 Hotel, LLC (DE)
                                                 h.   TIC European Real Estate LP, LLC (DE)
                                                 i.   Euro TL Investments LLC (DE)
                                                 j.   Greater Sandhill I, LLC (DE)
                                                 k.   1075 Peachtree, LLC (DE)
                                                 l.   TLA Holdings LLC (DE)
                                                 m.   The Prospect Company (DE)
                                                 n.   Euro T1 Investments LLC (DE)
                                                 o.   TLA Holdings II LLC (DE)
    3. Brighthouse Securities, LLC (DE)
    4. Brighthouse Services, LLC (DE)
    5. Brighthouse Investment Advisers, LLC (DE)


ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2018, there were 392,379 owners of qualified contracts and 164,217 owners of non-qualified contracts offered by the Registrant (Brighthouse Separate Account A).



ITEM 28. INDEMNIFICATION


Pursuant to applicable provisions of Brighthouse Life Insurance Company's by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities LLC's distribution of the Contracts.

Brighthouse Financial, Inc. also maintains a directors and officers professional liability insurance policy under which the Registrant, the Depositor and the Underwriter, as well as certain other Brighthouse subsidiaries, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS

(a) Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registrant):

Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account

(b) Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------




Myles Lambert                       Manager, President and Chief Executive Officer
11225 North Community House Road
Charlotte, NC 28277





Philip Beaulieu                     Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277





Gerard Nigro                        Manager and Senior Vice President
11225 North Community House Road
Charlotte, NC 28277







Jeffrey Halperin                    Senior Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Senior Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277





Melissa Cox                         Vice President
11225 North Community House Road
Charlotte, NC 28277




Michael Davis                       Vice President
11225 North Community House Road
Charlotte, NC 28277




Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277





Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277

Janet Morgan                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Matthew Quale                       Vice President
11225 North Community House Road
Charlotte, NC 28277




Jacob Jenkelowitz       Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017




D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277




Paul Scott Peterson                 Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277


(c) Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:





                                             (2)
                                      NET UNDERWRITING        (3)            (4)           (5)
                 (1)                    DISCOUNTS AND     COMPENSATION    BROKERAGE       OTHER
    NAME OF PRINCIPAL UNDERWRITER        COMMISSIONS     ON REDEMPTION   COMMISSIONS   COMPENSATION
------------------------------------ ------------------ --------------- ------------- -------------
 Brighthouse Securities, LLC+........$599,512,866       $0              $0            $0



+ MetLife Investors Distribution Company served as principal underwriter and was the recipient of these commissions prior to March 6, 2017. Brighthouse Securities, LLC was the recipient of these commissions thereafter.



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

(a)        Registrant


(b) Brighthouse Financial Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


(c)        State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
           02110


(d) Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277


(e) Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277



(f)        Brighthouse Financial, 18205 Crane Nest Dr., Floor 5, Tampa, FL
           33647



(g)        Brighthouse Financial, One Financial Center, 21st Floor, Boston, MA
           02111



ITEM 31. MANAGEMENT SERVICES

Not Applicable.


ITEM 32. UNDERTAKINGS

a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.



                                REPRESENTATIONS

Brighthouse Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
       Section 403(b)(11) to the attention of the potential participants;


4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on the 11th day of April, 2018.


   BRIGHTHOUSE SEPARATE ACCOUNT A
   (Registrant)
   By:   BRIGHTHOUSE LIFE INSURANCE COMPANY
   By:   /s/ Gregory E. Illson
         -----------------------------------
         Gregory E. Illson
         Vice President



   By:   BRIGHTHOUSE LIFE INSURANCE COMPANY
         (Depositor)
   By:   /s/ Gregory E. Illson
         -----------------------------------
         Gregory E. Illson
         Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on April 11, 2018.


/s/ Eric T. Steigerwalt*           Chairman of the Board, President, Chief Executive Officer
-------------------------------    and a Director
Eric T. Steigerwalt

/s/ Myles J. Lambert*              Director and Vice President
-------------------------------
Myles J. Lambert

/s/ Peter M. Carlson*              Director and Vice President
-------------------------------
Peter M. Carlson

/s/ John L. Rosenthal*             Director, Vice President and Chief Investment Officer
-------------------------------
John L. Rosenthal

/s/ Anant Bhalla*                  Director, Vice President and Chief Financial Officer
-------------------------------
Anant Bhalla

/s/ Conor E. Murphy*               Director
-------------------------------
Conor E. Murphy

/s/ Lynn A. Dumais*                Vice President and Chief Accounting Officer

-------------------------------
Lynn A. Dumais



   *By:   /s/ Michele H. Abate
          -----------------------------------
          Michele H. Abate, Attorney-In-Fact
          April 11, 2018

* Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS

10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)

13        Powers of Attorney